                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7704

                              Schwab Capital Trust
                    -----------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Evelyn Dilsaver
                              Schwab Capital Trust
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: October 31

Date of reporting period:  October 31, 2005

ITEM 1: REPORT(s) TO SHAREHOLDERS.

SCHWAB EQUITY INDEX FUNDS

      ANNUAL REPORT
      October 31, 2005

      Schwab S&P 500 Index Fund
      (formerly Schwab S&P 500 Fund)

      Schwab 1000 Index(R) Fund
      (formerly Schwab 1000 Fund(R))

      Schwab Small-Cap
      Index Fund(R)

      Schwab Total Stock Market
      Index Fund(R)

      Schwab International
      Index Fund(R)


                                                           [CHARLES SCHWAB LOGO]

          Five cost-efficient ways to tap into the power of the stock market for long-term growth potential.

IN THIS REPORT

  Management's Discussion ..........................................   2

  Performance and Fund Facts
    Schwab S&P 500 Index Fund................   7
    Schwab 1000 Index(R) Fund................  11
    Schwab Small-Cap Index Fund(R)...........  14
    Schwab Total Stock Market
    Index Fund(R)............................  17
    Schwab International Index Fund(R).......  20

  Fund Expenses.....................................................  23

  Financial Statements
    Schwab S&P 500 Index Fund................  25
    Schwab 1000 Index(R) Fund................  34
    Schwab Small-Cap Index Fund(R)...........  43
    Schwab Total Stock Market
    Index Fund(R)............................  51
    Schwab International Index Fund(R).......  60

  Financial Notes...................................................  68

  Investment Advisory
  Agreement Approval................................................  74

  Trustees and Officers.............................................  77

  Glossary..........................................................  81

------------------------------------------------------------------------------
Select Shares(R) are available on many Schwab Funds(R)

Schwab Funds offers Select Shares, a share class that carries lower expenses than Investor Shares(TM) in exchange for higher investment minimums on many of its funds. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders of Investor Shares to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab to perform a tax-free interclass exchange into Select Shares. Instructions for performing a tax-free interclass exchange can also be referenced on the Schwab Funds website at WWW.SCHWAB.COM/SCHWABFUNDS under Schwab Funds Investor Information.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).

Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the funds' portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

Performance data quoted represents past performance and does not indicate future results. Current performance may be lower or higher. Investment value will fluctuate, and shares, when redeemed, may be worth more or less than original cost. Small-cap funds are subject to greater volatility than those in other asset categories.

FROM THE CHAIRMAN

Dear Shareholder,

I founded Schwab over thirty years ago to be a home for serious investors. That mission continues to guide us today as we constantly innovate on behalf of our clients. By continuing to provide the highest quality products and services--at a great price--we remain true to our heritage.

I take particular pride in the Schwab Funds. Founded over 15 years ago, they have now grown to include more than 50 funds with over $140 billion in assets as of this report date. With a variety of investment strategies, Schwab Funds provide a range of innovative investment choices that can serve as a foundation for your asset allocation plan. We've continued to expand our product offering over the past year, as Schwab Funds President Evelyn Dilsaver explains in more detail on the following page.

Schwab Funds is managed by Charles Schwab Investment Management, Inc., one of the largest mutual fund managers in the U.S. Our portfolio managers share a passion for market analysis and use some of the most sophisticated financial models available. I am proud of their depth of experience, which reflects an average tenure of more than 15 years in the investment industry. Furthermore, I am impressed with the commitment that our managers bring to the stewardship of the funds, for you, their shareholders.

This commitment and experience is evident in our funds' performance. I'm especially pleased to highlight the strong performance of the Schwab Small-Cap Equity Fund which ranked in the top 2% of its category for the one-year period ended October 31, 2005. 1

In closing, I want to thank you for investing with us. We strive every day to warrant the trust you have placed in us; that will never change.

Sincerely,

/s/ Charles Schwab

1 Source: Lipper Small Cap Core Funds. For the one-year period, rankings were:
  Select Shares #11 and Investor Shares #12 out of 604 funds. Numbers assume reinvestment of dividends and capital gains over each time period. Lipper, Inc. rankings are based on average total returns not including sales charges.

MANAGEMENT'S DISCUSSION for the year ended October 31, 2005

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I'm pleased to bring you the annual report for the Schwab Equity Index Funds for the one-year period ended October 31, 2005.

With their market-tracking performance, broad diversification and lower costs, index funds can complement a portfolio of actively managed funds. For example, the Schwab 1000 Index Fund includes the stocks of the largest 1,000 publicly traded companies in the United States. This fund has delivered solid results and is a tax-efficient investment that can serve as the core stock portion of an asset allocation strategy.

We continue to develop and manage Schwab Funds to help you achieve your goals and to provide an uncomplicated way to build a well-diversified portfolio. In terms of development, Schwab Funds launched seven new funds in 2005. Among the new funds is the Schwab Large-Cap Growth Fund, which commenced operations on October 3, 2005. This fund seeks capital appreciation by selecting companies with market capitalizations greater than $5 billion and is actively managed by a team of investment professionals that understands how a disciplined investment strategy can help achieve competitive returns.

I speak for all of Schwab Funds when I say we want Schwab to be the place where investors can find useful, quality financial products and services to help them succeed.

Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

Investment value will fluctuate, and shares, when redeemed, may be worth more or less than original cost.


2 Schwab Equity Index Funds

[PHOTO OF JEFFREY MORTIMER]

JEFFREY MORTIMER, CFA, senior vice president and chief investment officer, equities, of the investment adviser, is responsible for the overall management of the funds. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

[PHOTO OF LARRY MANO]

LARRY MANO, vice president and senior portfolio manager of the investment adviser, is responsible for the day-to-day management of the Schwab Total Stock Market Index Fund and co-management of the remaining funds. Prior to joining the firm in 1998, he worked for 20 years in equity management.

THE INVESTMENT ENVIRONMENT AND THE FUNDS

Despite a turbulent year in the news, the markets remained in a steady growth mode and ended the one-year report period with positive results. Oil prices hit all-time highs and the Federal Reserve continued to raise short-term interest rates to curb inflationary pressures, raising the Fed Funds Target eight consecutive times in the one-year report period. The moves had a limited impact on overall economic growth, due primarily to the record-low level of interest rates from which the increases began.

Despite concerns of high energy prices, which remained a significant headwind for economic performance throughout the period, corporate earnings remained strong throughout the year. Additionally, with the unemployment rate hovering around 5% and GDP growth around 3.6%, job and income growth remained positive and investors remained optimistic. Productivity gains and more restrictive monetary policy kept a lid on core inflation. The productivity gains, coupled with foreign investors buying large amounts of U.S. government securities, helped contain increases in long-term interest rates. These conditions caused the dollar to rally, which took pressure off the price of imported goods.

The big news for the past few months was the impact of Hurricanes Katrina and Rita. The devastation caused by these storms was particularly heavy with respect to the energy infrastructure in the South. Oil prices rose sharply in the aftermath of the hurricanes, with crude oil peaking above $71 per barrel in early September. However, a quick action by the federal government to release Strategic Petroleum Reserves and soften oil demand led to a subsequent decline off that peak. While the full economic effect of the hurricanes was unknown at the end of the report period, the damage appears to be limited to the regions in the hurricanes' path and to the energy infrastructures in the area.

Another significant event that occurred during the report period was the appointment of Ben Bernanke to succeed Alan Greenspan as Chairman of the Federal Reserve Board. Although he has not yet been confirmed into office, Bernanke's experience on the Federal Open Market Committee and his expertise in monetary economics has eased the concerns of the markets and caused investors to expect a smooth transition.

Source of Sector Classification: S&P and MSCI.


                                                     Schwab Equity Index Funds 3

MANAGEMENT'S DISCUSSION continued

[PHOTO OF TOM BROWN]

TOM BROWN, an associate portfolio manager of the investment adviser, is responsible for day-to-day co-management of the funds except for the Schwab Total Stock Market Index Fund. He joined Schwab in 1995, became a trader in 1999, and was named to his current position in 2004.

Despite tragic hurricanes, rising interest rates, and soaring energy prices, the funds and their respective benchmarks held up well. The S&P 500 Index 1 posted gains of 8.72% for the one-year period ending on October 31, 2005 while the Russell 2000 Index also displayed a positive return of 12.08%. As improving fundamentals and attractive valuations have strengthened investor interest in emerging markets, the MSCI EAFE (Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East) Index also had an impressive return of 18.09% for the one-year report period.

Although bonds did not fare nearly as well as equities this period, performance was still positive, up by 1.13%, as measured by the Lehman Brothers U.S. Aggregate Bond Index. This differential is not unusual, given that we were in the midst of an economic recovery during the period. When the economy is strong and job growth is robust, investors expect to see inflation, which generally leads to higher interest rates and ultimately brings down prices for bonds. In summary, the markets have seen quite a few events with the potential to diminish investor confidence, but as of the end of the period, significant negative impacts had not materialized.

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

 8.72%  S&P 500(R) INDEX: measures U.S. large-cap stocks

12.08%  RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

18.09% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

 1.13% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

[LINE GRAPH]

                 LEHMAN
              BROTHERS U.S.
                AGGREGATE       S&P 500(R)     RUSSELL 2000(R)     MSCI-EAFE(R)
               BOND INDEX         INDEX             INDEX             INDEX
31-Oct-04         0.00              0.00            0.00              0.00
07-Nov-04        -0.52              3.21            3.53              3.71
14-Nov-04        -0.49              4.88            6.60              4.81
21-Nov-04        -0.40              3.69            5.15              5.92
28-Nov-04        -0.47              4.81            8.21              6.96
05-Dec-04        -0.38              5.62           10.13              8.68
12-Dec-04         0.13              5.37            8.44              5.79
19-Dec-04        -0.05              5.95           10.16              7.36
26-Dec-04         0.02              7.40           11.44             10.52
02-Jan-05         0.12              7.59           11.89             11.52
09-Jan-05        -0.09              5.35            5.32              8.50
16-Jan-05         0.27              5.22            6.07              8.74
23-Jan-05         0.68              3.75            4.98              7.81
30-Jan-05         0.70              4.08            5.33              8.68
06-Feb-05         1.05              6.95            9.55             10.43
13-Feb-05         1.03              7.23            9.11             11.16
20-Feb-05         0.51              6.94            8.33             12.75
27-Feb-05         0.47              7.86            9.63             13.40
06-Mar-05         0.44              8.86           10.92             15.44
13-Mar-05        -0.43              6.96            7.84             15.54
20-Mar-05        -0.34              6.04            7.13             14.06
27-Mar-05        -0.79              4.42            5.88             11.43
03-Apr-05        -0.16              4.59            5.31             11.55
10-Apr-05        -0.28              5.37            5.20             12.02
17-Apr-05         0.55              1.95            0.06             10.11
24-Apr-05         0.78              2.81            1.57             10.36
01-May-05         0.98              3.28           -0.15              8.71
08-May-05         0.79              4.60            2.83             10.65
15-May-05         1.27              3.14            0.36              8.08
22-May-05         1.34              6.33            5.10              8.34
29-May-05         1.73              7.22            6.42              9.41
05-Jun-05         2.23              7.01            7.02              9.48
12-Jun-05         1.96              7.23            8.07              9.40
19-Jun-05         1.94              8.95           11.20             11.36
26-Jun-05         2.67              6.70            8.83             10.42
03-Jul-05         2.25              7.01           11.08              9.74
10-Jul-05         2.07              8.60           14.40              9.31
17-Jul-05         1.96             10.06           14.69             11.35
24-Jul-05         1.84             10.59           17.12             12.34
31-Jul-05         1.70             10.68           17.49             13.59
07-Aug-05         1.25             10.02           14.58             14.44
14-Aug-05         1.94             10.44           14.14             18.32
21-Aug-05         2.10              9.54           12.85             16.11
28-Aug-05         2.25              8.24           12.20             16.21
04-Sep-05         3.04              9.47           14.77             19.45
11-Sep-05         2.68             11.60           17.33             20.67
18-Sep-05         2.20             11.33           16.32             20.04
25-Sep-05         2.28              9.32           13.47             18.92
02-Oct-05         1.94             10.56           15.67             21.65
09-Oct-05         1.89              7.66           11.63             19.16
16-Oct-05         1.35              6.84            9.71             18.26
23-Oct-05         1.86              6.22            9.65             15.53
30-Oct-05         1.09              7.95           10.12             16.68
31-Oct-05         1.13              8.72           12.08             18.09

  These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results. Data source: Charles Schwab & Co., Inc.

  Source of Sector Classification: S&P and MSCI.

1 Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R) and 500(R) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.


4 Schwab Equity Index Funds

PERFORMANCE AT A GLANCE

Total return for the 12 months ended 10/31/05

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

SCHWAB S&P 500 INDEX FUND
Investor Shares .......................         8.44%
Select Shares(R) ......................         8.66%
e.Shares(R) ...........................         8.58%
Benchmark .............................         8.72%

Performance Details ...................     pages 7-9

SCHWAB 1000 INDEX(R) FUND
Investor Shares .......................        10.04%
Select Shares .........................        10.21%
Benchmark .............................        10.28%

Performance Details ...................   pages 11-12

SCHWAB SMALL-CAP INDEX FUND(R)
Investor Shares .......................        12.66%
Select Shares .........................        12.86%
Benchmark .............................        12.85%

Performance Details ...................   pages 14-15

SCHWAB TOTAL STOCK MARKET
INDEX FUND(R)
Investor Shares .......................        10.45%
Select Shares .........................        10.63%
Benchmark .............................        10.77%

Performance Details ...................   pages 17-18

SCHWAB INTERNATIONAL INDEX FUND(R)
Investor Shares .......................        17.30%
Select Shares .........................        17.56%
Benchmark .............................        17.77%

Performance Details ...................   pages 20-21

THE FUNDS IN THIS REPORT ARE INDEX FUNDS AND SHARE THE SAME BASIC INVESTMENT
STRATEGY: They are designed to track the performance of a stock market index. Each fund tracks a different index. Bear in mind that indices are unmanaged and cannot be invested in directly. Also, unlike an index, the fund's return includes the impact of operating expenses.

THE SCHWAB S&P 500 INDEX FUND was up 8.44% for the report period, closely tracking its benchmark, the S&P 500 Index, which was up 8.72%. Bear in mind that the fund's return, unlike the index, includes the impact of operating expenses. Most of the fund's appreciation occurred during the second and third quarter of 2005. With the price of crude oil appreciating during the period, energy-related stocks were the overall top performers in the fund. Within the Schwab S&P 500 Index Fund, the best performing sectors were Utilities and Energy. On the downside, Telecommunication Services and Consumer Discretionary were the worst performing sectors and detracted from overall performance. Some of the top performing companies within the fund were Altria Group, Inc. and Exxon Mobil Corp.

THE SCHWAB 1000 INDEX FUND was up 10.04% for the report period, closely tracking its benchmark, the Schwab 1000 Index, which was up 10.28%. Bear in mind that the fund's return, unlike the index, includes the impact of operating expenses. Leading contributors to the fund's performance included the Utilities and Energy sectors. Health Care also played an active role in the total returns for the period. The top performing stocks in the fund were Altria Group, Inc., Exxon Mobile Corp., and Google, Inc. Conversely, although the weakest performing industry group was Automobiles and Components, the fund's performance was not heavily impacted, due to relatively light exposure to this sector. Fannie Mae and Pfizer, Inc. were some of the worst performers of the portfolio.

THE SCHWAB SMALL-CAP INDEX FUND returned 12.66% for the period, closely tracking its benchmark, the Schwab Small-Cap Index, which was up 12.85%. Bear in mind that the fund's return, unlike the index, includes the impact of operating expenses. Two of the leading contributors to total returns were the Energy and Industrials sectors. The top

Source of Sector Classification: S&P and MSCI. All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the funds' total returns would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.


                                                     Schwab Equity Index Funds 5

MANAGEMENT'S DISCUSSION continued

performing industry within the fund was Energy, due to the appreciation of oil prices during the wake of the hurricanes. Insurance and Capital Goods were other industries that performed well throughout the reporting period. Some of the top performing stocks within the portfolio were Covanta Holding Corporation and Marine Products Corporation.

THE SCHWAB TOTAL STOCK MARKET INDEX FUND returned 10.45% for the period, closely tracking its benchmark, the Dow Jones Wilshire 5000 Composite Index 1, which was up 10.77%. Bear in mind that the fund's return, unlike the index, includes the impact of operating expenses. Some of the top performing sectors for the fund were Utilities, Energy, and Health Care. Stocks that performed well within the portfolio were Altria Group, Inc. and Exxon Mobil Corp. In contrast, Consumer Discretionary and Telecommunication Services continued to struggle during the period. Pfizer, Inc. and Wal-Mart Stores, Inc. were among the stocks which detracted from returns.

THE SCHWAB INTERNATIONAL INDEX FUND was up 17.30% for the period, closely tracking its benchmark, the Schwab International Index, which was up 17.77% Bear in mind that the fund's return, unlike the index, includes the impact of operating expenses. Within the fund, Australia and Switzerland were the best performing countries, while Singapore and Italy were the underperformers and contributed the least to total returns. The top industries within the fund were Energy, Utilities, and Health Care Equipment and Services. Similar to the United States, Automobiles and Components was the weakest performing industry within the fund.

1 Dow Jones", "Wilshire", "The DJW 5000(SM)", "The Dow Jones Wilshire 5000(SM)" and "The Dow Jones Wilshire 5000 Composite Index(SM)" are service marks of Dow Jones & Company, Inc. and Wilshire Associates Incorporated. The Schwab Total Stock Market Index Fund, based on The Dow Jones Wilshire 5000 Composite Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones or Wilshire; and, neither Dow Jones nor Wilshire makes any representation regarding the advisability of investing in such a product.

  Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


6 Schwab Equity Index Funds

SCHWAB S&P 500 INDEX FUND

INVESTOR SHARES PERFORMANCE as of 10/31/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                               Fund:
                             INVESTOR                     Fund Category:
                              SHARES        Benchmark:      MORNINGSTAR
                          Ticker Symbol:    S&P 500(R)       LARGE-CAP
                               SWPIX          INDEX            BLEND
1 YEAR                         8.44%          8.72%            9.53%
5 YEARS                       -2.02%         -1.73%           -1.41%
SINCE INCEPTION 5/1/96         7.97%          8.37%            6.95%

                                                  1 YEAR                        5 YEARS                    SINCE INCEPTION

                                           Fund:                          Fund:                          Fund:
                                         INVESTOR                       INVESTOR                       INVESTOR
                                          SHARES      Fund Category:     SHARES      Fund Category:     SHARES     Fund Category:
                                          Ticker       MORNINGSTAR       Ticker       MORNINGSTAR       Ticker      MORNINGSTAR
                                          Symbol:       LARGE-CAP        Symbol:       LARGE-CAP        Symbol:      LARGE-CAP
TOTAL RETURNS AFTER TAX                    SWPIX          BLEND           SWPIX          BLEND           SWPIX         BLEND
---------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)         8.18%          7.38%          -2.36%         -2.22%           7.62%          n/a
---------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)        5.82%          5.25%          -1.88%         -1.62%           6.84%          n/a
---------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark.

$20,737  INVESTOR SHARES

$21,473  S&P 500(R) INDEX

[LINE GRAPH]

               INVESTOR      S&P 500(R)
                SHARES         Index
01-May-96       $10,000       $10,000
31-May-96       $10,250       $10,257
30-Jun-96       $10,290       $10,296
31-Jul-96        $9,840        $9,841
31-Aug-96       $10,040       $10,049
30-Sep-96       $10,600       $10,613
31-Oct-96       $10,880       $10,906
30-Nov-96       $11,690       $11,731
31-Dec-96       $11,462       $11,498
31-Jan-97       $12,157       $12,216
28-Feb-97       $12,248       $12,312
31-Mar-97       $11,744       $11,808
30-Apr-97       $12,430       $12,511
31-May-97       $13,186       $13,272
30-Jun-97       $13,760       $13,867
31-Jul-97       $14,849       $14,969
31-Aug-97       $14,012       $14,131
30-Sep-97       $14,778       $14,904
31-Oct-97       $14,284       $14,406
30-Nov-97       $14,930       $15,073
31-Dec-97       $15,184       $15,332
31-Jan-98       $15,357       $15,502
28-Feb-98       $16,455       $16,620
31-Mar-98       $17,289       $17,471
30-Apr-98       $17,452       $17,647
31-May-98       $17,147       $17,344
30-Jun-98       $17,838       $18,048
31-Jul-98       $17,645       $17,857
31-Aug-98       $15,092       $15,278
30-Sep-98       $16,058       $16,257
31-Oct-98       $17,340       $17,579
30-Nov-98       $18,387       $18,645
31-Dec-98       $19,443       $19,718
31-Jan-99       $20,253       $20,543
28-Feb-99       $19,617       $19,904
31-Mar-99       $20,397       $20,700
30-Apr-99       $21,176       $21,501
31-May-99       $20,663       $20,994
30-Jun-99       $21,812       $22,159
31-Jul-99       $21,125       $21,467
31-Aug-99       $21,012       $21,360
30-Sep-99       $20,428       $20,775
31-Oct-99       $21,709       $22,090
30-Nov-99       $22,150       $22,539
31-Dec-99       $23,448       $23,866
31-Jan-00       $22,266       $22,668
29-Feb-00       $21,841       $22,239
31-Mar-00       $23,967       $24,414
30-Apr-00       $23,241       $23,679
31-May-00       $22,753       $23,194
30-Jun-00       $23,313       $23,767
31-Jul-00       $22,940       $23,396
31-Aug-00       $24,361       $24,849
30-Sep-00       $23,075       $23,537
31-Oct-00       $22,971       $23,438
30-Nov-00       $21,156       $21,591
31-Dec-00       $21,261       $21,697
31-Jan-01       $22,014       $22,467
28-Feb-01       $19,996       $20,418
31-Mar-01       $18,730       $19,124
30-Apr-01       $20,174       $20,610
31-May-01       $20,310       $20,748
30-Jun-01       $19,808       $20,244
31-Jul-01       $19,609       $20,045
31-Aug-01       $18,375       $18,790
30-Sep-01       $16,890       $17,272
31-Oct-01       $17,204       $17,602
30-Nov-01       $18,521       $18,952
31-Dec-01       $18,678       $19,119
31-Jan-02       $18,403       $18,840
28-Feb-02       $18,044       $18,476
31-Mar-02       $18,710       $19,171
30-Apr-02       $17,579       $18,009
31-May-02       $17,442       $17,876
30-Jun-02       $16,195       $16,603
31-Jul-02       $14,938       $15,310
31-Aug-02       $15,023       $15,409
30-Sep-02       $13,396       $13,734
31-Oct-02       $14,568       $14,943
30-Nov-02       $15,424       $15,823
31-Dec-02       $14,516       $14,894
31-Jan-03       $14,130       $14,504
28-Feb-03       $13,915       $14,286
31-Mar-03       $14,044       $14,425
30-Apr-03       $15,202       $15,614
31-May-03       $15,995       $16,436
30-Jun-03       $16,188       $16,647
31-Jul-03       $16,478       $16,940
31-Aug-03       $16,788       $17,270
30-Sep-03       $16,606       $17,087
31-Oct-03       $17,539       $18,054
30-Nov-03       $17,689       $18,213
31-Dec-03       $18,601       $19,167
31-Jan-04       $18,938       $19,520
29-Feb-04       $19,199       $19,791
31-Mar-04       $18,906       $19,493
30-Apr-04       $18,601       $19,187
31-May-04       $18,851       $19,449
30-Jun-04       $19,210       $19,827
31-Jul-04       $18,569       $19,170
31-Aug-04       $18,645       $19,247
30-Sep-04       $18,840       $19,455
31-Oct-04       $19,123       $19,753
30-Nov-04       $19,894       $20,553
31-Dec-04       $20,561       $21,251
31-Jan-05       $20,053       $20,733
28-Feb-05       $20,472       $21,168
31-Mar-05       $20,108       $20,794
30-Apr-05       $19,722       $20,399
31-May-05       $20,351       $21,047
30-Jun-05       $20,373       $21,077
31-Jul-05       $21,123       $21,861
31-Aug-05       $20,925       $21,662
30-Sep-05       $21,090       $21,837
31-Oct-05       $20,737       $21,473

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                     Schwab Equity Index Funds 7

SCHWAB S&P 500 INDEX FUND

SELECT SHARES(R) PERFORMANCE as of 10/31/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                               Fund:
                              SELECT
                              SHARES        Benchmark:    Fund Category:
                          Ticker Symbol:    S&P 500(R)     MORNINGSTAR
                              SWPPX           INDEX      LARGE-CAP BLEND
1 YEAR                         8.66%           8.72%           9.53%
5 YEARS                       -1.85%          -1.73%          -1.41%
SINCE INCEPTION: 5/19/97       5.92%           6.09%           5.50%

                                                  1 YEAR                        5 YEARS                    SINCE INCEPTION

                                           Fund:                           Fund:                         Fund:
                                          SELECT                          SELECT                        SELECT
                                          SHARES      Fund Category:      SHARES     Fund Category:     SHARES     Fund Category:
                                          Ticker       MORNINGSTAR        Ticker      MORNINGSTAR       Ticker      MORNINGSTAR
                                          Symbol:       LARGE-CAP         Symbol:      LARGE-CAP        Symbol:      LARGE-CAP
TOTAL RETURNS AFTER TAX                    SWPPX          BLEND            SWPPX         BLEND           SWPPX         BLEND
---------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)         8.38%          7.38%           -2.23%         -2.22%          5.52%          n/a
---------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)        5.99%          5.25%           -1.75%         -1.62%          4.94%          n/a
---------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark.

$81,295  SELECT SHARES

$82,399  S&P 500(R) INDEX

[LINE GRAPH]

               SELECT       S&P 500(R)
               SHARES         INDEX
19-May-97      $50,000       $50,000
31-May-97      $50,935       $50,930
30-Jun-97      $53,190       $53,212
31-Jul-97      $57,395       $57,442
31-Aug-97      $54,165       $54,225
30-Sep-97      $57,120       $57,191
31-Oct-97      $55,215       $55,281
30-Nov-97      $57,745       $57,841
31-Dec-97      $58,745       $58,836
31-Jan-98      $59,375       $59,489
28-Feb-98      $63,660       $63,778
31-Mar-98      $66,880       $67,043
30-Apr-98      $67,550       $67,720
31-May-98      $66,370       $66,556
30-Jun-98      $69,040       $69,258
31-Jul-98      $68,295       $68,524
31-Aug-98      $58,435       $58,629
30-Sep-98      $62,165       $62,387
31-Oct-98      $67,155       $67,459
30-Nov-98      $71,245       $71,547
31-Dec-98      $75,340       $75,668
31-Jan-99      $78,475       $78,831
28-Feb-99      $76,015       $76,379
31-Mar-99      $79,030       $79,434
30-Apr-99      $82,085       $82,509
31-May-99      $80,140       $80,561
30-Jun-99      $84,545       $85,033
31-Jul-99      $81,885       $82,380
31-Aug-99      $81,490       $81,968
30-Sep-99      $79,230       $79,721
31-Oct-99      $84,230       $84,767
30-Nov-99      $85,935       $86,491
31-Dec-99      $91,000       $91,585
31-Jan-00      $86,420       $86,987
29-Feb-00      $84,770       $85,341
31-Mar-00      $93,050       $93,687
30-Apr-00      $90,235       $90,867
31-May-00      $88,350       $89,004
30-Jun-00      $90,515       $91,203
31-Jul-00      $89,110       $89,780
31-Aug-00      $94,655       $95,356
30-Sep-00      $89,635       $90,322
31-Oct-00      $89,230       $89,942
30-Nov-00      $82,200       $82,855
31-Dec-00      $82,655       $83,261
31-Jan-01      $85,540       $86,217
28-Feb-01      $77,745       $78,354
31-Mar-01      $72,835       $73,386
30-Apr-01      $78,480       $79,088
31-May-01      $78,965       $79,618
30-Jun-01      $77,055       $77,683
31-Jul-01      $76,285       $76,922
31-Aug-01      $71,500       $72,107
30-Sep-01      $65,735       $66,280
31-Oct-01      $66,955       $67,546
30-Nov-01      $72,065       $72,727
31-Dec-01      $72,700       $73,367
31-Jan-02      $71,635       $72,296
28-Feb-02      $70,240       $70,901
31-Mar-02      $72,865       $73,567
30-Apr-02      $68,430       $69,108
31-May-02      $67,940       $68,597
30-Jun-02      $63,095       $63,713
31-Jul-02      $58,170       $58,750
31-Aug-02      $58,580       $59,132
30-Sep-02      $52,175       $52,704
31-Oct-02      $56,775       $57,342
30-Nov-02      $60,140       $60,719
31-Dec-02      $56,585       $57,155
31-Jan-03      $55,085       $55,658
28-Feb-03      $54,250       $54,823
31-Mar-03      $54,790       $55,355
30-Apr-03      $59,300       $59,916
31-May-03      $62,430       $63,073
30-Jun-03      $63,180       $63,881
31-Jul-03      $64,305       $65,005
31-Aug-03      $65,560       $66,273
30-Sep-03      $64,850       $65,570
31-Oct-03      $68,480       $69,281
30-Nov-03      $69,065       $69,891
31-Dec-03      $72,695       $73,553
31-Jan-04      $74,010       $74,907
29-Feb-04      $75,025       $75,948
31-Mar-04      $73,880       $74,801
30-Apr-04      $72,695       $73,627
31-May-04      $73,710       $74,635
30-Jun-04      $75,110       $76,083
31-Jul-04      $72,610       $73,565
31-Aug-04      $72,910       $73,859
30-Sep-04      $73,710       $74,657
31-Oct-04      $74,810       $75,799
30-Nov-04      $77,815       $78,869
31-Dec-04      $80,475       $81,551
31-Jan-05      $78,495       $79,561
28-Feb-05      $80,130       $81,232
31-Mar-05      $78,755       $79,794
30-Apr-05      $77,245       $78,278
31-May-05      $79,700       $80,767
30-Jun-05      $79,785       $80,880
31-Jul-05      $82,755       $83,889
31-Aug-05      $81,980       $83,125
30-Sep-05      $82,630       $83,799
31-Oct-05      $81,295       $82,399

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


8 Schwab Equity Index Funds

SCHWAB S&P 500 INDEX FUND

e.SHARES(R) PERFORMANCE as of 10/31/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's e.Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                  Fund:
                                 e.SHARES         Benchmark:      Fund Category:
                              Ticker Symbol:      S&P 500(R)        MORNINGSTAR
                                  SWPEX             INDEX         LARGE-CAP BLEND
1 YEAR                             8.58%             8.72%             9.53%
5 YEARS                           -1.94%            -1.73%            -1.41%
SINCE INCEPTION: 5/1/96            8.07%             8.37%             6.95%

                                                  1 YEAR                         5 YEARS                     SINCE INCEPTION

                                         Fund:                          Fund:                            Fund:
                                       e.SHARES     Fund Category:     e.SHARES     Fund Category:     e.SHARES     Fund Category:
                                        Ticker       MORNINGSTAR        Ticker        MORNINGSTAR       Ticker       MORNINGSTAR
                                        Symbol:       LARGE-CAP         Symbol:       LARGE-CAP         Symbol:       LARGE-CAP
TOTAL RETURNS AFTER TAX                  SWPEX          BLEND            SWPEX          BLEND            SWPEX          BLEND
----------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)       8.31%          7.38%           -2.30%          -2.22%           7.69%           n/a
----------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)      5.93%          5.25%           -1.82%          -1.62%           6.91%           n/a
----------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's e.Shares, compared with a similar investment in its benchmark.

$20,916  e.SHARES

$21,473  S&P 500(R) INDEX

[LINE GRAPH]

                          S&P 500(R)
             e.SHARES       INDEX
01-May-96     $10,000      $10,000
31-May-96     $10,250      $10,257
30-Jun-96     $10,290      $10,296
31-Jul-96      $9,840       $9,841
31-Aug-96     $10,050      $10,049
30-Sep-96     $10,600      $10,613
31-Oct-96     $10,890      $10,906
30-Nov-96     $11,710      $11,731
31-Dec-96     $11,473      $11,498
31-Jan-97     $12,179      $12,216
28-Feb-97     $12,270      $12,312
31-Mar-97     $11,766      $11,808
30-Apr-97     $12,452      $12,511
31-May-97     $13,209      $13,272
30-Jun-97     $13,794      $13,867
31-Jul-97     $14,873      $14,969
31-Aug-97     $14,036      $14,131
30-Sep-97     $14,803      $14,904
31-Oct-97     $14,318      $14,406
30-Nov-97     $14,964      $15,073
31-Dec-97     $15,227      $15,332
31-Jan-98     $15,390      $15,502
28-Feb-98     $16,490      $16,620
31-Mar-98     $17,336      $17,471
30-Apr-98     $17,499      $17,647
31-May-98     $17,193      $17,344
30-Jun-98     $17,886      $18,048
31-Jul-98     $17,692      $17,857
31-Aug-98     $15,136      $15,278
30-Sep-98     $16,103      $16,257
31-Oct-98     $17,397      $17,579
30-Nov-98     $18,446      $18,645
31-Dec-98     $19,504      $19,718
31-Jan-99     $20,316      $20,543
28-Feb-99     $19,679      $19,904
31-Mar-99     $20,459      $20,700
30-Apr-99     $21,240      $21,501
31-May-99     $20,737      $20,994
30-Jun-99     $21,878      $22,159
31-Jul-99     $21,199      $21,467
31-Aug-99     $21,086      $21,360
30-Sep-99     $20,501      $20,775
31-Oct-99     $21,795      $22,090
30-Nov-99     $22,227      $22,539
31-Dec-99     $23,536      $23,866
31-Jan-00     $22,350      $22,668
29-Feb-00     $21,924      $22,239
31-Mar-00     $24,057      $24,414
30-Apr-00     $23,328      $23,679
31-May-00     $22,850      $23,194
30-Jun-00     $23,401      $23,767
31-Jul-00     $23,037      $23,396
31-Aug-00     $24,462      $24,849
30-Sep-00     $23,172      $23,537
31-Oct-00     $23,068      $23,438
30-Nov-00     $21,247      $21,591
31-Dec-00     $21,364      $21,697
31-Jan-01     $22,110      $22,467
28-Feb-01     $20,092      $20,418
31-Mar-01     $18,821      $19,124
30-Apr-01     $20,271      $20,610
31-May-01     $20,407      $20,748
30-Jun-01     $19,903      $20,244
31-Jul-01     $19,703      $20,045
31-Aug-01     $18,463      $18,790
30-Sep-01     $16,971      $17,272
31-Oct-01     $17,297      $17,602
30-Nov-01     $18,610      $18,952
31-Dec-01     $18,768      $19,119
31-Jan-02     $18,492      $18,840
28-Feb-02     $18,141      $18,476
31-Mar-02     $18,810      $19,171
30-Apr-02     $17,674      $18,009
31-May-02     $17,536      $17,876
30-Jun-02     $16,282      $16,603
31-Jul-02     $15,019      $15,310
31-Aug-02     $15,114      $15,409
30-Sep-02     $13,468      $13,734
31-Oct-02     $14,647      $14,943
30-Nov-02     $15,507      $15,823
31-Dec-02     $14,593      $14,894
31-Jan-03     $14,216      $14,504
28-Feb-03     $14,000      $14,286
31-Mar-03     $14,129      $14,425
30-Apr-03     $15,294      $15,614
31-May-03     $16,092      $16,436
30-Jun-03     $16,297      $16,647
31-Jul-03     $16,578      $16,940
31-Aug-03     $16,890      $17,270
30-Sep-03     $16,707      $17,087
31-Oct-03     $17,656      $18,054
30-Nov-03     $17,807      $18,213
31-Dec-03     $18,727      $19,167
31-Jan-04     $19,066      $19,520
29-Feb-04     $19,328      $19,791
31-Mar-04     $19,033      $19,493
30-Apr-04     $18,738      $19,187
31-May-04     $18,989      $19,449
30-Jun-04     $19,350      $19,827
31-Jul-04     $18,705      $19,170
31-Aug-04     $18,782      $19,247
30-Sep-04     $18,978      $19,455
31-Oct-04     $19,263      $19,753
30-Nov-04     $20,039      $20,553
31-Dec-04     $20,716      $21,251
31-Jan-05     $20,215      $20,733
28-Feb-05     $20,627      $21,168
31-Mar-05     $20,271      $20,794
30-Apr-05     $19,882      $20,399
31-May-05     $20,516      $21,047
30-Jun-05     $20,538      $21,077
31-Jul-05     $21,294      $21,861
31-Aug-05     $21,105      $21,662
30-Sep-05     $21,272      $21,837
31-Oct-05     $20,916      $21,473

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                     Schwab Equity Index Funds 9

SCHWAB S&P 500 INDEX FUND

FUND FACTS as of 10/31/05

STYLE ASSESSMENT 1

[GRAPHIC]

                    INVESTMENT STYLE
                Value    Blend    Growth
MARKET CAP
 Large           / /      /X/       / /
 Medium          / /      / /       / /
 Small           / /      / /       / /

STATISTICS

NUMBER OF HOLDINGS                                                         501
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $88,354
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 18.0
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.8
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                     4%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2
  Investor Shares                                                         $2,500
    ($1,000 for retirement, education and custodial accounts)
  Select Shares                                                          $50,000
  e.Shares
    ($500 for retirement, education and custodial accounts)               $1,000
--------------------------------------------------------------------------------

TOP HOLDINGS 3

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)   GENERAL ELECTRIC CO.                                                3.3%
--------------------------------------------------------------------------------
(2)   EXXON MOBIL CORP.                                                   3.3%
--------------------------------------------------------------------------------
(3)   MICROSOFT CORP.                                                     2.2%
--------------------------------------------------------------------------------
(4)   CITIGROUP, INC.                                                     2.2%
--------------------------------------------------------------------------------
(5)   PROCTER & GAMBLE CO.                                                1.7%
--------------------------------------------------------------------------------
(6)   JOHNSON & JOHNSON                                                   1.7%
--------------------------------------------------------------------------------
(7)   BANK OF AMERICA CORP.                                               1.6%
--------------------------------------------------------------------------------
(8)   AMERICAN INTERNATIONAL GROUP, INC.                                  1.6%
--------------------------------------------------------------------------------
(9)   PFIZER, INC.                                                        1.5%
--------------------------------------------------------------------------------
(10)  ALTRIA GROUP, INC.                                                  1.4%
--------------------------------------------------------------------------------
      TOTAL                                                              20.5%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

21.1%  FINANCIALS
15.2%  INFORMATION TECHNOLOGY
13.2%  HEALTH CARE
11.2%  INDUSTRIALS
10.6%  CONSUMER DISCRETIONARY
 9.8%  CONSUMER STAPLES
 9.5%  ENERGY
 3.4%  UTILITIES
 3.1%  TELECOMMUNICATION
       SERVICES
 2.9%  MATERIALS

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 10/31/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Please see prospectus for further detail and eligibility requirements.

3 This list is not a recommendation of any security by the investment adviser.


10 Schwab Equity Index Funds

SCHWAB 1000 INDEX(R) FUND

INVESTOR SHARES PERFORMANCE as of 10/31/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                       Fund:
                     INVESTOR
                      SHARES
                      Ticker        Benchmark:      Fund Category:
                      Symbol:      SCHWAB 1000       MORNINGSTAR
                       SNXFX         INDEX(R)      LARGE-CAP BLEND
1 YEAR                 10.04          10.28             9.53
5 YEARS 2              -1.40          -1.10            -1.41
10 YEARS 2              9.21           9.57             8.20

                                                1 YEAR                         5 YEARS                        10 YEARS

                                       Fund:                          Fund:                            Fund:
                                     INVESTOR                        INVESTOR                        INVESTOR
                                      SHARES      Fund Category:      SHARES      Fund Category:      SHARES      Fund Category:
                                      Ticker       MORNINGSTAR        Ticker       MORNINGSTAR        Ticker       MORNINGSTAR
                                      Symbol:       LARGE-CAP         Symbol:       LARGE-CAP         Symbol:       LARGE-CAP
TOTAL RETURNS AFTER TAX                SNXFX          BLEND            SNXFX          BLEND            SNXFX          BLEND
--------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)      9.81%         7.38%           -1.68%         -2.22%           8.83%           6.61%
--------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)     6.81%         5.25%           -1.33%         -1.62%           7.96%           6.36%
--------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance over ten years of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark and an additional index.

$24,150  INVESTOR SHARES

$24,963  SCHWAB 1000 INDEX(R)

$24,425  S&P 500(R) INDEX

[LINE GRAPH]

             INVESTOR    SCHWAB 1000    S&P 500(R)
              SHARES       INDEX(R)       INDEX
31-Oct-95     $10,000      $10,000       $10,000
30-Nov-95     $10,432      $10,441       $10,438
31-Dec-95     $10,586      $10,597       $10,639
31-Jan-96     $10,899      $10,919       $11,001
29-Feb-96     $11,061      $11,081       $11,104
31-Mar-96     $11,161      $11,188       $11,210
30-Apr-96     $11,349      $11,378       $11,375
31-May-96     $11,618      $11,654       $11,667
30-Jun-96     $11,586      $11,635       $11,712
31-Jul-96     $11,036      $11,083       $11,194
31-Aug-96     $11,336      $11,382       $11,430
30-Sep-96     $11,967      $12,019       $12,072
31-Oct-96     $12,211      $12,262       $12,406
30-Nov-96     $13,092      $13,151       $13,343
31-Dec-96     $12,870      $12,937       $13,079
31-Jan-97     $13,611      $13,686       $13,895
28-Feb-97     $13,662      $13,734       $14,005
31-Mar-97     $13,054      $13,135       $13,431
30-Apr-97     $13,756      $13,828       $14,231
31-May-97     $14,630      $14,722       $15,097
30-Jun-97     $15,237      $15,344       $15,773
31-Jul-97     $16,471      $16,583       $17,027
31-Aug-97     $15,680      $15,799       $16,073
30-Sep-97     $16,522      $16,648       $16,953
31-Oct-97     $15,977      $16,102       $16,386
30-Nov-97     $16,648      $16,789       $17,145
31-Dec-97     $16,979      $17,124       $17,440
31-Jan-98     $17,100      $17,256       $17,634
28-Feb-98     $18,360      $18,543       $18,905
31-Mar-98     $19,293      $19,503       $19,873
30-Apr-98     $19,491      $19,716       $20,074
31-May-98     $19,063      $19,285       $19,728
30-Jun-98     $19,830      $20,060       $20,529
31-Jul-98     $19,555      $19,779       $20,312
31-Aug-98     $16,634      $16,826       $17,379
30-Sep-98     $17,707      $17,926       $18,493
31-Oct-98     $19,114      $19,375       $19,996
30-Nov-98     $20,303      $20,585       $21,208
31-Dec-98     $21,590      $21,888       $22,430
31-Jan-99     $22,408      $22,720       $23,367
28-Feb-99     $21,655      $21,981       $22,640
31-Mar-99     $22,524      $22,857       $23,546
30-Apr-99     $23,439      $23,800       $24,457
31-May-99     $22,898      $23,257       $23,880
30-Jun-99     $24,038      $24,434       $25,205
31-Jul-99     $23,272      $23,656       $24,419
31-Aug-99     $23,046      $23,462       $24,297
30-Sep-99     $22,434      $22,764       $23,631
31-Oct-99     $23,916      $24,300       $25,127
30-Nov-99     $24,496      $24,867       $25,638
31-Dec-99     $26,124      $26,534       $27,148
31-Jan-00     $24,898      $25,298       $25,785
29-Feb-00     $24,905      $25,330       $25,297
31-Mar-00     $27,058      $27,534       $27,771
30-Apr-00     $26,040      $26,500       $26,935
31-May-00     $25,359      $25,810       $26,383
30-Jun-00     $26,040      $26,517       $27,034
31-Jul-00     $25,658      $26,110       $26,613
31-Aug-00     $27,396      $27,885       $28,266
30-Sep-00     $26,131      $26,597       $26,773
31-Oct-00     $25,910      $26,385       $26,661
30-Nov-00     $23,699      $24,136       $24,560
31-Dec-00     $23,979      $24,416       $24,680
31-Jan-01     $24,795      $25,230       $25,556
28-Feb-01     $22,497      $22,892       $23,226
31-Mar-01     $20,963      $21,335       $21,753
30-Apr-01     $22,673      $23,087       $23,443
31-May-01     $22,817      $23,239       $23,600
30-Jun-01     $22,314      $22,732       $23,027
31-Jul-01     $22,014      $22,434       $22,801
31-Aug-01     $20,610      $21,011       $21,374
30-Sep-01     $18,880      $19,250       $19,647
31-Oct-01     $19,304      $19,690       $20,022
30-Nov-01     $20,780      $21,198       $21,558
31-Dec-01     $21,040      $21,470       $21,748
31-Jan-02     $20,796      $21,225       $21,430
28-Feb-02     $20,394      $20,822       $21,016
31-Mar-02     $21,211      $21,663       $21,807
30-Apr-02     $20,059      $20,492       $20,485
31-May-02     $19,868      $20,300       $20,334
30-Jun-02     $18,432      $18,834       $18,886
31-Jul-02     $17,049      $17,424       $17,415
31-Aug-02     $17,155      $17,536       $17,528
30-Sep-02     $15,370      $15,714       $15,623
31-Oct-02     $16,628      $17,008       $16,997
30-Nov-02     $17,589      $17,994       $17,998
31-Dec-02     $16,581      $16,965       $16,942
31-Jan-03     $16,167      $16,551       $16,498
28-Feb-03     $15,901      $16,282       $16,251
31-Mar-03     $16,080      $16,466       $16,408
30-Apr-03     $17,361      $17,781       $17,760
31-May-03     $18,301      $18,758       $18,696
30-Jun-03     $18,535      $19,003       $18,936
31-Jul-03     $18,909      $19,391       $19,269
31-Aug-03     $19,296      $19,802       $19,645
30-Sep-03     $19,068      $19,578       $19,436
31-Oct-03     $20,176      $20,723       $20,536
30-Nov-03     $20,402      $20,959       $20,717
31-Dec-03     $21,346      $21,938       $21,803
31-Jan-04     $21,724      $22,336       $22,204
29-Feb-04     $22,034      $22,666       $22,512
31-Mar-04     $21,751      $22,379       $22,173
30-Apr-04     $21,353      $21,975       $21,824
31-May-04     $21,650      $22,287       $22,123
30-Jun-04     $22,028      $22,691       $22,553
31-Jul-04     $21,252      $21,896       $21,806
31-Aug-04     $21,340      $21,994       $21,893
30-Sep-04     $21,610      $22,281       $22,130
31-Oct-04     $21,947      $22,636       $22,468
30-Nov-04     $22,857      $23,587       $23,378
31-Dec-04     $23,657      $24,421       $24,173
31-Jan-05     $23,055      $23,809       $23,583
28-Feb-05     $23,548      $24,325       $24,079
31-Mar-05     $23,172      $23,909       $23,652
30-Apr-05     $22,734      $23,457       $23,203
31-May-05     $23,548      $24,306       $23,941
30-Jun-05     $23,671      $24,440       $23,974
31-Jul-05     $24,580      $25,394       $24,866
31-Aug-05     $24,354      $25,163       $24,640
30-Sep-05     $24,533      $25,351       $24,840
31-Oct-05     $24,150      $24,963       $24,425

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                    Schwab Equity Index Funds 11

SCHWAB 1000 INDEX FUND

SELECT SHARES(R) PERFORMANCE as of 10/31/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                    Fund:
                                    SELECT
                                    SHARES        Benchmark:      Fund Category:
                                Ticker Symbol:    SCHWAB 1000       MORNINGSTAR
                                    SNXSX           INDEX(R)      LARGE-CAP BLEND
1 YEAR                              10.21%           10.28%            9.53%
5 YEARS 2                           -1.27%           -1.10%           -1.41%
SINCE INCEPTION: 5/19/97 2           6.51%            6.71%            5.50%

                                                     1 YEAR                        5 YEARS                   SINCE INCEPTION

                                          Fund:                          Fund:                          Fund:
                                          SELECT                         SELECT                         SELECT
                                          SHARES       Fund Category:    SHARES       Fund Category:    SHARES       Fund Category:
                                          Ticker       MORNINGSTAR       Ticker       MORNINGSTAR       Ticker       MORNINGSTAR
                                          Symbol:       LARGE-CAP        Symbol:       LARGE-CAP        Symbol:       LARGE-CAP
TOTAL RETURNS AFTER TAX                    SNXSX          BLEND           SNXSX          BLEND           SNXSX          BLEND
-----------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)         9.96%          7.38%          -1.59%         -2.22%           6.16%           n/a
-----------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)        6.95%          5.25%          -1.24%         -1.62%           5.49%           n/a
-----------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark and an additional index.

$85,205  SELECT SHARES

$86,587  SCHWAB 1000 INDEX(R)

$82,399  S&P 500(R) INDEX

[LINE GRAPH]

             SELECT     SCHWAB 1000    S&P 500(R)
             SHARES      INDEX(R)        INDEX
19-May-97    $50,000      $50,000       $50,000
31-May-97    $51,040      $51,064       $50,930
30-Jun-97    $53,180      $53,222       $53,212
31-Jul-97    $57,490      $57,518       $57,442
31-Aug-97    $54,750      $54,801       $54,225
30-Sep-97    $57,685      $57,746       $57,191
31-Oct-97    $55,785      $55,851       $55,281
30-Nov-97    $58,150      $58,233       $57,841
31-Dec-97    $59,325      $59,398       $58,836
31-Jan-98    $59,725      $59,855       $59,489
28-Feb-98    $64,145      $64,318       $63,778
31-Mar-98    $67,405      $67,648       $67,043
30-Apr-98    $68,100      $68,387       $67,720
31-May-98    $66,625      $66,893       $66,556
30-Jun-98    $69,305      $69,578       $69,258
31-Jul-98    $68,345      $68,606       $68,524
31-Aug-98    $58,140      $58,362       $58,629
30-Sep-98    $61,915      $62,179       $62,387
31-Oct-98    $66,825      $67,206       $67,459
30-Nov-98    $71,000      $71,400       $71,547
31-Dec-98    $75,505      $75,922       $75,668
31-Jan-99    $78,385      $78,805       $78,831
28-Feb-99    $75,750      $76,244       $76,379
31-Mar-99    $78,795      $79,282       $79,434
30-Apr-99    $82,015      $82,553       $82,509
31-May-99    $80,120      $80,671       $80,561
30-Jun-99    $84,110      $84,753       $85,033
31-Jul-99    $81,450      $82,052       $82,380
31-Aug-99    $80,665      $81,380       $81,968
30-Sep-99    $78,545      $78,960       $79,721
31-Oct-99    $83,725      $84,287       $84,767
30-Nov-99    $85,755      $86,255       $86,491
31-Dec-99    $91,470      $92,034       $91,585
31-Jan-00    $87,180      $87,747       $86,987
29-Feb-00    $87,225      $87,861       $85,341
31-Mar-00    $94,765      $95,504       $93,687
30-Apr-00    $91,200      $91,917       $90,867
31-May-00    $88,835      $89,525       $89,004
30-Jun-00    $91,220      $91,977       $91,203
31-Jul-00    $89,905      $90,566       $89,780
31-Aug-00    $95,990      $96,722       $95,356
30-Sep-00    $91,585      $92,255       $90,322
31-Oct-00    $90,810      $91,519       $89,942
30-Nov-00    $83,065      $83,717       $82,855
31-Dec-00    $84,050      $84,689       $83,261
31-Jan-01    $86,935      $87,511       $86,217
28-Feb-01    $78,875      $79,404       $78,354
31-Mar-01    $73,515      $74,002       $73,386
30-Apr-01    $79,515      $80,081       $79,088
31-May-01    $80,020      $80,608       $79,618
30-Jun-01    $78,280      $78,847       $77,683
31-Jul-01    $77,225      $77,815       $76,922
31-Aug-01    $72,325      $72,879       $72,107
30-Sep-01    $66,255      $66,771       $66,280
31-Oct-01    $67,745      $68,296       $67,546
30-Nov-01    $72,920      $73,526       $72,727
31-Dec-01    $73,845      $74,470       $73,367
31-Jan-02    $72,990      $73,622       $72,296
28-Feb-02    $71,600      $72,223       $70,901
31-Mar-02    $74,445      $75,140       $73,567
30-Apr-02    $70,445      $71,078       $69,108
31-May-02    $69,775      $70,413       $68,597
30-Jun-02    $64,710      $65,326       $63,713
31-Jul-02    $59,875      $60,436       $58,750
31-Aug-02    $60,245      $60,827       $59,132
30-Sep-02    $53,980      $54,506       $52,704
31-Oct-02    $58,420      $58,995       $57,342
30-Nov-02    $61,795      $62,414       $60,719
31-Dec-02    $58,255      $58,846       $57,155
31-Jan-03    $56,805      $57,410       $55,658
28-Feb-03    $55,865      $56,475       $54,823
31-Mar-03    $56,500      $57,115       $55,355
30-Apr-03    $61,025      $61,676       $59,916
31-May-03    $64,355      $65,062       $63,073
30-Jun-03    $65,175      $65,913       $63,881
31-Jul-03    $66,490      $67,261       $65,005
31-Aug-03    $67,875      $68,686       $66,273
30-Sep-03    $67,075      $67,908       $65,570
31-Oct-03    $70,990      $71,880       $69,281
30-Nov-03    $71,790      $72,699       $69,891
31-Dec-03    $75,105      $76,095       $73,553
31-Jan-04    $76,455      $77,473       $74,907
29-Feb-04    $77,550      $78,618       $75,948
31-Mar-04    $76,550      $77,622       $74,801
30-Apr-04    $75,175      $76,223       $73,627
31-May-04    $76,220      $77,305       $74,635
30-Jun-04    $77,575      $78,705       $76,083
31-Jul-04    $74,840      $75,948       $73,565
31-Aug-04    $75,175      $76,288       $73,859
30-Sep-04    $76,125      $77,284       $74,657
31-Oct-04    $77,310      $78,514       $75,799
30-Nov-04    $80,540      $81,812       $78,869
31-Dec-04    $83,375      $84,706       $81,551
31-Jan-05    $81,255      $82,583       $79,561
28-Feb-05    $82,990      $84,375       $81,232
31-Mar-05    $81,685      $82,931       $79,794
30-Apr-05    $80,145      $81,362       $78,278
31-May-05    $83,035      $84,306       $80,767
30-Jun-05    $83,470      $84,774       $80,880
31-Jul-05    $86,700      $88,082       $83,889
31-Aug-05    $85,905      $87,281       $83,125
30-Sep-05    $86,555      $87,934       $83,799
31-Oct-05    $85,205      $86,587       $82,399

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


12 Schwab Equity Index Funds

SCHWAB 1000 INDEX FUND

FUND FACTS as of 10/31/05

STYLE ASSESSMENT 1

[GRAPHIC]

                    INVESTMENT STYLE
                Value    Blend    Growth
MARKET CAP
 Large           / /      /X/       / /
 Medium          / /      / /       / /
 Small           / /      / /       / /

STATISTICS

NUMBER OF HOLDINGS                                                        986
-------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                             $78,614
-------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                18.8
-------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.8
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                     6%
-------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2
  Investor Shares                                                        $2,500
    ($1,000 for retirement, education and custodial accounts)
  Select Shares                                                         $50,000
-------------------------------------------------------------------------------

TOP HOLDINGS 3

                                                                       % OF
SECURITY                                                             NET ASSETS
-------------------------------------------------------------------------------
(1)   EXXON MOBIL CORP.                                                 2.7%
-------------------------------------------------------------------------------
(2)   GENERAL ELECTRIC CO.                                              2.7%
-------------------------------------------------------------------------------
(3)   MICROSOFT CORP.                                                   2.1%
-------------------------------------------------------------------------------
(4)   CITIGROUP, INC.                                                   1.8%
-------------------------------------------------------------------------------
(5)   WAL-MART STORES, INC.                                             1.5%
-------------------------------------------------------------------------------
(6)   PROCTER & GAMBLE CO.                                              1.5%
-------------------------------------------------------------------------------
(7)   JOHNSON & JOHNSON                                                 1.4%
-------------------------------------------------------------------------------
(8)   BANK OF AMERICA CORP.                                             1.3%
-------------------------------------------------------------------------------
(9)   AMERICAN INTERNATIONAL GROUP, INC.                                1.3%
-------------------------------------------------------------------------------
(10)  PFIZER, INC.                                                      1.2%
-------------------------------------------------------------------------------
     TOTAL                                                             17.5%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

21.9%  FINANCIALS
15.2%  INFORMATION TECHNOLOGY
12.8%  HEALTH CARE
12.1%  CONSUMER DISCRETIONARY
10.0%  INDUSTRIALS
 9.8%  CONSUMER STAPLES
 9.0%  ENERGY
 3.4%  UTILITIES
 2.9%  MATERIALS
 2.8%  TELECOMMUNICATION
       SERVICES
 0.1%  OTHER

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 10/31/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Please see prospectus for further detail and eligibility requirements.

3 This list is not a recommendation of any security by the investment adviser.


                                                    Schwab Equity Index Funds 13

SCHWAB SMALL-CAP INDEX FUND(R)

INVESTOR SHARES PERFORMANCE as of 10/31/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                      Fund:
                    INVESTOR             Benchmark:         Fund Category:
                     SHARES                SCHWAB            MORNINGSTAR
                  Ticker Symbol:         SMALL-CAP            SMALL-CAP
                     SWSMX                INDEX(R)              BLEND
1 YEAR                12.66%               12.85%               13.72%
5 YEARS 2              5.08%                5.20%                9.75%
10 YEARS 2             9.51%               10.46%               11.86%

                                                   1 YEAR                          5 YEARS                        10 YEARS

                                          Fund:                           Fund:                           Fund:
                                        INVESTOR      Fund Category:    INVESTOR      Fund Category:    INVESTOR     Fund Category:
                                         SHARES        MORNINGSTAR       SHARES        MORNINGSTAR       SHARES       MORNINGSTAR
                                      Ticker Symbol:    SMALL-CAP     Ticker Symbol:    SMALL-CAP     Ticker Symbol:   SMALL-CAP
TOTAL RETURNS AFTER TAX                  SWSMX            BLEND          SWSMX            BLEND          SWSMX           BLEND
-----------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)         12.56%         10.95%          4.02%            8.39%           8.76%          9.88%
-----------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)         8.36%          8.84%          3.77%            7.76%           8.03%          9.49%
-----------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance over ten years of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark and an additional index.

$24,830  INVESTOR SHARES

$27,069  SCHWAB SMALL-CAP INDEX(R)

$24,854  RUSSELL 2000(R) INDEX

[LINE GRAPH]

                                      SCHWAB            RUSSELL
                   INVESTOR          SMALL-CAP          2000(R)
                    SHARES            INDEX(R)           INDEX
31-Oct-95           $10,000           $10,000           $10,000
30-Nov-95           $10,462           $10,480           $10,420
31-Dec-95           $10,659           $10,732           $10,695
31-Jan-96           $10,599           $10,705           $10,683
29-Feb-96           $11,003           $11,135           $11,017
31-Mar-96           $11,175           $11,328           $11,241
30-Apr-96           $11,794           $11,928           $11,843
31-May-96           $12,205           $12,336           $12,309
30-Jun-96           $11,751           $11,942           $11,803
31-Jul-96           $10,728           $10,978           $10,773
31-Aug-96           $11,381           $11,675           $11,399
30-Sep-96           $11,888           $12,104           $11,845
31-Oct-96           $11,673           $11,897           $11,662
30-Nov-96           $12,171           $12,370           $12,143
31-Dec-96           $12,311           $12,600           $12,461
31-Jan-97           $12,639           $12,898           $12,710
28-Feb-97           $12,199           $12,583           $12,403
31-Mar-97           $11,586           $11,971           $11,817
30-Apr-97           $11,672           $12,006           $11,850
31-May-97           $13,053           $13,476           $13,168
30-Jun-97           $13,683           $14,173           $13,733
31-Jul-97           $14,606           $14,981           $14,371
31-Aug-97           $14,882           $15,318           $14,701
30-Sep-97           $15,995           $16,520           $15,777
31-Oct-97           $15,296           $15,799           $15,084
30-Nov-97           $15,140           $15,655           $14,986
31-Dec-97           $15,474           $15,983           $15,248
31-Jan-98           $15,093           $15,731           $15,007
28-Feb-98           $16,288           $17,032           $16,116
31-Mar-98           $17,006           $17,800           $16,780
30-Apr-98           $17,093           $17,922           $16,873
31-May-98           $16,063           $16,868           $15,963
30-Jun-98           $16,088           $16,916           $15,997
31-Jul-98           $14,825           $15,615           $14,701
31-Aug-98           $11,932           $12,604           $11,846
30-Sep-98           $12,720           $13,395           $12,774
31-Oct-98           $13,326           $14,030           $13,295
30-Nov-98           $14,028           $14,757           $13,991
31-Dec-98           $14,921           $15,718           $14,857
31-Jan-99           $14,949           $15,786           $15,055
28-Feb-99           $13,700           $14,466           $13,836
31-Mar-99           $13,892           $14,743           $14,051
30-Apr-99           $14,985           $16,092           $15,310
31-May-99           $15,252           $16,373           $15,534
30-Jun-99           $16,096           $17,446           $16,236
31-Jul-99           $16,014           $17,309           $15,791
31-Aug-99           $15,536           $16,821           $15,207
30-Sep-99           $15,692           $16,964           $15,210
31-Oct-99           $15,986           $17,244           $15,272
30-Nov-99           $16,978           $18,321           $16,184
31-Dec-99           $18,531           $20,067           $18,016
31-Jan-00           $17,832           $19,316           $17,726
29-Feb-00           $20,196           $21,843           $20,653
31-Mar-00           $19,580           $21,271           $19,292
30-Apr-00           $18,613           $20,243           $18,130
31-May-00           $17,738           $19,261           $17,073
30-Jun-00           $19,240           $20,870           $18,562
31-Jul-00           $18,476           $20,060           $17,964
31-Aug-00           $20,334           $22,075           $19,335
30-Sep-00           $19,718           $21,403           $18,767
31-Oct-00           $19,377           $21,011           $17,930
30-Nov-00           $17,519           $19,010           $16,088
31-Dec-00           $19,223           $20,852           $17,470
31-Jan-01           $19,537           $21,133           $18,380
28-Feb-01           $18,061           $19,539           $17,175
31-Mar-01           $17,244           $18,656           $16,335
30-Apr-01           $18,626           $20,168           $17,612
31-May-01           $19,129           $20,709           $18,046
30-Jun-01           $19,977           $21,636           $18,668
31-Jul-01           $19,076           $20,674           $17,658
31-Aug-01           $18,542           $20,088           $17,088
30-Sep-01           $15,924           $17,258           $14,788
31-Oct-01           $16,731           $18,122           $15,653
30-Nov-01           $17,956           $19,459           $16,864
31-Dec-01           $19,050           $20,631           $17,905
31-Jan-02           $18,365           $19,864           $17,719
28-Feb-02           $17,711           $19,157           $17,233
31-Mar-02           $19,246           $20,829           $18,619
30-Apr-02           $19,148           $20,717           $18,788
31-May-02           $18,266           $19,769           $17,954
30-Jun-02           $17,308           $18,730           $17,063
31-Jul-02           $14,946           $16,166           $14,487
31-Aug-02           $15,022           $16,261           $14,451
30-Sep-02           $14,053           $15,210           $13,413
31-Oct-02           $14,445           $15,633           $13,844
30-Nov-02           $15,556           $16,836           $15,079
31-Dec-02           $14,770           $16,004           $14,239
31-Jan-03           $14,078           $15,213           $13,844
28-Feb-03           $13,605           $14,717           $13,426
31-Mar-03           $13,770           $14,900           $13,599
30-Apr-03           $15,200           $16,461           $14,889
31-May-03           $16,838           $18,229           $16,486
30-Jun-03           $17,135           $18,558           $16,785
31-Jul-03           $18,026           $19,537           $17,835
31-Aug-03           $18,906           $20,493           $18,652
30-Sep-03           $18,510           $20,071           $18,307
31-Oct-03           $20,039           $21,731           $19,845
30-Nov-03           $20,742           $22,500           $20,549
31-Dec-03           $21,176           $22,989           $20,966
31-Jan-04           $21,773           $23,621           $21,876
29-Feb-04           $21,863           $23,717           $22,073
31-Mar-04           $21,951           $23,822           $22,279
30-Apr-04           $20,855           $22,635           $21,142
31-May-04           $21,187           $23,010           $21,478
30-Jun-04           $22,183           $24,098           $22,383
31-Jul-04           $20,701           $22,502           $20,876
31-Aug-04           $20,546           $22,335           $20,770
30-Sep-04           $21,608           $23,504           $21,744
31-Oct-04           $22,039           $23,988           $22,172
30-Nov-04           $23,931           $26,051           $24,095
31-Dec-04           $24,664           $26,838           $24,808
31-Jan-05           $23,717           $25,832           $23,773
28-Feb-05           $24,173           $26,332           $24,175
31-Mar-05           $23,483           $25,543           $23,484
30-Apr-05           $22,170           $24,153           $22,138
31-May-05           $23,695           $25,832           $23,588
30-Jun-05           $24,496           $26,705           $24,499
31-Jul-05           $25,998           $28,357           $26,052
31-Aug-05           $25,498           $27,814           $25,570
30-Sep-05           $25,621           $27,943           $25,649
31-Oct-05           $24,830           $27,069           $24,854

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


14 Schwab Equity Index Funds

SCHWAB SMALL-CAP INDEX FUND

SELECT SHARES(R) PERFORMANCE as of 10/31/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                               Fund:
                              SELECT            Benchmark:
                              SHARES              SCHWAB            Fund Category:
                          Ticker Symbol:        SMALL-CAP             MORNINGSTAR
                              SWSSX              INDEX(R)           SMALL-CAP BLEND
1 YEAR                        12.86%              12.85%                13.72%
5 YEARS                        5.23%               5.20%                 9.75%
SINCE INCEPTION: 5/19/97       8.60%               9.17%                10.34%

                                                  1 YEAR                        5 YEARS                    SINCE INCEPTION

                                           Fund:          Fund            Fund:          Fund            Fund:          Fund
                                          SELECT        Category:        SELECT        Category:        SELECT        Category:
                                          SHARES       MORNINGSTAR       SHARES       MORNINGSTAR       SHARES       MORNINGSTAR
                                      Ticker Symbol:    SMALL-CAP     Ticker Symbol:   SMALL-CAP     Ticker Symbol:   SMALL-CAP
TOTAL RETURNS AFTER TAX                   SWSSX           BLEND          SWSSX           BLEND          SWSSX           BLEND
--------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)        12.73%          10.95%          4.13%          8.39%           7.72%           n/a
--------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)        8.52%           8.84%          3.88%          7.76%           7.07%           n/a
--------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark and an additional index.

$100,425  SELECT SHARES

$104,935  SCHWAB SMALL-CAP INDEX(R)

$ 98,073  RUSSELL 2000(R) INDEX

[LINE GRAPH]

                           SCHWAB     RUSSELL
              SELECT     SMALL-CAP    2000(R)
              SHARES      INDEX(R)     INDEX
19-May-97     $50,000     $50,000      $50,000
31-May-97     $52,170     $52,242      $51,960
30-Jun-97     $54,690     $54,942      $54,189
31-Jul-97     $58,415     $58,075      $56,709
31-Aug-97     $59,485     $59,380      $58,008
30-Sep-97     $63,965     $64,039      $62,254
31-Oct-97     $61,205     $61,244      $59,521
30-Nov-97     $60,550     $60,687      $59,134
31-Dec-97     $61,920     $61,958      $60,169
31-Jan-98     $60,400     $60,983      $59,218
28-Feb-98     $65,175     $66,026      $63,594
31-Mar-98     $68,050     $69,002      $66,214
30-Apr-98     $68,430     $69,473      $66,578
31-May-98     $64,310     $65,391      $62,990
30-Jun-98     $64,415     $65,575      $63,122
31-Jul-98     $59,360     $60,531      $58,009
31-Aug-98     $47,790     $48,861      $46,744
30-Sep-98     $50,945     $51,924      $50,404
31-Oct-98     $53,365     $54,386      $52,460
30-Nov-98     $56,170     $57,207      $55,209
31-Dec-98     $59,775     $60,929      $58,627
31-Jan-99     $59,925     $61,193      $59,407
28-Feb-99     $54,925     $56,079      $54,595
31-Mar-99     $55,660     $57,152      $55,446
30-Apr-99     $60,070     $62,380      $60,414
31-May-99     $61,140     $63,470      $61,296
30-Jun-99     $64,555     $67,629      $64,067
31-Jul-99     $64,225     $67,099      $62,311
31-Aug-99     $62,315     $65,206      $60,006
30-Sep-99     $62,940     $65,762      $60,018
31-Oct-99     $64,115     $66,846      $60,264
30-Nov-99     $68,125     $71,021      $63,862
31-Dec-99     $74,390     $77,788      $71,091
31-Jan-00     $71,585     $74,879      $69,946
29-Feb-00     $81,065     $84,677      $81,495
31-Mar-00     $78,595     $82,458      $76,124
30-Apr-00     $74,755     $78,471      $71,541
31-May-00     $71,250     $74,666      $67,371
30-Jun-00     $77,265     $80,904      $73,245
31-Jul-00     $74,205     $77,761      $70,887
31-Aug-00     $81,655     $85,575      $76,295
30-Sep-00     $79,185     $82,968      $74,052
31-Oct-00     $77,820     $81,448      $70,749
30-Nov-00     $70,405     $73,694      $63,484
31-Dec-00     $77,230     $80,834      $68,937
31-Jan-01     $78,490     $81,923      $72,528
28-Feb-01     $72,565     $75,742      $67,770
31-Mar-01     $69,285     $72,319      $64,457
30-Apr-01     $74,875     $78,181      $69,497
31-May-01     $76,850     $80,277      $71,207
30-Jun-01     $80,300     $83,871      $73,663
31-Jul-01     $76,685     $80,145      $69,678
31-Aug-01     $74,540     $77,873      $67,427
30-Sep-01     $64,030     $66,902      $58,352
31-Oct-01     $67,265     $70,251      $61,765
30-Nov-01     $72,230     $75,432      $66,546
31-Dec-01     $76,610     $79,977      $70,652
31-Jan-02     $73,855     $77,001      $69,917
28-Feb-02     $71,230     $74,261      $68,001
31-Mar-02     $77,400     $80,744      $73,469
30-Apr-02     $77,005     $80,311      $74,137
31-May-02     $73,505     $76,636      $70,846
30-Jun-02     $69,655     $72,606      $67,332
31-Jul-02     $60,160     $62,669      $57,165
31-Aug-02     $60,465     $63,034      $57,022
30-Sep-02     $56,530     $58,961      $52,927
31-Oct-02     $58,105     $60,603      $54,626
30-Nov-02     $62,610     $65,263      $59,499
31-Dec-02     $59,485     $62,041      $56,185
31-Jan-03     $56,655     $58,974      $54,629
28-Feb-03     $54,795     $57,049      $52,979
31-Mar-03     $55,460     $57,761      $53,662
30-Apr-03     $61,255     $63,810      $58,749
31-May-03     $67,805     $70,666      $65,053
30-Jun-03     $69,000     $71,940      $66,231
31-Jul-03     $72,630     $75,736      $70,377
31-Aug-03     $76,170     $79,443      $73,600
30-Sep-03     $74,625     $77,805      $72,238
31-Oct-03     $80,775     $84,240      $78,307
30-Nov-03     $83,610     $87,223      $81,086
31-Dec-03     $85,415     $89,118      $82,732
31-Jan-04     $87,820     $91,568      $86,323
29-Feb-04     $88,180     $91,940      $87,100
31-Mar-04     $88,535     $92,345      $87,910
30-Apr-04     $84,120     $87,745      $83,427
31-May-04     $85,505     $89,198      $84,753
30-Jun-04     $89,515     $93,417      $88,321
31-Jul-04     $83,545     $87,229      $82,377
31-Aug-04     $82,920     $86,580      $81,957
30-Sep-04     $87,245     $91,115      $85,801
31-Oct-04     $88,980     $92,989      $87,491
30-Nov-04     $96,650    $100,989      $95,077
31-Dec-04     $99,570    $104,038      $97,891
31-Jan-05     $95,800    $100,139      $93,809
28-Feb-05     $97,640    $102,076      $95,394
31-Mar-05     $94,855     $99,019      $92,666
30-Apr-05     $89,555     $93,628      $87,356
31-May-05     $95,800    $100,138      $93,078
30-Jun-05     $99,035    $103,523      $96,671
31-Jul-05    $105,095    $109,926     $102,800
31-Aug-05    $103,120    $107,823     $100,898
30-Sep-05    $103,570    $108,323     $101,211
31-Oct-05    $100,425    $104,935      $98,073

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                    Schwab Equity Index Funds 15

SCHWAB SMALL-CAP INDEX FUND

FUND FACTS as of 10/31/05

STYLE ASSESSMENT 1

[GRAPHIC]

                    INVESTMENT STYLE
                Value    Blend    Growth
MARKET CAP
 Large           / /      / /       / /
 Medium          / /      / /       / /
 Small           / /      /X/       / /

STATISTICS

NUMBER OF HOLDINGS                                                         1,027
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                               $1,310
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 28.3
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                      2.3
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                     40%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2
  Investor Shares                                                         $2,500
    ($1,000 for retirement, education and custodial accounts)
  Select Shares                                                          $50,000
--------------------------------------------------------------------------------

TOP HOLDINGS 3

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)   VINTAGE PETROLEUM, INC.                                            0.3%
--------------------------------------------------------------------------------
(2)   CIMAREX ENERGY CO.                                                 0.3%
--------------------------------------------------------------------------------
(3)   CERNER CORP.                                                       0.3%
--------------------------------------------------------------------------------
(4)   TODCO, Class A                                                     0.3%
--------------------------------------------------------------------------------
(5)   INTUITIVE SURGICAL, INC.                                           0.3%
--------------------------------------------------------------------------------
(6)   PROTEIN DESIGN LABS, INC.                                          0.3%
--------------------------------------------------------------------------------
(7)   GAMESTOP CORP., Class A                                            0.2%
--------------------------------------------------------------------------------
(8)   RANGE RESOURCES CORP.                                              0.2%
--------------------------------------------------------------------------------
(9)   ADTRAN, INC.                                                       0.2%
--------------------------------------------------------------------------------
(10)  SALESFORCE.COM, INC.                                               0.2%
--------------------------------------------------------------------------------
      TOTAL                                                              2.6%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

21.8%  FINANCIALS
16.8%  INFORMATION TECHNOLOGY
16.1%  CONSUMER DISCRETIONARY
14.0%  INDUSTRIALS
11.4%  HEALTH CARE
 7.7%  ENERGY
 4.5%  MATERIALS
 2.9%  UTILITIES
 2.7%  CONSUMER STAPLES
 1.2%  TELECOMMUNICATION
       SERVICES
 0.9%  OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 10/31/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Please see prospectus for further detail and eligibility requirements.

3 This list is not a recommendation of any security by the investment adviser.


16 Schwab Equity Index Funds

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

INVESTOR SHARES PERFORMANCE as of 10/31/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                               Fund:         Benchmark:
                             INVESTOR        DOW JONES     Fund Category:
                              SHARES       WILSHIRE 5000     MORNINGSTAR
                           Ticker Symbol:    COMPOSITE       LARGE-CAP
                              SWTIX          INDEX(SM)         BLEND
1 YEAR                         10.45%          10.77%           9.53%
5 YEARS 2                      -0.59%          -0.45%          -1.41%
SINCE INCEPTION: 6/1/99 2       1.44%           1.55%           0.81%

                                                    1 YEAR                        5 YEARS                       10 YEARS

                                             Fund:                          Fund:                          Fund:
                                           INVESTOR     Fund Category:    INVESTOR     Fund Category:    INVESTOR     Fund Category:
                                            SHARES        MORNINGSTAR      SHARES        MORNINGSTAR      SHARES        MORNINGSTAR
                                         Ticker Symbol:   LARGE-CAP     Ticker Symbol:   LARGE-CAP     Ticker Symbol:   LARGE-CAP
TOTAL RETURNS AFTER TAX                     SWTIX           BLEND          SWTIX           BLEND          SWTIX           BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)         10.25%          7.38%         -0.87%          -2.22%          1.19%           n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)         7.05%          5.25%         -0.65%          -1.62%          1.09%           n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark.

$10,963  INVESTOR SHARES

$11,042  DOW JONES WILSHIRE 5000 COMPOSITE INDEX(SM)

[LINE GRAPH]

                                   DOW JONES
                                 WILSHIRE 5000
             INVESTOR SHARES  COMPOSITE INDEX(SM)
01-Jun-99        $10,000            $10,000
30-Jun-99        $10,515            $10,518
31-Jul-99        $10,165            $10,180
31-Aug-99        $10,070            $10,086
30-Sep-99         $9,820             $9,822
31-Oct-99        $10,435            $10,447
30-Nov-99        $10,790            $10,797
31-Dec-99        $11,605            $11,617
31-Jan-00        $11,108            $11,135
29-Feb-00        $11,374            $11,384
31-Mar-00        $12,022            $12,060
30-Apr-00        $11,399            $11,432
31-May-00        $11,012            $11,033
30-Jun-00        $11,484            $11,519
31-Jul-00        $11,258            $11,284
31-Aug-00        $12,077            $12,104
30-Sep-00        $11,520            $11,538
31-Oct-00        $11,294            $11,294
30-Nov-00        $10,179            $10,170
31-Dec-00        $10,371            $10,351
31-Jan-01        $10,746            $10,748
28-Feb-01         $9,724             $9,729
31-Mar-01         $9,066             $9,074
30-Apr-01         $9,815             $9,821
31-May-01         $9,911             $9,919
30-Jun-01         $9,754             $9,752
31-Jul-01         $9,587             $9,591
31-Aug-01         $9,010             $9,011
30-Sep-01         $8,206             $8,202
31-Oct-01         $8,408             $8,410
30-Nov-01         $9,046             $9,054
31-Dec-01         $9,211             $9,217
31-Jan-02         $9,093             $9,102
28-Feb-02         $8,915             $8,915
31-Mar-02         $9,308             $9,305
30-Apr-02         $8,874             $8,851
31-May-02         $8,766             $8,747
30-Jun-02         $8,169             $8,132
31-Jul-02         $7,516             $7,476
31-Aug-02         $7,567             $7,520
30-Sep-02         $6,816             $6,765
31-Oct-02         $7,327             $7,283
30-Nov-02         $7,740             $7,722
31-Dec-02         $7,320             $7,294
31-Jan-03         $7,139             $7,111
28-Feb-03         $7,010             $6,990
31-Mar-03         $7,098             $7,069
30-Apr-03         $7,656             $7,649
31-May-03         $8,105             $8,116
30-Jun-03         $8,229             $8,237
31-Jul-03         $8,415             $8,435
31-Aug-03         $8,611             $8,637
30-Sep-03         $8,513             $8,542
31-Oct-03         $9,030             $9,064
30-Nov-03         $9,164             $9,190
31-Dec-03         $9,566             $9,603
31-Jan-04         $9,769             $9,817
29-Feb-04         $9,910             $9,961
31-Mar-04         $9,811             $9,854
30-Apr-04         $9,603             $9,644
31-May-04         $9,733             $9,777
30-Jun-04         $9,936             $9,981
31-Jul-04         $9,571             $9,599
31-Aug-04         $9,603             $9,631
30-Sep-04         $9,764             $9,802
31-Oct-04         $9,926             $9,970
30-Nov-04        $10,379            $10,437
31-Dec-04        $10,747            $10,815
31-Jan-05        $10,467            $10,528
28-Feb-05        $10,684            $10,747
31-Mar-05        $10,504            $10,556
30-Apr-05        $10,272            $10,318
31-May-05        $10,662            $10,720
30-Jun-05        $10,752            $10,817
31-Jul-05        $11,185            $11,270
31-Aug-05        $11,074            $11,160
30-Sep-05        $11,148            $11,238
31-Oct-05        $10,963            $11,042

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                    Schwab Equity Index Funds 17

SCHWAB TOTAL STOCK MARKET INDEX FUND

SELECT SHARES(R) PERFORMANCE as of 10/31/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                 Fund:            Benchmark:
                                 SELECT           DOW JONES
                                 SHARES         WILSHIRE 5000     Fund Category:
                             Ticker Symbol:       COMPOSITE        MORNINGSTAR
                                 SWTSX            INDEX(SM)      LARGE-CAP BLEND
1 YEAR                           10.63%            10.77%              9.53%
5 YEARS                          -0.43%            -0.45%             -1.41%
SINCE INCEPTION: 6/1/99           1.59%             1.55%              0.81%

                                                    1 YEAR                         5 YEARS                       10 YEARS

                                          Fund:                          Fund:                          Fund:
                                          SELECT                         SELECT                         SELECT
                                          SHARES       Fund Category:    SHARES      Fund Category:     SHARES      Fund Category:
                                          Ticker        MORNINGSTAR      Ticker       MORNINGSTAR       Ticker       MORNINGSTAR
                                          Symbol:        LARGE-CAP       Symbol:       LARGE-CAP        Symbol:       LARGE-CAP
TOTAL RETURNS AFTER TAX                    SWTSX           BLEND          SWTSX          BLEND           SWTSX          BLEND
----------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)        10.40%          7.38%          -0.75%         -2.22%           1.31%           n/a
----------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)        7.20%          5.25%          -0.54%         -1.62%           1.20%           n/a
----------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark.

$55,345  SELECT SHARES

$55,211  DOW JONES WILSHIRE 5000 COMPOSITE INDEX(SM)

[LINE GRAPH]

                                 DOW JONES
                               WILSHIRE 5000
                                 COMPOSITE
              SELECT SHARES      INDEX(SM)
01-Jun-99        $50,000          $50,000
30-Jun-99        $52,600          $52,590
31-Jul-99        $50,850          $50,902
31-Aug-99        $50,350          $50,428
30-Sep-99        $49,125          $49,112
31-Oct-99        $52,225          $52,236
30-Nov-99        $53,975          $53,986
31-Dec-99        $58,065          $58,083
31-Jan-00        $55,605          $55,673
29-Feb-00        $56,935          $56,920
31-Mar-00        $60,150          $60,301
30-Apr-00        $57,060          $57,159
31-May-00        $55,130          $55,164
30-Jun-00        $57,515          $57,597
31-Jul-00        $56,385          $56,422
31-Aug-00        $60,480          $60,518
30-Sep-00        $57,715          $57,692
31-Oct-00        $56,560          $56,469
30-Nov-00        $51,010          $50,850
31-Dec-00        $51,975          $51,755
31-Jan-01        $53,850          $53,738
28-Feb-01        $48,730          $48,643
31-Mar-01        $45,435          $45,370
30-Apr-01        $49,185          $49,104
31-May-01        $49,695          $49,595
30-Jun-01        $48,910          $48,761
31-Jul-01        $48,070          $47,957
31-Aug-01        $45,185          $45,055
30-Sep-01        $41,155          $41,009
31-Oct-01        $42,190          $42,051
30-Nov-01        $45,385          $45,268
31-Dec-01        $46,210          $46,083
31-Jan-02        $45,645          $45,511
28-Feb-02        $44,725          $44,574
31-Mar-02        $46,720          $46,526
30-Apr-02        $44,520          $44,256
31-May-02        $44,010          $43,734
30-Jun-02        $41,015          $40,659
31-Jul-02        $37,735          $37,378
31-Aug-02        $37,990          $37,598
30-Sep-02        $34,230          $33,827
31-Oct-02        $36,790          $36,415
30-Nov-02        $38,860          $38,611
31-Dec-02        $36,775          $36,472
31-Jan-03        $35,865          $35,553
28-Feb-03        $35,245          $34,952
31-Mar-03        $35,660          $35,347
30-Apr-03        $38,485          $38,245
31-May-03        $40,740          $40,582
30-Jun-03        $41,365          $41,183
31-Jul-03        $42,325          $42,175
31-Aug-03        $43,310          $43,187
30-Sep-03        $42,815          $42,708
31-Oct-03        $45,435          $45,318
30-Nov-03        $46,110          $45,952
31-Dec-03        $48,165          $48,015
31-Jan-04        $49,160          $49,086
29-Feb-04        $49,895          $49,803
31-Mar-04        $49,395          $49,270
30-Apr-04        $48,345          $48,220
31-May-04        $49,030          $48,886
30-Jun-04        $50,050          $49,903
31-Jul-04        $48,215          $47,996
31-Aug-04        $48,375          $48,155
30-Sep-04        $49,185          $49,012
31-Oct-04        $50,050          $49,850
30-Nov-04        $52,330          $52,183
31-Dec-04        $54,175          $54,077
31-Jan-05        $52,790          $52,639
28-Feb-05        $53,880          $53,734
31-Mar-05        $52,950          $52,782
30-Apr-05        $51,810          $51,590
31-May-05        $53,800          $53,602
30-Jun-05        $54,225          $54,084
31-Jul-05        $56,430          $56,350
31-Aug-05        $55,875          $55,798
30-Sep-05        $56,275          $56,188
31-Oct-05        $55,345          $55,211

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


18 Schwab Equity Index Funds

SCHWAB TOTAL STOCK MARKET INDEX FUND

FUND FACTS as of 10/31/05

STYLE ASSESSMENT 1

[GRAPHIC]

                     INVESTMENT STYLE
                Value    Blend    Growth
MARKET CAP
  Large          / /      /X/       / /
  Medium         / /      / /       / /
  Small          / /      / /       / /

STATISTICS

NUMBER OF HOLDINGS                                                        2,782
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $71,118
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 19.2
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.7
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                     2%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2
  Investor Shares                                                         $2,500
    ($1,000 for retirement, education and custodial accounts)
  Select Shares                                                          $50,000
--------------------------------------------------------------------------------

TOP HOLDINGS 3

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)   EXXON MOBIL CORP.                                                   2.5%
--------------------------------------------------------------------------------
(2)   GENERAL ELECTRIC CO.                                                2.4%
--------------------------------------------------------------------------------
(3)   MICROSOFT CORP.                                                     1.9%
--------------------------------------------------------------------------------
(4)   CITIGROUP, INC.                                                     1.6%
--------------------------------------------------------------------------------
(5)   PROCTER & GAMBLE CO.                                                1.3%
--------------------------------------------------------------------------------
(6)   JOHNSON & JOHNSON                                                   1.3%
--------------------------------------------------------------------------------
(7)   BANK OF AMERICA CORP.                                               1.2%
--------------------------------------------------------------------------------
(8)   AMERICAN INTERNATIONAL GROUP, INC.                                  1.1%
--------------------------------------------------------------------------------
(9)   PFIZER, INC.                                                        1.1%
--------------------------------------------------------------------------------
(10)  WAL-MART STORES, INC.                                               1.1%
--------------------------------------------------------------------------------
      TOTAL                                                              15.5%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

21.7%  FINANCIALS
15.4%  INFORMATION TECHNOLOGY
12.7%  HEALTH CARE
12.6%  CONSUMER DISCRETIONARY
10.6%  INDUSTRIALS
 8.9%  CONSUMER STAPLES
 8.8%  ENERGY
 3.3%  UTILITIES
 3.1%  MATERIALS
 2.6%  TELECOMMUNICATION SERVICES
 0.3%  OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 10/31/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Please see prospectus for further detail and eligibility requirements.

3 This list is not a recommendation of any security by the investment adviser.


                                                    Schwab Equity Index Funds 19

SCHWAB INTERNATIONAL INDEX FUND(R)

INVESTOR SHARES PERFORMANCE as of 10/31/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

               Fund:
             INVESTOR                       Fund Category:
              SHARES       Benchmark:        MORNINGSTAR
              Ticker         SCHWAB            FOREIGN
              Symbol:     INTERNATIONAL       LARGE-CAP
               SWINX         INDEX(R)           BLEND
1 YEAR         17.30         17.77              17.76
5 YEARS         1.60          2.15               1.24
10 YEARS        5.80          6.35               6.11

                                                    1 YEAR                         5 YEARS                       10 YEARS

                                           Fund:                          Fund:                          Fund:
                                         INVESTOR                       INVESTOR                       INVESTOR
                                          SHARES       Fund Category:    SHARES       Fund Category:    SHARES       Fund Category:
                                          Ticker        MORNINGSTAR      Ticker        MORNINGSTAR      Ticker        MORNINGSTAR
                                          Symbol:        LARGE-CAP       Symbol:        LARGE-CAP       Symbol:        LARGE-CAP
TOTAL RETURNS AFTER TAX                    SWINX           BLEND          SWINX           BLEND          SWINX           BLEND
-----------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)         16.89%         15.37%          1.22%          0.30%           5.44%          4.68%
-----------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)        11.51%         10.38%          1.19%          0.52%           4.90%          4.55%
-----------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance over ten years of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark and an additional index.

$17,574  INVESTOR SHARES

$18,522  SCHWAB INTERNATIONAL INDEX(R)

$17,588  MSCI EAFE(R) INDEX

[LINE GRAPH]

                           SCHWAB
             INVESTOR   INTERNATIONAL   MSCI EAFE(R)
              SHARES       INDEX(R)        INDEX
31-Oct-95     $10,000      $10,000        $10,000
30-Nov-95     $10,216      $10,280        $10,278
31-Dec-95     $10,580      $10,677        $10,692
31-Jan-96     $10,608      $10,712        $10,736
29-Feb-96     $10,626      $10,732        $10,773
31-Mar-96     $10,808      $10,932        $11,001
30-Apr-96     $11,071      $11,190        $11,321
31-May-96     $10,952      $11,058        $11,113
30-Jun-96     $11,035      $11,134        $11,175
31-Jul-96     $10,725      $10,845        $10,849
31-Aug-96     $10,826      $10,940        $10,873
30-Sep-96     $11,126      $11,262        $11,162
31-Oct-96     $11,107      $11,224        $11,048
30-Nov-96     $11,606      $11,744        $11,488
31-Dec-96     $11,545      $11,641        $11,339
31-Jan-97     $11,168      $11,254        $10,943
28-Feb-97     $11,333      $11,442        $11,122
31-Mar-97     $11,426      $11,519        $11,162
30-Apr-97     $11,508      $11,643        $11,221
31-May-97     $12,356      $12,497        $11,952
30-Jun-97     $13,046      $13,227        $12,610
31-Jul-97     $13,442      $13,585        $12,815
31-Aug-97     $12,466      $12,605        $11,857
30-Sep-97     $13,322      $13,396        $12,521
31-Oct-97     $12,254      $12,311        $11,558
30-Nov-97     $12,245      $12,263        $11,440
31-Dec-97     $12,389      $12,436        $11,540
31-Jan-98     $12,845      $12,940        $12,067
28-Feb-98     $13,591      $13,722        $12,842
31-Mar-98     $13,944      $14,081        $13,238
30-Apr-98     $14,038      $14,177        $13,342
31-May-98     $14,038      $14,143        $13,277
30-Jun-98     $14,159      $14,235        $13,378
31-Jul-98     $14,196      $14,326        $13,513
31-Aug-98     $12,445      $12,521        $11,839
30-Sep-98     $12,045      $12,111        $11,475
31-Oct-98     $13,236      $13,380        $12,671
30-Nov-98     $13,917      $14,133        $13,320
31-Dec-98     $14,352      $14,597        $13,846
31-Jan-99     $14,305      $14,518        $13,804
28-Feb-99     $13,986      $14,232        $13,476
31-Mar-99     $14,615      $14,885        $14,038
30-Apr-99     $15,208      $15,526        $14,606
31-May-99     $14,465      $14,743        $13,854
30-Jun-99     $15,019      $15,344        $14,394
31-Jul-99     $15,565      $15,914        $14,822
31-Aug-99     $15,705      $16,063        $14,877
30-Sep-99     $15,997      $16,337        $15,027
31-Oct-99     $16,852      $17,207        $15,590
30-Nov-99     $17,622      $17,955        $16,131
31-Dec-99     $19,177      $19,532        $17,580
31-Jan-00     $17,670      $18,114        $16,464
29-Feb-00     $17,917      $18,407        $16,906
31-Mar-00     $18,958      $19,452        $17,562
30-Apr-00     $17,935      $18,400        $16,639
31-May-00     $17,424      $17,860        $16,233
30-Jun-00     $18,077      $18,527        $16,867
31-Jul-00     $17,377      $17,809        $16,161
31-Aug-00     $17,690      $18,122        $16,301
30-Sep-00     $16,770      $17,185        $15,507
31-Oct-00     $16,230      $16,650        $15,141
30-Nov-00     $15,491      $15,900        $14,573
31-Dec-00     $15,803      $16,235        $15,091
31-Jan-01     $15,937      $16,408        $15,095
28-Feb-01     $14,571      $14,984        $13,966
31-Mar-01     $13,591      $13,947        $13,018
30-Apr-01     $14,524      $14,908        $13,912
31-May-01     $14,004      $14,351        $13,397
30-Jun-01     $13,408      $13,738        $12,847
31-Jul-01     $13,071      $13,406        $12,624
31-Aug-01     $12,696      $13,031        $12,332
30-Sep-01     $11,552      $11,851        $11,082
31-Oct-01     $11,754      $12,078        $11,366
30-Nov-01     $12,119      $12,456        $11,786
31-Dec-01     $12,209      $12,540        $11,855
31-Jan-02     $11,577      $11,887        $11,226
28-Feb-02     $11,665      $11,989        $11,304
31-Mar-02     $12,306      $12,621        $11,916
30-Apr-02     $12,345      $12,726        $11,994
31-May-02     $12,511      $12,905        $12,147
30-Jun-02     $12,005      $12,383        $11,663
31-Jul-02     $10,828      $11,175        $10,512
31-Aug-02     $10,799      $11,151        $10,488
30-Sep-02      $9,631       $9,947         $9,361
31-Oct-02     $10,186      $10,539         $9,864
30-Nov-02     $10,613      $11,004        $10,312
31-Dec-02     $10,300      $10,653         $9,966
31-Jan-03      $9,853      $10,205         $9,550
28-Feb-03      $9,655       $9,996         $9,331
31-Mar-03      $9,456       $9,799         $9,148
30-Apr-03     $10,350      $10,762        $10,045
31-May-03     $10,975      $11,407        $10,654
30-Jun-03     $11,234      $11,678        $10,911
31-Jul-03     $11,462      $11,943        $11,176
31-Aug-03     $11,642      $12,146        $11,445
30-Sep-03     $11,959      $12,485        $11,797
31-Oct-03     $12,654      $13,232        $12,532
30-Nov-03     $12,993      $13,584        $12,811
31-Dec-03     $14,022      $14,678        $13,811
31-Jan-04     $14,133      $14,804        $14,006
29-Feb-04     $14,447      $15,128        $14,329
31-Mar-04     $14,406      $15,075        $14,410
30-Apr-04     $14,124      $14,779        $14,084
31-May-04     $14,184      $14,862        $14,132
30-Jun-04     $14,447      $15,135        $14,441
31-Jul-04     $14,083      $14,747        $13,972
31-Aug-04     $14,093      $14,762        $14,033
30-Sep-04     $14,488      $15,184        $14,400
31-Oct-04     $14,982      $15,727        $14,891
30-Nov-04     $15,913      $16,709        $15,908
31-Dec-04     $16,575      $17,402        $16,606
31-Jan-05     $16,164      $16,991        $16,302
28-Feb-05     $16,885      $17,766        $17,006
31-Mar-05     $16,524      $17,382        $16,580
30-Apr-05     $16,195      $16,965        $16,190
31-May-05     $16,153      $16,987        $16,198
30-Jun-05     $16,349      $17,246        $16,414
31-Jul-05     $16,874      $17,776        $16,917
31-Aug-05     $17,471      $18,327        $17,345
30-Sep-05     $18,016      $19,016        $18,117
31-Oct-05     $17,574      $18,522        $17,588

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


20 Schwab Equity Index Funds

SCHWAB INTERNATIONAL INDEX FUND

SELECT SHARES(R) PERFORMANCE as of 10/31/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]


                             Fund:
                            SELECT                      Fund Category:
                            SHARES      Benchmark:       MORNINGSTAR
                            Ticker        SCHWAB           FOREIGN
                            Symbol:   INTERNATIONAL       LARGE-CAP
                            SWISX        INDEX(R)           BLEND
1 Year                       17.56        17.77             17.76
5 Years                       1.76         2.15              1.24
Since Inception: 5/19/97      4.24         4.58              4.14

                                                   1 YEAR                         5 YEARS                  SINCE INCEPTION

                                           Fund:                          Fund:                          Fund:
                                          SELECT                         SELECT                         SELECT
                                          SHARES      Fund Category:     SHARES      Fund Category:     SHARES      Fund Category:
                                          Ticker       MORNINGSTAR       Ticker       MORNINGSTAR       Ticker       MORNINGSTAR
                                          Symbol:       LARGE-CAP        Symbol:       LARGE-CAP        Symbol:       LARGE-CAP
TOTAL RETURNS AFTER TAX                   SWISX           BLEND          SWISX           BLEND          SWISX           BLEND
--------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)        17.11%          15.37%           1.34          0.30            3.87           n/a
--------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)       11.70%          10.38%           1.29          0.52            3.48           n/a
--------------------------------------------------------------------------------------------------------------------------------

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor's shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $50,000 Investment 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark and an additional index.

$71,050  SELECT SHARES

$73,041  SCHWAB INTERNATIONAL INDEX(R)

$72,474  MSCI EAFE(R) INDEX

[LINE GRAPH]

                                SCHWAB
                 SELECT      INTERNATIONAL   MSCI-EAFE(R)
                 SHARES        INDEX(R)         INDEX
19-May-97        $50,000        $50,000        $50,000
31-May-97        $49,375        $49,283        $49,248
30-Jun-97        $52,170        $52,161        $51,961
31-Jul-97        $53,755        $53,571        $52,803
31-Aug-97        $49,815        $49,706        $48,859
30-Sep-97        $53,240        $52,827        $51,595
31-Oct-97        $49,005        $48,550        $47,627
30-Nov-97        $48,970        $48,360        $47,141
31-Dec-97        $49,580        $49,042        $47,551
31-Jan-98        $51,405        $51,027        $49,725
28-Feb-98        $54,385        $54,111        $52,917
31-Mar-98        $55,800        $55,529        $54,547
30-Apr-98        $56,175        $55,905        $54,978
31-May-98        $56,175        $55,770        $54,708
30-Jun-98        $56,655        $56,133        $55,124
31-Jul-98        $56,845        $56,493        $55,681
31-Aug-98        $49,840        $49,376        $48,782
30-Sep-98        $48,240        $47,757        $47,284
31-Oct-98        $53,005        $52,763        $52,211
30-Nov-98        $55,725        $55,732        $54,885
31-Dec-98        $57,490        $57,561        $57,053
31-Jan-99        $57,305        $57,252        $56,881
28-Feb-99        $56,025        $56,122        $55,528
31-Mar-99        $58,585        $58,699        $57,843
30-Apr-99        $60,955        $61,225        $60,186
31-May-99        $57,980        $58,137        $57,086
30-Jun-99        $60,200        $60,507        $59,313
31-Jul-99        $62,385        $62,757        $61,074
31-Aug-99        $62,950        $63,342        $61,300
30-Sep-99        $64,115        $64,425        $61,919
31-Oct-99        $67,575        $67,857        $64,241
30-Nov-99        $70,660        $70,806        $66,470
31-Dec-99        $76,920        $77,025        $72,439
31-Jan-00        $70,880        $71,433        $67,839
29-Feb-00        $71,870        $72,588        $69,664
31-Mar-00        $76,050        $76,708        $72,367
30-Apr-00        $71,905        $72,561        $68,561
31-May-00        $69,895        $70,431        $66,888
30-Jun-00        $72,515        $73,058        $69,503
31-Jul-00        $69,740        $70,228        $66,591
31-Aug-00        $70,995        $71,462        $67,169
30-Sep-00        $67,310        $67,769        $63,898
31-Oct-00        $65,110        $65,658        $62,390
30-Nov-00        $62,185        $62,703        $60,050
31-Dec-00        $63,455        $64,024        $62,182
31-Jan-01        $63,955        $64,706        $62,201
28-Feb-01        $58,470        $59,090        $57,548
31-Mar-01        $54,570        $55,001        $53,641
30-Apr-01        $58,315        $58,788        $57,326
31-May-01        $56,230        $56,592        $55,205
30-Jun-01        $53,835        $54,175        $52,936
31-Jul-01        $52,485        $52,866        $52,020
31-Aug-01        $51,015        $51,386        $50,813
30-Sep-01        $46,385        $46,733        $45,666
31-Oct-01        $47,235        $47,628        $46,835
30-Nov-01        $48,700        $49,119        $48,563
31-Dec-01        $49,040        $49,452        $48,850
31-Jan-02        $46,540        $46,876        $46,256
28-Feb-02        $46,890        $47,279        $46,579
31-Mar-02        $49,430        $49,771        $49,099
30-Apr-02        $49,590        $50,183        $49,423
31-May-02        $50,255        $50,891        $50,051
30-Jun-02        $48,220        $48,833        $48,059
31-Jul-02        $43,525        $44,067        $43,316
31-Aug-02        $43,410        $43,973        $43,216
30-Sep-02        $38,715        $39,225        $38,575
31-Oct-02        $40,945        $41,560        $40,646
30-Nov-02        $42,665        $43,395        $42,491
31-Dec-02        $41,385        $42,009        $41,064
31-Jan-03        $39,625        $40,243        $39,351
28-Feb-03        $38,825        $39,419        $38,450
31-Mar-03        $38,025        $38,642        $37,697
30-Apr-03        $41,625        $42,438        $41,391
31-May-03        $44,140        $44,981        $43,899
30-Jun-03        $45,180        $46,051        $44,961
31-Jul-03        $46,140        $47,098        $46,050
31-Aug-03        $46,860        $47,898        $47,159
30-Sep-03        $48,140        $49,233        $48,612
31-Oct-03        $50,980        $52,179        $51,640
30-Nov-03        $52,300        $53,566        $52,787
31-Dec-03        $56,485        $57,881        $56,909
31-Jan-04        $56,935        $58,377        $57,712
29-Feb-04        $58,195        $59,655        $59,045
31-Mar-04        $58,035        $59,446        $59,376
30-Apr-04        $56,935        $58,279        $58,034
31-May-04        $57,180        $58,609        $58,231
30-Jun-04        $58,240        $59,684        $59,506
31-Jul-04        $56,770        $58,155        $57,572
31-Aug-04        $56,810        $58,214        $57,826
30-Sep-04        $58,400        $59,877        $59,335
31-Oct-04        $60,440        $62,020        $61,358
30-Nov-04        $64,190        $65,891        $65,549
31-Dec-04        $66,850        $68,624        $68,427
31-Jan-05        $65,230        $67,001        $67,174
28-Feb-05        $68,140        $70,061        $70,076
31-Mar-05        $66,725        $68,544        $68,317
30-Apr-05        $65,395        $66,901        $66,712
31-May-05        $65,230        $66,987        $66,745
30-Jun-05        $66,020        $68,009        $67,633
31-Jul-05        $68,180        $70,098        $69,709
31-Aug-05        $70,550        $72,272        $71,473
30-Sep-05        $72,835        $74,987        $74,654
31-Oct-05        $71,050        $73,041        $72,474

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                    Schwab Equity Index Funds 21

SCHWAB INTERNATIONAL INDEX FUND

FUND FACTS as of 10/31/05

STYLE ASSESSMENT 1

[GRAPHIC]

                     INVESTMENT STYLE
                Value    Blend    Growth
MARKET CAP
 Large           / /      /X/       / /
 Medium          / /      / /       / /
 Small           / /      / /       / /

TOP HOLDINGS 2

                                                                         % of
Security                                                              Net Assets
--------------------------------------------------------------------------------
(1)  BP PLC                                                              3.0%
--------------------------------------------------------------------------------
(2)  HSBC HOLDINGS PLC                                                   2.2%
--------------------------------------------------------------------------------
(3)  VODAFONE GROUP PLC                                                  2.1%
--------------------------------------------------------------------------------
(4)  GLAXOSMITHKLINE PLC                                                 1.9%
--------------------------------------------------------------------------------
(5)  TOTAL SA                                                            1.9%
--------------------------------------------------------------------------------
(6)  NOVARTIS AG, Registered                                             1.7%
--------------------------------------------------------------------------------
(7)  ROYAL DUTCH SHELL PLC, A Shares                                     1.7%
--------------------------------------------------------------------------------
(8)  TOYOTA MOTOR CORP.                                                  1.5%
--------------------------------------------------------------------------------
(9)  NESTLE SA, Registered                                               1.5%
--------------------------------------------------------------------------------
(10) ROCHE HOLDINGS--GENUS                                               1.3%
--------------------------------------------------------------------------------
     TOTAL                                                              18.8%

STATISTICS

NUMBER OF HOLDINGS                                                         344
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $61,669
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                18.0
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.4
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                    10%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3
  Investor Shares                                                         $2,500
    ($1,000 for retirement, education and custodial accounts)
  Select Shares                                                          $50,000
--------------------------------------------------------------------------------

Sector and Country Weightings % of Investments

These charts show the fund's sector and country composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

SECTOR

[PIE CHART]

30.5%  FINANCIALS
11.5%  ENERGY
10.1%  CONSUMER DISCRETIONARY
 9.4%  HEALTH CARE
 8.0%  CONSUMER STAPLES
 7.9%  TELECOMMUNICATION SERVICES
 6.8%  INDUSTRIALS
 5.8%  MATERIALS
 5.2%  UTILITIES
 4.5%  INFORMATION TECHNOLOGY
 0.3%  OTHER

COUNTRY

[PIE CHART]

27.4%  UNITED KINGDOM
19.9%  JAPAN
10.3%  FRANCE
 7.7%  SWITZERLAND
 7.5%  GERMANY
 6.5%  CANADA
 6.2%  AUSTRALIA
 4.4%  SPAIN
 4.2%  NETHERLANDS
 5.9%  OTHER

  Portfolio holdings may have changed since the report date. Source of Sector
  Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 10/31/05, which may have changed since then, and is not a precise indication of risk or performance-past, present, or future.

2 This list is not a recommendation of any security by the investment adviser.

3 Please see prospectus for further detail and eligibility requirements.


22 Schwab Equity Index Funds

FUND EXPENSES (unaudited)

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning May 1, 2005 and held through October 31, 2005.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's or share class' actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                                               ENDING
                                                                        BEGINNING          ACCOUNT VALUE             EXPENSES
                                                 EXPENSE RATIO 1      ACCOUNT VALUE      (NET OF EXPENSES)      PAID DURING PERIOD 2
                                                   (Annualized)         at 5/1/05           at 10/31/05           5/1/05-10/31/05
----------------------------------------------------------------------------------------------------------------------------------
SCHWAB S&P 500 INDEX FUND

Investor Shares
  Actual Return                                       0.37%               $1,000             $1,051.50                $1.90
  Hypothetical 5% Return                              0.37%               $1,000             $1,023.36                $1.87

Select Shares(R)
  Actual Return                                       0.19%               $1,000             $1,052.40                $0.98
  Hypothetical 5% Return                              0.19%               $1,000             $1,024.25                $0.96

e.Shares(R)
  Actual Return                                       0.22%               $1,000             $1,052.00                $1.11
  Hypothetical 5% Return                              0.22%               $1,000             $1,024.12                $1.10
----------------------------------------------------------------------------------------------------------------------------------
SCHWAB 1000 INDEX(R) FUND

Investor Shares
  Actual Return                                       0.50%               $1,000             $1,062.30                $2.59
  Hypothetical 5% Return                              0.50%               $1,000             $1,022.70                $2.54

Select Shares
  Actual Return                                       0.35%               $1,000             $1,063.20                $1.81
  Hypothetical 5% Return                              0.35%               $1,000             $1,023.45                $1.78

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.


                                                    Schwab Equity Index Funds 23

FUND EXPENSES continued

                                                                                              ENDING
                                                                        BEGINNING          ACCOUNT VALUE             EXPENSES
                                                 EXPENSE RATIO 1      ACCOUNT VALUE      (Net of Expenses)      PAID DURING PERIOD 2
                                                  (Annualized)          at 5/1/05           at 10/31/05           5/1/05-10/31/05
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)

Investor Shares
  Actual Return                                       0.58%               $1,000             $1,120.00                 $3.10
  Hypothetical 5% Return                              0.58%               $1,000             $1,022.28                 $2.96
Select Shares
  Actual Return                                       0.41%               $1,000             $1,121.40                 $2.18
  Hypothetical 5% Return                              0.41%               $1,000             $1,023.15                 $2.08
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

Investor Shares
  Actual Return                                       0.54%               $1,000             $1,067.30                 $2.81
  Hypothetical 5% Return                              0.54%               $1,000             $1,022.48                 $2.75
Select Shares
  Actual Return                                       0.38%               $1,000             $1,068.20                 $1.99
  Hypothetical 5% Return                              0.38%               $1,000             $1,023.28                 $1.95
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(R)

Investor Shares
  Actual Return                                       0.68%               $1,000             $1,085.20                 $3.56
  Hypothetical 5% Return                              0.68%               $1,000             $1,021.79                 $3.46
Select Shares
  Actual Return                                       0.49%               $1,000             $1,086.50                 $2.58
  Hypothetical 5% Return                              0.49%               $1,000             $1,022.73                 $2.50

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.


24 Schwab Equity Index Funds

SCHWAB S&P 500 INDEX FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                      11/1/04-    11/1/03-    11/1/02-    11/1/01-    11/1/00-
INVESTOR SHARES                                       10/31/05    10/31/04    10/31/03    10/31/02    10/31/01
-----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  17.61       16.36       13.79       16.45       22.15
                                                     ------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                  0.34        0.23        0.20        0.20        0.17
  Net realized and unrealized gains or losses            1.14        1.23        2.57       (2.68)      (5.70)
                                                     ------------------------------------------------------------------
  Total income or loss from investment operations        1.48        1.46        2.77       (2.48)      (5.53)
Less distributions:
  Dividends from net investment income                  (0.30)      (0.21)      (0.20)      (0.18)      (0.17)
                                                     ------------------------------------------------------------------
Net asset value at end of period                        18.79       17.61       16.36       13.79       16.45
                                                     ------------------------------------------------------------------
Total return (%)                                         8.44        9.03       20.39      (15.32)     (25.11)

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                 0.37        0.37        0.36        0.35        0.35
  Gross operating expenses                               0.40        0.45        0.46        0.46        0.46
  Net investment income                                  1.74        1.35        1.45        1.21        0.95
Portfolio turnover rate                                     4           3           3           8           4
Net assets, end of period ($ x 1,000,000)               3,666       3,849       3,510       2,760       3,070


                                                         See financial notes. 25

SCHWAB S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS

                                                      11/1/04-    11/1/03-    11/1/02-    11/1/01-    11/1/00-
SELECT SHARES                                         10/31/05    10/31/04    10/31/03    10/31/02    10/31/01
----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  17.68       16.41       13.83      16.50        22.21
                                                     -----------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                  0.36        0.26        0.24       0.22         0.20
  Net realized and unrealized gains or losses            1.16        1.24        2.57      (2.69)       (5.71)
                                                     -----------------------------------------------------------------
  Total income or loss from investment operations        1.52        1.50        2.81      (2.47)       (5.51)
Less distributions:
  Dividends from net investment income                  (0.32)      (0.23)      (0.23)     (0.20)       (0.20)
                                                     -----------------------------------------------------------------
Net asset value at end of period                        18.88       17.68       16.41      13.83        16.50
                                                     -----------------------------------------------------------------
Total return (%)                                         8.66        9.25       20.62     (15.20)      (24.97)

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                 0.19        0.19        0.19       0.19         0.19
  Gross operating expenses                               0.25        0.30        0.31       0.31         0.31
  Net investment income                                  1.92        1.53        1.63       1.37         1.11
Portfolio turnover rate                                     4           3           3          8            4
Net assets, end of period ($ x 1,000,000)               3,938       4,119       3,692      3,029        3,563


26 See financial notes.

SCHWAB S&P 500 INDEX FUND

                                                      11/1/04-    11/1/03-    11/1/02-    11/1/01-    11/1/00-
e.SHARES                                              10/31/05    10/31/04    10/31/03    10/31/02    10/31/01
-----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  17.62       16.37       13.79       16.46       22.17
                                                     ------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                  0.39        0.26        0.23        0.23        0.20
  Net realized and unrealized gains or losses            1.11        1.21        2.56       (2.71)      (5.71)
                                                     ------------------------------------------------------------------
  Total income or loss from investment operations        1.50        1.47        2.79       (2.48)      (5.51)
Less distributions:
  Dividends from net investment income                  (0.31)      (0.22)      (0.21)      (0.19)      (0.20)
                                                     ------------------------------------------------------------------
Net asset value at end of period                        18.81       17.62       16.37       13.79       16.46
                                                     ------------------------------------------------------------------
Total return (%)                                         8.58        9.10       20.55      (15.32)     (25.02)

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                 0.24        0.28        0.28        0.28        0.28
  Gross operating expenses                               0.25        0.30        0.31        0.31        0.31
  Net investment income                                  1.88        1.44        1.54        1.28        1.02
Portfolio turnover rate                                     4           3           3           8           4
Net assets, end of period ($ x 1,000,000)                 220         249         246         220         304


                                                         See financial notes. 27

SCHWAB S&P 500 INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS as of October 31, 2005

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holding exceeding 1% of the fund's net assets. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the end of the report period, free of charge, by calling Schwab Funds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov. In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten. For the characteristics of the securities included under "Other Securities", please refer to the complete schedule of portfolio holdings.

(1) Top ten holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

 @  All or a portion of this security is on loan


                                                          COST           VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
 99.9%  COMMON STOCK                                    6,588,735     7,815,203

  0.0%  U.S. TREASURY
        OBLIGATIONS                                           692           692
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                               6,589,427     7,815,895

  1.2%  COLLATERAL INVESTED
        FOR SECURITIES ON LOAN                             93,658        93,658

(1.1)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (85,436)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                              7,824,117


                                                         % OF NET       VALUE
       SECURITY AND NUMBER OF SHARES                      ASSETS     ($ x 1,000)
       COMMON STOCK 99.9% of net assets

       AUTOMOBILES & COMPONENTS 0.6%
       -------------------------------------------------------------------------
       Other Securities                                       0.6         43,958
       BANKS 7.3%
       -------------------------------------------------------------------------
   (7) Bank of America
       Corp. 2,898,120                                        1.6        126,764
       U.S. Bancorp 1,310,900                                 0.5         38,776
       Wachovia Corp. 1,139,550                               0.7         57,570
       Wells Fargo & Co.  1,210,516                           0.9         72,873
       Other Securities                                       3.6        278,252
                                                         --------    -----------
                                                              7.3        574,235
       CAPITAL GOODS 8.7%
       -------------------------------------------------------------------------
       3M Co. 552,603                                         0.5         41,987
       The Boeing Co. 593,330                                 0.5         38,353
  =(1) General Electric Co. 7,564,419                         3.3        256,509
       Tyco International
       Ltd. 1,441,577                                         0.5         38,043
       United Technologies
       Corp. 726,861                                          0.5         37,273
       Other Securities                                       3.4        266,484
                                                         --------    -----------
                                                              8.7        678,649
       COMMERCIAL SERVICES & SUPPLIES 0.9%
       -------------------------------------------------------------------------
       Other Securities                                       0.9         68,647

       CONSUMER DURABLES & APPAREL 1.2%
       -------------------------------------------------------------------------
       Other Securities                                       1.2         96,985

       DIVERSIFIED FINANCIALS 8.2%
       -------------------------------------------------------------------------
       American Express
       Co. 896,504                                            0.6         44,619
     / The Charles Schwab
       Corp. 745,315                                          0.1         11,329
   (4) Citigroup, Inc. 3,708,732                              2.2        169,786
       Goldman Sachs Group,
       Inc. 326,946                                           0.5         41,316
       JPMorgan Chase &
       Co. 2,537,862                                          1.2         92,936
       Merrill Lynch & Co.,
       Inc. 673,026                                           0.6         43,572
       Morgan Stanley 784,609                                 0.5         42,691
       Other Securities                                       2.5        196,344
                                                         --------    -----------
                                                              8.2        642,593

28 See financial notes.

SCHWAB S&P 500 INDEX FUND

                                                         % OF NET       VALUE
     SECURITY AND NUMBER OF SHARES                        ASSETS     ($ x 1,000)
     ENERGY 9.5%
     ---------------------------------------------------------------------------
     ChevronTexaco
     Corp.  1,622,963                                         1.2         92,622
     ConocoPhillips  1,005,577                                0.8         65,745
=(2) Exxon Mobil Corp.  4,532,210                             3.3        254,438
     Schlumberger Ltd.  421,406                               0.5         38,251
     Other Securities                                         3.7        287,754
                                                         --------    -----------
                                                              9.5        738,810
     FOOD & STAPLES RETAILING 2.4%
     ---------------------------------------------------------------------------
     Wal-Mart Stores, Inc.  1,783,886                         1.1         84,396
     Other Securities                                         1.3        105,104
                                                         --------    -----------
                                                              2.4        189,500
     FOOD BEVERAGE & TOBACCO 4.9%
     ---------------------------------------------------------------------------
(10) Altria Group, Inc.  1,475,494                            1.4        110,736
     The Coca-Cola Co.  1,503,274                             0.8         64,310
     PepsiCo, Inc.  1,199,296                                 0.9         70,854
     Other Securities                                         1.8        134,823
                                                         --------    -----------
                                                              4.9        380,723
     HEALTH CARE EQUIPMENT & SERVICES 5.2%
     ---------------------------------------------------------------------------
     Medtronic, Inc.  866,206                                 0.6         49,079
     UnitedHealth Group,
     Inc.  916,297                                            0.7         53,044
     Other Securities                                         3.9        307,230
                                                         --------    -----------
                                                              5.2        409,353
     HOTELS RESTAURANTS & LEISURE 1.4%
     ---------------------------------------------------------------------------
     Other Securities                                         1.4        112,275

     HOUSEHOLD & PERSONAL PRODUCTS 2.5%
     ---------------------------------------------------------------------------
=(5) Procter & Gamble
     Co.  2,439,958                                           1.7        136,613
     Other Securities                                         0.8         55,739
                                                         --------    -----------
                                                              2.5        192,352
     INSURANCE 4.8%
     ---------------------------------------------------------------------------
 (8) American International Group,
     Inc.  1,871,723                                          1.6        121,288
     Other Securities                                         3.2        253,070
                                                         --------    -----------
                                                              4.8        374,358
     MATERIALS 2.9%
     ---------------------------------------------------------------------------
     Other Securities                                         2.9        230,356

     MEDIA 3.4%
     ---------------------------------------------------------------------------
   o Comcast Corp.,
     Class A  1,579,531                                       0.6         43,958
     Time Warner, Inc.  3,391,284                             0.8         60,467
     Viacom, Inc.,
     Class B  1,154,698                                       0.4         35,761
     Other Securities                                         1.6        126,229
                                                         --------    -----------
                                                              3.4        266,415
     PHARMACEUTICALS & BIOTECHNOLOGY 7.9%
     ---------------------------------------------------------------------------
     Abbott Laboratories  1,110,600                           0.6         47,811
   o Amgen, Inc.  886,202                                     0.9         67,139
     Eli Lilly & Co.  805,300                                 0.5         40,096
 (6) Johnson & Johnson  2,136,946                             1.7        133,816
     Merck & Co., Inc.  1,577,888                             0.6         44,528
 (9) Pfizer, Inc.  5,318,550                                  1.5        115,625
     Wyeth  968,895                                           0.5         43,174
     Other Securities                                         1.6        128,288
                                                         --------    -----------
                                                              7.9        620,477
     REAL ESTATE 0.7%
     ---------------------------------------------------------------------------
     Other Securities                                         0.7         57,636

     RETAILING 3.8%
     ---------------------------------------------------------------------------
   @ Home Depot, Inc.  1,527,260                              0.8         62,679
     Other Securities                                         3.0        237,676
                                                         --------    -----------
                                                              3.8        300,355
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.1%
     ---------------------------------------------------------------------------
     Intel Corp.  4,395,616                                   1.3        103,297
     Other Securities                                         1.8        139,576
                                                         --------    -----------
                                                              3.1        242,873
     SOFTWARE & SERVICES 5.2%
     ---------------------------------------------------------------------------
=(3) Microsoft Corp.  6,606,793                               2.2        169,795
     Other Securities                                         3.0        235,160
                                                         --------    -----------
                                                              5.2        404,955
     TECHNOLOGY HARDWARE & EQUIPMENT 7.0%
     ---------------------------------------------------------------------------
   o Cisco Systems, Inc.  4,576,968                           1.0         79,868
   o Dell, Inc.  1,722,383                                    0.7         54,910
     Hewlett-Packard Co.  2,067,149                           0.8         57,963
     International Business
     Machines Corp.  1,151,594                                1.2         94,293


                                                         See financial notes. 29

SCHWAB S&P 500 INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS continued

                                                         % OF NET       VALUE
     SECURITY AND NUMBER OF SHARES                        ASSETS     ($ x 1,000)
     Motorola, Inc.  1,783,756                                0.5         39,528
     Qualcomm, Inc.  1,169,944                                0.6         46,517
     Other Securities                                         2.2        170,204
                                                         --------    -----------
                                                              7.0        543,283
     TELECOMMUNICATION SERVICES 3.1%
     ---------------------------------------------------------------------------
     SBC Communications,
     Inc.  2,357,762                                          0.7         56,233
     Sprint Corp.
     (FON Group)  2,084,463                                   0.6         48,589
     Verizon Communications,
     Inc.  1,981,776                                          0.8         62,446
     Other Securities                                         1.0         73,899
                                                         --------    -----------
                                                              3.1        241,167
     TRANSPORTATION 1.8%
     ---------------------------------------------------------------------------
     United Parcel Service, Inc.,
     Class B  797,790                                         0.7         58,191
     Other Securities                                         1.1         78,311
                                                         --------    -----------
                                                              1.8        136,502
     UTILITIES 3.4%
     ---------------------------------------------------------------------------
     Other Securities                                         3.4        268,746

     SECURITY
        RATE, MATURITY DATE
        FACE AMOUNT ($ x 1,000)
     U.S. TREASURY OBLIGATIONS 0.0% of net assets

   = U.S. Treasury Bills
        3.40%-3.47%, 12/15/05
        695                                                   0.0            692

END OF INVESTMENTS.

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     COLLATERAL INVESTED FOR SECURITIES ON LOAN
     1.2% of net assets

     SHORT-TERM INVESTMENT 1.2%
     ---------------------------------------------------------------------------
     Securities Lending Investment
     Fund  93,657,666                                                     93,658

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 10/31/05. All numbers x $1,000 except number of contracts.

FUTURES CONTRACTS

                                     Number of        Contract        Unrealized
                                     Contracts         Value            Gains
S&P 500 Index e-mini, Long
Expires 12/18/05                        50              3,025             42


30 See financial notes.

SCHWAB S&P 500 INDEX FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2005. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value
  (including $92,279 of securities on loan)                          $7,815,895 a
Collateral invested for securities on loan                               93,658
Receivables:
  Fund shares sold                                                        5,698
  Dividends                                                               7,173
  Investments sold                                                        4,998
  Due from brokers for futures                                               34
  Income from securities on loan                                             19
Prepaid expenses                                                  +          76
                                                                  --------------
TOTAL ASSETS                                                          7,927,551

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                               93,658
Bank overdraft                                                            1,045
Payables:
  Fund shares redeemed                                                    8,177
  Interest expense                                                           50
  Investment adviser and administrator fees                                  51
  Transfer agent and shareholder service fees                               132
  Trustee fees                                                                1
Accrued expenses                                                  +         320
                                                                  --------------
TOTAL LIABILITIES                                                       103,434

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          7,927,551
TOTAL LIABILITIES                                                 -     103,434
                                                                  --------------
NET ASSETS                                                           $7,824,117

NET ASSETS BY SOURCE
Capital received from investors                                       7,316,267
Net investment income not yet distributed                               100,796
Net realized capital losses                                            (819,456) b
Net unrealized capital gains                                          1,226,510 b

NET ASSET VALUE (NAV) BY SHARE CLASS
                                                     SHARES
SHARE CLASS            NET ASSETS       /       OUTSTANDING       =          NAV
Investor Shares        $3,666,167                   195,079               $18.79
Select Shares          $3,937,976                   208,606               $18.88
e.Shares                 $219,974                    11,692               $18.81

  Unless stated, all numbers x 1,000.

a The fund paid $6,589,427 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                $348,154
    Sales/maturities       $1,278,559

  The fund's total security transactions (including transactions related to the redemption-in-kind) with other Schwab Funds(R) during the period were $515,008.

b These derive from investments and futures.

  FEDERAL TAX DATA
  --------------------------------------------------------
  PORTFOLIO COST                               $6,654,355

  NET UNREALIZED GAINS AND LOSSES:
  Gains                                        $2,253,612
  Losses                                    +  (1,092,072)
                                            --------------
                                               $1,161,540

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                                $100,796
  Long-term capital gains                             $--

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:                           Loss amount
    2008                                          $26,504
    2009                                           50,224
    2010                                          400,268
    2011                                           72,381
    2012                                           29,212
    2013                                    +     175,897
                                            --------------
                                                 $754,486

  THE FOLLOWING RECLASSIFICATIONS WERE
  MADE AS A RESULT OF THE REDEMPTION-
  IN-KIND WITH OTHER SCHWAB FUNDS:

  RECLASSIFICATIONS:
  Capital received from
    investors                                    $231,642
  Reclassified as:
  Realized capital losses                       ($231,642)


                                                         See financial notes. 31

SCHWAB S&P 500 INDEX FUND

Statement of
OPERATIONS
For November 1, 2004 through October 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                              $172,556
Interest                                                                    100
Lending of securities                                               +       772
                                                                    ------------
TOTAL INVESTMENT INCOME                                                 173,428

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                        76,428 a
Net realized gains on futures contracts                             +     1,254
                                                                    ------------
NET REALIZED GAINS                                                       77,682

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                     465,017
Net unrealized losses on futures contracts                          +       (26)
                                                                    ------------
NET UNREALIZED GAINS                                                    464,991

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 9,693 b
Transfer agent and shareholder service fees:
  Investor Shares                                                         9,732 c
  Select Shares                                                           4,088 c
  e.Shares                                                                  242 c
Trustees' fees                                                               68 d
Custodian fees                                                              240
Portfolio accounting fees                                                 1,089
Professional fees                                                            55
Registration fees                                                           146
Shareholder reports                                                         473
Interest expense                                                            144
Other expenses                                                      +       113
                                                                    ------------
Total expenses                                                           26,083
Expense reduction                                                   -     3,310 e
                                                                    ------------
NET EXPENSES                                                             22,773

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 173,428
NET EXPENSES                                                        -    22,773
                                                                    ------------
NET INVESTMENT INCOME                                                   150,655
NET REALIZED GAINS                                                       77,682 f
NET UNREALIZED GAINS                                                +   464,991 f
                                                                    ------------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $693,328

  Unless stated, all numbers x 1,000.

a Includes gains of $232,619 from redemption-in-kind by other Schwab Funds(R).

b Calculated as a percentage of average daily net assets: 0.15% of the first
  $500 million; 0.09% of the next $4.5 billion; 0.08% of the next $5 billion; and 0.07% of the assets beyond that. These fees are paid to Charles Schwab Investments Management, Inc. (CSIM).

  Prior to February 28, 2005, these fees were calculated as a percentage of average daily net assets: 0.20% of the first $500 million and 0.17% of the assets beyond that.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, 0.05%, and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

d For the fund's independent trustees only.

e Includes $546 from the investment adviser (CSIM) and $2,764 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the net operating expenses of this fund through February 27, 2006, as follows:

                            % OF AVERAGE
  SHARE CLASS           DAILY NET ASSETS
  --------------------------------------
  Investor Shares                   0.37
  Select Shares                     0.19
  e.Shares                          0.28

  These limits exclude interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $542,673.


32 See financial notes.

SCHWAB S&P 500 INDEX FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                          11/1/04-10/31/05     11/1/03-10/31/04
Net investment income                             $150,655             $115,762
Net realized gains or losses                        77,682              (33,884)
Net unrealized gains                      +        464,991              600,470
                                          --------------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                    693,328              682,348

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                     64,372               46,375
Select Shares                                       75,732               52,459
e.Shares                                  +          4,246                3,356
                                          --------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME        $144,350             $102,190 a,b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                 11/1/04-10/31/05           11/1/03-10/31/04
                              SHARES         VALUE       SHARES         VALUE
SHARES SOLD
Investor Shares                 24,608       $453,452     43,461       $748,116
Select Shares                   44,426        826,293     48,984        845,969
e.Shares                    +    2,521         46,535      3,507         60,506
                            ----------------------------------------------------
TOTAL SHARES SOLD               71,555     $1,326,280     95,952     $1,654,591

SHARES REINVESTED
Investor Shares                  3,370        $61,509      2,680        $44,333
Select Shares                    3,694         67,604      2,844         47,146
e.Shares                    +      210          3,838        182          3,018
                            ----------------------------------------------------
TOTAL SHARES REINVESTED          7,274       $132,951      5,706        $94,497

SHARES REDEEMED
Investor Shares                (51,474)     ($955,673)   (42,120)     ($725,021)
Select Shares                  (72,497)    (1,349,747)   (43,789)      (755,806) c
e.Shares                    +   (5,182)       (96,047)    (4,554)       (78,428)
                            ----------------------------------------------------
TOTAL SHARES REDEEMED         (129,153)   ($2,401,467)   (90,463)   ($1,559,255) d

NET TRANSACTIONS IN
FUND SHARES                    (50,324)     ($942,236)    11,195       $189,833

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                 11/1/04-10/31/05           11/1/03-10/31/04
                              SHARES      NET ASSETS     SHARES     NET ASSETS
Beginning of period            465,701     $8,217,375    454,506     $7,447,384
Total increase or
decrease                    +  (50,324)      (393,258)    11,195        769,991
                            ----------------------------------------------------
END OF PERIOD                  415,377     $7,824,117    465,701     $8,217,375 e

a UNAUDITED

  For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

  The fund designates $144,350 of the dividend distribution for the fiscal year ended 10/31/05 as qualified dividends for the purpose of the maximum rate under Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2006 via IRS Form 1099 of the amounts for use in preparing their 2005 income tax return.

b The tax-basis components of distributions for the period ended 10/31/05 are:

                         CURRENT     PRIOR
                         PERIOD      PERIOD
  Ordinary income       $144,350    $102,190
  LT Cap. Gains              $--         $--

c For the current period, includes redemption-in-kind by other Schwab Funds(R) as follows:

  MARKETTRACK             SHARES      VALUE
  All Equity Portfolio    11,054    $206,923
  Growth Portfolio         7,857    $147,092
  Balanced Portfolio       4,089     $76,546

d For shares purchased on or before 4/29/05 and held less than 180 days, the fund charges 0.75% redemption fee. For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

                         CURRENT      PRIOR
                         PERIOD       PERIOD
  Investor Shares         $192          $238
  Select Shares            200           238
  e.Shares               +  15        +   10
                         -------------------
  TOTAL                   $407          $486

e Includes distributable net investment income in the amount of $100,796 and $94,491 at the end of the current period and prior period, respectively.

  Percent of fund shares owned by other Schwab Funds(R) as of the end of the current period:

  SCHWAB MARKETTRACK PORTFOLIOS
  Conservative Portfolio                0.6%


                                                         See financial notes. 33

SCHWAB 1000 INDEX(R) FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                     11/1/04-    11/1/03-    11/1/02-    11/1/01-    11/1/00-
INVESTOR SHARES                                      10/31/05    10/31/04    10/31/03    10/31/02    10/31/01
-------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 32.54       30.25       25.25       29.57       39.95
                                                     --------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                 0.55        0.37        0.33        0.31        0.26
  Net realized and unrealized gains or losses           2.70        2.26        4.99       (4.36)     (10.40)
                                                     --------------------------------------------------------------------
  Total income or loss from investment operations       3.25        2.63        5.32       (4.05)     (10.14)
Less distributions:
  Dividends from net investment income                 (0.48)      (0.34)      (0.32)      (0.27)      (0.24)
                                                     --------------------------------------------------------------------
Net asset value at end of period                       35.31       32.54       30.25       25.25       29.57
                                                     --------------------------------------------------------------------
Total return (%)                                       10.04        8.78       21.34      (13.87)     (25.50)

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                0.50        0.50        0.49        0.46        0.46
  Gross operating expenses                              0.50        0.50        0.51        0.52        0.51
  Net investment income                                 1.49        1.15        1.27        1.04        0.78
Portfolio turnover rate                                    6           5           5           9           8
Net assets, end of period ($ x 1,000,000)              4,166       4,258       3,974       3,223       3,852


34 See financial notes.

SCHWAB 1000 INDEX FUND

                                                     11/1/04-    11/1/03-    11/1/02-    11/1/01-    11/1/00-
SELECT SHARES                                        10/31/05    10/31/04    10/31/03    10/31/02    10/31/01
-------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                32.56       30.27       25.26       29.58       39.98
                                                     --------------------------------------------------------------------
Income or loss from investment operations:
 Net investment income                                 0.56        0.42        0.37        0.35        0.31
 Net realized and unrealized gains or losses           2.74        2.25        4.99       (4.36)     (10.41)
                                                     --------------------------------------------------------------------
 Total income or loss from investment operations       3.30        2.67        5.36       (4.01)     (10.10)
Less distributions:
 Dividends from net investment income                 (0.52)      (0.38)      (0.35)      (0.31)      (0.30)
                                                     --------------------------------------------------------------------
Net asset value at end of period                      35.34       32.56       30.27       25.26       29.58
                                                     --------------------------------------------------------------------
Total return (%)                                      10.21        8.90       21.52      (13.77)     (25.40)

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
 Net operating expenses                                0.35        0.35        0.35        0.35        0.35
 Gross operating expenses                              0.35        0.35        0.36        0.37        0.36
 Net investment income                                 1.63        1.30        1.41        1.15        0.89
Portfolio turnover rate                                   6           5           5           9           8
Net assets, end of period ($ x 1,000,000)             2,328       2,138       1,996       1,588       1,911


                                                         See financial notes. 35

SCHWAB 1000 INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS as of October 31, 2005

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holding exceeding 1% of the fund's net assets. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the end of the report period, free of charge, by calling Schwab Funds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov. In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten. For the characteristics of the securities included under "Other Securities" and for securities valued at fair value, please refer to the complete schedule of portfolio holdings.

(1) Top ten holding

 O  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

 @  All or a portion of this security is on loan

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ x 1,000)     ($ x 1,000)
--------------------------------------------------------------------------------
 99.8%  COMMON STOCK                                   3,537,111      6,483,237

  0.1%  SHORT-TERM
        INVESTMENT                                         5,430          5,430

  0.0%  U.S. TREASURY
        OBLIGATION                                           398            398
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                              3,542,939      6,489,065

  3.7%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                               235,290        235,290

(3.6)%  OTHER ASSETS AND
        LIABILITIES, NET                                               (230,804)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                              6,493,551

                                                        % OF NET        VALUE
       SECURITY AND NUMBER OF SHARES                     ASSETS      ($ x 1,000)
       COMMON STOCK 99.8% of net assets

       AUTOMOBILES & COMPONENTS 0.5%
       -------------------------------------------------------------------------
       Other Securities                                      0.5          35,062

       BANKS 7.1%
       -------------------------------------------------------------------------
   (8) Bank of America
       Corp. 1,971,067                                       1.3          86,214
       U.S. Bancorp 915,765                                  0.4          27,088
       Wachovia Corp. 785,243                                0.6          39,671
       Wells Fargo & Co. 829,067                             0.8          49,910
       Other Securities                                      4.0         255,967
                                                        --------     -----------
                                                             7.1         458,850
       CAPITAL GOODS 7.4%
       -------------------------------------------------------------------------
       3M Co. 383,920                                        0.4          29,170
       The Boeing Co. 408,604                                0.4          26,412
  =(2) General Electric Co. 5,117,534                        2.7         173,536
       Other Securities                                      3.9         251,833
                                                        --------     -----------
                                                             7.4         480,951
       COMMERCIAL SERVICES & SUPPLIES 1.2%
       -------------------------------------------------------------------------
       Other Securities                                      1.2          77,000

       CONSUMER DURABLES & APPAREL 1.5%
       -------------------------------------------------------------------------
       Other Securities                                      1.5          97,684

       DIVERSIFIED FINANCIALS 7.5%
       -------------------------------------------------------------------------
       American Express
       Co. 618,788                                           0.5          30,797
     / The Charles Schwab
       Corp. 666,890                                         0.2          10,137
   (4) Citigroup, Inc. 2,523,200                             1.8         115,512
       Goldman Sachs Group,
       Inc. 233,670                                          0.5          29,529
       JPMorgan Chase &
       Co. 1,753,831                                         1.0          64,225
       Merrill Lynch & Co.,
       Inc. 453,215                                          0.5          29,341
       Morgan Stanley 535,123                                0.4          29,116
       Other Securities                                      2.6         177,072
                                                        --------     -----------
                                                             7.5         485,729
       ENERGY 8.8%
       -------------------------------------------------------------------------
     @ Chevron Texaco
       Corp. 1,121,151                                       1.0          63,984


36 See financial notes.

SCHWAB 1000 INDEX FUND

                                                        % OF NET        VALUE
       SECURITY AND NUMBER OF SHARES                     ASSETS      ($ x 1,000)
       ConocoPhillips 678,682                                0.7          44,372
   (1) Exxon Mobil Corp. 3,097,377                           2.7         173,887
       Schlumberger Ltd. 287,603                             0.4          26,106
       Other Securities                                      4.0         264,531
                                                        --------     -----------
                                                             8.8         572,880
       FOOD & STAPLES RETAILING 2.7%
       -------------------------------------------------------------------------
  =(5) Wal-Mart Stores,
       Inc. 2,017,892                                        1.5          95,466
       Other Securities                                      1.2          79,779
                                                        --------     -----------
                                                             2.7         175,245
       FOOD BEVERAGE & TOBACCO 5.0%
       -------------------------------------------------------------------------
       Altria Group, Inc. 1,001,686                          1.2          75,177
       The Coca-Cola Co. 1,195,903                           0.8          51,161
       PepsiCo, Inc. 829,508                                 0.8          49,007
       Other Securities                                      2.2         147,929
                                                        --------     -----------
                                                             5.0         323,274
       HEALTH CARE EQUIPMENT & SERVICES 5.1%
       -------------------------------------------------------------------------
       Medtronic, Inc. 595,108                               0.5          33,719
       UnitedHealth Group,
       Inc. 630,168                                          0.6          36,480
       Other Securities                                      4.0         263,256
                                                        --------     -----------
                                                             5.1         333,455
       HOTELS RESTAURANTS & LEISURE 1.7%
       -------------------------------------------------------------------------
       Other Securities                                      1.7         113,138

       HOUSEHOLD & PERSONAL PRODUCTS 2.1%
       -------------------------------------------------------------------------
  =(6) Procter & Gamble
       Co. 1,682,360                                         1.5          94,195
       Other Securities                                      0.6          43,929
                                                        --------     -----------
                                                             2.1         138,124
       INSURANCE 5.6%
       -------------------------------------------------------------------------
   (9) American International Group,
       Inc. 1,278,239                                        1.3          82,830
     o Berkshire Hathaway, Inc.,
       Class A 766                                           1.0          65,799
       Other Securities                                      3.3         216,355
                                                        --------     -----------
                                                             5.6         364,984
       MATERIALS 3.1%
       -------------------------------------------------------------------------
       Other Securities                                      3.1         199,965

       MEDIA 4.0%
       -------------------------------------------------------------------------
    @o Comcast Corp.,
       Class A 1,107,239                                     0.5          30,814
     @ Time Warner, Inc. 2,167,003                           0.6          38,638
       Other Securities                                      2.9         192,952
                                                        --------     -----------
                                                             4.0         262,404
       PHARMACEUTICALS & BIOTECHNOLOGY 7.7%
       -------------------------------------------------------------------------
       Abbott Laboratories 760,007                           0.5          32,718
     o Amgen, Inc. 619,877                                   0.7          46,962
       Eli Lilly & Co. 546,393                               0.4          27,205
     o Genentech, Inc. 506,813                               0.7          45,917
   (7) Johnson & Johnson 1,453,305                           1.4          91,006
       Merck & Co., Inc. 1,090,550                           0.5          30,775
  (10) Pfizer, Inc. 3,636,919                                1.2          79,067
       Wyeth 658,266                                         0.5          29,332
       Other Securities                                      1.8         115,403
                                                        --------     -----------
                                                             7.7         498,385
       REAL ESTATE 1.7%
       -------------------------------------------------------------------------
       Other Securities                                      1.7         110,340

       RETAILING 4.0%
       -------------------------------------------------------------------------
       Home Depot, Inc. 1,035,686                            0.7          42,505
       Other Securities                                      3.3         219,522
                                                        --------     -----------
                                                             4.0         262,027
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.8%
       -------------------------------------------------------------------------
       Intel Corp. 3,042,293                                 1.1          71,494
       Other Securities                                      1.7         108,188
                                                        --------     -----------
                                                             2.8         179,682
       SOFTWARE & SERVICES 6.1%
       -------------------------------------------------------------------------
     o Google, Inc., Class A 133,618                         0.8          49,725
  =(3) Microsoft Corp. 5,213,207                             2.1         133,979
     o Oracle Corp. 2,561,449                                0.5          32,479
       Other Securities                                      2.7         181,948
                                                        --------     -----------
                                                             6.1         398,131


                                                         See financial notes. 37

SCHWAB 1000 INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS continued

                                                        % OF NET        VALUE
       SECURITY AND NUMBER OF SHARES                     ASSETS      ($ x 1,000)
       TECHNOLOGY HARDWARE & EQUIPMENT 6.3%
       -------------------------------------------------------------------------
     o Cisco Systems, Inc.  3,213,218                        0.9          56,071
     o Dell, Inc.  1,202,423                                 0.6          38,333
       Hewlett-Packard
       Co.  1,438,272                                        0.6          40,329
       International Business
       Machines Corp.  797,737                               1.0          65,319
       Qualcomm, Inc.  805,483                               0.5          32,026
       Other Securities                                      2.7         175,370
                                                        --------     -----------
                                                             6.3         407,448
       TELECOMMUNICATION SERVICES 2.8%
       -------------------------------------------------------------------------
       SBC Communications,
       Inc.  1,625,177                                       0.6          38,761
       Sprint Corp.
       (FON Group)  1,367,507                                0.5          31,877
       Verizon Communications,
       Inc.  1,361,951                                       0.7          42,915
       Other Securities                                      1.0          66,921
                                                        --------     -----------
                                                             2.8         180,474
       TRANSPORTATION 1.7%
       -------------------------------------------------------------------------
       United Parcel Service, Inc.,
       Class B  552,244                                      0.6          40,281
       Other Securities                                      1.1          66,601
                                                        --------     -----------
                                                             1.7         106,882
       UTILITIES 3.4%
       -------------------------------------------------------------------------
       Other Securities                                      3.4         221,123

       SHORT-TERM INVESTMENT 0.1% of net assets

       Provident Institutional
       TempFund  5,429,809                                   0.1           5,430

       SECURITY
          RATE, MATURITY DATE
          FACE AMOUNT ($ x 1,000)
       U.S. TREASURY OBLIGATION 0.0% of net assets

     = U.S. Treasury Bill
          3.35%, 12/15/05
          400                                                0.0             398

END OF INVESTMENTS.

       SECURITY                                       FACE AMOUNT       VALUE
          RATE, MATURITY DATE                         ($ x 1,000)    ($ x 1,000)
       COLLATERAL INVESTED FOR SECURITIES ON LOAN
       3.7% of net assets

       COMMERCIAL PAPER & OTHER CORPORATE
       OBLIGATIONS 0.1%
       -------------------------------------------------------------------------
       Skandinav Enskilda Bank
          3.94%, 11/17/05                                   3,486          3,486

       SECURITY AND NUMBER OF SHARES
       SHORT-TERM INVESTMENTS 3.6%
       -------------------------------------------------------------------------
       Institutional Money Market
       Trust  164,341,566                                                164,342

       SECURITY                                       FACE AMOUNT
          RATE, MATURITY DATE                         ($ x 1,000)
       National City Bank,
       Time Deposit
          3.98%, 11/01/05                                  57,906         57,906
       Nordea Bank,
       Time Deposit
          4.03%, 11/01/05                                   4,778          4,778
       Rabobank, Time Deposit
          4.03%, 11/01/05                                   4,778          4,778
                                                                     -----------
                                                                         231,804

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.


38 See financial notes.

SCHWAB 1000 INDEX FUND

In addition to the above, the fund held the following at 10/31/05. All numbers x $1,000 except number of contracts.

FUTURES CONTRACTS

                                         Number of      Contract      Unrealized
                                         Contracts       Value          Losses
S&P 500 Index e-mini, Long
Expires 12/18/05                            50           3,025            (8)


                                                         See financial notes. 39

SCHWAB 1000 INDEX FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2005. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value
  (including $228,955 of securities on loan)                         $6,489,065 a
Collateral invested for securities on loan                              235,290
Receivables:
  Fund shares sold                                                        4,080
  Interest                                                                    4
  Dividends                                                               5,280
  Income from securities on loan                                            105
Prepaid expenses                                                  +          67
                                                                  --------------
TOTAL ASSETS                                                          6,733,891

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                              235,290
Payables:
  Fund shares redeemed                                                    4,523
  Due to brokers from futures                                                 8
  Interest expense                                                           26
  Investment adviser and administrator fees                                 117
  Transfer agent and shareholder service fees                               103
  Trustee fees                                                                1
Accrued expenses                                                  +         272
                                                                  --------------
TOTAL LIABILITIES                                                       240,340

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          6,733,891
TOTAL LIABILITIES                                                 -     240,340
                                                                  --------------
NET ASSETS                                                           $6,493,551

NET ASSETS BY SOURCE
Capital received from investors                                       3,993,831
Net investment income not yet distributed                                 67176
Net realized capital losses                                            (513,574) b
Net unrealized capital gains                                          2,946,118 b

NET ASSET VALUE (NAV) BY SHARE CLASS
                                                     SHARES
SHARE CLASS            NET ASSETS       /       OUTSTANDING       =          NAV
Investor Shares        $4,165,812                   117,989               $35.31
Select Shares          $2,327,739                    65,873               $35.34

  Unless stated, all numbers x 1,000.

a The fund paid $3,542,939 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases             $373,854
    Sales/maturities      $795,419

  The fund's total security transactions with other Schwab Funds(R) during the period were $132,041.

b These derive from investments and futures.

  FEDERAL TAX DATA
  ----------------------------------------------
  PORTFOLIO COST                     $3,547,691

  NET UNREALIZED GAINS AND LOSSES:
  Gains                              $3,251,927
  Losses                          +    (310,553)
                                  --------------
                                     $2,941,374

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                       $67,176
  Long-term capital gains                   $--

  CAPITAL LOSSES UTILIZED               $30,478

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:                 Loss amount
    2009                                 82,442
    2010                                250,409
    2011                                164,037
    2012                          +      11,942
                                  --------------
                                       $508,830

  RECLASSIFICATIONS:
  Net realized capital gains               $189
  Reclassified as:
  Net investment income
    not yet distributed                   ($189)


40 See financial notes.

SCHWAB 1000 INDEX FUND

Statement of
OPERATIONS
For November 1, 2004 through October 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                              $129,880 a
Interest                                                                     58
Lending of securities                                               +     1,268
                                                                    ------------
TOTAL INVESTMENT INCOME                                                 131,206

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                        44,606
Net realized gains on futures contracts                             +       838
                                                                    ------------
NET REALIZED GAINS                                                       45,444

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                     485,694
Net unrealized losses on futures contracts                          +       (95)
                                                                    ------------
NET UNREALIZED GAINS                                                    485,599

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                14,690 b
Transfer agent and shareholder service fees:
  Investor Shares                                                        10,872 c
  Select Shares                                                           2,243 c
Trustees' fees                                                               54 d
Custodian fees                                                              201
Portfolio accounting fees                                                   864
Professional fees                                                            55
Registration fees                                                           144
Shareholder reports                                                         412
Interest expense                                                             88
Other expenses                                                      +        91
                                                                    ------------
Total expenses                                                           29,714 e

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 131,206
NET EXPENSES                                                        -    29,714
                                                                    ------------
NET INVESTMENT INCOME                                                   101,492
NET REALIZED GAINS                                                       45,444 f
NET UNREALIZED GAINS                                                +   485,599 f
                                                                    ------------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $632,535

  Unless stated, all numbers x 1,000.

a Net of $14 foreign withholding tax.

b Calculated as a percentage of average daily net assets: 0.30% of the first
  $500 million; 0.22% of the next $4.5 billion; 0.20% of the next $5 billion; and 0.18% of the assets beyond that. These fees are paid to Charles Schwab Investments Management, Inc. (CSIM).

  Prior to February 28, 2005, these fees were calculated as a percentage of average daily net assets: 0.30% of the first $500 million and 0.22% of the assets beyond that.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

d For the fund's independent trustees only.

e CSIM and Schwab have guaranteed that the annual net operating expenses
  (excluding interest, taxes and certain non-routine expenses) through February 27, 2006, will not exceed the fund's average daily net assets as follows:

                          % OF AVERAGE
  SHARE CLASS         DAILY NET ASSETS
  ------------------------------------
  Investor Shares                 0.51
  Select Shares                   0.36

  These limits exclude interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $531,043


                                                         See financial notes. 41

SCHWAB 1000 INDEX FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                          11/1/04-10/31/05     11/1/03-10/31/04
Net investment income                             $101,492              $76,032
Net realized gains or losses                        45,444              (10,801)
Net unrealized gains                    +          485,599              458,477
                                        ----------------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                    632,535              523,708

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                     61,678               45,314
Select Shares                           +           33,954               25,058
                                        ----------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME         $95,632              $70,372 a,b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                11/1/04-10/31/05            11/1/03-10/31/04
                                SHARES          VALUE     SHARES          VALUE
SHARES SOLD
Investor Shares                 10,950       $375,768     19,479       $619,405
Select Shares               +   11,316        393,335      9,808        311,874
                            ----------------------------------------------------
TOTAL SHARES SOLD               22,266       $769,103     29,287       $931,279

SHARES REINVESTED
Investor Shares                  1,674        $56,670      1,365        $41,809
Select Shares               +      840         28,419        698         21,363
                            ----------------------------------------------------
TOTAL SHARES REINVESTED          2,514        $85,089      2,063        $63,172

SHARES REDEEMED
Investor Shares                (25,490)     ($881,852)   (21,346)     ($679,008)
Select Shares               +  (11,930)      (410,943)   (10,792)      (343,161)
                            ----------------------------------------------------
TOTAL SHARES REDEEMED          (37,420)   ($1,292,795)   (32,138)   ($1,022,169) c

NET TRANSACTIONS
IN FUND SHARES                 (12,640)     $(438,603)      (788)      $(27,718)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                11/1/04-10/31/05            11/1/03-10/31/04
                                SHARES     NET ASSETS     SHARES     NET ASSETS
Beginning of period            196,502     $6,395,251    197,290     $5,969,633
Total increase or
decrease                    +  (12,640)        98,300       (788)       425,618
                            ----------------------------------------------------
END OF PERIOD                  183,862     $6,493,551    196,502     $6,395,251 d

  Unless stated, all numbers x 1,000.

a UNAUDITED

  For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

  The fund designates $95,632 of the dividend distribution for the fiscal year ended 10/31/05 as qualified dividends for the purpose of the maximum rate under Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2006 via IRS Form 1099 of the amounts for use in preparing their 2005 income tax return.

b The tax-basis components of distributions paid are:

                      CURRENT      PRIOR
                       PERIOD      PERIOD
  Ordinary income     $95,632     $70,372
  Long-term
  capital gains           $--         $--

c For shares purchased on or before 4/29/05 and held less than 180 days, the fund charges 0.75% redemption fee. For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

  CURRENT PERIOD:
  Investor Shares                    $151
  Select Shares                  +     65
                                 --------
  TOTAL                              $216

  PRIOR PERIOD:
  Investor Shares                    $218
  Select Shares                  +     83
                                 --------
  TOTAL                              $301

  Dollar amounts are net of the redemption fee proceeds.

d Includes distributable net investment income in the amount of $67,176 and $61,506 at the end of the current period and prior period, respectively.


42 See financial notes.

SCHWAB SMALL-CAP INDEX FUND(R)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                       11/1/04-    11/1/03-    11/1/02-    11/1/01-    11/1/00-
INVESTOR SHARES                                        10/31/05    10/31/04    10/31/03    10/31/02    10/31/01
-------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  19.92       18.22       13.27       15.98       21.06
                                                     --------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                  0.14        0.13        0.11        0.13        0.07
  Net realized and unrealized gains or losses            2.38        1.68        4.98       (2.17)      (2.76)
                                                     --------------------------------------------------------------------
  Total income or loss from investment operations        2.52        1.81        5.09       (2.04)      (2.69)
Less distributions:
  Dividends from net investment income                  (0.13)      (0.11)      (0.14)      (0.09)      (0.08)
  Distributions from net realized gains                    --          --          --       (0.58)      (2.31)
                                                     --------------------------------------------------------------------
  Total distributions                                   (0.13)      (0.11)      (0.14)      (0.67)      (2.39)
                                                     --------------------------------------------------------------------
Net asset value at end of period                        22.31       19.92       18.22       13.27       15.98
                                                     --------------------------------------------------------------------
Total return (%)                                        12.66        9.98       38.72      (13.66)     (13.66)

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                 0.58        0.59        0.56        0.49        0.49
  Gross operating expenses                               0.58        0.59        0.60        0.60        0.61
  Net investment income                                  0.57        0.66        0.74        0.77        0.49
Portfolio turnover rate                                    40          39          34          44          49
Net assets, end of period ($ x 1,000,000)                 823         869         886         722         804


                                                         See financial notes. 43

SCHWAB SMALL-CAP INDEX FUND

FINANCIAL HIGHLIGHTS

                                                      11/1/04-    11/1/03-    11/1/02-    11/1/01-    11/1/00-
SELECT SHARES                                         10/31/05    10/31/04    10/31/03    10/31/02    10/31/01
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  19.96       18.25       13.28       16.00       21.09
                                                     -------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                  0.17        0.17        0.14        0.14        0.11
  Net realized and unrealized gains or losses            2.39        1.68        4.99       (2.18)      (2.78)
                                                     -------------------------------------------------------------------
  Total income or loss from investment operations        2.56        1.85        5.13       (2.04)      (2.67)
Less distributions:
  Dividends from net investment income                  (0.16)      (0.14)      (0.16)      (0.10)      (0.11)
  Distributions from net realized gains                    --          --          --       (0.58)      (2.31)
                                                     -------------------------------------------------------------------
  Total distributions                                   (0.16)      (0.14)      (0.16)      (0.68)      (2.42)
                                                     -------------------------------------------------------------------
Net asset value at end of period                        22.36       19.96       18.25       13.28       16.00
                                                     -------------------------------------------------------------------
Total return (%)                                        12.86       10.16       39.02      (13.62)     (13.56)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                 0.41        0.42        0.41        0.38        0.38
  Gross operating expenses                               0.43        0.44        0.45        0.45        0.46
  Net investment income                                  0.74        0.82        0.89        0.88        0.60
Portfolio turnover rate                                    40          39          34          44          49
Net assets, end of period ($ x 1,000,000)                 795         761         759         638         727


44 See financial notes.

SCHWAB SMALL-CAP INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS as of October 31, 2005

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holding exceeding 1% of the fund's net assets. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the end of the report period, free of charge, by calling SchwabFunds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov. In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten. For the characteristics of the securities included under "Other Securities", please refer to the complete schedule of portfolio holdings.

(1)  Top ten holding

 o   Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 @   All or a portion of this security is on loan


                                                            COST         VALUE
 HOLDINGS BY CATEGORY                                     ($x1,000)    ($x1,000)
--------------------------------------------------------------------------------
  99.1%  COMMON STOCK                                     1,252,687   1,603,334

   0.8%  SHORT-TERM
         INVESTMENT                                          12,862      12,862

   0.0%  U.S. TREASURY
         OBLIGATIONS                                            483         483
--------------------------------------------------------------------------------
  99.9%  TOTAL INVESTMENTS                                1,266,032   1,616,679

  13.4%  COLLATERAL INVESTED FOR
         SECURITIES ON LOAN                                 216,545     216,545

(13.3)%  OTHER ASSETS AND
         LIABILITIES, NET                                              (215,250)
--------------------------------------------------------------------------------
 100.0%  TOTAL NET ASSETS                                             1,617,974


                                                       % OF NET         VALUE
       SECURITY AND NUMBER OF SHARES                     ASSETS      ($ x 1,000)
       COMMON STOCK 99.1% of net assets

       AUTOMOBILES & COMPONENTS 0.9%
       -------------------------------------------------------------------------
       Other Securities                                     0.9           14,499

       BANKS 8.7%
       -------------------------------------------------------------------------
       Other Securities                                     8.7          141,550

       CAPITAL GOODS 8.6%
       -------------------------------------------------------------------------
       Crane Co. 97,717                                     0.2            3,025
     o Flowserve Corp. 86,629                               0.2            3,032
     @ GATX Corp. 81,695                                    0.2            3,053
       Kennametal, Inc. 60,398                              0.2            3,087
     o McDermott International,
       Inc. 107,475                                         0.2            3,905
    @o The Shaw Group, Inc. 123,985                         0.2            3,323
    @o USG Corp. 64,943                                     0.2            3,839
     o WESCO International,
       Inc. 76,376                                          0.2            3,036
       York International
       Corp. 64,904                                         0.2            3,642
       Other Securities                                     6.8          109,899
                                                       --------      -----------
                                                            8.6          139,841

       COMMERCIAL SERVICES & SUPPLIES 3.9%
       -------------------------------------------------------------------------
       Other Securities                                     3.9           62,617


                                                         See financial notes. 45

SCHWAB SMALL-CAP INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS continued

                                                       % OF NET         VALUE
       SECURITY AND NUMBER OF SHARES                    ASSETS       ($ x 1,000)
       CONSUMER DURABLES & APPAREL 3.3%
       -------------------------------------------------------------------------
       Other Securities                                     3.3           53,647

       DIVERSIFIED FINANCIALS 2.0%
       -------------------------------------------------------------------------
    @o CompuCredit Corp. 76,489                             0.2            3,352
       MoneyGram International,
       Inc. 131,867                                         0.2            3,204
       Other Securities                                     1.6           25,663
                                                       --------      -----------
                                                            2.0           32,219
       ENERGY 7.1%
       -------------------------------------------------------------------------
       Cabot Oil & Gas Corp. 82,102                         0.2            3,759
 =o(2) Cimarex Energy Co. 126,287                           0.3            4,958
       Frontier Oil Corp. 89,184                            0.2            3,289
   (8) Range Resources
       Corp. 112,016                                        0.2            3,998
     o Spinnaker Exploration
       Co. 51,243                                           0.2            3,156
     @ St. Mary Land & Exploration
       Co. 89,860                                           0.2            3,056
  o(4) Todco, Class A 99,877                                0.3            4,469
  =(1) Vintage Petroleum,
       Inc. 108,000                                         0.3            5,604
       Other Securities                                     5.2           83,127
                                                       --------      -----------
                                                            7.1          115,416
       FOOD & STAPLES RETAILING 0.7%
       -------------------------------------------------------------------------
       Other Securities                                     0.7           10,660

       FOOD BEVERAGE & TOBACCO 1.3%
       -------------------------------------------------------------------------
       Other Securities                                     1.3           21,100

       HEALTH CARE EQUIPMENT & SERVICES 7.5%
       -------------------------------------------------------------------------
    @o Advanced Medical Optics,
       Inc. 101,894                                         0.2            3,636
 @o(3) Cerner Corp. 58,675                                  0.3            4,955
 =o(5) Intuitive Surgical, Inc. 49,955                      0.3            4,433
    =o LifePoint Hospitals, Inc. 81,441                     0.2            3,184
     = Mentor Corp. 70,133                                  0.2            3,156
    =o Pediatrix Medical Group,
       Inc. 39,726                                          0.2            3,061
    =o Sierra Health Services,
       Inc. 43,728                                          0.2            3,280
    =o VCA Antech, Inc. 135,670                             0.2            3,500
       Other Securities                                     5.7           91,622
                                                       --------      -----------
                                                            7.5          120,827
       HOTELS RESTAURANTS & LEISURE 3.0%
       -------------------------------------------------------------------------
       Other Securities                                     3.0           48,340

       HOUSEHOLD & PERSONAL PRODUCTS 0.8%
       -------------------------------------------------------------------------
       Other Securities                                     0.8           12,227

       INSURANCE 3.8%
       -------------------------------------------------------------------------
    =o Philadelphia Consolidated
       Holding Co. 36,819                                   0.2            3,544
       Other Securities                                     3.6           57,612
                                                       --------      -----------
                                                            3.8           61,156
       MATERIALS 5.1%
       -------------------------------------------------------------------------
     = Aptargroup, Inc. 60,297                              0.2            3,087
     = Chemtura Corp. 366,090                               0.2            3,917
     = Eagle Materials, Inc. 31,173                         0.2            3,320
    =o FMC Corp. 58,253                                     0.2            3,171
       Other Securities                                     4.3           69,085
                                                       --------      -----------
                                                            5.1           82,580
       MEDIA 2.5%
       -------------------------------------------------------------------------
       Other Securities                                     2.5           40,343

       PHARMACEUTICALS & BIOTECHNOLOGY 4.1%
       -------------------------------------------------------------------------
    =o Kos Pharmaceuticals,
       Inc. 61,130                                          0.2            3,668
     o Neurocrine Biosciences,
       Inc. 57,408                                          0.2            3,032
 =o(6) Protein Design Labs,
       Inc. 155,921                                         0.3            4,369
    =o Techne Corp. 68,072                                  0.2            3,691
    @o Vertex Pharmaceuticals,
       Inc. 138,194                                         0.2            3,144
       Other Securities                                     3.0           47,665
                                                       --------      -----------
                                                            4.1           65,569
       REAL ESTATE 7.3%
       -------------------------------------------------------------------------
       Essex Property Trust,
       Inc. 35,995                                          0.2            3,235
       Global Signal, Inc. 86,141                           0.2            3,571
       Other Securities                                     6.9          112,138
                                                       --------      -----------
                                                            7.3          118,944
       RETAILING 5.4%
       -------------------------------------------------------------------------
 @o(7) Gamestop Corp.,
       Class A 116,025                                      0.2            4,116


46 See financial notes.

SCHWAB SMALL-CAP INDEX FUND

                                                        % OF NET         VALUE
       SECURITY AND NUMBER OF SHARES                     ASSETS      ($ x 1,000)
       OTHER SECURITIES                                      5.2          83,918
                                                        --------      ----------
                                                             5.4          88,034
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.3%
       -------------------------------------------------------------------------
       Other Securities                                      3.3          53,566

       SOFTWARE & SERVICES 7.9%
       -------------------------------------------------------------------------
    @o Akamai Technologies,
       Inc. 208,157                                          0.2           3,609
     o CNET Networks, Inc. 224,828                           0.2           3,055
    =o Parametric Technology
       Corp. 471,910                                         0.2           3,072
=o(10) Salesforce.com, Inc. 157,259                          0.2           3,930
    =o Sybase, Inc. 158,962                                  0.2           3,537
       Other Securities                                      6.9         110,759
                                                        --------      ----------
                                                             7.9         127,962
       TECHNOLOGY HARDWARE & EQUIPMENT 5.4%
       -------------------------------------------------------------------------
  =(9) Adtran, Inc. 131,924                                  0.2           3,991
     o UNOVA, Inc. 100,816                                   0.2           3,125
       Other Securities                                      5.0          80,834
                                                        --------      ----------
                                                             5.4          87,950
       TELECOMMUNICATION SERVICES 1.2%
       -------------------------------------------------------------------------
     o Alamosa Holdings,
       Inc. 219,874                                          0.2           3,254
    @o Level 3 Communications,
       Inc. 1,121,772                                        0.2           3,253
       Other Securities                                      0.8          12,966
                                                        --------      ----------
                                                             1.2          19,473
       TRANSPORTATION 2.3%
       -------------------------------------------------------------------------
    @o AMR Corp. 266,155                                     0.2           3,596
       Other Securities                                      2.1          33,188
                                                        --------      ----------
                                                             2.3          36,784
       UTILITIES 3.0%
       -------------------------------------------------------------------------
       Other Securities                                      3.0          48,030

       SECURITY
         RATE, MATURITY DATE
         FACE AMOUNT ($ x 1,000)

       SHORT-TERM INVESTMENTS 0.8% of net assets

       Wachovia Bank, Grand Cayman
         Time Deposit
         3.48%, 11/01/05
         12,862                                              0.8          12,862

       U.S. TREASURY OBLIGATIONS 0.0% of net assets

     = U.S. Treasury Bills
         3.28%-3.40%, 12/15/05
         485                                                 0.0             483

END OF INVESTMENTS.

SECURITY AND NUMBER OF SHARES
       COLLATERAL INVESTED FOR SECURITIES ON LOAN
       13.4% of net assets

       SHORT-TERM INVESTMENT 13.4%
       -------------------------------------------------------------------------
       Securities Lending Investments
       Fund 216,544,696                                                  216,545

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 10/31/05. All numbers x $1,000 except number of contracts.

FUTURES CONTRACTS

                                           Number of     Contract   Unrealized
                                           Contracts      Value       Gains
Russell 2000 Index, e-mini Futures, Long
Expires 12/18/05                              186         12,075        66


                                                         See financial notes. 47

SCHWAB SMALL-CAP INDEX FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2005. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at value
   (including $214,681 of securities on loan)                        $1,616,679 a
Collateral invested for securities on loan                              216,545
Receivables:
   Fund shares sold                                                         904
   Interest                                                                   1
   Dividends                                                                961
   Investments sold                                                          10
   Due from brokers for futures                                             406
   Income from securities on loan                                           179
Prepaid expenses                                                  +          24
                                                                  -------------
TOTAL ASSETS                                                          1,835,709

LIABILITIES
-------------------------------------------------------------------------------
Collateral invested for securities on loan                              216,545
Payables:
   Fund shares redeemed                                                   1,018
   Investment adviser and administrator fees                                 39
   Transfer agent and shareholder service fees                               23
   Trustee fees                                                               1
Accrued expenses                                                  +         109
                                                                  -------------
TOTAL LIABILITIES                                                       217,735

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                          1,835,709
TOTAL LIABILITIES                                                 -     217,735
                                                                  -------------
NET ASSETS                                                           $1,617,974

NET ASSETS BY SOURCE
Capital received from investors                                       1,249,511
Net investment income not yet distributed                                 8,490
Net realized capital gains                                                9,260 b
Net unrealized capital gains                                            350,713 b

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                     SHARES
SHARE CLASS           NET ASSETS       /        OUTSTANDING       =         NAV
Investor Shares         $822,978                     36,894              $22.31
Select Shares           $794,996                     35,560              $22.36

  Unless stated, all numbers x 1,000.

a The fund paid $1,266,032 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                                $675,553
    Sales/maturities                         $890,859

  The fund's total security transactions with other Schwab Funds(R) during the period were $127,782.

b These derive from investments and futures.

  FEDERAL TAX DATA
  ---------------------------------------------------
  PORTFOLIO COST                           $1,267,201

  NET UNREALIZED GAINS AND LOSSES:
  Gains                                      $457,212
  Losses                                   + (107,734)
                                           ----------
                                             $349,478
  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                              $8,490
  Long-term capital gains                     $10,495

  CAPITAL LOSSES UTILIZED                     $68,700


48 See financial notes.

SCHWAB SMALL-CAP INDEX FUND

Statement of
OPERATIONS
For November 1, 2004 through October 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                $17,415 a
Interest                                                                      96
Lending of securities                                                +     1,798
                                                                     -----------
TOTAL INVESTMENT INCOME                                                   19,309

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                         81,228
Net realized gains on futures contracts                              +        83
                                                                     -----------
NET REALIZED GAINS                                                        81,311

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                      109,855
Net unrealized gains on futures contracts                            +        31
                                                                     -----------
NET UNREALIZED GAINS                                                     109,886

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                  4,933 b
Transfer agent and shareholder service fees:
   Investor Shares                                                         2,186 c
   Select Shares                                                             798 c
Trustees' fees                                                                18 d
Custodian fees                                                               199
Portfolio accounting fees                                                    230
Professional fees                                                             42
Registration fees                                                             45
Shareholder reports                                                           80
Interest expense                                                              23
Other expenses                                                       +        30
                                                                     -----------
Total expenses                                                             8,584
Expense reduction                                                    -       169 e
                                                                     -----------
NET EXPENSES                                                               8,415

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   19,309
NET EXPENSES                                                         -     8,415
                                                                     -----------
NET INVESTMENT INCOME                                                     10,894
NET REALIZED GAINS                                                        81,311 f
NET UNREALIZED GAINS                                                 +   109,886 f
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $202,091

  Unless stated, all numbers x 1,000.

a Net of $7 foreign withholding tax.

b Calculated as a percentage of average daily net assets: 0.33% of the first
  $500 million and 0.28% of the assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

d For the fund's independent trustees only.

e Includes $24 from the investment adviser (CSIM) and $145 from the transfer agent and shareholder service agent (Schwab). It reflects a guarantee by CSIM and Schwab to limit the net operating expenses of this fund through February 27, 2006, as follows:

                              % OF AVERAGE
  SHARE CLASS             DAILY NET ASSETS
  ----------------------------------------
  Investor Shares                     0.60
  Select Shares                       0.42

  These limits exclude interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $191,197.


                                                         See financial notes. 49

SCHWAB SMALL-CAP INDEX FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                            11/1/04-10/31/05   11/1/03-10/31/04
Net investment income                                $10,894            $12,316
Net realized gains                                    81,311            215,610
Net unrealized gains or losses              +        109,886            (67,250)
                                            ----------------   -----------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                      202,091            160,676

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                        5,474              5,423
Select Shares                               +          5,977              5,623
                                            ----------------   -----------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME           $11,451            $11,046 a,b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------

                               11/1/04-10/31/05            11/1/03-10/31/04
                              SHARES         VALUE        SHARES          VALUE
SHARES SOLD
Investor Shares                4,246       $91,743         5,935       $114,857
Select Shares              +   5,026       109,688         6,358        121,773
                           -----------------------------------------------------
TOTAL SHARES SOLD              9,272      $201,431        12,293       $236,630
SHARES REINVESTED
Investor Shares                  237        $5,085           270         $5,073
Select Shares              +     256         5,502           278          5,234
                           -----------------------------------------------------
TOTAL SHARES REINVESTED          493       $10,587           548        $10,307
SHARES REDEEMED
Investor Shares              (11,218)    ($243,579)      (11,208)     ($215,266)
Select Shares              +  (7,843)     (170,831)      (10,118)      (196,867)
                           -----------------------------------------------------
TOTAL SHARES REDEEMED        (19,061)    ($414,410)      (21,326)     ($412,133) c

NET TRANSACTIONS
IN FUND SHARES                (9,296)    ($202,392)       (8,485)     ($165,196)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                               11/1/04-10/31/05            11/1/03-10/31/04
                              SHARES    NET ASSETS        SHARES     NET ASSETS
Beginning of period           81,750    $1,629,726        90,235     $1,645,292
Total decrease             +  (9,296)      (11,752)       (8,485)       (15,566)
                           -----------------------------------------------------
END OF PERIOD                 72,454    $1,617,974        81,750     $1,629,726 d

  Unless stated, all numbers x 1,000.

a UNAUDITED

  For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

  The fund designates $11,314 of the dividend distribution for the fiscal year ended 10/31/05 as qualified dividends for the purpose of the maximum rate under Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2006 via IRS Form 1099 of the amounts for use in preparing their 2005 income tax return.

b The tax-basis components of distributions paid are:

                       CURRENT             PRIOR
                        PERIOD            PERIOD
  Ordinary income      $11,451           $11,046
  Long-term
  capital gains            $--               $--

c For shares purchased on or before 4/29/05 and held less than 180 days, the fund charges 0.75% redemption fee. For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

                       CURRENT             PRIOR
                        PERIOD            PERIOD
  Investor Shares          $44               $68
  Select Shares           + 50            +   33
                            --                --
    TOTAL                  $94              $101

  Dollar amounts are net of the redemption fee proceeds.

d Includes distributable net investment income in the amount of $8,490 and $9,047 at the end of the current period and prior period, respectively.

  Percent of fund shares owned by other Schwab Funds(R) as of the end of the current period:

  SCHWAB MARKETTRACK PORTFOLIOS
  All Equity Portfolio                    7.2%
  Growth Portfolio                        8.2%
  Balanced Portfolio                      4.9%
  Conservative Portfolio                  1.9%

  SCHWAB ANNUITY PORTFOLIOS
  Growth Portfolio II                     0.4%


50 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                          11/1/04-    11/1/03-    11/1/02-    11/1/01-    11/1/00-
INVESTOR SHARES                                           10/31/05    10/31/04    10/31/03    10/31/02    10/31/01
---------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      19.04       17.48       14.35       16.62       22.49
                                                          -----------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                     0.29        0.19        0.16        0.16        0.15
   Net realized and unrealized gains or losses               1.69        1.53        3.14       (2.27)      (5.87)
                                                          -----------------------------------------------------------------
   Total income or loss from investment operations           1.98        1.72        3.30       (2.11)      (5.72)
Less distributions:
   Dividends from net investment income                     (0.25)      (0.16)      (0.17)      (0.16)      (0.15)
                                                          -----------------------------------------------------------------
Net asset value at end of period                            20.77       19.04       17.48       14.35       16.62
                                                          -----------------------------------------------------------------
Total return (%)                                            10.45        9.93       23.24      (12.86)     (25.55)

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                    0.54        0.56        0.53        0.40        0.40
   Gross operating expenses                                  0.54        0.56        0.59        0.62        0.65
   Net investment income                                     1.37        1.07        1.18        1.11        0.94
Portfolio turnover rate                                         2           2           3           2           2
Net assets, end of period ($ x 1,000,000)                     600         592         469         263         224


                                                         See financial notes. 51

SCHWAB TOTAL STOCK MARKET INDEX FUND

FINANCIAL HIGHLIGHTS

                                                          11/1/04-    11/1/03-    11/1/02-    11/1/01-    11/1/00-
SELECT SHARES                                             10/31/05    10/31/04    10/31/03    10/31/02    10/31/01
---------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      19.09       17.52       14.37       16.65       22.52
                                                          -----------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                     0.31        0.22        0.20        0.19        0.18
   Net realized and unrealized gains or losses               1.71        1.54        3.14       (2.29)      (5.87)
                                                          -----------------------------------------------------------------
   Total income or loss from investment operations           2.02        1.76        3.34       (2.10)      (5.69)
Less distributions:
   Dividends from net investment income                     (0.28)      (0.19)      (0.19)      (0.18)      (0.18)
                                                          -----------------------------------------------------------------
Net asset value at end of period                            20.83       19.09       17.52       14.37       16.65
                                                          -----------------------------------------------------------------
Total return (%)                                            10.63       10.10       23.50      (12.81)     (25.40)

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                    0.39        0.39        0.36        0.27        0.27
   Gross operating expenses                                  0.39        0.41        0.44        0.47        0.50
   Net investment income                                     1.52        1.23        1.35        1.24        1.07
Portfolio turnover rate                                         2           2           3           2           2
Net assets, end of period ($ x 1,000,000)                     617         548         429         264         257


52 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS as of October 31, 2005

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holding exceeding 1% of the fund's net assets. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the end of the report period, free of charge, by calling Schwab Funds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov. In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten. For the characteristics of the securities included under "Other Securities" and for securities valued at fair value, please refer to the complete schedule of portfolio holdings.

(1) Top ten holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
 99.6%  COMMON STOCK                                  1,058,474       1,212,821

  0.3%  SHORT-TERM
        INVESTMENT                                        3,196           3,196

  0.0%  U.S. TREASURY
        OBLIGATIONS                                         274             274

  0.0%  PREFERRED STOCK                                      64              74

  0.0%  WARRANTS                                            147              --

  0.0%  RIGHTS                                               --              --
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                             1,062,155       1,216,365

  2.2%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                               26,922          26,922

(2.1)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (26,001)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                              1,217,286

                                                       % OF NET         VALUE
       SECURITY AND NUMBER OF SHARES                    ASSETS       ($ x 1,000)
       COMMON STOCK 99.6% of net assets

       AUTOMOBILES & COMPONENTS 0.6%
       -------------------------------------------------------------------------
       Other Securities                                     0.6            6,867

       BANKS 7.3%
       -------------------------------------------------------------------------
  =(7) Bank of America
       Corp. 338,518                                        1.2           14,807
       U.S. Bancorp 158,531                                 0.4            4,689
       Wachovia Corp. 133,649                               0.6            6,752
       Wells Fargo & Co. 137,577                            0.7            8,282
       Other Securities                                     4.4           54,573
                                                       --------      -----------
                                                            7.3           89,103
       BUSINESS SERVICES 0.1%
       -------------------------------------------------------------------------
       Other Securities                                     0.1            1,052

       CAPITAL GOODS 7.6%
       -------------------------------------------------------------------------
       3M Co. 65,000                                        0.4            4,939
       The Boeing Co. 68,800                                0.4            4,447
  =(2) General Electric Co. 854,566                         2.4           28,978
       Other Securities                                     4.4           53,970
                                                       --------      -----------
                                                            7.6           92,334


                                                         See financial notes. 53

SCHWAB TOTAL STOCK MARKET INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS continued

                                                       % OF NET         VALUE
       SECURITY AND NUMBER OF SHARES                    ASSETS       ($ x 1,000)
       COMMERCIAL SERVICES & SUPPLIES 1.6%
       -------------------------------------------------------------------------
       Other Securities                                     1.6           19,884

       CONSUMER DURABLES & APPAREL 1.8%
       -------------------------------------------------------------------------
       Other Securities                                     1.8           22,351

       DIVERSIFIED FINANCIALS 7.0%
       -------------------------------------------------------------------------
       American Express
       Co. 105,150                                          0.4            5,233
    /  The Charles Schwab
       Corp. 111,120                                        0.1            1,689
  =(4) Citigroup, Inc. 427,436                              1.6           19,568
       Goldman Sachs Group,
       Inc. 38,700                                          0.4            4,891
       JPMorgan Chase &
       Co. 295,944                                          0.9           10,838
       Merrill Lynch & Co.,
       Inc. 79,800                                          0.4            5,166
       Morgan Stanley 90,300                                0.4            4,913
       Other Securities                                     2.8           32,320
                                                       --------      -----------
                                                            7.0           84,618
       ENERGY 8.6%
       -------------------------------------------------------------------------
       ChevronTexaco Corp. 192,819                          0.9           11,004
       ConocoPhillips 112,196                               0.6            7,335
  =(1) Exxon Mobil Corp. 537,816                            2.5           30,193
       Schlumberger Ltd. 50,000                             0.4            4,539
       Other Securities                                     4.2           52,071
                                                       --------      -----------
                                                            8.6          105,142
       FOOD & STAPLES RETAILING 2.3%
       -------------------------------------------------------------------------
  (10) Wal-Mart Stores, Inc. 289,200                        1.1           13,682
       Other Securities                                     1.2           14,531
                                                       --------      -----------
                                                            2.3           28,213
       FOOD BEVERAGE & TOBACCO 4.6%
       -------------------------------------------------------------------------
       Altria Group, Inc. 168,800                           1.0           12,668
       The Coca-Cola Co. 202,200                            0.7            8,650
       PepsiCo, Inc. 140,800                                0.7            8,319
       Other Securities                                     2.2           26,241
                                                       --------      -----------
                                                            4.6           55,878
       HEALTH CARE EQUIPMENT & SERVICES 5.6%
       -------------------------------------------------------------------------
       Medtronic, Inc. 98,374                               0.5            5,574
       UnitedHealth Group,
       Inc. 102,600                                         0.5            5,940
       Other Securities                                     4.6           56,300
                                                       --------      -----------
                                                            5.6           67,814
       HOTELS RESTAURANTS & LEISURE 1.8%
       -------------------------------------------------------------------------
       Other Securities                                     1.8           21,909

       HOUSEHOLD & PERSONAL PRODUCTS 2.0%
       -------------------------------------------------------------------------
  =(5) Procter & Gamble
       Co. 290,815                                          1.3           16,283
       Other Securities                                     0.7            8,224
                                                       --------      -----------
                                                            2.0           24,507
       INSURANCE 5.3%
       -------------------------------------------------------------------------
   (8) American International Group,
       Inc. 211,922                                         1.1           13,733
     o Berkshire Hathaway, Inc.,
       Class A 119                                          0.9           10,222
       Other Securities                                     3.3           40,656
                                                       --------      -----------
                                                            5.3           64,611
       MATERIALS 3.3%
       -------------------------------------------------------------------------
       Other Securities                                     3.3           39,827

       MEDIA 3.8%
       -------------------------------------------------------------------------
       Time Warner, Inc. 367,052                            0.5            6,545
       Viacom, Inc., Class B 144,012                        0.4            4,460
       Other Securities                                     2.9           35,149
                                                       --------      -----------
                                                            3.8           46,154
       PHARMACEUTICALS & BIOTECHNOLOGY 7.1%
       -------------------------------------------------------------------------
       Abbott Laboratories 125,705                          0.5            5,412
     o Amgen, Inc. 103,268                                  0.6            7,824
       Eli Lilly & Co. 92,400                               0.4            4,601
     o Genentech, Inc. 83,300                               0.6            7,547
   (6) Johnson & Johnson 246,370                            1.3           15,428
       Merck & Co., Inc. 183,552                            0.4            5,180
   (9) Pfizer, Inc. 631,552                                 1.1           13,730
       Wyeth 109,400                                        0.4            4,875
       Other Securities                                     1.8           22,245
                                                       --------      -----------
                                                            7.1           86,842


54 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

                                                       % OF NET         VALUE
       SECURITY AND NUMBER OF SHARES                    ASSETS       ($ x 1,000)
       REAL ESTATE 2.1%
       -------------------------------------------------------------------------
       Other Securities                                     2.1           26,128

       RETAILING 4.2%
       -------------------------------------------------------------------------
       Home Depot, Inc. 181,000                             0.6            7,428
       Other Securities                                     3.6           43,559
                                                       --------      -----------
                                                            4.2           50,987
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.8%
       -------------------------------------------------------------------------
       Intel Corp. 533,832                                  1.0           12,545
       Other Securities                                     1.8           21,071
                                                       --------      -----------
                                                            2.8           33,616
       SOFTWARE & SERVICES 6.3%
       -------------------------------------------------------------------------
     o Google, Inc., Class A 22,500                         0.7            8,373
  =(3) Microsoft Corp. 884,960                              1.9           22,743
     o Oracle Corp. 429,500                                 0.5            5,446
       Other Securities                                     3.2           39,492
                                                       --------      -----------
                                                            6.3           76,054
       TECHNOLOGY HARDWARE & EQUIPMENT 6.2%
       -------------------------------------------------------------------------
     o Cisco Systems, Inc. 563,969                          0.8            9,841
     o Dell, Inc. 202,100                                   0.5            6,443
       Hewlett-Packard Co. 252,916                          0.6            7,092
       International Business
       Machines Corp. 135,450                               0.9           11,091
       Qualcomm, Inc. 135,100                               0.4            5,372
       Other Securities                                     3.0           36,004
                                                       --------      -----------
                                                            6.2           75,843
       TELECOMMUNICATION SERVICES 2.6%
       -------------------------------------------------------------------------
       SBC Communications,
       Inc. 281,016                                         0.6            6,702
       Sprint Corp.
       (FON Group) 229,430                                  0.4            5,348
       Verizon Communications,
       Inc. 232,468                                         0.6            7,325
       Other Securities                                     1.0           12,850
                                                       --------      -----------
                                                            2.6           32,225
       TELEPHONE 0.0%
       -------------------------------------------------------------------------
       Other Securities                                     0.0                5

       TRANSPORTATION 1.7%
       -------------------------------------------------------------------------
       United Parcel Service, Inc.,
       Class B 91,480                                       0.6            6,673
       Other Securities                                     1.1           13,899
                                                       --------      -----------
                                                            1.7           20,572
       UTILITIES 3.3%
       -------------------------------------------------------------------------
       Other Securities                                     3.3           40,285

       PREFERRED STOCK 0.0% of net assets

       REAL ESTATE 0.0%
       -------------------------------------------------------------------------
       Other Securities                                     0.0               74

       WARRANTS 0.0% of net assets

       MEDIA 0.0%
       -------------------------------------------------------------------------
       Other Securities                                     0.0               --

       SOFTWARE & SERVICES 0.0%
       -------------------------------------------------------------------------
       Other Securities                                     0.0               --

       RIGHTS 0.0% of net assets

       PHARMACEUTICALS & BIOTECHNOLOGY 0.0%
       -------------------------------------------------------------------------
       Other Securities                                     0.0               --

       SECURITY
          RATE, MATURITY DATE
          FACE AMOUNT ($ x 1,000)

       SHORT-TERM INVESTMENT 0.3% of net assets

       Wachovia Bank, Grand Cayman
       Time Deposit
          3.48%, 11/01/05
          3,196                                             0.3            3,196

       U.S. TREASURY OBLIGATIONS 0.0% of net assets

     = U.S. Treasury Bills
          3.46%-3.53%, 12/15/05
          275                                               0.0              274

END OF INVESTMENTS.


                                                         See financial notes. 55

SCHWAB TOTAL STOCK MARKET INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       COLLATERAL INVESTED FOR SECURITIES ON LOAN
       2.2% of net assets

       SHORT-TERM INVESTMENT 2.2%
       -------------------------------------------------------------------------
       Securities Lending Investments
       Fund 26,921,966                                                    26,922

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 10/31/05. All numbers x $1,000 except number of contracts.

FUTURES CONTRACTS

                                    Number of        Contract         Unrealized
                                    Contracts         Value              Gains
S&P 500 Index, e-mini, Long
Expires 12/18/05                       55             3,327               65


56 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2005. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value
   (including $26,507 of securities on loan)                         $1,216,365 a
Collateral invested for securities on loan                               26,922
Receivables:
   Fund shares sold                                                       1,024
   Dividends                                                                992
   Due from brokers for futures                                             107
   Income from securities on loan                                            15
Prepaid expenses                                                     +       18
                                                                     ----------
TOTAL ASSETS                                                          1,245,443

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                               26,922
Payables:
   Fund shares redeemed                                                   1,107
   Investment adviser and administrator fees                                 25
   Transfer agent and shareholder service fees                               17
   Interest expense                                                          3
Accrued expenses                                                     +       83
                                                                     ----------
TOTAL LIABILITIES                                                        28,157

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          1,245,443
TOTAL LIABILITIES                                                    -   28,157
                                                                     ----------
NET ASSETS                                                           $1,217,286

NET ASSETS BY SOURCE
Capital received from investors                                       1,069,522
Net investment income not yet distributed                                11,788
Net realized capital losses                                             (18,299)b
Net unrealized capital gains                                            154,275 b

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                    SHARES
SHARE CLASS           NET ASSETS       +       OUTSTANDING       =          NAV
Investor Shares        $ 599,976                    28,883               $20.77
Select Shares          $ 617,310                    29,633               $20.83

  Unless stated, all numbers x 1,000.

a The fund paid $1,062,155 for these securities.

  Includes securities valued at fair value worth $9 or 0.0% of the fund's total net assets.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                               $27,611
    Sales/maturities                        $43,444

  The fund's total security transactions with other Schwab Funds(R) during the period were $652.

b These derive from investments and futures.

  FEDERAL TAX DATA
  -------------------------------------------------
  PORTFOLIO COST                         $1,063,013

  NET UNREALIZED GAINS AND LOSSES:
  Gains                                    $327,833
  Losses                               +   (174,481)
                                       ------------
                                           $153,352

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                           $11,792
  Long-term capital gains                       $--

  CAPITAL LOSSES UTILIZED                    $4,388

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:                     Loss amount
    2009                                     $1,044
    2010                                     11,486
    2011                                      3,976
    2012                                +       874
                                        -----------
                                            $17,380


                                                         See financial notes. 57

SCHWAB TOTAL STOCK MARKET INDEX FUND

Statement of
OPERATIONS
For November 1, 2004 through October 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                               $22,841 a
Interest                                                                     57
Lending of securities                                                 +     221
                                                                      ---------
TOTAL INVESTMENT INCOME                                                  23,119

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                         3,493
Net realized gains on futures contracts                               +     501
                                                                      ---------
NET REALIZED GAINS                                                        3,994

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                      97,843
Net unrealized losses on futures contracts                            +     (14)
                                                                      ---------
NET UNREALIZED GAINS                                                     97,829

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 3,060 b
Transfer agent and shareholder service fees:
 Investor Shares                                                          1,548 c
 Select Shares                                                              590 c
Trustees' fees                                                               13 d
Custodian fees                                                               82
Portfolio accounting fees                                                   171
Professional fees                                                            41
Registration fees                                                            66
Shareholder reports                                                          65
Interest expense                                                              6
Other expenses                                                        +      36
                                                                      ---------
Total expenses                                                            5,678
Expense reduction                                                     -      36 e
                                                                      ---------
NET EXPENSES                                                              5,642

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  23,119
NET EXPENSES                                                          -   5,642
                                                                      ---------
NET INVESTMENT INCOME                                                    17,477
NET REALIZED GAINS                                                        3,994 f
NET UNREALIZED GAINS                                                  +  97,829 f
                                                                      ---------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $119,300

  Unless stated, all numbers x 1,000.

a Net of $2 foreign withholding tax.

b Calculated as a percentage of average daily net assets: 0.30% of the first
  $500 million and 0.22% of the assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

d For the fund's independent trustees only.

e This reduction was made by the transfer agent and shareholder service agent(Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the net operating expenses of this fund through February 27, 2006, as follows:

                                       % OF AVERAGE
  SHARE CLASS                      DAILY NET ASSETS
  -------------------------------------------------
  Investor Shares                              0.58
  Select Shares                                0.39

  These limits exclude interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $101,823.


58 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                             11/1/04-10/31/05   11/1/03-10/31/04
Net investment income                                 $17,477            $12,208
Net realized gains                                      3,994                286
Net unrealized gains                         +         97,829             83,701
                                             -----------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                       119,300             96,195

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                         7,770              4,522
Select Shares                                +          7,956              4,835
                                             -----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME            $15,726             $9,357 a,b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                 11/1/04-10/31/05           11/1/03-10/31/04
                                 SHARES       VALUE        SHARES       VALUE
SHARES SOLD
Investor Shares                   5,085      $102,573       9,767      $180,735
Select Shares                  +  6,795       138,664       8,998       165,692
                               -------------------------------------------------
TOTAL SHARES SOLD                11,880      $241,237      18,765      $346,427

SHARES REINVESTED
Investor Shares                     362        $7,203         237        $4,213
Select Shares                  +    328         6,531         222         3,957
                               -------------------------------------------------
TOTAL SHARES REINVESTED             690       $13,734         459        $8,170

SHARES REDEEMED
Investor Shares                  (7,672)    ($155,939)     (5,759)    ($106,552)
Select Shares                  + (6,203)     (126,000)     (5,052)      (92,791)
                               -------------------------------------------------
TOTAL SHARES REDEEMED           (13,875)    ($281,939)    (10,761)    ($199,343) c

NET TRANSACTIONS
IN FUND SHARES                   (1,305)     ($26,968)      8,463      $155,254

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                  11/1/04-10/31/05          11/1/03-10/31/04
                                 SHARES   NET ASSETS      SHARES     NET ASSETS
Beginning of period              59,821   $1,140,680      51,358       $898,588
Total increase or
decrease                       + (1,305)      76,606       8,463        242,092
                               -------------------------------------------------
END OF PERIOD                    58,516   $1,217,286      59,821     $1,140,680 d

  Unless stated, all numbers x 1,000.

a UNAUDITED

  For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

  The fund designates $15,726 of the dividend distribution for the fiscal year ended 10/31/05 as qualified dividends for the purpose of the maximum rate under Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2006 via IRS Form 1099 of the amounts for use in preparing their 2005 income tax return.

b The tax-basis components of distributions paid are:

                                 CURRENT      PRIOR
                                  PERIOD     PERIOD

  Ordinary income                $15,726    $ 9,357
  Long-term capital
  gains                              $--        $--

c For shares purchased on or before 4/29/05 and held less than 180 days, the fund charges 0.75% redemption fee. For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

  CURRENT PERIOD:

  Investor Shares                               $38
  Select Shares                             +    32
                                            -------
  TOTAL                                         $70

  PRIOR PERIOD:
  Investor Shares                               $70
  Select Shares                             +    59
                                            -------
  TOTAL                                        $129

  Dollar amounts are net of the redemption fee proceeds.

d Includes distributable net investment income in the amount of $11,788 and $10,037 at the end of the current period and prior period, respectively.


                                                         See financial notes. 59

SCHWAB INTERNATIONAL INDEX FUND(R)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                       11/1/04-    11/1/03-    11/1/02-    11/1/01-    11/1/00-
INVESTOR SHARES                                        10/31/05    10/31/04    10/31/03    10/31/02    10/31/01
--------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   14.82       12.74       10.47       12.22       17.13
                                                       -------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                  0.35        0.26        0.23        0.21        0.15
   Net realized and unrealized gains or losses            2.18        2.05        2.25       (1.82)      (4.81)
                                                       -------------------------------------------------------------------
   Total income or loss from investment operations        2.53        2.31        2.48       (1.61)      (4.66)
Less distributions:
   Dividends from net investment income                  (0.28)      (0.23)      (0.21)      (0.14)      (0.25)
                                                       -------------------------------------------------------------------
Net asset value at end of period                         17.07       14.82       12.74       10.47       12.22
                                                       -------------------------------------------------------------------
   Total return (%)                                      17.30       18.40       24.24      (13.34)     (27.58)

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                 0.68        0.69        0.65        0.58        0.58
   Gross operating expenses                               0.72        0.73        0.74        0.76        0.75
   Net investment income                                  2.05        1.78        2.01        1.70        1.14
Portfolio turnover rate                                     10           1           7          13          18
Net assets, end of period ($ x 1,000,000)                  595         550         494         443         519


60 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND

                                                       11/1/04-    11/1/03-    11/1/02-    11/1/01-    11/1/00-
SELECT SHARES                                          10/31/05    10/31/04    10/31/03    10/31/02    10/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   14.83       12.75       10.47       12.23       17.14
                                                       -----------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                  0.38        0.28        0.25        0.21        0.16
   Net realized and unrealized gains or losses            2.19        2.05        2.26       (1.82)      (4.80)
                                                       -----------------------------------------------------------------------------
   Total income or loss from investment operations        2.57        2.33        2.51       (1.61)      (4.64)
Less distributions:
   Dividends from net investment income                  (0.31)      (0.25)      (0.23)      (0.15)      (0.27)
                                                       -----------------------------------------------------------------------------
Net asset value at end of period                         17.09       14.83       12.75       10.47       12.23
                                                       -----------------------------------------------------------------------------
Total return (%)                                         17.56       18.56       24.50      (13.31)     (27.45)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                 0.50        0.50        0.49        0.47        0.47
   Gross operating expenses                               0.57        0.58        0.59        0.61        0.60
   Net investment income                                  2.23        1.97        2.19        1.81        1.25
Portfolio turnover rate                                     10           1           7          13          18
Net assets, end of period ($ x 1,000,000)                  776         687         629         536         616

                                                         See financial notes. 61

SCHWAB INTERNATIONAL INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS as of October 31, 2005

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holding exceeding 1% of the fund's net assets. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the end of the report period, free of charge, by calling Schwab Funds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov. In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten. For the characteristics of the securities included under "Other Securities" and for securities valued at fair value, please refer to the complete schedule of portfolio holdings.

(1) Top ten holding

 @  All or a portion of this security is on loan

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ x 1,000)      ($ x 1,000)
--------------------------------------------------------------------------------
 99.4%  FOREIGN COMMON
        STOCK                                           958,909       1,362,937

  0.3%  SHORT-TERM
        INVESTMENT                                        4,247           4,247

  0.1%  FOREIGN PREFERRED
        STOCK                                               766           1,042

  0.0%  WARRANTS                                            200              --
--------------------------------------------------------------------------------
 99.8%  TOTAL INVESTMENTS                               964,122       1,368,226

  6.2%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                               85,164          85,164

(6.0)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (82,204)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                              1,371,186

                                                        % OF NET        VALUE
       SECURITY AND NUMBER OF SHARES                     ASSETS      ($ x 1,000)
       FOREIGN COMMON STOCK 99.4% of net assets

       AUSTRALIA 4.3%
       -------------------------------------------------------------------------
       BHP Billiton Ltd. 600,162                             0.7           9,309
       Other Securities                                      3.6          50,254
                                                        --------     -----------
                                                             4.3          59,563
       BELGIUM 0.9%
       -------------------------------------------------------------------------
       Other Securities                                      0.9          12,114

       CANADA 6.5%
       -------------------------------------------------------------------------
     @ Manulife Financial
       Corp. 131,759                                         0.5           6,860
     @ Royal Bank of Canada 107,744                          0.5           7,605
       Other Securities                                      5.5          74,820
                                                        --------     -----------
                                                             6.5          89,285
       DENMARK 0.7%
       -------------------------------------------------------------------------
       Other Securities                                      0.7           9,313

       FRANCE 10.3%
       -------------------------------------------------------------------------
       AXA SA 260,843                                        0.6           7,556
       BNP Paribas 132,633                                   0.7          10,060
       Sanofi-Aventis 173,827                                1.0          13,927
       Societe Generale,

       Class A 61,146                                        0.5           6,984
  @(5) Total SA 102,990                                      1.9          25,920
       Other Securities                                      5.6          76,843
                                                        --------     -----------
                                                            10.3         141,290
       GERMANY 7.4%
       -------------------------------------------------------------------------
       Allianz AG 59,288                                     0.6           8,388
       BASF AG 94,612                                        0.5           6,824
       DaimlerChrysler AG 142,504                            0.5           7,142
     @ Deutsche Bank AG 94,035                               0.6           8,817
       Deutsche Telekom AG 411,262                           0.5           7,274
       E.ON AG 112,817                                       0.7          10,225
       Siemens AG 144,278                                    0.8          10,747
       Other Securities                                      3.2          42,876
                                                        --------     -----------
                                                             7.4         102,293
       HONG KONG / CHINA 1.0%
       -------------------------------------------------------------------------
       Other Securities                                      1.0          14,204

62 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND

                                                        % OF NET        VALUE
       SECURITY AND NUMBER OF SHARES                     ASSETS      ($ x 1,000)
       IRELAND 0.1%
       -------------------------------------------------------------------------
       Other Securities                                      0.1             989

       ITALY 3.4%
       -------------------------------------------------------------------------
     @ ENI-Ente Nazionale
       Idrocarburi SPA 429,220                               0.8          11,490
       Other Securities                                      2.6          34,922
                                                        --------     -----------
                                                             3.4          46,412
       JAPAN 19.8%
       -------------------------------------------------------------------------
       Canon, Inc. 139,395                                   0.5           7,381
       Honda Motor Co. Ltd. 141,539                          0.6           7,874
       Mitsubishi UFJ Financial
       Group, Inc. 988                                       0.9          12,423
       Mizuho Financial Group,
       Inc. 1,395                                            0.7           9,316
       Nippon Telegraph & Telephone
       Corp. 1,667                                           0.6           7,971
       Sumitomo Mitsui Financial
       Group, Inc. 938                                       0.6           8,666
       Takeda Pharmaceutical Co.
       Ltd. 141,200                                          0.6           7,742
   (8) Toyota Motor Corp. 442,703                            1.5          20,535
       Other Securities                                     13.8         189,961
                                                        --------     -----------
                                                            19.8         271,869
       NETHERLANDS 3.7%
       -------------------------------------------------------------------------
       ABN Amro Holdings
       NV 311,572                                            0.5           7,370
       ING Groep NV 366,162                                  0.8          10,561
       Unilever NV 94,924                                    0.5           6,680
       Other Securities                                      1.9          25,767
                                                        --------     -----------
                                                             3.7          50,378
       SPAIN 4.2%
       -------------------------------------------------------------------------
       Banco Bilbao Vizcaya
       Argentaria SA 590,624                                 0.8          10,416
       Banco Santander Central
       Hispano SA 1,036,437                                  1.0          13,199
       Telefonica SA 830,416                                 1.0          13,256
       Other Securities                                      1.4          20,619
                                                        --------     -----------
                                                             4.2          57,490
       SWEDEN 2.0%
       -------------------------------------------------------------------------
       Telefonaktiebolaget LM
       Ericsson, Class B 2,453,793                           0.6           8,044
       Other Securities                                      1.4          18,996
                                                        --------     -----------
                                                             2.0          27,040
       SWITZERLAND 7.7%
       -------------------------------------------------------------------------
       Credit Suisse Group 190,854                           0.6           8,445
   (9) Nestle SA, Registered 67,591                          1.5          20,133
   (6) Novartis AG,
       Registered 430,836                                    1.7          23,180
  (10) Roche Holdings --
       Genus 121,834                                         1.3          18,209
       UBS AG, Registered 177,232                            1.1          15,115
       Other Securities                                      1.5          20,245
                                                        --------     -----------
                                                             7.7         105,327
       UNITED KINGDOM 27.4%
       -------------------------------------------------------------------------
       AstraZeneca PLC 284,404                               0.9          12,722
       Barclays PLC 1,124,769                                0.8          11,146
   (1) BP PLC 3,683,430                                      3.0          40,802
       Diageo PLC 523,989                                    0.6           7,739
   (4) GlaxoSmithKline
       PLC 1,023,700                                         1.9          26,625
       HBOS PLC 673,991                                      0.7           9,956
   (2) HSBC Holdings
       PLC 1,947,777                                         2.2          30,602
       Lloyds TSB Group
       PLC 957,348                                           0.6           7,829
       Rio Tinto PLC 188,475                                 0.5           7,181
       Royal Bank of Scotland
       Group PLC 549,711                                     1.1          15,222
   (7) Royal Dutch Shell PLC,
       A Shares 749,220                                      1.7          23,104
       Royal Dutch Shell PLC,
       B Shares 497,774                                      1.2          16,237
       Tesco PLC 1,376,566                                   0.5           7,330
   (3) Vodafone Group
       PLC 11,087,405                                        2.1          29,109
       Other Securities                                      9.6         129,766
                                                        --------     -----------
                                                            27.4         375,370


                                                         See financial notes. 63

SCHWAB INTERNATIONAL INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS continued

                                                        % OF NET        VALUE
       SECURITY AND NUMBER OF SHARES                     ASSETS      ($ x 1,000)
       UNITED STATES 0.0%
       -------------------------------------------------------------------------
       Other Securities                                      0.0              --

       FOREIGN PREFERRED STOCK 0.1% of net assets

       GERMANY 0.1%
       -------------------------------------------------------------------------
       Other Securities                                      0.1           1,042

       WARRANTS 0.0% of net assets

       FRANCE 0.0%
       -------------------------------------------------------------------------
       Other Securities                                      0.0              --

       UNITED STATES 0.0%
       -------------------------------------------------------------------------
       Other Securities                                      0.0              --

       SECURITY
          RATE, MATURITY DATE
          FACE AMOUNT ($ x 1,000)

       SHORT-TERM INVESTMENT 0.3% of net assets

       Wachovia Bank, Grand Cayman
       Time Deposit
          3.48%, 11/01/05
          4,247                                              0.3           4,247

END OF INVESTMENTS.

The foreign securities were valued at fair value in accordance with board approved procedures (see Accounting Policies).

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       COLLATERAL INVESTED FOR SECURITIES ON LOAN
       6.2% of net assets

       OTHER INVESTMENT COMPANIES 6.2%
       -------------------------------------------------------------------------
       Securities Lending
       Investments Fund 85,164,128                                        85,164

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.


64 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2005. All numbers x 1,000 except NAV.

ASSETS
---------------------------------------------------------------------------------
Investments, at value
   (including $81,513 of securities on loan)                          $1,368,226 a
Collateral invested for securities on loan                                85,164
Foreign currency                                                             329 b
Receivables:
   Fund shares sold                                                        1,273
   Dividends                                                               2,155
   Income from securities on loan                                             33
   Dividend tax reclaim                                                      238
Prepaid expenses                                                    +         25
                                                                    -------------
TOTAL ASSETS                                                           1,457,443

LIABILITIES
---------------------------------------------------------------------------------
Collateral invested for securities on loan                                85,164
Cash overdraft                                                               309
Payables:
   Fund shares redeemed                                                      544
   Investment adviser and administrator fees                                  38
   Transfer agent and shareholder service fees                                27
Accrued expenses                                                    +        175
                                                                    -------------
TOTAL LIABILITIES                                                         86,257

NET ASSETS
---------------------------------------------------------------------------------
TOTAL ASSETS                                                           1,457,443
TOTAL LIABILITIES                                                   -     86,257
                                                                    -------------
NET ASSETS                                                            $1,371,186

NET ASSETS BY SOURCE
Capital received from investors                                        1,238,568
Net investment income not yet distributed                                 25,265
Net realized capital losses                                             (296,707)
Net unrealized capital gains                                             404,060

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                     SHARES
SHARE CLASS            NET ASSETS       /       OUTSTANDING       =          NAV
Investor Shares          $595,389                    34,871               $17.07
Select Shares            $775,797                    45,402               $17.09

  Unless stated, all numbers x 1,000.

a The fund paid $964,122 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

  Purchases                     $131,589
  Sales/maturities              $188,232

  The fund's total security transactions with other Schwab Funds(R) during the period were $7,302.

b The fund paid $321 for these currencies.

FEDERAL TAX DATA

PORTFOLIO COST                  $969,936

NET UNREALIZED GAINS AND LOSSES:
Gains                           $454,477
Losses                       +   (56,187)
                             ------------
                                $398,290

AS OF OCTOBER 31, 2005:

NET UNDISTRIBUTED EARNINGS:
Ordinary income                  $26,505
Long-term capital gains              $--
CAPITAL LOSSES UTILIZED          $16,242

UNUSED CAPITAL LOSSES:
Expires 10/31 of:            Loss amount
  2008                             1,176
  2009                           130,942
  2010                           112,722
  2011                            39,016
  2012                         +   8,278
                               ----------
                                $292,134

RECLASSIFICATIONS:
Net realized capital gains      $    813
Reclassified as:
Net investment income
  not yet distributed              ($813)


                                                         See financial notes. 65

SCHWAB INTERNATIONAL INDEX FUND

Statement of
OPERATIONS
For November 1, 2004 through October 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
---------------------------------------------------------------------------------
Dividends                                                                $35,822 a
Interest                                                                     107
Securities on loan                                                    +    1,179
                                                                      ----------
TOTAL INVESTMENT INCOME                                                   37,108

NET REALIZED GAINS AND LOSSES
---------------------------------------------------------------------------------
Net realized gains on investments                                         16,890
Net realized losses on foreign currency transactions                  +   (1,075)
                                                                      ----------
NET REALIZED GAINS                                                        15,815

NET UNREALIZED GAINS AND LOSSES
---------------------------------------------------------------------------------
Net unrealized gains on investments                                      169,763
Net unrealized losses on foreign currency transactions                +      (93)
                                                                      ----------
NET UNREALIZED GAINS                                                     169,670

EXPENSES
---------------------------------------------------------------------------------
Investment adviser and administrator fees                                  5,414 b
Transfer agent and shareholder service fees:
   Investor Shares                                                         1,480 c
   Select Shares                                                             767 c
Trustees' fees                                                                15 d
Custodian fees                                                               587
Portfolio accounting fees                                                    190
Professional fees                                                             43
Registration fees                                                             45
Shareholder reports                                                           75
Interest expense                                                               4
Other expenses                                                                69
                                                                      ----------
Total expenses                                                        +    8,689
Expense reduction                                                     _      835 e
                                                                      ----------
NET EXPENSES                                                               7,854

INCREASE IN NET ASSETS FROM OPERATIONS
---------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   37,108
NET EXPENSES                                                          _    7,854
                                                                      ----------
NET INVESTMENT INCOME                                                     29,254
NET REALIZED GAINS                                                        15,815 f
NET UNREALIZED GAINS                                                  +  169,670 f
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $214,739

  Unless stated, all numbers x 1,000.

a Net of $4,537 foreign withholding tax.

b Calculated as a percentage of average daily net assets: 0.43% of the first
  $500 million and 0.38% of the assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

d For the fund's independent trustees only.

e Includes $539 from the investment adviser (CSIM) and $296 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the net operating expenses of this fund through at least February 27, 2006, as follows:

                            % OF AVERAGE
  SHARE CLASS           DAILY NET ASSETS
  --------------------------------------
  Investor Shares                   0.69
  Select Shares                     0.50

  These limits exclude interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $185,485.


66 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                             11/1/04-10/31/05  11/1/03-10/31/04
Net investment income                           $29,254                 $22,962
Net realized gains or losses                     15,815                  (7,817)
Net unrealized gains                         +  169,670                 187,892
                                             -----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS          214,739                 203,037

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                  10,423                   9,069
Select Shares                                +   14,231                  12,465
                                             -----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME      $24,654                 $21,534 a,b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                   11/1/04-10/31/05         11/1/03-10/31/04
                                   SHARES         VALUE     SHARES         VALUE
SHARES SOLD
Investor Shares                     5,337       $85,930      5,725       $80,057
Select Shares                   +   7,993       128,120      5,772        80,804
                                ---------     ---------    -------     ---------
TOTAL SHARES SOLD                  13,330      $214,050     11,497      $160,861

SHARES REINVESTED
Investor Shares                       617        $9,445        629        $8,293
Select Shares                   +     864        13,224        882        11,628
                                ---------     ---------    -------     ---------
TOTAL SHARES REINVESTED             1,481       $22,669      1,511       $19,921

SHARES REDEEMED
Investor Shares                    (8,209)    ($132,435)    (7,955)    ($111,302)
Select Shares                   +  (9,795)     (160,690)    (9,688)     (136,414)
                                ---------     ---------    -------     ---------
TOTAL SHARES REDEEMED             (18,004)    ($293,125)   (17,643)    ($247,716) c
NET TRANSACTIONS IN FUND
SHARES                             (3,193)     $(56,406)    (4,635)     $(66,934)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                   11/1/04-10/31/05          11/1/03-10/31/04
                                   SHARES    NET ASSETS     SHARES    NET ASSETS
Beginning of period                83,466    $1,237,507   $ 88,101    $1,122,938
Total increase or decrease      +  (3,193)      133,679     (4,635)      114,569
                                ---------    ----------   --------    ----------
END OF PERIOD                      80,273    $1,371,186     83,466    $1,237,507 d

  Unless stated, all numbers x 1,000.

a UNAUDITED

  The fund designates $22,047 of the dividend distribution for the fiscal year ended 10/31/05 as qualified dividends for the purpose of the maximum rate under Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2006 via IRS Form 1099 of the amounts for use in preparing their 2005 income tax return.

b The tax-basis components of distributions paid were:

                      CURRENT      PRIOR
                       PERIOD     PERIOD
  Ordinary income     $24,654    $21,534
  Long-term
  capital gains           $--        $--

c For shares purchased on or before 4/29/05 and held less than 180 days, the fund charges 1.50% redemption fee. For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

CURRENT PERIOD:
Investor Shares                      $52
Select Shares                     +  106
                                  ------
TOTAL                               $158
PRIOR PERIOD:
Investor Shares                      $50
Select Shares                     +   22
                                  ------
TOTAL                                $72

  Dollar amounts are net of the redemption fee proceeds.

d Includes distributable net investment income in the amount of $25,265 and $21,478 at the end of the current period and prior period, respectively.

  Percent of fund shares owned by other Schwab Funds(R) as of the end of the current period:

SCHWAB MARKETTRACK PORTFOLIOS
All Equity Portfolio               10.1%
Growth Portfolio                    9.6%
Balanced Portfolio                  5.7%
Conservative Portfolio              2.2%

SCHWAB ANNUITY PORTFOLIOS
Growth Portfolio II                 0.5%


                                                         See financial notes. 67

SCHWAB EQUITY INDEX FUNDS

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. Each of these companies is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report by trust.

THE FUNDS OFFER MULTIPLE SHARE CLASSES. For any given fund, shares of each class represent interests in the same portfolio, but each class has different expenses and investment minimums. In addition, one share class, e.Shares, is available only to clients of Schwab Institutional(R), Charles Schwab Trust Company and certain tax-advantaged retirement plans, and can only be traded electronically.

                                          INVESTOR        SELECT
FUND                                       SHARES         SHARES        e.SHARES
--------------------------------------------------------------------------------
S&P 500 INDEX FUND                           --             --             --
--------------------------------------------------------------------------------
SCHWAB 1000 INDEX FUND                       --             --
--------------------------------------------------------------------------------
SMALL-CAP INDEX FUND                         --             --
--------------------------------------------------------------------------------
TOTAL STOCK MARKET
INDEX FUND                                   --             --
--------------------------------------------------------------------------------
INTERNATIONAL INDEX FUND                     --             --
--------------------------------------------------------------------------------

For these funds, shares are bought and sold at net asset value (NAV), which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trusts may issue as many shares as necessary.

THE TRUSTS AND THEIR FUNDS

This list shows the trust containing each fund in this report, along with all other funds included in these trusts. The funds discussed in this report are highlighted.

SCHWAB INVESTMENTS organized October 26, 1990

   SCHWAB 1000 INDEX FUND
   Schwab Short-Term Bond Market Fund
   Schwab Total Bond Market Fund
   Schwab YieldPlus Fund
   Schwab Tax-Free YieldPlus Fund
   Schwab Short/Intermediate Tax-Free Bond Fund
   Schwab Long-Term Tax-Free Bond Fund
   Schwab California Short/Intermediate Tax-Free Bond Fund
   Schwab California Tax-Free YieldPlus Fund
   Schwab California Long-Term Tax-Free Bond Fund
   Schwab GNMA Fund

SCHWAB CAPITAL TRUST organized May 7, 1993

   SCHWAB S&P 500 INDEX FUND
   SCHWAB INSTITUTIONAL SELECT S&P 500 FUND
   SCHWAB SMALL-CAP INDEX FUND
   SCHWAB TOTAL STOCK MARKET INDEX FUND
   SCHWAB INTERNATIONAL INDEX FUND
   Schwab MarketTrack All Equity Portfolio
   Schwab MarketTrack Growth Portfolio
   Schwab MarketTrack Balanced Portfolio
   Schwab MarketTrack Conservative Portfolio
   Laudus U.S. MarketMasters Fund
   Laudus Balanced MarketMasters Fund
   Laudus Small-Cap MarketMasters Fund
   Laudus International MarketMasters Fund
   Schwab Premier Equity Fund
   Schwab Core Equity Fund
   Schwab Dividend Equity Fund
   Schwab Large-Cap Growth Fund
   Schwab Small-Cap Equity Fund
   Schwab Hedged Equity Fund
   Schwab Financial Services Fund
   Schwab Health Care Fund
   Schwab Technology Fund
   Schwab Target 2010 Fund
   Schwab Target 2020 Fund
   Schwab Target 2030 Fund
   Schwab Target 2040 Fund
   Schwab Retirement Income Fund

SCHWAB EQUITY INDEX FUNDS

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other fund operations and policies that may affect a fund's financials, as described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS PAY DIVIDENDS from net investment income and make distributions from net capital gains once a year.

THE FUNDS MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required ("due to/from broker").

THE SCHWAB INTERNATIONAL INDEX FUND MAY INVEST IN FORWARD CURRENCY CONTRACTS IN CONNECTION WITH THE PURCHASE AND SALE OF PORTFOLIO SECURITIES TO MINIMIZE THE UNCERTAINTY OF CHANGES IN FUTURE EXCHANGE RATES. "Forwards," as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund's financials. If counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

THE FUNDS MAY LOAN SECURITIES TO CERTAIN BROKERS, DEALERS AND OTHER FINANCIAL INSTITUTIONS WHO PAY THE FUNDS NEGOTIATED FEES. The funds receive cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter. If the value of the collateral falls below 100%, it will be adjusted the following day.

THE FUNDS PAY FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through their trusts, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. The funds also may let other Schwab Funds(R) buy and sell fund

SCHWAB EQUITY INDEX FUNDS

shares, particularly Schwab MarketTrack Portfolios(R), which seek to provide investors with allocated portfolios of Schwab index funds.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trusts were in compliance with these limitations throughout the report period. The trusts did not pay any of these persons for their service as trustees, but they did pay the non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

                                    AMOUNT                           WEIGHTED
                                  OUTSTANDING       AVERAGE          AVERAGE
                                  AT 10/31/05     BORROWING*      INTEREST RATE*
FUND                              ($ x 1,000)     ($ x 1,000)          (%)
--------------------------------------------------------------------------------
SCHWAB S&P 500
INDEX FUND                           1,045          7,639             3.30
--------------------------------------------------------------------------------
SCHWAB 1000
INDEX FUND                            --            4,548             3.15
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP
INDEX FUND                            --            2,272             3.07
--------------------------------------------------------------------------------
SCHWAB TOTAL
STOCK MARKET
INDEX FUND                            --              905             3.77
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL
INDEX FUND                             309          2,464             4.03
--------------------------------------------------------------------------------

* Based on the number of days for which the borrowing is outstanding.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The net investment income and net realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of wash sale losses and foreign currency transactions.

UNDER THE FUNDS' ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUNDS. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

SCHWAB EQUITY INDEX FUNDS

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THE SECURITIES IN THEIR PORTFOLIOS EVERY BUSINESS DAY. The funds use the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

- SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE or when a significant event has occurred between the time of the security's last close and the time that a fund calculates net asset value: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price.

  Also, the foreign securities held by International Index Fund are fair valued if a movement in the U.S. market exceeds a specific threshold that has been established using the guidelines adopted by the fund's Board of Trustees. The fund uses a third party vendor to provide the fair valuation based on certain factors and methodologies including tracking valuation correlations between the U.S. market and each non-U.S. security.

- FUTURES AND FORWARDS: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day's exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

- MUTUAL FUNDS: valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act for a given day.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNT is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

SCHWAB EQUITY INDEX FUNDS

FOR FUNDS OFFERING MULTIPLE SHARE CLASSES, all of the realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

SCHWAB EQUITY INDEX FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab S&P 500 Index Fund
Schwab 1000 Index Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)

In our opinion, the accompanying statements of assets and liabilities, including the summary of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects,the financial position of Schwab 1000 Index Fund (one of the portfolios constituting Schwab Investments), Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, and Schwab International Index Fund (four of the portfolios constituting Schwab Capital Trust, hereafter referred to as the "Funds") at October 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, California
December 16, 2005

INVESTMENT ADVISORY AGREEMENT APPROVAL

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Investments and Schwab Capital Trust (the "Trusts") and CSIM (the "Agreements") with respect to existing funds in the Trusts, operating as of December 31 of the previous year, including the Schwab S&P 500 Index Fund, the Schwab 1000 Index Fund, the Schwab Small-Cap Index Fund, the Schwab Total Stock Market Index Fund and the Schwab International Index Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive memoranda from counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from their counsel, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

At the May 24, 2005 meeting of the Board, the trustees, including a majority of the Independent Trustees, approved the renewal of the Agreements for an additional one year period. The Board's approval of the Agreements was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreements, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund's investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund's expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. ("Schwab"), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreements reflect those economies of scale for the benefit of fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM's personnel, experience, track record and compliance program. The trustees also considered the fact that Schwab's extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds. The trustees also considered Schwab's excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds' investors are also brokerage clients of Schwab, and that CSIM and its affiliates are uniquely positioned to provide services and support to the funds and such shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreements.

FUND PERFORMANCE. The Board considered fund performance in determining whether to renew the Agreements. Specifically, the trustees considered each fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both market risk and shareholder risk expectations for such fund. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreements.

FUND EXPENSES. With respect to the funds' expenses, the trustees considered the rate of compensation called for by the Agreements, and each fund's net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the unique legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreements.

PROFITABILITY. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management's profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreements.

ECONOMIES OF SCALE. The trustees considered the existence of any economies of scale and whether those are passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example,such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM's agreement to contractual investment advisory fee schedules which include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full delibera-tions, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreements and concluded that the compensation under the Agreements is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEES AND OFFICERS

     A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

     Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

     Each of the 56 Schwab Funds belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDEPENDENT TRUSTEES

NAME AND
YEAR OF BIRTH          TRUSTEE SINCE                MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER     2000 (all trusts).           Chairman, JDN Corp. Advisory LLC (real estate); Trustee, Stanford University,
1960                                                America First Cos., Omaha, NE (venture capital/fund management), Redwood Trust,
                                                    Inc. (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                    (research), PMI Group, Inc. (mortgage insurance), Lucile Packard Children's
                                                    Hospital; Director, Pacific Life Insurance Company (insurance); Trustee, Laudus
                                                    Trust and Laudus Variable Insurance Trust. 2 Until 2001: Stanford University,
                                                    Special Advisor to the President. From 1996-2001: Stanford University, Vice
                                                    President of Business Affairs, Chief Financial Officer.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD      Family of Funds, 1989;       Chief Executive Officer, Dorward & Associates (corporate management, marketing
1931                   Investments, 1991;           and communications consulting). Until 1999: Executive Vice President, Managing
                       Capital Trust, 1993;         Director, Grey Advertising San Francisco. Until 1996: President, Chief Executive
                       Annuity Portfolios, 1994.    Officer, Allen & Dorward Advertising.

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 This includes 10 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust.

INDEPENDENT TRUSTEES continued

NAME AND
YEAR OF BIRTH          TRUSTEE SINCE                MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER      2000 (all trusts).           Until February 2004, Co-Chief Executive Officer, Aphton Corporation
1941                                                (bio-pharmaceuticals). Prior to August 1998, Dean of the Haas School of
                                                    Business, University of California, Berkeley (higher education).

                                                    Director, Aphton Corporation (bio-pharmaceuticals), Mission West Properties
                                                    (commercial real estate), Stratex Networks (network equipment), TOUSA (home building), Genitope Corp. (bio-pharmaceuticals), Pacific Stock & Option
                                                    Exchange; Non-Executive Chairman, Solectron Corporation (manufacturing);
                                                    Trustee, Laudus Trust and Laudus Variable Insurance Trust. 3
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES       Family of Funds, 1989;       Chairman, Chief Executive Officer, Director, Semloh Financial, Inc.
1931                   Investments, 1991;           (international financial services and investment advisory firm).
                       Capital Trust, 1993;
                       Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH        2000 (all trusts).           Since 1990, Chairman and Chief Executive Officer and founder of Smith Graham &
1950                                                Co. (investment advisors).

                                                    Director, Cooper Industries (electrical products, tools and hardware), Chairman,
                                                    Texas Southern University Foundation; Executive Committee & Board Member, MD
                                                    Anderson Cancer Center; Chairman of the audit committee of Northern Border
                                                    Partners, M.L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS     Family of Funds, 1989;       Managing Partner, D.R. Stephens & Co. (investments). Until 1996: Chairman, Chief
1938                   Investments, 1991;           Executive Officer, North American Trust (real estate investment trust).
                       Capital Trust, 1993;
                       Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY      Family of Funds, 1989;       Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate
1943                   Investments, 1991;           investment and management, and other investments).
                       Capital Trust, 1993;
                       Annuity Portfolios, 1994.

3 This includes 10 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust.

INTERESTED TRUSTEES

NAME AND               TRUST POSITION(S);
YEAR OF BIRTH          TRUSTEE SINCE                MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 4    Chairman, Trustee:           Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation,
1937                   Family of Funds, 1989;       Charles Schwab & Co., Inc.; Chairman and Director, Charles Schwab Investment
                       Investments, 1991;           Management, Inc., Charles Schwab Bank, National Association; Chairman and Chief
                       Capital Trust, 1993;         Executive Officer, Schwab (SI) Holdings Inc. I, Schwab International Holdings,
                       Annuity Portfolios, 1994.    Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc.; Director,
                                                    U.S. Trust Company, National Association, U.S. Trust Corporation, United States
                                                    Trust Company of New York. Until 5/03, Co-Chief Executive Officer, The Charles
                                                    Schwab Corporation.

                                                    Trustee, Charles and Helen Schwab Foundation; Chairman, All Kinds of Minds
                                                    Institute (education), Stanford University; Chairman and Director, Charles
                                                    Schwab Foundation; Chairman of the Finance Committee, San Francisco Museum of
                                                    Modern Art.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK 4      Trustee, 2005                Executive Vice President and President, Asset Management Products & Services
1954                   (all trusts).                Enterprise, Charles Schwab & Co., Inc.; Director, Charles Schwab Asset
                                                    Management (Ireland) Limited. From 9/02 to 7/04, Mr. Merk was President and
                                                    Chief Executive Officer, Charles Schwab Investment Management, Inc. and
                                                    Executive Vice President, Charles Schwab & Co., Inc. Prior to 9/02, Mr. Merk was
                                                    President and Chief Investment Officer, American Century Investment Management,
                                                    and Director, American Century Companies, Inc. (6/01 to 8/02); Chief Investment
                                                    Officer, Fixed, American Century Companies, Inc. (1/97 to 6/01).


OFFICERS OF THE TRUST

NAME AND
YEAR OF BIRTH          TRUST OFFICE(S) HELD         MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER        President, Chief             Executive Vice President, President, Director, Charles Schwab Investment
1955                   Executive Officer            Management, Inc. Vice President, Laudus Trust and Laudus Variable Insurance
                       (all trusts).                Trust. Until 7/04: Senior Vice President for Development and Distribution, Asset
                                                    Management Products & Services Enterprise. Until 6/03: Executive Vice President,
                                                    Chief Financial Officer, Chief Administrative Officer, U.S. Trust.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD        Senior Vice President,       Senior Vice President, Chief Investment Officer, Director, Charles Schwab
1955                   Chief Investment             Investment Management, Inc.; Chief Investment Officer, The Charles Schwab Trust
                       Officer (all trusts).        Co.

4 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of the Charles Schwab Corporation.

OFFICERS OF THE TRUST continued

NAME AND
YEAR OF BIRTH          TRUST OFFICE(s) HELD         MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS         Senior Vice President,       Senior Vice President and Chief Investment Officer, Fixed Income, Charles Schwab
1959                   Chief Investment             Investment Management, Inc. Until 6/04: Vice President, Charles Schwab
                       Officer (all trusts).        Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER       Senior Vice President,       Senior Vice President, Chief Investment Officer, Equities, Charles Schwab
1963                   Chief Investment             Investment Management, Inc.; Vice President, Chief Investment Officer, Laudus
                       Officer (all trusts).        Trust and Laudus Variable Insurance Trust. Until 5/04: Vice President, Charles
                                                    Schwab Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE       Chief Compliance             Senior Vice President, Institutional Compliance and Chief Compliance Officer,
1960                   Officer (all trusts).        Charles Schwab Investment Management, Inc.; Chief Compliance Officer, Laudus
                                                    Trust and Laudus Variable Insurance Trust. Until 9/03: Vice President, Charles
                                                    Schwab & Co., Inc. and Charles Schwab Investment Management, Inc. Until 2002:
                                                    Vice President, Internal Audit, Charles Schwab & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON         Secretary (all trusts).      Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab
1961                                                Investment Management, Inc.; Senior Vice President and Deputy General Counsel,
                                                    Charles Schwab & Co., Inc. Prior to 6/98, Branch Chief in Enforcement at U.S.
                                                    Securities and Exchange Commission in San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA         Treasurer, Principal         Senior Vice President and Chief Financial Officer, Charles Schwab Investment
1964                   Financial Officer            Management, Inc.; Director, Charles Schwab Asset Management (Ireland) Limited.
                       (all trusts)                 From 12/99 to 11/04, Senior Vice President, Financial Reporting, Charles Schwab
                                                    & Co., Inc.

GLOSSARY

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500(R)). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

The industry/sector classification of the funds' portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

NOTES

NOTES

NOTES

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab .com/schwabfunds, the SEC's website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab Institutional Select(R) S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Premier Equity Fund(TM)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Large-Cap Growth Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate
  Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc. (Schwab)

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2005 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

MFR13810-08

SCHWAB ACTIVE EQUITY FUNDS

      ANNUAL REPORT
      October 31, 2005

      Schwab Premier Equity Fund(TM)

      Schwab Core Equity Fund(TM)

      Schwab Dividend Equity Fund(TM)

      Schwab Large-Cap Growth Fund(TM)

      Schwab Small-Cap Equity Fund(TM)

      Schwab Hedged Equity Fund(TM)

      Schwab Financial Services Fund(TM)
      (formerly Financial Services Focus Fund)

      Schwab Health Care Fund(TM)
      (formerly Health Care Focus Fund)

      Schwab Technology Fund(TM)
      (formerly Technology Focus Fund)


                                                           [CHARLES SCHWAB LOGO]

          The power of Schwab Equity Ratings(R). The convenience and diversification of mutual funds.

IN THIS REPORT

   MANAGEMENT'S DISCUSSION..............................................    2

   PERFORMANCE AND FUND FACTS

      Schwab Premier Equity Fund(TM)..............   9
      Schwab Core Equity Fund(TM).................  12
      Schwab Dividend Equity Fund(TM).............  14
      Schwab Large-Cap Growth Fund(TM)............  17
      Schwab Small-Cap Equity Fund(TM)............  20
      Schwab Hedged Equity Fund(TM)...............  23
      Schwab Financial Services Fund(TM)..........  26
      Schwab Health Care Fund(TM).................  28
      Schwab Technology Fund(TM).................   30

   FUND EXPENSES........................................................   32

   FINANCIAL STATEMENTS

      Schwab Premier Equity Fund(TM)..............  34
      Schwab Core Equity Fund(TM).................  42
      Schwab Dividend Equity Fund(TM).............  49
      Schwab Large-Cap Growth Fund(TM)............  57
      Schwab Small-Cap Equity Fund(TM)............  64
      Schwab Hedged Equity Fund(TM)...............  73
      Schwab Financial Services Fund(TM)..........  83
      Schwab Health Care Fund(TM).................  89
      Schwab Technology Fund(TM)..................  95

   FINANCIAL NOTES......................................................  101

   INVESTMENT ADVISORY

   AGREEMENT APPROVAL...................................................  107

   TRUSTEES AND OFFICERS................................................  112

   GLOSSARY.............................................................  116

--------------------------------------------------------------------------------

SELECT SHARES(R) ARE AVAILABLE ON MANY SCHWAB FUNDS(R)

Schwab Funds offers Select Shares, a share class that carries lower expenses than Investor Shares(TM) in exchange for higher investment minimums on many of its funds. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders of Investor Shares to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab to perform a tax-free interclass exchange into Select Shares. Instructions for performing a tax-free interclass exchange can also be referenced on the Schwab Funds website at WWW.SCHWAB.COM/SCHWABFUNDS under Schwab Funds Investor Information.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).

Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the funds' portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

Performance data quoted represents past performance and does not indicate future results. Current performance may be lower or higher. Investment value will fluctuate, and shares, when redeemed, may be worth more or less than original cost. Small-cap funds are subject to greater volatility than those in other asset categories.

FROM THE CHAIRMAN

Dear Shareholder,

I founded Schwab over thirty years ago to be a home for serious investors. That mission continues to guide us today as we constantly innovate on behalf of our clients. By continuing to provide the highest quality products and services--at a great price--we remain true to our heritage.

I take particular pride in the Schwab Funds. Founded over 15 years ago, they have now grown to include more than 50 funds with over $140 billion in assets as of this report date. With a variety of investment strategies, Schwab Funds provide a range of innovative investment choices that can serve as a foundation for your asset allocation plan. We've continued to expand our product offering over the past year, as Schwab Funds President Evelyn Dilsaver explains in more detail on the following page.

Schwab Funds is managed by Charles Schwab Investment Management, Inc., one of the largest mutual fund managers in the U.S. Our portfolio managers share a passion for market analysis and use some of the most sophisticated financial models available. I am proud of their depth of experience, which reflects an average tenure of more than 15 years in the investment industry. Furthermore, I am impressed with the commitment that our managers bring to the stewardship of the funds, for you, their shareholders.

This commitment and experience is evident in our funds' performance. I'm especially pleased to highlight the strong performance of the Schwab Small-Cap Equity Fund which ranked in the top 2% of its category for the one-year period ended October 31, 2005. 1

In closing, I want to thank you for investing with us. We strive every day to warrant the trust you have placed in us; that will never change.

Sincerely,

/s/ Charles Schwab

1 Source: Lipper Small Cap Core Funds. For the one-year period, rankings were:
  Select Shares #11 and Investor Shares #12 out of 604 funds. Numbers assume reinvestment of dividends and capital gains over each time period. Lipper, Inc. rankings are based on average total returns not including sales charges.

MANAGEMENT'S DISCUSSION for the year ended October 31, 2005

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment
Management, Inc. and is president of each of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I'm pleased to bring you the annual report for the Schwab Active Equity Funds for the period ended October 31, 2005. Although the period was marked by volatility, all of the funds with at least a one-year track record beat their respective benchmarks for the one-year period.

In addition to our suite of actively managed funds, we also have a strong line-up of index funds. With their market-tracking performance, broad diversification and lower costs, index funds can complement a portfolio of actively managed funds. For example, the Schwab 1000 Index Fund includes the stocks of the largest 1,000 publicly traded companies in the United States. This fund has delivered solid results and is a tax-efficient investment that can serve as the core stock portion of an asset allocation strategy.

We continue to develop and manage Schwab Funds to help you achieve your goals and to provide an uncomplicated way to build a well-diversified portfolio. In terms of development, Schwab Funds launched seven new funds in 2005. Among the new funds is the Schwab Large-Cap Growth Fund, which commenced operations on October 3, 2005. This fund seeks capital appreciation by selecting companies with market capitalizations greater than $5 billion and is actively managed by a team of investment professionals that understands how a disciplined investment strategy can help achieve competitive returns.

I speak for all of Schwab Funds when I say we want Schwab to be the place where investors can find useful, quality financial products and services to help them succeed.

Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

Investment value will fluctuate, and shares, when redeemed, may be worth more or less than original cost.


2 Schwab Active Equity Funds

[PHOTO OF JEFFREY MORTIMER, VIVIENNE HSU, LARRY MANO]

JEFFREY MORTIMER, CFA, at right, senior vice president and chief investment officer, equities, of the investment adviser, is responsible for the overall management of the funds. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

VIVIENNE HSU, CFA, at left, vice president and senior equities portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the funds. Prior to joining the firm in August 2004, she worked for more than 11 years in asset management and quantitative analysis.

LARRY MANO, in front, vice president and senior portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the funds. Prior to joining the firm in 1998, he worked for 20 years in equity management.

THE INVESTMENT ENVIRONMENT AND THE FUNDS

Despite a turbulent year in the news, the markets remained in a steady growth mode and ended the one-year report period with positive results. Oil prices hit all-time highs and the Federal Reserve continued to raise short-term interest rates to curb inflationary pressures, raising the Fed Funds Target eight consecutive times in the one-year report period. The moves had a limited impact on overall economic growth, due primarily to the record-low level of interest rates from which the increases began.

Despite concerns of high energy prices, which remained a significant headwind for economic performance throughout the period, corporate earnings remained strong throughout the year. Additionally, with the unemployment rate hovering around 5% and GDP growth around 3.6%, job and income growth remained positive and investors remained optimistic. Productivity gains and more restrictive monetary policy kept a lid on core inflation. The productivity gains, coupled with foreign investors buying large amounts of U.S. government securities, helped contain increases in long-term interest rates. These conditions caused the dollar to rally, which took pressure off the price of imported goods.

The big news for the past few months was the impact of Hurricanes Katrina and Rita. The devastation caused by these storms was particularly heavy with respect to the energy infrastructure in the South. Oil prices rose sharply in the aftermath of the hurricanes, with crude oil peaking above $71 per barrel in early September. However, a quick action by the federal government to release Strategic Petroleum Reserves and soften oil demand led to a subsequent decline off that peak. While the full economic effect of the hurricanes was unknown at the end of the report period, the damage appears to be limited to the regions in the hurricanes' path and to the energy infrastructures in the area.

Another significant event that occurred during the report period was the appointment of Ben Bernanke to succeed Alan Greenspan as Chairman of the Federal Reserve Board. Although he has not yet been confirmed into office, Bernanke's experience on the Federal Open Market Committee and his expertise in monetary economics has eased the concerns of the markets and caused investors to expect a smooth transition.


                                                    Schwab Active Equity Funds 3

MANAGEMENT'S DISCUSSION continued

Despite tragic hurricanes, rising interest rates, and soaring energy prices, the funds and their respective benchmarks held up well. The S&P 500 Index 1 posted gains of 8.72% for the one-year period ending on October 31, 2005 while the Russell 2000 Index also displayed a positive return of 12.08%. As improving fundamentals and attractive valuations have strengthened investor interest in emerging markets, the MSCI EAFE (Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East) Index also had an impressive return of 18.09% for the one-year report period.

Although bonds did not fare nearly as well as equities this period, performance was still positive, up by 1.13%, as measured by the Lehman Brothers U.S. Aggregate Bond Index. This differential is not unusual, given that we were in the midst of an economic recovery during the period. When the economy is strong and job growth is robust, investors expect to see inflation, which generally leads to higher interest rates and ultimately brings down prices for bonds. In summary, the markets have seen quite a few events with the potential to diminish investor confidence, but as of the end of the period, significant negative impacts had not materialized.

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

 8.72%  S&P 500(R) INDEX: measures U.S. large-cap stocks

12.08%  RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

18.09% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

 1.13%  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

[LINE GRAPH]

               LEHMAN BROTHERS
                U.S. AGGREGATE     S&P 500(R)     RUSSELL 2000(R)    MSCI-EAFE(R)
                 BOND INDEX           INDEX            INDEX           INDEX
31-Oct-04           0.00              0.00              0.00            0.00
07-Nov-04          -0.52              3.21              3.53            3.71
14-Nov-04          -0.49              4.88              6.60            4.81
21-Nov-04          -0.40              3.69              5.15            5.92
28-Nov-04          -0.47              4.81              8.21            6.96
05-Dec-04          -0.38              5.62             10.13            8.68
12-Dec-04           0.13              5.37              8.44            5.79
19-Dec-04          -0.05              5.95             10.16            7.36
26-Dec-04           0.02              7.40             11.44           10.52
02-Jan-05           0.12              7.59             11.89           11.52
09-Jan-05          -0.09              5.35              5.32            8.50
16-Jan-05           0.27              5.22              6.07            8.74
23-Jan-05           0.68              3.75              4.98            7.81
30-Jan-05           0.70              4.08              5.33            8.68
06-Feb-05           1.05              6.95              9.55           10.43
13-Feb-05           1.03              7.23              9.11           11.16
20-Feb-05           0.51              6.94              8.33           12.75
27-Feb-05           0.47              7.86              9.63           13.40
06-Mar-05           0.44              8.86             10.92           15.44
13-Mar-05          -0.43              6.96              7.84           15.54
20-Mar-05          -0.34              6.04              7.13           14.06
27-Mar-05          -0.79              4.42              5.88           11.43
03-Apr-05          -0.16              4.59              5.31           11.55
10-Apr-05          -0.28              5.37              5.20           12.02
17-Apr-05           0.55              1.95              0.06           10.11
24-Apr-05           0.78              2.81              1.57           10.36
01-May-05           0.98              3.28             -0.15            8.71
08-May-05           0.79              4.60              2.83           10.65
15-May-05           1.27              3.14              0.36            8.08
22-May-05           1.34              6.33              5.10            8.34
29-May-05           1.73              7.22              6.42            9.41
05-Jun-05           2.23              7.01              7.02            9.48
12-Jun-05           1.96              7.23              8.07            9.40
19-Jun-05           1.94              8.95             11.20           11.36
26-Jun-05           2.67              6.70              8.83           10.42
03-Jul-05           2.25              7.01             11.08            9.74
10-Jul-05           2.07              8.60             14.40            9.31
17-Jul-05           1.96             10.06             14.69           11.35
24-Jul-05           1.84             10.59             17.12           12.34
31-Jul-05           1.70             10.68             17.49           13.59
07-Aug-05           1.25             10.02             14.58           14.44
14-Aug-05           1.94             10.44             14.14           18.32
21-Aug-05           2.10              9.54             12.85           16.11
28-Aug-05           2.25              8.24             12.20           16.21
04-Sep-05           3.04              9.47             14.77           19.45
11-Sep-05           2.68             11.60             17.33           20.67
18-Sep-05           2.20             11.33             16.32           20.04
25-Sep-05           2.28              9.32             13.47           18.92
02-Oct-05           1.94             10.56             15.67           21.65
09-Oct-05           1.89              7.66             11.63           19.16
16-Oct-05           1.35              6.84              9.71           18.26
23-Oct-05           1.86              6.22              9.65           15.53
30-Oct-05           1.09              7.95             10.12           16.68
31-Oct-05           1.13              8.72             12.08           18.09

  These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

  Schwab Equity Ratings(R) are produced by the Schwab Center for Investment Research(R).

  Data source: Charles Schwab & Co., Inc.

  Source of Sector Classification: S&P and MSCI.

1 Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R) and 500(R) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.


4 Schwab Active Equity Funds

PERFORMANCE AT A GLANCE

Total return for the 12 months ended 10/31/05, except where noted.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

SCHWAB PREMIER EQUITY FUND(TM)
Investor Shares 1...............        7.00%
Select Shares 1.................        7.10%
Benchmark 1.....................        2.52%
Fund Category 1, 2..............        2.71%

Performance Details.............   pages 9-10

SCHWAB CORE EQUITY FUND(TM)            15.74%
Benchmark.......................        8.72%
Fund Category 2.................        9.53%

Performance Details.............      page 12

SCHWAB DIVIDEND EQUITY FUND(TM)
Investor Shares.................        9.98%
Select Shares(R)................       10.17%
Benchmark.......................        8.72%
Fund Category 2.................       10.02%

Performance Details.............  pages 14-15

SCHWAB LARGE-CAP GROWTH FUND(TM)
Investor Shares 3...............       -2.70%
Select Shares 3.................       -2.70%
Benchmark 3.....................       -0.97%
Fund Category 2, 3..............       -1.15%

Performance Details.............  pages 17-18

THE SCHWAB PREMIER EQUITY FUND was launched on March 21, 2005. Performance numbers are for the period since inception and are not annualized. The fund is comprised of approximately 100 stocks that have been identified using Schwab Equity Ratings as likely to outperform the market over the next 12 months. The portfolio is diversified across sectors and capitalization size, and generally invests in only A or B rated stocks. Since its inception, the Schwab Premier Equity Fund was up 7.00%, well above its benchmark, the S&P 500 Index, which was up 2.52% for the same period. Energy stocks came off of their highs towards the end of the report period, but still posted a solid return of 7% for the inception-to-date period. Sector and industry group weights had a slightly negative impact on fund performance while an overweight to the Information Technology and Energy sectors positively affected performance. Stock selection was the most positive aspect of performance for the period as A-rated stocks excelled. Stock selection in the Diversified Financials, Insurance, as well as Software & Services industry groups was particularly strong. Some of the better performing stocks in the Insurance industry group were W.R. Berkley Corporation, Loews Corporation, AFLAC, Inc., and Metlife, Inc.

THE SCHWAB CORE EQUITY FUND was up 15.74% for the one-year report period, well above its benchmark, the S&P 500 Index, which returned 8.72%. Returns were driven by large energy and utility stocks, which were up over 33% and 23% respectively. The underperforming sectors for the period included Consumer Discretionary and Telecommunication Services. Helping the fund's performance was the stock selection process, which can be attributed to Schwab Equity Ratings' rigorous stock evaluation and its ability to identify stocks likely to outperform the market. The fund's underweight to the Consumer Discretionary and Financial sectors, added to the overall performance. Stocks that performed well during the one-year period were Burlington Resources, Inc., Franklin Resources, Inc. and The Gillette Company, after being acquired by Procter & Gamble Co.

  Source of Sector Classification: S&P and MSCI. All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

  Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the funds' total returns would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

  Schwab Equity Ratings(R) are produced by the Schwab Center for Investment Research(R).

1 Total return is for 3/21/05 - 10/31/05.

2 Source for category information: Morningstar, Inc.

3 Total return is for 10/3/05 - 10/31/05.


                                                    Schwab Active Equity Funds 5

MANAGEMENT'S DISCUSSION continued

PERFORMANCE AT A GLANCE

Total return for the 12 months ended 10/31/05, except where noted.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

SCHWAB SMALL-CAP EQUITY FUND(TM)
Investor Shares...................       23.65%
Select Shares.....................       23.83%
Benchmark.........................       15.27%
Fund Category 1...................       13.72%
Performance Details...............  pages 20-21

SCHWAB HEDGED EQUITY FUND(TM)
Investor Shares 2.................        6.96%
Select Shares.....................       16.52%
Benchmark.........................        8.72%
Fund Category 1...................        7.62%
Performance Details...............  pages 23-24

SCHWAB FINANCIAL SERVICES FUND(TM)       18.62%
Benchmark.........................        9.34%
Fund Category 1...................        8.97%
Performance Details...............      page 26

SCHWAB HEALTH CARE FUND(TM).......       30.15%
Benchmark.........................       11.02%
Fund Category 1...................       15.21%
Performance Details...............      page 28

SCHWAB TECHNOLOGY FUND(TM) .......       10.41%
Benchmark.........................        5.81%
Fund Category 1...................        8.86%
Performance Details...............      page 30

THE SCHWAB DIVIDEND EQUITY FUND, which was up 9.98% for the period, handily outperformed its benchmark, the S&P 500 Index, which increased 8.72%. A significant amount of the fund's outperformance can be attributed to Schwab Equity Ratings' ability to identify stocks likely to outperform the market. On the positive side, the fund's underweight position in technology stocks and overweight in utilities helped performance. Among the winners were The Gillette Company, Marathon Oil Corporation, AON Corporation, and Edison International. The fund is also designed to provide current income from dividends that are eligible for the reduced tax rate on qualified dividend income. As a result, lower dividend yields kept us away from many energy stocks, which excelled during the period.

THE SCHWAB LARGE-CAP GROWTH FUND was launched on October 3, 2005. Performance numbers are for the period since inception and are not annualized. The Schwab Large-Cap Growth Fund was down 2.70% for the nearly one-month period, slightly underperforming its benchmark, the Russell 1000 Growth Index, which was down 0.97%. Stocks as a whole struggled during the month of October as the S&P 500 Index was down 1.73%. Energy stocks came down from their lofty heights during the month of October, as the group lost over 8%. Similarly, the Utilities and the Telecommunication Services also had a tough period, while the overall strengths in the fund were found in the Financial and Materials sectors. For the nearly one-month period, A-rated stocks within the Russell 1000 Growth lagged and large positions of Exxon Mobil Corp. and Chevron Texaco Corporation slightly detracted from fund performance. Some of the better performing stocks for the period included Monster Worldwide, Inc., an online recruitment service, and Microsoft Corp.

  Source of Sector Classification: S&P and MSCI. All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

  Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the funds' total returns would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

  Small-company stocks are subject to greater volatility than other asset categories.

  The Hedged Equity Fund's long positions can decline in value at the same time the value of its shorted stocks increases, thereby increasing the potential for loss. The potential loss associated with short positions is much greater than the original value of the securities sold. The use of borrowing and short sales may cause the fund to have higher expenses than those of equity funds that do not use such techniques.

  Since the Financial Services, Health Care, and Technology funds focus their investments on companies involved in specific sectors, these funds may involve a greater degree of risk than an investment in other mutual funds with greater diversification.

  Schwab Equity Ratings(R) are produced by the Schwab Center for Investment Research(R).

1 Source for category information: Morningstar, Inc.

2 Total return is for 3/1/05 - 10/31/05.


6 Schwab Active Equity Funds

THE SCHWAB SMALL-CAP EQUITY FUND was up 23.65%, outperforming its benchmark, the S&P 600 Small-Cap Index, which was up 15.27% for the year-end period. Small-cap energy stocks were up over 60% for the period, contributing to the overall performance of the equity markets. Another leading contributor to the markets' performance for the year was the Health Care and Industrials sectors which were up 20% for the year. Among the top performers were Payless Shoesource, Inc., Hydril Co., and Investment Technology Group, Inc. From an industry group standpoint, Insurance as well as Food & Staples shined, while Automobiles, Household & Personal Products, and Pharmaceuticals & Biotechnology all struggled during the period. Further, it was difficult to avoid underperformers in the small-cap area of the technology sector. Borland Software, producers of platform software technology solutions, was one of the securities that detracted from performance.

THE SCHWAB HEDGED EQUITY FUND Select Shares were up 16.52%, outperforming their benchmark, the S&P 500 Index, which returned 8.72% for the 12-month period. In addition, the fund's Investor Shares, which were launched on March 1, 2005, returned 6.96% since inception, outperforming the 1.44% return of the benchmark S&P 500 Index for that period. Prior to the devastation of the hurricanes, the fund was growing steadily and was positioned to outperform more than it did, but at the end of the quarter, results were dampened due to a slight underweight to Energy, which rallied as a result of concerns of temporary energy shortages. Importantly, in addition to outperforming its benchmark, the fund maintained less market volatility and a lower weighted average market capitalization than the broad equity market. The results of stock selection for the period were positive. On the long side, within the Insurance and Software industries, positions in AON Corp, Burlington Resources, Inc., and Apple Computer, Inc. contributed to overall returns.

THE SCHWAB FINANCIAL SERVICES FUND returned 18.62% for the one-year report period, beating its benchmark, the S&P 1500 SuperComposite Financials Sector Index, which was up 9.34%. The diverse nature of the Financial Services sector proved helpful during the year as the group posted positive returns, despite concerns about the narrowing of interest rate spreads at Banks. The fund benefited from being smaller than the benchmark, as the fund's weighted average market capitalization was about one-fourth of the benchmark. With the help of Schwab Equity Ratings' ability to identify stocks likely to outperform the market over the next

Source of Sector Classification: S&P and MSCI.


                                                    Schwab Active Equity Funds 7

MANAGEMENT'S DISCUSSION continued

12 months, the fund was able to find winners that produced substantial returns. The fund sidestepped a struggling Fannie Mae and caught the momentum behind Franklin Resources, Inc., Investment Technology Group, Inc., and AFLAC, Inc.

THE SCHWAB HEALTH CARE FUND, which was up 30.15% for the one-year reporting period, was the best performing of the three sector funds. The fund outperformed its benchmark, the S&P 1500 SuperComposite Health Care Sector Index, which was up 11.02%. Health Care stocks posted solid returns for the year, with one industry group, Health Care Equipment and Services, returning 26%. The fund maintained lower price/earnings and price/book ratios than the benchmark, which added value to overall returns. The fund also benefited from its emphasis on holdings that were smaller than the benchmark, particularly as a result of underweighting large pharmaceutical stocks. Much of the fund's out-performance can be attributed to the Health Care sector, as Schwab's Equity Ratings identified a number of A-rated stocks that climbed more than 100% for the period. Some of the largest contributors to the fund were Humana, Inc. and Express Scripts, Inc.

THE SCHWAB TECHNOLOGY FUND was up 10.41% for the period, outperforming its benchmark, the S&P 1500 SuperComposite Technology Sector Index, which was up 5.81%. During the report period, Technology stocks posted reasonable gains, with each of its three industry groups posting similar returns. Since performance for the three industry groups did not vary by much for the period, little could be gained by overweighting each group and therefore, the fund showed almost no benefit or loss from industry weights. Software firms such as Autodesk, Inc. and Progress Software Corp., both business solutions companies, contributed to the overall returns for the fund whereas holdings of Avaya, Inc. and Xerox
Corp. slightly detracted from performance.

Source of Sector Classification: S&P and MSCI.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


8 Schwab Active Equity Funds

SCHWAB PREMIER EQUITY FUND(TM)

INVESTOR SHARES PERFORMANCE as of 10/31/05

TOTAL RETURNS 1, 2

This chart compares performance of the fund's Investor Shares with its benchmark and Morningstar category.

[BAR CHART]

                                 Fund:                      Fund Category:
                           INVESTOR SHARES    Benchmark:     MORNINGSTAR
                            Ticker Symbol:    S&P 500(R)      LARGE-CAP
                                SWPNX           INDEX           BLEND
SINCE INCEPTION: 3/21/05         7.00%           2.52%           2.71%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark.

$10,700 INVESTOR SHARES

$10,252 S&P 500(R) INDEX

[LINE GRAPH]

                    INVESTOR          S&P 500(R)
                     SHARES             INDEX
21-Mar-05           $10,000            $10,000
31-Mar-05            $9,960             $9,928
30-Apr-05            $9,530             $9,739
31-May-05           $10,160            $10,049
30-Jun-05           $10,360            $10,063
31-Jul-05           $10,840            $10,437
31-Aug-05           $10,820            $10,343
30-Sep-05           $10,950            $10,426
31-Oct-05           $10,700            $10,252

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


                                                    Schwab Active Equity Funds 9

SCHWAB PREMIER EQUITY FUND

SELECT SHARES(R) PERFORMANCE as of 10/31/05

TOTAL RETURNS 1, 2

This chart compares performance of the fund's Select Shares with its benchmark and Morningstar category.

[BAR CHART]

                                  Fund:                          Fund Category:
                              SELECT SHARES       Benchmark:      MORNINGSTAR
                              Ticker Symbol:      S&P 500(R)       LARGE-CAP
                                  SWPSX             INDEX            BLEND
SINCE INCEPTION: 3/21/05         7.10%               2.52%           2.71%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark.

$53,550 SELECT SHARES

$51,261 S&P 500(R) INDEX

[LINE GRAPH]

                     SELECT            S&P 500(R)
                     SHARES              INDEX
21-Mar-05            $50,000            $50,000
31-Mar-05            $49,800            $49,640
30-Apr-05            $47,650            $48,697
31-May-05            $50,800            $50,245
30-Jun-05            $51,800            $50,316
31-Jul-05            $54,200            $52,187
31-Aug-05            $54,100            $51,713
30-Sep-05            $54,800            $52,131
31-Oct-05            $53,550            $51,261

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


10 Schwab Active Equity Funds

SCHWAB PREMIER EQUITY FUND

FUND FACTS as of 10/31/05

STYLE ASSESSMENT 1

[GRAPHIC]

                  INVESTMENT STYLE
               VALUE   BLEND   GROWTH
MARKET CAP
Large           / /     /X/     / /
Medium          / /     / /     / /
Small           / /     / /     / /

STATISTICS

NUMBER OF HOLDINGS                                                         101
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $24,424
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                19.9
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.6
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                  33%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3
  Investor Shares                                                        $2,500
    ($1,000 for retirement, education and custodial accounts)
  Select Shares                                                          $50,000
--------------------------------------------------------------------------------

TOP HOLDINGS 4

                                                                        % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  APPLE COMPUTER, INC.                                                1.2%
--------------------------------------------------------------------------------
(2)  INVESTMENT TECHNOLOGY GROUP, INC.                                   1.2%
--------------------------------------------------------------------------------
(3)  W.R. BERKLEY CORP.                                                  1.2%
--------------------------------------------------------------------------------
(4)  AUTODESK, INC.                                                      1.2%
--------------------------------------------------------------------------------
(5)  HELMERICH & PAYNE, INC.                                             1.2%
--------------------------------------------------------------------------------
(6)  AMR CORP.                                                           1.2%
--------------------------------------------------------------------------------
(7)  J.C. PENNY CO., INC. HOLDING CO.                                    1.2%
--------------------------------------------------------------------------------
(8)  PRUDENTIAL FINANCIAL, INC.                                          1.2%
--------------------------------------------------------------------------------
(9)  PAYLESS SHOESOURCE, INC.                                            1.1%
--------------------------------------------------------------------------------
(10) PRIDE INTERNATIONAL, INC.                                           1.1%
--------------------------------------------------------------------------------
     TOTAL                                                               11.8%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

18.8%  FINANCIALS
17.9%  INFORMATION TECHNOLOGY
14.6%  HEALTH CARE
11.6%  INDUSTRIALS
11.0%  CONSUMER DISCRETIONARY
 9.5%  CONSUMER STAPLES
 8.6%  ENERGY
 3.5%  MATERIAL
 3.1%  UTILITIES
 1.1%  TELECOMMUNICATION SERVICES
 0.3%  OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 10/31/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.

4 This list is not a recommendation of any security by the investment adviser.


                                                   Schwab Active Equity Funds 11

SCHWAB CORE EQUITY FUND(TM)

PERFORMANCE as of 10/31/05

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the fund with its benchmark and Morningstar category.

                                                                  Fund Category:
                               Fund             Benchmark:         MORNINGSTAR
                          Ticker Symbol:        S&P 500(R)          LARGE-CAP
                              SWANX                INDEX              BLEND
1 YEAR                        15.74%               8.72%              9.53%
5 YEARS                       -0.71%              -1.73%             -1.41%
SINCE INCEPTION: 7/1/96        9.23%               8.19%              7.01%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in its benchmark.

$22,806 FUND

$20,855 S&P 500(R) INDEX

[LINE GRAPH]

                                     S&P 500(R)
                   FUND                INDEX

01-Jul-96         $10,000              $10,000
31-Jul-96          $9,690               $9,558
31-Aug-96          $9,880               $9,760
30-Sep-96         $10,620              $10,308
31-Oct-96         $11,010              $10,593
30-Nov-96         $11,640              $11,393
31-Dec-96         $11,368              $11,168
31-Jan-97         $11,959              $11,865
28-Feb-97         $11,908              $11,958
31-Mar-97         $11,287              $11,468
30-Apr-97         $12,081              $12,152
31-May-97         $12,722              $12,890
30-Jun-97         $13,272              $13,468
31-Jul-97         $14,462              $14,539
31-Aug-97         $13,821              $13,724
30-Sep-97         $14,646              $14,475
31-Oct-97         $13,964              $13,992
30-Nov-97         $14,676              $14,640
31-Dec-97         $14,963              $14,891
31-Jan-98         $15,054              $15,057
28-Feb-98         $16,155              $16,142
31-Mar-98         $16,801              $16,969
30-Apr-98         $16,949              $17,140
31-May-98         $16,620              $16,845
30-Jun-98         $17,448              $17,529
31-Jul-98         $17,198              $17,343
31-Aug-98         $14,555              $14,839
30-Sep-98         $15,565              $15,790
31-Oct-98         $16,529              $17,074
30-Nov-98         $17,561              $18,109
31-Dec-98         $19,158              $19,152
31-Jan-99         $20,138              $19,952
28-Feb-99         $19,134              $19,332
31-Mar-99         $19,961              $20,105
30-Apr-99         $20,882              $20,883
31-May-99         $20,493              $20,390
30-Jun-99         $21,910              $21,522
31-Jul-99         $21,189              $20,850
31-Aug-99         $21,154              $20,746
30-Sep-99         $20,658              $20,177
31-Oct-99         $22,347              $21,455
30-Nov-99         $22,808              $21,891
31-Dec-99         $24,474              $23,180
31-Jan-00         $23,416              $22,017
29-Feb-00         $24,296              $21,600
31-Mar-00         $26,222              $23,712
30-Apr-00         $25,087              $22,998
31-May-00         $24,232              $22,527
30-Jun-00         $24,844              $23,083
31-Jul-00         $24,309              $22,723
31-Aug-00         $25,839              $24,135
30-Sep-00         $24,117              $22,860
31-Oct-00         $23,633              $22,764
30-Nov-00         $22,000              $20,971
31-Dec-00         $22,589              $21,073
31-Jan-01         $22,575              $21,821
28-Feb-01         $20,549              $19,831
31-Mar-01         $19,250              $18,574
30-Apr-01         $20,507              $20,017
31-May-01         $20,577              $20,151
30-Jun-01         $20,228              $19,662
31-Jul-01         $19,711              $19,469
31-Aug-01         $18,342              $18,250
30-Sep-01         $17,071              $16,776
31-Oct-01         $17,504              $17,096
30-Nov-01         $18,495              $18,407
31-Dec-01         $18,547              $18,569
31-Jan-02         $18,280              $18,298
28-Feb-02         $17,887              $17,945
31-Mar-02         $18,660              $18,620
30-Apr-02         $17,816              $17,491
31-May-02         $17,788              $17,362
30-Jun-02         $16,692              $16,126
31-Jul-02         $15,611              $14,870
31-Aug-02         $15,737              $14,966
30-Sep-02         $14,290              $13,339
31-Oct-02         $15,301              $14,513
30-Nov-02         $15,667              $15,368
31-Dec-02         $14,971              $14,466
31-Jan-03         $14,546              $14,087
28-Feb-03         $14,221              $13,876
31-Mar-03         $14,504              $14,010
30-Apr-03         $15,509              $15,165
31-May-03         $16,343              $15,964
30-Jun-03         $16,556              $16,168
31-Jul-03         $16,881              $16,453
31-Aug-03         $17,164              $16,774
30-Sep-03         $17,051              $16,596
31-Oct-03         $17,985              $17,535
30-Nov-03         $18,296              $17,689
31-Dec-03         $19,192              $18,616
31-Jan-04         $19,391              $18,959
29-Feb-04         $19,605              $19,222
31-Mar-04         $19,548              $18,932
30-Apr-04         $19,220              $18,635
31-May-04         $19,420              $18,890
30-Jun-04         $19,876              $19,257
31-Jul-04         $19,149              $18,619
31-Aug-04         $19,192              $18,694
30-Sep-04         $19,505              $18,896
31-Oct-04         $19,705              $19,185
30-Nov-04         $20,932              $19,962
31-Dec-04         $21,782              $20,640
31-Jan-05         $21,248              $20,137
28-Feb-05         $22,157              $20,560
31-Mar-05         $21,811              $20,196
30-Apr-05         $21,176              $19,812
31-May-05         $21,999              $20,442
30-Jun-05         $22,172              $20,471
31-Jul-05         $22,979              $21,232
31-Aug-05         $22,835              $21,039
30-Sep-05         $23,297              $21,209
31-Oct-05         $22,806              $20,855

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


12 Schwab Active Equity Funds

SCHWAB CORE EQUITY FUND

FUND FACTS as of 10/31/05

STYLE ASSESSMENT 1

[GRAPHIC]

                  INVESTMENT STYLE
               VALUE   BLEND   GROWTH
MARKET CAP
Large           / /     /X/      / /
Medium          / /     / /      / /
Small           / /     / /      / /

STATISTICS

NUMBER OF HOLDINGS                                                          93
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $60,334
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                18.0
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.8
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                    48%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2                                             $2,500
  ($1,000 for retirement, education and custodial accounts)
--------------------------------------------------------------------------------

TOP HOLDINGS 3

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  AMERICAN EXPRESS CO.                                                5.0%
--------------------------------------------------------------------------------
(2)  BOEING CO.                                                          4.7%
--------------------------------------------------------------------------------
(3)  EXXON MOBIL CORP.                                                   4.4%
--------------------------------------------------------------------------------
(4)  INTEL CORP.                                                         4.3%
--------------------------------------------------------------------------------
(5)  COCA-COLA CO.                                                       4.2%
--------------------------------------------------------------------------------
(6)  UNIONBANCAL CORP.                                                   4.0%
--------------------------------------------------------------------------------
(7)  HEWLETT-PACKARD CO.                                                 4.0%
--------------------------------------------------------------------------------
(8)  FRANKLIN RESOURCES, INC.                                            3.7%
--------------------------------------------------------------------------------
(9)  CSX CORP.                                                           3.5%
--------------------------------------------------------------------------------
(10) LOCKHEED MARTIN CORP.                                               3.3%
--------------------------------------------------------------------------------
     TOTAL                                                              41.1%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

25.3%  FINANCIALS
19.9%  INFORMATION TECHNOLOGY
15.6%  INDUSTRIALS
14.9%  HEALTH CARE
 7.2%  ENERGY
 6.1%  CONSUMER DISCRETIONARY
 5.3%  CONSUMER STAPLES
 1.8%  UTILITIES
 1.7%  TELECOMMUNICATION SERVICES
 0.6%  MATERIAL
 1.6%  OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 10/31/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Please see prospectus for further detail and eligibility requirements.

3 This list is not a recommendation of any security by the investment adviser.


                                                   Schwab Active Equity Funds 13

SCHWAB DIVIDEND EQUITY FUND(TM)

INVESTOR SHARES PERFORMANCE as of 10/31/05

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the fund's Investor Shares with a benchmark and the fund's Morningstar category.

[BAR CHART]


                            Fund:                           Fund Category:
                       INVESTOR SHARES     Benchmark:        MORNINGSTAR
                       Ticker Symbol:      S&P 500(R)         LARGE-CAP
                            SWDIX            INDEX              VALUE
1 YEAR                      9.98%             8.72%            10.02%
SINCE INCEPTION: 9/2/03    15.38%            10.56%            12.32%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in a benchmark.

$13,640 INVESTOR SHARES

$12,433 S&P 500(R) INDEX

[LINE GRAPH]

                     INVESTOR          S&P 500(R)
                      SHARES             INDEX
02-Sep-03            $10,000             $10,000
30-Sep-03             $9,900              $9,894
31-Oct-03            $10,600             $10,454
30-Nov-03            $10,850             $10,546
31-Dec-03            $11,417             $11,099
31-Jan-04            $11,559             $11,303
29-Feb-04            $11,851             $11,460
31-Mar-04            $11,860             $11,287
30-Apr-04            $11,667             $11,110
31-May-04            $11,820             $11,262
30-Jun-04            $12,025             $11,480
31-Jul-04            $11,902             $11,100
31-Aug-04            $12,220             $11,145
30-Sep-04            $12,299             $11,265
31-Oct-04            $12,402             $11,437
30-Nov-04            $12,957             $11,901
31-Dec-04            $13,312             $12,305
31-Jan-05            $13,081             $12,005
28-Feb-05            $13,458             $12,257
31-Mar-05            $13,356             $12,040
30-Apr-05            $13,198             $11,811
31-May-05            $13,451             $12,187
30-Jun-05            $13,537             $12,204
31-Jul-05            $13,994             $12,658
31-Aug-05            $13,888             $12,543
30-Sep-05            $13,991             $12,645
31-Oct-05            $13,640             $12,433

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


14 Schwab Active Equity Funds

SCHWAB DIVIDEND EQUITY FUND

SELECT SHARES(R) PERFORMANCE as of 10/31/05

AVERAGE ANNUAL TOTAL RETURNS 1, 2

THIS CHART COMPARES PERFORMANCE OF THE FUND'S SELECT SHARES WITH A BENCHMARK AND THE FUND'S MORNINGSTAR CATEGORY.

[BAR CHART]

                               Fund:                          Fund Category:
                           SELECT SHARES       Benchmark:      MORNINGSTAR
                           Ticker Symbol:      S&P 500(R)       LARGE-CAP
                               SWDSX             INDEX            VALUE
1 YEAR                         10.17%             8.72%           10.02%
SINCE INCEPTION: 9/2/03        15.50%            10.56%           12.32%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in a benchmark.

$68,350 SELECT SHARES

$62,167 S&P 500(R) INDEX

[LINE GRAPH]

                      SELECT           S&P 500(R)
                      SHARES             INDEX
02-Sep-03            $50,000             $50,000
30-Sep-03            $49,500             $49,470
31-Oct-03            $53,000             $52,270
30-Nov-03            $54,250             $52,730
31-Dec-03            $57,085             $55,493
31-Jan-04            $57,795             $56,514
29-Feb-04            $59,255             $57,300
31-Mar-04            $59,300             $56,434
30-Apr-04            $58,335             $55,548
31-May-04            $59,100             $56,309
30-Jun-04            $60,140             $57,402
31-Jul-04            $59,525             $55,502
31-Aug-04            $61,165             $55,724
30-Sep-04            $61,530             $56,326
31-Oct-04            $62,045             $57,187
30-Nov-04            $64,875             $59,504
31-Dec-04            $66,640             $61,527
31-Jan-05            $65,480             $60,025
28-Feb-05            $67,375             $61,286
31-Mar-05            $66,885             $60,201
30-Apr-05            $66,095             $59,057
31-May-05            $67,360             $60,935
30-Jun-05            $67,815             $61,021
31-Jul-05            $70,100             $63,291
31-Aug-05            $69,620             $62,715
30-Sep-05            $70,115             $63,223
31-Oct-05            $68,350             $62,167

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


                                                   Schwab Active Equity Funds 15

SCHWAB DIVIDEND EQUITY FUND

FUND FACTS as of 10/31/05

STYLE ASSESSMENT 1

[GRAPHIC]

                  INVESTMENT STYLE
               VALUE   BLEND   GROWTH
MARKET CAP
Large           /X/     / /      / /
Medium          / /     / /      / /
Small           / /     / /      / /

STATISTICS

NUMBER OF HOLDINGS                                                         112
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $49,274
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                15.8
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.6
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                    26%
--------------------------------------------------------------------------------
SEC YIELD 2
  Investor Shares                                                         1.84%
  Select Shares                                                           1.98%
--------------------------------------------------------------------------------
SEC YIELD--NO WAIVER 3
  Investor Shares                                                         1.84%
  Select Shares                                                           1.98%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 4
  Investor Shares                                                        $2,500
     ($1,000 for retirement, education and custodial accounts)
  Select Shares                                                          $50,000
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

TOP HOLDINGS 5

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  CHEVRONTEXACO CORP.                                                 1.6%
--------------------------------------------------------------------------------
(2)  KELLOGG CO.                                                         1.4%
--------------------------------------------------------------------------------
(3)  CONOCOPHILLIPS                                                      1.4%
--------------------------------------------------------------------------------
(4)  PNC FINANCIAL SERVICES GROUP, INC.                                  1.4%
--------------------------------------------------------------------------------
(5)  ST. PAUL TRAVELERS COS., INC.                                       1.3%
--------------------------------------------------------------------------------
(6)  JPMORGAN CHASE & CO.                                                1.3%
--------------------------------------------------------------------------------
(7)  MARATHON OIL CORP.                                                  1.3%
--------------------------------------------------------------------------------
(8)  HEWLETT-PACKARD CO.                                                 1.3%
--------------------------------------------------------------------------------
(9)  MOTOROLA, INC.                                                      1.3%
--------------------------------------------------------------------------------
(10) ALTRIA GROUP, INC.                                                  1.3%
--------------------------------------------------------------------------------
     TOTAL                                                              13.6%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

25.3%  FINANCIALS
12.8%  INDUSTRIALS
12.8%  UTILITIES
12.2%  CONSUMER STAPLES
 8.3%  INFORMATION TECHNOLOGY
 6.7%  HEALTH CARE
 6.2%  TELECOMMUNICATION SERVICES
 5.5%  ENERGY
 5.5%  CONSUMER DISCRETIONARY
 4.4%  MATERIAL
 0.3%  OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 10/31/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Fund expenses have been partially absorbed by CSIM and Schwab. The yield does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

3 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

4 Please see prospectus for further detail and eligibility requirements.

5 This list is not a recommendation of any security by the investment adviser.


16 Schwab Active Equity Funds

Schwab Large-Cap Growth Fund(TM)

INVESTOR SHARES PERFORMANCE as of 10/31/05

TOTAL RETURNS 1, 2

This chart compares performance of the fund's Investor Shares with its benchmark and Morningstar category.

[BAR CHART]

                            Fund:
                          INVESTOR
                           SHARES                     Fund Category:
                           Ticker      Benchmark:      MORNINGSTAR
                           Symbol:   RUSSELL 1000(R)    LARGE-CAP
                            SWLNX     GROWTH INDEX       GROWTH
Since Inception: 10/3/05    -2.70%        -0.97%          -1.15%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark.

$9,730 INVESTOR SHARES

$9,903 RUSSELL 1000(R) GROWTH INDEX

$9,833 S&P 500(R) INDEX

[LINE GRAPH]

            INVESTOR    RUSSELL 1000(R)
             SHARES      GROWTH INDEX     S&P 500(R) Index
03-Oct-05   $10,000         $10,000            $10,000
31-Oct-05    $9,730          $9,903             $9,833

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


                                                   Schwab Active Equity Funds 17

SCHWAB LARGE-CAP GROWTH FUND

SELECT SHARES(R) PERFORMANCE as of 10/31/05

TOTAL RETURNS 1, 2

This chart compares performance of the fund's Select Shares with its benchmark and Morningstar category.

[BAR CHART]

                           Fund:
                          SELECT
                          SHARES
                          Ticker     Benchmark:        Fund Category:
                          Symbol:  RUSSELL 1000(R)      MORNINGSTAR
                           SWLSX    GROWTH INDEX     LARGE-CAP GROWTH
SINCE INCEPTION: 10/3/05  -2.70%        -0.97%             -1.15%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark.

$48,650 SELECT SHARES
$49,515 RUSSELL 1000(R) GROWTH INDEX
$49,166 S&P 500(R) INDEX

[LINE GRAPH]

            SELECT   RUSSELL 1000(R)   S&P 500(R)
            SHARES    GROWTH INDEX       INDEX
03-Oct-05   $50,000       $50,000         $50,000
31-Oct-05   $48,650       $49,515         $49,166

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


18 Schwab Active Equity Funds

SCHWAB LARGE-CAP GROWTH FUND

FUND FACTS as of 10/31/05

STYLE ASSESSMENT 1

[GRAPHIC]

                  INVESTMENT STYLE
               VALUE   BLEND   GROWTH
MARKET CAP
Large           / /     / /      /X/
Medium          / /     / /      / /
Small           / /     / /      / /

STATISTICS

NUMBER OF HOLDINGS                                                          60
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $74,362
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                21.4
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     4.2
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                   4%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3
  Investor Shares                                                        $2,500
    ($1,000 for retirement, education and custodial accounts)
  Select Shares                                                          $50,000
--------------------------------------------------------------------------------

TOP HOLDINGS 4

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  JOHNSON & JOHNSON                                                   4.4%
--------------------------------------------------------------------------------
(2)  INTEL CORP.                                                         3.8%
--------------------------------------------------------------------------------
(3)  PFIZER, INC.                                                        3.5%
--------------------------------------------------------------------------------
(4)  EXXON MOBIL CORP.                                                   3.4%
--------------------------------------------------------------------------------
(5)  INTERNATIONAL BUSINESS MACHINES CORP.                               3.2%
--------------------------------------------------------------------------------
(6)  HEWLETT-PACKARD CO.                                                 3.2%
--------------------------------------------------------------------------------
(7)  GENERAL DYNAMICS CORP.                                              3.1%
--------------------------------------------------------------------------------
(8)  UNITEDHEALTH GROUP, INC.                                            2.6%
--------------------------------------------------------------------------------
(9)  QUALCOMM, INC.                                                      2.3%
--------------------------------------------------------------------------------
(10) COCA-COLA CO.                                                       2.3%
--------------------------------------------------------------------------------
     TOTAL                                                              31.8%

SECTOR WEIGHTINGS % of investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

28.1%  INFORMATION TECHNOLOGY
22.5%  HEALTH CARE
12.2%  FINANCIALS
11.7%  INDUSTRIALS
10.2%  CONSUMER DISCRETIONARY
 6.2%  ENERGY
 5.6%  CONSUMER STAPLES
 1.7%  MATERIAL
 1.1%  UTILITIES
 0.7%  OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 10/31/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.

4 This list is not a recommendation of any security by the investment adviser.


                                                   Schwab Active Equity Funds 19

SCHWAB SMALL-CAP EQUITY FUND(TM)

INVESTOR SHARES PERFORMANCE as of 10/31/05

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the fund's Investor Shares with its benchmark and Morningstar category.

[BAR CHART]

                         Fund:                       Fund
                        INVESTOR                   Category:
                         Ticker     Benchmark:     MORNINGSTAR
                         Symbol:   S&P SMALLCAP    SMALL-CAP
                         SWSIX       600 INDEX        BLEND
1 YEAR                    23.65       15.27           13.72
SINCE INCEPTION: 7/1/03   27.88       21.14           19.12

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark.

$17,778 INVESTOR SHARES

$15,663 S&P SMALLCAP 600 INDEX

[LINE GRAPH]

               INVESTOR SHARES      S&P SMALLCAP 600 INDEX
01-Jul-03          $10,000                  $10,000
31-Jul-03          $10,590                  $10,520
31-Aug-03          $10,920                  $11,032
30-Sep-03          $10,800                  $10,708
31-Oct-03          $11,810                  $11,636
30-Nov-03          $12,370                  $12,076
31-Dec-03          $12,749                  $12,290
31-Jan-04          $13,238                  $12,644
29-Feb-04          $13,523                  $12,887
31-Mar-04          $13,706                  $13,054
30-Apr-04          $13,238                  $12,621
31-May-04          $13,289                  $12,814
30-Jun-04          $14,194                  $13,524
31-Jul-04          $13,472                  $12,783
31-Aug-04          $13,279                  $12,670
30-Sep-04          $13,981                  $13,338
31-Oct-04          $14,377                  $13,587
30-Nov-04          $15,558                  $14,749
31-Dec-04          $15,810                  $15,074
31-Jan-05          $15,539                  $14,733
28-Feb-05          $15,969                  $15,156
31-Mar-05          $15,957                  $14,763
30-Apr-05          $14,872                  $13,938
31-May-05          $16,161                  $14,861
30-Jun-05          $16,885                  $15,344
31-Jul-05          $17,982                  $16,267
31-Aug-05          $17,835                  $16,028
30-Sep-05          $17,869                  $16,169
31-Oct-05          $17,778                  $15,663

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


20 Schwab Active Equity Funds

SCHWAB SMALL-CAP EQUITY FUND

SELECT SHARES(R) PERFORMANCE as of 10/31/05

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the fund's Select Shares with its benchmark and Morningstar category.

[BAR CHART]

                             Fund:
                             SELECT
                             SHARES       Benchmark:    Fund Category:
                         Ticker Symbol:  S&P SMALLCAP     MORNINGSTAR
                             SWSCX        600 INDEX     SMALL-CAP BLEND
1 Year                       23.83%         15.27%          13.72%
Since Inception: 7/1/03      28.07%         21.14%          19.12%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark.

$89,205 SELECT SHARES

$78,315 S&P SMALLCAP 600 INDEX

[LINE GRAPH]

               SELECT SHARES       S&P SMALLCAP 600 INDEX
01-Jul-03         $50,000                  $50,000
31-Jul-03         $52,950                  $52,600
31-Aug-03         $54,600                  $55,162
30-Sep-03         $54,000                  $53,540
31-Oct-03         $59,050                  $58,182
30-Nov-03         $61,900                  $60,381
31-Dec-03         $63,800                  $61,450
31-Jan-04         $66,240                  $63,220
29-Feb-04         $67,665                  $64,433
31-Mar-04         $68,580                  $65,271
30-Apr-04         $66,240                  $63,104
31-May-04         $66,545                  $64,069
30-Jun-04         $71,075                  $67,619
31-Jul-04         $67,460                  $63,913
31-Aug-04         $66,495                  $63,351
30-Sep-04         $70,055                  $66,690
31-Oct-04         $72,040                  $67,937
30-Nov-04         $77,940                  $73,745
31-Dec-04         $79,255                  $75,368
31-Jan-05         $77,840                  $73,664
28-Feb-05         $80,045                  $75,779
31-Mar-05         $79,990                  $73,816
30-Apr-05         $74,560                  $69,690
31-May-05         $81,065                  $74,303
30-Jun-05         $84,680                  $76,718
31-Jul-05         $90,220                  $81,336
31-Aug-05         $89,485                  $80,141
30-Sep-05         $89,655                  $80,846
31-Oct-05         $89,205                  $78,315

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


                                                   Schwab Active Equity Funds 21

SCHWAB SMALL-CAP EQUITY FUND

FUND FACTS as of 10/31/05

STYLE ASSESSMENT 1

[GRAPHIC]

                 INVESTMENT STYLE
               VALUE   BLEND   GROWTH
MARKET CAP
Large           / /     / /      / /
Medium          / /     / /      / /
Small           / /     /X/      / /

STATISTICS

NUMBER OF HOLDINGS                                                         131
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $1,628
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 22.1
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.3
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                    90%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2
  Investor Shares                                                        $2,500
    ($1,000 for retirement, education and custodial accounts)
  Select Shares                                                          $50,000
--------------------------------------------------------------------------------

TOP HOLDINGS 3

                                                                         % OF
SECURITY                                                              NET ASSETS
(1)  THOMAS & BETTS CORP.                                                 3.1%
--------------------------------------------------------------------------------
(2)  SIERRA HEALTH SERVICES, INC.                                         3.0%
--------------------------------------------------------------------------------
(3)  INVESTMENT TECHNOLOGY GROUP, INC.                                    2.8%
--------------------------------------------------------------------------------
(4)  BANK OF HAWAII CORP.                                                 2.8%
--------------------------------------------------------------------------------
(5)  CROWN HOLDINGS, INC.                                                 2.8%
--------------------------------------------------------------------------------
(6)  HELMERICH & PAYNE, INC.                                              2.7%
--------------------------------------------------------------------------------
(7)  VECTOR GROUP LTD.                                                    2.5%
--------------------------------------------------------------------------------
(8)  TRW AUTOMOTIVE HOLDINGS CORP.                                        2.4%
--------------------------------------------------------------------------------
(9)  GATX CORP.                                                           2.4%
--------------------------------------------------------------------------------
(10) JOHN WILEY & SONS, CLASS A                                           2.2%
--------------------------------------------------------------------------------
     TOTAL                                                               26.7%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

18.6%  INFORMATION TECHNOLOGY
15.5%  INDUSTRIALS
15.2%  FINANCIALS
14.4%  CONSUMER DISCRETIONARY
12.0%  HEALTH CARE
 7.0%  MATERIAL
 6.0%  ENERGY
 5.9%  CONSUMER STAPLES
 2.0%  TELECOMMUNICATION SERVICES
 0.5%  UTILITIES
 2.9%  OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 10/31/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Please see prospectus for further detail and eligibility requirements.

3 This list is not a recommendation of any security by the investment adviser.


22 Schwab Active Equity Funds

SCHWAB HEDGED EQUITY FUND(TM)

INVESTOR SHARES PERFORMANCE as of 10/31/05

TOTAL RETURNS 1, 2

This chart compares performance of the fund's Investor Shares with its benchmark and Morningstar category.

[BAR CHART]

                            Fund:
                          INVESTOR                     Fund
                           SHARES                    Category:
                           Ticker     Benchmark:    MORNINGSTAR
                           Symbol:    S&P 500(R)     MODERATE
                           SWHIX        INDEX       ALLOCATION
SINCE INCEPTION: 3/1/05     6.96%        1.44%        1.79%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark.

$10,696 INVESTOR SHARES

$10,144 S&P 500(R) INDEX

[LINE GRAPH]

              INVESTOR SHARES      S&P 500(R) INDEX
01-Mar-05         $10,000                $10,000
31-Mar-05          $9,985                 $9,823
30-Apr-05         $10,030                 $9,636
31-May-05         $10,259                 $9,943
30-Jun-05         $10,311                 $9,957
31-Jul-05         $10,607                $10,327
31-Aug-05         $10,548                $10,233
30-Sep-05         $10,688                $10,316
31-Oct-05         $10,696                $10,144

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


                                                   Schwab Active Equity Funds 23

SCHWAB HEDGED EQUITY FUND

SELECT SHARES(R) PERFORMANCE as of 10/31/05

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the fund with a benchmark and the fund's Morningstar category.

[BAR CHART]


                              Fund:
                              SELECT                     Fund Category:
                              SHARES        Benchmark:    MORNINGSTAR
                          Ticker Symbol:    S&P 500(R)      MODERATE
                              SWHEX           INDEX        ALLOCATION
1 Year                        16.52%           8.72%         7.62%
3 Years                       15.48%          12.84%        10.43%
Since Inception: 9/3/02       14.01%          11.02%            9%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark.

$75,800 SELECT SHARES

$69,674 S&P 500(R) INDEX

[LINE GRAPH]

               SELECT SHARES        S&P 500(R) INDEX
03-Sep-02         $50,000                $50,000
30-Sep-02         $47,700                $44,565
31-Oct-02         $49,200                $48,487
30-Nov-02         $49,400                $51,343
31-Dec-02         $48,750                $48,329
31-Jan-03         $48,100                $47,063
28-Feb-03         $47,700                $46,357
31-Mar-03         $48,550                $46,806
30-Apr-03         $50,450                $50,663
31-May-03         $52,250                $53,333
30-Jun-03         $52,850                $54,016
31-Jul-03         $53,500                $54,966
31-Aug-03         $54,200                $56,038
30-Sep-03         $53,950                $55,444
31-Oct-03         $57,650                $58,582
30-Nov-03         $58,800                $59,098
31-Dec-03         $59,900                $62,195
31-Jan-04         $61,100                $63,339
29-Feb-04         $62,150                $64,219
31-Mar-04         $62,650                $63,250
30-Apr-04         $61,100                $62,257
31-May-04         $62,000                $63,110
30-Jun-04         $64,050                $64,334
31-Jul-04         $62,250                $62,204
31-Aug-04         $61,700                $62,453
30-Sep-04         $63,750                $63,128
31-Oct-04         $65,050                $64,094
30-Nov-04         $68,750                $66,689
31-Dec-04         $70,350                $68,957
31-Jan-05         $69,350                $67,274
28-Feb-05         $70,820                $68,687
31-Mar-05         $70,660                $67,471
30-Apr-05         $71,030                $66,189
31-May-05         $72,600                $68,294
30-Jun-05         $72,970                $68,390
31-Jul-05         $75,120                $70,934
31-Aug-05         $74,700                $70,288
30-Sep-05         $75,745                $70,858
31-Oct-05         $75,800                $69,674

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


24 Schwab Active Equity Funds

SCHWAB HEDGED EQUITY FUND

FUND FACTS as of 10/31/05

TOP LONG HOLDINGS 1

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1) CROWN HOLDINGS, INC.                                                 3.3%
--------------------------------------------------------------------------------
(2) KERR-MCGEE CORP.                                                     3.2%
--------------------------------------------------------------------------------
(3) AON CORP.                                                            3.1%
--------------------------------------------------------------------------------
(4) LOEWS CORP.                                                          3.1%
--------------------------------------------------------------------------------
(5) HEWLETT PACKARD CO.                                                  3.0%
--------------------------------------------------------------------------------
    TOTAL                                                               15.7%

TOP SHORT POSITIONS 1

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1) PAR PHARMACEUTICAL COS., INC.                                       1.9%
--------------------------------------------------------------------------------
(2) WERNER ENTERPRISES, INC.                                            1.6%
--------------------------------------------------------------------------------
(3) MARTEK BIOSCIENCES CORP.                                            1.6%
--------------------------------------------------------------------------------
(4) ACCREDITED HOME LENDERS HOLDING CO.                                 1.6%
--------------------------------------------------------------------------------
(5) TITANIUM METALS CORP.                                               1.5%
--------------------------------------------------------------------------------
    TOTAL                                                               8.2%

STATISTICS

NUMBER OF HOLDINGS
  Long Holdings                                                            133
  Short Positions                                                           55
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)
  Long Holdings                                                          $27,974
  Short Positions                                                        $3,492
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)
  Long Holdings                                                            19.3
  Short Positions                                                          33.9
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)
  Long Holdings                                                            2.4
  Short Positions                                                          2.6
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                  87%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3
  Investor Shares                                                        $2,500
    ($1,000 for retirement, education and custodial
    accounts)
  Select Shares                                                          $50,000
--------------------------------------------------------------------------------

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 This list is not a recommendation of any security by the investment adviser.

2 Short positions have been excluded from the calculation of portfolio turnover because at the time of entering into the short positions, the fund did not intend to hold the positions for more than one year.

3 Please see prospectus for further detail and eligibility requirements.


                                                   Schwab Active Equity Funds 25

SCHWAB FINANCIAL SERVICES FUND(TM)

PERFORMANCE as of 10/31/05

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the fund with a benchmark and the fund's Morningstar category.

[BAR CHART]

                                      Benchmark:
                           FUND        S&P 1500      Fund Category:
                          Ticker    SUPERCOMPOSITE    MORNINGSTAR
                         Symbol:      FINANCIALS       FINANCIAL
                          SWFFX      SECTOR INDEX      SERVICES
1 YEAR                    18.62%         9.34%           8.97%
5 YEARS                    7.23%          4.2%           7.38%
SINCE INCEPTION: 7/3/00   10.23%         8.09%          11.21%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in a benchmark and an additional index.

$16,818 FUND

$15,148 S&P 1500 SUPERCOMPOSITE FINANCIALS SECTOR INDEX

$9,035 S&P 500(R) INDEX

[LINE GRAPH]

                              S&P 1500
                           SUPERCOMPOSITE
                             FINANCIALS
               FUND         SECTOR INDEX      S&P 500(R) INDEX
03-Jul-00     $10,000          $10,000            $10,000
31-Jul-00     $10,770          $11,015             $9,844
31-Aug-00     $11,830          $12,059            $10,455
30-Sep-00     $12,050          $12,376             $9,903
31-Oct-00     $11,860          $12,328             $9,862
30-Nov-00     $11,200          $11,627             $9,085
31-Dec-00     $12,136          $12,761             $9,129
31-Jan-01     $11,928          $12,692             $9,453
28-Feb-01     $11,501          $11,898             $8,591
31-Mar-01     $11,023          $11,528             $8,046
30-Apr-01     $11,637          $11,970             $8,672
31-May-01     $12,032          $12,447             $8,730
30-Jun-01     $12,094          $12,479             $8,518
31-Jul-01     $11,761          $12,325             $8,434
31-Aug-01     $11,096          $11,582             $7,906
30-Sep-01     $10,368          $10,916             $7,267
31-Oct-01     $10,139          $10,685             $7,406
30-Nov-01     $10,805          $11,442             $7,974
31-Dec-01     $11,172          $11,736             $8,044
31-Jan-02     $10,919          $11,577             $7,927
28-Feb-02     $10,982          $11,457             $7,774
31-Mar-02     $11,499          $12,195             $8,066
30-Apr-02     $11,351          $11,936             $7,577
31-May-02     $11,362          $11,913             $7,521
30-Jun-02     $10,866          $11,347             $6,986
31-Jul-02     $10,433          $10,471             $6,442
31-Aug-02     $10,549          $10,689             $6,484
30-Sep-02      $9,378          $ 9,455             $5,779
31-Oct-02      $9,959          $10,256             $6,287
30-Nov-02     $10,212          $10,664             $6,658
31-Dec-02      $9,786          $10,125             $6,267
31-Jan-03      $9,593          $ 9,951             $6,103
28-Feb-03      $9,379          $ 9,649             $6,011
31-Mar-03      $9,464          $ 9,613             $6,069
30-Apr-03     $10,558          $10,747             $6,570
31-May-03     $11,051          $11,332             $6,916
30-Jun-03     $11,136          $11,367             $7,004
31-Jul-03     $11,458          $11,893             $7,128
31-Aug-03     $11,447          $11,800             $7,267
30-Sep-03     $11,597          $11,878             $7,190
31-Oct-03     $12,615          $12,706             $7,596
30-Nov-03     $13,001          $12,720             $7,663
31-Dec-03     $13,260          $13,311             $8,065
31-Jan-04     $13,844          $13,729             $8,213
29-Feb-04     $14,146          $14,111             $8,327
31-Mar-04     $14,071          $13,990             $8,202
30-Apr-04     $13,206          $13,308             $8,073
31-May-04     $13,379          $13,579             $8,183
30-Jun-04     $13,573          $13,657             $8,342
31-Jul-04     $13,379          $13,379             $8,066
31-Aug-04     $13,822          $13,844             $8,098
30-Sep-04     $14,049          $13,755             $8,186
31-Oct-04     $14,179          $13,854             $8,311
30-Nov-04     $14,881          $14,303             $8,648
31-Dec-04     $15,559          $14,898             $8,942
31-Jan-05     $15,011          $14,527             $8,724
28-Feb-05     $14,941          $14,466             $8,907
31-Mar-05     $14,567          $13,951             $8,749
30-Apr-05     $14,637          $13,932             $8,583
31-May-05     $15,221          $14,347             $8,856
30-Jun-05     $15,769          $14,595             $8,868
31-Jul-05     $16,352          $14,877             $9,198
31-Aug-05     $16,224          $14,605             $9,114
30-Sep-05     $16,480          $14,724             $9,188
31-Oct-05     $16,818          $15,148             $9,035

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


26 Schwab Active Equity Funds


















































,

SCHWAB FINANCIAL SERVICES FUND

FUND FACTS as of 10/31/05

TOP HOLDINGS 1

                                                                         % of
Security                                                              Net Assets
--------------------------------------------------------------------------------
(1)   COMERICA, INC.                                                     5.9%
--------------------------------------------------------------------------------
(2)   PRINCIPAL FINANCIAL GROUP, INC.                                    5.4%
--------------------------------------------------------------------------------
(3)   METLIFE, INC.                                                      5.0%
--------------------------------------------------------------------------------
(4)   UNIONBANCAL CORP.                                                  4.9%
--------------------------------------------------------------------------------
(5)   PRUDENTIAL FINANCIAL, INC.                                         4.8%
--------------------------------------------------------------------------------
(6)   AFLAC, INC.                                                        4.7%
--------------------------------------------------------------------------------
(7)   NORTHERN TRUST CORP.                                               4.7%
--------------------------------------------------------------------------------
(8)   FRANKLIN RESOURCES, INC.                                           4.7%
--------------------------------------------------------------------------------
(9)   BANK OF HAWAII CORP.                                               4.6%
--------------------------------------------------------------------------------
(10)  KEYCORP, INC.                                                      4.6%
--------------------------------------------------------------------------------
      TOTAL                                                             49.3%

STATISTICS

NUMBER OF HOLDINGS                                                          42
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $16,938
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 14.5
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                      2.2
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                     74%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2                                              $2,500
  ($1,000 for retirement, education and custodial accounts)
--------------------------------------------------------------------------------

INDUSTRY WEIGHTINGS % of investments

This chart shows the fund's industry composition as of the report date.

[PIE CHART]

37.8%   DIVERSIFIED FINANCIALS
29.8%   BANKS
29.1%   INSURANCE
 2.3%   REAL ESTATE
 1.0%   OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 This list is not a recommendation of any security by the investment adviser.

2 Please see prospectus for further detail and eligibility requirements.


                                                   Schwab Active Equity Funds 27

SCHWAB HEALTH CARE FUND(TM)

PERFORMANCE as of 10/31/05

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the fund with a benchmark and the fund's Morningstar category.

[BAR CHART]

                               Benchmark:
                   FUND         S&P 1500
                  Ticker     SUPERCOMPOSITE   Fund Category:
                  Symbol:     HEALTH CARE      MORNINGSTAR
                   SWHFX      SECTOR INDEX     HEALTH CARE
1 Year             30.15%        11.02%           15.21%
5 Years             6.89%        -0.80%           -0.57%
Since Inception     6.98%         0.08%            0.95%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in a benchmark and an additional index.

$14,334 FUND

$10,041 S&P 1500 SUPERCOMPOSITE HEALTH CARE SECTOR INDEX

 $9,035 S&P 500(R) INDEX

[LINE GRAPH]

                              S&P 1500
                           SUPERCOMPOSITE
                             HEALTH CARE      S&P 500(R)
                   FUND     SECTOR INDEX        INDEX
03-Jul-00        $10,000      $10,000          $10,000
31-Jul-00         $9,450       $9,489           $9,844
31-Aug-00         $9,820       $9,669          $10,455
30-Sep-00        $10,160      $10,146           $9,903
31-Oct-00        $10,270      $10,451           $9,862
30-Nov-00        $10,460      $10,793           $9,085
31-Dec-00        $10,905      $11,158           $9,129
31-Jan-01         $9,848      $10,230           $9,453
28-Feb-01         $9,797      $10,234           $8,591
31-Mar-01         $8,892       $9,447           $8,046
30-Apr-01         $9,268       $9,792           $8,672
31-May-01         $9,492       $9,949           $8,730
30-Jun-01         $9,278       $9,605           $8,518
31-Jul-01         $9,594      $10,019           $8,434
31-Aug-01         $9,258       $9,700           $7,906
30-Sep-01         $9,228       $9,729           $7,267
31-Oct-01         $9,146       $9,706           $7,406
30-Nov-01         $9,624      $10,180           $7,974
31-Dec-01         $9,335       $9,918           $8,044
31-Jan-02         $9,111       $9,786           $7,927
28-Feb-02         $8,989       $9,799           $7,774
31-Mar-02         $9,101       $9,868           $8,066
30-Apr-02         $8,582       $9,318           $7,577
31-May-02         $8,389       $9,122           $7,521
30-Jun-02         $7,657       $8,292           $6,986
31-Jul-02         $7,291       $8,088           $6,442
31-Aug-02         $7,433       $8,181           $6,484
30-Sep-02         $6,986       $7,701           $5,779
31-Oct-02         $7,240       $8,127           $6,287
30-Nov-02         $7,342       $8,313           $6,658
31-Dec-02         $7,060       $8,037           $6,267
31-Jan-03         $7,009       $8,013           $6,103
28-Feb-03         $6,825       $7,855           $6,011
31-Mar-03         $7,080       $8,138           $6,069
30-Apr-03         $7,377       $8,423           $6,570
31-May-03         $7,560       $8,651           $6,916
30-Jun-03         $8,030       $9,018           $7,004
31-Jul-03         $8,245       $8,966           $7,128
31-Aug-03         $8,173       $8,675           $7,267
30-Sep-03         $8,276       $8,705           $7,190
31-Oct-03         $8,613       $8,810           $7,596
30-Nov-03         $9,287       $8,978           $7,663
31-Dec-03         $9,655       $9,455           $8,065
31-Jan-04        $10,288       $9,736           $8,213
29-Feb-04        $10,513       $9,822           $8,327
31-Mar-04        $10,871       $9,483           $8,202
30-Apr-04        $10,820       $9,744           $8,073
31-May-04        $10,861       $9,740           $8,183
30-Jun-04        $11,085       $9,748           $8,342
31-Jul-04        $10,452       $9,200           $8,066
31-Aug-04        $10,585       $9,353           $8,098
30-Sep-04        $10,983       $9,226           $8,186
31-Oct-04        $11,014       $9,043           $8,311
30-Nov-04        $11,913       $9,244           $8,648
31-Dec-04        $12,648       $9,771           $8,942
31-Jan-05        $12,597       $9,492           $8,724
28-Feb-05        $12,791       $9,780           $8,907
31-Mar-05        $12,751       $9,738           $8,749
30-Apr-05        $12,873      $10,031           $8,583
31-May-05        $13,384      $10,159           $8,856
30-Jun-05        $13,864      $10,157           $8,868
31-Jul-05        $14,130      $10,395           $9,198
31-Aug-05        $14,334      $10,390           $9,114
30-Sep-05        $14,569      $10,346           $9,188
31-Oct-05        $14,334      $10,041           $9,035

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


28 Schwab Active Equity Funds

SCHWAB HEALTH CARE FUND

FUND FACTS as of 10/31/05

TOP HOLDINGS 1

                                                                         % of
Security                                                              Net Assets
--------------------------------------------------------------------------------
(1)    EXPRESS SCRIPTS, INC.                                             4.2%
--------------------------------------------------------------------------------
(2)    AMERICOURCEBERGEN CORP.                                           4.0%
--------------------------------------------------------------------------------
(3)    MCKESSON CORP.                                                    4.0%
--------------------------------------------------------------------------------
(4)    CIGNA CORP.                                                       3.9%
--------------------------------------------------------------------------------
(5)    BAXTER INTERNATIONAL, INC.                                        3.9%
--------------------------------------------------------------------------------
(6)    UNITEDHEALTH GROUP, INC.                                          3.7%
--------------------------------------------------------------------------------
(7)    CARDINAL HEALTH, INC.                                             3.7%
--------------------------------------------------------------------------------
(8)    PFIZER, INC.                                                      3.5%
--------------------------------------------------------------------------------
(9)    BECTON DICKINSON & CO.                                            3.4%
--------------------------------------------------------------------------------
(10)   JOHNSON & JOHNSON                                                 3.4%
--------------------------------------------------------------------------------
     TOTAL                                                              37.7%

STATISTICS

NUMBER OF HOLDINGS                                                          49
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $29,393
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                33.7
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     3.4
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                    42%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2                                             $2,500
  ($1,000 for retirement, education and custodial accounts)
--------------------------------------------------------------------------------

INDUSTRY WEIGHTINGS % of investments

This chart shows the fund's industry composition as of the report date.

[PIE CHART]

67.9%   HEALTH CARE EQUIPMENT & SERVICES
31.5%   PHARMACEUTICALS & BIOTECHNOLOGY
 0.6%   OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 This list is not a recommendation of any security by the investment adviser.

2 Please see prospectus for further detail and eligibility requirements.


                                                   Schwab Active Equity Funds 29

SCHWAB TECHNOLOGY FUND(TM)

PERFORMANCE as of 10/31/05

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the fund with a benchmark and the fund's Morningstar category.

[BAR CHART]

                             Benchmark:
                  FUND        S&P 500
                  Ticker   SUPERCOMPOSITE   Fund Category:
                 Symbol:     TECHNOLOGY      MORNINGSTAR
                  SWTFX     SECTOR INDEX      TECHNOLOGY
1 Year            10.41%         5.81%            8.86%
5 Years          -10.54%       -12.95%          -15.96%
Since Inception  -12.57%       -15.40%          -17.25%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in a benchmark and an additional index.

$4,880 FUND

$4,093 S&P 1500 SUPERCOMPOSITE TECHNOLOGY SECTOR INDEX

$9,035 S&P 500(R) INDEX

[LINE GRAPH]

                               S&P 500
                            SUPERCOMPOSITE
                              TECHNOLOGY       S&P 500(R)
                   FUND      SECTOR INDEX        INDEX
03-Jul-00        $10,000       $10,000          $10,000
31-Jul-00         $9,480        $9,481           $9,844
31-Aug-00        $10,910       $10,594          $10,455
30-Sep-00         $9,220        $8,695           $9,903
31-Oct-00         $8,520        $8,189           $9,862
30-Nov-00         $6,500        $6,477           $9,085
31-Dec-00         $5,940        $5,835           $9,129
31-Jan-01         $6,950        $6,872           $9,453
28-Feb-01         $5,110        $4,993           $8,591
31-Mar-01         $4,420        $4,361           $8,046
30-Apr-01         $5,320        $5,110           $8,672
31-May-01         $5,240        $4,867           $8,730
30-Jun-01         $5,290        $4,925           $8,518
31-Jul-01         $4,850        $4,649           $8,434
31-Aug-01         $4,210        $4,094           $7,906
30-Sep-01         $3,270        $3,279           $7,267
31-Oct-01         $3,860        $3,852           $7,406
30-Nov-01         $4,480        $4,490           $7,974
31-Dec-01         $4,500        $4,425           $8,044
31-Jan-02         $4,560        $4,485           $7,927
28-Feb-02         $4,040        $3,870           $7,774
31-Mar-02         $4,320        $4,140           $8,066
30-Apr-02         $3,840        $3,650           $7,577
31-May-02         $3,670        $3,505           $7,521
30-Jun-02         $3,290        $3,075           $6,986
31-Jul-02         $2,950        $2,781           $6,442
31-Aug-02         $2,880        $2,741           $6,484
30-Sep-02         $2,450        $2,266           $5,779
31-Oct-02         $2,900        $2,754           $6,287
30-Nov-02         $3,310        $3,228           $6,658
31-Dec-02         $2,890        $2,765           $6,267
31-Jan-03         $2,840        $2,719           $6,103
28-Feb-03         $2,860        $2,778           $6,011
31-Mar-03         $2,810        $2,738           $6,069
30-Apr-03         $3,110        $2,989           $6,570
31-May-03         $3,400        $3,255           $6,916
30-Jun-03         $3,430        $3,257           $7,004
31-Jul-03         $3,720        $3,442           $7,128
31-Aug-03         $3,980        $3,657           $7,267
30-Sep-03         $3,890        $3,618           $7,190
31-Oct-03         $4,320        $3,931           $7,596
30-Nov-03         $4,610        $4,001           $7,663
31-Dec-03         $4,590        $4,089           $8,065
31-Jan-04         $5,140        $4,238           $8,213
29-Feb-04         $5,060        $4,100           $8,327
31-Mar-04         $4,860        $3,998           $8,202
30-Apr-04         $4,440        $3,794           $8,073
31-May-04         $4,630        $3,991           $8,183
30-Jun-04         $4,750        $4,095           $8,342
31-Jul-04         $4,300        $3,766           $8,066
31-Aug-04         $4,100        $3,569           $8,098
30-Sep-04         $4,290        $3,679           $8,186
31-Oct-04         $4,420        $3,868           $8,311
30-Nov-04         $4,730        $4,061           $8,648
31-Dec-04         $4,940        $4,181           $8,942
31-Jan-05         $4,580        $3,955           $8,724
28-Feb-05         $4,650        $3,968           $8,907
31-Mar-05         $4,540        $3,873           $8,749
30-Apr-05         $4,200        $3,711           $8,583
31-May-05         $4,680        $4,006           $8,856
30-Jun-05         $4,580        $3,939           $8,868
31-Jul-05         $4,860        $4,179           $9,198
31-Aug-05         $4,920        $4,168           $9,114
30-Sep-05         $5,000        $4,180           $9,188
31-Oct-05         $4,880        $4,093           $9,035

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


30 Schwab Active Equity Funds

SCHWAB TECHNOLOGY FUND

FUND FACTS as of 10/31/05

TOP HOLDINGS 1

                                                                         % of
SECURITY                                                              Net Assets
--------------------------------------------------------------------------------
(1)  INTERNATIONAL BUSINESS MACHINES CORP.                               8.1%
--------------------------------------------------------------------------------
(2)  HEWLETT-PACKARD CO.                                                 7.2%
--------------------------------------------------------------------------------
(3)  MOTOROLA, INC.                                                      7.2%
--------------------------------------------------------------------------------
(4)  INTEL CORP.                                                         6.5%
--------------------------------------------------------------------------------
(5)  TEXAS INSTRUMENTS, INC.                                             6.0%
--------------------------------------------------------------------------------
(6)  ORACLE CORP.                                                        5.2%
--------------------------------------------------------------------------------
(7)  AUTODESK, INC.                                                      3.5%
--------------------------------------------------------------------------------
(8)  APPLIED MATERIALS, INC.                                             3.1%
--------------------------------------------------------------------------------
(9)  PROGRESS SOFTWARE CORP.                                             3.1%
--------------------------------------------------------------------------------
(10) APPLE COMPUTER, INC.                                                3.0%
--------------------------------------------------------------------------------
     TOTAL                                                              52.9%

STATISTICS

NUMBER OF HOLDINGS                                                          45
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $42,008
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 23.0
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                      3.3
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                     89%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2                                             $2,500
  ($1,000 for retirement, education and custodial accounts)
--------------------------------------------------------------------------------

INDUSTRY WEIGHTINGS % OF INVESTMENTS

This chart shows the fund's industry composition as of the report date.

[PIE CHART]

39.9%  TECHNOLOGY HARDWARE & EQUIPMENT
38.5%  SOFTWARE & SERVICES
20.9%  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
 0.7%  OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 This list is not a recommendation of any security by the investment adviser.

2 Please see prospectus for further detail and eligibility requirements.


                                                   Schwab Active Equity Funds 31

FUND EXPENSES (unaudited)

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning May 1, 2005 and held through October 31, 2005, unless noted otherwise.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's or share class' actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                                               ENDING
                                                                   BEGINNING                ACCOUNT VALUE              EXPENSES
                                       EXPENSE RATIO 1           ACCOUNT VALUE            (Net of Expenses)       PAID DURING PERIOD
                                        (Annualized)               at 5/1/05                 at 10/31/05            5/1/05-10/31/05
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB PREMIER EQUITY FUND(TM)

Investor Shares
   Actual Return                          0.88%                      $1,000                   $1,122.80                 $4.69 2
   Hypothetical 5% Return                 0.88%                      $1,000                   $1,020.78                 $4.47 2

Select Shares
   Actual Return                          0.77%                      $1,000                   $1,123.80                 $4.10 2
   Hypothetical 5% Return                 0.77%                      $1,000                   $1,021.34                 $3.90 2
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB CORE EQUITY FUND(TM)

   Actual Return                          0.75%                      $1,000                   $1,077.00                 $3.93 3
   Hypothetical 5% Return                 0.75%                      $1,000                   $1,021.42                 $3.82 3

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Schwab and the investment adviser have agreed that "annual operating expenses"
  (excluding interest, taxes, and certain non-routine expense) of Investor Shares and Select Shares will equal 0.00% from 3/21/05 (commencement of operations) through 6/30/05.

  For the period 7/1/05-2/27/06, Schwab and the investment adviser have agreed to limit the net operating expenses of Investor and Select Shares to 1.30% and 1.15%, respectively. Based on these expense ratios, "Expenses Paid During Period" would be: $6.96 based on Actual Return and $6.61 based on Hypothetical 5% Return for Investor Shares; and, $6.16 based on Actual Return and $5.85 based on Hypothetical 5% Return for Select Shares.

3 Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.


32 Schwab Active Equity Funds

FUND EXPENSES continued

                                                                                               ENDING
                                                                   BEGINNING                ACCOUNT VALUE              EXPENSES
                                       EXPENSE RATIO 1           ACCOUNT VALUE            (Net of Expenses)       PAID DURING PERIOD
                                         (Annualized)              at 5/1/05                 at 10/31/05            5/1/05-10/31/05
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB DIVIDEND EQUITY FUND(TM)

Investor Shares
   Actual Return                          1.06%                      $1,000                   $1,033.40                 $5.45 2
   Hypothetical 5% Return                 1.06%                      $1,000                   $1,019.85                 $5.41 2

Select Shares(R)
   Actual Return                          0.91%                      $1,000                   $1,034.20                 $4.68 2
   Hypothetical 5% Return                 0.91%                      $1,000                   $1,020.60                 $4.65 2
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB LARGE-CAP GROWTH FUND(TM)

Investor Shares
   Actual Return                          1.20%                      $1,000                   $1,027.00                 $1.00 3
   Hypothetical 5% Return                 1.20%                      $1,000                   $1,003.13                 $0.99 3

Select Shares
   Actual Return                          0.99%                      $1,000                   $1,027.00                 $0.82 3
   Hypothetical 5% Return                 0.99%                      $1,000                   $1,003.30                 $0.81 3
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB SMALL-CAP EQUITY FUND(TM)

Investor Shares
   Actual Return                          1.27%                      $1,000                   $1,195.40                 $7.05 2
   Hypothetical 5% Return                 1.27%                      $1,000                   $1,018.78                 $6.49 2

Select Shares
   Actual Return                          1.11%                      $1,000                   $1,196.40                 $6.12 2
   Hypothetical 5% Return                 1.11%                      $1,000                   $1,019.63                 $5.63 2
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB HEDGED EQUITY FUND(TM)

Investor Shares
   Actual Return                          2.32%                      $1,000                   $1,066.40                $12.08 2
   Hypothetical 5% Return                 2.32%                      $1,000                   $1,013.51                $11.77 2

Select Shares
   Actual Return                          2.12%                      $1,000                   $1,067.20                $11.05 2
   Hypothetical 5% Return                 2.12%                      $1,000                   $1,014.52                $10.76 2
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB FINANCIAL SERVICES FUND(TM)

   Actual Return                          1.07%                      $1,000                   $1,149.00                 $5.80 2
   Hypothetical 5% Return                 1.07%                      $1,000                   $1,019.80                 $5.45 2
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB HEALTH CARE FUND(TM)

   Actual Return                          0.88%                      $1,000                   $1,113.50                 $4.71 2
   Hypothetical 5% Return                 0.88%                      $1,000                   $1,020.74                 $4.51 2
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB TECHNOLOGY FUND(TM)

   Actual Return                          0.96%                      $1,000                   $1,161.90                 $5.21 2
   Hypothetical 5% Return                 0.96%                      $1,000                   $1,020.39                 $4.87 2

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

3 Expenses for this share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 29 days of the period (from 10/3/05, commencement of operations through 10/31/05), and divided by 365 days of the fiscal year.


                                                   Schwab Active Equity Funds 33

SCHWAB PREMIER EQUITY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS


                                               3/21/05 1-
INVESTOR SHARES                                10/31/05
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period             10.00
                                               -------------------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                            0.02
   Net realized and unrealized gains                0.68
                                               -------------------------------------------------------------------------------------
   Total income from investment operations          0.70
                                               -------------------------------------------------------------------------------------
Net asset value at end of period                   10.70
                                               -------------------------------------------------------------------------------------
Total return (%)                                    7.00 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                           0.78 3
   Gross operating expenses                         1.23 3
   Net investment income                            0.52 3
Portfolio turnover rate                               33 2
Net assets, end of period ($ x 1,000,000)            364

1 Commencement of operations.

2 Not annualized.

3 Annualized.


34 See financial notes.

SCHWAB PREMIER EQUITY FUND


                                               3/21/05 1-
SELECT SHARES                                  10/31/05
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Net asset value at beginning of period             10.00
                                               -------------------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                            0.03
   Net realized and unrealized gains                0.68
                                               -------------------------------------------------------------------------------------
   Total income from investment operations          0.71
                                               -------------------------------------------------------------------------------------
Net asset value at end of period                   10.71
                                               -------------------------------------------------------------------------------------
Total return (%)                                    7.10 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                           0.68 3
   Gross operating expenses                         1.08 3
   Net investment income                            0.63 3
Portfolio turnover rate                               33 2
Net assets, end of period ($ x 1,000,000)            481

1 Commencement of operations.

2 Not annualized.

3 Annualized.


                                                         See financial notes. 35

SCHWAB PREMIER EQUITY FUND

PORTFOLIO HOLDINGS as of October 31, 2005

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 @  All or a portion of this security is on loan

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
 99.4%  COMMON STOCK                                      800,543       839,981

  0.3%  SHORT-TERM
        INVESTMENT                                          2,307         2,307
--------------------------------------------------------------------------------
 99.7%  TOTAL INVESTMENTS                                 802,850       842,288

  3.5%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                                 29,935        29,935

(3.2)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (27,084)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                845,139

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 99.4% of net assets

      AUTOMOBILES & COMPONENTS 0.9%
      --------------------------------------------------------------------------
      ArvinMeritor, Inc. 450,800                                           7,226

      BANKS 2.9%
      --------------------------------------------------------------------------
      Bank of Hawaii Corp. 173,100                                         8,894
      Comerica, Inc. 163,600                                               9,453
      Wachovia Corp. 128,500                                               6,492
                                                                     -----------
                                                                          24,839
      CAPITAL GOODS 6.3%
      --------------------------------------------------------------------------
      The Boeing Co. 139,200                                               8,998
      Goodrich Corp. 207,700                                               7,492
      Lockheed Martin Corp. 149,200                                        9,036
      Northrop Grumman Corp. 170,800                                       9,163
      Precision Castparts Corp. 195,400                                    9,254
      Raytheon Co. 242,900                                                 8,975
                                                                     -----------
                                                                          52,918
      COMMERCIAL SERVICES & SUPPLIES 2.0%
      --------------------------------------------------------------------------
      Equifax, Inc. 267,300                                                9,214
      Herman Miller, Inc. 277,900                                          7,617
                                                                     -----------
                                                                          16,831
      CONSUMER DURABLES & APPAREL 3.3%
      --------------------------------------------------------------------------
    @ Hasbro, Inc. 300,000                                                 5,652
      K-Swiss, Inc., Class A 256,500                                       7,811
      Newell Rubbermaid, Inc. 405,000                                      9,311
      VF Corp. 105,000                                                     5,486
                                                                     -----------
                                                                          28,260
      DIVERSIFIED FINANCIALS 6.2%
      --------------------------------------------------------------------------
      American Express Co. 157,400                                         7,834
    o AmeriCredit Corp. 326,200                                            7,291
      Franklin Resources, Inc. 107,800                                     9,526
 o(2) Investment Technology Group,
      Inc. 320,600                                                        10,423
      Mellon Financial Corp. 263,800                                       8,360
      Principal Financial Group, Inc. 185,000                              9,181
                                                                     -----------
                                                                          52,615
      ENERGY 8.6%
      --------------------------------------------------------------------------
      Burlington Resources, Inc. 124,200                                   8,970
      ChevronTexaco Corp. 160,000                                          9,131
      Devon Energy Corp. 141,600                                           8,550
      Exxon Mobil Corp. 163,800                                            9,196
  (5) Helmerich & Payne, Inc. 177,500                                      9,833
o(10) Pride International, Inc. 343,000                                    9,628
   o  Transocean, Inc. 160,100                                             9,204
   o  Veritas DGC, Inc. 253,200                                            8,156
                                                                     -----------
                                                                          72,668


36 See financial notes.

SCHWAB PREMIER EQUITY FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      FOOD & STAPLES RETAILING 2.0%
      --------------------------------------------------------------------------
    o Kroger Co. 418,500                                                   8,328
      Supervalu, Inc. 279,600                                              8,788
                                                                     -----------
                                                                          17,116
      FOOD BEVERAGE & TOBACCO  6.8%
      --------------------------------------------------------------------------
      Archer-Daniels-Midland Co. 392,600                                   9,568
      The Coca-Cola Co. 218,400                                            9,343
      Kellogg Co. 157,400                                                  6,952
      PepsiAmericas, Inc. 348,000                                          8,115
    @ Pilgrim's Pride Corp., Class B 275,000                               8,657
      Tyson Foods, Inc., Class A 419,500                                   7,467
    @ Vector Group Ltd. 365,000                                            7,286
                                                                     -----------
                                                                          57,388
      HEALTH CARE EQUIPMENT & SERVICES 9.2%
      --------------------------------------------------------------------------
      Aetna, Inc. 95,460                                                   8,454
      Bausch & Lomb, Inc. 113,600                                          8,428
      Baxter International, Inc. 236,300                                   9,034
      Becton Dickinson & Co. 156,200                                       7,927
      CIGNA Corp. 80,800                                                   9,362
    o Express Scripts, Inc. 124,100                                        9,359
    o Haemonetics Corp. 133,000                                            6,444
      McKesson Corp. 203,200                                               9,231
      UnitedHealth Group, Inc. 163,600                                     9,471
                                                                     -----------
                                                                          77,710
      HOTELS RESTAURANTS & LEISURE 0.7%
      --------------------------------------------------------------------------
      Hilton Hotels Corp. 314,100                                          6,109

      HOUSEHOLD & PERSONAL PRODUCTS 0.6%
      --------------------------------------------------------------------------
      Kimberly-Clark Corp. 93,700                                          5,326

      INSURANCE 9.6%
      --------------------------------------------------------------------------
      AFLAC, Inc. 171,200                                                  8,180
    o Allmerica Financial Corp.218,300                                     8,317
      Chubb Corp. 103,000                                                  9,576
      Hartford Financial Services Group,
      Inc. 89,300                                                          7,122
      Loews Corp. 101,000                                                  9,391
    o Metlife, Inc. 185,700                                                9,175
      Nationwide Financial Services, Inc.,
      Class A 230,700                                                      9,318
  (8) Prudential Financial, Inc. 134,400                                   9,783
  (3) W.R. Berkley Corp. 234,300                                          10,239
                                                                     -----------
                                                                          81,101
      MATERIALS 3.5%
      --------------------------------------------------------------------------
    o Crown Holdings, Inc. 576,000                                         9,343
      Martin Marietta Materials, Inc. 112,500                              8,877
      Rohm & Haas Co. 118,100                                              5,141
      Vulcan Materials Co. 90,300                                          5,869
                                                                     -----------
                                                                          29,230
      MEDIA 2.0%
      --------------------------------------------------------------------------
    o DreamWorks Animation SKG,
      Inc. 354,000                                                        9,077
    o Getty Images, Inc. 94,700                                           7,861
                                                                     -----------
                                                                          16,938
      PHARMACEUTICALS & BIOTECHNOLOGY 5.4%
      --------------------------------------------------------------------------
      Applied Biosystems Group --
      Applera Corp. 393,200                                                9,543
    o Invitrogen Corp. 65,300                                              4,152
      Johnson & Johnson 130,700                                            8,185
    o King Pharmaceuticals, Inc. 609,200                                   9,400
      Merck & Co., Inc. 226,900                                            6,403
      Pfizer, Inc. 357,500                                                 7,772
                                                                     -----------
                                                                          45,455
      RETAILING 4.1%
      --------------------------------------------------------------------------
      American Eagle Outfitters, Inc. 330,900                              7,793
  (7) J.C. Penney Co., Inc. Holding
      Co. 191,100                                                          9,784
      Nordstrom, Inc. 210,600                                              7,297
 o(9) Payless Shoesource, Inc. 527,600                                     9,692
                                                                     -----------
                                                                          34,566
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.2%
      --------------------------------------------------------------------------
      Intel Corp. 394,800                                                  9,278
      National Semiconductor Corp. 411,300                                 9,307
      Texas Instruments, Inc. 285,700                                      8,157
                                                                     -----------
                                                                          26,742
      SOFTWARE & SERVICES 9.7%
      --------------------------------------------------------------------------
  (4) Autodesk, Inc. 217,900                                               9,834
    o BEA Systems, Inc. 838,300                                            7,394


                                                         See financial notes. 37

SCHWAB PREMIER EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Compuware Corp. 831,600                                              6,728
    o Earthlink, Inc. 853,100                                              9,393
      Fair Isaac Corp. 222,200                                             9,279
    o Oracle Corp. 522,200                                                 6,621
      The Reynolds & Reynolds Co.,
      Class A 288,100                                                      7,646
    o Sybase, Inc. 405,900                                                 9,031
    o Synopsys, Inc. 496,000                                               9,399
      United Online, Inc. 485,800                                          6,515
                                                                      ----------
                                                                          81,840
      TECHNOLOGY HARDWARE & EQUIPMENT 5.0%
      --------------------------------------------------------------------------
 o(1) Apple Computer, Inc. 181,300                                        10,441
    o Emulex Corp. 452,100                                                 8,368
    o NCR Corp. 299,300                                                    9,045
      Scientific-Atlanta, Inc. 197,600                                     7,003
   @o Xerox Corp. 512,400                                                  6,953
                                                                      ----------
                                                                          41,810
      TELECOMMUNICATION SERVICES 1.1%
      --------------------------------------------------------------------------
    o Crown Castle International
      Corp. 377,900                                                        9,266

      TRANSPORTATION 3.3%
      --------------------------------------------------------------------------
@o(6) AMR Corp. 727,200                                                    9,824
      CNF, Inc. 158,400                                                    8,913
      CSX Corp. 208,400                                                    9,547
                                                                      ----------
                                                                          28,284
      UTILITIES 3.0%
      --------------------------------------------------------------------------
      Duke Energy Corp. 263,300                                            6,972
      FirstEnergy Corp. 195,000                                            9,262
      PPL Corp. 303,400                                                    9,509
                                                                      ----------
                                                                          25,743

      SECURITY                                        FACE AMOUNT       VALUE
        RATE, MATURITY DATE                           ($ x 1,000)    ($ x 1,000)
      SHORT-TERM INVESTMENT
      0.3% of net assets

      Wachovia Bank, Grand Cayman
      Time Deposit
         3.48%, 11/01/05                                    2,307          2,307

END OF INVESTMENTS.

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      3.5% of net assets

      SHORT-TERM INVESTMENT 3.5%
      --------------------------------------------------------------------------
      Securities Lending Investments
      Fund 29,934,856                                                     29,935

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.


38 See financial notes.

SCHWAB PREMIER EQUITY FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2005. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value
   (including $29,453 of securities on loan)                           $842,288 a
Collateral invested for securities on loan                               29,935
Receivables:
   Fund shares sold                                                       4,476
   Dividends                                                                134
   Investments sold                                                       9,419
   Reimbursement from adviser                                                 4
   Income from securities on loan                                    +       17
                                                                     -----------
TOTAL ASSETS                                                            886,273

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                               29,935
Payables:
   Fund shares redeemed                                                     806
   Investments bought                                                    10,329
   Transfer agent and shareholder service fees                               11
   Trustees' fees                                                             1
Accrued expenses                                                     +       52
                                                                     -----------
TOTAL LIABILITIES                                                        41,134

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            886,273
TOTAL LIABILITIES                                                    -   41,134
                                                                     -----------
NET ASSETS                                                             $845,139

NET ASSETS BY SOURCE
Capital received from investors                                         804,014
Net investment income not yet distributed                                 2,233
Net realized capital losses                                                (546)
Net unrealized capital gains                                             39,438

NET ASSET VALUE (NAV) BY SHARE CLASS
                                                     SHARES
SHARE CLASS            NET ASSETS       /       OUTSTANDING       =         NAV
Investor Shares          $364,185                    34,032              $10.70
Select Shares            $480,954                    44,921              $10.71

  Unless stated, all numbers x 1,000.

a The fund paid $802,850 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                       $1,013,795
    Sales/maturities                  $211,757

  The fund's total security transactions with other Schwab Funds(R) during the period were $23,120.

  FEDERAL TAX DATA
  --------------------------------------------
  PORTFOLIO COST                      $802,850

  NET UNREALIZED GAINS AND LOSSES:
  Gains                                $65,938
  Losses                            +  (26,500)
                                    -----------
                                       $39,438

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                       $2,233
  Long-term capital gains                  $--

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:                 Loss amount
     2013                                 $546


                                                         See financial notes. 39

SCHWAB PREMIER EQUITY FUND

Statement of
OPERATIONS
For March 21, 2005 through October 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                $4,809
Interest                                                                    161
Securities on loan                                                   +       23
                                                                     -----------
TOTAL INVESTMENT INCOME                                                   4,993

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                                    (689)
Net realized gains on futures contracts                              +      143
                                                                     -----------
NET REALIZED LOSSES                                                        (546)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                      39,438

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 3,476 a
Transfer agent and shareholder service fees
   Investor Shares                                                          407 b
   Select Shares                                                            222 b
Trustees' fees                                                                6 c
Custodian fees                                                               25
Portfolio accounting fees                                                    58
Professional fees                                                            19
Registration fees                                                           105
Shareholder reports                                                          58
Other expenses                                                       +        3
                                                                     -----------
Total expenses                                                            4,379
Expense reduction                                                    -    1,619 d
                                                                     -----------
NET EXPENSES                                                              2,760

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   4,993
NET EXPENSES                                                         -    2,760
                                                                     -----------
NET INVESTMENT INCOME                                                     2,233
NET REALIZED LOSSES                                                        (546) e
NET UNREALIZED GAINS                                                 +   39,438 e
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $41,125

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.91% of the first
  $500 million; 0.885% of the next $500 million; and 0.86% of assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc.
  (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d Includes $1,401 from the investment adviser (CSIM) and $218 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the net operating expenses of this fund through June 30, 2005 at 0.00% for both Investor Shares and Select Shares. For the period July 1, 2005 through February 27, 2006, CSIM and Schwab have guaranteed to limit the annual net operating expenses of this fund as follows:

                           % OF AVERAGE
  SHARE CLASS            DAILY NET ASSETS
  ---------------------------------------
  Investor Shares                    1.30
  Select Shares                      1.15

  These limits exclude interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $38,892.


40 See financial notes.

SCHWAB PREMIER EQUITY FUND

Statements of
CHANGES IN NET ASSETS
For the current period only. Because the fund commenced operations on March 21, 2005, it has no prior report period. All numbers x 1,000. Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                                               3/21/05-10/31/05

Net investment income                                                    $2,233
Net realized losses                                                        (546)
Net unrealized gains                                           +         39,438
                                                                      ----------
INCREASE IN NET ASSETS
FROM OPERATIONS                                                         $41,125

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                                            3/21/05-10/31/05
                                                         SHARES           VALUE
SHARES SOLD
Investor Shares                                          37,370        $381,553
Select Shares                                         +  48,755         497,896
                                                      --------------------------
TOTAL SHARES SOLD                                        86,125        $879,449

SHARES REDEEMED
Investor Shares                                          (3,338)       ($35,148)
Select Shares                                         +  (3,834)        (40,287)
                                                      --------------------------
TOTAL SHARES REDEEMED                                    (7,172)       ($75,435) a

NET TRANSACTIONS IN FUND
SHARES                                                   78,953        $804,014

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                                            3/21/05-10/31/05
                                                         SHARES      NET ASSETS
Beginning of period                                          --             $--
Total increase                                        +  78,953         845,139 b
                                                      --------------------------
END OF PERIOD                                            78,953        $845,139 c

  Unless stated, all numbers x 1,000.

a The fund charges 2.00% of early withdrawal fees on shares redeemed 30 days or less after the purchase:

                                      CURRENT
                                       PERIOD
  Investor Shares                         $25
  Select Shares                       +    28
                                      -------
  TOTAL                                   $53

  Dollar amounts are net of the redemption fee proceeds.

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

c Includes distributable net investment income in the amount of $2,233.


                                                         See financial notes. 41

SCHWAB CORE EQUITY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                          11/1/04-    11/1/03-    11/1/02-    11/1/01-    11/1/00-
                                                          10/31/05    10/31/04    10/31/03    10/31/02    10/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($) 1
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      13.81       12.71       10.89       12.53       18.53
                                                          --------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                     0.13        0.12        0.10        0.08        0.08
   Net realized and unrealized gains or losses               2.03        1.09        1.79       (1.64)      (4.57)
                                                          --------------------------------------------------------------------------
   Total income or loss from investment operations           2.16        1.21        1.89      (1.56)       (4.49)
Less distributions:
   Dividends from net investment income                     (0.16)      (0.11)      (0.07)      (0.08)      (0.07)
   Distributions from net realized gains                       --          --          --          --       (1.44)
                                                          --------------------------------------------------------------------------
   Total distributions                                      (0.16)      (0.11)      (0.07)      (0.08)      (1.51)
                                                          --------------------------------------------------------------------------
Net asset value at end of period                            15.81       13.81       12.71       10.89       12.53
                                                          --------------------------------------------------------------------------
Total return (%)                                            15.74        9.57       17.54      (12.58)     (25.93)

RATIOS/SUPPLEMENTAL DATA (%) 1
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                    0.75        0.75        0.75        0.75        0.75
   Gross operating expenses                                  0.85        0.88        0.88        0.91        0.88
   Net investment income                                     0.93        0.89        0.94        0.63        0.55
Portfolio turnover rate                                        48          86          73         114         106
Net assets, end of period ($ x 1,000,000)                     547         263         237         179         210

1 Prior to June 1, 2002, the fund's day-to-day investment management was handled by a subadviser, Symphony Asset Management LLC.


42 See financial notes.

SCHWAB CORE EQUITY FUND

PORTFOLIO HOLDINGS as of October 31, 2005

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 @  All or a portion of this security is on loan

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
 98.7%  COMMON STOCK                                    482,220         540,259

  1.6%  SHORT-TERM
        INVESTMENT                                        8,649           8,649

  0.1%  U.S. TREASURY
        OBLIGATIONS                                         339             339
--------------------------------------------------------------------------------
100.4%  TOTAL INVESTMENTS                               491,208         549,247

  3.5%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                               18,941          18,941

(3.9)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (21,354)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                546,834

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       COMMON STOCK 98.7% of net assets

       AUTOMOBILES & COMPONENTS 0.6%
       -------------------------------------------------------------------------
     @ Ford Motor Co. 385,300                                              3,206

       BANKS 4.8%
       -------------------------------------------------------------------------
       Comerica, Inc. 72,000                                               4,160

   (6) UnionBanCal Corp. 322,600                                          22,092
                                                                     -----------
                                                                          26,252
       CAPITAL GOODS 10.6%
       -------------------------------------------------------------------------
  =(2) The Boeing Co. 401,200                                             25,934
     = Emerson Electric Co. 88,800                                         6,176
 =(10) Lockheed Martin Corp. 300,700                                      18,210
       Northrop Grumman Corp. 83,000                                       4,453
     = Raytheon Co. 80,000                                                 2,956
                                                                     -----------
                                                                          57,729
       COMMERCIAL SERVICES & SUPPLIES 0.4%
       -------------------------------------------------------------------------
       Equifax, Inc. 70,000                                                2,413

       CONSUMER DURABLES & APPAREL 1.2%
       -------------------------------------------------------------------------
       Black & Decker Corp. 24,900                                         2,045
       Nike, Inc., Class B 32,900                                          2,765
       The Stanley Works 35,000                                            1,678
                                                                     -----------
                                                                           6,488
       DIVERSIFIED FINANCIALS 12.0%
       -------------------------------------------------------------------------
   (1) American Express Co. 552,000                                       27,473
     o AmeriCredit Corp. 87,000                                            1,944
   (8) Franklin Resources, Inc. 227,600                                   20,113
     = Moody's Corp. 54,800                                                2,919
    =o Northern Trust Corp. 17,500                                           938
       Principal Financial Group,
       Inc. 243,600                                                       12,090
                                                                     -----------
                                                                          65,477
       ENERGY 7.2%
       -------------------------------------------------------------------------
       Burlington Resources, Inc. 90,500                                   6,536
     @ ChevronTexaco Corp. 130,000                                         7,419
   (3) Exxon Mobil Corp. 424,600                                          23,837
     o Pride International, Inc. 65,000                                    1,825
                                                                     -----------
                                                                          39,617
       FOOD & STAPLES RETAILING 0.8%
       -------------------------------------------------------------------------
       Supervalu, Inc. 145,000                                             4,557

       FOOD BEVERAGE & TOBACCO 4.4%
       -------------------------------------------------------------------------
   (5) The Coca-Cola Co. 540,500                                          23,123
       Kellogg Co. 26,700                                                  1,179
                                                                     -----------
                                                                          24,302


                                                         See financial notes. 43

SCHWAB CORE EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       HEALTH CARE EQUIPMENT & SERVICES 8.7%
       -------------------------------------------------------------------------
     = Aetna, Inc. 51,200                                                  4,534
       AmerisourceBergen Corp. 10,000                                        763
       Baxter International, Inc. 5,000                                      191
       Becton Dickinson & Co. 122,300                                      6,207
       CIGNA Corp. 39,500                                                  4,577
     o Coventry Health Care, Inc. 54,775                                   2,957
       McKesson Corp. 110,000                                              4,997
     o Pacificare Health Systems,
       Inc. 51,400                                                         4,233
       PerkinElmer, Inc. 63,000                                            1,391
     @ UnitedHealth Group, Inc. 216,828                                   12,552
     o WellPoint, Inc. 68,000                                              5,078
                                                                     -----------
                                                                          47,480
       HOTELS RESTAURANTS & LEISURE 1.2%
       -------------------------------------------------------------------------
       Hilton Hotels Corp. 346,500                                         6,739

       INSURANCE 8.6%
       -------------------------------------------------------------------------
     = AFLAC, Inc. 169,900                                                 8,118
    =o Allmerica Financial Corp. 14,000                                      533
     = AON Corp. 48,000                                                    1,625
     @ Chubb Corp. 33,400                                                  3,105
     o CNA Financial Corp. 109,500                                         3,372
     = Loews Corp. 48,500                                                  4,510
    =o Metlife, Inc. 366,000                                              18,084
     = Nationwide Financial Services, Inc.,
       Class A 10,000                                                        404
       Prudential Financial, Inc. 43,500                                   3,166
       W.R. Berkley Corp. 92,000                                           4,020
                                                                     -----------
                                                                          46,937
       MATERIALS 0.6%
       -------------------------------------------------------------------------
       Monsanto Co. 50,000                                                 3,150
       Nucor Corp. 6,500                                                     389
                                                                     -----------
                                                                           3,539
       MEDIA 0.8%
       -------------------------------------------------------------------------
     = Time Warner, Inc. 150,000                                           2,674
       Viacom, Inc., Class B 50,000                                        1,549
                                                                     -----------
                                                                           4,223
       PHARMACEUTICALS & BIOTECHNOLOGY 6.3%
       -------------------------------------------------------------------------
     = Applied Biosystems Group --
       Applera Corp. 32,500                                                  789
     = Johnson & Johnson 253,100                                          15,849
     o King Pharmaceuticals, Inc. 630,000                                  9,721
     o Kos Pharmaceuticals, Inc. 23,000                                    1,380
       Pfizer, Inc. 310,000                                                6,739
                                                                     -----------
                                                                          34,478
       RETAILING 2.4%
       -------------------------------------------------------------------------
       J.C. Penney Co., Inc. Holding
       Co. 255,000                                                        13,056

       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5.2%
       -------------------------------------------------------------------------
   (4) Intel Corp. 1,005,000                                              23,618
       National Semiconductor
       Corp. 182,500                                                       4,130
       Texas Instruments, Inc. 22,000                                        628
                                                                     -----------
                                                                          28,376
       SOFTWARE & SERVICES 5.6%
       -------------------------------------------------------------------------
     = Autodesk, Inc. 169,000                                              7,627
    =o BMC Software, Inc. 87,000                                           1,704
    =o Checkfree Corp. 16,000                                                680
    =o Citrix Systems, Inc. 26,500                                           731
     @ Computer Associates International,
       Inc. 56,100                                                         1,569
     o Compuware Corp. 155,000                                             1,254
     = Electronic Data Systems
       Corp. 80,200                                                        1,869
     o McAfee, Inc. 150,500                                                4,520
     = Microsoft Corp. 85,000                                              2,184
     o Oracle Corp. 213,500                                                2,707
       The Reynolds & Reynolds Co.,
       Class A 65,000                                                      1,725
    =o Sybase, Inc. 62,200                                                 1,384
    =o Synopsys, Inc. 152,500                                              2,890
                                                                     -----------
                                                                          30,844
       TECHNOLOGY HARDWARE & EQUIPMENT 9.2%
       -------------------------------------------------------------------------
     o Apple Computer, Inc. 111,800                                        6,438
     o Arrow Electronics, Inc. 77,000                                      2,272
   (7) Hewlett-Packard Co. 776,500                                        21,773
     = International Business Machines
       Corp. 10,000                                                          819


44 See financial notes.

SCHWAB CORE EQUITY FUND

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       Motorola, Inc. 336,900                                              7,466
     o NCR Corp. 126,000                                                   3,808
    =o Xerox Corp. 551,700                                                 7,487
                                                                     -----------
                                                                          50,063
       TELECOMMUNICATION SERVICES 1.7%
       -------------------------------------------------------------------------
       AT&T Corp. 58,020                                                   1,148
     @ BellSouth Corp. 81,500                                              2,121
     @ SBC Communications, Inc. 112,200                                    2,676
       Verizon Communications, Inc. 112,300                                3,538
                                                                     -----------
                                                                           9,483
       TRANSPORTATION 4.7%
       -------------------------------------------------------------------------
     = CNF, Inc. 113,500                                                   6,386
   (9) CSX Corp. 416,500                                                  19,080
                                                                     -----------
                                                                          25,466
       UTILITIES 1.7%
       -------------------------------------------------------------------------
     o The AES Corp. 170,400                                               2,708
       American Electric Power Co.,
       Inc. 6,000                                                            228
     = Duke Energy Corp. 9,000                                               238
     = Edison International 36,800                                         1,610
       FirstEnergy Corp. 100,000                                           4,750
                                                                     -----------
                                                                           9,534

       SHORT-TERM INVESTMENT
       1.6% of net assets

       Provident Institutional
       TempFund 8,649,050                                                  8,649

       SECURITY                                     FACE AMOUNT         VALUE
          RATE, MATURITY DATE                       ($ x 1,000)      ($ x 1,000)
       U.S. TREASURY OBLIGATIONS
       0.1% of net assets

     = U.S. Treasury Bill
          3.35%-3.48%, 12/15/05                             340              339

END OF INVESTMENTS.

       COLLATERAL INVESTED FOR SECURITIES ON LOAN
       3.5% of net assets

       COMMERCIAL PAPER & OTHER CORPORATE
       OBLIGATIONS 2.2%
       -------------------------------------------------------------------------
       Skandinav Enskilda Bank
          3.94%, 11/17/05                                12,147           12,147

       SECURITY AND NUMBER OF SHARES

       SHORT-TERM INVESTMENTS 1.3%
       -------------------------------------------------------------------------
       Institutional Money Market
       Trust 3,405,146                                                     3,405

       SECURITY                                     FACE AMOUNT
          RATE, MATURITY DATE                        ($ x 1,000)
       National City Bank,
       Time Deposit
          3.98%, 11/01/05                                 2,945            2,945
       Nordea Bank, Time Deposit
          4.03%, 11/01/05                                   222              222
       Rabobank, Time Deposit
          4.03%, 11/01/05                                   222              222
                                                                     -----------
                                                                           6,794

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 10/31/05. All numbers x $1,000 except number of contracts.

FUTURES CONTRACTS

                                       NUMBER OF     CONTRACT     UNREALIZED
                                       CONTRACTS      VALUE         LOSSES
S&P 500 Index, e-mini, Long
Expires 12/18/05                          100         6,049          (32)


                                                         See financial notes. 45

SCHWAB CORE EQUITY FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2005. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value
   (including $18,588 of securities on loan)                           $549,247 a
Collateral invested for securities on loan                               18,941
Receivables:
   Fund shares sold                                                       3,591
   Interest                                                                  25
   Dividends                                                                238
   Investments sold                                                       4,986
   Due from brokers for futures                                              51
   Income from securities on loan                                             6
Prepaid expenses                                                       +     25
                                                                       ---------
TOTAL ASSETS                                                            577,110

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                               18,941
Payables:
   Fund shares redeemed                                                     323
   Investments bought                                                    10,905
   Investment adviser and administrator fees                                 13
   Transfer agent and shareholder service fees                               11
Accrued expenses                                                       +     83
                                                                       ---------
TOTAL LIABILITIES                                                        30,276

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            577,110
TOTAL LIABILITIES                                                      - 30,276
                                                                       ---------
NET ASSETS                                                             $546,834

NET ASSETS BY SOURCE

Capital received from investors                                         490,455
Net investment income not yet distributed                                 2,244
Net realized capital losses                                              (3,872) b
Net unrealized capital gains                                             58,007 b

NET ASSET VALUE (NAV)

                     SHARES
NET ASSETS     /     OUTSTANDING     =     NAV
$546,834             34,590                $15.81

  Unless stated, all numbers x 1,000.

a The fund paid $491,208 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

  Purchases                           $416,789
  Sales/maturities                    $178,134

b These derive from investments and futures.

FEDERAL TAX DATA
-----------------------------------------------
PORTFOLIO COST                        $491,255

NET UNREALIZED GAINS AND LOSSES:
Gains                                  $69,299
Losses                             +   (11,307)
                                   ------------
                                       $57,992

NET UNDISTRIBUTED EARNINGS:
Ordinary income                         $2,244
Long-term capital gains                    $--

CAPITAL LOSSES UTILIZED                $14,568

UNUSED CAPITAL LOSSES:
Expires 10/31 of:                  Loss amount
  2011                                  $3,857


46 See financial notes.

SCHWAB CORE EQUITY FUND

Statement of
OPERATIONS
For November 1, 2004 through October 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                $6,090
Interest                                                                    178
Securities on loan                                                   +       26
                                                                     -----------
TOTAL INVESTMENT INCOME                                                   6,294

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                        14,357
Net realized gains on futures contracts                              +      353
                                                                     -----------
NET REALIZED GAINS                                                       14,710

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                      28,324
Net unrealized losses on futures contracts                           +      (58)
                                                                     -----------
NET UNREALIZED GAINS                                                     28,266

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 2,018 a
Transfer agent and shareholder service fees                                 935 b
Trustees' fees                                                                8 c
Custodian fees                                                               38
Portfolio accounting fees                                                    48
Professional fees                                                            28
Registration fees                                                            51
Shareholder reports                                                          50
Other expenses                                                       +        6
                                                                     -----------
Total expenses                                                            3,182
Expense reduction                                                    -      377 d
                                                                     -----------
NET EXPENSES                                                              2,805

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   6,294
NET EXPENSES                                                         -    2,805
                                                                     -----------
NET INVESTMENT INCOME                                                     3,489
NET REALIZED GAINS                                                       14,710 e
NET UNREALIZED GAINS                                                 +   28,266 e
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $46,465

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.54% of the first
  $500 million and 0.49% of assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the net operating expenses of this fund through February 27, 2006, to 0.75% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $42,976.


                                                         See financial notes. 47

SCHWAB CORE EQUITY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                     11/1/04-10/31/05          11/1/03-10/31/04
Net investment income                          $3,489                    $2,298
Net realized gains                             14,710                    27,990
Net unrealized gains or losses       +         28,266                    (7,414)
                                     -------------------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                46,465                    22,874

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income           $3,112                    $2,074 a,b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                        11/1/04-10/31/05      11/1/03-10/31/04
                                       SHARES       VALUE     SHARES      VALUE
Shares sold                            19,737    $304,359      4,444    $59,997
Shares reinvested                         184       2,745        144      1,891
Shares redeemed                      + (4,354)    (66,406)    (4,213)   (56,963) c
                                     -------------------------------------------
NET TRANSACTIONS
IN FUND SHARES                         15,567    $240,698       375      $4,925

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                         11/1/04-10/31/05     11/1/03-10/31/04
                                       SHARES   NET ASSETS  SHARES   NET ASSETS
Beginning of period                    19,023     $262,783  18,648     $237,058
Total increase                       + 15,567      284,051     375       25,725 d
                                     -------------------------------------------
END OF PERIOD                          34,590     $546,834  19,023     $262,783 e

  Unless stated, all numbers x 1,000.

a UNAUDITED

  For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

  The fund designates $3,112 of the dividend distribution for the fiscal year ended 10/31/05 as qualified dividends for the purpose of the maximum rate under Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2006 via IRS Form 1099 of the amounts for use in preparing their 2005 income tax return.

b The tax-basis components of distributions paid are:

  CURRENT PERIOD
  Ordinary income                       $3,112
  Long-term capital gains                  $--

  PRIOR PERIOD
  Ordinary income                       $2,074
  Long-term capital gains                  $--

c For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

  CURRENT PERIOD                           $17

  Dollar amounts are net of the redemption fee proceeds.

d Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value from transactions in fund shares, minus distributions paid.

e Includes distributable net investment income in the amount of $2,244 and $1,867 at the end of the current period and prior period, respectively.

  Percent of fund shares owned by other Schwab Funds(R) as of the end of the current period:

  SCHWAB TARGET FUNDS
  Schwab Target 2010 Fund                 0.6%
  Schwab Target 2020 Fund                 0.6%
  Schwab Target 2030 Fund                 0.4%
  Schwab Target 2040 Fund                 0.2%


48 See financial notes.

SCHWAB DIVIDEND EQUITY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                               11/1/04-      11/1/03-      9/2/03 1-
INVESTOR SHARES                                                10/31/05      10/31/04      10/31/03
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                           12.06         10.60         10.00
                                                               ---------------------------------------------------------------------
Income from investment operations:
   Net investment income                                          0.26          0.29          0.05
   Net realized and unrealized gains                              0.93          1.49          0.55
                                                               ---------------------------------------------------------------------
   Total income from investment operations                        1.19          1.78          0.60
Less distributions:
   Dividends from net investment income                          (0.26)        (0.32)           --
   Distributions from net realized gains                         (0.19)           --            --
                                                               ---------------------------------------------------------------------
   Total distributions                                           (0.45)        (0.32)           --
                                                               ---------------------------------------------------------------------
Net asset value at end of period                                 12.80         12.06         10.60
                                                               ---------------------------------------------------------------------
Total return (%)                                                  9.98         17.00          6.00 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                         1.07          0.65            --
   Gross operating expenses                                       1.09          1.19          1.34 3
   Net investment income                                          2.17          2.71          3.41 3
Portfolio turnover rate                                             26            39             2 2
Net assets, end of period ($ x 1,000,000)                          528           267            94

1 Commencement of operations.

2 Not annualized.

3 Annualized.


                                                         See financial notes. 49

SCHWAB DIVIDEND EQUITY FUND

FINANCIAL HIGHLIGHTS


                                                               11/1/04-      11/1/03-      9/2/03 1-
SELECT SHARES                                                  10/31/05      10/31/04      10/31/03
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                           12.06         10.60         10.00
                                                               ---------------------------------------------------------------------
Income from investment operations:
   Net investment income                                          0.28          0.31          0.05
   Net realized and unrealized gains                              0.93          1.48          0.55
                                                               ---------------------------------------------------------------------
   Total income from investment operations                        1.21          1.79          0.60
Less distributions:
   Dividends from net investment income                          (0.28)        (0.33)           --
   Distributions from net realized gains                         (0.19)           --            --
                                                               ---------------------------------------------------------------------
   Total distributions                                           (0.47)        (0.33)           --
                                                               ---------------------------------------------------------------------
Net asset value at end of period                                 12.80         12.06         10.60
                                                               ---------------------------------------------------------------------
Total return (%)                                                 10.17         17.07          6.00 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                         0.92          0.54            --
   Gross operating expenses                                       0.94          1.04          1.19 3
   Net investment income                                          2.32          2.83          3.41 3
Portfolio turnover rate                                             26            39             2 2
Net assets, end of period ($ x 1,000,000)                          509           252           111

1 Commencement of operations.

2 Not annualized.

3 Annualized.


50 See financial notes.

SCHWAB DIVIDEND EQUITY FUND

PORTFOLIO HOLDINGS as of October 31, 2005

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 @  All or a portion of this security is on loan

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
 99.3%  COMMON STOCK                                    958,749        1,029,934

  0.3%  SHORT-TERM
        INVESTMENT                                        3,095            3,095

  0.0%  U.S. TREASURY
        OBLIGATION                                          254              254
--------------------------------------------------------------------------------
 99.6%  TOTAL INVESTMENTS                               962,098        1,033,283

  0.0%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                                  142              142

  0.4%  OTHER ASSETS AND
        LIABILITIES, NET                                                   3,664
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                               1,037,089

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       COMMON STOCK 99.3% of net assets

       AUTOMOBILES & COMPONENTS 0.6%
       -------------------------------------------------------------------------
       Ford Motor Co. 765,200                                              6,366

       BANKS 12.9%
       -------------------------------------------------------------------------
       AmSouth Bancorp. 247,900                                            6,255
     = Bank of America Corp. 280,400                                      12,265
       Comerica, Inc. 212,500                                             12,278
       Huntington Bancshares, Inc. 228,000                                 5,303
       KeyCorp, Inc. 367,500                                              11,848
       National City Corp. 356,400                                        11,487
       Peoples Bank-Bridgeport 202,500                                     6,520
   (4) PNC Financial Services Group,
       Inc. 233,400                                                       14,170
       SunTrust Banks, Inc. 158,487                                       11,487
     = U.S. Bancorp 449,300                                               13,290
       UnionBanCal Corp. 114,000                                           7,807
       Wachovia Corp. 255,700                                             12,918
       Wells Fargo & Co. 139,200                                           8,380
                                                                     -----------
                                                                         134,008
       CAPITAL GOODS 11.1%
       -------------------------------------------------------------------------
       3M Co. 158,200                                                     12,020
     = The Boeing Co. 190,000                                             12,282
       Emerson Electric Co. 194,300                                       13,514
     @ GATX Corp. 220,000                                                  8,221
       Goodrich Corp. 275,000                                              9,919
       Harsco Corp. 87,200                                                 5,603
       Lockheed Martin Corp. 205,000                                      12,415
       Masco Corp. 150,000                                                 4,275
       Northrop Grumman Corp. 125,000                                      6,706
       Raytheon Co. 292,000                                               10,789
     = Rockwell Automation, Inc. 156,600                                   8,323
       Textron, Inc. 156,000                                              11,238
                                                                     -----------
                                                                         115,305
       COMMERCIAL SERVICES & SUPPLIES 1.8%
       -------------------------------------------------------------------------
       Pitney Bowes, Inc. 150,700                                          6,341
       R.R. Donnelley & Sons Co. 290,000                                  10,156
     o The ServiceMaster Co. 167,800                                       2,111
                                                                     -----------
                                                                          18,608
       CONSUMER DURABLES & APPAREL 3.3%
       -------------------------------------------------------------------------
       Fortune Brands, Inc. 108,500                                        8,243
       Newell Rubbermaid, Inc. 467,600                                    10,750
       The Stanley Works 153,000                                           7,333
       VF Corp. 142,900                                                    7,467
                                                                     -----------
                                                                          33,793


                                                         See financial notes. 51

SCHWAB DIVIDEND EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       DIVERSIFIED FINANCIALS 4.3%
       -------------------------------------------------------------------------
       The Bank of New York Co.,
       Inc. 150,000                                                        4,693
       Citigroup, Inc. 100,000                                             4,578
  =(6) JPMorgan Chase & Co. 375,584                                       13,754
       Mellon Financial Corp. 408,900                                     12,958
       SLM Corp. 160,000                                                   8,885
                                                                     -----------
                                                                          44,868
       ENERGY 5.5%
       -------------------------------------------------------------------------
   (1) ChevronTexaco Corp. 292,756                                        16,708
   (3) ConocoPhillips 218,600                                             14,292
       Exxon Mobil Corp. 225,800                                          12,676
   (7) Marathon Oil Corp. 228,400                                         13,741
                                                                     -----------
                                                                          57,417
       FOOD BEVERAGE & TOBACCO 8.7%
       -------------------------------------------------------------------------
  (10) Altria Group, Inc. 180,300                                         13,531
       The Coca-Cola Co. 311,000                                          13,305
       General Mills, Inc. 225,000                                        10,858
       H.J. Heinz Co. 206,500                                              7,331
       Hershey Foods Corp. 17,000                                            966
   (2) Kellogg Co. 323,900                                                14,307
       PepsiCo, Inc. 140,000                                               8,271
       Reynolds American, Inc. 153,000                                    13,005
     = UST, Inc. 200,500                                                   8,299
                                                                     -----------
                                                                          89,873
       HEALTH CARE EQUIPMENT & SERVICES 2.3%
       -------------------------------------------------------------------------
       Becton Dickinson & Co. 179,000                                      9,084
       HCA, Inc. 190,000                                                   9,156
       PerkinElmer, Inc. 250,500                                           5,529
                                                                     -----------
                                                                          23,769
       HOUSEHOLD & PERSONAL PRODUCTS 3.5%
       -------------------------------------------------------------------------
       Clorox Co. 151,500                                                  8,199
       Colgate-Palmolive Co. 150,000                                       7,944
       Kimberly-Clark Corp. 191,000                                       10,856
       Procter & Gamble Co. 168,950                                        9,460
                                                                     -----------
                                                                          36,459
       INSURANCE 8.0%
       -------------------------------------------------------------------------
       The Allstate Corp. 193,200                                         10,199
       AON Corp. 371,250                                                  12,567
       Chubb Corp. 138,000                                                12,830
       Fidelity National Financial,
       Inc. 135,000                                                        5,057
       Jefferson-Pilot Corp. 125,000                                       6,860
       Lincoln National Corp. 254,200                                     12,865
       Mercury General Corp. 82,100                                        4,963
       Safeco Corp. 64,200                                                 3,576
   (5) The St. Paul Travelers Cos.,
       Inc. 308,000                                                       13,869
                                                                     -----------
                                                                          82,786
       MATERIALS 4.4%
       -------------------------------------------------------------------------
       The Dow Chemical Co. 212,700                                        9,754
       MeadWestvaco Corp. 254,000                                          6,660
       PPG Industries, Inc. 145,500                                        8,726
       Rohm & Haas Co. 219,000                                             9,533
       Weyerhaeuser Co. 167,000                                           10,578
                                                                     -----------
                                                                          45,251
       MEDIA 0.8%
       -------------------------------------------------------------------------
       The McGraw-Hill Cos., Inc. 180,000                                  8,809

       PHARMACEUTICALS & BIOTECHNOLOGY 4.4%
       -------------------------------------------------------------------------
       Abbott Laboratories 165,000                                         7,103
       Johnson & Johnson 207,000                                          12,962
       Merck & Co., Inc. 404,700                                          11,421
       Pfizer, Inc. 483,000                                               10,500
       Wyeth 80,000                                                        3,565
                                                                     -----------
                                                                          45,551
       RETAILING 0.5%
       -------------------------------------------------------------------------
       Genuine Parts Co. 121,000                                           5,369

       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.1%
       -------------------------------------------------------------------------
     = Intel Corp. 484,000                                                11,374

       SOFTWARE & SERVICES 2.8%
       -------------------------------------------------------------------------
       Automatic Data Processing,
       Inc. 80,500                                                         3,756
       Electronic Data Systems
       Corp. 380,000                                                       8,858
       Microsoft Corp. 510,000                                            13,107
       The Reynolds & Reynolds Co.,
       Class A 115,000                                                     3,052
                                                                     -----------
                                                                          28,773


52 See financial notes.

SCHWAB DIVIDEND EQUITY FUND

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       TECHNOLOGY HARDWARE & EQUIPMENT 4.4%
       -------------------------------------------------------------------------
       Harris Corp. 120,000                                                4,932
   (8) Hewlett-Packard Co. 490,000                                        13,740
       International Business Machines
       Corp. 160,000                                                      13,101
   (9) Motorola, Inc. 615,000                                             13,628
                                                                     -----------
                                                                          45,401
       TELECOMMUNICATION SERVICES 6.2%
       -------------------------------------------------------------------------
     = Alltel Corp. 194,800                                               12,050
       AT&T Corp. 415,100                                                  8,211
       BellSouth Corp. 451,600                                            11,751
       Citizens Communications Co. 535,000                                 6,549
       SBC Communications, Inc. 331,500                                    7,906
       Sprint Corp. (FON Group) 295,800                                    6,895
       Verizon Communications, Inc. 337,300                               10,628
                                                                     -----------
                                                                          63,990
       UTILITIES 12.7%
       -------------------------------------------------------------------------
       American Electric Power Co.,
       Inc. 336,000                                                       12,755
       Centerpoint Energy, Inc. 447,500                                    5,925
       Consolidated Edison, Inc. 183,100                                   8,331
       Constellation Energy Group,
       Inc. 196,700                                                       10,779
       Duke Energy Corp. 435,814                                          11,540
       Edison International 304,000                                       13,303
       Entergy Corp. 168,000                                              11,881
       Exelon Corp. 171,400                                                8,918
       FirstEnergy Corp. 249,100                                          11,832
       National Fuel Gas Co. 139,300                                       4,199
       Pinnacle West Capital Corp. 148,000                                 6,180
       PPL Corp. 250,000                                                   7,835
       TECO Energy, Inc. 225,000                                           3,892
       TXU Corp. 125,000                                                  12,594
       Xcel Energy, Inc. 120,000                                           2,200
                                                                     -----------
                                                                         132,164

       SECURITY                                     FACE AMOUNT
          RATE, MATURITY DATE                       ($ x 1,000)
       SHORT-TERM INVESTMENT
       0.3% of net assets

       Wachovia Bank, Grand Cayman
       Time Deposit
          3.48%, 11/01/05                                 3,095            3,095

       U.S. TREASURY OBLIGATION
       0.0% of net assets

     = U.S. Treasury Bill
          3.35%, 12/15/05                                   255              254

END OF INVESTMENTS.

       SECURITY AND NUMBER OF SHARES
       COLLATERAL INVESTED FOR SECURITIES ON LOAN
       0.0% of net assets

       SHORT-TERM INVESTMENT 0.0%
       -------------------------------------------------------------------------
       Securities Lending Investments
       Fund 141,740                                                          142

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 10/31/05. All numbers x $1,000 except number of contracts.

FUTURES CONTRACTS

                                       NUMBER OF     CONTRACT     UNREALIZED
                                       CONTRACTS      VALUE         LOSSES
S&P 500 Index, e-mini, Long
expires 12/18/05                           40         2,420          (58)


                                                         See financial notes. 53

SCHWAB DIVIDEND EQUITY FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2005. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value
   (including $142 of securities on loan)                             $1,033,283 a
Collateral invested for securities on loan                                   142
Receivables:
   Fund shares sold                                                        2,494
   Dividends                                                               1,655
   Investments sold                                                        9,418
   Due from brokers for futures                                               20
   Income from securities on loan                                              1
Prepaid expenses                                                    +         50
                                                                    ------------
TOTAL ASSETS                                                           1,047,063

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                                   142
Payables:
   Fund shares redeemed                                                      889
   Investments bought                                                      8,743
   Investment adviser and administrator fees                                  57
   Transfer agent and shareholder service fees                                15
Accrued expenses                                                    +        128
                                                                    ------------
TOTAL LIABILITIES                                                          9,974

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                           1,047,063
TOTAL LIABILITIES                                                   -      9,974
                                                                    ------------
NET ASSETS                                                            $1,037,089

NET ASSETS BY SOURCE
Capital received from investors                                          950,687
Net investment income not yet distributed                                  1,911
Net realized capital gains                                                13,364 b
Net unrealized capital gains                                              71,127 b

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                    SHARES
SHARE CLASS           NET ASSETS       /       OUTSTANDING      =             NAV
Investor Shares         $527,642                    41,235                 $12.80
Select Shares           $509,447                    39,813                 $12.80

  Unless stated, all numbers x 1,000.

a The fund paid $962,098 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                         $685,487
    Sales/maturities                  $210,175

  The fund's total security transactions with other Schwab Funds(R) during the period were $3,702.

b These derive from investments and futures.

  FEDERAL TAX DATA
  ---------------------------------------------
  PORTFOLIO COST                       $962,098

  NET UNREALIZED GAINS AND LOSSES:
  Gains                                 $87,200
  Losses                            +   (16,015)
                                    ------------
                                        $71,185

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                        $1,911
  Long-term capital gains               $13,306


54 See financial notes.

SCHWAB DIVIDEND EQUITY FUND

Statement of
OPERATIONS
For November 1, 2004 through October 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                               $26,625
Interest                                                                    233
Securities on loan                                                    +       2
                                                                      ----------
TOTAL INVESTMENT INCOME                                                  26,860

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments sold                                   13,305
Net realized gains on futures contracts                               +      59
                                                                      ----------
NET REALIZED GAINS                                                       13,364

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                      29,658
Net unrealized losses on futures contracts                            +     (58)
                                                                      ----------
NET UNREALIZED GAINS                                                     29,600

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 6,570 a
Transfer agent and shareholder service fees:
   Investor Shares                                                        1,073 b
   Select Shares                                                            401 b
Trustees' fees                                                               10 c
Custodian fees                                                               41
Portfolio accounting fees                                                   122
Professional fees                                                            35
Registration fees                                                           124
Shareholder reports                                                          72
Other expenses                                                        +      10
                                                                      ----------
Total expenses                                                            8,458
Expense reduction                                                     -     155 d
                                                                      ----------
NET EXPENSES                                                              8,303

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  26,860
NET EXPENSES                                                          -   8,303
                                                                      ----------
NET INVESTMENT INCOME                                                    18,557
NET REALIZED GAINS                                                       13,364 e
NET UNREALIZED GAINS                                                  +  29,600 e
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $61,521

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.775% of the first
  $500 million; 0.77% of the next $500 million; and 0.76% of assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

  Prior to February 28, 2005, these fees were calculated as 0.85% of average daily net assets.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). This reduction reflects a guarantee by CSIM and Schwab to limit the annual net operating expenses of this fund through February 27, 2006 as follows:

                                  % OF AVERAGE
  SHARE CLASS                 DAILY NET ASSETS
  --------------------------------------------
  Investor Shares                         1.10
  Select Shares                           0.95

  These limits exclude interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $42,964.


                                                         See financial notes. 55

SCHWAB DIVIDEND EQUITY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                         11/1/04-10/31/05       11/1/03-10/31/04
Net investment income                             $18,557                $10,630
Net realized gains                                 13,364                  9,619
Net unrealized gains                     +         29,600                 31,897
                                         ---------------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                    61,521                 52,146

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                     8,840                  5,107
Select Shares                            +          8,874                  5,389
                                         ---------------------------------------
TOTAL DIVIDENDS FROM NET
INVESTMENT INCOME                                  17,714                 10,496

DISTRIBUTIONS FROM NET REALIZED GAINS
Investor Shares                                     4,838                     --
Select Shares                            +          4,386                     --
                                         ---------------------------------------
TOTAL DISTRIBUTIONS FROM NET
REALIZED GAINS                                      9,224                     --

TOTAL DISTRIBUTIONS                               $26,938                $10,496 a,b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                    11/1/04-10/31/05        11/1/03-10/31/04
                                 SHARES        VALUE       SHARES         VALUE
SHARES SOLD
Investor Shares                  27,892     $355,147       16,485      $189,992
Select Shares                 +  24,348      310,884       13,314       153,084
                              --------------------------------------------------
TOTAL SHARES SOLD                52,240     $666,031       29,799      $343,076

SHARES REINVESTED
Investor Shares                     854      $10,806          331        $3,809
Select Shares                 +     731        9,263          307         3,531
                              --------------------------------------------------
TOTAL SHARES REINVESTED           1,585      $20,069          638        $7,340

SHARES REDEEMED
Investor Shares                  (9,697)   ($124,160)      (3,492)     ($40,556)
Select Shares                 +  (6,148)     (78,680)      (3,202)      (37,066)
                              --------------------------------------------------
TOTAL SHARES REDEEMED           (15,845)   ($202,840)      (6,694)     ($77,622) c

NET TRANSACTIONS IN FUND
SHARES                           37,980     $483,260       23,743      $272,794

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                  11/1/04-10/31/05          11/1/03-10/31/04
                                SHARES     NET ASSETS      SHARES    NET ASSETS
Beginning of period             43,068       $519,246      19,325      $204,802
Total increase                + 37,980        517,843      23,743       314,444
                              --------------------------------------------------
END OF PERIOD                   81,048     $1,037,089      43,068      $519,246 d

  Unless stated, all numbers x 1,000.

a UNAUDITED

  For corporations, 88% of the fund's dividends for the report period qualify for the dividends-received deduction.

  The fund designates $23,020 of the dividend distribution for the fiscal year ended 10/31/05 as qualified dividends for the purpose of the maximum rate under Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2006 via IRS Form 1099 of the amounts for use in preparing their 2005 income tax return.

b The tax-basis components of distributions paid are:

                            CURRENT    PRIOR
                            PERIOD     PERIOD
  Ordinary
  income                    $26,230   $10,496

  Long-term
  capital gains                $708       $--

c For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

                                      CURRENT
                                       PERIOD
  Investor Shares                         $15
  Select Shares                       +    19
                                      -------
  TOTAL                                   $34

  Dollar amounts are net of the redemption fee proceeds.

d Includes distributable net investment income in the amount of $1,911 and $1,068 at the end of the current period and prior period, respectively.

  Percent of fund shares owned by other Schwab Funds(R) as of the end of the current period:

  SCHWAB TARGET FUNDS
  Schwab Target 2010 Fund                0.2%
  Schwab Target 2020 Fund                0.3%
  Schwab Target 2030 Fund                0.2%
  Schwab Target 2040 Fund                0.1%
  Schwab Retirement Income
    Fund                                 0.2%


56 See financial notes.

SCHWAB LARGE-CAP GROWTH FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                              10/3/05 1-
INVESTOR SHARES                                                10/31/05
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                           10.00
                                                               ---------------------------------------------------------------------
Income or loss from investment operations:
   Net investment loss                                           (0.00) 2
   Net realized and unrealized losses                            (0.27)
                                                               ---------------------------------------------------------------------
   Total loss from investment operations                         (0.27)
                                                               ---------------------------------------------------------------------
Net asset value at end of period                                  9.73
                                                               ---------------------------------------------------------------------
Total return (%)                                                 (2.70) 3

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                         1.20 4
   Gross operating expenses                                       1.71 4
   Net investment loss                                           (0.61) 4
Portfolio turnover rate                                              4 3
Net assets, end of period ($ x 1,000,000)                           25

1 Commencement of operations.

2 Per share amount was less than $0.01.

3 Not annualized.

4 Annualized.


                                                         See financial notes. 57

SCHWAB LARGE-CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

                                                               10/3/05 1-
SELECT SHARES                                                  10/31/05
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                           10.00
                                                               ---------------------------------------------------------------------
Income or loss from investment operations:
   Net investment loss                                           (0.00) 2
   Net realized and unrealized losses                            (0.27)
                                                               ---------------------------------------------------------------------
   Total loss from investment operations                         (0.27)
                                                               ---------------------------------------------------------------------
Net asset value at end of period                                  9.73
                                                               ---------------------------------------------------------------------
Total return (%)                                                 (2.70) 3

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                         0.99  4
   Gross operating expenses                                       1.56  4
   Net investment loss                                           (0.40) 4
Portfolio turnover rate                                              4  3
Net assets, end of period ($ x 1,000,000)                           33

1 Commencement of operations.

2 Per share amount was less than $0.01.

3 Not annualized.

4 Annualized.


58 See financial notes.

SCHWAB LARGE-CAP GROWTH FUND

PORTFOLIO HOLDINGS as of October 31, 2005

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o Non-income producing security

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
 99.4%  COMMON STOCK                                     59,235          58,047

  0.7%  SHORT-TERM
        INVESTMENT                                          401             401
--------------------------------------------------------------------------------
100.1%  TOTAL INVESTMENTS                                59,636          58,448

(0.1)%  OTHER ASSETS AND
        LIABILITIES, NET                                                    (67)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 58,381

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       COMMON STOCK 99.4% of net assets

       CAPITAL GOODS 9.3%
       -------------------------------------------------------------------------
       The Boeing Co. 18,800                                               1,215
   (7) General Dynamics Corp. 15,600                                       1,815
       Lockheed Martin Corp. 16,300                                          987
       Precision Castparts Corp. 14,000                                      663
       Rockwell Collins, Inc. 16,000                                         733
                                                                     -----------
                                                                           5,413
       COMMERCIAL SERVICES & SUPPLIES 2.4%
       -------------------------------------------------------------------------
       Equifax, Inc. 18,000                                                  621
     o Monster Worldwide, Inc. 24,000                                        787
                                                                     -----------
                                                                           1,408
       CONSUMER DURABLES & APPAREL 2.0%
       -------------------------------------------------------------------------
       Harman International Industries,
       Inc. 8,300                                                            829
       The Stanley Works 7,000                                               335
                                                                     -----------
                                                                           1,164
       DIVERSIFIED FINANCIALS 7.2%
       -------------------------------------------------------------------------
       American Express Co. 14,000                                           697
       Capital One Financial Corp. 8,500                                     649
       Federated Investors, Inc.,
       Class B 10,000                                                        350
       Franklin Resources, Inc. 9,600                                        848
       Moody's Corp. 16,000                                                  852
       Northern Trust Corp. 15,000                                           804
                                                                     -----------
                                                                           4,200
       ENERGY 6.2%
       -------------------------------------------------------------------------
       ChevronTexaco Corp. 15,600                                            890
   (4) Exxon Mobil Corp. 35,800                                            2,010
       Helmerich & Payne, Inc. 12,800                                        709
                                                                     -----------
                                                                           3,609
       FOOD BEVERAGE & TOBACCO 5.6%
       -------------------------------------------------------------------------
       Altria Group, Inc. 12,000                                             901
  (10) The Coca-Cola Co. 31,300                                            1,339
       Kellogg Co. 16,000                                                    707
       PepsiCo, Inc. 5,900                                                   348
                                                                     -----------
                                                                           3,295
       HEALTH CARE EQUIPMENT & SERVICES 10.2%
       -------------------------------------------------------------------------
       Baxter International, Inc. 24,500                                     937
       Becton Dickinson & Co. 15,000                                         761
     o Express Scripts, Inc. 13,500                                        1,018
     o Lincare Holdings, Inc. 17,000                                         695
   (8) UnitedHealth Group, Inc. 26,600                                     1,540
     o WellPoint, Inc. 13,300                                                993
                                                                     -----------
                                                                           5,944


                                                         See financial notes. 59

SCHWAB LARGE-CAP GROWTH FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       HOTELS RESTAURANTS & LEISURE 1.1%
       -------------------------------------------------------------------------
       Hilton Hotels Corp. 34,000                                            661
       INSURANCE 5.1%
       -------------------------------------------------------------------------
       AFLAC, Inc. 18,500                                                    884
       American International Group, Inc. 19,800                           1,283
       W.R. Berkley Corp. 18,000                                             787
                                                                     -----------
                                                                           2,954
       MATERIALS 1.7%
       -------------------------------------------------------------------------
       Freeport-McMoran Copper & Gold, Inc.,
       Class B 20,000                                                        988

       MEDIA 2.1%
       -------------------------------------------------------------------------
     o Getty Images, Inc. 10,500                                             872
       The McGraw-Hill Cos., Inc. 7,500                                      367
                                                                     -----------
                                                                           1,239
       PHARMACEUTICALS & BIOTECHNOLOGY 12.3%
       -------------------------------------------------------------------------
     o Amgen, Inc. 16,200                                                  1,227
     o Barr Pharmaceuticals, Inc. 8,000                                      460
   (1) Johnson & Johnson 41,200                                            2,580
   (3) Pfizer, Inc. 93,100                                                 2,024
       Schering-Plough Corp. 44,000                                          895
                                                                     -----------
                                                                           7,186
       RETAILING 5.0%
       -------------------------------------------------------------------------
     o eBay, Inc. 32,100                                                   1,271
       J.C. Penney Co., Inc. Holding Co. 15,400                              789
     o Weight Watchers International,
       Inc. 16,100                                                           846
                                                                     -----------
                                                                           2,906
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 7.7%
       -------------------------------------------------------------------------
     o Broadcom Corp., Class A 18,500                                        786
   (2) Intel Corp. 94,300                                                  2,216
       National Semiconductor Corp. 13,000                                   294
       Texas Instruments, Inc. 43,200                                      1,233
                                                                     -----------
                                                                           4,529
       SOFTWARE & SERVICES 7.9%
       -------------------------------------------------------------------------
       Autodesk, Inc. 17,000                                                 767
     o Cadence Design Systems, Inc. 41,000                                   655
     o DST Systems, Inc. 13,000                                              730
     o Google, Inc., Class A  2,000                                          744
     o McAfee, Inc. 20,000                                                   601
       Microsoft Corp. 43,000                                              1,105
                                                                     -----------
                                                                           4,602
       TECHNOLOGY HARDWARE & EQUIPMENT 12.5%
       -------------------------------------------------------------------------
       Corning, Inc. 51,500                                                1,035
   (6) Hewlett-Packard Co. 66,800                                          1,873
   (5) International Business Machines
       Corp. 22,900                                                        1,875
       Motorola, Inc. 52,500                                               1,163
   (9) Qualcomm, Inc. 34,400                                               1,368
                                                                     -----------
                                                                           7,314
       UTILITIES 1.1%
       -------------------------------------------------------------------------
       TXU Corp. 6,300                                                       635

       SECURITY                                     FACE AMOUNT
          RATE, MATURITY DATE                       ($ x 1,000)
       SHORT-TERM INVESTMENT
       0.7% of net assets

       Wells Fargo, Grand Cayman
       Time Deposit
          3.48%, 11/01/05                                   401              401

END OF INVESTMENTS.


60 See financial notes.

SCHWAB LARGE-CAP GROWTH FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2005. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                   $58,448 a
Receivables:
   Fund shares sold                                                         719
   Dividends                                                                 14
   Investments sold                                                       1,290
Prepaid expenses                                                     +       19
                                                                     -----------
TOTAL ASSETS                                                             60,490

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                      32
   Investments bought                                                     2,048
   Investment adviser and administrator fees                                  4
   Transfer agent and shareholder service fees                                1
Accrued expenses                                                     +       24
                                                                     -----------
TOTAL LIABILITIES                                                         2,109

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                             60,490
TOTAL LIABILITIES                                                    -    2,109
                                                                     -----------
NET ASSETS                                                              $58,381

NET ASSETS BY SOURCE
Capital received from investors                                          59,740
Net realized capital losses                                                (171)
Net unrealized capital losses                                            (1,188)

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                      SHARES
SHARE CLASS             NET ASSETS       /       OUTSTANDING       =         NAV
Investor Shares            $25,447                     2,616               $9.73
Select Shares              $32,934                     3,385               $9.73

  Unless stated, all numbers x 1,000.

a The fund paid $59,636 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                               $61,519
    Sales/maturities                         $2,113

  The fund's total security transactions with other Schwab Funds(R) during the period were $824.

  FEDERAL TAX DATA
  --------------------------------------------------
  PORTFOLIO COST                            $59,649

  NET UNREALIZED GAINS AND LOSSES:
  Gains                                        $867
  Losses                              +      (2,068)
                                      --------------
                                            $(1,201)

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:                   Loss amount
     2013                                      $158

  RECLASSIFICATIONS:
  Net investment income
     not yet distributed                        $21

  Reclassified as:
  Capital received from
     investors                                 ($21)


                                                         See financial notes. 61

SCHWAB LARGE-CAP GROWTH FUND

Statement of
OPERATIONS
For October 3, 2005 through October 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                   $14
Interest                                                               +     12
                                                                       ---------
TOTAL INVESTMENT INCOME                                                      26

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                                    (171)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                     (1,188)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                    38 a
Transfer agent and shareholder service fees
   Investor Shares                                                            5 b
   Select Shares                                                              2 b
Custodian fees                                                                1
Portfolio accounting fees                                                     2
Professional fees                                                            17
Registration fees                                                             5
Shareholder reports                                                    +      1
                                                                       ---------
Total expenses                                                               71
Expense reduction                                                      -     24 c
                                                                       ---------
NET EXPENSES                                                                 47

DECREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                      26
NET EXPENSES                                                           -     47
                                                                       ---------
NET INVESTMENT LOSS                                                         (21)
NET REALIZED LOSSES                                                        (171)d
NET UNREALIZED LOSSES                                                  + (1,188)d
                                                                       ---------
DECREASE IN NET ASSETS FROM OPERATIONS                                  ($1,380)

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.87% of the first
  $500 million; 0.85% of the next $500 million; 0.83% of the next billion; and 0.81% of assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c Includes $22 from the investment adviser (CSIM) and $2 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the net operating expenses of this fund through February 27, 2007 as follows:

                            % OF AVERAGE
  SHARE CLASS           DAILY NET ASSETS
  --------------------------------------
  Investor Shares                   1.20
  Select Shares                     0.99

  These limits exclude interest, taxes and certain non-routine expenses.

d These add up to a net loss on investments of $1,359.


62 See financial notes.

SCHWAB LARGE-CAP GROWTH FUND

Statements of
CHANGES IN NET ASSETS
For the current period only. Because the fund commenced operations on October 3, 2005, it has no prior report period. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                                               10/3/05-10/31/05
Net investment loss                                                        ($21)
Net realized losses                                                        (171)
Net unrealized losses                                          +         (1,188)
                                                               -----------------
DECREASE IN NET ASSETS
FROM OPERATIONS                                                         ($1,380)

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                                             10/3/05-10/31/05
                                                             SHARES       VALUE
SHARES SOLD

Investor Shares                                               2,636     $26,231
Select Shares                                               + 3,385      33,718
                                                            --------------------
TOTAL SHARES SOLD                                             6,021     $59,949

SHARES REDEEMED
Investor Shares                                                 (20)      $(188)
Select Shares                                               +    --          --
                                                            --------------------
TOTAL SHARES REDEEMED                                           (20)      $(188)a

NET TRANSACTIONS IN FUND
SHARES                                                        6,001     $59,761

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                                             10/3/05-10/31/05
                                                             SHARES  NET ASSETS
Beginning of period                                              --         $--
Total increase                                              + 6,001      58,381 b
                                                            --------------------
END OF PERIOD                                                 6,001     $58,381 c

  Unless stated, all numbers x 1,000.

a The fund charges 2.00% of early withdrawal fees on shares redeemed 30 days or less after the purchase:

                                 CURRENT
                                  PERIOD
  Investor Shares                     $3
  Select Shares                  +    --
                                 -------
  TOTAL                               $3

  Dollar amounts are net of the redemption fee proceeds.

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

c Includes net investment loss in the amount of $--.


                                                         See financial notes. 63

SCHWAB SMALL-CAP EQUITY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS


                                                               11/1/04-      11/1/03-      7/1/03 1-
INVESTOR SHARES                                                10/31/05      10/31/04      10/31/03
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                           14.13         11.81         10.00
                                                               ---------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income or loss                                  0.01         (0.04)        (0.02)
   Net realized and unrealized gains                              3.12          2.58          1.83
                                                               ---------------------------------------------------------------------
   Total income from investment operations                        3.13          2.54          1.81
Less distributions:
   Distributions from net realized gains                         (1.54)        (0.22)           --
                                                               ---------------------------------------------------------------------
Net asset value at end of period                                 15.72         14.13         11.81
                                                               ---------------------------------------------------------------------
Total return (%)                                                 23.65         21.74         18.10 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                         1.28          1.30          1.30 3
   Gross operating expenses                                       1.38          1.61          1.73 3
   Net investment income or loss                                  0.11         (0.35)        (0.54) 3
Portfolio turnover rate                                             90           118            39 2
Net assets, end of period ($ x 1,000,000)                          170            37            26

1 Commencement of operations.

2 Not annualized.

3 Annualized.


64 See financial notes.

SCHWAB SMALL-CAP EQUITY FUND

                                                               11/1/04-      11/1/03-      7/1/03 1-
SELECT SHARES                                                  10/31/05      10/31/04      10/31/03
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value  at beginning of period                          14.16         11.81         10.00
                                                               ---------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income or loss                                  0.00 4       (0.02)        (0.01)
   Net realized and unrealized gains                              3.16          2.59          1.82
                                                               ---------------------------------------------------------------------
   Total income from investment operations                        3.16          2.57          1.81
Less distributions:
   Distributions from net realized gains                         (1.54)        (0.22)           --
                                                               ---------------------------------------------------------------------
Net asset value at end of period                                 15.78         14.16         11.81
                                                               ---------------------------------------------------------------------
Total return (%)                                                 23.83         22.00         18.10 2

RATIOS/SUPPLEMENTAL DATA(%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating  expenses                                        1.11          1.12          1.12 3
   Gross operating expenses                                       1.23          1.46          1.58 3
   Net investment income or loss                                  0.09         (0.16)        (0.36) 3
Portfolio turnover rate                                             90           118            39 2
Net assets, end of period ($ x 1,000,000)                           80            18            14

1 Commencement of operations.

2 Not annualized.

3 Annualized.

4 Per share amount was less than $0.01.


                                                         See financial notes. 65

SCHWAB SMALL-CAP EQUITY FUND

PORTFOLIO HOLDINGS as of October 31, 2005

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 @  All or a portion of this security is on loan

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
 98.4%  COMMON STOCK                                    225,837         246,489

  2.8%  SHORT-TERM
        INVESTMENTS                                       7,026           7,026

  0.1%  U.S. TREASURY
        OBLIGATION                                          249             249
--------------------------------------------------------------------------------
101.3%  TOTAL INVESTMENTS                               233,112         253,764

  6.8%  COLLATERAL INVESTED
        FOR SECURITIES ON LOAN                           17,065          17,065

(8.1)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (20,231)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                250,598

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       COMMON STOCK 98.4% of net assets

       AUTOMOBILES & COMPONENTS 4.8%
       -------------------------------------------------------------------------
       ArvinMeritor, Inc. 206,600                                          3,312
   @o  Goodyear Tire & Rubber Co. 178,400                                  2,790
  o(8) TRW Automotive Holdings
       Corp. 222,100                                                       6,008
                                                                     -----------
                                                                          12,110
       BANKS 4.0%
       -------------------------------------------------------------------------
       Bancfirst Corp. 11,100                                                922
   (4) Bank of Hawaii Corp. 136,100                                        6,993
     @ Corus Bankshares, Inc. 2,700                                          148
       Federal Agricultural Mortgage Corp.,
       Class C 11,900                                                        310
       First Indiana Corp. 42,200                                          1,475
       TierOne Corp. 5,700                                                   161
                                                                     -----------
                                                                          10,009
       BUSINESS SERVICES 0.6%
       -------------------------------------------------------------------------
     o SYKES Enterprises, Inc. 109,500                                     1,581

       CAPITAL GOODS 9.6%
       -------------------------------------------------------------------------
       A.O. Smith Corp., Class B 36,900                                    1,195
     o Alleghany Corp. 11,000                                              3,311
     o EMCOR Group, Inc. 56,700                                            3,458
    =o ESCO Technologies, Inc. 22,400                                        969
  =(9) GATX Corp. 157,900                                                  5,901
       Teleflex, Inc. 22,900                                               1,516
  o(1) Thomas & Betts Corp. 197,000                                        7,667
                                                                     -----------
                                                                          24,017
       COMMERCIAL SERVICES & SUPPLIES 4.2%
       -------------------------------------------------------------------------
       Administaff, Inc. 101,350                                           4,289
     o CBIZ, Inc. 33,500                                                     193
     o Consolidated Graphics, Inc. 12,950                                    505
       Herman Miller, Inc. 125,500                                         3,440
     o Labor Ready, Inc. 22,700                                              530
       Rollins, Inc. 9,800                                                   186
     o Sitel Corp. 55,100                                                    166
       Steelcase, Inc., Class A 83,900                                     1,201
                                                                     -----------
                                                                          10,510
       CONSUMER DURABLES & APPAREL 3.3%
       -------------------------------------------------------------------------
       American Greetings Corp.,
       Class A 156,800                                                     3,959
     o Cavco Industries, Inc. 36,000                                       1,421
     = K-Swiss, Inc., Class A 94,000                                       2,862
                                                                     -----------
                                                                           8,242


66 See financial notes.

SCHWAB SMALL-CAP EQUITY FUND

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       DIVERSIFIED FINANCIALS 3.0%
       -------------------------------------------------------------------------
    o  EZCORP, Inc. 21,400                                                   315
 =o(3) Investment Technology Group,
       Inc. 219,600                                                        7,139
                                                                     -----------
                                                                           7,454
       ENERGY 6.1%
       -------------------------------------------------------------------------
       Cabot Oil & Gas Corp. 63,100                                        2,889
     o CAL Dive International, Inc. 1,220                                     75
     o Giant Industries, Inc. 53,100                                       3,037
   (6) Helmerich & Payne, Inc. 120,600                                     6,681
     o Parker Drilling Co. 46,800                                            414
     o Veritas DGC, Inc. 33,500                                            1,079
       W&T Offshore, Inc. 34,400                                           1,005
                                                                     -----------
                                                                          15,180
       FOOD & STAPLES RETAILING 1.9%
       -------------------------------------------------------------------------
     o 7-Eleven, Inc. 20,300                                                 760
    @o Rite Aid Corp. 1,125,200                                            3,938
                                                                     -----------
                                                                           4,698
       FOOD BEVERAGE & TOBACCO 4.1%
       -------------------------------------------------------------------------
     o Boston Beer Co., Inc., Class A 23,700                                 607
     @ Pilgrim's Pride Corp., Class B 108,100                              3,403
  @(7) Vector Group Ltd. 318,219                                           6,351
                                                                     -----------
                                                                          10,361
       HEALTH CARE EQUIPMENT & SERVICES 8.1%
       -------------------------------------------------------------------------
     o Cutera, Inc. 4,000                                                    109
    =o Haemonetics Corp. 81,500                                            3,949
     o Hologic, Inc. 21,100                                                1,170
     o Medcath Corp. 4,500                                                    83
     o Odyssey HealthCare, Inc. 39,400                                       681
     o OraSure Technologies, Inc. 16,500                                     182
 =o(2) Sierra Health Services, Inc. 100,000                                7,500
    @o SurModics, Inc. 40,800                                              1,612
     o Trizetto Group, Inc. 36,340                                           515
     o United Surgical Partners International,
       Inc. 88,100                                                         3,158
       Vital Signs, Inc. 26,900                                            1,264
                                                                     -----------
                                                                          20,223
       HOTELS RESTAURANTS & LEISURE 0.4%
       -------------------------------------------------------------------------
       Ambassadors Group, Inc. 35,200                                        915

       INSURANCE 8.2%
       -------------------------------------------------------------------------
       American Financial Group,
       Inc. 132,200                                                        4,519
     o American Physicians Capital,
       Inc. 25,600                                                         1,082
     o CNA Surety Corp. 22,600                                               317
     = Delphi Financial Group, Inc.,
       Class A 50,050                                                      2,344
       Nationwide Financial Services, Inc.,
       Class A 111,300                                                     4,496
       Ohio Casualty Corp. 23,700                                            647
       Protective Life Corp. 28,700                                        1,258
       Safety Insurance Group, Inc. 43,500                                 1,636
       Selective Insurance Group, Inc. 5,900                                 324
       Stancorp Financial Group, Inc. 3,300                                  304
       Zenith National Insurance
       Corp. 78,150                                                        3,518
                                                                     -----------
                                                                          20,445
       MATERIALS 7.1%
       -------------------------------------------------------------------------
       Balchem Corp. 23,150                                                  635
 =o(5) Crown Holdings, Inc. 429,300                                        6,963
    =o FMC Corp. 94,300                                                    5,134
       Quanex Corp. 49,900                                                 2,890
       Silgan Holdings, Inc. 68,700                                        2,210
                                                                     -----------
                                                                          17,832
       MEDIA 2.3%
       -------------------------------------------------------------------------
     o Insight Communications Co.,
       Class A 9,200                                                         106
  (10) John Wiley & Sons,
       Class A 140,500                                                     5,507
     o Playboy Enterprises, Inc.,
       Class B 15,900                                                        241
                                                                     -----------
                                                                           5,854
       PHARMACEUTICALS & BIOTECHNOLOGY 4.0%
       -------------------------------------------------------------------------
     o Albany Molecular Research,
       Inc. 109,700                                                        1,470
       Alpharma, Inc., Class A 158,200                                     3,938
     o Celera Genomics Group -- Applera
       Corp. 75,100                                                          892


                                                         See financial notes. 67

SCHWAB SMALL-CAP EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       CNS, Inc. 67,900                                                    1,770
     o Kendle International, Inc. 64,400                                   1,551
     o Kos Pharmaceuticals, Inc. 2,300                                       138
     o Regeneron Pharmaceuticals,
       Inc. 32,400                                                           405
                                                                     -----------
                                                                          10,164
       REAL ESTATE 0.2%
       -------------------------------------------------------------------------
       Capital Automotive Real Estate
       Investment Trust 3,000                                                116
       Essex Property Trust, Inc. 1,500                                      135
       Kilroy Realty Corp. 2,000                                             112
       New Century Financial Corp. 3,000                                      93
       Shurgard Storage Centers, Inc.,
       Class A 3,200                                                         180
                                                                     -----------
                                                                             636
       RETAILING 3.8%
       -------------------------------------------------------------------------
       The Buckle, Inc. 43,600                                             1,606
       The Cato Corp., Class A 73,050                                      1,460
     o Charming Shoppes, Inc. 188,300                                      2,109
    =o Payless Shoesource, Inc. 181,300                                    3,330
     o Wilsons The Leather Expert 205,800                                  1,035
                                                                     -----------
                                                                           9,540
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.4%
       -------------------------------------------------------------------------
     o Agere Systems, Inc. 22,340                                            232
     o Cirrus Logic, Inc. 114,900                                            754
     o Cymer, Inc. 68,100                                                  2,373
     o DSP Group, Inc. 39,700                                                976
     o LSI Logic Corp. 201,400                                             1,633
     o Micrel, Inc. 4,400                                                     44
     o ON Semiconductor Corp. 303,100                                      1,407
     o Triquint Semiconductor, Inc. 289,600                                1,216
                                                                     -----------
                                                                           8,635
       SOFTWARE & SERVICES 10.5%
       -------------------------------------------------------------------------
     o Advent Software, Inc. 15,700                                          482
     o CSG Systems International,
       Inc. 151,300                                                        3,557
    =o Earthlink, Inc. 473,200                                             5,210
       Global Payments, Inc. 45,400                                        1,945
     o Intrado, Inc. 44,600                                                  863
     o Parametric Technology Corp. 99,200                                    646
     o Progress Software Corp. 77,891                                      2,425
       The Reynolds & Reynolds Co.,
       Class A 134,800                                                     3,578
     o SonicWALL, Inc. 93,000                                                647
     o SPSS, Inc. 76,100                                                   1,735
     o Sybase, Inc. 4,700                                                    105
     o Synopsys, Inc. 185,500                                              3,515
       United Online, Inc. 113,400                                         1,521
                                                                     -----------
                                                                          26,229
       TECHNOLOGY HARDWARE & EQUIPMENT 4.3%
       -------------------------------------------------------------------------
     = Agilysys, Inc. 100,000                                              1,494
       AVX Corp. 54,200                                                      671
     o Brightpoint, Inc. 21,200                                              457
     o Coherent, Inc. 38,200                                               1,131
     o Emulex Corp. 80,700                                                 1,494
       Imation Corp. 119,900                                               5,133
     o PAR Technology Corp. 12,700                                           310
     o Staktek Holdings, Inc. 5,000                                           17
                                                                     -----------
                                                                          10,707
       TELECOMMUNICATION SERVICES 2.0%
       -------------------------------------------------------------------------
     = Commonwealth Telephone Enterprises,
       Inc. 100,300                                                        3,600
       CT Communications, Inc. 30,900                                        350
       North Pittsburgh Systems, Inc. 10,700                                 215
    @o Talk America Holdings, Inc. 87,500                                    843
                                                                     -----------
                                                                           5,008
       TRANSPORTATION 2.0%
       -------------------------------------------------------------------------
    @o AMR Corp. 111,700                                                   1,509
       CNF, Inc. 27,000                                                    1,519
    @o Continental Airlines, Inc.,
       Class B 105,600                                                     1,368
     o Landstar Systems, Inc. 14,000                                         539
                                                                     -----------
                                                                           4,935
       UTILITIES 0.5%
       -------------------------------------------------------------------------
       Allete, Inc. 3,800                                                    167
       Westar Energy, Inc. 46,900                                          1,037
                                                                     -----------
                                                                           1,204


68 See financial notes.

SCHWAB SMALL-CAP EQUITY FUND

       SECURITY                                     FACE AMOUNT         VALUE
          RATE, MATURITY DATE                       ($ x 1,000)      ($ x 1,000)
       SHORT-TERM INVESTMENTS
       2.8% of net assets

       Brown Brothers Harriman, Grand
       Cayman Time Deposit
          3.48%, 11/01/05                                    26               26
       Wachovia Bank, Grand Cayman
       Time Deposit
          3.48%, 11/01/05                                 7,000            7,000
                                                                     -----------
                                                                           7,026

       U.S. TREASURY OBLIGATION
       0.1% of net assets

     = U.S. Treasury Bill
          3.35%, 12/15/05                                   250              249

END OF INVESTMENTS.

       SECURITY AND NUMBER OF SHARES
       COLLATERAL INVESTED FOR SECURITIES ON LOAN
       6.8% of net assets

       SHORT-TERM INVESTMENT 6.8%
       -------------------------------------------------------------------------
       Securities Lending Investments
       Fund 17,064,955                                                    17,065


END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 10/31/05. All numbers x $1,000 except number of contracts.

FUTURES CONTRACTS

                                       NUMBER OF     CONTRACT     UNREALIZED
                                       CONTRACTS      VALUE         LOSSES
Russell 2000 Index, e-mini, Long
expires 12/17/05                           33           2,142          (69)

Russell 2000 Index, Long
expires 12/17/05                           4            1,298          (42)
                                                                  ---------
                                                                      (111)


                                                         See financial notes. 69

SCHWAB SMALL-CAP EQUITY FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2005. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value (including $16,909 of securities on loan)         $253,764 a
Collateral invested for securities on loan                                17,065
Receivables:
   Fund shares sold                                                        2,152
   Interest                                                                    1
   Dividends                                                                  29
   Investments sold                                                        6,591
   Due from brokers for futures                                               74
   Securities on loan                                                         15
Prepaid expenses                                                       +      21
                                                                       ---------
TOTAL ASSETS                                                             279,712

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                                17,065
Payables:
   Fund shares redeemed                                                      255
   Investments bought                                                     11,716
   Investment adviser and administrator fees                                  16
   Transfer agent and shareholder service fees                                 4
Accrued expenses                                                       +      58
                                                                       ---------
TOTAL LIABILITIES                                                         29,114

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                             279,712
TOTAL LIABILITIES                                                      -  29,114
                                                                       ---------
NET ASSETS                                                              $250,598

NET ASSETS BY SOURCE
Capital received from investors                                          221,723
Net investment income not yet distributed                                    135
Net realized capital gains                                                 8,199 b
Net unrealized capital gains                                              20,541 b

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                     SHARES
SHARE CLASS            NET ASSETS       /       OUTSTANDING       =          NAV
Investor Shares        $  170,416                    10,842               $15.72
Select Shares          $   80,182                     5,081               $15.78

  Unless stated, all numbers x 1,000.

a The fund paid $233,112 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

  Purchases                            $287,168
  Sales/maturities                     $116,354

  The fund's total security transactions with other Schwab Funds(R) during the period were $5,561.

b These derive from investments and futures.

  FEDERAL TAX DATA
  ----------------------------------------------
  PORTFOLIO COST                       $233,112

  NET UNREALIZED GAINS AND LOSSES:
  Gains                                 $26,862
  Losses                              +  (6,210)
                                      ----------
                                        $20,652

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                        $1,708
  Long-term capital gains                $6,515


70 See financial notes.

SCHWAB SMALL-CAP EQUITY FUND

Statement of
OPERATIONS
For November 1, 2004 through October 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                $1,548
Interest                                                                    104
Securities on loan                                                    +      80
                                                                      ----------
TOTAL INVESTMENT INCOME                                                   1,732

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments sold                                    8,255
Net realized losses on futures contracts                              +     (13)
                                                                      ----------
NET REALIZED GAINS                                                        8,242

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                      14,014
Net unrealized losses on futures contracts                            +    (155)
                                                                      ----------
NET UNREALIZED GAINS                                                     13,859

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 1,281 a
Transfer agent and shareholder service fees:
   Investor Shares                                                          229 b
   Select Shares                                                             38 b
Trustees' fees                                                                6 c
Custodian fees                                                               47
Portfolio accounting fees                                                    32
Professional fees                                                            33
Registration fees                                                            53
Shareholder reports                                                          14
Other expenses                                                        +       4
                                                                      ----------
Total expenses                                                            1,737
Expense reduction                                                     -     140 d
                                                                      ----------
NET EXPENSES                                                              1,597

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   1,732
NET EXPENSES                                                          -   1,597
                                                                      ----------
NET INVESTMENT INCOME                                                       135
NET REALIZED GAINS                                                        8,242 e
NET UNREALIZED GAINS                                                  +  13,859 e
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $22,236

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.975% of the first
  $500 million; 0.93% of the next $500 million; and 0.91% of assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

  Prior to February 28, 2005, these fees were calculated as 1.05% of average daily net assets.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d Includes $130 from the investment adviser (CSIM) and $10 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the net operating expenses of this fund through February 27, 2006, as follows:

                                   % OF AVERAGE
  SHARE CLASS                  DAILY NET ASSETS
  ---------------------------------------------
  Investor Shares                          1.30
  Select Shares                            1.12

  These limits exclude interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $22,101.


                                                         See financial notes. 71

SCHWAB SMALL-CAP EQUITY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                           11/1/04-10/31/05    11/1/03-10/31/04
Net investment income or loss                          $135               $(143)
Net realized gains                                    8,242               7,183
Net unrealized gains                       +         13,859               2,253
                                           -------------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                      22,236               9,293

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DISTRIBUTIONS FROM NET REALIZED GAINS
Investor Shares                                       4,802                 499
Select Shares                              +          2,252                 266
                                           -------------------------------------
TOTAL DISTRIBUTIONS FROM NET
REALIZED GAINS                                       $7,054                $765 a,b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                      11/1/04-10/31/05        11/1/03-10/31/04
                                    SHARES       VALUE       SHARES       VALUE
SHARES SOLD
Investor Shares                        9,837    $146,160       1,153    $15,053
Select Shares                       +  4,714      71,745         301      3,944
                                    --------------------------------------------
TOTAL SHARES SOLD                     14,551    $217,905       1,454    $18,997

SHARES REINVESTED
Investor Shares                          313      $4,324          37       $453
Select Shares                       +    118       1,635          17        204
                                    --------------------------------------------
TOTAL SHARES REINVESTED                  431      $5,959          54       $657

SHARES REDEEMED
Investor Shares                       (1,902)   $(27,944)       (763)  $(10,029)
Select Shares                       + (1,055)    (15,623)       (221)    (2,885)
                                    --------------------------------------------
TOTAL SHARES REDEEMED                 (2,957)   $(43,567)       (984)  $(12,914) c
NET TRANSACTIONS IN FUND SHARES       12,025    $180,297         524     $6,740

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                      11/1/04-10/31/05        11/1/03-10/31/04
                                    SHARES    NET ASSETS     SHARES   NET ASSETS
Beginning of period                    3,898      $55,119      3,374    $39,851
Total increase                      + 12,025      195,479        524     15,268
                                    --------------------------------------------
END OF PERIOD                         15,923     $250,598      3,898    $55,119 d

  Unless stated, all numbers x 1,000.

a UNAUDITED

  For corporations, 9% of the fund's dividends for the report period qualify for the dividends received deduction.

  The fund designates $447 of the dividend distribution for the fiscal year ended 10/31/05 as qualified dividends for the purpose of the maximum rate under Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2006 via IRS Form 1099 of the amounts for use in preparing their 2005 income tax return.

b The tax-basis components of distributions paid are:

  CURRENT PERIOD
  Ordinary income                        $4,863
  Long-term capital gains                $2,191

  PRIOR PERIOD
  Ordinary income                          $642
  Long-term capital gains                  $123

c For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

                                        CURRENT
                                         PERIOD
  Investor Shares                           $14
  Select Shares                         +    16
                                        -------
  TOTAL                                     $30

  Dollar amounts are net of the redemption fee proceeds.

d Includes distributable net investment income in the amount of $135 and $-- at the end of the current period and prior period, respectively.

  Percent of fund shares owned by other Schwab Funds(R) as of the end of the current period:

  SCHWAB TARGET FUNDS
  Schwab Target 2010 Fund                  0.2%
  Schwab Target 2020 Fund                  0.2%
  Schwab Target 2030 Fund                  0.1%
  Schwab Target 2040 Fund                  0.1%


72 See financial notes.

SCHWAB HEDGED EQUITY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                               3/1/05 1-
INVESTOR SHARES                                                10/31/05
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                           13.51
                                                               ---------------------------------------------------------------------
Income from investment operations:
   Net investment income                                          0.03
   Net realized and unrealized gains                              0.91
                                                               ---------------------------------------------------------------------
   Total income from investment operations                        0.94
                                                               ---------------------------------------------------------------------
Net asset value at end of period                                 14.45
                                                               ---------------------------------------------------------------------
Total return (%)                                                  6.96 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses (including dividend
     expense on short sales)                                      2.32 3
   Net operating expenses (excluding dividend
     expense on short sales)                                      2.05 3,4
   Gross operating expenses                                       2.35 3
   Net investment income                                          0.56 3
Portfolio turnover rate                                             87 2
Net assets, end of period ($ x 1,000,000)                           33

1 Commencement of operations.

2 Not annualized.

3 Annualized.

4 The ratio of net operating expenses would have been 2.00% if interest expense had not been included.


                                                         See financial notes. 73

SCHWAB HEDGED EQUITY FUND

FINANCIAL HIGHLIGHTS

                                                               11/1/04-      11/1/03-      11/1/02-      9/3/02 1-
SELECT SHARES                                                  10/31/05      10/31/04      10/31/03      10/31/02
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                           13.01         11.53          9.84         10.00
                                                               ---------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income or loss                                   0.04         (0.09)        (0.09)        (0.01)
  Net realized and unrealized gains or losses                     2.05          1.57          1.78         (0.15)
                                                               ---------------------------------------------------------------------
  Total income or loss from investment operations                 2.09          1.48          1.69         (0.16)
                                                               ---------------------------------------------------------------------
Less distributions:
  Distributions from net realized gains                          (0.64)           --            --            --
                                                               ---------------------------------------------------------------------
Net asset value at end of period                                 14.46         13.01         11.53          9.84
                                                               ---------------------------------------------------------------------
Total return (%)                                                 16.52         12.84         17.17         (1.60) 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses (including dividend
    expense on short sales)                                       2.26          2.43          2.37          2.39 3
  Net operating expenses (excluding dividend
    expense on short sales)                                       1.92 4        2.10 5        2.00          2.00 3
  Gross operating expenses                                        2.39          2.71          2.77          3.33 3
  Net investment income or loss                                   0.55         (0.86)        (0.90)        (0.79) 3
Portfolio turnover rate                                             87            99           114            68 2
Net assets, end of period ($ x 1,000,000)                          229            68            44            32

1 Commencement of operations.

2 Not annualized.

3 Annualized.

4 The ratio of net operating expenses would have been 1.82% if interest expense had not been included.

5 The ratio of net operating expenses would have been 2.00% if interest expense had not been included.


74 See financial notes.

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS as of October 31, 2005

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC'S website at http://www.sec.gov and may be reviewed and copied at the SEC'S Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbol below to designate certain characteristics of the security.

(1) Top five long holdings/top five short positions

 o  Non-income producing security

 @  All or a portion of this security is held as collateral for short sales

                                                  COST/PROCEEDS          VALUE
HOLDINGS BY CATEGORY                                 ($x1,000)         ($x1,000)
--------------------------------------------------------------------------------
 100.8%  COMMON STOCK                                  249,539          264,277

   5.0%  SHORT-TERM
         INVESTMENTS                                    13,206           13,206
--------------------------------------------------------------------------------
 105.8%  TOTAL INVESTMENTS                             262,745          277,483

(33.8)%  SHORT SALES                                   (92,277)         (88,656)

  28.0%  OTHER ASSETS AND
         LIABILITIES                                                     73,522
--------------------------------------------------------------------------------
 100.0%  TOTAL NET ASSETS                                               262,349

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       COMMON STOCK 100.8% of net assets

       AUTOMOBILE PRODUCTS / MOTOR VEHICLES 1.3%
       -------------------------------------------------------------------------
       Smith (A.O.) Corp., Class B 103,300                                 3,345

       AUTOMOBILES & COMPONENTS 1.5%
       -------------------------------------------------------------------------
     @ Arvin Meritor, Inc. 7,300                                             117
       Ford Motor Co. 191,600                                              1,594
     o TRW Automotive Holdings Corp. 81,500                                2,205
                                                                     -----------
                                                                           3,916
       BANKS 3.3%
       -------------------------------------------------------------------------
     @ Bank of Hawaii Corp. 22,600                                         1,161
     @ Comerica, Inc. 61,600                                               3,559
     @ UnionBanCal Corp. 58,600                                            4,013
                                                                     -----------
                                                                           8,733
       BUSINESS MACHINES & SOFTWARE 3.1%
       -------------------------------------------------------------------------
    o@ BMC Software, Inc. 17,300                                             339
  @(5) Hewlett Packard Co. 281,000                                         7,879
                                                                     -----------
                                                                           8,218
       BUSINESS SERVICES 0.5%
       -------------------------------------------------------------------------
       Global Payments, Inc. 9,000                                           386
       Reynolds & Reynolds Co., Class A 34,900                               926
                                                                     -----------
                                                                           1,312
       CAPITAL GOODS 3.3%
       -------------------------------------------------------------------------
       Emerson Electric Co. 2,100                                            146
     @ Lockheed Martin Corp. 93,600                                        5,668
       Raytheon Co. 13,100                                                   484
       Textron, Inc. 10,900                                                  785
     @ The Boeing Co. 12,900                                                 834
     o Thomas & Betts Corp. 15,000                                           584
                                                                     -----------
                                                                           8,501
       COMMERCIAL SERVICES & SUPPLIES 1.0%
       -------------------------------------------------------------------------
       Administaff, Inc. 60,900                                            2,577

       CONSUMER DURABLES & APPAREL 6.1%
       -------------------------------------------------------------------------
       American Greetings Corp.,
       Class A 199,900                                                     5,048
       Black & Decker Corp. 5,300                                            435
       K-Swiss, Inc., Class A 600                                             18
       Newell Rubbermaid, Inc. 269,700                                     6,200
     @ The Stanley Works 91,000                                            4,362
                                                                     -----------
                                                                          16,063
       DIVERSIFIED FINANCIALS 3.6%
       -------------------------------------------------------------------------
       American Express Co. 5,600                                            279
    o@ Americredit Co. 86,800                                              1,940


                                                         See financial notes. 75

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
     o Ameriprise Financial, Inc. 1,120                                       42
     o Ameritrade Holding Corp. 66,500                                     1,398
       Franklin Resources, Inc. 5,300                                        468
       Jefferies Group, Inc. 98,000                                        3,186
       Mellon Financial Corp. 70,200                                       2,225
                                                                     -----------
                                                                           9,538
       ELECTRONICS 2.4%
       -------------------------------------------------------------------------
     o Broadcom Corp., Class A 45,800                                      1,945
     @ Motorola, Inc. 137,100                                              3,038
       National Semiconductor Corp. 35,900                                   812
     o ON Semiconductor Corp, 75,200                                         349
     @ Texas Instruments, Inc. 5,700                                         163
                                                                     -----------
                                                                           6,307
       ENERGY 4.6%
       -------------------------------------------------------------------------
     @ Burlington Resources, Inc. 47,700                                   3,445
     @ ChevronTexaco Corp. 51,100                                          2,916
       Devon Energy Corp. 2,600                                              157
     @ Exxon Mobil Corp. 96,500                                            5,418
       Valero Energy Corp. 1,600                                             168
                                                                     -----------
                                                                          12,104
       ENERGY: RAW MATERIALS 1.8%
       -------------------------------------------------------------------------
     @ Helmerich & Payne, Inc. 84,300                                      4,670

       FOOD & AGRICULTURE 0.7%
       -------------------------------------------------------------------------
       Pilgrim Pride Corp. 56,700                                          1,785

       FOOD & STAPLES RETAILING 2.5%
       -------------------------------------------------------------------------
     o Rite Aid Corp. 578,100                                              2,023
     @ Supervalu, Inc. 141,200                                             4,438
                                                                     -----------
                                                                           6,461
       FOOD BEVERAGE & TOBACCO 3.7%
       -------------------------------------------------------------------------
     @ Coca-Cola Co. 124,100                                               5,309
       Kellogg Co. 16,300                                                    720
     @ PepsiAmericas, Inc. 113,900                                         2,656
       Vector Group Ltd. 51,682                                            1,032
                                                                     -----------
                                                                           9,717
       HEALTH CARE EQUIPMENT & SERVICES 3.5%
       -------------------------------------------------------------------------
       Aetna, Inc. 12,200                                                  1,080
       Bausch & Lomb, Inc. 6,200                                             460
       Becton Dickinson & Co. 32,200                                       1,634
       Dade Behring, Inc. 44,600                                           1,606
     o Haemonetics Corp. 16,300                                              790
     o Humana, Inc. 4,600                                                    204
     o Sierra Health Services, Inc. 8,900                                    667
       United Healthcare Corp. 9,600                                         556
     o Wellchoice, Inc. 2,400                                                182
     o Wellpoint, Inc. 26,300                                              1,964
                                                                     -----------
                                                                           9,143
       HEALTHCARE / DRUGS & MEDICINE 7.1%
       -------------------------------------------------------------------------
       Alpharma, Inc. 18,500                                                 461
     o Applera Corp. -- Celera Genomics
       Group 55,300                                                          657
       Baxter International, Inc. 78,900                                   3,016
       Cardinal Health, Inc. 5,000                                           313
     o Express Scripts, Inc. 19,100                                        1,440
    o@ King Pharmaceuticals, Inc. 369,500                                  5,701
       McKesson Corp. 153,800                                              6,987
                                                                     -----------
                                                                          18,575
       INSURANCE 0.1%
       -------------------------------------------------------------------------
       Protective Life Corp. 8,100                                           355

       INSURANCE 12.2%
       -------------------------------------------------------------------------
       AFLAC, Inc. 30,100                                                  1,438
     o Allmerica Financial Corp. 7,900                                       301
       American Financial Group, Inc. 30,400                               1,039
  @(3) AON Corp. 243,900                                                   8,256
     @ Cigna Corp. 41,000                                                  4,751
     o CNA Financial Corp. 8,500                                             262
       Genworth Financial Inc., Class A 2,400                                 76
   (4) Loews Corp. 87,000                                                  8,089
       Metlife, Inc. 8,700                                                   430
       Nationwide Financial Services, Inc. 40,200                          1,624
       Prudential Financial, Inc. 33,000                                   2,402
       StanCorp. Financial Group, Inc. 3,200                                 295
     @ W.R. Berkley Corp. 71,175                                           3,110
                                                                     -----------
                                                                          32,073


76 See financial notes.

SCHWAB HEDGED EQUITY FUND

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       MATERIALS 5.0%
       -------------------------------------------------------------------------
  o(1) Crown Holdings, Inc. 533,200                                        8,648
     o FMC Corp. 19,100                                                    1,040
     @ Martin Marietta Materials, Inc. 29,700                              2,344
       Monsanto Co. 15,100                                                   951
                                                                     -----------
                                                                          12,983
       MEDIA 1.7%
       -------------------------------------------------------------------------
     o Getty Images, Inc. 7,100                                              589
       John Wiley & Sons, Inc. 101,200                                     3,967
                                                                     -----------
                                                                           4,556
       OIL: DOMESTIC 4.1%
       -------------------------------------------------------------------------
   (2) Kerr-McGee Corp. 99,500                                             8,462
     o Pride International, Inc. 84,900                                    2,383
                                                                     -----------
                                                                          10,845
       OPTICAL & PHOTO 0.4%
       -------------------------------------------------------------------------
       Imation Corp. 22,500                                                  963

       PHARMACEUTICALS & BIOTECHNOLOGY 5.2%
       -------------------------------------------------------------------------
       Amerisource Bergen Corp. 77,300                                     5,896
     @ Applied Biosystems Group 94,600                                     2,296
     @ Johnson & Johnson, Inc. 58,500                                      3,663
       Merck & Co., Inc. 60,300                                            1,702
                                                                     -----------
                                                                          13,557
       PRODUCER GOODS & MANUFACTURING 1.1%
       -------------------------------------------------------------------------
     @ Herman Miller, Inc. 79,400                                          2,176
     o Micrel, Inc. 8,100                                                     81
       Precision Castparts Corp. 13,600                                      644
                                                                     -----------
                                                                           2,901
       REAL ESTATE 0.6%
       -------------------------------------------------------------------------
     o CB Richard Ellis 30,900                                             1,510

       RETAILING 3.4%
       -------------------------------------------------------------------------
       American Eagle Outfitters, Inc. 13,000                                306
     @ J.C. Penny Co., Inc. 93,900                                         4,808
     @ Nordstrom, Inc. 34,800                                              1,206
    o@ Payless Shoesource, Inc. 142,400                                    2,616
                                                                     -----------
                                                                           8,936
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.2%
       -------------------------------------------------------------------------
     o Agere Systems, Inc., Class B 16,570                                   173
     @ Intel Corp. 196,600                                                 4,620
    o@ LSI Logic Corp. 128,500                                             1,042
                                                                     -----------
                                                                           5,835
       SOFTWARE & SERVICES 4.4%
       -------------------------------------------------------------------------
     o Alliance Data Sysems Corp. 3,000                                      107
       Autodesk, Inc. 16,262                                                 734
     o Bea Systems, Inc. 24,000                                              212
     o CheckFree Corp. 19,800                                                842
     o Citrix Systems, Inc. 21,716                                           599
     o Computer Sciences Corp. 9,100                                         466
    o@ Earthlink, Inc. 327,200                                             3,602
       Electronic Data Systems Corp. 19,400                                  452
       Fair, Isaac & Co., Inc. 18,400                                        768
     o McAfee, Inc. 16,800                                                   505
     o Sybase, Inc. 31,500                                                   701
    o@ Synopsys, Inc. 119,900                                              2,272
     o United Online, Inc. 21,944                                            294
                                                                     -----------
                                                                          11,554
       STEEL 1.0%
       -------------------------------------------------------------------------
     o Nucor Corp. 44,800                                                  2,681

       TECHNOLOGY HARDWARE & EQUIPMENT 1.2%
       -------------------------------------------------------------------------
     o Agilent Technologies, Inc. 33,100                                   1,060
     o Apple Computer, Inc. 23,800                                         1,371
     o NCR Corp. 19,400                                                      586
       Scientific Atlanta, Inc. 4,600                                        163
                                                                     -----------
                                                                           3,180
       TELECOMMUNICATION SERVICES 0.7%
       -------------------------------------------------------------------------
     @ Commonwealth Telephone
       Enterprises, Inc. 46,472                                            1,668
     o Qwest Communication
       International, Inc. 29,400                                            128
                                                                     -----------
                                                                           1,796
       TELEPHONE 0.1%
       -------------------------------------------------------------------------
     o Crown Castle International Corp. 9,800                                240


                                                         See financial notes. 77

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       TRANSPORTATION 2.1%
       -------------------------------------------------------------------------
       CNF, Inc. 15,600                                                      878
     @ CSX Corp. 85,000                                                    3,894
       Norfolk Southern Corp. 18,400                                         739
                                                                     -----------
                                                                           5,511
       TRAVEL & RECREATION 1.5%
       -------------------------------------------------------------------------
     @ Hilton Hotels Corp. 202,000                                         3,929

       UTILITIES 3.8%
       -------------------------------------------------------------------------
     o Allegheny Power System, Inc. 54,600                                 1,543
       Duke Energy Corp. 51,300                                            1,359
     @ FirstEnergy Corp. 125,900                                           5,980
       PPL Corp. 32,700                                                    1,025
                                                                     -----------
                                                                           9,907

       SHORT-TERM INVESTMENTS 5.0% of net assets

       OTHER INVESTMENT COMPANIES 5.0%
       -------------------------------------------------------------------------
       Provident Institutional
       Funds -- TempFund 13,205,916                                       13,206

END OF INVESTMENTS.

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       SHORT SALES 33.8% of net assets

       AUTOMOBILES & COMPONENTS 0.1%
       -------------------------------------------------------------------------
       American Axle & Manufacturing
       Holdings, Inc. 5,200                                                  113

       BANKS 1.6%
       -------------------------------------------------------------------------
   (4) Accredited Home Lenders
       Holding Co. 113,700                                                 4,109

       BUSINESS SERVICES 1.0%
       -------------------------------------------------------------------------
       Take Two Interactive Software, Inc. 132,900                         2,744

       CAPITAL GOODS 1.2%
       -------------------------------------------------------------------------
       Bucyrus International, Inc. 70,800                                  2,942
       UAP Holding Corp. 14,500                                              277
                                                                     -----------
                                                                           3,219
       CONSTRUCTION 1.3%
       -------------------------------------------------------------------------
       Hovnanian Enterprises, Inc. 73,500                                  3,307

       CONSUMER DURABLES & APPAREL 0.1%
       -------------------------------------------------------------------------
       Fossil, Inc. 15,800                                                   247

       CONSUMER SERVICES 1.9%
       -------------------------------------------------------------------------
       Life Time Fitness, Inc. 52,600                                      1,954
       WMS Industries, Inc. 3,300                                             83
       Wynn Resorts Ltd. 60,700                                            2,833
                                                                     -----------
                                                                           4,870
       DRUGS 0.2%
       -------------------------------------------------------------------------
       IMClone Systems, Inc. 17,000                                          590

       ENERGY 5.8%
       -------------------------------------------------------------------------
       ATP Oil & Gas Corp. 69,700                                          2,212
       Delta Petroleum Corp. 221,900                                       3,914
       Encore Acquisition Co. 46,050                                       1,580
       James River Coal Co. 29,800                                         1,274
       Quicksilver Resources, Inc. 72,700                                  2,816


78 See financial notes.

SCHWAB HEDGED EQUITY FUND

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       Syntroleum Corp. 91,400                                               654
       Whiting Petroleum Corp. 66,100                                      2,680
                                                                     -----------
                                                                          15,130
       FOOD & AGRICULTURE 0.2%
       -------------------------------------------------------------------------
       Smithfield Foods, Inc. 16,000                                         473

       FOOD & STAPLES RETAILING 1.5%
       -------------------------------------------------------------------------
       Sanderson Farms, Inc. 33,300                                        1,149
       United Natural Foods, Inc. 95,122                                   2,674
                                                                     -----------
                                                                           3,823
       FOOD BEVERAGE & TOBACCO 1.7%
       -------------------------------------------------------------------------
       Molson Coors Brewing Co. 41,200                                     2,542
       Universal Corp. 51,500                                              1,928
                                                                     -----------
                                                                           4,470
       HEALTHCARE / DRUGS & MEDICINE 0.1%
       -------------------------------------------------------------------------
       Advanced Medical Optics 2,700                                          96
       Centene Corp. 13,300                                                  268
                                                                     -----------
                                                                             364
       MATERIALS 0.1%
       -------------------------------------------------------------------------
       GrafTech International Ltd. 63,000                                    309

       NON-DURABLES & ENTERTAINMENT 0.6%
       -------------------------------------------------------------------------
       CBRL Group, Inc. 21,800                                               756
       Red Robin Gourmet Burgers, Inc. 15,300                                738
                                                                     -----------
                                                                           1,494
       NON-FERROUS METALS 1.5%
       -------------------------------------------------------------------------
   (5) Titanium Metals Corp. 85,500                                        4,036

       PHARMACEUTICALS & BIOTECHNOLOGY 6.2%
       -------------------------------------------------------------------------
       Amylin Pharmaceuticals, Inc. 32,100                                 1,079
       Encysive Pharmaceuticals, Inc. 142,800                              1,499
       Intermagnetics General Corp. 5,800                                    166
   (3) Martek Biosciences Corp. 136,984                                    4,229
       MGI Pharmaceuticals, Inc. 48,421                                      908
       North American Biology, Inc. 44,100                                   567
   (1) Par Pharmaceutical Cos., Inc. 194,000                               5,021
       Perrigo Co. 218,700                                                 2,924
                                                                     -----------
                                                                          16,393
       RETAIL 1.8%
       -------------------------------------------------------------------------
       Hot Topic, Inc. 6,300                                                  94
       Pep Boys-Manny Moe & Jack, Inc. 127,800                             1,764
       Pier 1 Imports, Inc. 209,500                                        2,162
       Wal-Mart Stores, Inc. 16,400                                          776
                                                                     -----------
                                                                           4,796
       RETAILING 2.8%
       -------------------------------------------------------------------------
       Cabela, Inc. 75,200                                                 1,233
       Dick's Sporting Goods, Inc. 26,600                                    796
       Family Dollar Stores, Inc. 8,400                                      186
       Finish Line, Inc. 8,400                                               131
       GSI Commerce, Inc. 177,200                                          2,832
       New York & Co., Inc. 49,200                                           664
       Sears Holdings Corp. 11,900                                         1,431
                                                                     -----------
                                                                           7,273
       SOFTWARE & SERVICES 0.8%
       -------------------------------------------------------------------------
       Henry Jack and Associates, Inc. 43,600                                784
       Midway Games, Inc. 74,600                                           1,394
                                                                     -----------
                                                                           2,178
       STEEL 0.2%
       -------------------------------------------------------------------------
       Oregon Steel Mills, Inc. 21,700                                       551

       TRUCKING & FREIGHT 1.8%
       -------------------------------------------------------------------------
       Knight Transportation, Inc. 13,500                                    367
   (2) Werner Enterprises, Inc. 240,700                                    4,313
                                                                     -----------
                                                                           4,680
       UTILITIES 1.3%
       -------------------------------------------------------------------------
       MGE Energy, Inc. 14,700                                               522
       New Jersey Resources Corp. 68,700                                   2,965
                                                                     -----------
                                                                           3,487

END OF SHORT SALE POSITIONS.


                                                         See financial notes. 79

SCHWAB HEDGED EQUITY FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2005. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                  $277,483 a
Deposits with broker for short sales                                     78,219
Receivables:
   Fund shares sold                                                       3,401
   Interest                                                                 159
   Dividends                                                                124
   Investments sold                                                       5,370
   Investments sold short                                                 8,644
Prepaid expenses                                                     +       38
                                                                     -----------
TOTAL ASSETS                                                            373,438

LIABILITIES
--------------------------------------------------------------------------------
Securities sold short, at value                                          88,656 b
Payables:
   Fund shares redeemed                                                      87
   Dividends on short sales                                                  49
   Investments bought                                                    20,913
   Covered short sales                                                    1,292
   Investment adviser and administrator fees                                 37
Accrued expenses                                                     +       55
                                                                     -----------
TOTAL LIABILITIES                                                       111,089

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            373,438
TOTAL LIABILITIES                                                    -  111,089
                                                                     -----------
NET ASSETS                                                             $262,349

NET ASSETS BY SOURCE
Capital received from investors                                         235,553
Net investment not yet distributed                                          743
Net realized capital gains                                                7,694 c
Net unrealized capital gains                                             18,359 c

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                    SHARES
SHARE CLASS           NET ASSETS       /       OUTSTANDING       =         NAV
Investor Shares          $33,470                     2,316               $14.45
Select Shares           $228,879                    15,828               $14.46

  Unless stated, all numbers x 1,000.

a The fund paid $262,745 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                          $298,092
    Sales/maturities                   $118,676

b The proceeds for securities sold short is $92,277.

c These derive from investments and short sales.

  FEDERAL TAX DATA
  ----------------------------------------------
  PORTFOLIO COST                       $262,809

  NET UNREALIZED GAINS AND LOSSES:
  Gains                                 $20,358
  Losses                             +   (5,684)
                                     -----------
                                        $14,674

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                        $1,428
  Long-term capital gains                $7,073


80 See financial notes.

SCHWAB HEDGED EQUITY FUND

Statement of
OPERATIONS
For November 1, 2004 through October 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                $2,736 a
Interest                                                             +    1,068
                                                                     -----------
TOTAL INVESTMENT INCOME                                                   3,804

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                        12,378
Net realized losses on short sales                                       (4,557)
Net realized gains on future contracts                               +       99
                                                                     -----------
NET REALIZED GAINS                                                        7,920

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                       5,518
Net unrealized gains on short sales                                  +    3,712
                                                                     -----------
NET UNREALIZED GAINS                                                      9,230

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 2,285 b
Transfer agent and shareholder service fees:
  Investor Shares                                                            26 c
  Select Shares                                                             165 c
Trustees' fees                                                                6 d
Custodian and portfolio accounting fees                                      79
Professional fees                                                            44
Registration fees                                                            26
Shareholder reports                                                           3
Interest expense                                                            134
Other expenses                                                       +        7
                                                                     -----------
Total expenses before short sales                                         2,775
Dividends on short sales                                                    448
Expense reduction                                                    +     (162)e
                                                                     -----------
NET EXPENSES                                                              3,061

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   3,804
NET EXPENSES                                                         -    3,061
                                                                     -----------
NET INVESTMENT INCOME                                                       743
NET REALIZED GAINS                                                        7,920 f
NET UNREALIZED GAINS                                                 +    9,230 f
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $17,893

  Unless stated, all numbers x 1,000.

a Net of $1 foreign withholding tax.

b Calculated as a percentage of average daily net assets: 1.675% of the first
  $500 million, 1.65% of the next $500 million, and 1.63% over $1 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

  Prior to February 28, 2005, these fees were calculated as 1.75% of average daily net assets.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

d For the fund's independent trustees only.

e Includes $88 from the investment adviser (CSIM) and $74 from the transfer agent and shareholder service agent (Schwab). CSIM and Schwab have guaranteed through February 27, 2006 to limit the annual net operating expenses.

                                   % OF AVERAGE
  SHARE CLASS                  DAILY NET ASSETS
  ---------------------------------------------
  Investor Shares                         2.00%
  Select Shares                           1.77%

  This limit excludes interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $17,150.


                                                         See financial notes. 81

SCHWAB HEDGED EQUITY FUND

Statement of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                             11/1/04-10/31/05  11/1/03-10/31/04
Net investment income or loss                             743             ($455)
Net realized gains                                      7,920             4,186
Net unrealized gains                         +          9,230             2,597
                                             -----------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                        17,893             6,328

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DISTRIBUTIONS FROM NET REALIZED GAINS
Investor Shares                                            --                --
Select Shares                                +          3,789                --
                                             -----------------------------------
                                                       $3,789               $-- a

TRANSACTIONS IN FUND SHARES b
--------------------------------------------------------------------------------
                                       11/1/04-10/31/05      11/1/03-10/31/04
                                       SHARES        VALUE   SHARES       VALUE
SHARES SOLD

Investor Shares                         2,530      $35,429       --         $--
Select Shares                       +  11,743      163,791    2,509      31,194
                                    --------------------------------------------
TOTAL SHARES SOLD                      14,273     $199,220    2,509     $31,194

SHARES REINVESTED

Investor Shares                            --          $--       --         $--
Select Shares                       +     255        3,389       --          --
                                    --------------------------------------------
TOTAL SHARES REINVESTED                   255       $3,389       --         $--

SHARES REDEEMED

Investor Shares                          (214)     ($3,027)      --         $--
Select Shares                       +  (1,421)     (19,628)  (1,073)    (13,199)
                                    --------------------------------------------
TOTAL SHARES REDEEMED                  (1,635)    ($22,655)  (1,073)   ($13,199) c

NET TRANSACTIONS IN
FUND SHARES                            12,893     $179,954    1,436     $17,995

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                       11/1/04-10/31/05       11/1/03-10/31/04
                                      SHARES   NET ASSETS    SHARES   NET ASSETS
Beginning of period                    5,251      $68,291     3,815      $43,968
Total increase                      + 12,893      194,058     1,436       24,323 d
                                    --------------------------------------------
END OF PERIOD                         18,144      262,349     5,251      $68,291 e

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions paid are:

  CURRENT PERIOD
  Ordinary income                           $--
  Long-term capital gains                $3,789

  PRIOR PERIOD
  Ordinary income                           $--
  Long-term capital gains                   $--

b The fund started offering Investor Shares on March 1, 2005 and the fund shares in existence prior to March 1, 2005 were designated as Select Shares.

c For shares purchased on or before 4/29/05 and held less than 180 days, the fund charges 1.50% redemption fee. For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

  CURRENT PERIOD
  Investor Shares                            $3
  Select Shares                          +  $40
                                         ------
  TOTAL                                     $43

  PRIOR PERIOD
  Select Shares                             $41

  Dollar amounts are net of the redemption proceeds.

d Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

e Includes distributable net investment income in the amount of $743 and $-- at the end of the current period and prior period, respectively.


82 See financial notes.

SCHWAB FINANCIAL SERVICES FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                               11/1/04-      11/1/03-      11/1/02-      11/1/01-      11/1/00-
                                                               10/31/05      10/31/04      10/31/03      10/31/02      10/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                           13.12         11.77          9.44          9.75         11.86
                                                               ---------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                           0.12          0.08          0.11          0.12          0.09
  Net realized and unrealized gains or losses                     2.21          1.37          2.37         (0.28)        (1.76)
                                                               ---------------------------------------------------------------------
  Total income or loss from investment operations                 2.33          1.45          2.48         (0.16)        (1.67)
Less distributions:
  Dividends from net investment income                           (0.09)        (0.10)        (0.15)        (0.09)        (0.06)
  Distributions from net realized gains                          (0.94)           --            --         (0.06)        (0.38)
                                                               ---------------------------------------------------------------------
  Total distributions                                            (1.03)        (0.10)        (0.15)        (0.15)        (0.44)
                                                               ---------------------------------------------------------------------
Net asset value at end of period                                 14.42         13.12         11.77          9.44          9.75
                                                               ---------------------------------------------------------------------
Total return (%)                                                 18.62         12.39         26.68         (1.78)       (14.51)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                          1.07          1.05          1.04 1        0.89          0.89
  Gross operating expenses                                        1.15          1.25          1.49          1.32          1.23
  Net investment income                                           1.01          0.62          1.05          1.20          0.75
Portfolio turnover rate                                             74            85           181           131           151
Net assets, end of period ($ x 1,000,000)                           29            20            18            17            21

1 The ratio of net operating expenses would have been 1.03% if interest expense had not been included.


                                                         See financial notes. 83

SCHWAB FINANCIAL SERVICES FUND

PORTFOLIO HOLDINGS as of October 31, 2005

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC'S website at http://www.sec.gov and may be reviewed and copied at the SEC'S Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbol below to designate certain characteristics of the security.

(1) Top ten holdings

 o  Non-income producing security

 @  All or a portion of this security is held as collateral for short sales

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
 98.3%  COMMON STOCK                                     24,101           28,117

  0.9%  SHORT-TERM
        INVESTMENT                                          271              271
--------------------------------------------------------------------------------
 99.2%  TOTAL INVESTMENTS                                24,372           28,388

  0.4%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                                  118              118

  0.4%  OTHER ASSETS AND
        LIABILITIES, NET                                                     101
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                  28,607

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       COMMON STOCK 98.3% of net assets

       BANKS 29.6%
       -------------------------------------------------------------------------
  (9)  Bank of Hawaii Corp. 25,800                                         1,326
       City National Corp. 15,100                                          1,108
  (1)  Comerica, Inc. 29,000                                               1,676
       Commerce Bancshares, Inc. 6,700                                       356
       Countrywide Financial Corp. 14,498                                    460
       First Indiana Corp. 1,000                                              35
  (10) KeyCorp, Inc. 40,400                                                1,302
       M&T Bank Corp. 3,800                                                  409
       PNC Financial Services Group,
       Inc. 6,700                                                            407
   (4) UnionBanCal Corp. 20,300                                            1,390
                                                                     -----------
                                                                           8,469
       DIVERSIFIED FINANCIALS 37.5%
       -------------------------------------------------------------------------
       American Express Co. 24,700                                         1,229
     o AmeriCredit Corp. 24,800                                              554
     o Ameriprise Financial, Inc. 4,940                                      184
    @o Ameritrade Holding Corp. 5,900                                        124
       Capital One Financial Corp. 10,200                                    779
       CIT Group, Inc. 3,000                                                 137
     o E*TRADE Financial Corp. 38,600                                        716
   (8) Franklin Resources, Inc. 15,100                                     1,335
     o Investment Technology Group,
       Inc. 33,500                                                         1,089
       Mellon Financial Corp. 32,900                                       1,043
       Moody's Corp. 4,600                                                   245
       Morgan Stanley 7,500                                                  408
   (7) Northern Trust Corp. 25,100                                         1,345
   (2) Principal Financial Group,
       Inc. 31,300                                                         1,554
                                                                     -----------
                                                                          10,742
       INSURANCE 28.9%
       -------------------------------------------------------------------------
   (6) AFLAC, Inc. 28,200                                                  1,347
       American Financial Group, Inc. 700                                     24
     o American Physicians Capital, Inc. 5,500                               233
       AON Corp. 6,000                                                       203
       Chubb Corp. 12,700                                                  1,181
     o CNA Financial Corp. 9,400                                             289
       Delphi Financial Group, Inc.,
       Class A 3,900                                                         183
       Lincoln National Corp. 9,900                                          501
       Loews Corp. 1,800                                                     167
  o(3) Metlife, Inc. 29,100                                                1,438
       Nationwide Financial Services, Inc.,
       Class A 9,900                                                         400
   (5) Prudential Financial, Inc. 18,700                                   1,361


84 See financial notes.

SCHWAB FINANCIAL SERVICES FUND


                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       Safeco Corp. 800                                                       45
       The St. Paul Travelers Cos., Inc. 7,400                               333
       W.R. Berkley Corp. 12,750                                             557
                                                                     -----------
                                                                           8,262
       REAL ESTATE 2.3%
       -------------------------------------------------------------------------
     o CB Richard Ellis Group, Inc.,
       Class A 6,800                                                         332
     o Trammell Crow Co. 12,200                                              312
                                                                     -----------
                                                                             644

       SECURITY                                     FACE AMOUNT
          RATE, MATURITY DATE                       ($ x 1,000)
       SHORT-TERM INVESTMENT
       0.9% of net assets

       Wachovia Bank, Grand Cayman
       Time Deposit
          3.48%,11/01/05                                    271              271

END OF INVESTMENTS.

       COLLATERAL INVESTED FOR SECURITIES ON LOAN
       0.4% of net assets

       SHORT-TERM INVESTMENT 0.4%
       -------------------------------------------------------------------------
       Securities Lending Investments
       Fund 117,705                                                          118

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.


                                                         See financial notes. 85

SCHWAB FINANCIAL SERVICES FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2005. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value
   (including $118 of securities on loan)                               $28,388 a
Collateral invested for securities on loan                                  118
Receivables:
   Fund shares sold                                                         141
   Dividends                                                                 14
   Investments sold                                                         562
Prepaid expenses                                                     +        3
                                                                     -----------
TOTAL ASSETS                                                             29,226

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                                  118
Payables:
   Fund shares redeemed                                                      18
   Investments bought                                                       457
   Investment adviser and administrator fees                                  1
   Transfer agent and shareholder service fees                                1
Accrued expenses                                                     +       24
                                                                     -----------
TOTAL LIABILITIES                                                           619

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                             29,226
TOTAL LIABILITIES                                                    -      619
                                                                     -----------
NET ASSETS                                                              $28,607

NET ASSETS BY SOURCE
Capital received from investors                                          22,844
Net investment income not yet distributed                                   172
Net realized capital gains                                                1,575
Net unrealized capital gains                                              4,016

NET ASSET VALUE (NAV)

                     SHARES
NET ASSETS     /     OUTSTANDING     =     NAV
$28,607              1,984                 $14.42

  Unless stated, all numbers x 1,000.

a The fund paid $24,372 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                             $21,398
    Sales/maturities                      $16,363

  FEDERAL TAX DATA
  ------------------------------------------------
  PORTFOLIO COST                          $24,377

  NET UNREALIZED GAINS AND LOSSES:
  Gains                                    $4,204
  Losses                                +    (193)
                                        ----------
                                           $4,011

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                            $525
  Long-term capital gains                  $1,227


86 See financial notes.

SCHWAB FINANCIAL SERVICES FUND

Statement of
OPERATIONS
For November 1, 2004 through October 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                   $455
Interest                                                                       3
Securities on loan                                                     +       1
                                                                       ---------
TOTAL INVESTMENT INCOME                                                      459

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments sold                                     1,583

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                        1,980

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                    119 a
Transfer agent and shareholder service fees                                   55 b
Trustees' fees                                                                 4 c
Custodian fees                                                                26
Portfolio accounting fees                                                      3
Professional fees                                                             27
Registration fees                                                             15
Shareholder reports                                                            2
Other expenses                                                         +       3
                                                                       ---------
Total expenses                                                               254
Expense reduction                                                      -      19 d
                                                                       ---------
NET EXPENSES                                                                 235

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                      459
NET EXPENSES                                                           -     235
                                                                       ---------
NET INVESTMENT INCOME                                                        224
NET REALIZED GAINS                                                         1,583 e
NET UNREALIZED GAINS                                                   +   1,980 e
                                                                       ---------
INCREASE IN NET ASSETS FROM OPERATIONS                                    $3,787

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.54% of the first
  $500 million; 0.515% of the next $500 million; and 0.49% of assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc.
  (CSIM).

  Prior to February 28, 2005, these fees were calculated as 0.54% of average daily net assets.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the net operating expenses of this fund through February 27, 2006, to 1.10% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $3,563.


                                                         See financial notes. 87

SCHWAB FINANCIAL SERVICES FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                             11/1/04-10/31/05  11/1/03-10/31/04
Net investment income                                    $224              $123
Net realized gains                                      1,583             2,314
Net unrealized gains or losses               +          1,980              (253)
                                             -----------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                         3,787             2,184

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                      139               158
Distributions from net realized gains        +          1,403                --
                                             -----------------------------------
TOTAL DIVIDENDS AND DISTRIBUTIONS PAID                 $1,542              $158 a,b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                         11/1/04-10/31/05      11/1/03-10/31/04
                                        SHARES       VALUE    SHARES      VALUE
Shares sold                                885     $11,993       369     $4,651
Shares reinvested                          103       1,356        12        142
Shares redeemed                         + (495)     (6,547)     (457)    (5,709) c
                                        ----------------------------------------
NET TRANSACTIONS
IN FUND SHARES                             493      $6,802       (76)     ($916)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                         11/1/04-10/31/05      11/1/03-10/31/04
                                        SHARES  NET ASSETS  SHARES   NET ASSETS
Beginning of period                      1,491     $19,560   1,567      $18,450
Total increase or
decrease                               +   493       9,047     (76)       1,110 d
                                       -----------------------------------------
END OF PERIOD                            1,984     $28,607   1,491      $19,560 e

  Unless stated, all numbers x 1,000.

a UNAUDITED

  For corporations, 91% of the fund's dividends for the report period qualify for the dividends-received deduction.

  The fund designates $139 of the dividend distribution for the fiscal year ended 10/31/05 as qualified dividends for the purpose of the maximum rate under Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2006 via IRS Form 1099 of the amounts for use in preparing their 2005 income tax return.

b The tax-basis components of distributions paid are:

                               CURRENT   PRIOR
                                PERIOD   PERIOD
  Ordinary
  income                          $139     $158

  Long-term
  capital gains                 $1,403      $--

c For shares purchased on or before 4/29/05 and held less than 180 days, the fund charges 0.75% redemption fee. For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

  CURRENT PERIOD                             $7

  PRIOR PERIOD                               $5

  Dollar amounts are net of the redemption fee proceeds.

d Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value from transactions in fund shares, minus distributions paid.

e Includes distributable net investment income in the amount of $172 and $87 at the end of the current period and prior period, respectively.


88 See financial notes.

SCHWAB HEALTH CARE FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS


                                                               11/1/04-      11/1/03-      11/1/02-      11/1/01-      11/1/00-
                                                               10/31/05      10/31/04      10/31/03      10/31/02      10/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                           10.78          8.43          7.12          9.00         10.27
                                                               ---------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income or loss                                 (0.02)        (0.06)         0.01          0.03          0.00 1
   Net realized and unrealized gains or losses                    3.27          2.41          1.33         (1.90)        (1.10)
                                                               ---------------------------------------------------------------------
   Total income or loss from investment operations                3.25          2.35          1.34         (1.87)        (1.10)
Less distributions:
   Dividends from net investment income                             --            --         (0.03)        (0.01)        (0.00) 1
   Distributions from net realized gains                            --            --            --            --         (0.17)
                                                               ---------------------------------------------------------------------
   Total distributions                                              --            --         (0.03)        (0.01)        (0.17)
                                                               ---------------------------------------------------------------------
Net asset value at end of period                                 14.03         10.78          8.43          7.12          9.00
                                                               ---------------------------------------------------------------------
Total return (%)                                                 30.15         27.88         18.96        (20.84)       (10.94)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                         0.89          1.04          1.04          0.89          0.89
   Gross operating expenses                                       0.89          1.07          1.34          1.18          1.17
   Net investment income or loss                                 (0.28)        (0.73)         0.13          0.25          0.06
Portfolio turnover rate                                             42           105           200            99            92
Net assets, end of period ($ x 1,000,000)                          397            54            25            21            32

1 Per share amount was less than $0.01.


                                                         See financial notes. 89

SCHWAB HEALTH CARE FUND

PORTFOLIO HOLDINGS as of October 31, 2005

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 @  All or a portion of this security is on loan

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
 99.3%  COMMON STOCK                                    353,749         393,925

  0.6%  SHORT-TERM
        INVESTMENT                                        2,493           2,493

  0.0%  RIGHTS                                               --              --
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                               356,242         396,418

  2.4%  COLLATERAL INVESTED
        FOR SECURITIES ON LOAN                            9,451           9,451

(2.3)%  OTHER ASSETS AND
        LIABILITIES, NET                                                 (9,013)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                396,856

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       COMMON STOCK 99.3% of net assets

       HEALTH CARE EQUIPMENT & SERVICES 67.8%
       -------------------------------------------------------------------------
       Aetna, Inc. 136,800                                                12,115
   (2) AmerisourceBergen Corp. 210,000                                    16,017
       Bausch & Lomb, Inc. 168,000                                        12,464
   (5) Baxter International, Inc. 401,100                                 15,334
   (9) Becton Dickinson & Co. 269,600                                     13,682
   (7) Cardinal Health, Inc. 234,000                                      14,627
     o Caremark Rx, Inc. 218,500                                          11,449
    @o Cerner Corp. 97,000                                                 8,192
   (4) CIGNA Corp. 134,500                                                15,585
     o Coventry Health Care, Inc. 201,600                                 10,884
       Dade Behring Holdings, Inc. 150,000                                 5,402
     o DaVita, Inc. 27,025                                                 1,329
  o(1) Express Scripts, Inc. 218,700                                      16,492
     o Haemonetics Corp. 112,300                                           5,441
     o Humana, Inc. 201,600                                                8,949
     o Lincare Holdings, Inc. 203,300                                      8,305
   (3) McKesson Corp. 349,200                                             15,864
     o Medco Health Solutions, Inc. 72,000                                 4,068
     o Pacificare Health Systems, Inc. 116,700                             9,611
       PerkinElmer, Inc. 200,000                                           4,414
     o Sierra Health Services, Inc. 136,900                               10,268
    @o SurModics, Inc. 43,000                                              1,699
     o Tenet Healthcare Corp. 317,000                                      2,669
     o Thermo Electron Corp. 93,600                                        2,826
     o Trizetto Group, Inc. 100,500                                        1,424
     o United Surgical Partners International,
       Inc. 70,100                                                         2,513
   (6) UnitedHealth Group, Inc. 255,400                                   14,785
     o WellChoice, Inc. 131,000                                            9,910
     o WellPoint, Inc. 171,300                                            12,793
                                                                     -----------
                                                                         269,111
       PHARMACEUTICALS & BIOTECHNOLOGY 31.5%
       -------------------------------------------------------------------------
     o Albany Molecular Research, Inc. 140,000                             1,876
       Alpharma, Inc., Class A 385,700                                     9,600
     o Amgen, Inc. 56,000                                                  4,243
       Applied Biosystems Group  --
       Applera Corp. 403,800                                               9,800
     o Celera Genomics Group -- Applera
       Corp. 80,000                                                          950
       CNS, Inc. 117,717                                                   3,069
     o Endo Pharmaceutical Holdings,
       Inc. 103,200                                                        2,778
     o Gene Logic, Inc. 130,800                                              495
     o Invitrogen Corp. 90,200                                             5,736
  (10) Johnson & Johnson 217,600                                          13,626
     o Kendle International, Inc. 100,000                                  2,408
     o King Pharmaceuticals, Inc. 638,000                                  9,844


90 See financial notes.

SCHWAB HEALTH CARE FUND

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
     o Kos Pharmaceuticals, Inc. 123,500                                   7,410
       Merck & Co., Inc. 314,000                                           8,861
   (8) Pfizer, Inc. 631,700                                               13,733
       Schering-Plough Corp. 621,500                                      12,641
     o Techne Corp. 77,500                                                 4,202
       Wyeth 303,900                                                      13,542
                                                                     -----------
                                                                         124,814

       RIGHTS
       0.0% of net assets

       PHARMACEUTICALS & BIOTECHNOLOGY 0.0%
       -------------------------------------------------------------------------
     o OSI Pharmaceuticals, Inc.
       expires 06/12/08 458                                                   --

       SECURITY                                     FACE AMOUNT
          RATE, MATURITY DATE                       ($ x 1,000)
       SHORT-TERM INVESTMENT
       0.6% of net assets

       Wachovia Bank, Grand Cayman
       Time Deposit
          3.48%, 11/01/05                                 2,493            2,493

END OF INVESTMENTS.

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       COLLATERAL INVESTED FOR SECURITIES ON LOAN
       2.4% of net assets

       SHORT-TERM INVESTMENT 2.4%
       -------------------------------------------------------------------------

       Securities Lending Investments
       Fund 9,450,902                                                      9,451

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.


                                                         See financial notes. 91

SCHWAB HEALTH CARE FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2005. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value (including $9,304 of securities on loan)         $396,418 a
Collateral invested for securities on loan                                9,451
Receivables:
  Fund shares sold                                                        3,278
  Dividends                                                                  77
  Investments sold                                                        7,099
  Income from securities on loan                                             18
Prepaid expenses                                                    +        20
                                                                    ------------
TOTAL ASSETS                                                            416,361

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                                9,451
Payables:
  Fund shares redeemed                                                      181
  Investments bought                                                      9,774
  Investment adviser and administrator fees                                  17
  Transfer agent and shareholder service fees                                 8
Accrued expenses                                                    +        74
                                                                    ------------
TOTAL LIABILITIES                                                        19,505

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            416,361
TOTAL LIABILITIES                                                   -    19,505
                                                                    ------------
NET ASSETS                                                             $396,856

NET ASSETS BY SOURCE
Capital received from investors                                         361,074
Net realized capital losses                                              (4,394)
Net unrealized capital gains                                             40,176

NET ASSET VALUE (NAV)

                     SHARES
NET ASSETS     /     OUTSTANDING    =    NAV
$396,856             28,286              $14.03

  Unless stated, all numbers x 1,000.

a The fund paid $356,242 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                            $386,046
    Sales/maturities                      $80,009

  FEDERAL TAX DATA
  ------------------------------------------------
  PORTFOLIO COST                         $356,382

  NET UNREALIZED GAINS AND LOSSES:
  Gains                                   $51,705
  Losses                              +   (11,669)
                                      ------------
                                          $40,036

  CAPITAL LOSSES UTILIZED                    $273

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:                   Loss amount
     2010                                    $617
     2011                             +     3,637
                                      -----------
                                           $4,254

  RECLASSIFICATIONS:
  Net investment income
     not yet distributed                     $536

  Reclassified:
  Capital received from investors           $(536)


92 See financial notes.

SCHWAB HEALTH CARE FUND

Statement of
OPERATIONS
For November 1, 2004 through October 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                  $937
Interest                                                                    111
Securities on loan                                                   +       96
                                                                     -----------
TOTAL INVESTMENT INCOME                                                   1,144

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments sold                                      134
Net realized gains on futures contracts                              +      183
                                                                     -----------
NET REALIZED GAINS                                                          317

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                      33,870

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 1,019 a
Transfer agent and shareholder service fees                                 472 b
Trustees' fees                                                                5 c
Custodian fees                                                               32
Portfolio accounting fees                                                    24
Professional fees                                                            27
Registration fees                                                            61
Shareholder reports                                                          37
Other expenses                                                       +        3
                                                                     -----------
TOTAL EXPENSES                                                            1,680 d

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   1,144
NET EXPENSES                                                         -    1,680
                                                                     -----------
NET INVESTMENT LOSS                                                        (536)
NET REALIZED GAINS                                                          317 e
NET UNREALIZED GAINS                                                 +   33,870 e
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $33,651

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.54% of the first
  $500 million; 0.515% of the next $500 million; and 0.49% of assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc.
  (CSIM).

  Prior to February 28, 2005, these fees were calculated as 0.54% of average daily net assets.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d CSIM and Schwab have guaranteed that the annual net operating expense
  (excluding interest, taxes and certain non-routine expenses) will not exceed 1.10% of the fund's average daily net assets through February 27, 2006.

e These add up to a net gain on investments of $34,187.


                                                         See financial notes. 93

SCHWAB HEALTH CARE FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                           11/1/04-10/31/05    11/1/03-10/31/04
Net investment loss                                   ($536)              ($303)
Net realized gains                                      317               4,394
Net unrealized gains                       +         33,870               3,441
                                           -------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              $33,651              $7,532

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                       11/1/04-10/31/05       11/1/03-10/31/04
                                       SHARES       VALUE     SHARES      VALUE
Shares sold                            25,580    $339,672      3,244    $33,738
Shares redeemed                     +  (2,299)    (30,399)    (1,206)   (12,342)a
                                    --------------------------------------------
NET TRANSACTIONS IN FUND SHARES        23,281    $309,273      2,038    $21,396

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                       11/1/04-10/31/05       11/1/03-10/31/04
                                       SHARES   NET ASSETS   SHARES  NET ASSETS
Beginning of period                     5,005      $53,932    2,967     $25,004
Total increase                      +  23,281      342,924    2,038      28,928 b
                                    --------------------------------------------
End of period                          28,286     $396,856    5,005     $53,932 c

  Unless stated, all numbers x 1,000.

a For shares purchased on or before 4/29/05 and held less than 180 days, the fund charges 0.75% redemption fee. For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

  CURRENT PERIOD                           $121
  PRIOR PERIOD                              $41

  Dollar amounts are net of the redemption proceeds.

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

c Includes net investment loss in the amount of $-- and $-- at the end of the current period and prior period, respectively.


94 See financial notes.

SCHWAB TECHNOLOGY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                               11/1/04-      11/1/03-      11/1/02-      11/1/01-      11/1/00-
                                                               10/31/05      10/31/04      10/31/03      10/31/02      10/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                            4.42          4.32          2.90          3.86          8.52
                                                               ---------------------------------------------------------------------
Income or loss from investment operations:
   Net investment loss                                           (0.01)        (0.04)        (0.02)        (0.02)        (0.03)
   Net realized and unrealized gains or losses                    0.47          0.14          1.44         (0.94)        (4.63)
                                                               ---------------------------------------------------------------------
   Total income or loss from investment operations                0.46          0.10          1.42         (0.96)        (4.66)
                                                               ---------------------------------------------------------------------
Net asset value at end of period                                  4.88          4.42          4.32          2.90          3.86
                                                               ---------------------------------------------------------------------
Total return (%)                                                 10.41          2.31         48.97        (24.87)       (54.69)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                         0.97          1.02 1        1.04          0.89          0.89
   Gross operating expenses                                       0.97          1.02          1.25          1.15          1.16
   Net investment loss                                           (0.23)        (0.78)        (0.65)        (0.57)        (0.65)
Portfolio turnover rate                                             89           109           165           117           120
Net assets, end of period ($ x 1,000,000)                           53            49            43            26            39

1 The ratio of net operating expenses would have been 1.01% if interest expense had not been included.


                                                         See financial notes. 95

SCHWAB TECHNOLOGY FUND

PORTFOLIO HOLDINGS as of October 31, 2005

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 @  All or a portion of this security is on loan

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
 99.4%  COMMON STOCK                                     46,096          52,939

  0.7%  SHORT-TERM
        INVESTMENT                                          375             375
--------------------------------------------------------------------------------
100.1%  TOTAL INVESTMENTS                                46,471          53,314

  2.8%  COLLATERAL INVESTED
        FOR SECURITIES ON LOAN                            1,490           1,490

(2.9)%  OTHER ASSETS AND
        LIABILITIES, NET                                                 (1,540)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 53,264

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       COMMON STOCK 99.4% of net assets

       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 20.9%
       -------------------------------------------------------------------------
     o Agere Systems, Inc. 32,630                                            339
   (8) Applied Materials, Inc. 101,300                                     1,659
     o Broadcom Corp., Class A 7,800                                         331
   (4) Intel Corp. 146,960                                                 3,454
     o LSI Logic Corp. 81,200                                                659
     o Micrel, Inc. 15,600                                                   156
       National Semiconductor Corp. 41,000                                   928
     o ON Semiconductor Corp. 90,100                                         418
   (5) Texas Instruments, Inc. 111,600                                     3,186
                                                                     -----------
                                                                          11,130
       SOFTWARE & SERVICES 38.5%
       -------------------------------------------------------------------------
     o Alliance Data Systems Corp. 8,400                                     299
   (7) Autodesk, Inc. 41,600                                               1,877
     o BEA Systems, Inc. 4,600                                                41
     o BMC Software, Inc. 43,000                                             842
     o Cadence Design Systems, Inc. 70,300                                 1,123
     o Checkfree Corp. 33,100                                              1,407
     o Citrix Systems, Inc. 39,800                                         1,097
     o Computer Sciences Corp. 15,600                                        800
     o DST Systems, Inc. 18,100                                            1,016
     o Earthlink, Inc. 113,100                                             1,245
       Electronic Data Systems Corp. 45,900                                1,070
       Global Payments, Inc. 6,200                                           266
     o McAfee, Inc. 26,100                                                   784
  o(6) Oracle Corp. 217,000                                                2,752
     o Parametric Technology Corp. 95,900                                    624
  o(9) Progress Software Corp. 52,800                                      1,644
       The Reynolds & Reynolds Co.,
       Class A 32,800                                                        871
     o Sybase, Inc. 48,900                                                 1,088
     o Synopsys, Inc. 33,000                                                 625
       United Online, Inc. 79,000                                          1,059
                                                                     -----------
                                                                          20,530
       TECHNOLOGY HARDWARE & EQUIPMENT 40.0%
       -------------------------------------------------------------------------
     o Agilent Technologies, Inc. 28,400                                     909
@o(10) Apple Computer, Inc.28,200                                          1,624
     o Arrow Electronics, Inc. 44,400                                      1,310
       AVX Corp. 33,000                                                      409
     o Electronics for Imaging 800                                            20
       Harris Corp. 11,900                                                   489
   (2) Hewlett-Packard Co. 136,100                                         3,816
       Imation Corp. 23,600                                                1,010
   (1) International Business Machines
       Corp. 53,000                                                        4,340
   (3) Motorola, Inc. 171,900                                              3,809


96 See financial notes.

SCHWAB TECHNOLOGY FUND

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
     o NCR Corp. 46,200                                                    1,396
       Qualcomm, Inc. 14,900                                                 592
       Scientific-Atlanta, Inc. 32,800                                     1,163
     o Solectron Corp. 23,000                                                 81
     o Tellabs, Inc. 32,500                                                  311
                                                                     -----------
                                                                          21,279

       SECURITY                                     FACE AMOUNT
          RATE, MATURITY DATE                       ($ x 1,000)
       SHORT-TERM INVESTMENT
       0.7% of net assets

       Wachovia Bank, Grand Cayman
       Time Deposit
          3.48%, 11/01/05                                   375              375

END OF INVESTMENTS.

       COLLATERAL INVESTED FOR SECURITIES ON LOAN
       2.8% of net assets

       SHORT-TERM INVESTMENT 2.8%
       -------------------------------------------------------------------------
       Securities Lending Investments
       Fund 1,489,524                                                      1,490

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.


                                                         See financial notes. 97

SCHWAB TECHNOLOGY FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2005. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value
  (including $1,543 of securities on loan)                              $53,314 a
Collateral invested for securities on loan                                1,490
Receivables:
  Fund shares sold                                                          206
  Dividends                                                                   3
  Investments sold                                                          736
Prepaid expenses                                                       +      4
                                                                       ---------
TOTAL ASSETS                                                             55,753

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                                1,490
Payables:
  Fund shares redeemed                                                       19
  Investments bought                                                        949
  Investment adviser and administrator fees                                   2
  Transfer agent and shareholder service fees                                 1
Accrued expenses                                                       +     28
                                                                       ---------
TOTAL LIABILITIES                                                         2,489

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                             55,753
TOTAL LIABILITIES                                                      -  2,489
                                                                       ---------
NET ASSETS                                                              $53,264

NET ASSETS BY SOURCE
Capital received from investors                                          85,298
Net realized capital losses                                             (38,877)
Net unrealized capital gains                                              6,843

                 SHARES
NET ASSETS   /   OUTSTANDING   =   NAV
$53,264          10,923            $4.88

  Unless stated, all numbers x 1,000.

a The fund paid $46,471 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

  Purchases                               $43,484
  Sales/maturities                        $44,568

  FEDERAL TAX DATA
  ------------------------------------------------
  PORTFOLIO COST                          $46,477

  NET UNREALIZED GAINS AND LOSSES:
  Gains                                    $8,257
  Losses                              +    (1,420)
                                      ------------
                                           $6,837

  CAPITAL LOSSES UTILIZED                  $2,249

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:                   Loss amount
     2009                                 $14,027
     2010                                  18,148
     2011                             +     6,696
                                      ------------
                                          $38,871

  RECLASSIFICATIONS:
  Net investment income
     not yet distributed                     $111

  Reclassified as:
  Capital received from investors           $(111)


98 See financial notes.

SCHWAB TECHNOLOGY FUND

Statement of
OPERATIONS
For November 1, 2004 through October 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                  $357
Interest                                                                +     6
                                                                        --------
TOTAL INVESTMENT INCOME                                                     363

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments sold                                    2,352
Net realized gains on futures contracts                                 +     2
                                                                        --------
NET REALIZED GAINS                                                        2,354

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                       2,534

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                   263 a
Transfer agent and shareholder service fees                                 122 b
Trustees' fees                                                                5 c
Custodian fees                                                               27
Portfolio accounting fees                                                     6
Professional fees                                                            27
Registration fees                                                            15
Shareholder reports                                                           4
Interest expense                                                              2
Other expenses                                                          +     3
                                                                        --------
TOTAL EXPENSES                                                              474 d

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                     363
NET EXPENSES                                                            -   474
                                                                        --------
NET INVESTMENT LOSS                                                        (111)
NET REALIZED GAINS                                                        2,354 e
NET UNREALIZED GAINS                                                    + 2,534 e
                                                                        --------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $4,777

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.54% of the first
  $500 million; 0.515% of the next $500 million; and 0.49% of assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc.
  (CSIM).

  Prior to February 28, 2005, these fees were calculated as 0.54% of average daily net assets.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d CSIM and Schwab have guaranteed that the annual net operating expenses
  (excluding interest, taxes and certain non-routine expenses) will not exceed 1.10% of the fund's average daily net assets through February 27, 2006.

e These add up to a net gain on investments of $4,888.


                                                         See financial notes. 99

SCHWAB TECHNOLOGY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                           11/1/04-10/31/05    11/1/03-10/31/04
Net investment loss                                   $(111)              $(405)
Net realized gains                                    2,354               2,569
Net unrealized gains or losses             +          2,534              (2,375)
                                           -------------------------------------
INCREASE OR DECREASE IN NET ASSETS
FROM OPERATIONS                                      $4,777               $(211)

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                 11/1/04-10/31/05            11/1/03-10/31/04
                                 SHARES        VALUE       SHARES         VALUE
Shares sold                       3,726      $17,658        4,936       $23,679
Shares redeemed                + (3,904)     (18,286)      (3,798)      (17,389) a
                               -------------------------------------------------
NET TRANSACTIONS
IN FUND SHARES                     (178)       $(628)       1,138        $6,290

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                  11/1/04-10/31/05          11/1/03-10/31/04
                                 SHARES    NET ASSETS      SHARES     NET ASSETS
Beginning of period              11,101       $49,115       9,963        $43,036
Total increase or
decrease                       +   (178)        4,149       1,138          6,079 b
                               -------------------------------------------------
END OF PERIOD                    10,923       $53,264      11,101        $49,115 c

  Unless stated, all numbers x 1,000.

a For shares purchased on or before 4/29/05 and held less than 180 days, the fund charges 0.75% redemption fee. For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

  CURRENT PERIOD                     $10
  PRIOR PERIOD                       $44

  Dollar amounts are net of the redemption proceeds.

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

c Includes net investment loss in the amount of $-- and $-- at the end of the current period and prior period, respectively.


100 See financial notes.

SCHWAB ACTIVE EQUITY FUNDS

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB CAPITAL TRUST, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

SCHWAB PREMIER EQUITY FUND, SCHWAB DIVIDEND EQUITY FUND, SCHWAB LARGE-CAP GROWTH FUND, SCHWAB SMALL-CAP EQUITY FUND AND SCHWAB HEDGED EQUITY FUND OFFER TWO SHARE
CLASSES: Investor Shares and Select Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab Core Equity Fund, Schwab Financial Services Fund, Schwab Health Care Fund and Schwab Technology Fund each offer one share class.

Shares are bought and sold at net asset value (NAV), which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

The Schwab Premier Equity Fund and the Schwab Large-Cap Growth Fund commenced operations on March 21, 2005 and October 3, 2005, respectively. The Schwab Hedged Equity Fund started offering Investor Shares on March 1, 2005 and the fund shares in existence prior to March 1, 2005 were designated as Select Shares.

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other fund operations and policies that may affect a fund's financials, as described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS PAY DIVIDENDS from net investment income and make distributions from net capital gains once a year.

THE FUNDS MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the

THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Capital Trust. The funds discussed in this report are highlighted.

SCHWAB CAPITAL TRUST organized May 7, 1993
   Schwab S&P 500 Index Fund
   Schwab Institutional Select S&P 500 Fund
   Schwab Small-Cap Index Fund
   Schwab Total Stock Market Index Fund
   Schwab International Index Fund
   Schwab MarketTrack All Equity Portfolio
   Schwab MarketTrack Growth Portfolio
   Schwab MarketTrack Balanced Portfolio
   Schwab MarketTrack Conservative Portfolio
   Laudus U.S. MarketMasters Fund
   Laudus Balanced MarketMasters Fund
   Laudus Small-Cap MarketMasters Fund
   Laudus International MarketMasters Fund
   SCHWAB PREMIER EQUITY FUND
   SCHWAB CORE EQUITY FUND
   SCHWAB DIVIDEND EQUITY FUND
   SCHWAB LARGE-CAP GROWTH FUND
   SCHWAB SMALL-CAP EQUITY FUND
   SCHWAB HEDGED EQUITY FUND
   SCHWAB FINANCIAL SERVICES FUND
   SCHWAB HEALTH CARE FUND
   SCHWAB TECHNOLOGY FUND
   Schwab Target 2010 Fund
   Schwab Target 2020 Fund
   Schwab Target 2030 Fund
   Schwab Target 2040 Fund
   Schwab Retirement Income Fund

SCHWAB ACTIVE EQUITY FUNDS

underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required ("due to/from broker").

THE FUNDS MAY INVEST IN FORWARD CURRENCY CONTRACTS IN CONNECTION WITH THE PURCHASE AND SALE OF PORTFOLIO SECURITIES TO MINIMIZE THE UNCERTAINTY OF CHANGES IN FUTURE EXCHANGE RATES. "Forwards," as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund's financials. If counter-parties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

THE SCHWAB HEDGED EQUITY FUND MAY SELL SECURITIES SHORT (SELL SECURITIES IT DOES NOT OWN). When it does so, the fund also places assets worth at least 100% of the value of the short securities into a segregated account, as collateral. If the market value of the short securities subsequently falls, the fund can realize a gain by closing the position. However, if the value rises, the fund typically would have to add to its collateral or close out its short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and may exceed amounts recorded in the Statements of Assets and Liabilities.

THE FUNDS MAY LOAN SECURITIES TO CERTAIN BROKERS, DEALERS AND OTHER FINANCIAL INSTITUTIONS WHO PAY THE FUNDS NEGOTIATED FEES. The funds receive cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter. If the value of the collateral falls below 100%, it will be adjusted the following day.

THE FUNDS PAY FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. For instance, the funds may let other Schwab Funds(R) buy and sell fund shares, particularly Schwab Target Funds, which seek to provide investors with allocated portfolios of other Schwab Funds and Laudus Funds.

The funds may make direct transactions with certain other Schwab Funds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is

SCHWAB ACTIVE EQUITY FUNDS

limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds(R).

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

                             AMOUNT                                    WEIGHTED
                           OUTSTANDING              AVERAGE            AVERAGE
                           AT 10/31/05             BORROWING*          INTEREST
FUND                       ($ x 1,000)            ($ x 1,000)          RATE* (%)
--------------------------------------------------------------------------------
SCHWAB PREMIER
EQUITY FUND                    --                     310                4.23
--------------------------------------------------------------------------------
SCHWAB DIVIDEND
EQUITY FUND                    --                      14                3.72
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP
EQUITY FUND                    --                     262                3.05
--------------------------------------------------------------------------------
SCHWAB FINANCIAL
SERVICES FUND                  --                      55                3.12
--------------------------------------------------------------------------------
SCHWAB TECHNOLOGY
FUND                           --                     160                2.96
--------------------------------------------------------------------------------

* Based on the number of days for which the borrowing is outstanding.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The net investment income and net realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments for net operating losses and losses on wash sales.

UNDER THE FUNDS' ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUNDS. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THE SECURITIES IN THEIR PORTFOLIOS EVERY BUSINESS DAY. The funds use the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

SCHWAB ACTIVE EQUITY FUNDS

- SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE or when a significant event has occurred between the time of the security's last close and the time that a fund calculates net asset value: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price.

- FUTURES AND FORWARDS: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day's exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

- MUTUAL FUNDS: valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

SCHWAB HEDGED EQUITY FUND SELLS SECURITIES SHORT, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and the liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it records the outcome as a realized gain or loss. Interest accrued on securities sold short is recorded as an expense on the fund's records.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNT is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

FOR FUNDS OFFERING MULTIPLE SHARE CLASSES, all of the realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

SCHWAB ACTIVE EQUITY FUNDS

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab Technology Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Premier Equity Fund, Schwab Core Equity Fund, Schwab Dividend Equity Fund, Schwab Large-Cap Growth Fund, Schwab Small-Cap Equity Fund, Schwab Hedged Equity Fund, Schwab Financial Services Fund, Schwab Health Care Fund, and Schwab Technology Fund, (nine of the portfolios constituting Schwab Capital Trust, hereafter referred to as the "Funds") at October 31, 2005, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management,and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, California
December 16, 2005

INVESTMENT ADVISORY AGREEMENT APPROVAL

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Capital Trust (the "Trust") and CSIM (the "Agreement") with respect to existing funds in the Trust operating as of December 31 of the previous year, including the Schwab Core Equity Fund, the Schwab Dividend Equity Fund, the Schwab Small-Cap Equity Fund, the Schwab Hedged Equity Fund, the Schwab Financial Services Fund, the Schwab Health Care Fund, and the Schwab Technology Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive memoranda from counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from their counsel, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

At the May 24, 2005 meeting of the Board, the trustees, including a majority of the Independent Trustees, approved the renewal of the Agreement with respect to the funds for an additional one year period. The Board's approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund's investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund's expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. ("Schwab"), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement with respect to the funds reflect those economies of scale for the benefit of fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated,among other things, CSIM's personnel, experience, track record and compliance program. The trustees also considered the fact that Schwab's extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds. The trustees also considered Schwab's excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds' investors are also brokerage clients of Schwab, and that CSIM and its affiliates are uniquely positioned to provide services and support to the funds and such shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement with respect to the funds.

FUND PERFORMANCE. The Board considered fund performance in determining whether to renew the Agreement with respect to the funds. Specifically, the trustees considered each fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both market risk and shareholder risk expectations for such fund. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement with respect to the funds.

FUND EXPENSES. With respect to the funds' expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund's net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the unique legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

PROFITABILITY. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management's profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement with respect to the funds and other service agreements were rea-sonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the funds.

ECONOMIES OF SCALE. The trustees considered the existence of any economies of scale and whether those are passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM's agreement to contractual investment advisory fee schedules which include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement with respect to the funds and concluded that the compensation under the Agreement with respect to the funds is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

In addition, at the May 24, 2005 meeting of the Board, the trustees, including a majority of the Independent Trustees, approved the creation of the new Schwab Large-Cap Growth Fund (the "Large-Cap Growth Fund") and approved the amendment of the Agreement to appoint CSIM as investment adviser to the Large-Cap Growth Fund. This approval was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

1. the nature, extent and quality of the services to be provided to the Large-Cap Growth Fund under the Agreement, including the resources of CSIM and its affiliates to be dedicated to the Large-Cap Growth Fund;

2. CSIM's investment performance with respect to other funds using related investment techniques and how it compared to that of other comparable mutual funds;

3. the Large-Cap Growth Fund's anticipated expenses and how those expenses compared to those of other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Schwab, with respect to other funds using similar investment strategies, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale might be realized as the Large-Cap Growth Fund grows and whether fee levels relating to the Large-Cap Growth Fund in the Agreement reflect those economies of scale for the benefit of the Large-Cap Growth Fund's investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by CSIM to the Schwab Funds and the resources of CSIM and its affiliates dedicated to such funds. In this regard, the trustees evaluated, among other things, CSIM's personnel, experience, track record and compliance program. The trustees also considered the fact that Schwab's extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds. The trustees also considered Schwab's excellent reputation as a full service firm and its overall financial condition. The Board considered how these factors could apply to the Large-Cap Growth Fund under the terms of the Agreement. Following such evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services to be provided by CSIM to the Large-Cap Growth Fund and the resources of CSIM and its affiliates to be dedicated to the Large-Cap Growth Fund supported approval of the Agreement with respect to the Large-Cap Growth Fund.

FUND PERFORMANCE. The Board considered performance of Schwab Funds using related investment techniques in determining whether to renew the agreements with respect to such funds. Specifically, the trustees considered each existing fund's performance relative to its peer group and appropriate indices/ benchmarks, in light of total return, yield and market trends. As part of that review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the analysis. In evaluating the performance of each existing SchwabFund, the trustees considered both risk and shareholder risk expectations for such fund. The Board also considered how these factors could apply to the Large-Cap Growth Fund under the terms of the Agreement. Following such evaluation, the Board concluded that, within the context of its full deliberations, the performance of the existing Schwab Funds using related investment techniques and performance of CSIM supported approval of the Agreement with respect to the Large-Cap Growth Fund.

FUND EXPENSES. With respect to the Large-Cap Growth Fund's expenses, the trustees considered the rate of compensation with respect to the Large-Cap Growth Fund called for by the Agreement, and the Large-Cap Growth Fund's net operating expense ratio in comparison to those of other comparable mutual funds. The trustees also considered information about average expense ratios of comparable mutual funds in the Large-Cap Growth Fund's expected peer group. Finally, the trustees considered the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total Large-Cap Growth Fund expenses from exceeding a specified cap for at least one year and that CSIM, through the waiver, will maintain the Large-Cap Growth Fund's net operating expenses at competitive levels for its distribution channels. Following such evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Large-Cap Growth Fund are reasonable and supported approval of the Agreement with respect to the Large-Cap Growth Fund.

PROFITABILITY. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. The trustees also considered any other benefits derived by CSIM from its relationship with the existing Schwab Funds, such as investment information or other research resources. In determining profitability of CSIM and its affiliates, the trustees have reviewed management's profitability analyses with the assistance of independent accountants. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each existing fund by CSIM and its affiliates. The Board also considered how these factors could apply to the Large-Cap Growth Fund. However, because the Large-Cap Growth Fund had no operating history at the time of the Board's deliberations, the Board did not reach a specific conclusion with respect to the profitability of CSIM and its affiliates under the Agreement with respect to the Large-Cap Growth Fund.

ECONOMIES OF SCALE. The trustees considered the possible existence of any economies of scale and whether those will be passed along to the Large-Cap Growth Fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of the Large-Cap Growth Fund expenses, the trustees considered that CSIM and Schwab historically have committed, and in the future may commit, resources to minimize the effects on shareholders of diseconomies of scale during periods when the Large-Cap Growth Fund assets are relatively small through their expense waiver agreement. The trustees noted that such diseconomies of scale may particularly affect newer funds, such as the Large-Cap Growth Fund, or funds with investment strategies that are currently out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered CSIM's agreement to contractual investment advisory fee schedules which include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Large-Cap Growth Fund should obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Agreement to reflect the addition of the Large-Cap Growth Fund and concluded that the compensation with respect to the Large-Cap Growth Fund under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEES AND OFFICERS

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the 56 Schwab Funds belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDEPENDENT TRUSTEES

NAME AND
YEAR OF BIRTH             TRUSTEE SINCE                MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER        2000 (all trusts).           Chairman, JDN Corp. Advisory LLC (real estate); Trustee, Stanford
1960                                                   University, America First Cos., Omaha, NE (venture capital/fund management), Redwood Trust, Inc. (mortgage finance), Stanford
                                                       Hospitals and Clinics, SRI International (research), PMI Group, Inc.
                                                       (mortgage insurance), Lucile Packard Children's Hospital; Director,
                                                       Pacific Life Insurance Company (insurance); Trustee, Laudus Trust and Laudus Variable Insurance Trust. 2 Until 2001: Stanford University,
                                                       Special Advisor to the President. From 1996-2001: Stanford
                                                       University, Vice President of Business Affairs, Chief Financial Officer.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD          Family of Funds, 1989;      Chief Executive Officer, Dorward & Associates (corporate management,
1931                       Investments, 1991;          marketing and communications consulting). Until 1999: Executive
                           Capital Trust, 1993;        Vice President, Managing Director, Grey Advertising San Francisco.
                           Annuity Portfolios,1994.    Until 1996: President, Chief Executive Officer, Allen & Dorward
                                                       Advertising.

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 This includes 10 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust.

INDEPENDENT TRUSTEES continued

NAME AND
YEAR OF BIRTH               TRUSTEE SINCE              MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER           2000 (all trusts).         Until February 2004, Co-Chief Executive Officer, Aphton Corporation
1941                                                   (bio-pharmaceuticals). Prior to August 1998, Dean of the Haas
                                                       School of Business, University of California, Berkeley (higher education).

                                                       Director, Aphton Corporation (bio-pharmaceuticals), Mission West
                                                       Properties (commercial real estate), Stratex Networks (network equipment), TOUSA (home building), Genitope Corp. (bio-pharma-
                                                       ceuticals), Pacific Stock & Option Exchange; Non-Executive Chairman,
                                                       Solectron Corporation (manufacturing); Trustee, Laudus Trust and
                                                       Laudus Variable Insurance Trust. 3
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES            Family of Funds, 1989;     Chairman, Chief Executive Officer, Director, Semloh Financial, Inc.
1931                        Investments, 1991;         (international financial services and investment advisory firm).
                            Capital Trust, 1993;
                            Annuity Portfolios,1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH             2000 (all trusts).         Since 1990, Chairman and Chief Executive Officer and founder of
1950                                                   Smith Graham & Co. (investment advisors).

                                                       Director, Cooper Industries (electrical products, tools and hardware),
                                                       Chairman, Texas Southern University Foundation; Executive Committee & Board
                                                       Member, MD Anderson Cancer Center; Chairman of the audit committee of
                                                       Northern Border Partners, M.L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS          Family of Funds, 1989;     Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
1938                        Investments, 1991;         Chairman, Chief Executive Officer, North American Trust (real estate
                            Capital Trust, 1993;       investment trust).
                            Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY           Family of Funds, 1989;     Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate
1943                        Investments, 1991;         investment and management, and other investments).
                            Capital Trust, 1993;
                            Annuity Portfolios, 1994.

3 This includes 10 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust.

INTERESTED TRUSTEES


NAME AND                   TRUST POSITION(S);
YEAR OF BIRTH              TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 4        Chairman, Trustee:          Chairman, Chief Executive Officer and Director, The Charles Schwab
1937                       Family of Funds, 1989;      Corporation, Charles Schwab & Co., Inc.; Chairman and Director,
                           Investments, 1991;          Charles Schwab Investment Management, Inc., Charles Schwab Bank,
                           Capital Trust, 1993;        National Association; Chairman and Chief Executive Officer, Schwab
                           Annuity Portfolios, 1994.   (SI) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive
                                                       Officer and Director, Schwab Holdings, Inc.; Director, U.S. Trust
                                                       Company, National Association, U.S. Trust Corporation, United States
                                                       Trust Company of New York. Until 5/03, Co-Chief Executive Officer,
                                                       The Charles Schwab Corporation.

                                                       Trustee, Charles and Helen Schwab Foundation; Chairman, All Kinds of
                                                       Minds Institute (education), Stanford University; Chairman and Director,
                                                       Charles Schwab Foundation; Chairman of the Finance Committee, San Francisco
                                                       Museum of Modern Art.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK 4          Trustee, 2005               Executive Vice President and President, Asset Management Products
1954                       (all trusts).               & Services Enterprise, Charles Schwab & Co., Inc.; Director, Charles
                                                       Schwab Asset Management (Ireland) Limited. From 9/02 to 7/04,
                                                       Mr. Merk was President and Chief Executive Officer, Charles Schwab
                                                       Investment Management, Inc. and Executive Vice President, Charles
                                                       Schwab & Co., Inc. Prior to 9/02, Mr. Merk was President and Chief
                                                       Investment Officer, American Century Investment Management, and
                                                       Director, American Century Companies, Inc. (6/01 to 8/02); Chief
                                                       Investment Officer, Fixed, American Century Companies, Inc. (1/97
                                                       to 6/01).

OFFICERS OF THE TRUST


NAME AND
YEAR OF BIRTH             TRUST OFFICE(S) HELD         MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER           President, Chief             Executive Vice President, President, Director, Charles Schwab
1955                      Executive Officer            Investment Management, Inc. Vice President, Laudus Trust and
                          (all trusts).                Laudus Variable Insurance Trust. Until 7/04: Senior Vice President
                                                       for Development and Distribution, Asset Management Products
                                                       & Services Enterprise. Until 6/03: Executive Vice President, Chief
                                                       Financial Officer, Chief Administrative Officer, U.S. Trust.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD           Senior Vice President,       Senior Vice President, Chief Investment Officer, Director, Charles
1955                      Chief Investment             Schwab Investment Management, Inc.; Chief Investment Officer, The
                          Officer (all trusts).        Charles Schwab Trust Co.

4 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of the Charles Schwab Corporation.

OFFICERS OF THE TRUST continued


NAME AND
YEAR OF BIRTH             TRUST OFFICE(S) HELD        MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS            Senior Vice President,      Senior Vice President and Chief Investment Officer, Fixed Income,
1959                      Chief Investment            Charles Schwab Investment Management, Inc. Until 6/04: Vice
                          Officer (all trusts).       President, Charles Schwab Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER          Senior Vice President,      Senior Vice President, Chief Investment Officer, Equities, Charles
1963                      Chief Investment            Schwab Investment Management, Inc.; Vice President, Chief
                          Officer (all trusts).       Investment Officer, Laudus Trust and Laudus Variable Insurance
                                                      Trust. Until 5/04: Vice President, Charles Schwab Investment
                                                      Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE          Chief Compliance            Senior Vice President, Institutional Compliance and Chief Compliance
1960                      Officer (all trusts).       Officer, Charles Schwab Investment Management, Inc.; Chief
                                                      Compliance Officer, Laudus Trust and Laudus Variable Insurance
                                                      Trust. Until 9/03: Vice President, Charles Schwab & Co., Inc. and
                                                      Charles Schwab Investment Management, Inc. Until 2002: Vice
                                                      President, Internal Audit, Charles Schwab & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON            Secretary (all trusts).     Senior Vice President, Chief Counsel and Corporate Secretary, Charles
1961                                                  Schwab Investment Management, Inc.; Senior Vice President and
                                                      Deputy General Counsel, Charles Schwab & Co., Inc. Prior to 6/98,
                                                      Branch Chief in Enforcement at U.S. Securities and Exchange
                                                      Commission in San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA            Treasurer, Principal        Senior Vice President and Chief Financial Officer, Charles Schwab
1964                      Financial Officer           Investment Management, Inc.; Director, Charles Schwab Asset
                          (all trusts)                Management (Ireland) Limited. From 12/99 to 11/04, Senior Vice
                                                      President, Financial Reporting, Charles Schwab & Co., Inc.

GLOSSARY

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500(R)). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

The industry/sector classification of the funds' portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the
  Internet.
2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab Institutional Select(R) S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Premier Equity Fund(TM)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Large-Cap Growth Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc. (Schwab)

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2005 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

MFR26298-02

SCHWAB INSTITUTIONAL SELECT(R)
S&P 500 FUND

     ANNUAL REPORT
     October 31, 2005


                                                           [CHARLES SCHWAB LOGO]

A fund which seeks high total return by tracking the performance of the S&P 500(R) Index.

     IN THIS REPORT

       Management's Discussion .............................................   2

       Performance .........................................................   6

       Fund Facts ..........................................................   7

       Fund Expenses .......................................................   8

       Financial Statements ................................................   9

       Financial Notes .....................................................  22

       Investment Advisory Agreement Approval ..............................  26

       Trustees and Officers ...............................................  29

       Glossary ............................................................  33


Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).

Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the funds' portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

Performance data quoted represents past performance and does not indicate future results. Current performance may be lower or higher. Investment value will fluctuate, and shares, when redeemed, may be worth more or less than original cost. Small-cap funds are subject to greater volatility than those in other asset categories.

FROM THE CHAIRMAN

Dear Shareholder,

I founded Schwab over thirty years ago to be a home for serious investors. That mission continues to guide us today as we constantly innovate on behalf of our clients. By continuing to provide the highest quality products and services--at a great price--we remain true to our heritage.

I take particular pride in the Schwab Funds(R). Founded over 15 years ago, they have now grown to include more than 50 funds with over $140 billion in assets as of this report date. With a variety of investment strategies, Schwab Funds provide a range of innovative investment choices that can serve as a foundation for your asset allocation plan. We've continued to expand our product offering over the past year, as Schwab Funds President Evelyn Dilsaver explains in more detail on the following page.

Schwab Funds is managed by Charles Schwab Investment Management, Inc., one of the largest mutual fund managers in the U.S. Our portfolio managers share a passion for market analysis and use some of the most sophisticated financial models available. I am proud of their depth of experience, which reflects an average tenure of more than 15 years in the investment industry. Furthermore, I am impressed with the commitment that our managers bring to the stewardship of the funds, for you, their shareholders.

This commitment and experience is evident in our funds' performance. I'm especially pleased to highlight the strong performance of the Schwab Small-Cap Equity Fund which ranked in the top 2% of its category for the one-year period ended October 31, 2005. 1

In closing, I want to thank you for investing with us. We strive every day to warrant the trust you have placed in us; that will never change.

Sincerely,

/s/ Charles Schwab

1 Source: Lipper Small Cap Core Funds. For the one-year period, rankings were:
  Select Shares #11 and Investor Shares #12 out of 604 funds. Numbers assume reinvestment of dividends and capital gains over each time period. Lipper, Inc. rankings are based on average total returns not including sales charges.

MANAGEMENT'S DISCUSSION for the year ended October 31, 2005

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of the fund covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I'm pleased to bring you the annual report for the Schwab Institutional Select S&P 500 Fund for the one-year period ended October 31, 2005.

With their market-tracking performance, broad diversification and lower costs, index funds can complement a portfolio of actively managed funds. For example, the Schwab 1000 Index Fund includes the stocks of the largest 1,000 publicly traded companies in the United States. This fund has delivered strong results and is a tax-efficient investment that can serve as the core stock portion of an asset allocation strategy.

We continue to develop and manage Schwab Funds to help you achieve your goals and to provide an uncomplicated way to build a well-diversified portfolio. In terms of development, Schwab Funds launched seven new funds in 2005. Among the new funds is the Schwab Large-Cap Growth Fund, which commenced operations on October 3, 2005. This fund seeks capital appreciation by selecting companies with market capitalizations greater than $5 billion and is actively managed by a team of investment professionals that understands how a disciplined investment strategy can help achieve competitive returns.

I speak for all of Schwab Funds when I say we want Schwab to be the place where investors can find useful, quality financial products and services to help them succeed.

Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

Investment value will fluctuate, and shares, when redeemed, may be worth more or less than original cost.


2 Schwab Institutional Select S&P 500 Fund

[PHOTO OF JEFFREY MORTIMER]

JEFFREY MORTIMER, CFA, senior vice president and chief investment officer, equities, of the investment adviser, is responsible for the overall management of the fund. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

[PHOTO OF LARRY MANO]

LARRY MANO, vice president and senior portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the fund. Prior to joining the firm in 1998, he worked for 20 years in equity management.

THE INVESTMENT ENVIRONMENT AND THE FUND

Despite a turbulent year in the news, the markets remained in a steady growth mode and ended the one-year report period with positive results. Oil prices hit all-time highs and the Federal Reserve continued to raise short-term interest rates to curb inflationary pressures, raising the Fed Funds Target eight consecutive times in the one-year report period. The moves had a limited impact on overall economic growth, due primarily to the record-low level of interest rates from which the increases began.

Despite concerns of high energy prices, which remained a significant headwind for economic performance throughout the period, corporate earnings remained strong throughout the year. Additionally, with the unemployment rate hovering around 5% and GDP growth around 3.6%, job and income growth remained positive and investors remained optimistic. Productivity gains and more restrictive monetary policy kept a lid on core inflation. The productivity gains, coupled with foreign investors buying large amounts of U.S. government securities, helped contain increases in long-term interest rates. These conditions caused the dollar to rally, which took pressure off the price of imported goods.

The big news for the past few months was the impact of Hurricanes Katrina and Rita. The devastation caused by these storms was particularly heavy with respect to the energy infrastructure in the South. Oil prices rose sharply in the aftermath of the hurricanes, with crude oil peaking above $71 per barrel in early September. However, a quick action by the federal government to release Strategic Petroleum Reserves and soften oil demand led to a subsequent decline off that peak. While the full economic effect of the hurricanes was unknown at the end of the report period, the damage appears to be limited to the regions in the hurricanes' path and to the energy infrastructures in the area.

Another significant event that occurred during the report period was the appointment of Ben Bernanke to succeed Alan Greenspan as Chairman of the Federal Reserve Board. Although he has not yet been confirmed into office, Bernanke's experience on the Federal Open Market Committee and his expertise in monetary economics has eased the concerns of the markets and caused investors to expect a smooth transition.

Source of Sector Classification: S&P and MSCI.


                                      Schwab Institutional Select S&P 500 Fund 3

MANAGEMENT'S DISCUSSION continued

[PHOTO OF TOM BROWN]

TOM BROWN, an associate portfolio manager of the investment adviser, is responsible for day-to-day co-management of the equity portions of the fund. He joined Schwab in 1995, became a trader in 1999, and was named to his current position in 2004.

Despite tragic hurricanes, rising interest rates, and soaring energy prices, the funds and their respective benchmarks held up well. The S&P 500 Index 1 posted gains of 8.72% for the one-year period ending on October 31, 2005 while the Russell 2000 Index also displayed a positive return of 12.08%. As improving fundamentals and attractive valuations have strengthened investor interest in emerging markets, the MSCI EAFE (Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East) Index also had an impressive return of 18.09% for the one-year report period.

Although bonds did not fare nearly as well as equities this period, performance was still positive, up by 1.13%, as measured by the Lehman Brothers U.S. Aggregate Bond Index. This differential is not unusual, given that we were in the midst of an economic recovery during the period. When the economy is strong and job growth is robust, investors expect to see inflation, which generally leads to higher interest rates and ultimately brings down prices for bonds. In summary, the markets have seen quite a few events with the potential to diminish investor confidence, but as of the end of the period, significant negative impacts had not materialized.

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

 8.72%  S&P 500(R) INDEX: measures U.S. large-cap stocks

12.08%  RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

18.09% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

 1.13% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

[LINE GRAPH]

                 LEHMAN
                BROTHERS                     RUSSELL
             U.S. AGGREGATE    S&P 500(R)    2000(R)    MSCI-EAFE(R)
               BOND INDEX        INDEX        INDEX        INDEX
31-Oct-04         0.00            0.00         0.00         0.00
07-Nov-04        -0.52            3.21         3.53         3.71
14-Nov-04        -0.49            4.88         6.60         4.81
21-Nov-04        -0.40            3.69         5.15         5.92
28-Nov-04        -0.47            4.81         8.21         6.96
05-Dec-04        -0.38            5.62        10.13         8.68
12-Dec-04         0.13            5.37         8.44         5.79
19-Dec-04        -0.05            5.95        10.16         7.36
26-Dec-04         0.02            7.40        11.44        10.52
02-Jan-05         0.12            7.59        11.89        11.52
09-Jan-05        -0.09            5.35         5.32         8.50
16-Jan-05         0.27            5.22         6.07         8.74
23-Jan-05         0.68            3.75         4.98         7.81
30-Jan-05         0.70            4.08         5.33         8.68
06-Feb-05         1.05            6.95         9.55        10.43
13-Feb-05         1.03            7.23         9.11        11.16
20-Feb-05         0.51            6.94         8.33        12.75
27-Feb-05         0.47            7.86         9.63        13.40
06-Mar-05         0.44            8.86        10.92        15.44
13-Mar-05        -0.43            6.96         7.84        15.54
20-Mar-05        -0.34            6.04         7.13        14.06
27-Mar-05        -0.79            4.42         5.88        11.43
03-Apr-05        -0.16            4.59         5.31        11.55
10-Apr-05        -0.28            5.37         5.20        12.02
17-Apr-05         0.55            1.95         0.06        10.11
24-Apr-05         0.78            2.81         1.57        10.36
01-May-05         0.98            3.28        -0.15         8.71
08-May-05         0.79            4.60         2.83        10.65
15-May-05         1.27            3.14         0.36         8.08
22-May-05         1.34            6.33         5.10         8.34
29-May-05         1.73            7.22         6.42         9.41
05-Jun-05         2.23            7.01         7.02         9.48
12-Jun-05         1.96            7.23         8.07         9.40
19-Jun-05         1.94            8.95        11.20        11.36
26-Jun-05         2.67            6.70         8.83        10.42
03-Jul-05         2.25            7.01        11.08         9.74
10-Jul-05         2.07            8.60        14.40         9.31
17-Jul-05         1.96           10.06        14.69        11.35
24-Jul-05         1.84           10.59        17.12        12.34
31-Jul-05         1.70           10.68        17.49        13.59
07-Aug-05         1.25           10.02        14.58        14.44
14-Aug-05         1.94           10.44        14.14        18.32
21-Aug-05         2.10            9.54        12.85        16.11
28-Aug-05         2.25            8.24        12.20        16.21
04-Sep-05         3.04            9.47        14.77        19.45
11-Sep-05         2.68           11.60        17.33        20.67
18-Sep-05         2.20           11.33        16.32        20.04
25-Sep-05         2.28            9.32        13.47        18.92
02-Oct-05         1.94           10.56        15.67        21.65
09-Oct-05         1.89            7.66        11.63        19.16
16-Oct-05         1.35            6.84         9.71        18.26
23-Oct-05         1.86            6.22         9.65        15.53
30-Oct-05         1.09            7.95        10.12        16.68
31-Oct-05         1.13            8.72        12.08        18.09

  These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

  Data source: Charles Schwab & Co., Inc.

  Source of Sector Classification: S&P and MSCI.

1 Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R) and 500(R) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.


4 Schwab Institutional Select S&P 500 Fund

PERFORMANCE AT A GLANCE

Total return for the 12 months ended 10/31/05

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

SCHWAB INSTITUTIONAL SELECT(R)
S&P 500 FUND ...................   8.64%

Benchmark ......................   8.72%

Performance Details ............  page 6

THE SCHWAB INSTITUTIONAL SELECT S&P 500 FUND ended the one-year report period up 8.64%, closely tracking its benchmark, the S&P 500 Index, which was up 8.72%. The fund in this report is an index fund and is designed to track the performance of the S&P 500 stock market index. Bear in mind that the fund's return, unlike the index, includes the impact of operating expenses.

Most of the fund's appreciation occurred during the second and third quarter of 2005. Within this fund, the best performing sectors were Utilities and Energy. With the price of crude oil increasing during the period, energy-related stocks were the overall top performers in the fund. Specifically, Exxon Mobil Corp. and Altria Group, Inc. were among the fund's best performing stocks. On the downside, Telecommunication Services and Consumer Discretionary were the worst performing industries and detracted from overall fund returns. Companies such as Pfizer, Inc., Wal-Mart Stores, Inc., and Fannie Mae were among the worst performers.

Source of Sector Classification: S&P and MSCI. All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the fund's total returns would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


                                      Schwab Institutional Select S&P 500 Fund 5

SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND

PERFORMANCE as of 10/31/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                              FUND
                             Ticker      Benchmark:      Fund Category:
                             Symbol:     S&P 500(R)       MORNINGSTAR
                              ISLCX        INDEX        LARGE-CAP BLEND
1 YEAR                        8.64%        8.72%             9.53%
5 YEARS                      -1.82%       -1.73%            -1.41%
SINCE INCEPTION: 2/1/99       0.54%        0.65%             1.18%

                                                  1 YEAR                        5 YEARS                      SINCE INCEPTION
                                         FUND                             FUND                           FUND
                                        Ticker        Fund Category:     Ticker      Fund Category:     Ticker       Fund Category:
                                        Symbol:        MORNINGSTAR       Symbol:      MORNINGSTAR       Symbol:       MORNINGSTAR
TOTAL RETURNS AFTER TAX                  ISLCX       LARGE-CAP BLEND      ISLCX     LARGE-CAP BLEND      ISLCX      LARGE-CAP BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)       8.38%           7.38%             -2.22%        -2.22%           0.19%            n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)      5.94%           5.25%             -1.74%        -1.62%           0.27%            n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund compared with a similar investment in its benchmark.

$10,374  FUND

$10,453  S&P 500(R) INDEX

[LINE GRAPH]

                              S&P 500(R)
                  FUND           INDEX
01-Feb-99       $10,000         $10,000
28-Feb-99        $9,680          $9,689
31-Mar-99       $10,070         $10,077
30-Apr-99       $10,460         $10,467
31-May-99       $10,200         $10,220
30-Jun-99       $10,770         $10,787
31-Jul-99       $10,440         $10,450
31-Aug-99       $10,380         $10,398
30-Sep-99       $10,100         $10,113
31-Oct-99       $10,740         $10,753
30-Nov-99       $10,950         $10,972
31-Dec-99       $11,602         $11,618
31-Jan-00       $11,016         $11,035
29-Feb-00       $10,804         $10,826
31-Mar-00       $11,864         $11,885
30-Apr-00       $11,501         $11,527
31-May-00       $11,259         $11,291
30-Jun-00       $11,541         $11,569
31-Jul-00       $11,360         $11,389
31-Aug-00       $12,066         $12,096
30-Sep-00       $11,420         $11,458
31-Oct-00       $11,370         $11,410
30-Nov-00       $10,481         $10,510
31-Dec-00       $10,534         $10,562
31-Jan-01       $10,901         $10,937
28-Feb-01        $9,911          $9,939
31-Mar-01        $9,278          $9,309
30-Apr-01       $10,003         $10,033
31-May-01       $10,064         $10,100
30-Jun-01        $9,819          $9,854
31-Jul-01        $9,717          $9,758
31-Aug-01        $9,115          $9,147
30-Sep-01        $8,380          $8,408
31-Oct-01        $8,533          $8,569
30-Nov-01        $9,187          $9,226
31-Dec-01        $9,264          $9,307
31-Jan-02        $9,130          $9,171
28-Feb-02        $8,954          $8,994
31-Mar-02        $9,295          $9,332
30-Apr-02        $8,726          $8,767
31-May-02        $8,664          $8,702
30-Jun-02        $8,044          $8,082
31-Jul-02        $7,424          $7,453
31-Aug-02        $7,465          $7,501
30-Sep-02        $6,659          $6,686
31-Oct-02        $7,238          $7,274
30-Nov-02        $7,672          $7,702
31-Dec-02        $7,217          $7,250
31-Jan-03        $7,028          $7,060
28-Feb-03        $6,922          $6,954
31-Mar-03        $6,986          $7,022
30-Apr-03        $7,564          $7,601
31-May-03        $7,953          $8,001
30-Jun-03        $8,059          $8,104
31-Jul-03        $8,195          $8,246
31-Aug-03        $8,353          $8,407
30-Sep-03        $8,269          $8,318
31-Oct-03        $8,732          $8,789
30-Nov-03        $8,806          $8,866
31-Dec-03        $9,272          $9,331
31-Jan-04        $9,432          $9,502
29-Feb-04        $9,570          $9,634
31-Mar-04        $9,421          $9,489
30-Apr-04        $9,272          $9,340
31-May-04        $9,400          $9,468
30-Jun-04        $9,581          $9,651
31-Jul-04        $9,261          $9,332
31-Aug-04        $9,304          $9,369
30-Sep-04        $9,400          $9,471
31-Oct-04        $9,549          $9,615
30-Nov-04        $9,933         $10,005
31-Dec-04       $10,265         $10,345
31-Jan-05       $10,016         $10,093
28-Feb-05       $10,233         $10,305
31-Mar-05       $10,049         $10,122
30-Apr-05        $9,864          $9,930
31-May-05       $10,168         $10,246
30-Jun-05       $10,189         $10,260
31-Jul-05       $10,558         $10,642
31-Aug-05       $10,460         $10,545
30-Sep-05       $10,547         $10,630
31-Oct-05       $10,374         $10,453

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


6 Schwab Institutional Select S&P 500 Fund

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

FUND FACTS as of 10/31/05

STYLE ASSESSMENT 1

[GRAPHIC]

                     INVESTMENT STYLE
MARKET CAP      Value      Blend      Growth
 Large           / /        /X/         / /
 Medium          / /        / /         / /
 Small           / /        / /         / /

STATISTICS

NUMBER OF HOLDINGS                                                        504
-------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                             $88,366
-------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                               18.0
-------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                    2.8
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                    3%
-------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2                                            $75,000
-------------------------------------------------------------------------------

TOP HOLDINGS 3

SECURITY                                                                % OF
                                                                     NET ASSETS
-------------------------------------------------------------------------------
(1)   GENERAL ELECTRIC CO.                                              3.2%
-------------------------------------------------------------------------------
(2)   EXXON MOBIL CORP.                                                 3.2%
-------------------------------------------------------------------------------
(3)   MICROSOFT CORP.                                                   2.2%
-------------------------------------------------------------------------------
(4)   CITIGROUP, INC.                                                   2.1%
-------------------------------------------------------------------------------
(5)   PROCTER & GAMBLE CO.                                              1.7%
-------------------------------------------------------------------------------
(6)   JOHNSON & JOHNSON                                                 1.7%
-------------------------------------------------------------------------------
(7)   BANK OF AMERICA CORP.                                             1.6%
-------------------------------------------------------------------------------
(8)   AMERICAN INTERNATIONAL GROUP, INC.                                1.5%
-------------------------------------------------------------------------------
(9)   PFIZER, INC.                                                      1.4%
-------------------------------------------------------------------------------
(10)  ALTRIA GROUP, INC.                                                1.4%
-------------------------------------------------------------------------------
TOTAL                                                                  20.0%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

20.8%  FINANCIALS
15.0%  INFORMATION TECHNOLOGY
13.0%  HEALTH CARE
11.1%  INDUSTRIALS
10.6%  CONSUMER DISCRETIONARY
 9.7%  CONSUMER STAPLES
 9.3%  ENERGY
 3.4%  UTILITIES
 3.0%  TELECOMMUNICATION SERVICES
 2.9%  MATERIAL
 1.2%  OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 10/31/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Please see prospectus for further detail and eligibility requirements.

3 This list is not a recommendation of any security by the investment adviser.


                                      Schwab Institutional Select S&P 500 Fund 7

FUND EXPENSES (unaudited)

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning May 1, 2005 and held through October 31, 2005.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                                    ENDING
                                                             BEGINNING          ACCOUNT VALUE               EXPENSES
                                      EXPENSE RATIO 1      ACCOUNT VALUE      (Net of Expenses)      PAID DURING PERIOD 2
                                        (Annualized)         at 5/1/05            at 10/31/05           5/1/05-10/31/05
-------------------------------------------------------------------------------------------------------------------------
SCHWAB INSTITUTIONAL SELECT(R)
S&P 500 FUND

 Actual Return                             0.10%               $1,000             $1,051.60                 $0.52
 Hypothetical 5% Return                    0.10%               $1,000             $1,024.70                 $0.51

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.


8 Schwab Institutional Select S&P 500 Fund

SCHWAB INSTITUTIONAL SELECT(R)
S&P 500 FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                       11/1/04-      11/1/03-      11/1/02-      11/1/01-      11/1/00-
                                                       10/31/05      10/31/04      10/31/03      10/31/02      10/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    8.95          8.30          7.00          8.36         11.26
                                                       -----------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                   0.15          0.13          0.12          0.12          0.12
  Net realized and unrealized gains or losses             0.62          0.64          1.30         (1.37)        (2.91)
                                                       -----------------------------------------------------------------------------
  Total income or loss from investment operations         0.77          0.77          1.42         (1.25)        (2.79)
Less distributions:
  Dividends from net investment income                   (0.15)        (0.12)        (0.12)        (0.11)        (0.11)
                                                       -----------------------------------------------------------------------------
  Total distributions                                    (0.15)        (0.12)        (0.12)        (0.11)        (0.11)
                                                       -----------------------------------------------------------------------------
Net asset value at end of period                          9.57          8.95          8.30          7.00          8.36
                                                       -----------------------------------------------------------------------------
Total return (%)                                          8.64          9.36         20.65        (15.18)       (24.95)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                  0.10          0.15          0.15          0.15          0.15
  Gross operating expenses                                0.33          0.35          0.36          0.37          0.37
  Net investment income                                   1.82          1.56          1.65          1.38          1.14
Portfolio turnover rate                                      3             3             4            12            13
Net assets, end of period ($ x 1,000,000)                1,246           348           272           203           261


                                                          See financial notes. 9

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS as of October 31, 2005

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

 @  This security or a portion of this security is on loan

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
 98.6%  COMMON STOCK                                    1,209,759     1,227,996

  1.0%  SHORT-TERM
        INVESTMENT                                         12,222        12,222

  0.2%  U.S. TREASURY
        OBLIGATIONS                                         2,863         2,862

  0.0%  WARRANTS                                               --             8
--------------------------------------------------------------------------------
 99.8%  TOTAL INVESTMENTS                               1,224,844     1,243,088

  3.8%  COLLATERAL INVESTED
        FOR SECURITIES ON LOAN                             47,258        47,258

(3.6)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (44,221)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                              1,246,125

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      --------------------------------------------------------------------------
      COMMON STOCK 98.6% of net assets

      AUTOMOBILES & COMPONENTS 0.6%
      --------------------------------------------------------------------------
      Cooper Tire & Rubber Co.  4,835                                         66
      Dana Corp.  15,581                                                     117
      Ford Motor Co.  217,171                                              1,807
    @ General Motors Corp.  61,643                                         1,689
   @o Goodyear Tire & Rubber Co.  21,774                                     341
      Harley-Davidson, Inc.  29,867                                        1,479
      Johnson Controls, Inc.  21,642                                       1,473
      Visteon Corp.  17,660                                                  147
                                                                     -----------
                                                                           7,119
      BANKS 7.2%
      --------------------------------------------------------------------------
      AmSouth Bancorp.  40,318                                             1,017
 @(7) Bank of America Corp.  455,047                                      19,904
      BB&T Corp.  60,697                                                   2,570
      Comerica, Inc.  19,177                                               1,108
      Compass Bancshares, Inc.  14,612                                       712
      Countrywide Financial Corp.  64,002                                  2,033
      Fannie Mae  109,692                                                  5,213
      Fifth Third Bancorp  60,589                                          2,434
      First Horizon National Corp.  13,331                                   516
      Freddie Mac  78,275                                                  4,802
    @ Golden West Financial Corp.  28,064                                  1,648
    @ Huntington Bancshares, Inc.  27,140                                    631
      KeyCorp, Inc.  48,784                                                1,573
      M&T Bank Corp.  10,548                                               1,135
    @ Marshall & Ilsley Corp.  23,168                                        995
      MGIC Investment Corp.  10,904                                          646
      National City Corp.  64,578                                          2,081
      North Fork Bancorp., Inc.  51,999                                    1,318
      PNC Financial Services Group,
      Inc.  33,251                                                         2,019
      Regions Financial Corp.  50,508                                      1,644
      Sovereign Bancorp, Inc.  39,709                                        856
      SunTrust Banks, Inc.  39,776                                         2,883
      Synovus Financial Corp.  35,857                                        985
      U.S. Bancorp  204,997                                                6,064
      Wachovia Corp.  176,615                                              8,923
      Washington Mutual, Inc.  108,197                                     4,285


10 See financial notes.

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Wells Fargo & Co.  187,000                                          11,257
      Zions Bancorp.  9,628                                                  707
                                                                     -----------
                                                                          89,959
      CAPITAL GOODS 8.6%
      --------------------------------------------------------------------------
      3M Co.  85,910                                                       6,527
      American Power Conversion Corp.  19,723                                422
      American Standard Cos., Inc.  20,582                                   783
      The Boeing Co.  92,885                                               6,004
      Caterpillar, Inc.  74,441                                            3,915
      Cooper Industries Ltd., Class A  9,948                                 705
      Cummins, Inc.  4,741                                                   405
    @ Danaher Corp.  29,904                                                1,558
      Deere & Co.  26,885                                                  1,631
      Dover Corp.  23,332                                                    910
      Eaton Corp.  16,435                                                    967
      Emerson Electric Co.  47,404                                         3,297
      Fluor Corp.  9,510                                                     605
      General Dynamics Corp.  23,190                                       2,697
 =(1) General Electric Co.  1,193,526                                     40,472
      Goodrich Corp.  15,867                                                 572
      Honeywell International, Inc.  96,603                                3,304
      Illinois Tool Works, Inc.  29,477                                    2,498
      Ingersoll-Rand Co., Class A  36,904                                  1,395
      ITT Industries, Inc.  10,691                                         1,086
      L-3 Communications Holdings, Inc.  13,677                            1,064
      Lockheed Martin Corp.  43,814                                        2,653
      Masco Corp.  47,332                                                  1,349
    o Navistar International Corp. 6,882                                     189
      Northrop Grumman Corp.  41,639                                       2,234
      Paccar, Inc.  18,990                                                 1,330
      Pall Corp.  13,659                                                     357
      Parker Hannifin Corp.  13,831                                          867
      Raytheon Co.  53,018                                                 1,959
      Rockwell Automation, Inc.  21,184                                    1,126
      Rockwell Collins, Inc.  20,329                                         932
      Textron, Inc.  15,334                                                1,105
      Tyco International Ltd.  227,305                                     5,999
      United Technologies Corp.  111,465                                   5,716
      W.W. Grainger, Inc.  8,891                                             596
                                                                     -----------
                                                                         107,229
      COMMERCIAL SERVICES & SUPPLIES 0.9%
      --------------------------------------------------------------------------
    o ACCO Brands Corp.  3,478                                                85
    o Allied Waste Industries, Inc.  20,673                                  168
    o Apollo Group, Inc., Class A  15,836                                    998
      Avery Dennison Corp.  10,941                                           620
      Cendant Corp.  115,206                                               2,007
      Cintas Corp.  14,571                                                   591
      Equifax, Inc.  15,474                                                  533
      H&R Block, Inc.  36,134                                                898
    o Monster Worldwide, Inc.  14,582                                        478
      Pitney Bowes, Inc.  25,108                                           1,057
      R.R. Donnelley & Sons Co.  24,705                                      865
      Robert Half International, Inc.  19,838                                732
      Waste Management, Inc.  61,904                                       1,827
                                                                     -----------
                                                                          10,859
      CONSUMER DURABLES & APPAREL 1.3%
      --------------------------------------------------------------------------
      Black & Decker Corp.  10,243                                           841
      Brunswick Corp.  10,580                                                403
      Centex Corp.  14,018                                                   902
    o Coach, Inc.  43,976                                                  1,415
      D.R. Horton, Inc.  29,593                                              908
    @ Eastman Kodak Co.  30,716                                              673
      Fortune Brands, Inc.  15,600                                         1,185
      Hasbro, Inc.  21,544                                                   406
      Jones Apparel Group, Inc.  12,655                                      345
      KB Home  8,278                                                         541
      Leggett & Platt, Inc.  20,296                                          407
      Lennar Corp., Class A  14,900                                          828
      Liz Claiborne, Inc.  11,848                                            417
      Mattel, Inc.  43,987                                                   649
      Maytag Corp.  8,365                                                    144
      Newell Rubbermaid, Inc.  32,014                                        736
      Nike, Inc., Class B  24,742                                          2,080
      Pulte Homes, Inc.  23,648                                              894
      Reebok International Ltd.  5,905                                       337
      Snap-On, Inc.  6,076                                                   219
    @ The Stanley Works  8,830                                               423
      VF Corp.  10,675                                                       558
      Whirlpool Corp.  7,208                                                 566
                                                                     -----------
                                                                          15,877


                                                         See financial notes. 11

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      DIVERSIFIED FINANCIALS 8.1%
      --------------------------------------------------------------------------
      American Express Co.  140,574                                        6,996
    o Ameriprise Financial, Inc.  27,554                                   1,026
    = The Bank of New York Co., Inc.  87,812                               2,748
      The Bear Stearns Cos., Inc.  12,738                                  1,348
      Capital One Financial Corp.  32,656                                  2,493
    / The Charles Schwab Corp.  120,050                                    1,825
      CIT Group, Inc.  22,918                                              1,048
 =(4) Citigroup, Inc.  580,162                                            26,560
    o E*TRADE Financial Corp.  47,197                                        875
      Federated Investors, Inc., Class B  9,880                              346
      Franklin Resources, Inc.  21,364                                     1,888
      Goldman Sachs Group, Inc.  51,265                                    6,478
      Janus Capital Group, Inc.  23,873                                      419
      JPMorgan Chase & Co.  397,846                                       14,569
      Lehman Brothers Holdings, Inc.  30,146                               3,608
      MBNA Corp.  141,295                                                  3,613
      Mellon Financial Corp.  47,565                                       1,507
      Merrill Lynch & Co., Inc.  104,917                                   6,792
      Moody's Corp.  30,004                                                1,598
      Morgan Stanley  122,486                                              6,664
      Northern Trust Corp.  22,091                                         1,184
      Principal Financial Group, Inc.  31,995                              1,588
      SLM Corp.  46,892                                                    2,604
      State Street Corp.  36,080                                           1,993
      T. Rowe Price Group, Inc.  13,588                                      890
                                                                     -----------
                                                                         100,660
      ENERGY 9.3%
      --------------------------------------------------------------------------
      Amerada Hess Corp.  9,338                                            1,168
      Anadarko Petroleum Corp.  26,685                                     2,421
      Apache Corp.  36,397                                                 2,323
      Baker Hughes, Inc.  38,476                                           2,115
      BJ Services Co.  37,452                                              1,301
      Burlington Resources, Inc.  42,926                                   3,100
      ChevronTexaco Corp.  255,042                                        14,555
      ConocoPhillips  155,878                                             10,191
      Devon Energy Corp.  51,507                                           3,110
      El Paso Corp.  72,589                                                  861
      EOG Resources, Inc.  26,646                                          1,806
 =(2) Exxon Mobil Corp.  714,084                                          40,089
      Halliburton Co.  57,065                                              3,373
      Kerr-McGee Corp.  13,156                                             1,119
      Kinder Morgan, Inc.  10,477                                            952
      Marathon Oil Corp.  41,324                                           2,486
      Murphy Oil Corp.  18,000                                               843
    o Nabors Industries Ltd.  17,536                                       1,204
    o National-Oilwell Varco, Inc.  18,809                                 1,175
      Noble Corp.  14,824                                                    954
      Occidental Petroleum Corp.  44,325                                   3,496
      Rowan Cos., Inc.  13,021                                               430
    @ Schlumberger Ltd.  66,053                                            5,996
      Sunoco, Inc.  15,610                                                 1,163
    o Transocean, Inc.  37,185                                             2,138
      Valero Energy Corp.  34,524                                          3,633
    o Weatherford International Ltd.  13,216                                 827
      Williams Cos., Inc.  64,287                                          1,434
      XTO Energy, Inc.  39,329                                             1,709
                                                                     -----------
                                                                         115,972
      FOOD & STAPLES RETAILING 2.4%
      --------------------------------------------------------------------------
      Albertson's, Inc.  39,382                                              989
      Costco Wholesale Corp.  54,506                                       2,636
      CVS Corp.  88,230                                                    2,154
    o Kroger Co.  82,258                                                   1,637
      Safeway, Inc.  50,409                                                1,172
      Supervalu, Inc.  16,200                                                509
      Sysco Corp.  68,917                                                  2,199
    = Wal-Mart Stores, Inc.  277,944                                      13,150
      Walgreen Co.  111,338                                                5,058
                                                                     -----------
                                                                          29,504
      FOOD BEVERAGE & TOBACCO 4.9%
      --------------------------------------------------------------------------
=(10) Altria Group, Inc.  235,047                                         17,640
      Anheuser-Busch Cos., Inc.  84,602                                    3,491
      Archer-Daniels-Midland Co.  76,572                                   1,866
      Brown-Forman Corp., Class B  9,572                                     606
      Campbell Soup Co.  20,442                                              595
      The Coca-Cola Co.  244,709                                          10,469
      Coca-Cola Enterprises, Inc.  38,204                                    722
      ConAgra Foods, Inc.  56,401                                          1,312
    o Constellation Brands, Inc., Class A  20,852                            491


12 See financial notes.

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      --------------------------------------------------------------------------
      General Mills, Inc.  40,221                                          1,941
      H.J. Heinz Co.  38,123                                               1,353
      Hershey Foods Corp.  20,786                                          1,181
      Kellogg Co.  37,678                                                  1,664
      McCormick & Co., Inc.  14,714                                          446
      Molson Coors Brewing Co.,
      Class B  6,288                                                         388
      The Pepsi Bottling Group, Inc.  20,642                                 587
      PepsiCo, Inc.  189,109                                              11,173
    @ Reynolds American, Inc.  9,148                                         778
      Sara Lee Corp.  85,714                                               1,530
      Tyson Foods, Inc., Class A  29,700                                     529
      UST, Inc.  17,722                                                      733
      Wm. Wrigley Jr. Co.  19,727                                          1,371
                                                                     -----------
                                                                          60,866
      HEALTH CARE EQUIPMENT & SERVICES 5.1%
      --------------------------------------------------------------------------
      Aetna, Inc.  32,756                                                  2,901
      AmerisourceBergen Corp.  12,026                                        917
      Bausch & Lomb, Inc.  6,352                                             471
      Baxter International, Inc.  70,264                                   2,686
      Becton Dickinson & Co.  28,496                                       1,446
      Biomet, Inc.  27,430                                                   955
    o Boston Scientific Corp.  64,602                                      1,623
      C.R. Bard, Inc.  12,297                                                767
      Cardinal Health, Inc.  48,078                                        3,005
    o Caremark Rx, Inc.  50,760                                            2,660
      CIGNA Corp.  14,619                                                  1,694
    o Coventry Health Care, Inc.  18,450                                     996
    o Express Scripts, Inc.  17,097                                        1,289
    o Fisher Scientific International, Inc.  13,124                          742
      Guidant Corp.  37,073                                                2,336
      HCA, Inc.  49,548                                                    2,388
      Health Management
      Associates, Inc., Class A  26,389                                      565
    o Hospira, Inc.  19,087                                                  761
    o Humana, Inc.  19,169                                                   851
      IMS Health, Inc.  24,258                                               564
    o Laboratory Corp. of
      America Holdings  15,299                                               738
      Manor Care, Inc.  7,997                                                298
      McKesson Corp.  36,539                                               1,660
    o Medco Health Solutions, Inc.  34,203                                 1,932
      Medtronic, Inc.  137,159                                             7,771
    o Millipore Corp.  6,299                                                 386
    o Patterson Cos., Inc.  9,630                                            398
      PerkinElmer, Inc.  15,885                                              351
      Quest Diagnostics  19,830                                              926
    o St. Jude Medical, Inc.  41,368                                       1,989
      Stryker Corp.  31,950                                                1,312
    o Tenet Healthcare Corp.  50,180                                         423
    o Thermo Electron Corp.  17,692                                          534
      UnitedHealth Group, Inc.  143,051                                    8,281
    o Waters Corp.  12,776                                                   462
    o WellPoint, Inc.  68,839                                              5,141
    o Zimmer Holdings, Inc.  27,431                                        1,749
                                                                     -----------
                                                                          63,968
      HOTELS RESTAURANTS & LEISURE 1.4%
      --------------------------------------------------------------------------
      Carnival Corp.  47,625                                               2,366
      Darden Restaurants, Inc.  15,526                                       503
      Harrah's Entertainment, Inc.  19,882                                 1,202
      Hilton Hotels Corp.  41,358                                            804
      International Game Technology  37,483                                  993
      Marriott International, Inc.,
      Class A  19,388                                                      1,156
      McDonald's Corp.  140,376                                            4,436
    o Starbucks Corp.  84,930                                              2,402
      Starwood Hotels & Resorts
      Worldwide, Inc.  23,492                                              1,373
      Wendy's International, Inc.  12,297                                    574
      Yum! Brands, Inc.  32,983                                            1,678
                                                                     -----------
                                                                          17,487
      HOUSEHOLD & PERSONAL PRODUCTS 2.4%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B  7,698                                     334
      Avon Products, Inc.  51,431                                          1,388
      Clorox Co.  16,787                                                     909
      Colgate-Palmolive Co.  56,938                                        3,015
      Kimberly-Clark Corp.  53,483                                         3,040
  (5) Procter & Gamble Co.  389,066                                       21,784
                                                                     -----------
                                                                          30,470


                                                         See financial notes. 13

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      INSURANCE 4.7%
      --------------------------------------------------------------------------
      ACE Ltd.  35,352                                                     1,842
    = AFLAC, Inc.  56,652                                                  2,707
    = The Allstate Corp.  73,900                                           3,901
      AMBAC Financial Group, Inc.  11,620                                    824
  (8) American International
      Group, Inc.  293,902                                                19,045
      AON Corp.  36,441                                                    1,233
      Chubb Corp.  22,477                                                  2,090
      Cincinnati Financial Corp.  17,860                                     760
      Hartford Financial Services
      Group, Inc.  33,784                                                  2,694
      Jefferson-Pilot Corp.  14,533                                          798
      Lincoln National Corp.  19,875                                       1,006
      Loews Corp.  17,246                                                  1,603
      Marsh & McLennan Cos., Inc.  58,025                                  1,691
      MBIA, Inc.  14,779                                                     861
   =o Metlife, Inc.  85,022                                                4,201
      The Progressive Corp.  21,629                                        2,505
      Prudential Financial, Inc.  57,718                                   4,201
      Safeco Corp.  14,573                                                   812
      The St. Paul Travelers Cos., Inc.  76,062                            3,425
      Torchmark Corp.  12,278                                                649
    @ UnumProvident Corp.  31,903                                            647
      XL Capital Ltd., Class A  15,259                                       977
                                                                     -----------
                                                                          58,472
      MATERIALS 2.9%
      --------------------------------------------------------------------------
      Air Products & Chemicals, Inc.  24,232                               1,387
      Alcoa, Inc.  95,047                                                  2,309
      Allegheny Technologies, Inc.  9,728                                    279
      Ashland, Inc.  7,400                                                   396
      Ball Corp.  12,062                                                     475
    = Bemis Co.  11,310                                                      299
      The Dow Chemical Co.  104,716                                        4,802
      E.I. du Pont de Nemours
      & Co.  108,560                                                       4,526
      Eastman Chemical Co.  8,730                                            461
      Ecolab, Inc.  20,857                                                   690
      Engelhard Corp.  12,655                                                344
      Freeport-McMoran Copper
      & Gold, Inc., Class B  20,384                                        1,007
      Georgia-Pacific Corp.  28,371                                          923
    o Hercules, Inc.  11,769                                                 131
      International Flavors &
      Fragrances, Inc.  9,567                                                316
      International Paper Co.  53,511                                      1,561
      Louisiana-Pacific Corp.  13,578                                        338
      MeadWestvaco Corp.  21,669                                             568
      Monsanto Co.  30,789                                                 1,940
      Newmont Mining Corp.  48,679                                         2,074
    @ Nucor Corp.  17,402                                                  1,042
    o Pactiv Corp.  15,714                                                   310
      Phelps Dodge Corp.  10,859                                           1,308
      PPG Industries, Inc.  18,769                                         1,126
      Praxair, Inc.  37,117                                                1,834
      Rohm & Haas Co.  20,838                                                907
    o Sealed Air Corp.  9,141                                                460
      Sigma-Aldrich Corp.  7,582                                             483
      Temple-Inland, Inc.  13,588                                            500
      United States Steel Corp.  12,511                                      457
      Vulcan Materials Co.  12,091                                           786
      Weyerhaeuser Co.  27,520                                             1,743
                                                                     -----------
                                                                          35,782
      MEDIA 3.4%
      --------------------------------------------------------------------------
    @ Clear Channel Communications,
      Inc.  55,788                                                         1,697
   =o Comcast Corp., Class A  248,924                                      6,928
    @ Dow Jones & Co., Inc.  6,435                                           218
      Gannett Co., Inc.  27,075                                            1,697
    o Interpublic Group of Cos., Inc.  45,233                                467
      Knight-Ridder, Inc.  7,235                                             386
      The McGraw-Hill Cos., Inc.  42,318                                   2,071
      Meredith Corp.  4,693                                                  234
    @ New York Times Co., Class A  15,945                                    434
    o News Corp, Inc., Class A  271,296                                    3,866
      Omnicom Group, Inc.  20,061                                          1,664
      Time Warner, Inc.  525,606                                           9,372
      Tribune Co.  29,227                                                    921
    o Univision Communications,
      Inc., Class A  25,381                                                  663
      Viacom, Inc., Class B  180,065                                       5,577
      The Walt Disney Co.  225,819                                         5,503
                                                                     -----------
                                                                          41,698


14 See financial notes.

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      PHARMACEUTICALS & BIOTECHNOLOGY 7.8%
      --------------------------------------------------------------------------
    = Abbott Laboratories  172,193                                         7,413
      Allergan, Inc.  14,872                                               1,328
   =o Amgen, Inc.  138,623                                                10,502
      Applied Biosystems
      Group -- Applera Corp.  23,122                                         561
    o Biogen Idec, Inc.  37,570                                            1,526
      Bristol-Myers Squibb Co.  216,661                                    4,587
    o Chiron Corp.  12,070                                                   533
      Eli Lilly & Co.  125,602                                             6,254
    o Forest Laboratories, Inc.  37,145                                    1,408
    o Genzyme Corp.  29,073                                                2,102
    o Gilead Sciences, Inc.  51,175                                        2,418
  (6) Johnson & Johnson  336,892                                          21,096
    o King Pharmaceuticals, Inc.  29,058                                     448
    o Medimmune, Inc.  26,512                                                927
      Merck & Co., Inc.  248,656                                           7,017
      Mylan Laboratories, Inc.  27,778                                       534
 =(9) Pfizer, Inc.  827,904                                               17,999
      Schering-Plough Corp.  166,202                                       3,381
    o Watson Pharmaceuticals, Inc.  12,111                                   419
      Wyeth  151,892                                                       6,768
                                                                     -----------
                                                                          97,221
      REAL ESTATE 0.7%
      --------------------------------------------------------------------------
      Apartment Investment &
      Management Co., Class A  10,023                                        385
      Archstone-Smith Trust  23,634                                          959
      Equity Office Properties Trust  46,071                               1,419
      Equity Residential  33,265                                           1,306
      Plum Creek Timber Co., Inc.  20,218                                    787
      ProLogis  27,195                                                     1,169
      Public Storage, Inc.  9,100                                            602
      Simon Property Group, Inc.  20,453                                   1,465
      Vornado Realty Trust  13,000                                         1,053
                                                                     -----------
                                                                           9,145
      RETAILING 3.8%
      --------------------------------------------------------------------------
    o Autonation, Inc.  24,240                                               482
    o AutoZone, Inc.  5,813                                                  470
   @o Bed, Bath & Beyond, Inc.  34,163                                     1,384
      Best Buy Co., Inc.  45,850                                           2,029
    o Big Lots, Inc.  11,962                                                 139
      Circuit City Stores, Inc.  18,626                                      331
      Dillards, Inc., Class A  5,656                                         117
      Dollar General Corp.  32,405                                           630
    o eBay, Inc.  131,817                                                  5,220
      Family Dollar Stores, Inc.  17,564                                     389
      Federated Department Stores,
      Inc.  29,821                                                         1,830
      The Gap, Inc.  81,609                                                1,410
      Genuine Parts Co.  20,152                                              894
    @ Home Depot, Inc.  233,707                                            9,591
      J.C. Penney Co., Inc. Holding
      Co.  28,593                                                          1,464
    o Kohl's Corp.  35,698                                                 1,718
      Limited Brands, Inc.  38,388                                           768
      Lowe's Cos., Inc.  84,205                                            5,117
    @ Nordstrom, Inc.  26,266                                                910
    o Office Depot, Inc.  37,040                                           1,020
      OfficeMax, Inc.  6,920                                                 194
    o RadioShack Corp.  14,815                                               328
    o Sears Holdings Corp.  11,104                                         1,335
      The Sherwin-Williams Co.  13,279                                       565
      Staples, Inc.  82,557                                                1,877
      Target Corp.  96,291                                                 5,363
      Tiffany & Co.  15,760                                                  621
      TJX Cos., Inc.  51,271                                               1,104
                                                                     -----------
                                                                          47,300
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.0%
      --------------------------------------------------------------------------
    o Advanced Micro Devices, Inc.  43,089                                 1,001
    o Altera Corp.  43,312                                                   721
      Analog Devices, Inc.  41,252                                         1,435
      Applied Materials, Inc.  182,786                                     2,994
    o Applied Micro Circuits Corp.  29,823                                    73
    o Broadcom Corp., Class A  31,880                                      1,354
    o Freescale Semiconductor,
      Inc., Class B  43,786                                                1,046
      Intel Corp.  690,051                                                16,216
      KLA-Tencor Corp.  21,435                                               992
      Linear Technology Corp.  34,439                                      1,144
    o LSI Logic Corp.  46,905                                                380
      Maxim Integrated Products, Inc.  35,773                              1,241
    o Micron Technology, Inc.  71,069                                        923


                                                         See financial notes. 15

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      National Semiconductor Corp.  39,522                                   894
    o Novellus Systems, Inc.  14,503                                         317
    o Nvidia Corp.  18,485                                                   620
    o PMC -- Sierra, Inc.  19,027                                            135
    o Teradyne, Inc.  21,341                                                 289
      Texas Instruments, Inc.  182,039                                     5,197
      Xilinx, Inc.  38,199                                                   915
                                                                     -----------
                                                                          37,887
      SOFTWARE & SERVICES 5.2%
      --------------------------------------------------------------------------
      Adobe Systems, Inc.  53,360                                          1,721
    o Affiliated Computer Services,
      Inc., Class A  13,570                                                  734
      Autodesk, Inc.  26,163                                               1,181
      Automatic Data Processing, Inc.  63,561                              2,966
    o BMC Software, Inc.  24,239                                             475
    o Citrix Systems, Inc.  20,216                                           557
      Computer Associates
      International, Inc.  57,558                                          1,610
    o Computer Sciences Corp.  21,233                                      1,088
    o Compuware Corp.  46,935                                                380
    o Convergys Corp.  14,914                                                242
    o Electronic Arts, Inc.  33,390                                        1,899
      Electronic Data Systems Corp.  59,201                                1,380
      First Data Corp.  84,833                                             3,432
    o Fiserv, Inc.  21,665                                                   946
    o Intuit, Inc.  20,267                                                   931
    o Mercury Interactive Corp.  9,156                                       319
 =(3) Microsoft Corp.  1,043,397                                          26,815
   @o Novell, Inc.  46,766                                                   356
    o Oracle Corp.  476,531                                                6,043
    o Parametric Technology Corp.  34,886                                    227
      Paychex, Inc.  38,701                                                1,500
      Sabre Holdings Corp., Class A  13,600                                  266
      Siebel Systems, Inc.  56,335                                           583
    o Symantec Corp.  133,679                                              3,188
    o Unisys Corp.  35,101                                                   179
    o Yahoo! Inc.  138,174                                                 5,108
                                                                     -----------
                                                                          64,126
      TECHNOLOGY HARDWARE & EQUIPMENT 6.8%
      --------------------------------------------------------------------------
    o ADC Telecommunications, Inc.  12,647                                   221
    o Agilent Technologies, Inc.  56,000                                   1,793
    o Andrew Corp.  17,135                                                   182
    o Apple Computer, Inc.  93,442                                         5,381
    o Avaya, Inc.  51,675                                                    595
    o CIENA Corp.  75,816                                                    180
    o Cisco Systems, Inc.  709,702                                        12,384
    o Comverse Technology, Inc.  23,615                                      593
    o Corning, Inc.  169,373                                               3,403
    o Dell, Inc.  263,564                                                  8,402
    o EMC Corp.  272,301                                                   3,801
   @o Gateway, Inc.  19,033                                                   54
      Hewlett-Packard Co.  322,807                                         9,051
      International Business
      Machines Corp.  180,729                                             14,798
    o Jabil Circuit, Inc.  19,634                                            586
    o JDS Uniphase Corp.  179,546                                            377
    o Lexmark International, Inc.,
      Class A  12,586                                                        523
   @o Lucent Technologies, Inc.  505,303                                   1,440
      Molex, Inc.  18,247                                                    462
      Motorola, Inc.  279,624                                              6,196
    o NCR Corp.  21,708                                                      656
   @o Network Appliance, Inc.  39,858                                      1,090
    o QLogic Corp.  9,584                                                    289
      Qualcomm, Inc.  184,652                                              7,342
    o Sanmina -- SCI Corp.  55,323                                           202
      Scientific-Atlanta, Inc.  17,907                                       635
    o Solectron Corp.  116,359                                               411
    o Sun Microsystems, Inc.  370,889                                      1,484
      Symbol Technologies, Inc.  25,521                                      212
      Tektronix, Inc.  9,117                                                 209
    o Tellabs, Inc.  52,900                                                  506
   @o Xerox Corp.  104,402                                                 1,417
                                                                     -----------
                                                                          84,875
      TELECOMMUNICATION SERVICES 3.0%
      --------------------------------------------------------------------------
      Alltel Corp.  42,837                                                 2,650
      AT&T Corp.  90,128                                                   1,783


16 See financial notes.

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      BellSouth Corp.  206,021                                             5,361
      CenturyTel, Inc.  14,338                                               469
      Citizens Communications Co.  37,138                                    454
    o Qwest Communications
      International, Inc.  178,255                                           777
      SBC Communications, Inc.  371,118                                    8,851
      Sprint Corp. (FON Group)  329,427                                    7,679
      Verizon Communications, Inc.  313,171                                9,868
                                                                     -----------
                                                                          37,892
      TRANSPORTATION 1.7%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe
      Corp.  41,017                                                        2,546
      CSX Corp.  24,936                                                    1,142
      FedEx Corp.  32,939                                                  3,028
      Norfolk Southern Corp.  47,539                                       1,911
      Ryder Systems, Inc.  6,730                                             267
      Southwest Airlines Co.  76,364                                       1,223
      Union Pacific Corp.  28,661                                          1,983
      United Parcel Service,
      Inc., Class B  125,051                                               9,121
                                                                     -----------
                                                                          21,221
      UTILITIES 3.4%
      --------------------------------------------------------------------------
    o The AES Corp.  75,566                                                1,201
    o Allegheny Energy, Inc.  19,144                                         541
      Ameren Corp.  23,589                                                 1,241
      American Electric Power Co., Inc.  44,677                            1,696
   @o Calpine Corp.  56,767                                                  135
      Centerpoint Energy, Inc.  33,944                                       449
      Cinergy Corp.  21,683                                                  865
    o CMS Energy Corp.  26,365                                               393
    @ Consolidated Edison, Inc.   27,438                                   1,248
      Constellation Energy Group, Inc.  19,365                             1,061
      Dominion Resources, Inc.  37,649                                     2,864
      DTE Energy Co.  19,024                                                 822
      Duke Energy Corp.  104,502                                           2,767
   @o Dynegy, Inc., Class A  34,677                                          154
      Edison International  38,554                                         1,687
      Entergy Corp.  23,573                                                1,667
      Exelon Corp.  75,290                                                 3,917
      FirstEnergy Corp.  38,764                                            1,841
      FPL Group, Inc.  43,585                                              1,877
      KeySpan Corp.  18,499                                                  640
      Nicor, Inc.  5,711                                                     224
      NiSource, Inc.  29,263                                                 692
      Peoples Energy Corp.  4,000                                            149
      PG&E Corp.  41,359                                                   1,505
      Pinnacle West Capital Corp.  11,724                                    490
      PPL Corp.  43,320                                                    1,358
      Progress Energy, Inc.  27,106                                        1,182
      Public Service Enterprise
      Group, Inc.  26,893                                                  1,691
      Sempra Energy  28,248                                                1,251
      The Southern Co.  81,041                                             2,836
      TECO Energy, Inc.  24,885                                              431
      TXU Corp.  27,090                                                    2,729
      Xcel Energy, Inc.  43,833                                              803
                                                                     -----------
                                                                          42,407

      WARRANTS
      0.0% of net assets

      TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
      --------------------------------------------------------------------------
    o Lucent Technologies, Inc.
      Expires 12/10/07  11,390                                                 8

      SECURITY                                      FACE AMOUNT
         RATE, MATURITY DATE                        ($ x 1,000)
      SHORT-TERM INVESTMENT
      1.0% of net assets

      Wachovia Bank, Grand
      Cayman Time Deposit
         3.48%, 11/01/05                                 12,222           12,222

      U.S. TREASURY OBLIGATIONS
      0.2% of net assets

    = U.S. Treasury Bills
         3.35%-3.47%, 12/15/05                            2,875            2,862

END OF INVESTMENTS.


                                                         See financial notes. 17

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      3.8% of net assets

      SHORT-TERM INVESTMENT 3.8%
      --------------------------------------------------------------------------
      Securities Lending
      Investments Fund  47,258,038                                        47,258

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 10/31/05. All numbers x $1,000 except number of contracts.

FUTURES CONTRACTS

                                         Number of      Contract      Unrealized
                                         Contracts       Value          Losses
S&P 500 Index e-mini, Long
Expires 12/16/05                            257          15,546          (96)


18 See financial notes.

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2005. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value (including $46,290
   of securities on loan)                                            $1,243,088 a
Collateral invested for securities on loan                               47,258
Receivables:
   Fund shares sold                                                       2,206
   Interest                                                                   1
   Dividends                                                              1,108
   Due from brokers for futures                                              83
   Reimbursement from transfer agent
      and shareholder service agent                                           8
   Income from securities on loan                                             4
Prepaid expenses                                                  +          16
                                                                  --------------
TOTAL ASSETS                                                          1,293,772

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                               47,258
Payables:
   Fund shares redeemed                                                     256
   Interest expense                                                           1
Accrued expenses                                                  +         132
                                                                  --------------
TOTAL LIABILITIES                                                        47,647

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          1,293,772
TOTAL LIABILITIES                                                 -      47,647
                                                                  --------------
NET ASSETS                                                           $1,246,125

NET ASSETS BY SOURCE
Capital received from investors                                       1,266,858
Net investment income not yet distributed                                13,237
Net realized capital losses                                             (52,118) b
Net unrealized capital gains                                             18,148 b

NET ASSET VALUE (NAV)

                 SHARES
NET ASSETS   /   OUTSTANDING   =   NAV
$1,246,125       130,210           $9.57

  Unless stated, all numbers x 1,000.

a The fund paid $1,224,844 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                              $893,551
    Sales/maturities                        $27,257

  The fund's total security transactions with other Schwab Funds(R) during the period were $488,507.

b These derive from investments and futures.

FEDERAL TAX DATA
----------------------------------------------------
PORTFOLIO COST                           $1,230,896

NET UNREALIZED GAINS AND LOSSES:
Gains                                      $124,970
Losses                               +     (112,778)
                                     ---------------
                                            $12,192

NET UNDISTRIBUTED EARNINGS:
Ordinary income                             $13,237
Long-term capital gains                         $--

CAPITAL LOSSES UTILIZED                      $1,133

UNUSED CAPITAL LOSSES:
Expires 10/31 of:                       Loss amount
  2009                                      $16,907
  2010                                       27,646
  2011                               +        1,609
                                     ---------------
                                            $46,162



                                                         See financial notes. 19

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

Statement of
OPERATIONS
For November 1, 2004 through October 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                               $15,654
Interest                                                                    669
Securities on loan                                                   +       65
                                                                     -----------
TOTAL INVESTMENT INCOME                                                  16,388

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments                                       (3,290)
Net realized gains on futures contracts                              +    2,664
                                                                     -----------
NET REALIZED LOSSES                                                        (626)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                      24,636
Net unrealized losses on futures contracts                           +     (309)
                                                                     -----------
NET UNREALIZED GAINS                                                     24,327

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 1,516 a
Transfer agent and shareholder service fees                                 852 b
Trustees' fees                                                               10 c
Custodian fees                                                               87
Portfolio accounting fees                                                   109
Professional fees                                                            29
Registration fees                                                           133
Shareholder reports                                                          41
Interest expense                                                              1
Other expenses                                                       +       24
                                                                     -----------
Total expenses                                                            2,802
Expense reduction                                                    -    1,949 d
                                                                     -----------
NET EXPENSES                                                                853

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  16,388
NET EXPENSES                                                         -      853
                                                                     -----------
NET INVESTMENT INCOME                                                    15,535
NET REALIZED LOSSES                                                        (626) e
NET UNREALIZED GAINS                                                 +   24,327 e
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $39,236

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.18% of the first $1 billion and 0.15% of assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.05% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d Includes $1,516 from the investment adviser (CSIM) and $433 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through February 27, 2006, to 0.10% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $23,701.


20 See financial notes.

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                           11/1/04-10/31/05    11/1/03-10/31/04
Net investment income                               $15,535              $4,771
Net realized losses                                    (626)                (46)
Net unrealized gains                       +         24,327              21,386
                                           -------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               39,236              26,111

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                 $6,241              $3,944 a,b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                    11/1/04-10/31/05         11/1/03-10/31/04
                                   SHARES         VALUE     SHARES        VALUE
Shares sold                       102,956      $975,330     13,048     $114,347 c
Shares reinvested                     537         4,985        371        3,113
Shares redeemed                 + (12,169)     (115,050)    (7,241)     (63,271) d
                                ------------------------------------------------
NET TRANSACTIONS
IN FUND SHARES                     91,324      $865,265      6,178      $54,189

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                      11/1/04-10/31/05         11/1/03-10/31/04
                                    SHARES    NET ASSETS    SHARES    NET ASSETS
Beginning of period                 38,886      $347,865    32,708      $271,509
Total increase                  +   91,324       898,260     6,178        76,356
                                ------------------------------------------------
END OF PERIOD                      130,210    $1,246,125    38,886      $347,865 e

  Unless stated, all numbers x 1,000.

a UNAUDITED

  For corporations, 99% of the fund's dividends for the report period qualify for the dividends-received deduction.

  The fund designates $6,241 of the dividend distribution for the fiscal year ended 10/31/05 as qualified dividends for the purpose of the maximum rate under Section 1(h) (ii) of the Internal Revenue Code. Shareholders will be notified in January 2006 via IRS Form 1099 of the amounts for use in preparing their 2005 income tax return.

b The tax-basis components of distributions paid are:

  CURRENT PERIOD
  Ordinary income                        $6,241
  Long-term capital gains                   $--
  PRIOR PERIOD
  Ordinary income                        $3,944
  Long-term capital gains                   $--

c For current period, includes subscriptions by other Schwab Funds(R) as follows:

  SCHWAB MARKETTRACK PORTFOLIOS:

                            SHARES       VALUE
  All Equity Portfolio      21,804     $206,923
  Growth Portfolio          15,500     $147,092
  Balanced Portfolio         8,066      $76,546

d For shares purchased on or before 4/29/05 and held less than 180 days, the fund charges 0.75% redemption fee. For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

  CURRENT PERIOD                            $40
  PRIOR PERIOD                              $15

  Dollar amounts are net of the redemption proceeds.

e Includes distributable net investment income in the amount of $13,237 and $3,943 at the end of the current period and prior period, respectively.

  Percent of Fund shares owned by other Schwab Funds(R) as of the end of the current period:

  SCHWAB MARKETTRACK PORTFOLIOS:
  All Equity Portfolio                     16.8%
  Growth Portfolio                         12.5%
  Balanced Portfolio                        6.8%


                                                         See financial notes. 21

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB CAPITAL TRUST, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS ONE SHARE CLASS. Shares are bought and sold at net asset value
(NAV), which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the fund's investments are described earlier in this report. However, there are certain other fund operations and policies that may affect the fund's financials, as described below. Other policies concerning the fund's business operations also are described here.

THE FUND PAYS DIVIDENDS from net investment income and makes distributions from net capital gains once a year.

THE FUND MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for the fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required ("due to/from broker").

THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Capital Trust. The fund discussed in this report is highlighted.

SCHWAB CAPITAL TRUST organized May 7, 1993
  Schwab S&P 500 Index Fund
  SCHWAB INSTITUTIONAL SELECT S&P 500 FUND
  Schwab Small-Cap Index Fund
  Schwab Total Stock Market Index Fund
  Schwab International Index Fund
  Schwab MarketTrack All Equity Portfolio
  Schwab MarketTrack Growth Portfolio
  Schwab MarketTrack Balanced Portfolio
  Schwab MarketTrack Conservative Portfolio
  Laudus U.S. MarketMasters Fund
  Laudus Balanced MarketMasters Fund
  Laudus Small-Cap MarketMasters Fund
  Laudus International MarketMasters Fund
  Schwab Premier Equity Fund
  Schwab Core Equity Fund
  Schwab Dividend Equity Fund
  Schwab Large-Cap Growth Fund
  Schwab Small-Cap Equity Fund
  Schwab Hedged Equity Fund
  Schwab Financial Services Fund
  Schwab Health Care Fund
  Schwab Technology Fund
  Schwab Target 2010 Fund
  Schwab Target 2020 Fund
  Schwab Target 2030 Fund
  Schwab Target 2040 Fund
  Schwab Retirement Income Fund

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

THE FUND MAY LOAN SECURITIES TO CERTAIN BROKERS, DEALERS AND OTHER FINANCIAL INSTITUTIONS WHO PAY THE FUND NEGOTIATED FEES. The fund receives cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter. If the value of the collateral falls below 100%, it will be adjusted the following day.

THE FUND PAYS FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. For instance, the fund may own shares of The Charles Schwab Corporation because that company is included in its index.

The fund may make direct transactions with certain other Schwab Funds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds(R). All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds(R).

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but they did pay the non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

THE FUND MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The fund may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically.

                                    AMOUNT                             WEIGHTED
                                  OUTSTANDING          AVERAGE         AVERAGE
                                  AT 10/31/05         BORROWING*       INTEREST
FUND                              ($ x 1,000)        ($ x 1,000)       RATE* (%)
--------------------------------------------------------------------------------
SCHWAB INSTITUTIONAL
   SELECT S&P 500
   FUND                               --                 781             3.91
--------------------------------------------------------------------------------

* Based on the number of days for which the borrowing is outstanding.

THE FUND INTENDS TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax. The net investment income and net realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of losses on wash sales.

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

UNDER THE FUND'S ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUND. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES THE SECURITIES IN ITS PORTFOLIO EVERY BUSINESS DAY. The fund uses the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

- SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE or when a significant event has occurred between the time of the security's last close and the time that the fund calculates net asset value: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price.

- FUTURES: open contracts are valued at their settlement prices as of the close of their exchanges. When the fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.


SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day they learn of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNT is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab Institutional Select S&P 500 Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Institutional Select S&P 500 Fund (one of the portfolios constituting Schwab Capital Trust, hereafter referred to as the "Fund") at October 31, 2005, the results of operations for the year then ended, the changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, CA
December 16, 2005

INVESTMENT ADVISORY AGREEMENT APPROVAL

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Capital Trust (the "Trust") and CSIM (the "Agreement") with respect to existing funds in the Trust, operating as of December 31 of the previous year, including the Schwab Institutional Select S&P 500 Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive memoranda from counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from their counsel, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

At the May 24, 2005 meeting of the Board, the trustees, including a majority of the Independent Trustees, approved the renewal of the Agreement for an additional one year period. The Board's approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund's investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund's expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. ("Schwab"), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM's personnel, experience, track record and compliance program. The trustees also considered the fact that Schwab's extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds. The trustees also considered Schwab's excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds' investors are also brokerage clients of Schwab, and that CSIM and its affiliates are uniquely positioned to provide services and support to the funds and such shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

FUND PERFORMANCE. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both market risk and shareholder risk expectations for such fund. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

FUND EXPENSES. With respect to the funds' expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund's net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the unique legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

PROFITABILITY. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management's profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

ECONOMIES OF SCALE. The trustees considered the existence of any economies of scale and whether those are passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM's agreement to contractual investment advisory fee schedules which include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEES AND OFFICERS

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the 56 Schwab Funds belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDEPENDENT TRUSTEES

NAME AND
YEAR OF BIRTH          TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER     2000 (all trusts).          Chairman, JDN Corp. Advisory LLC (real estate); Trustee, Stanford University,
1960                                               America First Cos., Omaha, NE (venture capital/fund management), Redwood Trust,
                                                   Inc. (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                   (research), PMI Group, Inc. (mortgage insurance), Lucile Packard Children's
                                                   Hospital; Director, Pacific Life Insurance Company (insurance); Trustee, Laudus
                                                   Trust and Laudus Variable Insurance Trust. 2 Until 2001: Stanford University,
                                                   Special Advisor to the President. From 1996-2001: Stanford University, Vice
                                                   President of Business Affairs, Chief Financial Officer.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD      Family of Funds, 1989;      Chief Executive Officer, Dorward & Associates (corporate management, marketing
1931                   Investments, 1991;          and communications consulting). Until 1999: Executive Vice President, Managing
                       Capital Trust, 1993;        Director, Grey Advertising San Francisco. Until 1996: President, Chief Executive
                       Annuity Portfolios, 1994.   Officer, Allen & Dorward Advertising.

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 This includes 10 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust.

INDEPENDENT TRUSTEES continued

NAME AND
YEAR OF BIRTH          TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER      2000 (all trusts).          Until February 2004, Co-Chief Executive Officer, Aphton Corporation
1941                                               (bio-pharmaceuticals). Prior to August 1998, Dean of the Haas School of Business,
                                                   University of California, Berkeley (higher education).

                                                   Director, Aphton Corporation (bio-pharmaceuticals), Mission West Properties
                                                   (commercial real estate), Stratex Networks (network equipment), TOUSA (home building), Genitope Corp. (bio-pharmaceuticals), Pacific Stock & Option Exchange;
                                                   Non-Executive Chairman, Solectron Corporation (manufacturing); Trustee, Laudus
                                                   Trust and Laudus Variable Insurance Trust. 3
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES       Family of Funds, 1989;      Chairman, Chief Executive Officer, Director, Semloh Financial, Inc.
1931                   Investments, 1991;          (international financial services and investment advisory firm).
                       Capital Trust, 1993;
                       Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH        2000 (all trusts).          Since 1990, Chairman and Chief Executive Officer and founder of Smith Graham &
1950                                               Co. (investment advisors).

                                                   Director, Cooper Industries (electrical products, tools and hardware), Chairman,
                                                   Texas Southern University Foundation; Executive Committee & Board Member,
                                                   MD Anderson Cancer Center; Chairman of the audit committee of Northern Border
                                                   Partners, M.L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS     Family of Funds, 1989;      Managing Partner, D.R. Stephens & Co. (investments). Until 1996: Chairman, Chief
1938                   Investments, 1991;          Executive Officer, North American Trust (real estate investment trust).
                       Capital Trust, 1993;
                       Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY      Family of Funds, 1989;      Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment
1943                   Investments, 1991;          and management, and other investments).
                       Capital Trust, 1993;
                       Annuity Portfolios, 1994.

3 This includes 10 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust.

INTERESTED TRUSTEES

NAME AND               TRUST POSITION(S);
YEAR OF BIRTH          TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 4    Chairman, Trustee:          Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation,
1937                   Family of Funds, 1989;      Charles Schwab & Co., Inc.; Chairman and Director, Charles Schwab Investment
                       Investments, 1991;          Management, Inc., Charles Schwab Bank, National Association; Chairman and Chief
                       Capital Trust, 1993;        Executive Officer, Schwab (SI) Holdings Inc. I, Schwab International Holdings,
                       Annuity Portfolios, 1994.   Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc.; Director, U.S.
                                                   Trust Company, National Association, U.S. Trust Corporation, United States Trust
                                                   Company of New York. Until 5/03, Co-Chief Executive Officer, The Charles Schwab
                                                   Corporation.

                                                   Trustee, Charles and Helen Schwab Foundation; Chairman, All Kinds of Minds
                                                   Institute (education), Stanford University; Chairman and Director, Charles
                                                   Schwab Foundation; Chairman of the Finance Committee, San Francisco Museum of
                                                   Modern Art.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK 4      Trustee, 2005               Executive Vice President and President, Asset Management Products & Services
1954                   (all trusts).               Enterprise, Charles Schwab & Co., Inc.; Director, Charles Schwab Asset Management
                                                   (Ireland) Limited. From 9/02 to 7/04, Mr. Merk was President and Chief Executive
                                                   Officer, Charles Schwab Investment Management, Inc. and Executive Vice President,
                                                   Charles Schwab & Co., Inc. Prior to 9/02, Mr. Merk was President and Chief
                                                   Investment Officer, American Century Investment Management, and Director,
                                                   American Century Companies, Inc. (6/01 to 8/02); Chief Investment Officer, Fixed,
                                                   American Century Companies, Inc. (1/97 to 6/01).
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE TRUST

NAME AND
YEAR OF BIRTH          TRUST OFFICE(S) HELD        MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER        President, Chief            Executive Vice President, President, Director, Charles Schwab Investment
1955                   Executive Officer           Management, Inc. Vice President, Laudus Trust and Laudus Variable Insurance
                       (all trusts).               Trust. Until 7/04: Senior Vice President for Development and Distribution, Asset
                                                   Management Products & Services Enterprise. Until 6/03: Executive Vice President,
                                                   Chief Financial Officer, Chief Administrative Officer, U.S. Trust.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD        Senior Vice President,      Senior Vice President, Chief Investment Officer, Director, Charles Schwab
1955                   Chief Investment            Investment Management, Inc.; Chief Investment Officer, The Charles Schwab Trust
                       Officer (all trusts).       Co.

4 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of the Charles Schwab Corporation.

OFFICERS OF THE TRUST continued

NAME AND
YEAR OF BIRTH          TRUST OFFICE(S) HELD        MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS         Senior Vice President,      Senior Vice President and Chief Investment Officer, Fixed Income, Charles Schwab
1959                   Chief Investment            Investment Management, Inc. Until 6/04: Vice President, Charles Schwab Investment
                       Officer (all trusts).       Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER       Senior Vice President,      Senior Vice President, Chief Investment Officer, Equities, Charles Schwab
1963                   Chief Investment            Investment Management, Inc.; Vice President, Chief Investment Officer, Laudus
                       Officer (all trusts).       Trust and Laudus Variable Insurance Trust. Until 5/04: Vice President, Charles
                                                   Schwab Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE       Chief Compliance            Senior Vice President, Institutional Compliance and Chief Compliance Officer,
1960                   Officer (all trusts).       Charles Schwab Investment Management, Inc.; Chief Compliance Officer, Laudus
                                                   Trust and Laudus Variable Insurance Trust. Until 9/03: Vice President, Charles
                                                   Schwab & Co., Inc. and Charles Schwab Investment Management, Inc. Until 2002:
                                                   Vice President, Internal Audit, Charles Schwab & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON         Secretary (all trusts).     Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab
1961                                               Investment Management, Inc.; Senior Vice President and Deputy General Counsel,
                                                   Charles Schwab & Co., Inc. Prior to 6/98, Branch Chief in Enforcement at U.S.
                                                   Securities and Exchange Commission in San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA         Treasurer, Principal        Senior Vice President and Chief Financial Officer, Charles Schwab Investment
1964                   Financial Officer           Management, Inc.; Director, Charles Schwab Asset Management (Ireland) Limited.
                       (all trusts)                From 12/99 to 11/04, Senior Vice President, Financial Reporting, Charles Schwab &
                                                   Co., Inc.

GLOSSARY

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500(R)). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

The industry/sector classification of the funds' portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

NOTES

NOTES

NOTES

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab Institutional Select(R) S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Premier Equity Fund(TM)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Large-Cap Growth Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc. (Schwab)

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2005 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

MFR14310-06

SCHWAB MARKETTRACK PORTFOLIOS(R)

      ANNUAL REPORT
      October 31, 2005

      Schwab MarketTrack
      All Equity Portfolio(TM)

      Schwab MarketTrack
      Growth Portfolio(TM)

      Schwab MarketTrack
      Balanced Portfolio(TM)

      Schwab MarketTrack
      Conservative Portfolio(TM)


                                                           [CHARLES SCHWAB LOGO]

Four portfolios that combine the power of indexing with the benefits of asset allocation.

     IN THIS REPORT

        Management's Discussion ............................................   2

        Performance and Fund Facts
           Schwab MarketTrack All Equity Portfolio(TM) ...   7
           Schwab MarketTrack Growth Portfolio(TM) .......   9
           Schwab MarketTrack Balanced Portfolio(TM) .....  11
           Schwab MarketTrack Conservative Portfolio(TM) .  13

        Fund Expenses ......................................................  15

        Financial Statements
           Schwab MarketTrack All Equity Portfolio(TM) ...  16
           Schwab MarketTrack Growth Portfolio(TM) .......  21
           Schwab MarketTrack Balanced Portfolio(TM) .....  33
           Schwab MarketTrack Conservative Portfolio(TM) .  45

        Financial Notes ....................................................  57

        Investment Advisory Agreement Approval .............................  62

        Trustees and Officers ..............................................  65

        Glossary ...........................................................  69

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM). Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the funds' portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

Performance data quoted represents past performance and does not indicate future results. Current performance may be lower or higher. Investment value will fluctuate, and shares, when redeemed, may be worth more or less than original cost. Small-cap funds are subject to greater volatility than those in other asset categories.

FROM THE CHAIRMAN

Dear Shareholder,

I founded Schwab over thirty years ago to be a home for serious investors. That mission continues to guide us today as we constantly innovate on behalf of our clients. By continuing to provide the highest quality products and services--at a great price--we remain true to our heritage.

I take particular pride in the Schwab Funds. Founded over 15 years ago, they have now grown to include more than 50 funds with over $140 billion in assets as of this report date. With a variety of investment strategies, Schwab Funds provide a range of innovative investment choices that can serve as a foundation for your asset allocation plan. We've continued to expand our product offering over the past year, as Schwab Funds President Evelyn Dilsaver explains in more detail on the following page.

Schwab Funds is managed by Charles Schwab Investment Management, Inc., one of the largest mutual fund managers in the U.S. Our portfolio managers share a passion for market analysis and use some of the most sophisticated financial models available. I am proud of their depth of experience, which reflects an average tenure of more than 15 years in the investment industry. Furthermore, I am impressed with the commitment that our managers bring to the stewardship of the funds, for you, their shareholders.

This commitment and experience is evident in our funds' performance. I'm especially pleased to highlight the strong performance of the Schwab Small-Cap Equity Fund which ranked in the top 2% of its category for the one-year period ended October 31, 2005. 1

In closing, I want to thank you for investing with us. We strive every day to warrant the trust you have placed in us; that will never change.

Sincerely,

/s/ Charles Schwab


1 Source: Lipper Small Cap Core Funds. For the one-year period, rankings were:
  Select Shares #11 and Investor Shares #12 out of 604 funds. Numbers assume reinvestment of dividends and capital gains over each time period. Lipper, Inc. rankings are based on average total returns not including sales charges.

MANAGEMENT'S DISCUSSION for the year ended October 31, 2005

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I'm pleased to bring you the annual report for the Schwab MarketTrack Portfolios for the one-year period ended October 31, 2005. The Schwab Market Track Portfolios are part of our suite of asset allocation funds and provide the performance potential of indexing with the risk management of asset allocation.

Research has shown that asset allocation can be the most important factor in determining overall portfolio performance--more important than which securities you choose or when you decide to buy and sell them. Asset allocation funds, such as the Schwab MarketTrack Portfolios, offer investors a convenient way to manage their entire portfolio in one investment. What's more, combining investment across management styles or asset classes can help balance risk while seeking to provide competitive returns.

We continue to develop and manage Schwab Funds to help you achieve your goals and to provide an uncomplicated way to build a well-diversified portfolio. During this report period, we added to our suite of actively managed funds with the launch of the Schwab Large-Cap Growth Fund, which commenced operations on October 3, 2005. This fund seeks capital appreciation by selecting companies with market capitalizations greater than $5 billion and is actively managed by a team of investment professionals that understands how a disciplined investment strategy can help achieve competitive returns.

I speak for all of Schwab Funds when I say we want Schwab to be the place where investors can find useful, quality financial products and services to help them succeed.

Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.


2 Schwab MarketTrack Portfolios

[PHOTO OF LARRY MANO]

LARRY MANO, vice president and senior portfolio manager of the investment adviser, is responsible for the overall management of the funds. Prior to joining the firm in 1998, he worked for 20 years in equity management.

[PHOTO OF TOM BROWN]

TOM BROWN, an associate portfolio manager of the investment adviser, is responsible for the day-to-day management of the equity portions of the funds. He joined Schwab in 1995, became a trader in 1999, and was named to his current position in 2004.

[PHOTO OF MATTHEW HASTINGS]

MATTHEW HASTINGS, CFA, a vice president and senior portfolio manager, has day-to-day co-management responsibility for the funds. He joined the firm in 1999 and has worked in fixed income and asset management since 1996.

THE INVESTMENT ENVIRONMENT AND THE FUNDS

Despite a turbulent year in the news, the markets remained in a steady growth mode and ended the one-year report period with positive results. Oil prices hit all-time highs and the Federal Reserve continued to raise short-term interest rates to curb inflationary pressures, raising the Fed Funds Target eight consecutive times in the one-year report period. The moves had a limited impact on overall economic growth, due primarily to the record-low level of interest rates from which the increases began.

Despite concerns of high energy prices, which remained a significant headwind for economic performance throughout the period, corporate earnings remained strong throughout the year. Additionally, with the unemployment rate hovering around 5% and GDP growth around 3.6%, job and income growth remained positive and investors remained optimistic. Productivity gains and more restrictive monetary policy kept a lid on core inflation. The productivity gains, coupled with foreign investors buying large amounts of U.S. government securities, helped contain increases in long-term interest rates. These conditions caused the dollar to rally, which took pressure off the price of imported goods.

The big news for the past few months was the impact of Hurricanes Katrina and Rita. The devastation caused by these storms was particularly heavy with respect to the energy infrastructure in the South. Oil prices rose sharply in the aftermath of the hurricanes, with crude oil peaking above $71 per barrel in early September. However, a quick action by the federal government to release Strategic Petroleum Reserves and soften oil demand led to a subsequent decline off that peak. While the full economic effect of the hurricanes was unknown at the end of the report period, the damage appears to be limited to the regions in the hurricanes' path and to the energy infrastructures in the area.

Another significant event that occurred during the report period was the appointment of Ben Bernanke to succeed Alan Greenspan as Chairman of the Federal Reserve Board. Although he has not yet been confirmed into office, Bernanke's experience on the Federal Open Market Committee and his expertise in monetary economics has eased the concerns of the markets and caused investors to expect a smooth transition.

Source of Sector Classification: S&P and MSCI.


                                                 Schwab MarketTrack Portfolios 3

MANAGEMENT'S DISCUSSION continued

[PHOTO OF STEVEN HUNG]

STEVEN HUNG, a director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 1998, and has worked in fixed-income asset management since 1999.

Despite tragic hurricanes, rising interest rates, and soaring energy prices, the funds and their respective benchmarks held up well. The S&P 500 Index 1 posted gains of 8.72% for the one-year period ending on October 31, 2005 while the Russell 2000 Index also displayed a positive return of 12.08%. As improving fundamentals and attractive valuations have strengthened investor interest in emerging markets, the MSCI EAFE (Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East) Index also had an impressive return of 18.09% for the one-year report period.

Although bonds did not fare nearly as well as equities this period, performance was still positive, up by 1.13%, as measured by the Lehman Brothers U.S. Aggregate Bond Index. This differential is not unusual, given that we were in the midst of an economic recovery during the period. When the economy is strong and job growth is robust, investors expect to see inflation, which generally leads to higher interest rates and ultimately brings down prices for bonds. In summary, the markets have seen quite a few events with the potential to diminish investor confidence, but as of the end of the period, significant negative impacts had not materialized.

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

 8.72%  S&P 500(R) INDEX: measures U.S. large-cap stocks

12.08%  RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

18.09% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

 1.13%  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

 2.69% THREE-MONTH U.S. TREASURY BILLS (T-BILLS): measures short-term U.S. Treasury obligations

[LINE GRAPH]

            THREE-MONTH U.S.   LEHMAN BROTHERS
            TREASURY BILLS     U.S. AGGREGATE    S&P 500(R)   RUSSELL 2000(R)   MSCI-EAFE(R)
               (T-BILLS)         BOND INDEX        INDEX           INDEX           INDEX
31-Oct-04        0.00              0.00            0.00            0.00             0.00
07-Nov-04        0.01             -0.52            3.21            3.53             3.71
14-Nov-04        0.05             -0.49            4.88            6.60             4.81
21-Nov-04        0.09             -0.40            3.69            5.15             5.92
28-Nov-04        0.12             -0.47            4.81            8.21             6.96
05-Dec-04        0.16             -0.38            5.62           10.13             8.68
12-Dec-04        0.19              0.13            5.37            8.44             5.79
19-Dec-04        0.25             -0.05            5.95           10.16             7.36
26-Dec-04        0.29              0.02            7.40           11.44            10.52
02-Jan-05        0.33              0.12            7.59           11.89            11.52
09-Jan-05        0.36             -0.09            5.35            5.32             8.50
16-Jan-05        0.40              0.27            5.22            6.07             8.74
23-Jan-05        0.45              0.68            3.75            4.98             7.81
30-Jan-05        0.48              0.70            4.08            5.33             8.68
06-Feb-05        0.53              1.05            6.95            9.55            10.43
13-Feb-05        0.57              1.03            7.23            9.11            11.16
20-Feb-05        0.61              0.51            6.94            8.33            12.75
27-Feb-05        0.65              0.47            7.86            9.63            13.40
06-Mar-05        0.70              0.44            8.86           10.92            15.44
13-Mar-05        0.75             -0.43            6.96            7.84            15.54
20-Mar-05        0.79             -0.34            6.04            7.13            14.06
27-Mar-05        0.84             -0.79            4.42            5.88            11.43
03-Apr-05        0.90             -0.16            4.59            5.31            11.55
10-Apr-05        0.96             -0.28            5.37            5.20            12.02
17-Apr-05        1.01              0.55            1.95            0.06            10.11
24-Apr-05        1.06              0.78            2.81            1.57            10.36
01-May-05        1.12              0.98            3.28           -0.15             8.71
08-May-05        1.18              0.79            4.60            2.83            10.65
15-May-05        1.24              1.27            3.14            0.36             8.08
22-May-05        1.29              1.34            6.33            5.10             8.34
29-May-05        1.33              1.73            7.22            6.42             9.41
05-Jun-05        1.39              2.23            7.01            7.02             9.48
12-Jun-05        1.44              1.96            7.23            8.07             9.40
19-Jun-05        1.50              1.94            8.95           11.20            11.36
26-Jun-05        1.55              2.67            6.70            8.83            10.42
03-Jul-05        1.59              2.25            7.01           11.08             9.74
10-Jul-05        1.66              2.07            8.60           14.40             9.31
17-Jul-05        1.71              1.96           10.06           14.69            11.35
24-Jul-05        1.76              1.84           10.59           17.12            12.34
31-Jul-05        1.84              1.70           10.68           17.49            13.59
07-Aug-05        1.88              1.25           10.02           14.58            14.44
14-Aug-05        1.94              1.94           10.44           14.14            18.32
21-Aug-05        2.01              2.10            9.54           12.85            16.11
28-Aug-05        2.07              2.25            8.24           12.20            16.21
04-Sep-05        2.15              3.04            9.47           14.77            19.45
11-Sep-05        2.21              2.68           11.60           17.33            20.67
18-Sep-05        2.28              2.20           11.33           16.32            20.04
25-Sep-05        2.36              2.28            9.32           13.47            18.92
02-Oct-05        2.42              1.94           10.56           15.67            21.65
09-Oct-05        2.48              1.89            7.66           11.63            19.16
16-Oct-05        2.53              1.35            6.84            9.71            18.26
23-Oct-05        2.61              1.86            6.22            9.65            15.53
30-Oct-05        2.66              1.09            7.95           10.12            16.68
31-Oct-05        2.69              1.13            8.72           12.08            18.09


  These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

  Data source: Charles Schwab & Co., Inc.

  Source of Sector Classification: S&P and MSCI.

1 Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R) and 500(R) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.


4 Schwab MarketTrack Portfolios

PERFORMANCE AT A GLANCE

Total return for the 12 months ended 10/31/05

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

SCHWAB MARKETTRACK
ALL EQUITY PORTFOLIO(TM) .......   11.81%
Benchmark ......................   13.13%

Performance Details ............   page 7

SCHWAB MARKETTRACK
GROWTH PORTFOLIO(TM) ...........    9.48%
Benchmark ......................   10.86%

Performance Details ............   page 9

SCHWAB MARKETTRACK
BALANCED PORTFOLIO(TM) .........    7.41%
Benchmark ......................    8.08%

Performance Details ............  page 11

SCHWAB MARKETTRACK
CONSERVATIVE PORTFOLIO(TM) .....    5.24%
Benchmark ......................    5.70%

Performance Details ............  page 13

THE MARKETTRACK PORTFOLIOS INCORPORATE A MIX OF DIFFERENT ASSET CLASSES. Accordingly, their returns over a given period will reflect a blend of the returns of those asset classes, and will depend on their relative weightings within each portfolio. By spreading their exposure over various asset classes, the MarketTrack Portfolios are designed to provide more stable returns while seeking to reduce risk over various market cycles.

THE SCHWAB MARKET TRACK ALL EQUITY PORTFOLIO was up 11.81% for the period compared to a 13.13% return for its benchmark, the All Equity Composite Index. This portfolio invests in different segments of the stock market including large-cap, small-cap and international, so its performance reflects a blend of those segments' returns. Unlike the other MarketTrack Portfolios, this fund does not have a defined allocation to fixed income. For the one-year report period, the fund's allocations to international and small-cap segments helped performance as those segments' performances, as measured respectively by the MSCI EAFE and Russell 2000 Index, outperformed that of large-cap domestic equities as measured by the S&P 500.

THE SCHWAB MARKETTRACK GROWTH PORTFOLIO was up 9.48%, compared to a 10.86% return for its benchmark, the Growth Composite Index. The portfolio has an 80% target stock allocation that is divided amongst large-cap, small-cap, and international stocks. The 20% allocation to fixed income is designed to reduce volatility and risk over the long term. In this report period, due to strong equity markets and increased interest in emerging markets, the fund benefited from its emphasis on equities.

THE SCHWAB MARKETTRACK BALANCED PORTFOLIO returned 7.41%, compared to a 8.08% return for its benchmark, the Balanced Composite Index. With a 60% target allocation to equities, the Balanced Portfolio's allocation is weighted toward stock investments, but also includes substantial bond investments in seeking to add income and reduce volatility. While

Source of Sector Classification: S&P and MSCI. All portfolio and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the portfolios' total returns would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or on the redemption of portfolio shares. Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.


                                                 Schwab MarketTrack Portfolios 5

MANAGEMENT'S DISCUSSION continued

the equity segments led performance for the report period, bonds also contributed positive returns, as tracked by the Lehman Brothers U.S. Aggregate Bond Index.

THE SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO was up 5.24% compared to a 5.70% return for its benchmark, the Conservative Composite. With a target allocation of 55% to bonds and 40% to stocks, this portfolio is designed to seek income with more growth potential than an all-bond portfolio. Although the bond markets did not see much of a rally this period, the portfolio benefited from its exposure to the various segments of the equity market.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


6 Schwab MarketTrack Portfolios

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO(TM)

PERFORMANCE as of 10/31/05

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the portfolio with a benchmark and the portfolio's Morningstar category.

[BAR CHART]

                                                       Benchmark:      Fund Category:
                                   PORTFOLIO          ALL EQUITY        MORNINGSTAR
                             Ticker Symbol: SWEGX   COMPOSITE INDEX   LARGE-CAP BLEND
1 YEAR                               11.81%            13.13%               9.53%
5 YEARS                               0.64%             1.81%              -1.41%
3 SINCE INCEPTION: 5/19/98            3.22% 3           4.63% 4             2.42% 3
4 SINCE: 6/1/98

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in a benchmark and an additional index.

$12,670 PORTFOLIO

$13,994 ALL EQUITY COMPOSITE INDEX

$12,072 S&P 500(R) INDEX

[LINE GRAPH]


                                ALL EQUITY     S&P 500(R)
                PORTFOLIO    COMPOSITE INDEX    INDEX
   19-May-98     $10,000                        $10,000
   31-May-98      $9,850         $10,000         $9,751
   30-Jun-98     $10,050         $10,101        $10,147
   31-Jul-98      $9,810          $9,879        $10,039
   31-Aug-98      $8,330          $8,317         $8,590
   30-Sep-98      $8,610          $8,558         $9,140
   31-Oct-98      $9,280          $9,120         $9,883
   30-Nov-98      $9,800          $9,636        $10,482
   31-Dec-98     $10,303         $10,146        $11,086
   31-Jan-99     $10,483         $10,315        $11,549
   28-Feb-99     $10,041          $9,895        $11,190
   31-Mar-99     $10,383         $10,207        $11,638
   30-Apr-99     $10,896         $10,747        $12,088
   31-May-99     $10,664         $10,602        $11,803
   30-Jun-99     $11,197         $11,170        $12,458
   31-Jul-99     $11,137         $11,095        $12,069
   31-Aug-99     $11,056         $10,973        $12,009
   30-Sep-99     $11,006         $10,854        $11,680
   31-Oct-99     $11,539         $11,258        $12,419
   30-Nov-99     $11,971         $11,815        $12,672
   31-Dec-99     $12,885         $12,889        $13,418
   31-Jan-00     $12,162         $12,368        $12,744
   29-Feb-00     $12,498         $12,978        $12,503
   31-Mar-00     $13,159         $13,516        $13,726
   30-Apr-00     $12,610         $12,933        $13,313
   31-May-00     $12,223         $12,580        $13,040
   30-Jun-00     $12,752         $13,106        $13,362
   31-Jul-00     $12,386         $12,839        $13,154
   31-Aug-00     $13,098         $13,582        $13,971
   30-Sep-00     $12,477         $13,068        $13,233
   31-Oct-00     $12,274         $12,793        $13,177
   30-Nov-00     $11,378         $11,888        $12,139
   31-Dec-00     $11,736         $12,435        $12,198
   31-Jan-01     $11,996         $12,720        $12,632
   28-Feb-01     $10,967         $11,779        $11,480
   31-Mar-01     $10,302         $11,035        $10,752
   30-Apr-01     $11,081         $11,869        $11,587
   31-May-01     $11,061         $11,897        $11,665
   30-Jun-01     $10,925         $11,711        $11,381
   31-Jul-01     $10,655         $11,451        $11,270
   31-Aug-01     $10,187         $10,976        $10,564
   30-Sep-01      $9,179          $9,839         $9,711
   31-Oct-01      $9,418         $10,157         $9,896
   30-Nov-01     $10,000         $10,791        $10,655
   31-Dec-01     $10,205         $11,068        $10,749
   31-Jan-02      $9,887         $10,819        $10,592
   28-Feb-02      $9,728         $10,676        $10,388
   31-Mar-02     $10,258         $11,248        $10,778
   30-Apr-02      $9,972         $11,023        $10,125
   31-May-02      $9,855         $10,900        $10,050
   30-Jun-02      $9,293         $10,264         $9,335
   31-Jul-02      $8,380          $9,243         $8,607
   31-Aug-02      $8,402          $9,260         $8,663
   30-Sep-02      $7,585          $8,378         $7,722
   31-Oct-02      $8,062          $8,837         $8,401
   30-Nov-02      $8,529          $9,336         $8,896
   31-Dec-02      $8,118          $8,900         $8,374
   31-Jan-03      $7,817          $8,632         $8,154
   28-Feb-03      $7,645          $8,429         $8,032
   31-Mar-03      $7,656          $8,428         $8,110
   30-Apr-03      $8,355          $9,138         $8,778
   31-May-03      $8,925          $9,752         $9,241
   30-Jun-03      $9,075          $9,919         $9,359
   31-Jul-03      $9,323         $10,200         $9,524
   31-Aug-03      $9,559         $10,499         $9,710
   30-Sep-03      $9,538         $10,457         $9,607
   31-Oct-03     $10,140         $11,123        $10,150
   30-Nov-03     $10,333         $11,347        $10,240
   31-Dec-03     $10,875         $11,886        $10,776
   31-Jan-04     $11,071         $12,142        $10,975
   29-Feb-04     $11,223         $12,328        $11,127
   31-Mar-04     $11,136         $12,293        $10,959
   30-Apr-04     $10,854         $11,946        $10,787
   31-May-04     $10,973         $12,045        $10,935
   30-Jun-04     $11,255         $12,344        $11,147
   31-Jul-04     $10,810         $11,820        $10,778
   31-Aug-04     $10,799         $11,800        $10,821
   30-Sep-04     $11,081         $12,129        $10,938
   31-Oct-04     $11,331         $12,371        $11,105
   30-Nov-04     $11,982         $13,091        $11,555
   31-Dec-04     $12,395         $13,567        $11,948
   31-Jan-05     $12,055         $13,229        $11,656
   28-Feb-05     $12,373         $13,596        $11,901
   31-Mar-05     $12,110         $13,294        $11,691
   30-Apr-05     $11,759         $12,876        $11,468
   31-May-05     $12,110         $13,274        $11,833
   30-Jun-05     $12,264         $13,481        $11,850
   31-Jul-05     $12,768         $14,060        $12,290
   31-Aug-05     $12,790         $14,101        $12,179
   30-Sep-05     $12,966         $14,350        $12,277
   31-Oct-05     $12,670         $13,994        $12,072

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

2 The All Equity Composite Index is composed of Morningstar category averages and is calculated using the following portion allocations: 45% large-cap stocks, 25% small-cap stocks and 30% foreign stocks. Source: Morningstar, Inc.


                                                 Schwab MarketTrack Portfolios 7

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO

FUND FACTS as of 10/31/05

STYLE ASSESSMENT 1

[GRAPHIC]

                                 INVESTMENT STYLE
                      Value           Blend         Growth
MARKET CAP
  Large                / /             /X/            / /
  Medium               / /             / /            / /
  Small                / /             / /            / /


STATISTICS

NUMBER OF HOLDINGS                                                          4
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $58,588
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 20.6
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                      2.5
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                     49%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2                                              $1,000
  ($500 for retirement, education and custodial accounts)
--------------------------------------------------------------------------------

TOP HOLDINGS 3

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND                         45.1%
--------------------------------------------------------------------------------
(2)  SCHWAB INTERNATIONAL INDEX FUND(R), Select Shares(R)                29.8%
--------------------------------------------------------------------------------
(3)  SCHWAB SMALL-CAP INDEX FUND(R), Select Shares                       25.1%
--------------------------------------------------------------------------------
     TOTAL                                                              100.0%

ASSET CLASS WEIGHTINGS % of Investments

This chart shows the portfolio's asset class composition as of the report date.

[PIE CHART]

45.1% LARGE-CAP STOCKS
29.8% INTERNATIONAL STOCKS
25.1% SMALL-CAP STOCKS

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the portfolio based on a ten-factor model for value and growth characteristics. The portfolio's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the portfolio's holdings as of 10/31/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Please see prospectus for further detail and eligibility requirements.

3 This list is not a recommendation of any security by the investment adviser.


8 Schwab MarketTrack Portfolios

SCHWAB MARKETTRACK GROWTH PORTFOLIO(TM)

PERFORMANCE as of 10/31/05

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the portfolio with a benchmark and the portfolio's Morningstar category.

[BAR CHART]

                                                                            Fund
                                                       Benchmark:         Category:
                                    PORTFOLIO       GROWTH COMPOSITE     MORNINGSTAR
                             Ticker Symbol: SWHGX        INDEX         LARGE-CAP BLEND
1 YEAR                                 9.48%             10.86%             9.53%
5 YEARS                                1.62%              2.66%            -1.41%
3 SINCE INCEPTION: 11/20/95            7.66% 3            9.90% 4           7.82% 3
4 SINCE: 12/1/95

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in a benchmark and two additional indices.

$20,868 PORTFOLIO

$25,515 GROWTH COMPOSITE INDEX

$23,643 S&P 500(R) INDEX

$18,328 LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

[LINE GRAPH]

                                                                  LEHMAN BROTHERS
                                       GROWTH        S&P 500(R)   U.S. AGGREGATE
                 PORTFOLIO         COMPOSITE INDEX     INDEX        BOND INDEX
20-Nov-95         $10,000                             $10,000        $10,000
30-Nov-95         $10,080              $10,000        $10,104        $10,076
31-Dec-95         $10,292              $10,480        $10,299        $10,217
31-Jan-96         $10,442              $10,646        $10,649        $10,285
29-Feb-96         $10,533              $10,776        $10,748        $10,106
31-Mar-96         $10,623              $10,908        $10,852        $10,035
30-Apr-96         $10,803              $10,866        $11,011         $9,979
31-May-96         $10,954              $11,645        $11,294         $9,959
30-Jun-96         $10,934              $12,330        $11,337        $10,092
31-Jul-96         $10,523              $12,502        $10,836        $10,120
31-Aug-96         $10,733              $12,682        $11,064        $10,102
30-Sep-96         $11,184              $12,967        $11,686        $10,278
31-Oct-96         $11,324              $13,008        $12,009        $10,506
30-Nov-96         $11,896              $13,626        $12,917        $10,686
31-Dec-96         $11,784              $13,868        $12,661        $10,587
31-Jan-97         $12,008              $14,191        $13,451        $10,620
28-Feb-97         $12,028              $14,176        $13,557        $10,646
31-Mar-97         $11,692              $13,843        $13,001        $10,528
30-Apr-97         $12,038              $14,076        $13,776        $10,686
31-May-97         $12,793              $14,933        $14,614        $10,787
30-Jun-97         $13,313              $15,512        $15,268        $10,916
31-Jul-97         $14,087              $16,318        $16,482        $11,210
31-Aug-97         $13,618              $15,863        $15,559        $11,115
30-Sep-97         $14,301              $16,670        $16,410        $11,280
31-Oct-97         $13,853              $16,055        $15,862        $11,443
30-Nov-97         $14,098              $16,153        $16,597        $11,496
31-Dec-97         $14,259              $16,328        $16,882        $11,612
31-Jan-98         $14,410              $16,445        $17,070        $11,761
28-Feb-98         $15,220              $17,373        $18,300        $11,751
31-Mar-98         $15,738              $18,047        $19,237        $11,791
30-Apr-98         $15,846              $18,226        $19,432        $11,852
31-May-98         $15,576              $17,934        $19,097        $11,965
30-Jun-98         $15,868              $18,097        $19,873        $12,067
31-Jul-98         $15,555              $17,793        $19,662        $12,092
31-Aug-98         $13,729              $15,573        $16,823        $12,289
30-Sep-98         $14,194              $15,973        $17,901        $12,577
31-Oct-98         $15,080              $16,796        $19,357        $12,510
30-Nov-98         $15,760              $17,576        $20,530        $12,581
31-Dec-98         $16,422              $18,327        $21,712        $12,619
31-Jan-99         $16,718              $18,589        $22,620        $12,709
28-Feb-99         $16,103              $17,937        $21,916        $12,486
31-Mar-99         $16,576              $18,411        $22,793        $12,555
30-Apr-99         $17,224              $19,203        $23,675        $12,595
31-May-99         $16,916              $18,965        $23,116        $12,484
30-Jun-99         $17,586              $19,770        $24,399        $12,444
31-Jul-99         $17,465              $19,668        $23,638        $12,392
31-Aug-99         $17,355              $19,497        $23,520        $12,386
30-Sep-99         $17,290              $19,368        $22,875        $12,530
31-Oct-99         $17,982              $19,949        $24,323        $12,576
30-Nov-99         $18,520              $20,755        $24,817        $12,575
31-Dec-99         $19,602              $22,268        $26,279        $12,514
31-Jan-00         $18,730              $21,537        $24,960        $12,473
29-Feb-00         $19,155              $22,437        $24,487        $12,624
31-Mar-00         $20,049              $23,212        $26,882        $12,791
30-Apr-00         $19,389              $22,386        $26,073        $12,754
31-May-00         $18,931              $21,891        $25,539        $12,747
30-Jun-00         $19,635              $22,702        $26,169        $13,012
31-Jul-00         $19,233              $22,358        $25,761        $13,131
31-Aug-00         $20,206              $23,431        $27,361        $13,321
30-Sep-00         $19,456              $22,745        $25,917        $13,405
31-Oct-00         $19,255              $22,371        $25,808        $13,493
30-Nov-00         $18,148              $21,167        $23,774        $13,715
31-Dec-00         $18,660              $22,014        $23,891        $13,970
31-Jan-01         $19,052              $22,475        $24,739        $14,198
28-Feb-01         $17,758              $21,182        $22,483        $14,321
31-Mar-01         $16,938              $20,127        $21,057        $14,393
30-Apr-01         $17,955              $21,330        $22,693        $14,332
31-May-01         $18,001              $21,386        $22,845        $14,418
30-Jun-01         $17,851              $21,129        $22,290        $14,473
31-Jul-01         $17,574              $20,827        $22,072        $14,797
31-Aug-01         $16,973              $20,177        $20,690        $14,967
30-Sep-01         $15,667              $18,527        $19,018        $15,141
31-Oct-01         $16,037              $19,059        $19,382        $15,457
30-Nov-01         $16,823              $19,970        $20,868        $15,244
31-Dec-01         $17,086              $20,362        $21,052        $15,147
31-Jan-02         $16,706              $20,010        $20,744        $15,269
28-Feb-02         $16,492              $19,830        $20,344        $15,417
31-Mar-02         $17,157              $20,635        $21,109        $15,161
30-Apr-02         $16,753              $20,369        $19,830        $15,456
31-May-02         $16,623              $20,218        $19,683        $15,587
30-Jun-02         $15,863              $19,290        $18,282        $15,723
31-Jul-02         $14,652              $17,770        $16,858        $15,913
31-Aug-02         $14,747              $17,841        $16,967        $16,182
30-Sep-02         $13,619              $16,516        $15,123        $16,444
31-Oct-02         $14,307              $17,223        $16,454        $16,368
30-Nov-02         $14,984              $18,009        $17,423        $16,363
31-Dec-02         $14,440              $17,395        $16,400        $16,702
31-Jan-03         $14,030              $16,979        $15,970        $16,717
28-Feb-03         $13,825              $16,694        $15,731        $16,948
31-Mar-03         $13,849              $16,689        $15,883        $16,934
30-Apr-03         $14,863              $17,844        $17,192        $17,075
31-May-03         $15,720              $18,855        $18,098        $17,392
30-Jun-03         $15,913              $19,114        $18,330        $17,358
31-Jul-03         $16,167              $19,454        $18,652        $16,774
31-Aug-03         $16,517              $19,929        $19,016        $16,885
30-Sep-03         $16,529              $19,952        $18,815        $17,332
31-Oct-03         $17,338              $20,947        $19,879        $17,171
30-Nov-03         $17,616              $21,296        $20,054        $17,212
31-Dec-03         $18,352              $22,145        $21,105        $17,388
31-Jan-04         $18,645              $22,552        $21,494        $17,527
29-Feb-04         $18,866              $22,862        $21,792        $17,716
31-Mar-04         $18,780              $22,839        $21,463        $17,849
30-Apr-04         $18,327              $22,240        $21,126        $17,385
31-May-04         $18,486              $22,368        $21,416        $17,316
30-Jun-04         $18,878              $22,827        $21,831        $17,414
31-Jul-04         $18,303              $22,087        $21,109        $17,587
31-Aug-04         $18,352              $22,118        $21,193        $17,923
30-Sep-04         $18,731              $22,623        $21,422        $17,971
31-Oct-04         $19,062              $23,016        $21,750        $18,122
30-Nov-04         $19,906              $24,073        $22,631        $17,977
31-Dec-04         $20,483              $24,810        $23,400        $18,142
31-Jan-05         $20,049              $24,336        $22,829        $18,257
28-Feb-05         $20,446              $24,870        $23,308        $18,149
31-Mar-05         $20,086              $24,404        $22,896        $18,056
30-Apr-05         $19,664              $23,834        $22,461        $18,300
31-May-05         $20,198              $24,451        $23,175        $18,498
30-Jun-05         $20,396              $24,781        $23,208        $18,600
31-Jul-05         $21,054              $25,608        $24,071        $18,430
31-Aug-05         $21,079              $25,725        $23,852        $18,666
30-Sep-05         $21,278              $26,062        $24,045        $18,474
31-Oct-05         $20,868              $25,515        $23,643        $18,328

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

2 The Growth Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 40% large-cap stocks, 20% small-cap stocks, 20% foreign stocks, 15% bonds and 5% cash. Source: Morningstar, Inc.


                                                 Schwab MarketTrack Portfolios 9

SCHWAB MARKETTRACK GROWTH PORTFOLIO

FUND FACTS as of 10/31/05

STYLE ASSESSMENT 1

[GRAPH]

                                 INVESTMENT STYLE
                      Value           Blend         Growth
MARKET CAP
  Large                / /             /X/            / /
  Medium               / /             / /            / /
  Small                / /             / /            / /

STATISTICS

NUMBER OF HOLDINGS                                                         517
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $59,922
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 20.6
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                      2.6
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                     33%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2                                              $1,000
     ($500 for retirement, education and custodial accounts)
--------------------------------------------------------------------------------

TOP HOLDINGS 3

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  SCHWAB INSTITIUTIONAL SELECT(R) S&P 500 FUND                        23.8%
--------------------------------------------------------------------------------
(2)  SCHWAB SMALL-CAP INDEX FUND(R), Select Shares(R)                    20.2%
--------------------------------------------------------------------------------
(3)  SCHWAB INTERNATIONAL INDEX FUND(R), Select Shares                   20.1%
--------------------------------------------------------------------------------
(4)  SCHWAB TOTAL BOND MARKET FUND(TM)                                   14.7%
--------------------------------------------------------------------------------
(5)  SCHWAB VALUE ADVANTAGE MONEY FUND(R), Institutional Shares           4.7%
--------------------------------------------------------------------------------
(6)  GENERAL ELECTRIC CO.                                                 0.5%
--------------------------------------------------------------------------------
(7)  EXXON MOBIL CORP.                                                    0.5%
--------------------------------------------------------------------------------
(8)  MICROSOFT CORP.                                                      0.4%
--------------------------------------------------------------------------------
(9)  CITIGROUP, INC.                                                      0.4%
--------------------------------------------------------------------------------
(10) PROCTER & GAMBLE CO.                                                 0.3%
--------------------------------------------------------------------------------
     TOTAL                                                               85.6%

ASSET CLASS WEIGHTINGS % of Investments

This chart shows the portfolio's asset class composition as of the report date.

[PIE CHART]

40.2% LARGE-CAP STOCKS
20.2% SMALL-CAP STOCKS
20.1% INTERNATIONAL STOCKS
14.7% BONDS
 4.8% SHORT-TERM INVESTMENTS

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the portfolio based on a ten-factor model for value and growth characteristics. The portfolio's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the portfolio's holdings as of 10/31/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Please see prospectus for further detail and eligibility requirements.

3 This list is not a recommendation of any security by the investment adviser.


10 Schwab MarketTrack Portfolios

SCHWAB MARKETTRACK BALANCED PORTFOLIO(TM)

PERFORMANCE as of 10/31/05

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the portfolio with a benchmark and the portfolio's Morningstar category.

[BAR CHART]

                                                      Benchmark:       Fund Category:
                                   PORTFOLIO           BALANCED          MORNINGSTAR
                             Ticker Symbol: SWBGX   COMPOSITE INDEX   MODERATE ALLOCATION
1 YEAR                                7.41%              8.08%              7.62%
5 YEARS                               2.77%              3.45%              2.00%
3 SINCE INCEPTION: 11/20/95           7.24% 3            8.87% 4            7.24% 3
4 SINCE 12/1/95

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in a benchmark and two additional indices.

$20,058 PORTFOLIO

$23,240 BALANCED COMPOSITE INDEX

$23,643 S&P 500(R) INDEX

$18,328 LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

[LINE GRAPH]

                                                       LEHMAN BROTHERS
                           BALANCED       S&P 500(R)   U.S. AGGREGATE
            PORTFOLIO   COMPOSITE INDEX     INDEX        BOND INDEX
20-Nov-95    $10,000                       $10,000         $10,000
30-Nov-95    $10,080        $10,000        $10,104         $10,076
31-Dec-95    $10,270        $10,379        $10,299         $10,217
31-Jan-96    $10,390        $10,519        $10,649         $10,285
29-Feb-96    $10,410        $10,575        $10,748         $10,106
31-Mar-96    $10,460        $10,652        $10,852         $10,035
30-Apr-96    $10,581        $10,630        $11,011          $9,979
31-May-96    $10,691        $11,225        $11,294          $9,959
30-Jun-96    $10,711        $11,775        $11,337         $10,092
31-Jul-96    $10,410        $11,892        $10,836         $10,120
31-Aug-96    $10,551        $11,924        $11,064         $10,102
30-Sep-96    $10,912        $12,141        $11,686         $10,278
31-Oct-96    $11,082        $12,232        $12,009         $10,506
30-Nov-96    $11,534        $12,643        $12,917         $10,686
31-Dec-96    $11,415        $12,818        $12,661         $10,587
31-Jan-97    $11,589        $13,073        $13,451         $10,620
28-Feb-97    $11,589        $13,065        $13,557         $10,646
31-Mar-97    $11,334        $12,780        $13,001         $10,528
30-Apr-97    $11,620        $12,999        $13,776         $10,686
31-May-97    $12,183        $13,625        $14,614         $10,787
30-Jun-97    $12,593        $14,057        $15,268         $10,916
31-Jul-97    $13,217        $14,722        $16,482         $11,210
31-Aug-97    $12,849        $14,401        $15,559         $11,115
30-Sep-97    $13,391        $14,996        $16,410         $11,280
31-Oct-97    $13,125        $14,648        $15,862         $11,443
30-Nov-97    $13,309        $14,746        $16,597         $11,496
31-Dec-97    $13,443        $14,902        $16,882         $11,612
31-Jan-98    $13,582        $15,016        $17,070         $11,761
28-Feb-98    $14,149        $15,650        $18,300         $11,751
31-Mar-98    $14,523        $16,118        $19,237         $11,791
30-Apr-98    $14,608        $16,251        $19,432         $11,852
31-May-98    $14,448        $16,078        $19,097         $11,965
30-Jun-98    $14,672        $16,239        $19,873         $12,067
31-Jul-98    $14,469        $16,021        $19,662         $12,092
31-Aug-98    $13,262        $14,560        $16,823         $12,289
30-Sep-98    $13,668        $14,966        $17,901         $12,577
31-Oct-98    $14,309        $15,513        $19,357         $12,510
30-Nov-98    $14,800        $16,081        $20,530         $12,581
31-Dec-98    $15,281        $16,632        $21,712         $12,619
31-Jan-99    $15,523        $16,850        $22,620         $12,709
28-Feb-99    $15,028        $16,328        $21,916         $12,486
31-Mar-99    $15,369        $16,682        $22,793         $12,555
30-Apr-99    $15,820        $17,235        $23,675         $12,595
31-May-99    $15,567        $17,046        $23,116         $12,484
30-Jun-99    $16,018        $17,574        $24,399         $12,444
31-Jul-99    $15,930        $17,458        $23,638         $12,392
31-Aug-99    $15,842        $17,323        $23,520         $12,386
30-Sep-99    $15,853        $17,260        $22,875         $12,530
31-Oct-99    $16,337        $17,664        $24,323         $12,576
30-Nov-99    $16,711        $18,175        $24,817         $12,575
31-Dec-99    $17,420        $19,117        $26,279         $12,514
31-Jan-00    $16,823        $18,642        $24,960         $12,473
29-Feb-00    $17,150        $19,236        $24,487         $12,624
31-Mar-00    $17,815        $19,838        $26,882         $12,791
30-Apr-00    $17,353        $19,305        $26,073         $12,754
31-May-00    $17,037        $18,981        $25,539         $12,747
30-Jun-00    $17,601        $19,588        $26,169         $13,012
31-Jul-00    $17,364        $19,423        $25,761         $13,131
31-Aug-00    $18,085        $20,224        $27,361         $13,321
30-Sep-00    $17,612        $19,829        $25,917         $13,405
31-Oct-00    $17,499        $19,619        $25,808         $13,493
30-Nov-00    $16,812        $18,873        $23,774         $13,715
31-Dec-00    $17,241        $19,524        $23,891         $13,970
31-Jan-01    $17,569        $19,924        $24,739         $14,198
28-Feb-01    $16,713        $19,108        $22,483         $14,321
31-Mar-01    $16,162        $18,423        $21,057         $14,393
30-Apr-01    $16,877        $19,233        $22,693         $14,332
31-May-01    $16,936        $19,325        $22,845         $14,418
30-Jun-01    $16,842        $19,175        $22,290         $14,473
31-Jul-01    $16,748        $19,081        $22,072         $14,797
31-Aug-01    $16,350        $18,662        $20,690         $14,967
30-Sep-01    $15,447        $17,563        $19,018         $15,141
31-Oct-01    $15,798        $18,018        $19,382         $15,457
30-Nov-01    $16,314        $18,635        $20,868         $15,244
31-Dec-01    $16,483        $18,879        $21,052         $15,147
31-Jan-02    $16,239        $18,682        $20,744         $15,269
28-Feb-02    $16,105        $18,573        $20,344         $15,417
31-Mar-02    $16,519        $19,063        $21,109         $15,161
30-Apr-02    $16,288        $18,918        $19,830         $15,456
31-May-02    $16,227        $18,836        $19,683         $15,587
30-Jun-02    $15,691        $18,176        $18,282         $15,723
31-Jul-02    $14,838        $17,140        $16,858         $15,913
31-Aug-02    $14,972        $17,266        $16,967         $16,182
30-Sep-02    $14,156        $16,362        $15,123         $16,444
31-Oct-02    $14,680        $16,877        $16,454         $16,368
30-Nov-02    $15,204        $17,476        $17,423         $16,363
31-Dec-02    $14,860        $17,100        $16,400         $16,702
31-Jan-03    $14,548        $16,813        $15,970         $16,717
28-Feb-03    $14,436        $16,663        $15,731         $16,948
31-Mar-03    $14,473        $16,677        $15,883         $16,934
30-Apr-03    $15,284        $17,577        $17,192         $17,075
31-May-03    $16,008        $18,405        $18,098         $17,392
30-Jun-03    $16,145        $18,585        $18,330         $17,358
31-Jul-03    $16,207        $18,687        $18,652         $16,774
31-Aug-03    $16,494        $19,055        $19,016         $16,885
30-Sep-03    $16,619        $19,167        $18,815         $17,332
31-Oct-03    $17,193        $19,847        $19,879         $17,171
30-Nov-03    $17,393        $20,103        $20,054         $17,212
31-Dec-03    $17,986        $20,732        $21,105         $17,388
31-Jan-04    $18,215        $21,058        $21,494         $17,527
29-Feb-04    $18,419        $21,316        $21,792         $17,716
31-Mar-04    $18,393        $21,324        $21,463         $17,849
30-Apr-04    $17,960        $20,789        $21,126         $17,385
31-May-04    $18,062        $20,861        $21,416         $17,316
30-Jun-04    $18,381        $21,206        $21,831         $17,414
31-Jul-04    $17,986        $20,731        $21,109         $17,587
31-Aug-04    $18,113        $20,834        $21,193         $17,923
30-Sep-04    $18,393        $21,199        $21,422         $17,971
31-Oct-04    $18,674        $21,502        $21,750         $18,122
30-Nov-04    $19,260        $22,196        $22,631         $17,977
31-Dec-04    $19,720        $22,748        $23,400         $18,142
31-Jan-05    $19,435        $22,442        $22,829         $18,257
28-Feb-05    $19,707        $22,768        $23,308         $18,149
31-Mar-05    $19,422        $22,423        $22,896         $18,056
30-Apr-05    $19,176        $22,090        $22,461         $18,300
31-May-05    $19,604        $22,596        $23,175         $18,498
30-Jun-05    $19,772        $22,847        $23,208         $18,600
31-Jul-05    $20,213        $23,382        $24,071         $18,430
31-Aug-05    $20,291        $23,491        $23,852         $18,666
30-Sep-05    $20,382        $23,644        $24,045         $18,474
31-Oct-05    $20,058        $23,240        $23,643         $18,328




  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

2 The Balanced Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 30% large-cap stocks, 15% small-caps stocks, 15% foreign stocks, 35% bonds and 5% cash. Source: Morningstar, Inc.


                                                Schwab MarketTrack Portfolios 11

SCHWAB MARKETTRACK BALANCED

FUND FACTS as of 10/31/05

TOP HOLDINGS 1

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)   SCHWAB TOTAL BOND MARKET FUND(TM)                                  34.6%
--------------------------------------------------------------------------------
(2)   SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND                        16.3%
--------------------------------------------------------------------------------
(3)   SCHWAB SMALL-CAP INDEX FUND(R), Select Shares(R)                   15.2%
--------------------------------------------------------------------------------
(4)   SCHWAB INTERNATIONAL INDEX FUND(R), Select Shares                  15.1%
--------------------------------------------------------------------------------
(5)   SCHWAB VALUE ADVANTAGE MONEY FUND(R), Institutional Shares          4.5%
--------------------------------------------------------------------------------
(6)   GENERAL ELECTRIC CO.                                                0.5%
--------------------------------------------------------------------------------
(7)   EXXON MOBIL CORP.                                                   0.5%
--------------------------------------------------------------------------------
(8)   MICROSOFT CORP.                                                     0.3%
--------------------------------------------------------------------------------
(9)   CITIGROUP, INC.                                                     0.3%
--------------------------------------------------------------------------------
(10)  PROCTER & GAMBLE CO.                                                0.2%
--------------------------------------------------------------------------------
      TOTAL                                                              87.5%

STATISTICS

NUMBER OF HOLDINGS                                                          516
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                     25%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2                                              $1,000
     ($500 for retirement, education and custodial accounts)
--------------------------------------------------------------------------------

ASSET CLASS WEIGHTINGS % of Investments

This chart shows the portfolio's asset class composition as of the report date.

[PIE CHART]

34.5% BONDS
30.3% LARGE-CAP STOCKS
15.2% SMALL-CAP STOCKS
15.1% INTERNATIONAL STOCKS
 4.9% SHORT-TERM INVESTMENTS

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 This list is not a recommendation of any security by the investment adviser.

2 Please see prospectus for further detail and eligibility requirements.


12 Schwab MarketTrack Portfolios

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO(TM)

PERFORMANCE as of 10/31/05

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the portfolio with a benchmark and the portfolio's Morningstar category.

[BAR CHART]

                                                                      Fund Category:
                                                      Benchmark:       MORNINGSTAR
                                                     CONSERVATIVE     CONSERVATIVE
                                   PORTFOLIO        COMPOSITE INDEX    ALLOCATION
                             Ticker Symbol: SWCGX
1 YEAR                               5.24%              5.70%             3.78%
5 YEARS                              3.80%              4.26%             3.23%
3 SINCE INCEPTION: 11/20/95          6.67% 3            7.68% 4           6.33% 3
4 SINCE: 12/1/95

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES
NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL
FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA
QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END,
PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in a benchmark and two additional indices.

$19,027 PORTFOLIO

$20,847 CONSERVATIVE COMPOSITE INDEX

$23,643 S&P 500(R) INDEX

$18,328 LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

[LINE GRAPH]

                                                       LEHMAN BROTHERS
                         CONSERVATIVE     S&P 500(R)   U.S. AGGREGATE
            PORTFOLIO   COMPOSITE INDEX     INDEX        BOND INDEX
20-Nov-95    $10,000                       $10,000         $10,000
30-Nov-95    $10,080         $10,000       $10,104         $10,076
31-Dec-95    $10,237         $10,285       $10,299         $10,217
31-Jan-96    $10,337         $10,397       $10,649         $10,285
29-Feb-96    $10,297         $10,375       $10,748         $10,106
31-Mar-96    $10,287         $10,403       $10,852         $10,035
30-Apr-96    $10,337         $10,388       $11,011          $9,979
31-May-96    $10,378         $10,812       $11,294          $9,959
30-Jun-96    $10,439         $11,231       $11,337         $10,092
31-Jul-96    $10,256         $11,302       $10,836         $10,120
31-Aug-96    $10,337         $11,206       $11,064         $10,102
30-Sep-96    $10,643         $11,364       $11,686         $10,278
31-Oct-96    $10,818         $11,515       $12,009         $10,506
30-Nov-96    $11,179         $11,745       $12,917         $10,686
31-Dec-96    $11,070         $11,865       $12,661         $10,587
31-Jan-97    $11,174         $12,033       $13,451         $10,620
28-Feb-97    $11,184         $12,040       $13,557         $10,646
31-Mar-97    $10,965         $11,823       $13,001         $10,528
30-Apr-97    $11,206         $12,009       $13,776         $10,686
31-May-97    $11,604         $12,430       $14,614         $10,787
30-Jun-97    $11,896         $12,741       $15,268         $10,916
31-Jul-97    $12,413         $13,254       $16,482         $11,210
31-Aug-97    $12,160         $13,022       $15,559         $11,115
30-Sep-97    $12,540         $13,442       $16,410         $11,280
31-Oct-97    $12,455         $13,286       $15,862         $11,443
30-Nov-97    $12,603         $13,361       $16,597         $11,496
31-Dec-97    $12,698         $13,495       $16,882         $11,612
31-Jan-98    $12,829         $13,618       $17,070         $11,761
28-Feb-98    $13,189         $13,998       $18,300         $11,751
31-Mar-98    $13,418         $14,294       $19,237         $11,791
30-Apr-98    $13,484         $14,394       $19,432         $11,852
31-May-98    $13,431         $14,335       $19,097         $11,965
30-Jun-98    $13,595         $14,465       $19,873         $12,067
31-Jul-98    $13,484         $14,344       $19,662         $12,092
31-Aug-98    $12,774         $13,519       $16,823         $12,289
30-Sep-98    $13,139         $13,864       $17,901         $12,577
31-Oct-98    $13,530         $14,165       $19,357         $12,510
30-Nov-98    $13,843         $14,542       $20,530         $12,581
31-Dec-98    $14,166         $14,893       $21,712         $12,619
31-Jan-99    $14,348         $15,055       $22,620         $12,709
28-Feb-99    $13,950         $14,656       $21,916         $12,486
31-Mar-99    $14,200         $14,903       $22,793         $12,555
30-Apr-99    $14,475         $15,249       $23,675         $12,595
31-May-99    $14,269         $15,087       $23,116         $12,484
30-Jun-99    $14,521         $15,380       $24,399         $12,444
31-Jul-99    $14,452         $15,297       $23,638         $12,392
31-Aug-99    $14,395         $15,209       $23,520         $12,386
30-Sep-99    $14,464         $15,222       $22,875         $12,530
31-Oct-99    $14,766         $15,468       $24,323         $12,576
30-Nov-99    $14,986         $15,772       $24,817         $12,575
31-Dec-99    $15,398         $16,299       $26,279         $12,514
31-Jan-00    $15,022         $16,011       $24,960         $12,473
29-Feb-00    $15,269         $16,405       $24,487         $12,624
31-Mar-00    $15,738         $16,811       $26,882         $12,791
30-Apr-00    $15,442         $16,477       $26,073         $12,754
31-May-00    $15,229         $16,279       $25,539         $12,747
30-Jun-00    $15,667         $16,734       $26,169         $13,012
31-Jul-00    $15,584         $16,683       $25,761         $13,131
31-Aug-00    $16,085         $17,212       $27,361         $13,321
30-Sep-00    $15,835         $17,025       $25,917         $13,405
31-Oct-00    $15,787         $16,920       $25,808         $13,493
30-Nov-00    $15,462         $16,570       $23,774         $13,715
31-Dec-00    $15,815         $17,054       $23,891         $13,970
31-Jan-01    $16,087         $17,382       $24,739         $14,198
28-Feb-01    $15,594         $16,960       $22,483         $14,321
31-Mar-01    $15,297         $16,578       $21,057         $14,393
30-Apr-01    $15,732         $17,038       $22,693         $14,332
31-May-01    $15,807         $17,126       $22,845         $14,418
30-Jun-01    $15,770         $17,055       $22,290         $14,473
31-Jul-01    $15,820         $17,123       $22,072         $14,797
31-Aug-01    $15,632         $16,931       $20,690         $14,967
30-Sep-01    $15,107         $16,306       $19,018         $15,141
31-Oct-01    $15,410         $16,684       $19,382         $15,457
30-Nov-01    $15,675         $17,000       $20,868         $15,244
31-Dec-01    $15,759         $17,113       $21,052         $15,147
31-Jan-02    $15,643         $17,028       $20,744         $15,269
28-Feb-02    $15,592         $17,006       $20,344         $15,417
31-Mar-02    $15,759         $17,219       $21,109         $15,161
30-Apr-02    $15,682         $17,224       $19,830         $15,456
31-May-02    $15,695         $17,219       $19,683         $15,587
30-Jun-02    $15,384         $16,831       $18,282         $15,723
31-Jul-02    $14,875         $16,222       $16,858         $15,913
31-Aug-02    $15,045         $16,389       $16,967         $16,182
30-Sep-02    $14,575         $15,886       $15,123         $16,444
31-Oct-02    $14,903         $16,189       $16,454         $16,368
30-Nov-02    $15,243         $16,590       $17,423         $16,363
31-Dec-02    $15,125         $16,459       $16,400         $16,702
31-Jan-03    $14,926         $16,285       $15,970         $16,717
28-Feb-03    $14,913         $16,261       $15,731         $16,948
31-Mar-03    $14,939         $16,269       $15,883         $16,934
30-Apr-03    $15,539         $16,911       $17,192         $17,075
31-May-03    $16,113         $17,546       $18,098         $17,392
30-Jun-03    $16,193         $17,655       $18,330         $17,358
31-Jul-03    $16,059         $17,538       $18,652         $16,774
31-Aug-03    $16,286         $17,802       $19,016         $16,885
30-Sep-03    $16,501         $18,021       $18,815         $17,332
31-Oct-03    $16,837         $18,403       $19,879         $17,171
30-Nov-03    $16,971         $18,579       $20,054         $17,212
31-Dec-03    $17,402         $19,026       $21,105         $17,388
31-Jan-04    $17,593         $19,272       $21,494         $17,527
29-Feb-04    $17,785         $19,486       $21,792         $17,716
31-Mar-04    $17,802         $19,535       $21,463         $17,849
30-Apr-04    $17,390         $19,059       $21,126         $17,385
31-May-04    $17,431         $19,071       $21,416         $17,316
30-Jun-04    $17,674         $19,309       $21,831         $17,414
31-Jul-04    $17,467         $19,077       $21,109         $17,587
31-Aug-04    $17,660         $19,245       $21,193         $17,923
30-Sep-04    $17,858         $19,489       $21,422         $17,971
31-Oct-04    $18,079         $19,723       $21,750         $18,122
30-Nov-04    $18,411         $20,109       $22,631         $17,977
31-Dec-04    $18,759         $20,501       $23,400         $18,142
31-Jan-05    $18,620         $20,346       $22,829         $18,257
28-Feb-05    $18,745         $20,517       $23,308         $18,149
31-Mar-05    $18,551         $20,268       $22,896         $18,056
30-Apr-05    $18,467         $20,139       $22,461         $18,300
31-May-05    $18,790         $20,506       $23,175         $18,498
30-Jun-05    $18,934         $20,694       $23,208         $18,600
31-Jul-05    $19,160         $20,970       $24,071         $18,430
31-Aug-05    $19,287         $21,111       $23,852         $18,666
30-Sep-05    $19,297         $21,139       $24,045         $18,474
31-Oct-05    $19,027         $20,847       $23,643         $18,328

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

2 The Conservative Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 20% large-cap stocks, 10% small-cap stocks, 10% foreign stocks, 55% bonds and 5% cash. Source: Morningstar, Inc.


                                                Schwab MarketTrack Portfolios 13

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

FUND FACTS as of 10/31/05

TOP HOLDINGS 1

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  SCHWAB TOTAL BOND MARKET FUND(TM)                                   54.7%
--------------------------------------------------------------------------------
(2)  SCHWAB S&P 500 INDEX FUND, Select Shares                            14.6%
--------------------------------------------------------------------------------
(3)  SCHWAB INTERNATIONAL INDEX FUND(R),
     Select Shares(R)                                                    10.1%
--------------------------------------------------------------------------------
(4)  SCHWAB SMALL-CAP INDEX FUND(R),  Select Shares                      10.1%
--------------------------------------------------------------------------------
(5)  SCHWAB VALUE ADVANTAGE MONEY FUND(R),
     Institutional Shares                                                 4.3%
--------------------------------------------------------------------------------
(6)  GENERAL ELECTRIC CO.                                                 0.2%
--------------------------------------------------------------------------------
(7)  EXXON MOBIL CORP.                                                    0.2%
--------------------------------------------------------------------------------
(8)  MICROSOFT CORP.                                                      0.1%
--------------------------------------------------------------------------------
(9)  CITIGROUP, INC.                                                      0.1%
--------------------------------------------------------------------------------
(10) PROCTER & GAMBLE CO.                                                 0.1%
--------------------------------------------------------------------------------
     TOTAL                                                               94.5%

STATISTICS

NUMBER OF HOLDINGS                                                         516
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                     9%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2                                              $1,000
     ($500 for retirement, education and custodial accounts)
--------------------------------------------------------------------------------

ASSET CLASS WEIGHTINGS % of Investments

This chart shows the portfolio's asset class composition as of the report date.

[PIE CHART]

54.8% BONDS
20.3% LARGE-CAP STOCKS
10.1% INTERNATIONAL STOCKS
10.1% SMALL-CAP STOCKS
 4.7% SHORT-TERM INVESTMENTS

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 This list is not a recommendation of any security by the investment adviser.

2 Please see prospectus for further detail and eligibility requirements.


14 Schwab MarketTrack Portfolios

FUND EXPENSES (unaudited)

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning May 1, 2005 and held through October 31, 2005.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                    ENDING
                                                 BEGINNING       ACCOUNT VALUE           EXPENSES
                            EXPENSE RATIO 1    ACCOUNT VALUE   (Net of Expenses)   PAID DURING PERIOD 2
                              (Annualized)       at 5/1/05        at 10/31/05        5/1/05-10/31/05
-------------------------------------------------------------------------------------------------------
SCHWAB MARKETTRACK
ALL EQUITY PORTFOLIO(TM)

  Actual Return                  0.50%            $1,000            $1,077.40              $2.62
  Hypothetical 5% Return         0.50%            $1,000            $1,022.68              $2.55

-------------------------------------------------------------------------------------------------------
SCHWAB MARKETTRACK
GROWTH PORTFOLIO(TM)

  Actual Return                  0.50%            $1,000            $1,061.20              $2.60
  Hypothetical 5% Return         0.50%            $1,000            $1,022.68              $2.55

-------------------------------------------------------------------------------------------------------
SCHWAB MARKETTRACK
BALANCED PORTFOLIO(TM)

  Actual Return                  0.50%            $1,000            $1,046.00              $2.58
  Hypothetical 5% Return         0.50%            $1,000            $1,022.68              $2.55

-------------------------------------------------------------------------------------------------------
SCHWAB MARKETTRACK
CONSERVATIVE PORTFOLIO(TM)

  Actual Return                  0.50%            $1,000            $1,030.30              $2.56
  Hypothetical 5% Return         0.50%            $1,000            $1,022.68              $2.55

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights; does not include expenses of underlying funds in which the portfolios invest.

2 Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.


                                                Schwab MarketTrack Portfolios 15

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                   11/1/04-  11/1/03-  11/1/02-  11/1/01-  11/1/00-
                                                   10/31/05  10/31/04  10/31/03  10/31/02  10/31/01
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period               10.44      9.43      7.60      9.06     12.06
                                                   ----------------------------------------------------------
Income or loss from investment operations:
  Net investment income                               0.12      0.08      0.09      0.05      0.22
  Net realized and unrealized gains or losses         1.11      1.02      1.85     (1.32)    (2.99)
                                                   ----------------------------------------------------------
  Total income or loss from investment operations     1.23      1.10      1.94     (1.27)    (2.77)
Less distributions:
  Dividends from net investment income               (0.12)    (0.09)    (0.09)    (0.05)    (0.22)
  Distributions from net realized gains                 --        --     (0.02)    (0.14)    (0.01)
                                                   ----------------------------------------------------------
  Total distributions                                (0.12)    (0.09)    (0.11)    (0.19)    (0.23)
                                                   ----------------------------------------------------------
Net asset value at end of period                     11.55     10.44      9.43      7.60      9.06
                                                   ----------------------------------------------------------
Total return (%)                                     11.81     11.75     25.77    (14.40)   (23.27)

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses 1                            0.50      0.50      0.50      0.50      0.50
  Gross operating expenses 1                          0.75      0.76      0.76      0.77      0.77
  Net investment income                               1.07      0.83      1.10      0.58      1.93
Portfolio turnover rate                                 49         7        10        15         5
Net assets, end of period ($ x 1,000,000)              463       450       427       353       405

1 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.


16 See financial notes.

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO

PORTFOLIO HOLDINGS as of October 31, 2005

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top holdings, the number in the circle is the security's rank among the top holdings.

(1) Top holding

 /  Issuer is affiliated with the fund's adviser

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                     ($x1,000)     ($x1,000)
--------------------------------------------------------------------------------
100.0% OTHER INVESTMENT
       COMPANIES                                           415,633      462,941

  0.0% SHORT-TERM
       INVESTMENT                                              160          160
--------------------------------------------------------------------------------
100.0% TOTAL INVESTMENTS                                   415,793      463,101

  0.0% OTHER ASSETS AND
       LIABILITIES, NET                                                    (221)
--------------------------------------------------------------------------------
100.0% TOTAL NET ASSETS                                                 462,880

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      OTHER INVESTMENT COMPANIES
      100.0% of net assets

/(1)  Schwab Institutional Select
      S&P 500 Fund   21,825,334                                          208,868

/(2)  Schwab International Index
      Fund, Select Shares  8,076,326                                     138,024

/(3)  Schwab Small-Cap Index Fund,
      Select Shares  5,190,003                                           116,049
                                                                     -----------
                                                                         462,941

      SECURITY                                         FACE AMOUNT
        RATE, MATURITY DATE                            ($ x 1,000)
      SHORT-TERM INVESTMENT
      0.00% of net assets

      Wachovia Bank, Grand Cayman
      Time Deposit
        3.48%, 11/01/05                                        160           160

END OF INVESTMENTS.


                                                         See financial notes. 17

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO

Statement of
ASSETS AND LIABILITIES
As of October 31, 2005. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments in affiliated underlying funds, at value                   $462,941 a
Investments, at value                                                       160 a
Receivables:
   Fund shares sold                                                         231
Prepaid expenses                                                    +        10
                                                                    ------------
TOTAL ASSETS                                                            463,342

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                     377
   Interest expense                                                           1
   Investment adviser and administrator fees                                  7
   Transfer agent and shareholder service fees                                9
Accrued expenses                                                    +        68
                                                                    ------------
TOTAL LIABILITIES                                                           462

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            463,342
TOTAL LIABILITIES                                                   -       462
                                                                    ------------
NET ASSETS                                                             $462,880

NET ASSETS BY SOURCE
Capital received from investors                                         455,632
Distributions in excess of net investment income                         (1,913)
Net realized capital losses                                             (38,147) b
Net unrealized capital gains                                             47,308  b

NET ASSET VALUE (NAV)

                         SHARES
NET ASSETS       /       OUTSTANDING       =       NAV
$462,880                 40,064                    $11.55

  Unless stated, all numbers x 1,000.

a The fund paid $415,793 for these securities.

  Not counting short-term obligations and government securities and securities related to in-kind transactions, the fund's investment transactions during the period were:

    Purchases                          $227,694
    Sales/maturities                   $261,622

  The fund's total security transactions (including the in-kind redemptions) with other Schwab Funds(R) during the period were $413,846.

  Percent of fund shares of other Schwab Funds owned at the end of the report period:

  SCHWAB EQUITY INDEX FUNDS
  Small-Cap Index Fund                    7.2%
  International Index Fund               10.1%

  SCHWAB INSTITUTIONAL SELECT FUNDS
  Institutional Select
    S&P 500 Fund                         16.8%

b These derive from investments and futures

  FEDERAL TAX DATA
  --------------------------------------------
  PORTFOLIO COST                     $428,337

  NET UNREALIZED GAINS AND LOSSES:
  Gains                              $ 46,180
  Losses                           +  (11,416)
                                   -----------
                                     $ 34,764

  RECLASSIFICATIONS:
  Net investment income
    not yet distributed                    $3

  Reclassified as:
  Capital received from
    investors                             $(3)

  AS OF DECEMBER 31, 2004:

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                         $--
  Long-term capital gains                 $--

  UNUSED CAPITAL LOSSES:
  Expires 12/31 of:              Loss amount:
    2010                              $11,058
    2011                               13,010
    2012                           +    6,944
                                   -----------
                                      $31,012


  18 See financial notes.

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO

Statement of
OPERATIONS
For November 1, 2004 through October 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends received from affiliated underlying funds                      $7,347
Interest                                                             +       50
                                                                     -----------
TOTAL INVESTMENT INCOME                                                   7,397

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on sales of affiliated underlying funds                    5 a
Net realized losses on futures contracts                             +     (109)
                                                                     -----------
NET REALIZED LOSSES                                                        (104)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on affiliated underlying funds                      47,634
Net unrealized losses on futures contracts                           +       (6)
                                                                     -----------
NET UNREALIZED GAINS                                                     47,628

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 2,072 b
Transfer agent and shareholder service fees                               1,177 c
Trustees' fees                                                                8 d
Custodian fees                                                               29
Portfolio accounting fees                                                    61
Professional fees                                                            31
Registration fees                                                            26
Shareholder reports                                                          94
Interest expense                                                              1
Other expenses                                                       +       40
                                                                     -----------
Total expenses                                                            3,539
Expense reduction                                                    -    1,183 e
                                                                     -----------
NET EXPENSES                                                              2,356

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   7,397
NET EXPENSES                                                         -    2,356
                                                                     -----------
NET INVESTMENT INCOME                                                     5,041
NET REALIZED LOSSES                                                        (104) f
NET UNREALIZED GAINS                                                 +   47,628 f
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $52,565

  Unless stated, all numbers x 1,000.

a Includes losses of $2,512 associated with redemption-in-kind from the Schwab
  S&P 500 Index Fund.

b Calculated as a percentage of average daily net assets: 0.44% of the first
  $500 million and 0.39% of assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

d For the fund's independent trustees only.

e This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the net operating expenses of this fund through February 27, 2006, to 0.50% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $47,524.


                                                         See financial notes. 19

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000

OPERATIONS
--------------------------------------------------------------------------------
                                          11/1/04-10/31/05     11/1/03-10/31/04
Net investment income                               $5,041               $3,780
Net realized losses                                   (104)              (5,316)
Net unrealized gains                      +         47,628               50,766
                                          --------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              52,565               49,230

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                $5,060               $4,156 a,b

TRANSACTIONS IN FUND SHARES
---------------------------------------------------------------------------------
                                     11/1/04-10/31/05         11/1/03-10/31/04
                                   SHARES        VALUE     SHARES          VALUE
Shares sold                         5,741      $64,017      6,823        $68,910
Shares reinvested                     437        4,835        409          4,002
Shares redeemed                +   (9,253)    (103,675)    (9,423)       (95,049) c
                               --------------------------------------------------
NET TRANSACTIONS IN
FUND SHARES                        (3,075)    ($34,823)    (2,191)      ($22,137)

SHARES OUTSTANDING AND NET ASSETS
---------------------------------------------------------------------------------
                                      11/1/04-10/31/05         11/1/03-10/31/04
                                   SHARES    NET ASSETS    SHARES     NET ASSETS
Beginning of period                43,139      $450,198    45,330       $427,261
Total increase or
decrease                       +   (3,075)       12,682    (2,191)        22,937 d
                               -------------------------------------------------
END OF PERIOD                      40,064      $462,880    43,139       $450,198 e

  Unless stated, all numbers x 1,000.

a UNAUDITED

  For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

  The fund designates $5,060 of the dividend distribution for the fiscal year ended 10/31/05 as qualified dividends for the purpose of the maximum rate under Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2006 via IRS Form 1099 of the amounts for use in preparing their 2005 income tax return.

b The tax-basis components of distributions paid are:

  CURRENT PERIOD

  Ordinary income                      $5,060
  Long-term capital gains                 $--

  PRIOR PERIOD
  Ordinary income                      $4,156
  Long-term capital gains                 $--

c For shares purchased after
  4/29/05 and held less than 30
  days, the fund charges 2.00%
  redemption fee.

  CURRENT PERIOD                           $8

  Dollar amounts are net of the redemption fee proceeds.

d Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

e Includes distributions in excess of net investment income in the amount of $1,913 and $1,897 at the end of the current period and the prior period, respectively.


20 See financial notes.

Schwab MarketTrack Growth Portfolio (TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                   11/1/04-  11/1/03-  11/1/02-  11/1/01-  11/1/00-
                                                   10/31/05  10/31/04  10/31/03  10/31/02  10/31/01
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period               15.57     14.36     12.05     13.88     17.22
                                                   ----------------------------------------------------------
Income or loss from investment operations:
  Net investment income                               0.27      0.21      0.18      0.19      0.41
  Net realized and unrealized gains or losses         1.20      1.21      2.33     (1.62)    (3.22)
                                                   ----------------------------------------------------------
  Total income or loss from investment operations     1.47      1.42      2.51     (1.43)    (2.81)
Less distributions:
  Dividends from net investment income               (0.23)    (0.21)    (0.20)    (0.24)    (0.44)
  Distributions from net realized gains                 --        --        --     (0.16)    (0.09)
                                                   ----------------------------------------------------------
  Total distributions                                (0.23)    (0.21)    (0.20)    (0.40)    (0.53)
                                                   ----------------------------------------------------------
Net asset value at end of period                     16.81     15.57     14.36     12.05     13.88
                                                   ----------------------------------------------------------
Total return (%)                                      9.48      9.94     21.18    (10.78)   (16.71)
RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses 1                            0.50      0.50      0.50      0.50      0.50
  Gross operating expenses 1                          0.72      0.73      0.74      0.75      0.74
  Net investment income                               1.58      1.35      1.48      1.35      2.58
Portfolio turnover rate                                 33         9         9        21        10
Net assets, end of period ($ x 1,000,000)              657       614       578       510       511

1 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.


                                                         See financial notes. 21

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS as of October 31, 2005

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 /  Issuer is affiliated with the fund's adviser

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                     ($x1,000)     ($x1,000)
--------------------------------------------------------------------------------
 83.6%  OTHER INVESTMENT
        COMPANIES                                          472,573       549,011

 16.4%  COMMON STOCK                                        70,027       107,856

  0.0%  SHORT-TERM
        INVESTMENT                                             172           172
--------------------------------------------------------------------------------

100.0%  TOTAL INVESTMENTS                                  542,772       657,039

  0.0%  OTHER ASSETS AND
        LIABILITIES, NET                                                      82
--------------------------------------------------------------------------------
100.0%   TOTAL NET ASSETS                                                657,121

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 16.4% of net assets

      AUTOMOBILES & COMPONENTS 0.1%
      --------------------------------------------------------------------------
      Cooper Tire & Rubber Co. 700                                             9
      Dana Corp. 1,578                                                        12
      Ford Motor Co. 18,103                                                  151
      General Motors Corp. 5,425                                             149
    o Goodyear Tire & Rubber Co. 1,600                                        25
      Harley-Davidson, Inc. 3,000                                            149
      Johnson Controls, Inc. 1,800                                           122
      Visteon Corp. 1,558                                                     13
                                                                     -----------
                                                                             630
      BANKS 1.2%
      --------------------------------------------------------------------------
      AmSouth Bancorp. 3,300                                                  83
      Bank of America Corp. 39,824                                         1,742
      BB&T Corp. 5,300                                                       224
      Comerica, Inc. 1,700                                                    98
      Compass Bancshares, Inc. 1,200                                          58
      Countrywide Financial Corp. 5,298                                      168
      Fannie Mae 9,400                                                       447
      Fifth Third Bancorp 5,369                                              216
      First Horizon National Corp. 1,200                                      46
      Freddie Mac 6,600                                                      405
      Golden West Financial Corp. 2,800                                      164
      Huntington Bancshares, Inc. 2,262                                       53
      KeyCorp, Inc. 4,400                                                    142
      M&T Bank Corp. 998                                                     107
      Marshall & Ilsley Corp. 2,056                                           88
      MGIC Investment Corp. 900                                               53
      National City Corp. 6,100                                              197
      North Fork Bancorp., Inc. 4,500                                        114
      PNC Financial Services Group, Inc. 2,800                               170
      Regions Financial Corp. 4,542                                          148
      Sovereign Bancorp, Inc. 3,700                                           80
      SunTrust Banks, Inc. 3,500                                             254
      Synovus Financial Corp. 2,750                                           76
      U.S. Bancorp 17,972                                                    532
      Wachovia Corp. 15,610                                                  789
      Washington Mutual, Inc. 9,843                                          390
      Wells Fargo & Co. 16,615                                             1,000
      Zions Bancorp. 900                                                      66
                                                                     -----------
                                                                           7,910
      CAPITAL GOODS 1.4%
      --------------------------------------------------------------------------
      3M Co. 7,600                                                           578
      American Power Conversion Corp. 1,725                                   37
      American Standard Cos., Inc. 2,100                                      80
      The Boeing Co. 8,078                                                   522
      Caterpillar, Inc. 6,600                                                347


22 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Cooper Industries Ltd., Class A 900                                     64
      Crane Co. 300                                                            9
      Cummins, Inc. 400                                                       34
      Danaher Corp. 2,800                                                    146
      Deere & Co. 2,300                                                      140
      Dover Corp. 2,000                                                       78
      Eaton Corp. 1,400                                                       82
      Emerson Electric Co. 4,000                                             278
      Fluor Corp. 800                                                         51
      General Dynamics Corp. 2,000                                           233
  (6) General Electric Co. 105,200                                         3,567
      Goodrich Corp. 1,100                                                    40
      Honeywell International, Inc. 8,437                                    289
      Illinois Tool Works, Inc. 2,100                                        178
      Ingersoll-Rand Co., Class A 3,300                                      125
      ITT Industries, Inc. 900                                                91
      L-3 Communications Holdings, Inc. 1,100                                 86
      Lockheed Martin Corp. 3,900                                            236
      Masco Corp. 4,500                                                      128
    o Navistar International Corp. 700                                        19
      Northrop Grumman Corp. 3,592                                           193
      Paccar, Inc. 1,575                                                     110
      Pall Corp. 1,000                                                        26
      Parker Hannifin Corp. 1,150                                             72
    o Power-One, Inc. 400                                                      2
      Raytheon Co. 4,500                                                     166
      Rockwell Automation, Inc. 1,900                                        101
      Rockwell Collins, Inc. 1,900                                            87
      Textron, Inc. 1,500                                                    108
    o Thomas & Betts Corp. 281                                                11
      Tyco International Ltd. 19,803                                         523
      United Technologies Corp. 10,000                                       513
      W.W. Grainger, Inc. 900                                                 60
                                                                     -----------
                                                                           9,410
      COMMERCIAL SERVICES & SUPPLIES 0.2%
      --------------------------------------------------------------------------
    o ACCO Brands Corp. 329                                                    8
    o Allied Waste Industries, Inc. 3,100                                     25
    o Apollo Group, Inc., Class A 1,700                                      107
      Avery Dennison Corp. 1,200                                              68
      Cendant Corp. 10,332                                                   180
      Cintas Corp. 1,638                                                      67
      Deluxe Corp. 700                                                        23
      Equifax, Inc. 1,200                                                     41
      H&R Block, Inc. 3,400                                                   85
    o Monster Worldwide, Inc. 954                                             31
    o PHH Corp. 476                                                           13
      Pitney Bowes, Inc. 2,300                                                97
      R.R. Donnelley & Sons Co. 2,100                                         74
      Robert Half International, Inc. 1,700                                   63
      Waste Management, Inc. 5,517                                           163
                                                                     -----------
                                                                           1,045
      CONSUMER DURABLES & APPAREL 0.2%
      --------------------------------------------------------------------------
      Black & Decker Corp. 900                                                74
      Brunswick Corp. 900                                                     34
      Centex Corp. 1,200                                                      77
    o Coach, Inc. 3,600                                                      116
      D.R. Horton, Inc. 2,660                                                 82
      Eastman Kodak Co. 3,100                                                 68
      Fortune Brands, Inc. 1,400                                             106
      Hasbro, Inc. 1,650                                                      31
      Jones Apparel Group, Inc. 1,200                                         33
      KB Home 800                                                             52
      Leggett & Platt, Inc. 2,000                                             40
      Lennar Corp., Class A 1,300                                             72
      Liz Claiborne, Inc. 1,200                                               42
      Mattel, Inc. 4,150                                                      61
      Maytag Corp. 900                                                        15
      Newell Rubbermaid, Inc. 2,745                                           63
      Nike, Inc., Class B 2,300                                              193
      Pulte Homes, Inc. 2,400                                                 91
      Reebok International Ltd. 500                                           29
      Snap-On, Inc. 600                                                       22
      The Stanley Works 600                                                   29
      VF Corp. 1,200                                                          63
      Whirlpool Corp. 800                                                     63
                                                                     -----------
                                                                           1,456
      DIVERSIFIED FINANCIALS 1.4%
      --------------------------------------------------------------------------
      American Express Co. 12,300                                            612
    o Ameriprise Financial, Inc. 2,300                                        86
      The Bank of New York Co., Inc. 7,300                                   228
      The Bear Stearns Cos., Inc. 1,082                                      114
      Capital One Financial Corp. 2,900                                      221
    / The Charles Schwab Corp. 11,242                                        171


                                                         See financial notes. 23

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      CIT Group, Inc. 2,000                                                   91
  (9) Citigroup, Inc. 51,292                                               2,348
    o E*TRADE Financial Corp. 3,500                                           65
      Federated Investors, Inc., Class B 1,100                                39
      Franklin Resources, Inc. 1,500                                         133
      Goldman Sachs Group, Inc. 4,379                                        553
      Janus Capital Group, Inc. 2,200                                         39
      JPMorgan Chase & Co. 34,915                                          1,279
      Lehman Brothers Holdings, Inc. 2,600                                   311
      MBNA Corp. 12,550                                                      321
      Mellon Financial Corp. 4,100                                           130
      Merrill Lynch & Co., Inc. 9,400                                        609
      Moody's Corp. 3,000                                                    160
      Morgan Stanley 10,900                                                  593
      Northern Trust Corp. 2,200                                             118
      Principal Financial Group, Inc. 3,065                                  152
      SLM Corp. 4,110                                                        228
      State Street Corp. 3,300                                               182
      T. Rowe Price Group, Inc. 1,200                                         79
                                                                     -----------
                                                                           8,862
      ENERGY 1.5%
      --------------------------------------------------------------------------
      Amerada Hess Corp. 840                                                 105
      Anadarko Petroleum Corp. 2,418                                         219
      Apache Corp. 3,308                                                     211
      Baker Hughes, Inc. 3,360                                               185
      BJ Services Co. 3,000                                                  104
      Burlington Resources, Inc. 3,810                                       275
      ChevronTexaco Corp. 22,235                                           1,269
      ConocoPhillips 13,692                                                  895
      Devon Energy Corp. 4,600                                               278
      El Paso Corp. 6,306                                                     75
      EOG Resources, Inc. 2,256                                              153
  (7) Exxon Mobil Corp. 62,398                                             3,503
      Halliburton Co. 4,958                                                  293
      Kerr-McGee Corp. 1,041                                                  89
      Kinder Morgan, Inc. 1,107                                              101
      Marathon Oil Corp. 3,589                                               216
      Murphy Oil Corp. 1,600                                                  75
    o Nabors Industries Ltd. 1,400                                            96
    o National-Oilwell Varco, Inc. 1,600                                     100
      Noble Corp. 1,300                                                       84
      Occidental Petroleum Corp. 3,900                                       308
      Rowan Cos., Inc. 1,100                                                  36
      Schlumberger Ltd. 5,700                                                517
      Sunoco, Inc. 1,400                                                     104
    o Transocean, Inc. 2,945                                                 169
      Valero Energy Corp. 3,000                                              316
    o Weatherford International Ltd. 1,360                                    85
      Williams Cos., Inc. 5,000                                              111
      XTO Energy, Inc. 3,333                                                 145
                                                                     -----------
                                                                          10,117
      FOOD & STAPLES RETAILING 0.4%
      --------------------------------------------------------------------------
      Albertson's, Inc. 3,538                                                 89
      Costco Wholesale Corp. 4,400                                           213
      CVS Corp. 7,800                                                        190
    o Kroger Co. 7,200                                                       143
      Safeway, Inc. 4,200                                                     98
      Supervalu, Inc. 1,400                                                   44
      Sysco Corp. 6,200                                                      198
      Wal-Mart Stores, Inc. 24,800                                         1,173
      Walgreen Co. 9,900                                                     450
    o Winn-Dixie Stores, Inc. 1,500                                            1
                                                                     -----------
                                                                           2,599
      FOOD BEVERAGE & TOBACCO 0.8%
      --------------------------------------------------------------------------
      Altria Group, Inc. 20,300                                            1,524
      Anheuser-Busch Cos., Inc. 7,800                                        322
      Archer-Daniels-Midland Co. 6,532                                       159
      Brown-Forman Corp., Class B 904                                         57
      Campbell Soup Co. 1,800                                                 52
      The Coca-Cola Co. 20,600                                               881
      Coca-Cola Enterprises, Inc. 4,000                                       76
      ConAgra Foods, Inc. 4,900                                              114
    o Constellation Brands, Inc., Class A 1,920                               45
      General Mills, Inc. 3,576                                              173
      H.J. Heinz Co. 3,400                                                   121
      Hershey Foods Corp. 2,400                                              136
      Kellogg Co. 2,500                                                      110
      McCormick & Co., Inc. 1,400                                             42
      Molson Coors Brewing Co., Class B 800                                   49
      The Pepsi Bottling Group, Inc. 1,932                                    55
      PepsiCo, Inc. 16,460                                                   973
      Reynolds American, Inc. 1,142                                           97
      Sara Lee Corp. 7,600                                                   136


24 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Tyson Foods, Inc., Class A 2,500                                        45
      UST, Inc. 1,600                                                         66
      Wm. Wrigley Jr. Co. 1,900                                              132
                                                                     -----------
                                                                           5,365
      HEALTH CARE EQUIPMENT & SERVICES 0.8%
      --------------------------------------------------------------------------
      Aetna, Inc. 2,848                                                      252
      AmerisourceBergen Corp. 1,000                                           76
      Bausch & Lomb, Inc. 600                                                 45
      Baxter International, Inc. 6,100                                       233
      Becton Dickinson & Co. 2,600                                           132
      Biomet, Inc. 2,475                                                      86
    o Boston Scientific Corp. 5,848                                          147
      C.R. Bard, Inc. 1,000                                                   62
      Cardinal Health, Inc. 4,100                                            256
    o Caremark Rx, Inc. 4,470                                                234
      CIGNA Corp. 1,400                                                      162
    o Coventry Health Care, Inc. 1,650                                        89
    o Express Scripts, Inc. 1,600                                            121
    o Fisher Scientific International, Inc. 1,115                             63
      Guidant Corp. 3,000                                                    189
      HCA, Inc. 4,000                                                        193
      Health Management Associates, Inc.,
      Class A 2,400                                                           51
    o Hospira, Inc. 1,530                                                     61
    o Humana, Inc. 1,400                                                      62
      IMS Health, Inc. 2,300                                                  53
    o Laboratory Corp. of America
      Holdings 1,300                                                          63
      Manor Care, Inc. 1,100                                                  41
      McKesson Corp. 2,654                                                   121
    o Medco Health Solutions, Inc. 2,641                                     149
      Medtronic, Inc. 11,800                                                 669
    o Millipore Corp. 400                                                     25
    o Patterson Cos., Inc. 1,300                                              54
      PerkinElmer, Inc. 1,000                                                 22
      Quest Diagnostics 1,802                                                 84
    o St. Jude Medical, Inc. 3,500                                           168
      Stryker Corp. 2,884                                                    119
    o Tenet Healthcare Corp. 4,650                                            39
    o Thermo Electron Corp. 1,300                                             39
      UnitedHealth Group, Inc. 12,600                                        729
    o Waters Corp. 1,300                                                      47
    o WellPoint, Inc. 5,902                                                  441
    o Zimmer Holdings, Inc. 2,300                                            147
                                                                     -----------
                                                                           5,524
      HOTELS RESTAURANTS & LEISURE 0.2%
      --------------------------------------------------------------------------
      Carnival Corp. 4,300                                                   213
      Darden Restaurants, Inc. 1,800                                          58
      Harrah's Entertainment, Inc. 1,780                                     108
      Hilton Hotels Corp. 3,600                                               70
      International Game Technology 3,400                                     90
      Marriott International, Inc., Class A 1,950                            116
      McDonald's Corp. 12,400                                                392
    o Starbucks Corp. 7,920                                                  224
      Starwood Hotels & Resorts
      Worldwide, Inc. 1,900                                                  111
      Wendy's International, Inc. 1,000                                       47
      Yum! Brands, Inc. 3,120                                                159
                                                                     -----------
                                                                           1,588
      HOUSEHOLD & PERSONAL PRODUCTS 0.4%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B 900                                         39
      Avon Products, Inc. 4,800                                              129
      Clorox Co. 1,500                                                        81
      Colgate-Palmolive Co. 5,300                                            281
      Kimberly-Clark Corp. 4,960                                             282
 (10) Procter & Gamble Co. 33,717                                          1,888
                                                                     -----------
                                                                           2,700
      INSURANCE 0.8%
      --------------------------------------------------------------------------
      ACE Ltd. 2,500                                                         130
      AFLAC, Inc. 5,200                                                      248
      The Allstate Corp. 6,700                                               354
      AMBAC Financial Group, Inc. 1,015                                       72
      American International Group, Inc. 25,551                            1,656
      AON Corp. 2,625                                                         89
      Chubb Corp. 1,900                                                      177
      Cincinnati Financial Corp. 1,984                                        84
      Hartford Financial Services
      Group, Inc. 2,900                                                      231
      Jefferson-Pilot Corp. 1,412                                             77
      Lincoln National Corp. 1,900                                            96
      Loews Corp. 1,600                                                      149
      Marsh & McLennan Cos., Inc. 5,200                                      152
      MBIA, Inc. 1,350                                                        79


                                                         See financial notes. 25

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Metlife, Inc. 7,310                                                    361
      The Progressive Corp. 2,100                                            243
      Prudential Financial, Inc. 5,200                                       379
      Safeco Corp. 1,100                                                      61
      The St. Paul Travelers Cos., Inc. 6,453                                291
      Torchmark Corp. 1,100                                                   58
      UnumProvident Corp. 2,349                                               48
      XL Capital Ltd., Class A 1,300                                          83
                                                                     -----------
                                                                           5,118
      MATERIALS 0.5%
      --------------------------------------------------------------------------
      Air Products & Chemicals, Inc. 2,300                                   132
      Alcoa, Inc. 8,472                                                      206
      Allegheny Technologies, Inc. 735                                        21
      Ashland, Inc. 800                                                       43
      Ball Corp. 800                                                          32
      Bemis Co. 1,000                                                         26
      Chemtura Corp. 1,333                                                    14
      The Dow Chemical Co. 9,394                                             431
      E.I. du Pont de Nemours & Co. 9,592                                    400
      Eastman Chemical Co. 800                                                42
      Ecolab, Inc. 2,200                                                      73
      Engelhard Corp. 1,300                                                   35
      Freeport-McMoran Copper & Gold, Inc.,
      Class B 1,700                                                           84
      Georgia-Pacific Corp. 2,228                                             72
    o Hercules, Inc. 900                                                      10
      International Flavors & Fragrances,
      Inc. 1,100                                                              36
      International Paper Co. 4,846                                          141
      Louisiana-Pacific Corp. 600                                             15
      MeadWestvaco Corp. 1,970                                                52
      Monsanto Co. 2,493                                                     157
      Neenah Paper, Inc. 150                                                   4
      Newmont Mining Corp. 4,201                                             179
      Nucor Corp. 1,800                                                      108
    o Pactiv Corp. 1,500                                                      30
      Phelps Dodge Corp. 910                                                 110
      PPG Industries, Inc. 1,700                                             102
      Praxair, Inc. 3,200                                                    158
      Rohm & Haas Co. 2,205                                                   96
    o Sealed Air Corp. 882                                                    44
      Sigma-Aldrich Corp. 600                                                 38
      Temple-Inland, Inc. 1,200                                               44
      United States Steel Corp. 900                                           33
      Vulcan Materials Co. 800                                                52
      Weyerhaeuser Co. 2,300                                                 146
      Worthington Industries, Inc. 900                                        18
                                                                     -----------
                                                                           3,184
      MEDIA 0.6%
      --------------------------------------------------------------------------
      Clear Channel Communications, Inc. 5,217                               159
    o Comcast Corp., Class A 21,843                                          608
      Dow Jones & Co., Inc. 800                                               27
      Gannett Co., Inc. 2,500                                                157
    o Interpublic Group of Cos., Inc. 3,700                                   38
      Knight-Ridder, Inc. 900                                                 48
      The McGraw-Hill Cos., Inc. 3,800                                       186
      Meredith Corp. 500                                                      25
      New York Times Co., Class A 1,400                                       38
    o News Corp, Inc., Class A 24,300                                        346
      Omnicom Group, Inc. 1,800                                              149
      Time Warner, Inc. 45,150                                               805
      Tribune Co. 3,100                                                       98
    o Univision Communications, Inc.,
      Class A 3,104                                                           81
      Viacom, Inc., Class B 15,811                                           490
      The Walt Disney Co. 20,119                                             490
                                                                     -----------
                                                                           3,745
      PHARMACEUTICALS & BIOTECHNOLOGY 1.3%
      --------------------------------------------------------------------------
      Abbott Laboratories 15,300                                             659
      Allergan, Inc. 1,300                                                   116
    o Amgen, Inc. 12,138                                                     920
      Applied Biosystems Group --
      Applera Corp. 2,000                                                     48
    o Biogen Idec, Inc. 3,125                                                127
      Bristol-Myers Squibb Co. 19,000                                        402
    o Chiron Corp. 1,800                                                      79
      Eli Lilly & Co. 10,900                                                 543
    o Forest Laboratories, Inc. 3,400                                        129
    o Genzyme Corp. 2,400                                                    173
    o Gilead Sciences, Inc. 4,300                                            203
      Johnson & Johnson 29,254                                             1,832
    o King Pharmaceuticals, Inc. 2,133                                        33
    o Medimmune, Inc. 2,400                                                   84


26 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Merck & Co., Inc. 21,600                                               610
      Mylan Laboratories, Inc. 2,600                                          50
      Pfizer, Inc. 73,476                                                  1,597
      Schering-Plough Corp. 14,100                                           287
    o Watson Pharmaceuticals, Inc. 1,000                                      35
      Wyeth 13,100                                                           584
                                                                     -----------
                                                                           8,511
      REAL ESTATE 0.1%
      --------------------------------------------------------------------------
      Apartment Investment & Management Co.,
      Class A 900                                                             35
      Archstone-Smith Trust 1,900                                             77
      Equity Office Properties Trust 3,900                                   120
      Equity Residential 2,600                                               102
      Plum Creek Timber Co., Inc. 1,700                                       66
      ProLogis 1,700                                                          73
      Public Storage, Inc. 800                                                53
      Simon Property Group, Inc. 2,200                                       158
      Vornado Realty Trust 1,200                                              97
                                                                     -----------
                                                                             781
      RETAILING 0.7%
      --------------------------------------------------------------------------
    o Autonation, Inc. 2,190                                                  44
    o AutoZone, Inc. 800                                                      65
    o Bed, Bath & Beyond, Inc. 2,800                                         113
      Best Buy Co., Inc. 4,505                                               199
    o Big Lots, Inc. 1,100                                                    13
      Circuit City Stores, Inc. 2,000                                         36
      Dillards, Inc., Class A 500                                             10
      Dollar General Corp. 3,303                                              64
    o eBay, Inc. 11,036                                                      437
      Family Dollar Stores, Inc. 1,700                                        38
      Federated Department Stores, Inc. 2,572                                158
      The Gap, Inc. 7,200                                                    124
      Genuine Parts Co. 1,800                                                 80
      Home Depot, Inc. 21,040                                                863
      J.C. Penney Co., Inc. Holding Co. 2,800                                143
    o Kohl's Corp. 3,200                                                     154
      Limited Brands, Inc. 3,738                                              75
      Lowe's Cos., Inc. 7,600                                                462
      Nordstrom, Inc. 2,600                                                   90
    o Office Depot, Inc. 3,300                                                91
      OfficeMax, Inc. 700                                                     20
    o RadioShack Corp. 1,900                                                  42
    o Sears Holdings Corp. 1,000                                             120
      The Sherwin-Williams Co. 1,200                                          51
      Staples, Inc. 7,125                                                    162
      Target Corp. 8,800                                                     490
      Tiffany & Co. 1,400                                                     55
      TJX Cos., Inc. 5,200                                                   112
                                                                     -----------
                                                                           4,311
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.5%
      --------------------------------------------------------------------------
    o Advanced Micro Devices, Inc. 3,840                                      89
    o Altera Corp. 3,680                                                      61
      Analog Devices, Inc. 3,400                                             118
      Applied Materials, Inc. 16,200                                         265
    o Applied Micro Circuits Corp. 2,862                                       7
    o Broadcom Corp., Class A 2,900                                          123
    o Freescale Semiconductor, Inc.,
      Class B 3,898                                                           93
      Intel Corp. 60,530                                                   1,423
      KLA-Tencor Corp. 1,800                                                  83
      Linear Technology Corp. 3,000                                          100
    o LSI Logic Corp. 3,000                                                   24
      Maxim Integrated Products, Inc. 3,100                                  108
    o Micron Technology, Inc. 5,400                                           70
      National Semiconductor Corp. 3,400                                      77
    o Novellus Systems, Inc. 1,325                                            29
    o Nvidia Corp. 1,400                                                      47
    o PMC -- Sierra, Inc. 1,600                                               11
    o Teradyne, Inc. 1,700                                                    23
      Texas Instruments, Inc. 16,800                                         480
      Xilinx, Inc. 3,200                                                      77
                                                                     -----------
                                                                           3,308
      SOFTWARE & SERVICES 0.9%
      --------------------------------------------------------------------------
      Adobe Systems, Inc. 4,800                                              155
    o Affiliated Computer Services, Inc.,
      Class A 1,271                                                           69
      Autodesk, Inc. 2,400                                                   108
      Automatic Data Processing, Inc. 5,700                                  266
    o BMC Software, Inc. 2,400                                                47
    o Citrix Systems, Inc. 1,800                                              50
      Computer Associates International,
      Inc. 5,625                                                             157


                                                         See financial notes. 27

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Computer Sciences Corp. 1,680                                           86
    o Compuware Corp. 3,600                                                   29
    o Convergys Corp. 1,354                                                   22
    o Electronic Arts, Inc. 2,866                                            163
      Electronic Data Systems Corp. 4,600                                    107
      First Data Corp. 7,888                                                 319
    o Fiserv, Inc. 1,800                                                      79
    o Intuit, Inc. 1,972                                                      91
    o Mercury Interactive Corp. 800                                           28
  (8) Microsoft Corp. 91,420                                               2,349
    o Novell, Inc. 3,200                                                      24
    o Oracle Corp. 37,448                                                    475
    o Parametric Technology Corp. 2,700                                       18
      Paychex, Inc. 3,600                                                    139
      Sabre Holdings Corp., Class A 1,283                                     25
      Siebel Systems, Inc. 4,300                                              44
    o Symantec Corp. 11,721                                                  280
    o Unisys Corp. 3,100                                                      16
    o Yahoo! Inc. 12,600                                                     466
                                                                     -----------
                                                                           5,612
      TECHNOLOGY HARDWARE & EQUIPMENT 1.1%
      --------------------------------------------------------------------------
    o ADC Telecommunications, Inc. 857                                        15
    o Agilent Technologies, Inc. 4,437                                       142
    o Andrew Corp. 1,550                                                      16
    o Apple Computer, Inc. 8,000                                             461
    o Avaya, Inc. 4,132                                                       48
    o CIENA Corp. 3,200                                                        8
    o Cisco Systems, Inc. 63,500                                           1,108
    o Comverse Technology, Inc. 1,900                                         48
    o Corning, Inc. 13,900                                                   279
    o Dell, Inc. 23,740                                                      757
    o EMC Corp. 23,186                                                       324
    o Gateway, Inc. 3,100                                                      9
      Hewlett-Packard Co. 28,403                                             796
      International Business Machines
      Corp. 15,820                                                         1,295
    o Jabil Circuit, Inc. 1,998                                               60
    o JDS Uniphase Corp. 12,589                                               26
    o Lexmark International, Inc., Class A 1,300                              54
    o Lucent Technologies, Inc. 40,092                                       114
      Molex, Inc. 1,875                                                       47
      Motorola, Inc. 24,131                                                  535
    o NCR Corp. 2,000                                                         60
    o Network Appliance, Inc. 3,400                                           93
    o QLogic Corp. 869                                                        26
      Qualcomm, Inc. 16,200                                                  644
    o Sanmina -- SCI Corp. 5,000                                              18
      Scientific-Atlanta, Inc. 1,600                                          57
    o Solectron Corp. 7,900                                                   28
    o Sun Microsystems, Inc. 30,800                                          123
      Symbol Technologies, Inc. 2,031                                         17
      Tektronix, Inc. 900                                                     21
    o Tellabs, Inc. 4,000                                                     38
    o Xerox Corp. 9,400                                                      128
                                                                     -----------
                                                                           7,395
      TELECOMMUNICATION SERVICES 0.5%
      --------------------------------------------------------------------------
      Alltel Corp. 3,730                                                     231
      AT&T Corp. 7,358                                                       146
      BellSouth Corp. 17,800                                                 463
      CenturyTel, Inc. 1,350                                                  44
      Citizens Communications Co. 2,576                                       31
    o Qwest Communications International,
      Inc. 15,773                                                             69
      SBC Communications, Inc. 32,336                                        771
      Sprint Corp. (FON Group) 28,569                                        666
      Verizon Communications, Inc. 27,258                                    859
                                                                     -----------
                                                                           3,280
      TRANSPORTATION 0.3%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe Corp. 3,800                               236
      CSX Corp. 2,200                                                        101
    o Delta Air Lines, Inc. 1,300                                              1
      FedEx Corp. 2,920                                                      268
      Norfolk Southern Corp. 3,600                                           144
      Ryder Systems, Inc. 400                                                 16
      Southwest Airlines Co. 7,480                                           120
      Union Pacific Corp. 2,500                                              173
      United Parcel Service, Inc.,
      Class B 10,818                                                         789
                                                                     -----------
                                                                           1,848
      UTILITIES 0.5%
      --------------------------------------------------------------------------
    o The AES Corp. 6,000                                                     95
    o Allegheny Energy, Inc. 1,070                                            30
      Ameren Corp. 1,800                                                      95


28 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      American Electric Power Co., Inc. 3,860                                147
    o Calpine Corp. 2,700                                                      6
      Centerpoint Energy, Inc. 2,949                                          39
      Cinergy Corp. 1,600                                                     64
    o CMS Energy Corp. 1,000                                                  15
      Consolidated Edison, Inc. 2,100                                         96
      Constellation Energy Group, Inc. 1,700                                  93
      Dominion Resources, Inc. 3,378                                         257
      DTE Energy Co. 1,700                                                    73
      Duke Energy Corp. 8,852                                                234
    o Dynegy, Inc., Class A 3,100                                             14
      Edison International 3,200                                             140
      Entergy Corp. 2,100                                                    148
      Exelon Corp. 6,524                                                     339
      FirstEnergy Corp. 3,195                                                152
      FPL Group, Inc. 3,800                                                  164
      KeySpan Corp. 1,300                                                     45
      Nicor, Inc. 500                                                         20
      NiSource, Inc. 2,646                                                    63
      Peoples Energy Corp. 200                                                 7
      PG&E Corp. 4,000                                                       146
      Pinnacle West Capital Corp. 800                                         33
      PPL Corp. 3,600                                                        113
      Progress Energy, Inc. 2,475                                            108
      Public Service Enterprise Group,
      Inc. 2,300                                                             145
      Sempra Energy 2,103                                                     93
      The Southern Co. 7,200                                                 252
      TECO Energy, Inc. 1,300                                                 22
      TXU Corp. 2,367                                                        238
      Xcel Energy, Inc. 3,850                                                 71
                                                                     -----------
                                                                           3,557
      OTHER INVESTMENT COMPANIES
      83.6% of net assets

 /(1) Schwab Institutional Select
      S&P 500 Fund 16,311,469                                            156,101

 /(3) Schwab International Index Fund,
      Select Shares 7,739,797                                            132,273

 /(2) Schwab Small-Cap Index Fund,
      Select Shares 5,937,511                                            132,763

 /(4) Schwab Total Bond
      Market Fund 9,832,169                                               96,945

 /(5) Schwab Value Advantage Money
      Fund, Institutional Shares 30,929,077                               30,929
                                                                     -----------
                                                                         549,011

      SECURITY                                         FACE AMOUNT
         RATE, MATURITY DATE                           ($ x 1,000)
      SHORT-TERM INVESTMENT
      0.0% of net assets

      Wachovia Bank, Grand
      Cayman Time Deposit
         3.48%, 11/01/05                                       172           172

END OF INVESTMENTS.


                                                         See financial notes. 29

SCHWAB MARKETTRACK GROWTH PORTFOLIO

Statement of
ASSETS AND LIABILITIES
As of October 31, 2005. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments in affiliated underlying funds, at value                  $549,011 a
Investments, at value                                                  108,028 a
Receivables:
  Fund shares sold                                                         329
  Dividends                                                                148
Prepaid expenses                                                    +       15
                                                                    -----------
TOTAL ASSETS                                                           657,531

LIABILITIES
-------------------------------------------------------------------------------
Payables:
  Fund shares redeemed                                                     318
  Investment adviser and administrator fees                                 12
  Transfer agent and shareholder service fees                               13
Accrued expenses                                                    +       67
                                                                    -----------
TOTAL LIABILITIES                                                          410

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                           657,531
TOTAL LIABILITIES                                                   -      410
                                                                    -----------
NET ASSETS                                                            $657,121

NET ASSETS BY SOURCE
Capital received from investors                                        549,908
Net investment income not yet distributed                                2,892
Net realized capital losses                                             (9,946)b
Net unrealized capital gains                                           114,267 b

NET ASSET VALUE (NAV)

                 SHARES
NET ASSETS   /   OUTSTANDING   =   NAV
$657,121         39,095            $16.81

  Unless stated, all numbers x 1,000.


a The fund paid $542,772 for these securities.

  Not counting short-term obligations and government securities and securities related to in-kind transactions, the fund's investment transactions during the period were:

    Purchases                          $202,714
    Sales/maturities                   $208,050

  The fund's total security transactions (including the in-kind redemptions) with other Schwab Funds(R) during the period were $294,184.

  Percent of fund shares of other Schwab Funds owned at the end of the report period:

  SCHWAB EQUITY INDEX FUNDS

  Small-Cap Index Fund                     8.2%
  International Index Fund                 9.6%

  SCHWAB BOND FUNDS

  Total Bond Market Fund                   8.3%

  SCHWAB INSTITUTIONAL SELECT FUNDS

  Institutional Select
    S&P 500 Fund       12.5%

  SCHWAB MONEY FUNDS

  Value Advantage
    Money Fund                             0.1%

b These derive from investments and futures

  FEDERAL TAX DATA
  ---------------------------------------------
  PORTFOLIO COST                      $547,537

  NET UNREALIZED GAINS AND LOSSES:
  Gains                               $124,051
  Losses                            +  (14,549)
                                    -----------
                                      $109,502

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                       $2,892
  Long-term capital gains                  $--

  CAPITAL LOSSES UTILIZED              $14,695
  UNUSED CAPITAL LOSSES:

  Expires 10/31 of: Loss amount
    2011                                $3,172
    2012                            +    2,009
                                    -----------
                                        $5,181


30 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO

Statement of
OPERATIONS
For November 1, 2004 through October 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends received from affiliated underlying funds                      $11,319
Dividends                                                                  2,234
Interest                                                               +     185
                                                                       ---------
TOTAL INVESTMENT INCOME                                                   13,738

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on sales of affiliated underlying funds                13,115 a
Net realized gains received from affiliated underlying funds                 491
Net realized gains on investments                                          1,024
Net realized gains on futures contracts                                +      91
                                                                       ---------
NET REALIZED GAINS                                                        14,721

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on affiliated underlying funds                       27,495
Net unrealized gains on investments                                    +   5,606
                                                                       ---------
NET UNREALIZED GAINS                                                      33,101

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                  2,826 b
Transfer agent and shareholder service fees                                1,651 c
Trustees' fees                                                                10 d
Custodian fees                                                                36
Portfolio accounting fees                                                     85
Professional fees                                                             31
Registration fees                                                             26
Shareholder reports                                                           76
Other expenses                                                         +      44
                                                                       ---------
Total expenses                                                             4,785
Expense reduction                                                      -   1,482 e
                                                                       ---------
NET EXPENSES                                                               3,303

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   13,738
NET EXPENSES                                                           -   3,303
                                                                       ---------
NET INVESTMENT INCOME                                                     10,435
NET REALIZED GAINS                                                        14,721 f
NET UNREALIZED GAINS                                                   +  33,101 f
                                                                       ---------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $58,257

  Unless stated, all numbers x 1,000.

a Includes gains of $9,333 associated with redemption-in-kind from the Schwab
  S&P 500 Index Fund.

b Calculated as a percentage of average daily net assets: 0.44% of the first
  $500 million and 0.39% of assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

d For the fund's independent trustees only.

e This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the net operating expenses of this fund through February 27, 2006, to 0.50% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $47,822.


                                                         See financial notes. 31

SCHWAB MARKETTRACK GROWTH PORTFOLIO

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000

OPERATIONS
--------------------------------------------------------------------------------
                                            11/1/04-10/31/05    11/1/03-10/31/04
Net investment income                                $10,435             $8,245
Net realized gains or losses                          14,721               (711)
Net unrealized gains                        +         33,101             48,907
                                            ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                58,257             56,441

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                  $9,037             $8,251 a,b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                       11/1/04-10/31/05       11/1/03-10/31/04
                                      SHARES     VALUE      SHARES        VALUE
Shares sold                            6,796  $111,249       6,342      $95,944
Shares reinvested                        541     8,784         547        8,044
Shares redeemed                    +  (7,663) (125,960)     (7,686)    (116,063) c
                                   ---------------------------------------------
NET TRANSACTIONS IN
FUND SHARES                             (326)  ($5,927)       (797)    ($12,075)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                      11/1/04-10/31/05       11/1/03-10/31/04
                                     SHARES   NET ASSETS   SHARES    NET ASSETS
Beginning of period                  39,421     $613,828   40,218      $577,713
Total increase or
decrease                          +    (326)      43,293     (797)       36,115 d
                                  ----------------------------------------------
END OF PERIOD                        39,095     $657,121   39,421      $613,828 e

  Unless stated, all numbers x 1,000.

a UNAUDITED

  For corporations, 54% of the fund's dividends for the report period qualify for the dividends-received deduction.

  The fund designates $7,628 of the dividend distribution for the fiscal year ended 10/31/05 as qualified dividends for the purpose of the maximum rate under Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2006 via IRS Form 1099 of the amounts for use in preparing their 2005 income tax return.

b The tax-basis components of distributions paid are:

  CURRENT PERIOD
  Ordinary income                  $9,037
  Long-term capital gains             $--
  PRIOR PERIOD
  Ordinary income                  $8,251
  Long-term capital gains             $--

c For shares purchased after
  4/29/05 and held less than 30
  days, the fund charges 2.00%
  redemption fee.

  CURRENT PERIOD                      $10

  Dollar amounts are net of the redemption fee proceeds.

d Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

e Includes distributable net investment income in the amount of $2,892 and $1,494 at the end of the current period and prior period, respectively.


32 See financial notes.

SCHWAB MARKETTRACK BALANCED PORTFOLIO(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                    11/1/04  11/1/03-  11/1/02-  11/1/01-  11/1/00-
                                                   10/31/05  10/31/04  10/31/03  10/31/02  10/31/01
---------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------
Net asset value at beginning of period               14.66     13.78     12.05     13.47     15.53
                                                   ------------------------------------------------
Income or loss from investment operations:
  Net investment income                               0.34      0.29      0.25      0.32      0.45
  Net realized and unrealized gains or losses         0.74      0.88      1.77     (1.22)    (1.92)
                                                   ------------------------------------------------
  Total income or loss from investment operations     1.08      1.17      2.02     (0.90)    (1.47)
Less distributions:
  Dividends from net investment income               (0.28)    (0.29)    (0.29)    (0.40)    (0.49)
  Distributions from net realized gains                 --        --        --     (0.12)    (0.10)
                                                   ------------------------------------------------
  Total distributions                                (0.28)    (0.29)    (0.29)    (0.52)    (0.59)
                                                   ------------------------------------------------
Net asset value at end of period                     15.46     14.66     13.78     12.05     13.47
                                                   ------------------------------------------------
Total return (%)                                      7.41      8.61     17.12     (7.08)    (9.72)

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses 1                            0.50      0.50      0.50      0.50      0.50
  Gross operating expenses 1                          0.73      0.74      0.74      0.74      0.74
  Net investment income                               2.20      2.03      1.98      2.35      3.31
Portfolio turnover rate                                 25        11        17        31        21
Net assets, end of period ($ x 1,000,000)              519       541       516       462       497

1 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio.

  The income received by the portfolio from underlying funds is reduced by those expenses.


                                                         See financial notes. 33

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS as of October 31, 2005

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 /  Issuer is affiliated with the fund's adviser

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
 85.7%  OTHER INVESTMENT
        COMPANIES                                         394,969        444,699

 13.9%  COMMON STOCK                                       47,380         72,214

  0.4%  SHORT-TERM
        INVESTMENT                                          1,945          1,945
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                                 444,294        518,858

  0.0%  OTHER ASSETS AND
        LIABILITIES, NET                                                     230
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 519,088

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     COMMON STOCK 13.9% of net assets

     AUTOMOBILES & COMPONENTS 0.1%
     ---------------------------------------------------------------------------
     Cooper Tire & Rubber Co. 400                                              5
     Dana Corp. 1,085                                                          8
     Ford Motor Co. 12,185                                                   101
     General Motors Corp. 3,650                                              100
   o Goodyear Tire & Rubber Co. 1,000                                         16
     Harley-Davidson, Inc. 2,000                                              99
     Johnson Controls, Inc. 1,200                                             82
     Visteon Corp. 1,047                                                       9
                                                                     -----------
                                                                             420
     BANKS 1.0%
     ---------------------------------------------------------------------------
     AmSouth Bancorp. 2,600                                                   66
     Bank of America Corp. 26,286                                          1,150
     BB&T Corp. 3,600                                                        152
     Comerica, Inc. 1,100                                                     64
     Compass Bancshares, Inc. 800                                             39
     Countrywide Financial Corp. 3,498                                       111
     Fannie Mae 6,300                                                        299
     Fifth Third Bancorp 3,658                                               147
     First Horizon National Corp. 800                                         31
     Freddie Mac 4,500                                                       276
     Golden West Financial Corp. 2,000                                       117
     Huntington Bancshares, Inc. 1,597                                        37
     KeyCorp, Inc. 2,600                                                      84
     M&T Bank Corp. 500                                                       54
     Marshall & Ilsley Corp. 1,344                                            58
     MGIC Investment Corp. 700                                                42
     National City Corp. 4,100                                               132
     North Fork Bancorp., Inc. 3,000                                          76
     PNC Financial Services Group, Inc. 1,900                                115
     Regions Financial Corp. 3,078                                           100
     Sovereign Bancorp, Inc. 1,800                                            39
     SunTrust Banks, Inc. 2,300                                              167
     Synovus Financial Corp. 1,900                                            52
     U.S. Bancorp 12,554                                                     371
     Wachovia Corp. 10,494                                                   530
     Washington Mutual, Inc. 6,634                                           263
     Wells Fargo & Co. 11,235                                                676
     Zions Bancorp. 600                                                       44
                                                                     -----------
                                                                           5,292

     CAPITAL GOODS 1.2%
     ---------------------------------------------------------------------------
     3M Co. 5,000                                                            380
     American Power Conversion Corp. 1,175                                    25
     American Standard Cos., Inc.  1,500                                      57
     The Boeing Co. 5,484                                                    354
     Caterpillar, Inc. 4,600                                                 242


34 See financial notes.

SCHWAB MARKETTRACK BALANCED PORTFOLIO

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     Cooper Industries Ltd., Class A 600                                      43
     Crane Co. 200                                                             6
     Cummins, Inc. 300                                                        26
     Danaher Corp. 2,000                                                     104
     Deere & Co. 1,500                                                        91
     Dover Corp. 1,400                                                        55
     Eaton Corp. 1,000                                                        59
     Emerson Electric Co. 2,800                                              195
     Fluor Corp. 500                                                          32
     General Dynamics Corp. 1,300                                            151
 (6) General Electric Co. 70,660                                           2,396
     Goodrich Corp. 700                                                       25
     Honeywell International, Inc. 5,700                                     195
     Illinois Tool Works, Inc. 1,400                                         119
     Ingersoll-Rand Co., Class A 2,200                                        83
     ITT Industries, Inc. 600                                                 61
     L-3 Communications Holdings, Inc. 700                                    54
     Lockheed Martin Corp. 2,400                                             145
     Masco Corp. 3,000                                                        86
   o Navistar International Corp. 400                                         11
     Northrop Grumman Corp. 2,256                                            121
     Paccar, Inc. 1,050                                                       74
     Pall Corp. 800                                                           21
     Parker Hannifin Corp. 700                                                44
   o Power-One, Inc. 240                                                       1
     Raytheon Co. 2,600                                                       96
     Rockwell Automation, Inc. 1,200                                          64
     Rockwell Collins, Inc. 1,200                                             55
     Textron, Inc. 1,000                                                      72
   o Thomas & Betts Corp. 231                                                  9
     Tyco International Ltd. 12,949                                          342
     United Technologies Corp. 6,600                                         338
     W.W. Grainger, Inc. 600                                                  40
                                                                     -----------
                                                                           6,272
     COMMERCIAL SERVICES & SUPPLIES 0.1%
     ---------------------------------------------------------------------------
   o ACCO Brands Corp. 235                                                     6
   o Allied Waste Industries, Inc. 2,100                                      17
   o Apollo Group, Inc., Class A 1,100                                        69
     Avery Dennison Corp. 700                                                 40
     Cendant Corp. 6,415                                                     112
     Cintas Corp. 1,102                                                       45
     Deluxe Corp. 500                                                         17
     Equifax, Inc. 900                                                        31
     H&R Block, Inc. 2,400                                                    60
   o Monster Worldwide, Inc. 666                                              22
   o PHH Corp. 320                                                             9
     Pitney Bowes, Inc. 1,600                                                 67
     R.R. Donnelley & Sons Co. 1,400                                          49
     Robert Half International, Inc. 1,200                                    44
     Waste Management, Inc. 3,712                                            109
                                                                     -----------
                                                                             697
     CONSUMER DURABLES & APPAREL 0.2%
     ---------------------------------------------------------------------------
     Black & Decker Corp. 600                                                 49
     Brunswick Corp. 600                                                      23
     Centex Corp. 800                                                         52
   o Coach, Inc. 2,400                                                        77
     D.R. Horton, Inc. 1,790                                                  55
     Eastman Kodak Co. 2,000                                                  44
     Fortune Brands, Inc. 1,000                                               76
     Hasbro, Inc. 1,275                                                       24
     Jones Apparel Group, Inc. 800                                            22
     KB Home 600                                                              39
     Leggett & Platt, Inc. 1,300                                              26
     Lennar Corp., Class A 900                                                50
     Liz Claiborne, Inc. 800                                                  28
     Mattel, Inc. 2,825                                                       42
     Maytag Corp. 600                                                         10
     Newell Rubbermaid, Inc. 1,872                                            43
     Nike, Inc., Class B 1,300                                               109
     Pulte Homes, Inc. 1,600                                                  60
     Reebok International Ltd. 300                                            17
     Snap-On, Inc. 350                                                        13
     The Stanley Works 600                                                    29
     VF Corp. 800                                                             42
     Whirlpool Corp. 500                                                      39
                                                                     -----------
                                                                             969
     DIVERSIFIED FINANCIALS 1.1%
     ---------------------------------------------------------------------------
     American Express Co. 8,310                                              414
   o Ameriprise Financial, Inc. 1,542                                         57
     The Bank of New York Co., Inc. 4,900                                    153
     The Bear Stearns Cos., Inc. 602                                          64
     Capital One Financial Corp. 1,900                                       145
   / The Charles Schwab Corp. 6,883                                          105


                                                         See financial notes. 35

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     CIT Group, Inc. 1,300                                                    59
 (9) Citigroup, Inc. 34,266                                                1,569
   o E*TRADE Financial Corp. 2,400                                            45
     Federated Investors, Inc., Class B 700                                   25
     Franklin Resources, Inc. 1,010                                           89
     Goldman Sachs Group, Inc. 3,079                                         389
     Janus Capital Group, Inc. 1,400                                          25
     JPMorgan Chase & Co. 23,413                                             857
     Lehman Brothers Holdings, Inc. 1,800                                    215
     MBNA Corp. 8,268                                                        211
     Mellon Financial Corp. 2,800                                             89
     Merrill Lynch & Co., Inc. 6,300                                         408
     Moody's Corp. 2,000                                                     107
     Morgan Stanley 7,010                                                    381
     Northern Trust Corp. 1,400                                               75
     Principal Financial Group, Inc. 2,329                                   116
     SLM Corp. 3,000                                                         167
     State Street Corp. 2,200                                                121
     T. Rowe Price Group, Inc. 800                                            52
                                                                     -----------
                                                                           5,938
     ENERGY 1.3%
     ---------------------------------------------------------------------------
     Amerada Hess Corp. 600                                                   75
     Anadarko Petroleum Corp. 1,510                                          137
     Apache Corp. 2,048                                                      131
     Baker Hughes, Inc. 2,250                                                124
     BJ Services Co. 2,000                                                    70
     Burlington Resources, Inc. 2,520                                        182
     ChevronTexaco Corp. 14,727                                              840
     ConocoPhillips 9,168                                                    599
     Devon Energy Corp. 3,000                                                181
     El Paso Corp. 3,222                                                      38
     EOG Resources, Inc. 1,518                                               103
 (7) Exxon Mobil Corp. 42,010                                              2,358
     Halliburton Co. 3,374                                                   199
     Kerr-McGee Corp. 812                                                     69
     Kinder Morgan, Inc. 745                                                  68
     Marathon Oil Corp. 2,218                                                133
     Murphy Oil Corp. 1,100                                                   52
   o Nabors Industries Ltd. 1,000                                             69
   o National-Oilwell Varco, Inc. 1,130                                       71
     Noble Corp. 900                                                          58
     Occidental Petroleum Corp. 2,700                                        213
     Rowan Cos., Inc. 600                                                     20
     Schlumberger Ltd. 3,900                                                 354
     Sunoco, Inc. 900                                                         67
   o Transocean, Inc. 2,016                                                  116
     Valero Energy Corp. 2,000                                               210
   o Weatherford International Ltd. 910                                       57
     Williams Cos., Inc. 3,000                                                67
     XTO Energy, Inc. 2,266                                                   98
                                                                     -----------
                                                                           6,759
     FOOD & STAPLES RETAILING 0.3%
     ---------------------------------------------------------------------------
     Albertson's, Inc. 2,671                                                  67
     Costco Wholesale Corp. 3,000                                            145
     CVS Corp. 5,200                                                         127
   o Kroger Co. 5,300                                                        106
     Safeway, Inc. 2,800                                                      65
     Supervalu, Inc. 900                                                      28
     Sysco Corp. 4,400                                                       140
     Wal-Mart Stores, Inc. 16,640                                            787
     Walgreen Co. 6,600                                                      300
   o Winn-Dixie Stores, Inc. 1,200                                             1
                                                                     -----------
                                                                           1,766
     FOOD BEVERAGE & TOBACCO 0.7%
     ---------------------------------------------------------------------------
     Altria Group, Inc. 13,640                                             1,024
     Anheuser-Busch Cos., Inc. 5,200                                         215
     Archer-Daniels-Midland Co. 4,446                                        108
     Brown-Forman Corp., Class B 804                                          51
     Campbell Soup Co. 1,200                                                  35
     The Coca-Cola Co. 13,810                                                591
     Coca-Cola Enterprises, Inc. 2,700                                        51
     ConAgra Foods, Inc. 3,300                                                77
   o Constellation Brands, Inc., Class A 1,290                                30
     General Mills, Inc. 2,392                                               116
     H.J. Heinz Co. 2,300                                                     82
     Hershey Foods Corp. 1,600                                                91
     Kellogg Co. 1,700                                                        75
     McCormick & Co., Inc. 900                                                27
     Molson Coors Brewing Co., Class B 200                                    12
     The Pepsi Bottling Group, Inc. 926                                       26
     PepsiCo, Inc. 11,070                                                    654
     Reynolds American, Inc. 614                                              52
     Sara Lee Corp. 5,100                                                     91


36 See financial notes.

SCHWAB MARKETTRACK BALANCED PORTFOLIO

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     Tyson Foods, Inc., Class A 1,700                                         30
     UST, Inc. 1,100                                                          46
     Wm. Wrigley Jr. Co. 1,200                                                83
                                                                     -----------
                                                                           3,567
     HEALTH CARE EQUIPMENT & SERVICES 0.7%
     ---------------------------------------------------------------------------
     Aetna, Inc. 2,068                                                       183
     AmerisourceBergen Corp. 700                                              53
     Bausch & Lomb, Inc. 400                                                  30
     Baxter International, Inc. 3,800                                        145
     Becton Dickinson & Co. 1,800                                             91
     Biomet, Inc. 1,575                                                       55
   o Boston Scientific Corp. 3,948                                            99
     C.R. Bard, Inc. 600                                                      37
     Cardinal Health, Inc. 2,775                                             173
   o Caremark Rx, Inc. 2,988                                                 157
     CIGNA Corp. 1,000                                                       116
   o Coventry Health Care, Inc. 1,050                                         57
   o Express Scripts, Inc. 1,000                                              75
   o Fisher Scientific International, Inc. 720                                41
     Guidant Corp. 2,000                                                     126
     HCA, Inc. 2,760                                                         133
     Health Management Associates, Inc.,
     Class A 1,600                                                            34
   o Hospira, Inc. 1,020                                                      41
   o Humana, Inc. 800                                                         35
     IMS Health, Inc. 1,500                                                   35
   o Laboratory Corp. of America
     Holdings 900                                                             43
     Manor Care, Inc. 500                                                     19
     McKesson Corp. 1,773                                                     81
   o Medco Health Solutions, Inc. 1,784                                      101
     Medtronic, Inc. 7,800                                                   442
   o Millipore Corp. 200                                                      12
     PerkinElmer, Inc. 600                                                    13
     Quest Diagnostics 1,470                                                  69
   o St. Jude Medical, Inc. 2,120                                            102
     Stryker Corp. 1,946                                                      80
   o Tenet Healthcare Corp. 3,150                                             26
   o Thermo Electron Corp. 900                                                27
     UnitedHealth Group, Inc. 8,400                                          486
   o Waters Corp. 900                                                         33
   o WellPoint, Inc. 3,852                                                   288
   o Zimmer Holdings, Inc. 1,500                                              96
                                                                     -----------
                                                                           3,634
     HOTELS RESTAURANTS & LEISURE 0.2%
     ---------------------------------------------------------------------------
     Carnival Corp. 2,870                                                    142
     Darden Restaurants, Inc. 1,350                                           44
     Harrah's Entertainment, Inc. 1,200                                       72
     Hilton Hotels Corp. 2,500                                                49
     International Game Technology  2,100                                     56
     Marriott International, Inc., Class A 1,100                              66
     McDonald's Corp. 8,100                                                  256
   o Starbucks Corp. 4,880                                                   138
     Starwood Hotels & Resorts
     Worldwide, Inc. 1,200                                                    70
     Wendy's International, Inc. 800                                          37
     Yum! Brands, Inc. 2,060                                                 105
                                                                     -----------
                                                                           1,035
     HOUSEHOLD & PERSONAL PRODUCTS 0.4%
     ---------------------------------------------------------------------------
     Alberto-Culver Co., Class B 600                                          26
     Avon Products, Inc. 3,000                                                81
     Clorox Co. 1,300                                                         70
     Colgate-Palmolive Co. 3,600                                             191
     Kimberly-Clark Corp. 3,380                                              192
(10) Procter & Gamble Co. 22,832                                           1,279
                                                                     -----------
                                                                           1,839
     INSURANCE 0.7%
     ---------------------------------------------------------------------------
     ACE Ltd. 1,700                                                           89
     AFLAC, Inc. 3,300                                                       158
     The Allstate Corp. 4,700                                                248
     AMBAC Financial Group, Inc. 684                                          48
     American International Group,
     Inc. 17,342                                                           1,124
     AON Corp. 2,025                                                          68
     Chubb Corp. 1,200                                                       112
     Cincinnati Financial Corp. 1,323                                         56
     Hartford Financial Services
     Group, Inc. 1,800                                                       143
     Jefferson-Pilot Corp. 1,050                                              58
     Lincoln National Corp. 1,300                                             66
     Loews Corp. 900                                                          84
     Marsh & McLennan Cos., Inc. 3,600                                       105
     MBIA, Inc. 1,050                                                         61


                                                         See financial notes. 37

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
   o Metlife, Inc. 4,986                                                     246
     The Progressive Corp. 1,500                                             174
     Prudential Financial, Inc. 3,500                                        255
     Safeco Corp. 800                                                         44
     The St. Paul Travelers Cos., Inc. 4,241                                 191
     Torchmark Corp. 800                                                      42
     UnumProvident Corp. 1,657                                                34
     XL Capital Ltd., Class A 800                                             51
                                                                     -----------
                                                                           3,457
     MATERIALS 0.4%
     ---------------------------------------------------------------------------
     Air Products & Chemicals, Inc. 1,500                                     86
     Alcoa, Inc. 5,648                                                       137
     Allegheny Technologies, Inc. 492                                         14
     Ashland, Inc. 500                                                        27
     Ball Corp. 800                                                           31
     Bemis Co. 600                                                            16
     Chemtura Corp. 889                                                       10
     The Dow Chemical Co. 6,049                                              277
     E.I. du Pont de Nemours & Co. 6,484                                     270
     Eastman Chemical Co. 600                                                 32
     Ecolab, Inc. 1,200                                                       40
     Engelhard Corp. 800                                                      22
     Freeport-McMoran Copper & Gold, Inc.,
     Class B 1,100                                                            54
     Georgia-Pacific Corp. 1,496                                              49
   o Hercules, Inc. 700                                                        8
     International Flavors & Fragrances,
     Inc. 800                                                                 26
     International Paper Co. 3,166                                            92
     Louisiana-Pacific Corp. 700                                              17
     MeadWestvaco Corp. 1,279                                                 34
     Monsanto Co. 1,727                                                      109
     Neenah Paper, Inc. 102                                                    3
     Newmont Mining Corp. 2,754                                              117
     Nucor Corp. 1,200                                                        72
   o Pactiv Corp. 1,000                                                       20
     Phelps Dodge Corp. 540                                                   65
     PPG Industries, Inc. 1,200                                               72
     Praxair, Inc. 2,000                                                      99
     Rohm & Haas Co. 1,421                                                    62
   o Sealed Air Corp. 621                                                     31
     Sigma-Aldrich Corp. 500                                                  32
     Temple-Inland, Inc. 800                                                  29
     United States Steel Corp. 700                                            26
     Vulcan Materials Co. 700                                                 45
     Weyerhaeuser Co. 1,400                                                   89
     Worthington Industries, Inc. 300                                          6
                                                                     -----------
                                                                           2,119
     MEDIA 0.5%
     ---------------------------------------------------------------------------
     Clear Channel Communications,
     Inc. 4,080                                                              124
   o Comcast Corp., Class A 14,661                                           408
     Dow Jones & Co., Inc. 600                                                20
     Gannett Co., Inc. 1,700                                                 107
   o Interpublic Group of Cos., Inc. 2,500                                    26
     Knight-Ridder, Inc. 600                                                  32
     The McGraw-Hill Cos., Inc. 2,400                                        117
     Meredith Corp. 300                                                       15
     New York Times Co., Class A 1,100                                        30
   o News Corp, Inc., Class A 16,300                                         232
     Omnicom Group, Inc. 1,200                                               100
     Time Warner, Inc. 30,870                                                550
     Tribune Co. 2,100                                                        66
   o Univision Communications, Inc.,
     Class A 2,048                                                            54
     Viacom, Inc., Class B 10,618                                            329
     The Walt Disney Co. 13,217                                              322
                                                                     -----------
                                                                           2,532
     PHARMACEUTICALS & BIOTECHNOLOGY 1.1%
     ---------------------------------------------------------------------------
     Abbott Laboratories 10,200                                              439
     Allergan, Inc. 900                                                       80
   o Amgen, Inc. 8,340                                                       632
     Applied Biosystems Group --
     Applera Corp. 1,400                                                      34
   o Biogen Idec, Inc. 2,150                                                  87
     Bristol-Myers Squibb Co. 12,800                                         271
   o Chiron Corp. 1,200                                                       53
     Eli Lilly & Co. 7,400                                                   369
   o Forest Laboratories, Inc. 2,400                                          91
   o Genzyme Corp. 1,700                                                     123
   o Gilead Sciences, Inc. 2,980                                             141
     Johnson & Johnson 19,872                                              1,244
   o King Pharmaceuticals, Inc. 1,388                                         21
   o Medimmune, Inc. 1,400                                                    49


38 See financial notes.

SCHWAB MARKETTRACK BALANCED PORTFOLIO

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     Merck & Co., Inc. 14,500                                                409
     Mylan Laboratories, Inc. 1,700                                           33
     Pfizer, Inc. 49,386                                                   1,074
     Schering-Plough Corp. 9,500                                             193
   o Watson Pharmaceuticals, Inc. 600                                         21
     Wyeth 8,800                                                             392
                                                                     -----------
                                                                           5,756
     REAL ESTATE 0.1%
     ---------------------------------------------------------------------------
     Apartment Investment & Management Co.,
     Class A 600                                                              23
     Archstone-Smith Trust 1,300                                              53
     Equity Office Properties Trust 2,600                                     80
     Equity Residential 1,700                                                 67
     Plum Creek Timber Co., Inc. 1,200                                        46
     ProLogis 1,200                                                           51
     Public Storage, Inc. 600                                                 40
     Simon Property Group, Inc. 1,450                                        104
     Vornado Realty Trust 800                                                 65
                                                                     -----------
                                                                             529
     RETAILING 0.6%
     ---------------------------------------------------------------------------
   o Autonation, Inc. 2,000                                                   40
   o AutoZone, Inc. 500                                                       40
   o Bed, Bath & Beyond, Inc. 1,800                                           73
     Best Buy Co., Inc. 3,150                                                139
   o Big Lots, Inc. 700                                                        8
     Circuit City Stores, Inc. 1,400                                          25
     Dillards, Inc., Class A 700                                              14
     Dollar General Corp. 2,202                                               43
   o eBay, Inc. 7,416                                                        294
     Family Dollar Stores, Inc. 1,100                                         24
     Federated Department Stores, Inc. 1,754                                 108
     The Gap, Inc. 3,862                                                      67
     Genuine Parts Co. 1,150                                                  51
     Home Depot, Inc. 14,600                                                 599
     J.C. Penney Co., Inc. Holding Co. 1,700                                  87
   o Kohl's Corp. 2,200                                                      106
     Limited Brands, Inc. 2,991                                               60
     Lowe's Cos., Inc. 5,000                                                 304
     Nordstrom, Inc. 1,800                                                    62
   o Office Depot, Inc. 2,500                                                 69
     OfficeMax, Inc. 600                                                      17
   o RadioShack Corp. 1,300                                                   29
   o Sears Holdings Corp. 673                                                 81
     The Sherwin-Williams Co. 1,100                                           47
     Staples, Inc. 4,575                                                     104
     Target Corp. 5,800                                                      323
     Tiffany & Co. 950                                                        37
     TJX Cos., Inc. 3,600                                                     78
                                                                     -----------
                                                                           2,929
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.4%
     ---------------------------------------------------------------------------
   o Advanced Micro Devices, Inc. 2,040                                       47
   o Altera Corp. 2,546                                                       42
     Analog Devices, Inc. 2,300                                               80
     Applied Materials, Inc. 10,900                                          179
   o Applied Micro Circuits Corp. 1,928                                        5
   o Broadcom Corp., Class A 2,000                                            85
   o Freescale Semiconductor, Inc.,
     Class B 2,650                                                            63
     Intel Corp. 40,660                                                      955
     KLA-Tencor Corp. 1,200                                                   56
     Linear Technology Corp. 2,000                                            66
   o LSI Logic Corp. 2,000                                                    16
     Maxim Integrated Products, Inc. 2,100                                    73
   o Micron Technology, Inc. 3,600                                            47
     National Semiconductor Corp. 2,200                                       50
   o Novellus Systems, Inc. 900                                               20
   o Nvidia Corp. 900                                                         30
   o PMC -- Sierra, Inc. 1,100                                                 8
   o Teradyne, Inc. 1,100                                                     15
     Texas Instruments, Inc. 11,300                                          323
     Xilinx, Inc. 2,100                                                       50
                                                                     -----------
                                                                           2,210
     SOFTWARE & SERVICES 0.7%
     ---------------------------------------------------------------------------
     Adobe Systems, Inc. 3,200                                               103
   o Affiliated Computer Services, Inc.,
     Class A 465                                                              25
     Autodesk, Inc. 1,600                                                     72
     Automatic Data Processing, Inc. 3,900                                   182
   o BMC Software, Inc. 1,600                                                 31
   o Citrix Systems, Inc. 1,200                                               33
     Computer Associates International,
     Inc. 3,825                                                              107


                                                         See financial notes. 39

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
   o Computer Sciences Corp. 1,090                                            56
   o Compuware Corp. 2,400                                                    19
   o Convergys Corp. 869                                                      14
   o Electronic Arts, Inc. 1,792                                             102
     Electronic Data Systems Corp. 3,100                                      72
     First Data Corp. 5,704                                                  231
   o Fiserv, Inc. 1,200                                                       52
   o Intuit, Inc. 1,327                                                       61
   o Mercury Interactive Corp. 500                                            17
 (8) Microsoft Corp. 61,390                                                1,578
   o Novell, Inc. 2,200                                                       17
   o Oracle Corp. 25,130                                                     319
   o Parametric Technology Corp. 1,800                                        12
     Paychex, Inc. 2,475                                                      96
     Sabre Holdings Corp., Class A  922                                       18
     Siebel Systems, Inc. 3,000                                               31
   o Symantec Corp. 8,018                                                    191
   o Unisys Corp. 2,100                                                       11
   o Yahoo! Inc. 8,400                                                       311
                                                                     -----------
                                                                           3,761
     TECHNOLOGY HARDWARE & EQUIPMENT 1.0%
     ---------------------------------------------------------------------------
   o ADC Telecommunications, Inc. 714                                         12
   o Agilent Technologies, Inc. 2,917                                         93
   o Andrew Corp. 1,025                                                       11
   o Apple Computer, Inc. 5,430                                              313
   o Avaya, Inc. 2,775                                                        32
   o CIENA Corp. 2,100                                                         5
   o Cisco Systems, Inc. 42,100                                              735
   o Comverse Technology, Inc. 1,000                                          25
   o Corning, Inc. 9,550                                                     192
   o Dell, Inc. 16,500                                                       526
   o EMC Corp. 15,562                                                        217
   o Gateway, Inc. 2,100                                                       6
     Hewlett-Packard Co. 19,724                                              553
     International Business Machines
     Corp. 10,800                                                            884
   o Jabil Circuit, Inc. 1,341                                                40
   o JDS Uniphase Corp. 8,464                                                 18
   o Lexmark International, Inc., Class A 800                                 33
   o Lucent Technologies, Inc. 26,905                                         77
     Molex, Inc. 1,250                                                        32
     Motorola, Inc. 16,150                                                   358
   o NCR Corp. 1,200                                                          36
   o Network Appliance, Inc. 2,000                                            55
   o QLogic Corp. 585                                                         18
     Qualcomm, Inc. 10,760                                                   428
   o Sanmina -- SCI Corp. 3,400                                               12
     Scientific-Atlanta, Inc. 1,000                                           35
   o Solectron Corp. 5,300                                                    19
   o Sun Microsystems, Inc. 20,800                                            83
     Symbol Technologies, Inc. 1,366                                          11
     Tektronix, Inc. 500                                                      11
   o Tellabs, Inc. 2,700                                                      26
   o Xerox Corp. 5,200                                                        71
                                                                     -----------
                                                                           4,967
     TELECOMMUNICATION SERVICES 0.4%
     ---------------------------------------------------------------------------
     Alltel Corp. 2,510                                                      155
     AT&T Corp. 4,941                                                         98
     BellSouth Corp. 11,900                                                  310
     CenturyTel, Inc. 900                                                     29
     Citizens Communications Co. 1,732                                        21
   o Qwest Communications International,
     Inc. 10,622                                                              46
     SBC Communications, Inc. 21,788                                         520
     Sprint Corp. (FON Group) 18,876                                         440
     Verizon Communications, Inc. 17,836                                     562
                                                                     -----------
                                                                           2,181
     TRANSPORTATION 0.2%
     ---------------------------------------------------------------------------
     Burlington Northern Santa Fe
     Corp. 2,500                                                             155
     CSX Corp. 1,500                                                          69
   o Delta Air Lines, Inc. 900                                                 1
     FedEx Corp. 1,960                                                       180
     Norfolk Southern Corp. 2,500                                            100
     Ryder Systems, Inc. 400                                                  16
     Southwest Airlines Co. 5,137                                             82
     Union Pacific Corp. 1,700                                               118
     United Parcel Service, Inc., Class B 7,385                              539
                                                                     -----------
                                                                           1,260
     UTILITIES 0.5%
     ---------------------------------------------------------------------------
   o The AES Corp. 3,200                                                      51
   o Allegheny Energy,  Inc. 720                                              20
     Ameren Corp. 1,200                                                       63


40 See financial notes.

SCHWAB MARKETTRACK BALANCED PORTFOLIO

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     American Electric Power Co., Inc. 2,580                                  98
   o Calpine Corp. 1,800                                                       4
     Centerpoint Energy, Inc. 1,924                                           26
     Cinergy Corp. 1,000                                                      40
   o CMS Energy Corp. 700                                                     10
     Consolidated Edison, Inc. 1,500                                          68
     Constellation Energy Group, Inc. 1,000                                   55
     Dominion Resources, Inc. 2,167                                          165
     DTE Energy Co. 1,000                                                     43
     Duke Energy Corp. 5,952                                                 158
   o Dynegy, Inc., Class A 2,100                                               9
     Edison International 2,200                                               96
     Entergy Corp. 1,500                                                     106
     Exelon Corp. 4,324                                                      225
     FirstEnergy Corp. 2,030                                                  96
     FPL Group, Inc. 2,600                                                   112
     KeySpan Corp. 900                                                        31
     Nicor, Inc. 300                                                          12
     NiSource, Inc. 1,651                                                     39
     Peoples Energy Corp. 200                                                  8
     PG&E Corp. 2,700                                                         98
     Pinnacle West Capital Corp. 600                                          25
     PPL Corp. 2,000                                                          63
     Progress Energy, Inc. 1,593                                              70
     Public Service Enterprise
     Group, Inc. 1,500                                                        94
     Sempra Energy 1,360                                                      60
     The Southern Co. 4,500                                                  158
     TECO Energy, Inc. 900                                                    16
     TXU Corp. 1,582                                                         159
     Xcel Energy, Inc. 2,585                                                  47
                                                                     -----------
                                                                           2,325
     OTHER INVESTMENT COMPANIES
     85.7% of net assets

/(2) Schwab Institutional Select
     S&P 500 Fund 8,862,123                                               84,810

/(4) Schwab International Index Fund,
     Select Shares 4,575,148                                              78,189

/(3) Schwab Small-Cap Index Fund,
     Select Shares 3,523,331                                              78,782

/(1) Schwab Total Bond
     Market Fund 18,219,874                                              179,648

/(5) Schwab Value Advantage Money Fund,
     Institutional Shares 23,269,573                                      23,270
                                                                     -----------
                                                                         444,699

     SECURITY                                         FACE AMOUNT
       RATE, MATURITY DATE                            ($ x 1,000)
     SHORT-TERM INVESTMENT
     0.4% of net assets

     Wachovia Bank, Grand
     Cayman Time Deposit
       3.48%, 11/01/05                                      1,945          1,945

END OF INVESTMENTS.


                                                         See financial notes. 41

SCHWAB MARKETTRACK BALANCED PORTFOLIO

Statement of
ASSETS AND LIABILITIES
As of October 31, 2005. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------------------
Investments in affiliated underlying funds, at value                 $444,699 a
Investments, at value                                                  74,159 a
Receivables:
  Fund shares sold                                                        350
  Dividends                                                               104
Prepaid expenses                                                  +        13
                                                                  ------------
TOTAL ASSETS                                                          519,325

LIABILITIES
------------------------------------------------------------------------------
Payables:
  Fund shares redeemed                                                    158
  Investment adviser and administrator fees                                 9
  Transfer agent and shareholder service fees                              11
Accrued expenses                                                  +        59
                                                                  ------------
TOTAL LIABILITIES                                                         237

NET ASSETS
------------------------------------------------------------------------------
TOTAL ASSETS                                                          519,325
TOTAL LIABILITIES                                                 -       237
                                                                  ------------
NET ASSETS                                                           $519,088

NET ASSETS BY SOURCE
Capital received from investors                                       440,180
Net investment income not yet distributed                               5,501
Net realized capital losses                                            (1,157) b
Net unrealized capital gains                                           74,564  b

NET ASSET VALUE (NAV)

                     SHARES
NET ASSETS     /     OUTSTANDING     =     NAV
$519,088             33,582                $ 15.46


  Unless stated, all numbers x 1,000.

a The fund paid $444,294 for these securities.

  Not counting short-term obligations and government securities and securities related to in-kind transactions, the fund's investment transactions during the period were:

  Purchases                                   $124,524
  Sales/maturities                            $172,168

  The fund's total security transactions (including the in-kind redemptions) with other Schwab Funds(R) during the period were $153,092.

  Percent of fund shares of other Schwab Funds owned at the end of the report period:

  SCHWAB EQUITY INDEX FUNDS

  Small-Cap Index Fund                             4.9%
  International Index Fund                         5.7%

  SCHWAB BOND FUNDS

  Total Bond Market Fund                          15.3%

  SCHWAB INSTITUTIONAL SELECT FUNDS

  Institutional Select
    S&P 500 Fund                                   6.8%

  SCHWAB MONEY FUNDS

  Value Advantage
    Money Fund                                     0.1%

b These derive from investments and futures.

  FEDERAL TAX DATA
  -----------------------------------------------------
  PORTFOLIO COST                              $446,941

  NET UNREALIZED GAINS AND LOSSES:
  Gains                                        $80,847
  Losses                                   +    (8,930)
                                           ------------
                                               $71,917
  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                               $5,501
  Long-term capital gains                       $1,490

  CAPITAL LOSSES UTILIZED                      $11,299


42 See financial notes.

SCHWAB MARKETTRACK BALANCED PORTFOLIO

Statement of
OPERATIONS
For November 1, 2004 through October 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Dividends received from affiliated underlying funds                    $12,842
Dividends                                                                1,499
Interest                                                            +      153
                                                                    ----------
TOTAL INVESTMENT INCOME                                                 14,494

NET REALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net realized gains on sales of affiliated underlying funds              15,436 a
Net realized gains received from affiliated underlying funds               979
Net realized gains on investments                                          711
Net realized gains on futures contracts                             +      121
                                                                    ----------
NET REALIZED GAINS                                                      17,247

NET UNREALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net unrealized gains on affiliated underlying funds                      6,403
Net unrealized gains on investments                                 +    3,716
                                                                    ----------
NET UNREALIZED GAINS                                                    10,119

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                                2,343 b
Transfer agent and shareholder service fees                              1,342 c
Trustees' fees                                                               9 d
Custodian fees                                                              32
Portfolio accounting fees                                                   69
Professional fees                                                           31
Registration fees                                                           23
Shareholder reports                                                         45
Other expenses                                                      +       42
                                                                    ----------
Total expenses                                                           3,936
Expense reduction                                                   -    1,252 e
                                                                    ----------
NET EXPENSES                                                             2,684

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 14,494
NET EXPENSES                                                        -    2,684
                                                                    ----------
NET INVESTMENT INCOME                                                   11,810
NET REALIZED GAINS                                                      17,247 f
NET UNREALIZED GAINS                                                +   10,119 f
                                                                    ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $39,176

  Unless stated, all numbers x 1,000.

a Includes gains of $8,121 associated with redemption-in-kind from the Schwab
  S&P 500 Index Fund.

b Calculated as a percentage of average daily net assets: 0.44% of the first
  $500 million and 0.39% of assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

d For the fund's independent trustees only.

e This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the net operating expenses of this fund through February 27, 2006, to 0.50% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $27,366.


                                                         See financial notes. 43

SCHWAB MARKETTRACK BALANCED PORTFOLIO

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000

OPERATIONS
------------------------------------------------------------------------------
                                        11/1/04-10/31/05      11/1/03-10/31/04
Net investment income                            $11,810               $10,785
Net realized gains                                17,247                 3,467
Net unrealized gains                    +         10,119                29,584
                                        --------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS           $39,176                43,836

DISTRIBUTIONS PAID
------------------------------------------------------------------------------
Dividends from net investment income             $10,162               $10,771 a,b

TRANSACTIONS IN FUND SHARES
------------------------------------------------------------------------------
                                    11/1/04-10/31/05        11/1/03-10/31/04
                                    SHARES       VALUE    SHARES        VALUE

Shares sold                          5,057     $76,535     7,160     $101,953
Shares reinvested                      651       9,764       746       10,391
Shares redeemed                 +   (9,036)   (137,415)   (8,474)    (120,586) c
                                ----------------------------------------------
NET TRANSACTIONS IN
FUND SHARES                         (3,328)   ($51,116)     (568)     ($8,242)

SHARES OUTSTANDING AND NET ASSETS
------------------------------------------------------------------------------
                                    11/1/04-10/31/05        11/1/03-10/31/04
                                    SHARES  NET ASSETS    SHARES   NET ASSETS
Beginning of period                 36,910    $541,190    37,478     $516,367
Total increase or decrease      +   (3,328)    (22,102)     (568)      24,823 d
                                ----------------------------------------------
END OF PERIOD                       33,582    $519,088    36,910     $541,190 e

  Unless stated, all numbers x 1,000.

a UNAUDITED

  For corporations, 39% of the fund's dividends for the report period qualify for the dividends-received deduction.

  The fund designates $4,906 of the dividend distribution for the fiscal year ended 10/31/05 as qualified dividends for the purpose of the maximum rate under Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2006 via IRS Form 1099 of the amounts for use in preparing their 2005 income tax return.

b The tax-basis components of distributions paid are:

  CURRENT PERIOD

  Ordinary income                   $10,162
  Long-term capital gains               $--

  PRIOR PERIOD

  Ordinary income                   $10,771
  Long-term capital gains               $--

c For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

  CURRENT PERIOD                         $5

  Dollar amounts are net of the redemption fee proceeds.

d Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

e Includes distributable net investment income in the amount of $5,501 and $3,853 at the end of the current period and prior period, respectively.


44 See financial notes.

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                 11/1/04-   11/1/03-   11/1/02-   11/1/01-   11/1/00-
                                                 10/31/05   10/31/04   10/31/03   10/31/02   10/31/01
-----------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------
Net asset value at beginning of period             13.09      12.53      11.37      12.22      13.12
                                                 ----------------------------------------------------
Income or loss from investment operations:
   Net investment  income                           0.36       0.34       0.29       0.40       0.49
   Net realized and unrealized gains or losses      0.32       0.57       1.16      (0.78)     (0.80)
                                                 ----------------------------------------------------
   Total income or loss from investment
   operations                                       0.68       0.91       1.45      (0.38)     (0.31)
Less distributions:
   Dividends from net investment income            (0.35)     (0.35)     (0.29)     (0.41)     (0.50)
   Distributions from net realized gains              --         --         --      (0.06)     (0.09)
                                                 ----------------------------------------------------
   Total distributions                             (0.35)     (0.35)     (0.29)     (0.47)     (0.59)
                                                 ----------------------------------------------------
Net asset value at end of period                   13.42      13.09      12.53      11.37      12.22
                                                 ----------------------------------------------------
Total return (%)                                    5.24       7.38      12.98      (3.29)     (2.39)

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses 1                         0.50       0.50       0.50       0.50       0.50
   Gross operating expenses 1                       0.75       0.75       0.75       0.76       0.77
   Net investment income                            2.67       2.70       2.44       3.17       3.85
Portfolio turnover rate                                9         10         17         32         15
Net assets, end of period ($ x 1,000,000)            300        290        289        263        211

1 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.


                                                         See financial notes. 45

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS as of October 31, 2005

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 /  Issuer is affiliated with the fund's adviser

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
 93.7%   OTHER INVESTMENT
         COMPANIES                                       254,490         281,602

  5.7%   COMMON STOCK                                     12,280          16,978

  0.4%   SHORT-TERM
         INVESTMENT                                        1,338           1,338
--------------------------------------------------------------------------------
 99.8%   TOTAL INVESTMENTS                               268,108         299,918

  0.2%   OTHER ASSETS AND
         LIABILITIES, NET                                                    453
--------------------------------------------------------------------------------
100.0%   TOTAL NET ASSETS                                                300,371

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     COMMON STOCK 5.7% of net assets

     AUTOMOBILES & COMPONENTS 0.0%
     ---------------------------------------------------------------------------
     Cooper Tire & Rubber Co. 100                                              1
     Dana Corp. 292                                                            2
     Ford Motor Co. 2,921                                                     24
     General Motors Corp. 825                                                 23
   o Goodyear Tire & Rubber Co. 300                                            5
     Harley-Davidson, Inc. 500                                                25
     Johnson Controls, Inc. 300                                               20
     Visteon Corp. 248                                                         2
                                                                     -----------
                                                                             102
     BANKS 0.4%
     ---------------------------------------------------------------------------
     AmSouth Bancorp. 600                                                     15
     Bank of America Corp. 6,162                                             270
     BB&T Corp. 850                                                           36
     Comerica, Inc. 300                                                       17
     Compass Bancshares, Inc. 190                                              9
     Countrywide Financial Corp. 798                                          25
     Fannie Mae 1,475                                                         70
     Fifth Third Bancorp 867                                                  35
     First Horizon National Corp. 200                                          8
     Freddie Mac 1,000                                                        61
     Golden West Financial Corp. 500                                          29
     Huntington Bancshares, Inc. 423                                          10
     KeyCorp, Inc. 700                                                        23
     M&T Bank Corp. 199                                                       21
     Marshall & Ilsley Corp. 322                                              14
     MGIC Investment Corp. 150                                                 9
     National City Corp. 950                                                  31
     North Fork Bancorp., Inc. 750                                            19
     PNC Financial Services Group, Inc. 400                                   24
     Regions Financial Corp. 670                                              22
     Sovereign Bancorp, Inc. 400                                               9
     SunTrust Banks, Inc. 500                                                 36
     Synovus Financial Corp. 400                                              11
     U.S. Bancorp 2,922                                                       87
     Wachovia Corp. 2,445                                                    124
     Washington Mutual, Inc. 1,491                                            59
     Wells Fargo & Co. 2,560                                                 154
     Zions Bancorp. 100                                                        7
                                                                     -----------
                                                                           1,235
     CAPITAL GOODS 0.5%
     ---------------------------------------------------------------------------
     3M Co. 1,200                                                             91
     American Power Conversion Corp. 225                                       5
     American Standard Cos., Inc. 300                                         11
     The Boeing Co. 1,246                                                     81
     Caterpillar, Inc. 1,100                                                  58
     Cooper Industries Ltd., Class A 150                                      11


46 See financial notes.

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     Crane Co. 150                                                             5
     Cummins, Inc. 100                                                         8
     Danaher Corp. 500                                                        26
     Deere & Co. 400                                                          24
     Dover Corp. 300                                                          12
     Eaton Corp. 200                                                          12
     Emerson Electric Co. 650                                                 45
     Fluor Corp. 100                                                           6
     General Dynamics Corp. 300                                               35
 (6) General Electric Co. 16,490                                             559
     Goodrich Corp. 200                                                        7
     Honeywell International, Inc. 1,275                                      44
     Illinois Tool Works, Inc. 350                                            30
     Ingersoll-Rand Co., Class A 500                                          19
     ITT Industries, Inc. 150                                                 15
     L-3 Communications Holdings, Inc. 200                                    16
     Lockheed Martin Corp. 700                                                42
     Masco Corp. 700                                                          20
   o Navistar International Corp.  100                                         3
     Northrop Grumman Corp. 514                                               28
     Paccar, Inc. 300                                                         21
     Pall Corp. 200                                                            5
     Parker Hannifin Corp. 150                                                 9
   o Power-One, Inc. 57                                                       --
     Raytheon Co. 600                                                         22
     Rockwell Automation, Inc. 300                                            16
     Rockwell Collins, Inc. 300                                               14
     Textron, Inc. 200                                                        14
   o Thomas & Betts Corp. 100                                                  4
     Tyco International Ltd. 3,013                                            79
     United Technologies Corp. 1,600                                          82
     W.W. Grainger, Inc. 100                                                   7
                                                                     -----------
                                                                           1,486
     COMMERCIAL SERVICES & SUPPLIES 0.1%
     ---------------------------------------------------------------------------
   o ACCO Brands Corp. 47                                                      1
   o Allied Waste Industries, Inc.  500                                        4
   o Apollo Group, Inc., Class A  250                                         16
     Avery Dennison Corp. 200                                                 11
     Cendant Corp. 1,459                                                      25
     Cintas Corp. 260                                                         11
     Deluxe Corp. 100                                                          3
     Equifax, Inc. 200                                                         7
     H&R Block, Inc. 600                                                      15
   o Monster Worldwide, Inc. 191                                               6
   o PHH Corp. 72                                                              2
     Pitney Bowes, Inc. 400                                                   17
     R.R. Donnelley & Sons Co. 300                                            11
     Robert Half International, Inc. 300                                      11
     Waste Management, Inc. 907                                               27
                                                                     -----------
                                                                             167
     CONSUMER DURABLES & APPAREL 0.1%
     ---------------------------------------------------------------------------
     Black & Decker Corp. 100                                                  8
     Brunswick Corp. 100                                                       4
     Centex Corp. 200                                                         13
   o Coach, Inc. 600                                                          19
     D.R. Horton, Inc. 420                                                    13
     Eastman Kodak Co. 500                                                    11
     Fortune Brands, Inc. 200                                                 15
     Hasbro, Inc. 325                                                          6
     Jones Apparel Group, Inc. 200                                             5
     KB Home 200                                                              13
     Leggett & Platt, Inc. 300                                                 6
     Lennar Corp., Class A  200                                               11
     Liz Claiborne, Inc. 200                                                   7
     Mattel, Inc. 650                                                         10
     Maytag Corp. 100                                                          2
     Newell Rubbermaid, Inc. 436                                              10
     Nike, Inc., Class B 300                                                  25
     Pulte Homes, Inc. 400                                                    15
     Reebok International Ltd. 100                                             6
     Snap-On, Inc. 100                                                         4
     The Stanley Works 100                                                     5
     VF Corp. 200                                                             10
     Whirlpool Corp. 100                                                       8
                                                                     -----------
                                                                             226
     DIVERSIFIED FINANCIALS 0.5%
     ---------------------------------------------------------------------------
     American Express Co. 1,820                                               91
   o Ameriprise Financial, Inc.  364                                          14
     The Bank of New York Co., Inc. 1,200                                     38
     The Bear Stearns Cos., Inc.  145                                         15
     Capital One Financial Corp.  450                                         34


                                                         See financial notes. 47

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
   / The Charles Schwab Corp. 2,125                                           32
     CIT Group, Inc. 300                                                      14
 (9) Citigroup, Inc. 8,082                                                   370
   o E*TRADE Financial Corp. 600                                              11
     Federated Investors, Inc., Class B 200                                    7
     Franklin Resources, Inc. 200                                             18
     Goldman Sachs Group, Inc. 728                                            92
     Janus Capital Group, Inc. 400                                             7
     JPMorgan Chase & Co. 5,352                                              196
     Lehman Brothers Holdings, Inc. 400                                       48
     MBNA Corp. 1,957                                                         50
     Mellon Financial Corp. 700                                               22
     Merrill Lynch & Co., Inc. 1,500                                          97
     Moody's Corp. 400                                                        21
     Morgan Stanley 1,630                                                     89
     Northern Trust Corp. 300                                                 16
     Principal Financial Group, Inc. 550                                      27
     SLM Corp. 650                                                            36
     State Street Corp. 500                                                   28
     T. Rowe Price Group, Inc. 200                                            13
                                                                     -----------
                                                                           1,386
     ENERGY 0.5%
     ---------------------------------------------------------------------------
     Amerada Hess Corp. 100                                                   13
     Anadarko Petroleum Corp. 367                                             33
     Apache Corp. 462                                                         30
     Baker Hughes, Inc. 470                                                   26
     BJ Services Co.  400                                                     14
     Burlington Resources, Inc. 600                                           43
     ChevronTexaco Corp. 3,520                                               201
     ConocoPhillips  2,164                                                   142
     Devon Energy Corp. 700                                                   42
     El Paso Corp. 769                                                         9
     EOG Resources, Inc. 360                                                  24
 (7) Exxon Mobil Corp. 9,918                                                 557
     Halliburton Co. 714                                                      42
     Kerr-McGee Corp. 123                                                     10
     Kinder Morgan, Inc. 176                                                  16
     Marathon Oil Corp. 523                                                   31
     Murphy Oil Corp. 300                                                     14
   o Nabors Industries Ltd. 200                                               14
   o National-Oilwell Varco, Inc.  270                                        17
     Noble Corp. 200                                                          13
     Occidental Petroleum Corp. 600                                           47
     Rowan Cos., Inc. 100                                                      3
     Schlumberger Ltd. 900                                                    82
     Sunoco, Inc. 200                                                         15
   o Transocean, Inc. 474                                                     27
     Valero Energy Corp. 500                                                  53
   o Weatherford International Ltd.  220                                      14
     Williams Cos., Inc. 700                                                  16
     XTO Energy, Inc. 533                                                     23
                                                                     -----------
                                                                           1,571
     FOOD & STAPLES RETAILING  0.1%
     ---------------------------------------------------------------------------
     Albertson's, Inc. 652                                                    16
     Costco Wholesale Corp. 700                                               34
     CVS Corp. 1,200                                                          29
   o Kroger Co. 1,200                                                         24
     Safeway, Inc. 650                                                        15
     Supervalu, Inc. 200                                                       6
     Sysco Corp. 1,000                                                        32
     Wal-Mart Stores, Inc. 3,900                                             185
     Walgreen Co. 1,600                                                       73
   o Winn-Dixie Stores, Inc. 300                                              --
                                                                     -----------
                                                                             414
     FOOD BEVERAGE & TOBACCO 0.3%
     ---------------------------------------------------------------------------
     Altria Group, Inc. 3,220                                                242
     Anheuser-Busch Cos., Inc. 1,200                                          49
     Archer-Daniels-Midland Co. 1,014                                         25
     Brown-Forman Corp., Class B 150                                           9
     Campbell Soup Co. 300                                                     9
     The Coca-Cola Co. 3,220                                                 138
     Coca-Cola Enterprises, Inc. 700                                          13
     ConAgra Foods, Inc. 800                                                  19
   o Constellation Brands, Inc., Class A 300                                   7
     General Mills, Inc. 582                                                  28
     H.J. Heinz Co. 600                                                       21
     Hershey Foods Corp. 400                                                  23
     Kellogg Co. 400                                                          18
     McCormick & Co., Inc. 200                                                 6
     Molson Coors Brewing Co., Class B 50                                      3
     The Pepsi Bottling Group, Inc. 350                                       10


48 See financial notes.

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     PepsiCo, Inc. 2,560                                                     151
     Reynolds American, Inc. 137                                              12
     Sara Lee Corp. 1,200                                                     21
     Tyson Foods, Inc., Class A  400                                           7
     UST, Inc. 300                                                            12
     Wm. Wrigley Jr. Co. 300                                                  21
                                                                     -----------
                                                                             844
     HEALTH CARE EQUIPMENT & SERVICES 0.3%
     ---------------------------------------------------------------------------
     Aetna, Inc. 444                                                          39
     AmerisourceBergen Corp.  200                                             15
     Bausch & Lomb, Inc. 100                                                   7
     Baxter International, Inc. 900                                           34
     Becton Dickinson & Co. 400                                               20
     Biomet, Inc. 450                                                         16
   o Boston Scientific Corp. 1,268                                            32
     C.R. Bard, Inc. 200                                                      13
     Cardinal Health, Inc. 650                                                41
   o Caremark Rx, Inc. 581                                                    30
     CIGNA Corp. 200                                                          23
   o Coventry Health Care, Inc. 300                                           16
   o Express Scripts, Inc. 200                                                15
   o Fisher Scientific International, Inc. 163                                 9
     Guidant Corp. 500                                                        32
     HCA, Inc. 800                                                            39
     Health Management Associates, Inc.,
     Class A 400                                                               9
   o Hospira, Inc. 240                                                        10
   o Humana, Inc. 200                                                          9
     IMS Health, Inc. 350                                                      8
   o Laboratory Corp. of America
     Holdings 200                                                             10
     Manor Care, Inc. 100                                                      4
     McKesson Corp. 422                                                       19
   o Medco Health Solutions, Inc. 422                                         24
     Medtronic, Inc. 1,800                                                   102
   o Millipore Corp. 100                                                       6
     PerkinElmer, Inc. 200                                                     4
     Quest Diagnostics 278                                                    13
   o St. Jude Medical, Inc. 500                                               24
     Stryker Corp. 602                                                        25
   o Tenet Healthcare Corp. 750                                                6
   o Thermo Electron Corp.  200                                                6
     UnitedHealth Group, Inc. 2,000                                          116
   o Waters Corp. 200                                                          7
   o WellPoint, Inc. 900                                                      67
   o Zimmer Holdings, Inc.  350                                               22
                                                                     -----------
                                                                             872
     HOTELS RESTAURANTS & LEISURE 0.1%
     ---------------------------------------------------------------------------
     Carnival Corp. 820                                                       41
     Darden Restaurants, Inc.  300                                            10
     Harrah's Entertainment, Inc. 200                                         12
     Hilton Hotels Corp. 600                                                  12
     International Game Technology 556                                        15
     Marriott International, Inc., Class A 300                                18
     McDonald's Corp. 2,000                                                   63
   o Starbucks Corp. 1,120                                                    32
     Starwood Hotels & Resorts
     Worldwide, Inc. 300                                                      17
     Wendy's International, Inc. 200                                           9
     Yum! Brands, Inc. 480                                                    24
                                                                     -----------
                                                                             253
     HOUSEHOLD & PERSONAL PRODUCTS 0.1%
     ---------------------------------------------------------------------------
     Alberto-Culver Co., Class B 150                                           7
     Avon Products, Inc. 700                                                  19
     Clorox Co. 300                                                           16
     Colgate-Palmolive Co.800                                                 42
     Kimberly-Clark Corp. 756                                                 43
(10) Procter & Gamble Co. 5,362                                              300
                                                                     -----------
                                                                             427
     INSURANCE 0.3%
     ---------------------------------------------------------------------------
     ACE Ltd. 400                                                             21
     AFLAC, Inc. 800                                                          38
     The Allstate Corp. 1,100                                                 58
     AMBAC Financial Group, Inc. 162                                          12
     American International
     Group, Inc. 3,979                                                       258
     AON Corp. 475                                                            16
     Chubb Corp. 300                                                          28
     Cincinnati Financial Corp. 330                                           14
     Hartford Financial Services
     Group, Inc. 425                                                          34
     Jefferson-Pilot Corp. 225                                                12
     Lincoln National Corp. 300                                               15
     Loews Corp. 300                                                          28


                                                         See financial notes. 49

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     Marsh & McLennan Cos., Inc. 800                                          23
     MBIA, Inc. 200                                                           12
   o Metlife, Inc. 1,178                                                      58
     The Progressive Corp. 350                                                41
     Prudential Financial, Inc. 800                                           58
     Safeco Corp. 200                                                         11
     The St. Paul Travelers Cos., Inc. 1,006                                  45
     Torchmark Corp. 200                                                      11
     UnumProvident Corp. 346                                                   7
     XL Capital Ltd., Class A 200                                             13
                                                                     -----------
                                                                             813
     MATERIALS 0.2%
     ---------------------------------------------------------------------------
     Air Products & Chemicals, Inc. 300                                       17
     Alcoa, Inc. 1,312                                                        32
     Allegheny Technologies, Inc. 146                                          4
     Ashland, Inc. 100                                                         5
     Ball Corp. 200                                                            8
     Bemis Co. 200                                                             5
     Chemtura Corp. 222                                                        2
     The Dow Chemical Co. 1,372                                               63
     E.I. du Pont de Nemours & Co. 1,525                                      64
     Eastman Chemical Co. 100                                                  5
     Ecolab, Inc. 400                                                         13
     Engelhard Corp. 200                                                       6
     Freeport-McMoran Copper & Gold, Inc.,
     Class B 300                                                              15
     Georgia-Pacific Corp. 379                                                12
   o Hercules, Inc. 200                                                        2
     International Flavors & Fragrances,
     Inc. 200                                                                  7
     International Paper Co.  739                                             22
     Louisiana-Pacific Corp.  100                                              3
     MeadWestvaco Corp. 294                                                    8
     Monsanto Co. 332                                                         21
     Neenah Paper, Inc.  22                                                    1
     Newmont Mining Corp. 643                                                 27
     Nucor Corp. 200                                                          12
   o Pactiv Corp. 300                                                          6
     Phelps Dodge Corp.  135                                                  16
     PPG Industries, Inc. 250                                                 15
     Praxair, Inc. 500                                                        25
     Rohm & Haas Co. 373                                                      16
   o Sealed Air Corp. 153                                                      8
     Sigma-Aldrich Corp. 100                                                   6
     Temple-Inland, Inc. 200                                                   7
     United States Steel Corp. 100                                             4
     Vulcan Materials Co. 200                                                 13
     Weyerhaeuser Co.  350                                                    22
     Worthington Industries, Inc. 100                                          2
                                                                     -----------
                                                                             494
     MEDIA 0.2%
     ---------------------------------------------------------------------------
     Clear Channel Communications, Inc. 967                                   30
   o Comcast Corp., Class A  3,463                                            96
     Dow Jones & Co., Inc. 100                                                 3
     Gannett Co., Inc. 400                                                    25
   o Interpublic Group of Cos., Inc. 600                                       6
     Knight-Ridder, Inc.  100                                                 5
     The McGraw-Hill Cos., Inc. 600                                           29
     Meredith Corp. 100                                                        5
     New York Times Co., Class A  200                                          6
   o News Corp, Inc., Class A 3,880                                           55
     Omnicom Group, Inc.  300                                                 25
     Time Warner, Inc. 7,280                                                 130
     Tribune Co. 500                                                          16
   o Univision Communications, Inc.,
     Class A 519                                                              14
     Viacom, Inc., Class B 2,660                                              82
     The Walt Disney Co.  3,077                                               75
                                                                     -----------
                                                                             602
     PHARMACEUTICALS & BIOTECHNOLOGY 0.4%
     ---------------------------------------------------------------------------
     Abbott Laboratories 2,400                                               103
     Allergan, Inc. 200                                                       18
   o Amgen, Inc. 1,952                                                       148
     Applied Biosystems Group --
     Applera Corp. 300                                                         7
   o Biogen Idec, Inc. 480                                                    19
     Bristol-Myers Squibb Co. 3,000                                           64
   o Chiron Corp. 300                                                         13
     Eli Lilly & Co. 1,725                                                    86
   o Forest Laboratories, Inc. 550                                            21
   o Genzyme Corp. 325                                                        23
   o Gilead Sciences, Inc.  650                                               31
     Johnson & Johnson  4,622                                                289


50 See financial notes.

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)

   o King Pharmaceuticals, Inc. 366                                            6
   o Medimmune, Inc. 400                                                      14
     Merck & Co., Inc. 3,400                                                  96
     Mylan Laboratories, Inc. 400                                              8
     Pfizer, Inc. 11,557                                                     251
     Schering-Plough Corp. 2,300                                              47
   o Watson Pharmaceuticals, Inc. 200                                          7
     Wyeth 2,000                                                              89
                                                                     -----------
                                                                           1,340
     REAL ESTATE 0.0%
     ---------------------------------------------------------------------------
     Apartment Investment & Management Co.,
     Class A 100                                                               4
     Archstone-Smith Trust 300                                                12
     Equity Office Properties Trust 600                                       18
     Equity Residential 400                                                   16
     Plum Creek Timber Co., Inc. 300                                          12
     ProLogis 300                                                             13
     Public Storage, Inc. 100                                                  7
     Simon Property Group, Inc. 300                                           21
     Vornado Realty Trust  200                                                16
                                                                     -----------
                                                                             119
     RETAILING 0.2%
     ---------------------------------------------------------------------------
   o Autonation, Inc. 500                                                     10
   o AutoZone, Inc. 150                                                       12
   o Bed, Bath & Beyond, Inc.    400                                          16
     Best Buy Co., Inc. 675                                                   30
   o Big Lots, Inc. 200                                                        2
     Circuit City Stores, Inc. 300                                             5
     Dillards, Inc., Class A  200                                              4
     Dollar General Corp. 515                                                 10
   o eBay, Inc. 1,708                                                         68
     Family Dollar Stores, Inc. 300                                            7
     Federated Department Stores, Inc. 455                                    28
     The Gap, Inc. 1,362                                                      24
     Genuine Parts Co. 250                                                    11
     Home Depot, Inc.  3,450                                                 142
     J.C. Penney Co., Inc. Holding Co. 400                                    20
   o Kohl's Corp. 500                                                         24
     Limited Brands, Inc. 739                                                 15
     Lowe's Cos., Inc. 1,200                                                  73
     Nordstrom, Inc. 400                                                      14
   o Office Depot, Inc. 600                                                   16
     OfficeMax, Inc. 100                                                       3
   o RadioShack Corp.       300                                                7
   o Sears Holdings Corp. 154                                                 18
     The Sherwin-Williams Co. 200                                              8
     Staples, Inc. 1,125                                                      26
     Target Corp.  1,400                                                      78
     Tiffany & Co. 250                                                        10
     TJX Cos., Inc. 800                                                       17
                                                                     -----------
                                                                             698
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
     ---------------------------------------------------------------------------
   o Advanced Micro Devices, Inc. 560                                         13
   o Altera Corp. 510                                                          8
     Analog Devices, Inc. 600                                                 21
     Applied Materials, Inc.  2,600                                           43
   o Applied Micro Circuits Corp.  455                                         1
   o Broadcom Corp., Class A  492                                             21
   o Freescale Semiconductor, Inc.,
     Class B 404                                                              10
     Intel Corp. 9,800                                                       230
     KLA-Tencor Corp. 300                                                     14
     Linear Technology Corp. 500                                              17
   o LSI Logic Corp. 500                                                       4
     Maxim Integrated Products, Inc. 500                                      17
   o Micron Technology, Inc. 900                                              12
     National Semiconductor Corp. 600                                         13
   o Novellus Systems, Inc. 250                                                5
   o Nvidia Corp. 200                                                          7
   o PMC -- Sierra, Inc. 300                                                   2
   o Teradyne, Inc. 300                                                        4
     Texas Instruments, Inc. 2,700                                            77
     Xilinx, Inc. 500                                                         12
                                                                     -----------
                                                                             531
     SOFTWARE & SERVICES 0.3%
     ---------------------------------------------------------------------------
     Adobe Systems, Inc. 800                                                  26
   o Affiliated Computer Services, Inc.,
     Class A 203                                                              11
     Autodesk, Inc. 400                                                       18
     Automatic Data Processing, Inc. 900                                      42
   o BMC Software, Inc. 400                                                    8


                                                         See financial notes. 51

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
   o Citrix Systems, Inc. 300                                                  8
     Computer Associates International,
     Inc. 850                                                                 24
   o Computer Sciences Corp. 258                                              13
   o Compuware Corp. 600                                                       5
   o Convergys Corp. 174                                                       3
   o Electronic Arts, Inc. 424                                                24
     Electronic Data Systems Corp. 700                                        16
     First Data Corp. 1,392                                                   56
   o Fiserv, Inc. 300                                                         13
   o Intuit, Inc. 313                                                         14
   o Mercury Interactive Corp. 100                                             4
 (8) Microsoft Corp. 14,420                                                  371
   o Novell, Inc. 500                                                          4
   o Oracle Corp. 5,870                                                       74
   o Parametric Technology Corp. 500                                           3
     Paychex, Inc. 525                                                        20
     Sabre Holdings Corp., Class A  244                                        5
     Siebel Systems, Inc. 600                                                  6
   o Symantec Corp. 1,678                                                     40
   o Unisys Corp. 500                                                          3
   o Yahoo! Inc. 2,000                                                        74
                                                                     -----------
                                                                             885
     TECHNOLOGY HARDWARE & EQUIPMENT  0.4%
     ---------------------------------------------------------------------------
   o ADC Telecommunications, Inc. 142                                          2
   o Agilent Technologies, Inc. 710                                           23
   o Andrew Corp. 100                                                          1
   o Apple Computer, Inc. 1,200                                               69
   o Avaya, Inc. 618                                                           7
   o CIENA Corp. 500                                                           1
   o Cisco Systems, Inc. 9,930                                               173
   o Comverse Technology, Inc. 300                                             8
   o Corning, Inc. 2,250                                                      45
   o Dell, Inc. 3,850                                                        123
   o EMC Corp. 3,650                                                          51
   o Gateway, Inc. 500                                                         1
     Hewlett-Packard Co.  4,703                                              132
     International Business Machines
     Corp. 2,500                                                             205
   o Jabil Circuit, Inc. 322                                                  10
   o JDS Uniphase Corp. 2,010                                                  4
   o Lexmark International, Inc., Class A   200                                8
   o Lucent Technologies, Inc. 7,019                                          20
     Molex, Inc. 250                                                           6
     Motorola, Inc. 3,666                                                     81
   o NCR Corp. 400                                                            12
   o Network Appliance, Inc. 500                                              14
   o QLogic Corp. 138                                                          4
     Qualcomm, Inc. 2,400                                                     95
   o Sanmina -- SCI Corp. 800                                                  3
     Scientific-Atlanta, Inc. 200                                              7
   o Solectron Corp.  1,000                                                    4
   o Sun Microsystems, Inc.  5,000                                            20
     Symbol Technologies, Inc. 322                                             3
     Tektronix, Inc. 200                                                       5
   o Tellabs, Inc. 600                                                         6
   o Xerox Corp. 1,200                                                        16
                                                                     -----------
                                                                           1,159
     TELECOMMUNICATION SERVICES  0.2%
     ---------------------------------------------------------------------------
     Alltel Corp. 500                                                         31
     AT&T Corp. 1,181                                                         23
     BellSouth Corp. 2,750                                                    72
     CenturyTel, Inc. 250                                                      8
     Citizens Communications Co. 410                                           5
   o Qwest Communications International,
     Inc. 2,524                                                               11
     SBC Communications, Inc.  5,025                                         120
     Sprint Corp. (FON Group)  4,454                                         104
     Verizon Communications, Inc. 4,188                                      132
                                                                     -----------
                                                                             506
     TRANSPORTATION 0.1%
     ---------------------------------------------------------------------------
     Burlington Northern Santa Fe Corp. 600                                   37
     CSX Corp. 300                                                            14
   o Delta Air Lines, Inc. 200                                                --
     FedEx Corp. 460                                                          42
     Norfolk Southern Corp. 600                                               24
     Ryder Systems, Inc.   100                                                 4
     Southwest Airlines Co. 1,218                                             20
     Union Pacific Corp.  400                                                 28


52 See financial notes.

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     United Parcel Service, Inc.,
     Class B 1,712                                                           125
                                                                     -----------
                                                                             294
     UTILITIES 0.2%
     ---------------------------------------------------------------------------
  o  The AES Corp. 800                                                        13
  o  Allegheny Energy, Inc. 170                                                5
     Ameren Corp. 300                                                         16
     American Electric Power Co.,
     Inc. 580                                                                 22
  o  Calpine Corp. 400                                                         1
     Centerpoint Energy, Inc. 474                                              6
     Cinergy Corp. 300                                                        12
  o  CMS Energy Corp. 200                                                      3
     Consolidated Edison, Inc. 300                                            14
     Constellation Energy Group, Inc. 200                                     11
     Dominion Resources, Inc. 515                                             39
     DTE Energy Co. 200                                                        9
     Duke Energy Corp.  1,408                                                 37
  o  Dynegy, Inc., Class A  500                                                2
     Edison International  500                                                22
     Entergy Corp. 350                                                        25
     Exelon Corp. 1,024                                                       53
     FirstEnergy Corp. 533                                                    25
     FPL Group, Inc. 600                                                      26
     KeySpan Corp. 200                                                         7
     Nicor, Inc. 100                                                           4
     NiSource, Inc. 376                                                        9
     Peoples Energy Corp. 100                                                  4
     PG&E Corp. 600                                                           22
     Pinnacle West Capital Corp. 100                                           4
     PPL Corp. 600                                                            19
     Progress Energy, Inc. 354                                                15
     Public Service Enterprise Group, Inc. 400                                25
     Sempra Energy 297                                                        13
     The Southern Co. 1,100                                                   39
     TECO Energy, Inc. 200                                                     3
     TXU Corp. 400                                                            40
     Xcel Energy, Inc. 510                                                     9
                                                                     -----------
                                                                             554
     OTHER INVESTMENT COMPANIES
     93.7% of net assets

/(3) Schwab International Index Fund,
     Select Shares 1,771,585                                              30,277

/(2) Schwab S&P 500 Index Fund,
     Select Shares  2,318,367                                             43,771

/(4) Schwab Small-Cap Index Fund,
     Select Shares 1,353,756                                              30,270

/(1) Schwab Total Bond
     Market Fund 16,675,876                                              164,424

/(5) Schwab Value Advantage Money Fund,
     Institutional Shares 12,860,362                                      12,860
                                                                     -----------
                                                                         281,602

     SECURITY                                          FACE AMOUNT
       RATE, MATURITY DATE                             ($ x 1,000)
     SHORT-TERM INVESTMENT
     0.4% of net assets

     Wachovia Bank, Grand
     Cayman Time Deposit
       3.48%, 11/01/05                                       1,338         1,338

END OF INVESTMENTS.


                                                         See financial notes. 53

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

Statement of
ASSETS AND LIABILITIES
As of October 31, 2005. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments in affiliated underlying funds, at value                  $281,602 a
Investments, at value                                                   18,316 a
Receivables:
   Fund shares sold                                                        544
   Dividends                                                                36
Prepaid expenses                                                   +        10
                                                                   ------------
TOTAL ASSETS                                                           300,508

LIABILITIES
-------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                     77
   Investment adviser and administrator fees                                 5
   Transfer agent and shareholder service fees                               6
Accrued expenses                                                   +        49
                                                                   ------------
TOTAL LIABILITIES                                                          137

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                           300,508
TOTAL LIABILITIES                                                  -       137
                                                                   ------------
NET ASSETS                                                            $300,371

NET ASSETS BY SOURCE
Capital received from investors                                        268,888
Net investment income not yet distributed                                  601
Net realized capital losses                                               (928)
Net unrealized capital gains                                            31,810

NET ASSET VALUE (NAV)
                     SHARES
NET ASSETS     /     OUTSTANDING     =     NAV

$300,371             22,379                $13.42

  Unless stated, all numbers x 1,000.

a The fund paid $268,108 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                      $27,470
    Sales/maturities               $25,134

  Percent of fund shares of other Schwab funds owned at the end of the report period:

  SCHWAB EQUITY INDEX FUNDS

  S&P 500 Index Fund                   0.6%
  Small-Cap Index Fund                 1.9%
  International Index Fund             2.2%

  SCHWAB BOND FUNDS

  Total Bond Market Fund              14.0%

  SCHWAB MONEY FUNDS

  Value Advantage
    Money Fund               Less than 0.1%

  FEDERAL TAX DATA
  -----------------------------------------
  PORTFOLIO COST                  $269,238

  NET UNREALIZED GAINS AND LOSSES:
  Gains                            $34,753
  Losses                        +   (4,073)
                                -----------
                                   $30,680

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                     $601
  Long-term capital gains             $202

  CAPITAL LOSSES UTILIZED           $2,047


54 See financial notes.

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

Statement of
OPERATIONS
For November 1, 2004 through October 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Dividends received from affiliated funds                                $9,201
Dividends                                                                  354
Interest                                                            +       38
                                                                    ----------
TOTAL INVESTMENT INCOME                                                  9,593

NET REALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net realized gains on sales of affiliated underlying funds               1,370
Net realized gains received from affiliated underlying funds               826
Net realized gains on investments                                   +      102
                                                                    ----------
NET REALIZED GAINS                                                       2,298

NET UNREALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net unrealized gains on affiliated underlying funds                      3,945
Net unrealized gains on investments                                 +      927
                                                                    ----------
NET UNREALIZED GAINS                                                     4,872

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                                1,330 a
Transfer agent and shareholder service fees                                756 b
Trustees' fees                                                               7 c
Custodian fees                                                              15
Portfolio accounting fees                                                   39
Professional fees                                                           31
Registration fees                                                           18
Shareholder reports                                                         18
Other expenses                                                      +       40
                                                                    ----------
Total expenses                                                           2,254
Expense reduction                                                   -      742 d
                                                                    ----------
NET EXPENSES                                                             1,512

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  9,593
NET EXPENSES                                                        -    1,512
                                                                    ----------
NET INVESTMENT INCOME                                                    8,081
NET REALIZED GAINS                                                       2,298 e
NET UNREALIZED GAINS                                                +    4,872 e
                                                                    ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $15,251

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.44% of the first
  $500 million and 0.39% of assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the net operating expenses of this fund through February 27, 2006, to 0.50% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $7,170.


                                                         See financial notes. 55

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000

OPERATIONS
------------------------------------------------------------------------------
                                         11/1/04-10/31/05     11/1/03-10/31/04
Net investment income                              $8,081               $7,916
Net realized gains                                  2,298                3,273
Net unrealized gains                     +          4,872                9,568
                                         -------------------------------------
INCREASE IN NET ASSETS FROM
OPERATIONS                                         15,251               20,757

DISTRIBUTIONS PAID
------------------------------------------------------------------------------
Dividends from net investment income               $7,852               $8,047 a,b

TRANSACTIONS IN FUND SHARES
------------------------------------------------------------------------------
                                   11/1/04-10/31/05         11/1/03-10/31/04
                                 SHARES        VALUE      SHARES        VALUE

Shares sold                       4,139      $55,417       3,721      $47,654
Shares reinvested                   560        7,474         602        7,647
Shares redeemed             +    (4,489)     (60,077)     (5,185)     (66,455) c
                            --------------------------------------------------
NET TRANSACTIONS IN
 FUND SHARES                        210      $2,814         (862)    ($11,154)

SHARES OUTSTANDING AND NET ASSETS
------------------------------------------------------------------------------
                                  11/1/04-10/31/05         11/1/03-10/31/04
                                 SHARES   NET ASSETS      SHARES   NET ASSETS


Beginning of period              22,169    $290,158       23,031     $288,602
Total increase
or decrease                 +       210      10,213         (862)       1,556 d
                            --------------------------------------------------
END OF PERIOD                    22,379    $300,371       22,169     $290,158 e

  Unless stated, all numbers x 1,000.

  UNAUDITED

a For corporations, 16% of the fund's dividends for the report period qualify for the dividends-received deduction.

  The fund designates $1,730 of the dividend distribution for the fiscal year ended 10/31/05 as qualified dividends for the purpose of the maximum rate under Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2006 via IRS Form 1099 of the amounts for use in preparing their 2005 income tax return.

b The tax-basis components of distributions paid are:

  CURRENT PERIOD

  Ordinary income           $7,852
  Long-term capital gains      $--

  PRIOR PERIOD

  Ordinary income           $8,047
  Long-term capital gains      $--

c For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

  CURRENT PERIOD                $3

  Dollar amounts are net of the redemption fee proceeds.

d Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

e Includes distributable net investment income in the amount of $601 and $372 at the end of the current period and prior period, respectively.


56 See financial notes.

SCHWAB MARKETTRACK PORTFOLIOS

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB CAPITAL TRUST, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE FUNDS OFFER ONE SHARE CLASS. Shares are bought and sold at net asset value
(NAV), which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other fund operations and policies that may affect a fund's financials, as described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS PAY DIVIDENDS from net investment income and make distributions from net capital gains once a year, except for the Conservative Portfolio, which makes income distributions quarterly.

THE FUNDS MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required ("due to/from broker").

THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Capital Trust. The funds discussed in this report are highlighted.

SCHWAB CAPITAL TRUST organized May 7, 1993
  Schwab S&P 500 Index Fund
  Schwab Institutional Select S&P 500 Fund
  Schwab Small-Cap Index Fund
  Schwab Total Stock Market Index Fund
  Schwab International Index Fund
  SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO
  SCHWAB MARKETTRACK GROWTH PORTFOLIO
  SCHWAB MARKETTRACK BALANCED PORTFOLIO
  SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
  Laudus U.S. MarketMasters Fund
  Laudus Balanced MarketMasters Fund
  Laudus Small-Cap MarketMasters Fund
  Laudus International MarketMasters Fund
  Schwab Premier Equity Fund
  Schwab Core Equity Fund
  Schwab Dividend Equity Fund
  Schwab Large-Cap Growth Fund
  Schwab Small-Cap Equity Fund
  Schwab Hedged Equity Fund
  Schwab Financial Services Fund
  Schwab Health Care Fund
  Schwab Technology Fund
  Schwab Target 2010 Fund
  Schwab Target 2020 Fund
  Schwab Target 2030 Fund
  Schwab Target 2040 Fund
  Schwab Retirement Income Fund

SCHWAB MARKETTRACK PORTFOLIOS

THE FUNDS PAY FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index.

Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. The percentages of fund shares of other related funds owned are shown in each fund's Statement of Assets and Liabilities.

The funds may make direct transactions with certain other Schwab Funds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds(R). All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds(R).

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

                                              AMOUNT                    WEIGHTED
                                            OUTSTANDING     AVERAGE     AVERAGE
                                            AT 10/31/05    BORROWING*   INTEREST
FUND                                        ($ x 1,000)   ($ x 1,000)   RATE*(%)
--------------------------------------------------------------------------------
MARKETTRACK
ALL EQUITY PORTFOLIO                            --            330         4.03
--------------------------------------------------------------------------------
MARKETTRACK
GROWTH PORTFOLIO                                --            328         3.90
--------------------------------------------------------------------------------
MARKETTRACK
BALANCED PORTFOLIO                              --            405         2.97
--------------------------------------------------------------------------------
MARKETTRACK
CONSERVATIVE PORTFOLIO                          --            218         3.45
--------------------------------------------------------------------------------

* Based on the number of days for which the borrowing is outstanding.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it

SCHWAB MARKETTRACK PORTFOLIOS

is not required to pay federal income tax. The net investment income and net realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of losses on wash sales.

UNDER THE FUNDS' ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUNDS. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THE SECURITIES IN THEIR PORTFOLIOS EVERY BUSINESS DAY. The funds use the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

- SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE or when a significant event has occurred between the time of the security's last close and the time that a fund calculates net asset value: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price.

- FUTURES AND FORWARDS: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day's exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- UNDERLYING FUNDS: Valued at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNT is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

SCHWAB MARKETTRACK PORTFOLIOS

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

SCHWAB MARKETTRACK PORTFOLIOS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio, and Schwab MarketTrack Conservative Portfolio (constituting four funds of Schwab Capital Trust, hereafter referred to as the "Funds") at October 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, California
December 16, 2005

INVESTMENT ADVISORY AGREEMENT APPROVAL

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Capital Trust (the "Trust") and CSIM (the "Agreement") with respect to existing funds in the Trust, operating as of December 31 of the previous year, including the Schwab MarketTrack All Equity Portfolio, the Schwab MarketTrack Growth Portfolio, the Schwab MarketTrack Balanced Portfolio and the Schwab MarketTrack Conservative Portfolio, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive memoranda from counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from their counsel, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

At the May 24, 2005 meeting of the Board, the trustees, including a majority of the Independent Trustees, approved the renewal of the Agreement for an additional one year period. The Board's approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund's investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund's expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. ("Schwab"), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM's personnel, experience, track record and compliance program. The trustees also considered the fact that Schwab's extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds. The trustees also considered Schwab's excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds' investors are also brokerage clients of Schwab, and that CSIM and its affiliates are uniquely positioned to provide services and support to the funds and such shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

FUND PERFORMANCE. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both market risk and shareholder risk expectations for such fund. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

FUND EXPENSES. With respect to the funds' expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund's net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the unique legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

PROFITABILITY. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management's profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

ECONOMIES OF SCALE. The trustees considered the existence of any economies of scale and whether those are passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM's agreement to contractual investment advisory fee schedules which include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEES AND OFFICERS

     A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

     Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

     Each of the 56 Schwab Funds belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDEPENDENT TRUSTEES

NAME AND
YEAR OF BIRTH        TRUSTEE SINCE              MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
----------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER   2000 (all trusts).         Chairman, JDN Corp. Advisory LLC (real estate); Trustee, Stanford University,
1960                                            America First Cos., Omaha, NE (venture capital/fund management), Redwood Trust,
                                                Inc. (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                (research), PMI Group, Inc. (mortgage insurance), Lucile Packard Children's
                                                Hospital; Director, Pacific Life Insurance Company (insurance); Trustee, Laudus
                                                Trust and Laudus Variable Insurance Trust. 2 Until 2001: Stanford University,
                                                Special Advisor to the President. From 1996-2001: Stanford University, Vice
                                                President of Business Affairs, Chief Financial Officer.
----------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD    Family of Funds, 1989;     Chief Executive Officer, Dorward & Associates (corporate management, marketing
1931                 Investments, 1991;         and communications consulting). Until 1999: Executive Vice President, Managing
                     Capital Trust, 1993;       Director, Grey Advertising San Francisco. Until 1996: President, Chief Executive
                     Annuity Portfolios,1994.   Officer, Allen & Dorward Advertising.

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 This includes 10 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust.

INDEPENDENT TRUSTEES continued

NAME AND
YEAR OF BIRTH        TRUSTEE SINCE              MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER    2000 (all trusts).         Until February 2004 , Co-Chief Executive Officer, Aphton Corporation
1941                                            (bio-pharmaceuticals). Prior to August 1998, Dean of the Haas School of Business,
                                                University of California, Berkeley (higher education).

                                                Director, Aphton Corporation (bio-pharmaceuticals), Mission West Properties
                                                (commercial real estate), Stratex Networks (network equipment), TOUSA (home building), Genitope Corp. (bio-pharmaceuticals), Pacific Stock & Option Exchange;
                                                Non-Executive Chairman, Solectron Corporation (manufacturing); Trustee, Laudus Trust and Laudus Variable Insurance Trust. 3
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES     Family of Funds, 1989;     Chairman, Chief Executive Officer, Director, Semloh Financial, Inc. (international
1931                 Investments, 1991;         financial services and investment advisory firm).
                     Capital Trust, 1993;
                     Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH      2000 (all trusts).         Since 1990, Chairman and Chief Executive Officer and founder of Smith Graham & Co.
1950                                            (investment advisors).

                                                Director, Cooper Industries (electrical products, tools and hardware), Chairman,
                                                Texas Southern University Foundation; Executive Committee & Board Member, MD
                                                Anderson Cancer Center; Chairman of the audit committee of Northern Border
                                                Partners, M.L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS   Family of Funds, 1989;     Managing Partner, D.R. Stephens & Co. (investments). Until 1996: Chairman, Chief
1938                 Investments, 1991;         Executive Officer, North American Trust (real estate investment trust).
                     Capital Trust, 1993;
                     Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY    Family of Funds, 1989;     Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment
1943                 Investments, 1991;         and management, and other investments).
                     Capital Trust, 1993;
                     Annuity Portfolios, 1994.

3 This includes 10 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust.

INTERESTED TRUSTEES

NAME AND              TRUST POSITION(S);
YEAR OF BIRTH         TRUSTEE SINCE            MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
----------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 4   Chairman, Trustee:       Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation,
1937                  Family of Funds, 1989;   Charles Schwab & Co., Inc.; Chairman and Director, Charles Schwab Investment
                      Investments, 1991;       Management, Inc. Charles Schwab Bank, National Association; Chairman and Chief
                      Capital Trust, 1993;     Executive Officer, Schwab (SI) Holdings Inc. I, Schwab International Holdings,
                      Annuity Portfolios,      Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc.; Director,
                      1994.                    U.S. Trust Company, National Association, U.S. Trust Corporation, United States
                                               Trust Company of New York. Until 5/03, Co-Chief Executive Officer, The Charles
                                               Schwab Corporation.

                                               Trustee, Charles and Helen Schwab Foundation; Chairman, All Kinds of Minds
                                               Institute (education), Stanford University; Chairman and Director, Charles
                                               Schwab Foundation; Chairman of the Finance Committee, San Francisco Museum of
                                               Modern Art.
----------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK 4     Trustee, 2005            Executive Vice President and President, Asset Management Products & Services
1954                  (all trusts).            Enterprise, Charles Schwab & Co., Inc.; Director, Charles Schwab Asset
                                               Management (Ireland) Limited. From 9/02 to 7/04, Mr. Merk was President and
                                               Chief Executive Officer, Charles Schwab Investment Management, Inc. and
                                               Executive Vice President, Charles Schwab & Co., Inc. Prior to 9/02, Mr. Merk
                                               was President and Chief Investment Officer, American Century Investment
                                               Management, and Director, American Century Companies, Inc. (6/01 to 8/02);
                                               Chief Investment Officer, Fixed, American Century Companies, Inc. (1/97 to 6/01).

OFFICERS OF THE TRUST

NAME AND
YEAR OF BIRTH         TRUST OFFICE(S) HELD     MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
----------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER       President, Chief         Executive Vice President, President, Director, Charles Schwab Investment
1955                  Executive Officer        Management, Inc. Vice President, Laudus Trust and Laudus Variable Insurance
                      (all trusts).            Trust. Until 7/04: Senior Vice President for Development and Distribution,
                                               Asset Management Products & Services Enterprise. Until 6/03: Executive Vice
                                               President, Chief Financial Officer, Chief Administrative Officer, U.S. Trust.
----------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD       Senior Vice President,   Senior Vice President, Chief Investment Officer, Director, Charles Schwab
1955                  Chief Investment         Investment Management, Inc.; Chief Investment Officer, The Charles Schwab Trust Co.
                      Officer (all trusts).

4 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of the Charles Schwab Corporation.

OFFICERS OF THE TRUST continued

   NAME AND
 YEAR OF BIRTH        TRUST OFFICE(S) HELD     MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
----------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS        Senior Vice President,   Senior Vice President and Chief Investment Officer, Fixed Income, Charles
1959                  Chief Investment         Schwab Investment Management, Inc. Until 6/04: Vice President, Charles Schwab
                      Officer (all trusts).    Investment Management, Inc.
----------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER      Senior Vice President,   Senior Vice President, Chief Investment Officer, Equities, Charles Schwab
1963                  Chief Investment         Investment Management, Inc.; Vice President, Chief Investment Officer, Laudus Trust
                      Officer (all trusts).    and Laudus Variable Insurance Trust. Until 5/04: Vice President, Charles Schwab
                                               Investment Management, Inc.
----------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE      Chief Compliance         Senior Vice President, Institutional Compliance and Chief Compliance Officer,
1960                  Officer (all trusts).    Charles Schwab Investment Management, Inc.; Chief Compliance Officer, Laudus Trust
                                               and Laudus Variable Insurance Trust. Until 9/03: Vice President, Charles Schwab &
                                               Co., Inc. and Charles Schwab Investment Management, Inc. Until 2002: Vice President,
                                               Internal Audit, Charles Schwab & Co., Inc.
----------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON        Secretary (all           Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab
1961                  trusts).                 Investment Management, Inc.; Senior Vice President and Deputy General Counsel,
                                               Charles Schwab & Co., Inc. Prior to 6/98, Branch Chief in Enforcement at U.S.
                                               Securities and Exchange Commission in San Francisco.
----------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA        Treasurer, Principal     Senior Vice President and Chief Financial Officer, Charles Schwab Investment
1964                  Financial Officer        Management, Inc.; Director, Charles Schwab Asset Management (Ireland) Limited.
                      (all trusts)             From 12/99 to 11/04, Senior Vice President, Financial Reporting, Charles Schwab &
                                               Co., Inc.

GLOSSARY

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500(R)). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

The industry/sector classification of the funds' portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

NOTES

NOTES

NOTES

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood,CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab Institutional Select(R) S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Premier Equity Fund(TM)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Large-Cap Growth Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS

Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co. , Inc. (Schwab)

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2005 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

MFR13813-08

ANNUAL REPORT                                                [LAUDUS FUNDS LOGO]
October 31, 2005

                                                         COMMAND PERFORMANCE(TM)

LAUDUS MARKETMASTERS FUNDS(TM)

Laudus U.S. MarketMasters Fund(TM)

Laudus Balanced MarketMasters Fund(TM)

Laudus Small-Cap MarketMasters Fund(TM)

Laudus International MarketMasters Fund(TM)

      Four distinct Funds, each combining the expertise of leading investment managers with Schwab's overall supervision.

IN THIS REPORT

   Management's Discussion .................................................   1

   Performance and Fund Facts
     Laudus U.S. MarketMasters Fund(TM) ............................   6
     Laudus Balanced MarketMasters Fund(TM) ........................   9
     Laudus Small-Cap MarketMasters Fund(TM) .......................  12
     Laudus International MarketMasters Fund(TM) ...................  15

   Fund Expenses ...........................................................  18

   Financial Statements
     Laudus U.S. MarketMasters Fund(TM) ............................  20
     Laudus Balanced MarketMasters Fund(TM) ........................  29
     Laudus Small-Cap MarketMasters Fund(TM) .......................  45
     Laudus International MarketMasters Fund(TM) ...................  55

   Financial Notes .........................................................  69

   Investment Advisory and
   Sub-Advisory Agreement Approval .........................................  76

   Trustees and Officers ...................................................  80

   Glossary ................................................................  84

--------------------------------------------------------------------------------
Select Shares(R) are available for the MarketMasters Funds(TM)

The Laudus MarketMasters Funds offer Select Shares, a share class that carries lower expenses than Investor Shares(TM) in exchange for higher investment minimums. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab or your broker dealer to perform a tax-free interclass exchange into Select Shares.

To learn more, please see the Funds' prospectus at WWW.LAUDUS.COM. Or, call
1.800.435.4000 to order a prospectus or to speak with a representative.

The Laudus Group of Funds includes the Laudus Rosenberg Funds, which are part of the Laudus Trust and distributed by ALPS Distributor, Inc., and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc. Charles Schwab & Co., Inc. (member SIPC) serves as dealer for the Laudus Funds.

The industry/sector classification of the funds' portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

MANAGEMENT'S DISCUSSION for the year ended October 31, 2005

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. (CSIM). She joined the firm in 1992 and has held a variety of executive positions at Schwab.

[PHOTO OF JANA D. THOMPSON]

JANA D. THOMPSON is President and CEO of Laudus Funds. Prior to joining Charles Schwab & Co., Inc. in 2000, she enjoyed a 16-year career in asset management and client services.

Dear Shareholder,

We're pleased to bring you the annual report for the Laudus MarketMasters Funds for the one-year period ended October 31, 2005. Despite the volatility in equity markets, these funds all enjoyed positive returns and all but one outperformed their respective benchmarks.

As part of the Laudus Funds Group, the Laudus MarketMasters Funds provide individual investors access to the proven expertise of an extraordinary line-up of portfolio managers and the ongoing oversight of Charles Schwab Investment Management, Inc. (CSIM). Each fund is managed by sub-advisors carefully selected by CSIM on the basis of their constant performance records, industry leadership and innovation.

These funds take advantage of the strengths of their sub-advisors by bringing together a variety of investment styles under a disciplined approach. We would like to specifically highlight the Laudus International MarketMasters Fund. The Fund assets grew to over $1 billion, and it delivered top decile performance in its category for the one-year period ended October 31, 2005. 1 We are proud of the fund's record and its success among its peers.

We continue to search for ways to offer you more choices and tremendous value. Your trust is very important to us and we at Laudus Funds will do all we can to maintain that trust. Thank you for investing with us.

Sincerely,

/s/ Evelyn Dilsaver

/s/ Jana D. Thompson

  Performance data quoted represents past performance and does not indicate future results. Visit Schwab.com for month-end performance information. Current performance may be lower or higher. Investment value will fluctuate, and shares, when redeemed, may be worth more or less than original cost.

1 Source: Lipper International Multi-Cap Growth Funds. Rankings for the Investor and Select Share for the one-year period were, respectively, #14 and #13 out of 180 funds; for the three-year period, Investor Shares ranked #5 out of 155 funds; and for the five-year period, Investor Shares ranked #17 out of 109 funds. Lipper, Inc. rankings are based on average annual total returns not including sales charges.


                                                    Laudus MarketMasters Funds 1

MANAGEMENT'S DISCUSSION continued

[PHOTO OF JEFFREY MORTIMER AND KIMBERLY FORMON]

JEFFREY MORTIMER, CFA, senior vice president and chief investment officer, equities, of the investment adviser, has overall responsibility for the management of the Funds. Prior to joining the firm in 1997, he worked for nine years in asset allocation and manager selection.

KIMBERLY FORMON, CFA, a director and portfolio manager of the investment adviser, co-manages the Funds. Prior to joining the firm in 1999, she worked for 10 years in equity and fixed-income analysis.

THE INVESTMENT ENVIRONMENT AND THE FUNDS

Despite a turbulent year in the news, the markets remained in a steady growth mode and ended the one-year report period with positive results. Oil prices hit all-time highs and the Federal Reserve continued to raise short-term interest rates to curb inflationary pressures, raising the Fed Funds Target eight consecutive times in the one-year report period. The moves had a limited impact on overall economic growth, due primarily to the record-low level of interest rates from which the increases began.

Despite concerns of high energy prices, which remained a significant headwind for economic performance throughout the period, corporate earnings remained strong throughout the year. Additionally, with the unemployment rate hovering around 5% and GDP growth around 3.6%, job and income growth remained positive and investors remained optimistic. Productivity gains and more restrictive monetary policy kept a lid on core inflation. The productivity gains, coupled with foreign investors buying large amounts of U.S. government securities, helped contain increases in long-term interest rates. These conditions caused the dollar to rally, which took pressure off the price of imported goods.

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

 8.72%  S&P 500(R) INDEX: measures U.S. large-cap stocks

12.08%  RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

18.09% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

 1.13%  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

[LINE GRAPH]

                 LEHMAN BROTHERS                       RUSSELL          MSCI-
                  U.S. AGGREGATE       S&P 500(R)      2000(R)         EAFE(R)
                   BOND INDEX            INDEX          INDEX           INDEX
31-Oct-04             0.00                0.00          0.00             0.00
07-Nov-04            -0.52                3.21          3.53             3.71
14-Nov-04            -0.49                4.88          6.60             4.81
21-Nov-04            -0.40                3.69          5.15             5.92
28-Nov-04            -0.47                4.81          8.21             6.96
05-Dec-04            -0.38                5.62         10.13             8.68
12-Dec-04             0.13                5.37          8.44             5.79
19-Dec-04            -0.05                5.95         10.16             7.36
26-Dec-04             0.02                7.40         11.44            10.52
02-Jan-05             0.12                7.59         11.89            11.52
09-Jan-05            -0.09                5.35          5.32             8.50
16-Jan-05             0.27                5.22          6.07             8.74
23-Jan-05             0.68                3.75          4.98             7.81
30-Jan-05             0.70                4.08          5.33             8.68
06-Feb-05             1.05                6.95          9.55            10.43
13-Feb-05             1.03                7.23          9.11            11.16
20-Feb-05             0.51                6.94          8.33            12.75
27-Feb-05             0.47                7.86          9.63            13.40
06-Mar-05             0.44                8.86         10.92            15.44
13-Mar-05            -0.43                6.96          7.84            15.54
20-Mar-05            -0.34                6.04          7.13            14.06
27-Mar-05            -0.79                4.42          5.88            11.43
03-Apr-05            -0.16                4.59          5.31            11.55
10-Apr-05            -0.28                5.37          5.20            12.02
17-Apr-05             0.55                1.95          0.06            10.11
24-Apr-05             0.78                2.81          1.57            10.36
01-May-05             0.98                3.28         -0.15             8.71
08-May-05             0.79                4.60          2.83            10.65
15-May-05             1.27                3.14          0.36             8.08
22-May-05             1.34                6.33          5.10             8.34
29-May-05             1.73                7.22          6.42             9.41
05-Jun-05             2.23                7.01          7.02             9.48
12-Jun-05             1.96                7.23          8.07             9.40
19-Jun-05             1.94                8.95         11.20            11.36
26-Jun-05             2.67                6.70          8.83            10.42
03-Jul-05             2.25                7.01         11.08             9.74
10-Jul-05             2.07                8.60         14.40             9.31
17-Jul-05             1.96               10.06         14.69            11.35
24-Jul-05             1.84               10.59         17.12            12.34
31-Jul-05             1.70               10.68         17.49            13.59
07-Aug-05             1.25               10.02         14.58            14.44
14-Aug-05             1.94               10.44         14.14            18.32
21-Aug-05             2.10                9.54         12.85            16.11
28-Aug-05             2.25                8.24         12.20            16.21
04-Sep-05             3.04                9.47         14.77            19.45
11-Sep-05             2.68               11.60         17.33            20.67
18-Sep-05             2.20               11.33         16.32            20.04
25-Sep-05             2.28                9.32         13.47            18.92
02-Oct-05             1.94               10.56         15.67            21.65
09-Oct-05             1.89                7.66         11.63            19.16
16-Oct-05             1.35                6.84          9.71            18.26
23-Oct-05             1.86                6.22          9.65            15.53
30-Oct-05             1.09                7.95         10.12            16.68
31-Oct-05             1.13                8.72         12.08            18.09

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Source of Sector Classification: S&P and MSCI.


2 Laudus MarketMasters Funds

The big news for the past few months was the impact of Hurricanes Katrina and Rita. The devastation caused by these storms was particularly heavy with respect to the energy infrastructure in the South. Oil prices rose sharply in the aftermath of the hurricanes, with crude oil peaking above $71 per barrel in early September. However, a quick action by the federal government to release Strategic Petroleum Reserves and soften oil demand led to a subsequent decline off that peak. While the full economic effect of the hurricanes was unknown at the end of the report period, the damage appears to be limited to the regions in the hurricanes' path and to the energy infrastructures in the area.

Another significant event that occurred during the report period was the appointment of Ben Bernanke to succeed Alan Greenspan as Chairman of the Federal Reserve Board. Although he has not yet been confirmed into office, Bernanke's experience on the Federal Open Market Committee and his expertise in monetary economics has eased the concerns of the markets and caused investors to expect a smooth transition.

Despite tragic hurricanes, rising interest rates, and soaring energy prices, the funds and their respective benchmarks held up well. The S&P 500 Index 1 posted gains of 8.72% for the one-year period ending on October 31, 2005 while the Russell 2000 Index also displayed a positive return of 12.08%. As improving fundamentals and attractive valuations have strengthened investor interest in emerging markets, the MSCI EAFE (Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East) Index also had an impressive return of 18.09% for the one-year report period.

Although bonds did not fare nearly as well as equities this period, performance was still positive, up by 1.13%, as measured by the Lehman Brothers U.S. Aggregate Bond Index. This differential is not unusual, given that we were in the midst of an economic recovery during the period. When the economy is strong and job growth is robust, investors expect to see inflation, which generally leads to higher interest rates and ultimately brings down prices for bonds. In summary, the markets have seen quite a few events with the potential to diminish investor confidence, but as of the end of the period, significant negative impacts had not materialized.

Source of Sector Classification: S&P and MSCI.


                                                    Laudus MarketMasters Funds 3

MANAGEMENT'S DISCUSSION continued

PERFORMANCE AT A GLANCE

Total return for the 12 months ended 10/31/05

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/MARKETMASTERS.

LAUDUS U.S.
MARKETMASTERS FUND(TM)

Investor Shares  ...........................      9.32%
Select Shares(R) ...........................      9.50%
Benchmark ..................................      8.72%
Fund Category 1 ............................      9.53%

Performance Details ........................  pages 6-7

LAUDUS BALANCED
MARKETMASTERS FUND(TM)

Investor Shares  ..........................       8.92%
Select Shares .............................       9.11%
Benchmark .................................       5.73%
Fund Category 1 ...........................       7.62%

Performance Details .......................  pages 9-10

LAUDUS SMALL-CAP
MARKETMASTERS FUND(TM)

Investor Shares ..........................        9.85%
Select Shares ............................       10.01%
Benchmark ................................       12.08%
Fund Category 1 ..........................       13.72%

Performance Details ......................  pages 12-13

LAUDUS INTERNATIONAL
MARKETMASTERS FUND(TM)

Investor Shares ..........................       23.75%
Select Shares ............................       23.90%
Benchmark ................................       18.09%
Fund Category 1 ..........................       17.27%

Performance Details ......................  pages 15-16

THE LAUDUS U.S. MARKETMASTERS FUND returned 9.32% versus its benchmark, the S&P 500 Index, which was up 8.72% for the one-year period. Thornburg Investment Management, Inc., with a large-cap blend focus, had a positive impact on the fund, as a result of having the largest allocation of fund assets coupled with its outperformance versus the S&P 500 Index. Gardner Lewis Asset Management Limited Partnership, whose focus is growth, nearly matched the Russell 1000 Growth Index but was a slight drag on fund performance as value was favored over growth during this period. Harris Associates Limited Partnership, the fund's large cap value manager, fell short of outperforming the Russell 1000 Value Index as a result of poor sector allocation, namely to Consumer Discretionary and Energy. TCW Investment Management Company's underperformance relative to the Russell Mid-Cap Index was largely driven by weak stock selection in Health Care, Information Technology and Consumer Discretionary sectors.

THE LAUDUS BALANCED MARKETMASTERS FUND returned 8.92%, outperforming the Balanced Blended Index (60/40 S&P500/Lehman Aggregate), which returned 5.73%. The fund was overweight in stocks for the one-year period, as we believed stocks would have the potential for higher returns. This overweight helped the fund's performance. TCW Investment Management Company, whose focus is on large-cap value stocks, performed particularly well due to positive stock selection in almost all sectors. Gardner Lewis Asset Management Limited Partnership came in slightly ahead of the Russell 1000 Growth Index, but hurt fund performance slightly as value continued to outperform growth. Although Janus Capital Management LLC / Perkins, Wolf, McDonnell and Company, LLC, who focuses on mid-cap stocks, underperformed its Russell Mid-Cap Value benchmark, the firm still added to performance as mid-cap stocks performed better than large- or small-cap stocks over the one-year period. On the fixed-income side, PIMCO (Pacific Investment Management Company LLC) outperformed the Lehman Brothers U.S. Aggregate Bond Index for the one-year period.

Source of Sector Classification: S&P and MSCI. All Fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the Funds' total returns would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.

1 Source for category information: Morningstar, Inc.


4 Laudus MarketMasters Funds

THE LAUDUS SMALL-CAP MARKETMASTERS FUND was up 9.85% for the one-year period, underperforming its benchmark, the Russell 2000 Index, which returned 12.08%. The outperformance by two of the sub-advisors relative to their respective benchmarks was not enough to overcome the results of weak stock and sector selection in the other two sub-advisors. Notably, Veredus Asset Management LLC outperformed its Russell 2000 Growth benchmark as did Tocqueville Asset Management Company who outperformed its Russell 2000 benchmark. Strong selection was the driver of outperformance for both managers. On the other hand, weak stock and sector selection detracted from the performance of TAMRO Capital Partners, LLC and TCW Investment Management Company, which underperformed their respective Russell 2000 Value and Russell Mid-Cap Value benchmarks. This underperformance detracted from the fund's performance as the two value indices' returns beat Russell 2000 and Russell Growth index returns for the one-year period.

THE LAUDUS INTERNATIONAL MARKETMASTERS FUND was up 23.75% for the one-year period, outperforming its benchmark, the MSCI EAFE, which was up 18.09%. All four sub-advisors performed well during this period, with American Century Global Investment Management, Inc. (American Century) as a positive outlier. American Century returned 42.85% for the one-year versus 18.12% for the MSCI EAFE Index. This outperformance can be attributed to solid stock selection in eight out of the ten sectors. Robust stock selection was a continuing theme in the other sub-advisors for this Fund. Artisan Partners Limited Partnership and Harris Associates Limited Partnership's outperformance were also driven by stock selection, specifically within the Financials sector. William Blair & Company LLC was also helped by solid stock selection in Consumer Discretionary, Financials, Health Care and Information Technology.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


                                                    Laudus MarketMasters Funds 5

LAUDUS U.S. MARKETMASTERS FUND(TM)

INVESTOR SHARES PERFORMANCE as of 10/31/05

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the Fund with a benchmark and the Fund's Morningstar category.

[BAR CHART]

                                Fund:
                           INVESTOR SHARES                      Fund Category:
                            Ticker Symbol:     Benchmark:        MORNINGSTAR
                               SWOGX        S&P 500(R) INDEX   LARGE-CAP BLEND
1 YEAR                         9.32%             8.72%              9.53%
5 YEARS                       -0.94%            -1.73%             -1.41%
SINCE INCEPTION: 11/18/96      5.94%             7.30%              6.37%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/MARKETMASTERS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the Fund, compared with a similar investment in a benchmark.

$16,766 INVESTOR SHARES

$18,801 S&P 500(R) INDEX

[LINE GRAPH]

                     INVESTOR SHARES          S&P 500(R) INDEX
18-Nov-96                $10,000                  $10,000
30-Nov-96                $10,120                  $10,271
31-Dec-96                $10,077                  $10,068
31-Jan-97                $10,371                  $10,696
28-Feb-97                $10,310                  $10,780
31-Mar-97                $10,016                  $10,338
30-Apr-97                $10,229                  $10,955
31-May-97                $10,848                  $11,621
30-Jun-97                $11,274                  $12,141
31-Jul-97                $11,841                  $13,106
31-Aug-97                $11,547                  $12,372
30-Sep-97                $12,145                  $13,049
31-Oct-97                $11,760                  $12,613
30-Nov-97                $11,750                  $13,197
31-Dec-97                $11,927                  $13,424
31-Jan-98                $11,959                  $13,573
28-Feb-98                $12,622                  $14,552
31-Mar-98                $13,146                  $15,297
30-Apr-98                $13,242                  $15,452
31-May-98                $13,135                  $15,186
30-Jun-98                $13,306                  $15,802
31-Jul-98                $13,135                  $15,635
31-Aug-98                $11,639                  $13,377
30-Sep-98                $11,745                  $14,235
31-Oct-98                $12,216                  $15,392
30-Nov-98                $12,814                  $16,325
31-Dec-98                $13,734                  $17,265
31-Jan-99                $14,255                  $17,987
28-Feb-99                $13,712                  $17,427
31-Mar-99                $14,266                  $18,124
30-Apr-99                $14,830                  $18,826
31-May-99                $14,487                  $18,381
30-Jun-99                $15,118                  $19,402
31-Jul-99                $14,919                  $18,796
31-Aug-99                $14,896                  $18,702
30-Sep-99                $14,819                  $18,190
31-Oct-99                $15,560                  $19,341
30-Nov-99                $16,557                  $19,734
31-Dec-99                $18,630                  $20,897
31-Jan-00                $17,808                  $19,848
29-Feb-00                $19,681                  $19,472
31-Mar-00                $19,516                  $21,376
30-Apr-00                $18,086                  $20,733
31-May-00                $17,289                  $20,308
30-Jun-00                $18,263                  $20,809
31-Jul-00                $17,922                  $20,485
31-Aug-00                $18,997                  $21,757
30-Sep-00                $18,213                  $20,608
31-Oct-00                $17,580                  $20,522
30-Nov-00                $16,099                  $18,905
31-Dec-00                $16,401                  $18,997
31-Jan-01                $16,873                  $19,672
28-Feb-01                $15,516                  $17,878
31-Mar-01                $14,690                  $16,744
30-Apr-01                $15,855                  $18,045
31-May-01                $15,782                  $18,166
30-Jun-01                $15,634                  $17,725
31-Jul-01                $15,206                  $17,551
31-Aug-01                $14,557                  $16,452
30-Sep-01                $13,186                  $15,123
31-Oct-01                $13,569                  $15,412
30-Nov-01                $14,602                  $16,594
31-Dec-01                $14,979                  $16,740
31-Jan-02                $14,696                  $16,496
28-Feb-02                $14,324                  $16,177
31-Mar-02                $14,801                  $16,785
30-Apr-02                $14,146                  $15,768
31-May-02                $13,848                  $15,652
30-Jun-02                $12,716                  $14,537
31-Jul-02                $11,495                  $13,405
31-Aug-02                $11,570                  $13,492
30-Sep-02                $10,453                  $12,025
31-Oct-02                $11,138                  $13,084
30-Nov-02                $12,135                  $13,854
31-Dec-02                $11,316                  $13,041
31-Jan-03                $11,123                  $12,699
28-Feb-03                $10,959                  $12,509
31-Mar-03                $11,093                  $12,630
30-Apr-03                $12,254                  $13,671
31-May-03                $13,252                  $14,391
30-Jun-03                $13,475                  $14,575
31-Jul-03                $13,773                  $14,832
31-Aug-03                $14,250                  $15,121
30-Sep-03                $13,878                  $14,961
31-Oct-03                $14,801                  $15,808
30-Nov-03                $15,128                  $15,947
31-Dec-03                $15,679                  $16,782
31-Jan-04                $16,007                  $17,091
29-Feb-04                $16,185                  $17,329
31-Mar-04                $15,992                  $17,067
30-Apr-04                $15,471                  $16,799
31-May-04                $15,694                  $17,029
30-Jun-04                $15,858                  $17,360
31-Jul-04                $14,920                  $16,785
31-Aug-04                $14,696                  $16,852
30-Sep-04                $14,920                  $17,034
31-Oct-04                $15,337                  $17,295
30-Nov-04                $15,977                  $17,995
31-Dec-04                $16,573                  $18,607
31-Jan-05                $16,156                  $18,153
28-Feb-05                $16,424                  $18,534
31-Mar-05                $16,290                  $18,206
30-Apr-05                $15,739                  $17,860
31-May-05                $16,409                  $18,428
30-Jun-05                $16,528                  $18,454
31-Jul-05                $17,138                  $19,141
31-Aug-05                $17,019                  $18,966
30-Sep-05                $17,138                  $19,120
31-Oct-05                $16,766                  $18,801

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

  Because the Fund was originally an asset allocation Fund with a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the Fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 Source for category information: Morningstar, Inc.


6 Laudus MarketMasters Funds

LAUDUS U.S. MARKETMASTERS FUND

SELECT SHARES(R) PERFORMANCE as of 10/31/05

TOTAL RETURNS 1, 2

This chart compares performance of the Fund's Select Shares with its benchmark and Morningstar category.

[BAR CHART]

                               Fund:
                           SELECT SHARES                        Fund Category:
                           Ticker Symbol:      Benchmark:         MORNINGSTAR
                               SWMGX        S&P 500(R) INDEX   LARGE-CAP BLEND
1 YEAR                         9.50%              8.72%             9.53%
SINCE INCEPTION: 6/4/04        5.91%              7.51%             7.72%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/MARKETMASTERS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the Fund's Select Shares, compared with a similar investment in its benchmark.

$54,225 SELECT SHARES

$55,384 S&P 500(R) INDEX

[LINE GRAPH]

                    SELECT SHARES            S&P 500(R) INDEX
 4-Jun-04              $50,000                    $50,000
30-Jun-04              $51,150                    $51,139
31-Jul-04              $48,130                    $49,446
31-Aug-04              $47,455                    $49,644
30-Sep-04              $48,175                    $50,180
31-Oct-04              $49,520                    $50,948
30-Nov-04              $51,585                    $53,012
31-Dec-04              $53,505                    $54,814
31-Jan-05              $52,205                    $53,477
28-Feb-05              $53,025                    $54,600
31-Mar-05              $52,640                    $53,633
30-Apr-05              $50,865                    $52,614
31-May-05              $53,025                    $54,287
30-Jun-05              $53,405                    $54,363
31-Jul-05              $55,375                    $56,386
31-Aug-05              $55,040                    $55,872
30-Sep-05              $55,375                    $56,325
31-Oct-05              $54,225                    $55,384

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the Fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 Source for category information: Morningstar, Inc.


                                                    Laudus MarketMasters Funds 7

LAUDUS U.S. MARKETMASTERS FUND

FUND FACTS as of 10/31/05

STYLE ASSESSMENT 1

[GRAPHIC]

                                  INVESTMENT STYLE
                      Value            Blend            Growth
MARKET CAP
  Large                / /              /X/              / /
  Medium               / /              / /              / /
  Small                / /              / /              / /

STATISTICS

NUMBER OF HOLDINGS                                                         159
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $45,449
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 24.9
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.5
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                    83%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2
Investor Shares                                                           $2,500
    ($1,000 for retirement, education and custodial accounts)
Select Shares                                                            $50,000
--------------------------------------------------------------------------------

INVESTMENT MANAGERS AND ALLOCATIONS

                                                                         % OF
INVESTMENT MANAGER                 INVESTMENT STYLE                   NET ASSETS
--------------------------------------------------------------------------------
GARDNER LEWIS                      Large-Cap Growth                     26.8%
ASSET MANAGEMENT L.P. 3
--------------------------------------------------------------------------------
HARRIS ASSOCIATES L.P.             Mid/Large-Cap                        19.5%
                                   Value
--------------------------------------------------------------------------------
TCW INVESTMENT                     Small/Mid-Cap                        20.3%
MANAGEMENT COMPANY                 Blend
--------------------------------------------------------------------------------
THORNBURG INVESTMENT               Large-Cap Blend                      33.1%
MANAGEMENT, INC.
--------------------------------------------------------------------------------

TOP HOLDINGS 4

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)   TIME WARNER, INC.                                                  2.1%
--------------------------------------------------------------------------------
(2)   THE GOLDMAN SACHS GROUP, INC.                                      2.0%
--------------------------------------------------------------------------------
(3)   CAREMARK RX, INC.                                                  1.7%
--------------------------------------------------------------------------------
(4)   NII HOLDINGS, INC.                                                 1.5%
--------------------------------------------------------------------------------
(5)   GOOGLE, INC.                                                       1.5%
--------------------------------------------------------------------------------
(6)   TARGET CORP.                                                       1.5%
--------------------------------------------------------------------------------
(7)   COMCAST CORP., Class A                                             1.4%
--------------------------------------------------------------------------------
(8)   COCA-COLA CO.                                                      1.4%
--------------------------------------------------------------------------------
(9)   NATIONAL SEMICONDUCTOR CORP.                                       1.4%
--------------------------------------------------------------------------------
(10)  CENDANT CORP.                                                      1.3%
--------------------------------------------------------------------------------
     TOTAL                                                              15.8%

SECTOR WEIGHTINGS % of Investments

This chart shows the Fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

19.8%  CONSUMER DISCRETIONARY
19.4%  INFORMATION TECHNOLOGY
17.7%  FINANCIALS
14.6%  HEALTH CARE
 8.6%  INDUSTRIALS
 5.4%  CONSUMER STAPLES
 5.3%  ENERGY
 3.6%  TELECOMMUNICATION SERVICES
 2.3%  MATERIALS
 0.9%  UTILITIES
 2.4%  OTHER

  Portfolio holdings may have changed since the report date. Source of Sector
  Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the Fund based on a ten-factor model for value and growth characteristics. The Fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the Fund's portfolio as of 10/31/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Please see prospectus for further detail and eligibility requirements.

3 Gardner Lewis replaced Eagle Asset Management as of December 27, 2004.

4 This list is not a recommendation of any security by the investment adviser.


8 Laudus MarketMasters Funds

LAUDUS BALANCED MARKETMASTERS FUND(TM)

INVESTOR SHARES PERFORMANCE as of 10/31/05

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the Fund with a benchmark and the Fund's Morningstar category.

[BAR CHART]

                                  Fund:          Benchmark:    Fund Category:
                             INVESTOR SHARES     BALANCED       MORNINGSTAR
                              Ticker Symbol:      BLENDED         MODERATE
                                  SWOBX            INDEX         ALLOCATION
1 YEAR                            8.92%             5.73%           7.62%
5 YEARS                           2.94%             1.77%           2.00%
SINCE INCEPTION: 11/18/96         7.42%             7.27%           6.23%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/MARKETMASTERS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the Fund, compared with a similar investment in a benchmark and two additional indices.

$18,985  INVESTOR SHARES

$18,745  BALANCED BLENDED INDEX

$18,801  S&P 500(R) INDEX

$17,273  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

[LINE GRAPH]

                                BALANCED                         LEHMAN BROTHERS
                INVESTOR         BLENDED         S&P 500(R)       U.S. AGGREGATE
                 SHARES           INDEX            INDEX            BOND INDEX
18-Nov-96        $10,000         $10,000          $10,000            $10,000
30-Nov-96        $10,100         $10,191          $10,271            $10,071
31-Dec-96        $10,059         $10,032          $10,068             $9,977
31-Jan-97        $10,322         $10,420          $10,696            $10,008
28-Feb-97        $10,271         $10,480          $10,780            $10,033
31-Mar-97        $10,018         $10,175          $10,338             $9,922
30-Apr-97        $10,200         $10,600          $10,955            $10,071
31-May-97        $10,676         $11,027          $11,621            $10,166
30-Jun-97        $11,041         $11,376          $12,141            $10,287
31-Jul-97        $11,517         $12,042          $13,106            $10,565
31-Aug-97        $11,284         $11,596          $12,372            $10,475
30-Sep-97        $11,770         $12,046          $13,049            $10,630
31-Oct-97        $11,527         $11,874          $12,613            $10,784
30-Nov-97        $11,558         $12,226          $13,197            $10,834
31-Dec-97        $11,719         $12,401          $13,424            $10,943
31-Jan-98        $11,762         $12,547          $13,573            $11,084
28-Feb-98        $12,251         $13,086          $14,552            $11,075
31-Mar-98        $12,634         $13,506          $15,297            $11,112
30-Apr-98        $12,688         $13,616          $15,452            $11,170
31-May-98        $12,613         $13,527          $15,186            $11,276
30-Jun-98        $12,783         $13,903          $15,802            $11,372
31-Jul-98        $12,677         $13,826          $15,635            $11,396
31-Aug-98        $11,581         $12,718          $13,377            $11,582
30-Sep-98        $11,740         $13,326          $14,235            $11,853
31-Oct-98        $12,092         $13,948          $15,392            $11,790
30-Nov-98        $12,560         $14,487          $16,325            $11,857
31-Dec-98        $13,311         $15,005          $17,265            $11,893
31-Jan-99        $13,693         $15,424          $17,987            $11,977
28-Feb-99        $13,224         $15,028          $17,427            $11,768
31-Mar-99        $13,650         $15,422          $18,124            $11,832
30-Apr-99        $14,130         $15,800          $18,826            $11,870
31-May-99        $13,868         $15,521          $18,381            $11,766
30-Jun-99        $14,326         $16,018          $19,402            $11,728
31-Jul-99        $14,141         $15,691          $18,796            $11,679
31-Aug-99        $14,119         $15,641          $18,702            $11,673
30-Sep-99        $14,119         $15,456          $18,190            $11,808
31-Oct-99        $14,664         $16,066          $19,341            $11,852
30-Nov-99        $15,341         $16,261          $19,734            $11,851
31-Dec-99        $16,742         $16,805          $20,897            $11,794
31-Jan-00        $16,155         $16,276          $19,848            $11,755
29-Feb-00        $17,353         $16,170          $19,472            $11,897
31-Mar-00        $17,390         $17,204          $21,376            $12,054
30-Apr-00        $16,534         $16,874          $20,733            $12,019
31-May-00        $16,033         $16,663          $20,308            $12,013
30-Jun-00        $16,705         $17,048          $20,809            $12,263
31-Jul-00        $16,498         $16,951          $20,485            $12,375
31-Aug-00        $17,341         $17,681          $21,757            $12,554
30-Sep-00        $16,815         $17,165          $20,608            $12,633
31-Oct-00        $16,424         $17,167          $20,522            $12,717
30-Nov-00        $15,508         $16,468          $18,905            $12,925
31-Dec-00        $15,879         $16,639          $18,997            $13,166
31-Jan-01        $16,326         $17,102          $19,672            $13,380
28-Feb-01        $15,502         $16,226          $17,878            $13,497
31-Mar-01        $14,887         $15,641          $16,744            $13,564
30-Apr-01        $15,669         $16,344          $18,045            $13,507
31-May-01        $15,683         $16,449          $18,166            $13,588
30-Jun-01        $15,530         $16,234          $17,725            $13,640
31-Jul-01        $16,748         $16,284          $17,551            $13,945
31-Aug-01        $14,873         $15,747          $16,452            $14,106
30-Sep-01        $13,826         $15,057          $15,123            $14,269
31-Oct-01        $14,133         $15,355          $15,412            $14,568
30-Nov-01        $14,859         $15,977          $16,594            $14,367
31-Dec-01        $15,090         $16,021          $16,740            $14,275
31-Jan-02        $14,933         $15,932          $16,496            $14,390
28-Feb-02        $14,733         $15,810          $16,177            $14,530
31-Mar-02        $15,133         $16,061          $16,785            $14,289
30-Apr-02        $14,919         $15,602          $15,768            $14,566
31-May-02        $14,776         $15,586          $15,652            $14,690
30-Jun-02        $14,219         $14,974          $14,537            $14,817
31-Jul-02        $13,534         $14,347          $13,405            $14,997
31-Aug-02        $13,734         $14,500          $13,492            $15,250
30-Sep-02        $12,963         $13,648          $12,025            $15,497
31-Oct-02        $13,348         $14,343          $13,084            $15,426
30-Nov-02        $13,891         $14,849          $13,854            $15,421
31-Dec-02        $13,659         $14,449          $13,041            $15,741
31-Jan-03        $13,572         $14,227          $12,699            $15,755
28-Feb-03        $13,528         $14,177          $12,509            $15,972
31-Mar-03        $13,557         $14,255          $12,630            $15,959
30-Apr-03        $14,210         $15,007          $13,671            $16,092
31-May-03        $14,906         $15,593          $14,391            $16,391
30-Jun-03        $15,051         $15,701          $14,575            $16,358
31-Jul-03        $15,065         $15,656          $14,832            $15,809
31-Aug-03        $15,428         $15,880          $15,121            $15,913
30-Sep-03        $15,486         $15,947          $14,961            $16,335
31-Oct-03        $16,051         $16,430          $15,808            $16,183
30-Nov-03        $16,327         $16,532          $15,947            $16,222
31-Dec-03        $16,829         $17,119          $16,782            $16,387
31-Jan-04        $17,107         $17,363          $17,091            $16,518
29-Feb-04        $17,386         $17,583          $17,329            $16,697
31-Mar-04        $17,371         $17,476          $17,067            $16,822
30-Apr-04        $16,814         $17,130          $16,799            $16,384
31-May-04        $16,961         $17,243          $17,029            $16,319
30-Jun-04        $17,239         $17,483          $17,360            $16,412
31-Jul-04        $16,755         $17,205          $16,785            $16,574
31-Aug-04        $16,814         $17,378          $16,852            $16,891
30-Sep-04        $17,166         $17,510          $17,034            $16,937
31-Oct-04        $17,430         $17,729          $17,295            $17,079
30-Nov-04        $18,105         $18,103          $17,995            $16,942
31-Dec-04        $18,586         $18,539          $18,607            $17,098
31-Jan-05        $18,202         $18,314          $18,153            $17,206
28-Feb-05        $18,527         $18,502          $18,534            $17,104
31-Mar-05        $18,482         $18,268          $18,206            $17,017
30-Apr-05        $18,157         $18,158          $17,860            $17,247
31-May-05        $18,675         $18,583          $18,428            $17,433
30-Jun-05        $18,852         $18,640          $18,454            $17,529
31-Jul-05        $19,310         $18,988          $19,141            $17,369
31-Aug-05        $19,310         $18,981          $18,966            $17,592
30-Sep-05        $19,354         $18,995          $19,120            $17,411
31-Oct-05        $18,985         $18,745          $18,801            $17,273

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

  Because the Fund originally used a different asset allocation strategy and a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the Fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Balanced Blended Index is composed of 60% S&P 500(R) Index and 40% Lehman Brothers U.S. Aggregate Bond Index.

2 Source for category information: Morningstar, Inc.


                                                    Laudus MarketMasters Funds 9

LAUDUS BALANCED MARKETMASTERS FUND

SELECT SHARES(R) PERFORMANCE as of 10/31/05

TOTAL RETURNS 1, 2

This chart compares performance of the Fund's Select Shares with its benchmark and Morningstar category.

[BAR CHART]

                                 Fund:                            Fund Category:
                             SELECT SHARES        Benchmark:        MORNINGSTAR
                             Ticker Symbol:        BALANCED          MODERATE
                                 SWMBX          BLENDED INDEX       ALLOCATION
1 YEAR                           9.11%               5.73%             7.62%
SINCE INCEPTION: 6/3/04          8.44%               6.01%             7.13%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/MARKETMASTERS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the Fund's Select Shares, compared with a similar investment in its benchmark.

$56,065  SELECT SHARES

$54,296  BALANCED BLENDED INDEX

$54,975  S&P 500(R) INDEX

$53,110  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

[LINE GRAPH]

                                BALANCED                         LEHMAN BROTHERS
                 SELECT          BLENDED        S&P 500(R)        U.S. AGGREGATE
                 SHARES           INDEX           INDEX             BOND INDEX
03-Jun-04        $50,000         $50,000          $50,000             $50,000
30-Jun-04        $50,780         $50,642          $50,761             $50,463
31-Jul-04        $49,395         $49,836          $49,081             $50,962
31-Aug-04        $49,570         $50,337          $49,277             $51,936
30-Sep-04        $50,605         $50,717          $49,809             $52,076
31-Oct-04        $51,385         $51,353          $50,571             $52,513
30-Nov-04        $53,415         $52,437          $52,619             $52,093
31-Dec-04        $54,805         $53,699          $54,408             $52,573
31-Jan-05        $53,715         $53,049          $53,081             $52,904
28-Feb-05        $54,670         $53,592          $54,195             $52,592
31-Mar-05        $54,540         $52,913          $53,236             $52,323
30-Apr-05        $53,585         $52,596          $52,225             $53,030
31-May-05        $55,150         $53,827          $53,885             $53,602
30-Jun-05        $55,675         $53,990          $53,961             $53,897
31-Jul-05        $56,980         $54,999          $55,968             $53,407
31-Aug-05        $57,025         $54,980          $55,459             $54,090
30-Sep-05        $57,155         $55,021          $55,908             $53,533
31-Oct-05        $56,065         $54,296          $54,975             $53,110

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the Fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Balanced Blended Index is composed of 60% S&P 500(R) Index and 40% Lehman Brothers U.S. Aggregate Bond Index.

2 Source for category information: Morningstar, Inc.


10 Laudus MarketMasters Funds

LAUDUS BALANCED MARKETMASTERS FUND

FUND FACTS as of 10/31/05

TOP HOLDINGS 1

                                                                        % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)   FANNIE MAE 5.50%, 09/01/34                                         3.5%
--------------------------------------------------------------------------------
(2)   FANNIE MAE 5.50%, 11/01/34                                         2.0%
--------------------------------------------------------------------------------
(3)   U.S.TREASURY NOTE 3.50%, 02/15/10                                  1.7%
--------------------------------------------------------------------------------
(4)   FANNIE MAE 6.00%, 04/01/35                                         1.7%
--------------------------------------------------------------------------------
(5)   CONOCO PHILLIPS                                                    1.5%
--------------------------------------------------------------------------------
(6)   UK TREASURY GILT 4.75%, 06/07/10                                   1.4%
--------------------------------------------------------------------------------
(7)   U.S.TREASURY NOTE 4.00%, 06/15/09                                  1.4%
--------------------------------------------------------------------------------
(8)   FANNIE MAE 5.50%, 02/01/35                                         1.4%
--------------------------------------------------------------------------------
(9)   HEWLETT PACKARD CO.                                                1.4%
--------------------------------------------------------------------------------
(10)  FANNIE MAE 5.50%, 04/01/35                                         1.4%
--------------------------------------------------------------------------------
    TOTAL                                                               17.4%

STATISTICS

NUMBER OF LONG HOLDINGS                                                    308
--------------------------------------------------------------------------------
NUMBER OF SHORT POSITIONS                                                   6
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $32,452
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 25.8
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.1
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                    283%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2
Investor Shares                                                          $2,500
    ($1,000 for retirement, education and custodial accounts)
Select Shares                                                            $50,000
--------------------------------------------------------------------------------

INVESTMENT MANAGERS AND ALLOCATIONS

                                                                         % OF
INVESTMENT MANAGER                  INVESTMENT STYLE                  NET ASSETS
--------------------------------------------------------------------------------
TCW INVESTMENT                      Large-Cap Value                     33.5%
MANAGEMENT COMPANY 3
--------------------------------------------------------------------------------
GARDNER LEWIS                       Large-Cap Growth                    17.7%
ASSET MANAGEMENT L.P. 4
--------------------------------------------------------------------------------
JANUS CAPITAL                       Mid-Cap Value                       18.0%
MANAGEMENT LLC/
PERKINS, WOLF,
MCDONNELL AND
COMPANY, LLC
--------------------------------------------------------------------------------
PACIFIC INVESTMENT                  Total Return                        30.3%
MANAGEMENT                          Fixed-Income
COMPANY LLC
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS % of Equity Securities

This chart shows the Fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

17.8%  FINANCIALS
17.5%  CONSUMER DISCRETIONARY
16.3%  INFORMATION TECHNOLOGY
14.5%  HEALTH CARE
 9.8%  INDUSTRIALS
 6.5%  ENERGY
 5.7%  CONSUMER STAPLES
 2.9%  TELECOMMUNICATION SERVICES
 2.8%  MATERIALS
 2.1%  UTILITIES
 4.1%  OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 This list is not a recommendation of any security by the investment adviser.

2 Please see prospectus for further detail and eligibility requirements.

3 TCW Investment Management replaced Aronson+Johnson+Ortiz as of November 1,
  2004.

4 Gardner Lewis replaced Eagle Asset Management as of December 27, 2004.


                                                   Laudus MarketMasters Funds 11

LAUDUS SMALL-CAP MARKETMASTERS FUND(TM)

INVESTOR SHARES PERFORMANCE as of 10/31/05

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the Fund with a benchmark and the Fund's Morningstar category.

[BAR CHART]

                                  Fund:                           Fund Category:
                             INVESTOR SHARES       Benchmark:      MORNINGSTAR
                              Ticker Symbol:    RUSSELL 2000(R)     SMALL-CAP
                                  SWOSX              INDEX            BLEND
1 YEAR                             9.85%             12.08%           13.72%
5 YEARS                            4.27%              6.74%            9.75%
SINCE INCEPTION: 9/16/97           6.11%              6.15%            7.99%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/MARKETMASTERS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the Fund, compared with a similar investment in a benchmark.

$16,201  INVESTOR SHARES

$16,256  RUSSELL 2000(R) INDEX

[LINE GRAPH]

                               INVESTOR SHARES                   RUSSELL 2000(R)
                                                                      INDEX
09/16/97                          $10,000                            $10,000
09/30/97                          $10,260                            $10,319
10/31/97                           $9,930                             $9,866
11/30/97                           $9,770                             $9,802
12/31/97                           $9,886                             $9,973
01/31/98                           $9,701                             $9,816
02/28/98                          $10,277                            $10,541
03/31/98                          $10,781                            $10,976
04/30/98                          $10,832                            $11,036
05/31/98                          $10,359                            $10,441
06/30/98                          $10,411                            $10,463
07/31/98                           $9,896                             $9,615
08/31/98                           $8,271                             $7,748
09/30/98                           $8,435                             $8,355
10/31/98                           $8,754                             $8,696
11/30/98                           $9,238                             $9,151
12/31/98                           $9,946                             $9,718
01/31/99                          $10,101                             $9,847
02/28/99                           $9,563                             $9,049
03/31/99                          $10,029                             $9,191
04/30/99                          $10,773                            $10,014
05/31/99                          $10,752                            $10,160
06/30/99                          $11,311                            $10,620
07/31/99                          $11,228                            $10,329
08/31/99                          $10,938                             $9,946
09/30/99                          $10,990                             $9,948
10/31/99                          $11,414                             $9,989
11/30/99                          $12,272                            $10,586
12/31/99                          $13,714                            $11,784
01/31/00                          $13,339                            $11,594
02/29/00                          $15,171                            $13,508
03/31/00                          $14,496                            $12,618
04/30/00                          $13,178                            $11,859
05/31/00                          $12,482                            $11,167
06/30/00                          $14,003                            $12,141
07/31/00                          $13,478                            $11,750
08/31/00                          $14,924                            $12,647
09/30/00                          $14,164                            $12,275
10/31/00                          $13,146                            $11,727
11/30/00                          $11,325                            $10,523
12/31/00                          $12,156                            $11,427
01/31/01                          $12,795                            $12,022
02/28/01                          $11,698                            $11,233
03/31/01                          $10,879                            $10,684
04/30/01                          $11,927                            $11,520
05/31/01                          $12,325                            $11,803
06/30/01                          $12,674                            $12,210
07/31/01                          $12,168                            $11,550
08/31/01                          $11,590                            $11,177
09/30/01                          $10,012                             $9,672
10/31/01                          $10,518                            $10,238
11/30/01                          $11,421                            $11,030
12/31/01                          $12,144                            $11,711
01/31/02                          $11,951                            $11,589
02/28/02                          $11,612                            $11,272
03/31/02                          $12,520                            $12,178
04/30/02                          $12,471                            $12,289
05/31/02                          $12,060                            $11,743
06/30/02                          $11,164                            $11,161
07/31/02                           $9,469                             $9,475
08/31/02                           $9,323                             $9,452
09/30/02                           $8,476                             $8,773
10/31/02                           $8,694                             $9,055
11/30/02                           $9,481                             $9,862
12/31/02                           $8,997                             $9,313
01/31/03                           $8,864                             $9,055
02/28/03                           $8,585                             $8,782
03/31/03                           $8,573                             $8,895
04/30/03                           $9,384                             $9,738
05/31/03                          $10,668                            $10,783
06/30/03                          $10,946                            $10,978
07/31/03                          $11,600                            $11,665
08/31/03                          $12,314                            $12,200
09/30/03                          $12,193                            $11,974
10/31/03                          $13,416                            $12,980
11/30/03                          $13,913                            $13,441
12/31/03                          $14,276                            $13,714
01/31/04                          $14,942                            $14,309
02/29/04                          $15,075                            $14,437
03/31/04                          $15,075                            $14,572
04/30/04                          $14,143                            $13,829
05/31/04                          $14,458                            $14,048
06/30/04                          $15,075                            $14,640
07/31/04                          $14,046                            $13,655
08/31/04                          $13,719                            $13,585
09/30/04                          $14,470                            $14,222
10/31/04                          $14,748                            $14,502
11/30/04                          $15,826                            $15,760
12/31/04                          $16,468                            $16,226
01/31/05                          $16,020                            $15,549
02/28/05                          $16,504                            $15,812
03/31/05                          $15,705                            $15,360
04/30/05                          $14,603                            $14,480
05/31/05                          $15,475                            $15,428
06/30/05                          $15,959                            $16,024
07/31/05                          $16,879                            $17,040
08/31/05                          $16,577                            $16,725
09/30/05                          $16,661                            $16,776
10/31/05                          $16,201                            $16,256

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

  Because the Fund originally used a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the Fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 Source for category information: Morningstar, Inc.


12 Laudus MarketMasters Funds

LAUDUS SMALL-CAP MARKETMASTERS FUND

SELECT SHARES(R) PERFORMANCE as of 10/31/05

TOTAL RETURNS 1, 2

This chart compares performance of the Fund's Select Shares with its benchmark and Morningstar category.

[BAR CHART]

                                  Fund:                           Fund Category:
                              SELECT SHARES        Benchmark:      MORNINGSTAR
                              Ticker Symbol:    RUSSELL 2000(R)     SMALL-CAP
                                  SWMSX              INDEX            BLEND
1 YEAR                            10.01%             12.08%           13.72%
SINCE INCEPTION: 6/9/04            7.57%              9.68%           11.56%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/MARKETMASTERS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the Fund's Select Shares, compared with a similar investment in its benchmark.

$55,365  SELECT SHARES

$56,886  RUSSELL 2000(R) INDEX

[LINE GRAPH]

                                 SELECT                          RUSSELL 2000(R)
                                 SHARES                              INDEX
06/09/04                         $50,000                            $50,000
06/30/04                         $51,445                            $51,229
07/31/04                         $47,895                            $47,781
08/31/04                         $46,780                            $47,538
09/30/04                         $49,380                            $49,767
10/31/04                         $50,330                            $50,748
11/30/04                         $54,005                            $55,148
12/31/04                         $56,235                            $56,780
01/31/05                         $54,705                            $54,412
02/28/05                         $56,360                            $55,332
03/31/05                         $53,635                            $53,749
04/30/05                         $49,875                            $50,669
05/31/05                         $52,850                            $53,988
06/30/05                         $54,540                            $56,072
07/31/05                         $57,680                            $59,627
08/31/05                         $56,645                            $58,524
09/30/05                         $56,935                            $58,705
10/31/05                         $55,365                            $56,886

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the Fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 Source for category information: Morningstar, Inc.


                                                   Laudus MarketMasters Funds 13

LAUDUS SMALL-CAP MARKETMASTERS FUND

FUND FACTS as of 10/31/05

STYLE ASSESSMENT 1

[GRAPHIC]

                                  INVESTMENT STYLE
                      Value            Blend            Growth
MARKET CAP
  Large                / /              / /              / /
  Medium               / /              / /              / /
  Small                / /              / /              /X/

STATISTICS

NUMBER OF HOLDINGS                                                          211
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                               $2,075
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 42.7
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                      2.3
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                     94%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2
Investor Shares                                                           $2,500
    ($1,000 for retirement, education and custodial accounts)
Select Shares                                                            $50,000
--------------------------------------------------------------------------------

INVESTMENT MANAGERS AND ALLOCATIONS

                                                                         % OF
INVESTMENT MANAGER                  INVESTMENT STYLE                  NET ASSETS
--------------------------------------------------------------------------------
TAMRO CAPITAL                       Small-Cap Value                     29.3%
PARTNERS, LLC
--------------------------------------------------------------------------------
TCW INVESTMENT                      Small/Mid-Cap                       15.4%
MANAGEMENT COMPANY                  Blend
--------------------------------------------------------------------------------
TOCQUEVILLE ASSET                   Small-Cap Blend                      8.4%
MANAGEMENT LP
--------------------------------------------------------------------------------
VEREDUS ASSET                       Small-Cap Growth                    45.0%
MANAGEMENT LLC
--------------------------------------------------------------------------------

TOP HOLDINGS 3

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)   BEAZER HOMES USA, INC.                                             1.9%
--------------------------------------------------------------------------------
(2)   THE CHICAGO MERCANTILE EXCHANGE.                                   1.7%
--------------------------------------------------------------------------------
(3)   AIRTRAN HOLDINGS, INC.                                             1.5%
--------------------------------------------------------------------------------
(4)   THE SHAW GROUP, INC.                                               1.5%
--------------------------------------------------------------------------------
(5)   STEELCASE, INC., Class A                                           1.4%
--------------------------------------------------------------------------------
(6)   MERITAGE CORP.                                                     1.4%
--------------------------------------------------------------------------------
(7)   THE RYLAND GROUP, INC.                                             1.3%
--------------------------------------------------------------------------------
(8)   UNITED THERAPEUTICS CORP.                                          1.3%
--------------------------------------------------------------------------------
(9)   URS CORP.                                                         '1.2%
--------------------------------------------------------------------------------
(10)  STANDARD PACIFIC CORP.                                             1.1%
--------------------------------------------------------------------------------
TOTAL                                                                   14.3%

SECTOR WEIGHTINGS % of Investments

This chart shows the Fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

21.5%  CONSUMER DISCRETIONARY
20.8%  INFORMATION TECHOLOGY
19.2%  INDUSTRIALS
17.4%  HEALTH CARE
 8.5%  FINANCIALS
 5.0%  ENERGY
 2.4%  CONSUMER STAPLES
 1.6%  MATERIALS
 3.6%  OTHER

  Portfolio holdings may have changed since the report date. Source of Sector
  Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the Fund based on a ten-factor model for value and growth characteristics. The Fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the Fund's portfolio as of 10/31/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Please see prospectus for further detail and eligibility requirements.

3 This list is not a recommendation of any security by the investment adviser.


14 Laudus MarketMasters Funds

LAUDUS INTERNATIONAL MARKETMASTERS FUND(TM)

INVESTOR SHARES PERFORMANCE as of 10/31/05

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the Fund's Investor Shares with a benchmark and the Fund's Morningstar category.

[BAR CHART]

                                 Fund:                        Fund Category:
                            INVESTOR SHARES    Benchmark:       MORNINGSTAR
                             Ticker Symbol:   MSCI EAFE(R)   FOREIGN LARGE-CAP
                                 SWOIX          INDEX            GROWTH
1 YEAR                          23.75%           18.09%           17.27%
5 YEARS                          5.26%            3.04%           -0.52%
SINCE INCEPTION: 10/16/96       10.60%            5.08%            5.31%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/MARKETMASTERS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the Fund's Investor Shares, compared with a similar investment in a benchmark.

$24,878  INVESTOR SHARES

$15,659  MSCI EAFE(R) INDEX

[LINE GRAPH]

                                   INVESTOR                         MSCI EAFE(R)
                                    SHARES                            INDEX
16-Oct-96                           $10,000                           $10,000
31-Oct-96                            $9,910                            $9,836
30-Nov-96                           $10,220                           $10,228
31-Dec-96                           $10,313                           $10,096
31-Jan-97                           $10,426                            $9,742
28-Feb-97                           $10,599                            $9,902
31-Mar-97                           $10,558                            $9,938
30-Apr-97                           $10,609                            $9,991
31-May-97                           $11,209                           $10,641
30-Jun-97                           $11,697                           $11,227
31-Jul-97                           $11,962                           $11,409
31-Aug-97                           $11,199                           $10,557
30-Sep-97                           $11,830                           $11,148
31-Oct-97                           $11,046                           $10,291
30-Nov-97                           $10,894                           $10,186
31-Dec-97                           $11,016                           $10,274
31-Jan-98                           $11,146                           $10,744
28-Feb-98                           $11,925                           $11,434
31-Mar-98                           $12,670                           $11,786
30-Apr-98                           $12,952                           $11,879
31-May-98                           $13,265                           $11,821
30-Jun-98                           $13,157                           $11,911
31-Jul-98                           $13,525                           $12,031
31-Aug-98                           $11,654                           $10,540
30-Sep-98                           $11,006                           $10,217
31-Oct-98                           $11,438                           $11,281
30-Nov-98                           $12,011                           $11,859
31-Dec-98                           $12,481                           $12,327
31-Jan-99                           $12,820                           $12,290
28-Feb-99                           $12,415                           $11,998
31-Mar-99                           $12,853                           $12,498
30-Apr-99                           $13,815                           $13,004
31-May-99                           $13,170                           $12,335
30-Jun-99                           $14,428                           $12,816
31-Jul-99                           $14,985                           $13,196
31-Aug-99                           $15,248                           $13,245
30-Sep-99                           $15,401                           $13,379
31-Oct-99                           $16,232                           $13,881
30-Nov-99                           $18,683                           $14,362
31-Dec-99                           $21,819                           $15,652
31-Jan-00                           $21,236                           $14,658
29-Feb-00                           $24,410                           $15,052
31-Mar-00                           $23,356                           $15,636
30-Apr-00                           $21,149                           $14,814
31-May-00                           $20,120                           $14,452
30-Jun-00                           $21,100                           $15,018
31-Jul-00                           $20,554                           $14,388
31-Aug-00                           $21,249                           $14,513
30-Sep-00                           $20,120                           $13,806
31-Oct-00                           $19,253                           $13,481
30-Nov-00                           $18,050                           $12,975
31-Dec-00                           $18,672                           $13,436
31-Jan-01                           $18,893                           $13,440
28-Feb-01                           $17,883                           $12,434
31-Mar-01                           $16,680                           $11,590
30-Apr-01                           $17,538                           $12,386
31-May-01                           $17,496                           $11,928
30-Jun-01                           $17,178                           $11,438
31-Jul-01                           $16,639                           $11,240
31-Aug-01                           $16,182                           $10,979
30-Sep-01                           $14,495                            $9,867
31-Oct-01                           $14,937                           $10,120
30-Nov-01                           $15,588                           $10,493
31-Dec-01                           $16,028                           $10,555
31-Jan-02                           $15,659                            $9,994
28-Feb-02                           $15,762                           $10,064
31-Mar-02                           $16,515                           $10,609
30-Apr-02                           $16,397                           $10,679
31-May-02                           $16,338                           $10,815
30-Jun-02                           $15,674                           $10,384
31-Jul-02                           $14,006                            $9,359
31-Aug-02                           $13,947                            $9,338
30-Sep-02                           $12,368                            $8,335
31-Oct-02                           $12,899                            $8,782
30-Nov-02                           $13,548                            $9,181
31-Dec-02                           $13,092                            $8,873
31-Jan-03                           $12,560                            $8,503
28-Feb-03                           $12,103                            $8,308
31-Mar-03                           $11,911                            $8,145
30-Apr-03                           $13,224                            $8,943
31-May-03                           $14,184                            $9,485
30-Jun-03                           $14,700                            $9,715
31-Jul-03                           $15,291                            $9,950
31-Aug-03                           $15,925                           $10,190
30-Sep-03                           $16,368                           $10,504
31-Oct-03                           $17,638                           $11,158
30-Nov-03                           $17,756                           $11,406
31-Dec-03                           $18,845                           $12,296
31-Jan-04                           $19,423                           $12,470
29-Feb-04                           $19,837                           $12,758
31-Mar-04                           $19,896                           $12,829
30-Apr-04                           $19,497                           $12,539
31-May-04                           $19,393                           $12,582
30-Jun-04                           $19,955                           $12,858
31-Jul-04                           $19,038                           $12,440
31-Aug-04                           $18,978                           $12,494
30-Sep-04                           $19,511                           $12,821
31-Oct-04                           $20,118                           $13,258
30-Nov-04                           $21,510                           $14,163
31-Dec-04                           $22,491                           $14,785
31-Jan-05                           $22,283                           $14,514
28-Feb-05                           $23,247                           $15,141
31-Mar-05                           $22,832                           $14,761
30-Apr-05                           $22,283                           $14,414
31-May-05                           $22,580                           $14,422
30-Jun-05                           $22,891                           $14,613
31-Jul-05                           $24,033                           $15,062
31-Aug-05                           $24,714                           $15,443
30-Sep-05                           $25,589                           $16,130
31-Oct-05                           $24,878                           $15,659

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

  Because the Fund originally used a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the Fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 Source for category information: Morningstar, Inc.


                                                   Laudus MarketMasters Funds 15

LAUDUS INTERNATIONAL MARKETMASTERS FUND

SELECT SHARES(R) PERFORMANCE as of 10/31/05

TOTAL RETURNS 1, 2

This chart compares performance of the Fund's Select Shares with its benchmark and Morningstar category.

[BAR CHART]

                              Fund:                        Fund Category:
                          SELECT SHARES     Benchmark:       MORNINGSTAR
                          Ticker Symbol:   MSCI EAFE(R)   FOREIGN LARGE-CAP
                              SWMIX           INDEX           GROWTH

1 YEAR                       23.90%           18.09%           17.27%
SINCE INCEPTION: 4/2/04      14.33%           12.49%           11.55%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/MARKETMASTERS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the Fund's Select Shares, compared with a similar investment in its benchmark.

$61,815  SELECT SHARES

$60,247  MSCI EAFE(R) INDEX

[LINE GRAPH]

                                    SELECT                          MSCI EAFE(R)
                                    SHARES                             INDEX
01-Apr-04                           $50,000                           $50,000
30-Apr-04                           $48,315                           $48,243
31-May-04                           $48,055                           $48,407
30-Jun-04                           $49,450                           $49,468
31-Jul-04                           $47,215                           $47,860
31-Aug-04                           $47,065                           $48,070
30-Sep-04                           $48,385                           $49,325
31-Oct-04                           $49,890                           $51,007
30-Nov-04                           $53,370                           $54,491
31-Dec-04                           $55,785                           $56,883
31-Jan-05                           $55,305                           $55,842
28-Feb-05                           $57,695                           $58,254
31-Mar-05                           $56,665                           $56,792
30-Apr-05                           $55,345                           $55,458
31-May-05                           $56,040                           $55,485
30-Jun-05                           $56,850                           $56,223
31-Jul-05                           $59,680                           $57,949
31-Aug-05                           $61,375                           $59,416
30-Sep-05                           $63,580                           $62,060
31-Oct-05                           $61,815                           $60,247

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the Fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 Source for category information: Morningstar, Inc.


16 Laudus MarketMasters Funds

LAUDUS INTERNATIONAL MARKETMASTERS FUND

FUND FACTS as of 10/31/05

TOP HOLDINGS 1

                                                                       % OF
SECURITY                                                            NET ASSETS
------------------------------------------------------------------------------
(1)   NESTLE SA                                                        1.5%
------------------------------------------------------------------------------
(2)   GLAXOSMITHKLINE PLC                                              1.4%
------------------------------------------------------------------------------
(3)   NOVARTIS AG                                                      1.3%
------------------------------------------------------------------------------
(4)   BAYERISCHE MOTOREN-WERKE AG                                      1.2%
------------------------------------------------------------------------------
(5)   DIAGEO PLC                                                       1.2%
------------------------------------------------------------------------------
(6)   SK TELECOM CO., LTD.                                             1.2%
------------------------------------------------------------------------------
(7)   HONDA MOTOR CO., LTD.                                            1.2%
------------------------------------------------------------------------------
(8)   BANQUE NATIONAL DE PARIS                                         1.1%
------------------------------------------------------------------------------
(9)   KOOKMIN BANK                                                     1.1%
------------------------------------------------------------------------------
(10)  TAKADA CHEMICAL INDUSTRIES LTD.                                  1.0%
------------------------------------------------------------------------------
      TOTAL                                                           12.2%

INVESTMENT MANAGERS AND ALLOCATIONS

                                                                         % OF
INVESTMENT MANAGER                   INVESTMENT STYLE                 NET ASSETS
--------------------------------------------------------------------------------
AMERICAN CENTURY                     International                      18.4%
GLOBAL INVESTMENT                    Small Company
MANAGEMENT, INC.
--------------------------------------------------------------------------------
ARTISAN PARTNERS                     International                      15.2%
LIMITED PARTNERSHIP                  Growth
--------------------------------------------------------------------------------
HARRIS ASSOCIATES L.P.               International                      38.1%
                                     Value
--------------------------------------------------------------------------------
WILLIAM BLAIR &                      International                      26.8%
COMPANY, LLC                         Growth
--------------------------------------------------------------------------------

STATISTICS

NUMBER OF HOLDINGS                                                         410
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $27,035
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 20.0
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     3.0
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                    53%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2
Investor Shares                                                           $2,500
    ($1,000 for retirement, education and custodial accounts)
Select Shares                                                            $50,000
--------------------------------------------------------------------------------

SECTOR AND COUNTRY WEIGHTINGS % of Investments

These charts show the Fund's sector and country composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

SECTOR

[PIE CHART]

23.2%  FINANCIALS
20.9%  CONSUMER DISCRETIONARY
10.8%  INDUSTRIALS
 9.6%  CONSUMER STAPLES
 9.4%  HEALTH CARE
 7.0%  INFORMATION TECHNOLOGY
 4.1%  ENERGY
 4.1%  TELECOMMUNICATION SERVICES
 3.8%  MATERIALS
 0.5%  UTILITIES
 6.6%  OTHER

COUNTRY

[PIE CHART]

18.7%  JAPAN
13.8%  UNITED KINGDOM
 9.4%  SWITZERLAND
 9.2%  FRANCE
 8.3%  GERMANY
 5.2%  NETHERLANDS
 3.9%  SOUTH KOREA
 3.0%  ITALY
23.9%  OTHER COUNTRIES
 4.6%  CASH & CASH EQUIVALENTS

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 This list is not a recommendation of any security by the investment adviser.

2 Please see prospectus for further detail and eligibility requirements.


                                                   Laudus MarketMasters Funds 17

FUND EXPENSES (unaudited)

EXAMPLES FOR A $1,000 INVESTMENT

As a Fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning May 1, 2005 and held through October 31, 2005.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's or share class' actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                          ENDING
                                                       BEGINNING      ACCOUNT VALUE         EXPENSES
                                    EXPENSE RATIO 1  ACCOUNT VALUE  (Net of Expenses)  PAID DURING PERIOD 2
                                     (Annualized)      at 5/1/05       at 10/31/05      5/1/05-10/31/05
-----------------------------------------------------------------------------------------------------------
LAUDUS U.S. MARKETMASTERS FUND(TM)

Investor Shares
 Actual Return                           1.25%          $1,000          $1,065.30             $6.51
 Hypothetical 5% Return                  1.25%          $1,000          $1,018.90             $6.36

Select Shares(R)
 Actual Return                           1.07%          $1,000          $1,066.00             $5.57
 Hypothetical 5% Return                  1.07%          $1,000          $1,019.81             $5.45
-----------------------------------------------------------------------------------------------------------
LAUDUS BALANCED
MARKETMASTERS FUND(TM)

Investor Shares
 Actual Return                           1.10%          $1,000          $1,045.60             $5.67
 Hypothetical 5% Return                  1.10%          $1,000          $1,019.66             $5.60

Select Shares
 Actual Return                           0.95%          $1,000          $1,046.30             $4.90
 Hypothetical 5% Return                  0.95%          $1,000          $1,020.42             $4.84

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for the share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.


18 Laudus MarketMasters Funds

FUND EXPENSES continued

                                                                          ENDING
                                                       BEGINNING      ACCOUNT VALUE          EXPENSES
                                    EXPENSE RATIO 1  ACCOUNT VALUE  (Net of Expenses)  PAID DURING PERIOD 2
                                     (Annualized)      at 5/1/05       at 10/31/05       5/1/05-10/31/05
-----------------------------------------------------------------------------------------------------------
LAUDUS SMALL-CAP
MARKETMASTERS FUND(TM)

Investor Shares
 Actual Return                           1.55%          $1,000         $1,109.50              $8.24
 Hypothetical 5% Return                  1.55%          $1,000         $1,017.39              $7.88

Select Shares
 Actual Return                           1.37%          $1,000         $1,110.10              $7.29
 Hypothetical 5% Return                  1.37%          $1,000         $1,018.30              $6.97
-----------------------------------------------------------------------------------------------------------
LAUDUS INTERNATIONAL
MARKETMASTERS FUND(TM)

Investor Shares
 Actual Return                           1.65%          $1,000         $1,116.40              $8.80
 Hypothetical 5% Return                  1.65%          $1,000         $1,016.89              $8.39

Select Shares
 Actual Return                           1.47%          $1,000         $1,116.90              $7.84
 Hypothetical 5% Return                  1.47%          $1,000         $1,017.80              $7.48

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for the share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by days of the fiscal year.


                                                   Laudus MarketMasters Funds 19

LAUDUS U.S. MARKETMASTERS FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                     11/1/04-      11/1/03-      11/1/02-      11/1/01-      11/1/00-
INVESTOR SHARES                                      10/31/05      10/31/04      10/31/03      10/31/02      10/31/01
---------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                10.30           9.94          7.48         9.20          13.89
                                                     ----------------------------------------------------------------
Income or loss from investment operations:
  Net investment income or loss                        0.02          (0.03)        (0.01)        0.06           0.38
  Net realized and unrealized gains or losses          0.94           0.39          2.47        (1.68)         (3.21)
                                                     ----------------------------------------------------------------
  Total income or loss from investment operations      0.96           0.36          2.46        (1.62)         (2.83)

Less distributions:
  Dividends from net investment income                   --             --            --        (0.10)         (0.46)
  Distributions from net realized gains                  --             --            --           --          (1.40)
                                                     ----------------------------------------------------------------
  Total distributions                                    --             --            --        (0.10)         (1.86)
                                                     ----------------------------------------------------------------
Net asset value at end of period                      11.26          10.30          9.94         7.48           9.20
                                                     ----------------------------------------------------------------
Total return (%)                                       9.32           3.62         32.89       (17.92)        (22.81)

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                               1.25           1.25          1.25         0.83 1,2       0.50 2
  Gross operating expenses                             1.38           1.39          1.42         1.16 2         0.89 2
  Net investment income or loss                        0.14          (0.25)        (0.12)        0.50           3.27
Portfolio turnover rate                                  83             72            97          390            145
Net assets, end of period ($ x 1,000,000)               150            180           169          129            176

1 The ratio of net operating expenses would have been 0.74% if certain non-routine expenses (proxy fees) had not been included.

2 Prior to the fund's change in structure on June 3, 2002, the expenses incurred by underlying funds in which the fund invested were not included in this ratio.


20 See financial notes.

LAUDUS U.S. MARKETMASTERS FUND

                                                   11/1/04-  6/4/04 1-
SELECT SHARES                                      10/31/05  10/31/04-
--------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------
Net asset value at beginning of period               10.32     10.42
                                                   -----------------------------
Income or loss from investment operations:
  Net investment income or loss                       0.02     (0.00) 2
  Net realized and unrealized gains or losses         0.96     (0.10)
                                                   -----------------------------
  Total income or loss from investment operations     0.98     (0.10)
                                                   -----------------------------
Net asset value at end of period                     11.30     10.32
                                                   -----------------------------
Total return (%)                                      9.50     (0.96) 3

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                              1.07      1.07 4
  Gross operating expenses                            1.33      1.37 4
  Net investment income or loss                       0.25     (0.08) 4
Portfolio turnover rate                                 83        72 3
Net assets, end of period ($ x 1,000,000)                2         1

1 Commencement of operations.

2 Per share amount was less than $0.01.

3 Not annualized.

4 Annualized.


                                                         See financial notes. 21

LAUDUS U.S. MARKETMASTERS FUND

PORTFOLIO HOLDINGS as of October 31, 2005

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC'S website at http://www.sec.gov and may be reviewed and copied at the SEC'S Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbol below to designate certain characteristics of the security.

(1) Top ten holding

 o  Non-income producing security

 *  American Depositary Receipt

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                 ($x1,000)         ($x1,000)
--------------------------------------------------------------------------------
 95.7%  COMMON STOCK                                   130,770           146,292

  2.2%  FOREIGN COMMON
        STOCK                                            3,371             3,345

  1.9%  OTHER INVESTMENTS                                2,902             2,902
--------------------------------------------------------------------------------
 99.8%  TOTAL INVESTMENTS                              137,043           152,539

  0.2%  OTHER ASSETS AND
        LIABILITIES                                                          303
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 152,842

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 95.7% of net assets

      BANKS 4.3%
      --------------------------------------------------------------------------
      Bank of America Corp.  31,100                                        1,360
      Commerce Bancorp, Inc.  12,460                                         380
      North Fork Bancorp, Inc.  27,600                                       699
      Peoples Bank  9,005                                                    290
      Sovereign Bancorp, Inc.  82,000                                      1,769
      Washington Mutual, Inc.  43,200                                      1,711
      Zions Bancorp.  5,600                                                  411
                                                                     -----------
                                                                           6,620
      BUSINESS MACHINES & SOFTWARE 1.1%
      --------------------------------------------------------------------------
      Hewlett Packard Co.  45,000                                          1,262
    o Lexmark International, Inc., Class A  9,740                            404
                                                                     -----------
                                                                           1,666
      BUSINESS SERVICES 0.8%
      --------------------------------------------------------------------------
    o Symantec Corp.  52,200                                               1,245

      CAPITAL GOODS 5.1%
      --------------------------------------------------------------------------
    o 3M Co.  10,200                                                         775
    o Alliant Techsystems, Inc.  9,600                                       674
      Dover Corp.  18,100                                                    706
    o EMCOR Group, Inc.  9,755                                               595
      General Electric Co.  46,400                                         1,574
      Grainger, Inc.  9,600                                                  643
      SPX Corp.  10,600                                                      456
      Tyco International Ltd.  65,000                                      1,715
      York International Corp.  10,570                                       593
                                                                     -----------
                                                                           7,731
      CHEMICAL 1.2%
      --------------------------------------------------------------------------
      Cytec Industries, Inc.  8,330                                          344
      Dow Chemical Co.  31,100                                             1,426
                                                                     -----------
                                                                           1,770
      COMMERCIAL SERVICES & SUPPLIES 1.8%
      --------------------------------------------------------------------------
    o Apollo Group Inc., Class A  11,600                                     731
 (10) Cendant Corp.  111,700                                               1,946
    o FTI Consulting, Inc.  1,070                                             29
                                                                     -----------
                                                                           2,706
      CONSUMER DURABLES & APPAREL 1.3%
      --------------------------------------------------------------------------
      American Greetings Corp., Class A
      42,500                                                               1,073
      Jones Apparel Group, Inc.  15,465                                      422
      Leggett & Platt, Inc.  27,950                                          560
                                                                     -----------
                                                                           2,055


22 See financial notes.

LAUDUS U.S. MARKETMASTERS FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      CONSUMER SERVICES 3.8%
      --------------------------------------------------------------------------
      Carnival Corp.  19,000                                                 944
      McDonald's Corp.  60,000                                             1,896
    o Starwood Hotel & Resorts Worldwide, Inc.
      18,800                                                               1,098
      Yum! Brands, Inc.  36,000                                            1,831
                                                                     -----------
                                                                           5,769
      DIVERSIFIED FINANCIALS 7.8%
      --------------------------------------------------------------------------
      American Express Co.  25,000                                         1,244
      Bank of New York Co., Inc.  52,200                                   1,633
      Capital One Financial Corp.  16,400                                  1,252
      Citigroup, Inc.  32,300                                              1,479
      JP Morgan Chase & Co.  52,000                                        1,904
      The Chicago Mercantile Exchange  3,720                               1,359
  (2) The Goldman Sachs Group, Inc.  23,660                                2,990
                                                                     -----------
                                                                          11,861
      ELECTRONICS 2.1%
      --------------------------------------------------------------------------
    o Avid Technology, Inc.  16,600                                          817
    o LAM Research Corp.  17,000                                             574
      Linear Technology Corp.  6,100                                         203
    o LSI Logic Corp.  60,700                                                492
    o MEMC Electronic Materials, Inc.  32,500                                583
      Tektronix, Inc.  20,820                                                478
                                                                     -----------
                                                                           3,147
      ENERGY 3.3%
      --------------------------------------------------------------------------
      ChevronTexaco Corp.  29,775                                          1,699
    o Cooper Cameron Corp.  6,800                                            502
      ENSCO International, Inc.  8,100                                       369
      Exxon Mobil Corp.  30,400                                            1,707
    o Transocean, Inc.  14,200                                               816
                                                                     -----------
                                                                           5,093
      ENERGY: RAW MATERIALS 0.8%
      --------------------------------------------------------------------------
      Schlumberger Ltd.  12,400                                            1,126
    o Weatherford International Ltd.  2,500                                  156
                                                                     -----------
                                                                           1,282
      FOOD & STAPLES RETAILING 1.0%
      --------------------------------------------------------------------------
      Costco Cos., Inc.  30,000                                            1,451

      FOOD BEVERAGE & TOBACCO 2.7%
      --------------------------------------------------------------------------
  (8) Coca-Cola Co.  48,900                                                2,092
      Molson Coors Brewing Co.  8,240                                        508
      The Pepsi Bottling Group, Inc.  55,000                               1,564
                                                                     -----------
                                                                           4,164
      HEALTH CARE EQUIPMENT & SERVICES 9.5%
      --------------------------------------------------------------------------
    o Baxter International, Inc.  45,000                                   1,721
      Beckman Coulter, Inc.  8,400                                           414
    o Boston Scientific Corp.  18,203                                        457
 o(3) Caremark Rx, Inc.  48,650                                            2,549
      Cigna Corp.  12,300                                                  1,425
    o Eclipsys Corp.  46,000                                                 736
    o Edwards Lifesciences Corp.  11,000                                     455
    o Fisher Scientific International, Inc.
      20,500                                                               1,158
      Health Management Associates, Inc.,
      Class A  39,900                                                        854
      Hillenbrand Industries, Inc.  9,200                                    424
    o St. Jude Medical, Inc.  26,000                                       1,250
    o Tenet Healthcare Corp.  52,200                                         440
    o Thermo Electron Corp.  21,900                                          661
    o Varian, Inc.  20,550                                                   756
    o Wellpoint, Inc.  16,700                                              1,247
                                                                     -----------
                                                                          14,547
      HEALTHCARE / DRUGS & MEDICINE 1.3%
      --------------------------------------------------------------------------
      Johnson & Johnson, Inc.  11,750                                        736
      Valeant Pharmaceuticals International
      28,450                                                                 488
    o Zimmer Holdings, Inc.  11,400                                          727
                                                                     -----------
                                                                           1,951
      HOUSEHOLD & PERSONAL PRODUCTS 0.7%
      --------------------------------------------------------------------------
      Colgate-Palmolive Co.  18,900                                        1,001

      HOUSEHOLD PRODUCTS  1.3%
      --------------------------------------------------------------------------
      Estee Lauder Cos., Inc., Class A  15,800                               524
      International Flavors & Fragrances, Inc.
      13,800                                                                 456
      Procter & Gamble Co.  18,400                                         1,030
                                                                     -----------
                                                                           2,010


                                                         See financial notes. 23

LAUDUS U.S. MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      INSURANCE 2.5%
      --------------------------------------------------------------------------
      AFLAC, Inc.  18,700                                                    893
      Arthur J. Gallagher & Co. 16,950                                       499
      Assurant, Inc.  21,040                                                 804
      MBIA, Inc.  18,999                                                   1,107
      Old Republic International Corp.  22,700                               588
                                                                     -----------
                                                                           3,891
      MATERIALS 0.8%
      --------------------------------------------------------------------------
      Monsanto Co.  20,400                                                 1,285

      MEDIA 8.3%
      --------------------------------------------------------------------------
    o Cablevision Systems New York Group,
      Class A  30,000                                                        744
 o(7) Comcast Corp., Class A  77,350                                       2,120
    o Directv Group, Inc.  99,111                                          1,409
      Dow Jones & Co., Inc.  10,100                                          342
    o Entercom Communications Corp.  6,150                                   178
    o Liberty Global, Inc., Series C  8,000                                  190
    o Liberty Global. Inc., Class A  8,000                                   198
    o Liberty Media Corp., Class A  183,000                                1,459
    o Sirius Satellite Radio, Inc.  41,740                                   260
      The Walt Disney Co.  28,500                                            695
 o(1) Time Warner, Inc.  179,200                                           3,195
    o Univision Communications, Inc.  14,165                                 370
      Westwood One, Inc.  15,350                                             284
    o XM Satellite Radio Holdings, Inc.  42,755                            1,233
                                                                     -----------
                                                                          12,677
      MISCELLANEOUS FINANCE 2.0%
      --------------------------------------------------------------------------
      Freddie Mac  13,900                                                    853
      Morgan Stanley  26,000                                               1,415
      Nuveen Investments, Inc., Class A
      19,800                                                                 801
                                                                     -----------
                                                                           3,069
      NON-DURABLES & ENTERTAINMENT 0.5%
      --------------------------------------------------------------------------
    o Electronic Arts, Inc.  14,200                                          808

      OIL: DOMESTIC 0.7%
      --------------------------------------------------------------------------
    o Murphy Oil Corp.  3,300                                                154
    o National-Oilwell Varco, Inc.  14,100                                   881
                                                                     -----------
                                                                           1,035
      PHARMACEUTICALS & BIOTECHNOLOGY 3.3%
      --------------------------------------------------------------------------
    o Charles River Laboratories, Inc.  9,970                                436
    * GlaxoSmithKline PLC  17,600                                            915
   o* Novartis AG  17,000                                                    915
    o Par Pharmaceutical Cos., Inc.  12,900                                  334
      Pfizer, Inc.  61,000                                                 1,326
    * Teva Pharmaceutical Industries Ltd.
      28,300                                                               1,079
                                                                     -----------
                                                                           5,005
      PRODUCER GOODS & MANUFACTURING 0.4%
      --------------------------------------------------------------------------
      Pentair, Inc.  19,600                                                  637

      RETAILING 6.1%
      --------------------------------------------------------------------------
    o Ann Taylor Stores Corp.  9,000                                         219
      Family Dollar Stores, Inc.  24,900                                     551
      Federated Department Stores, Inc.
      12,448                                                                 764
    o Linens `n Things, Inc.  39,291                                         988
      Officemax, Inc.  24,380                                                683
  (6) Target Corp.  40,750                                                 2,269
      The Gap, Inc.  71,000                                                1,227
    o The TJX Max Cos., Inc.  34,700                                         747
      Tiffany & Co.  48,800                                                1,923
                                                                     -----------
                                                                           9,371
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.9%
      --------------------------------------------------------------------------
      Applied Materials, Inc.  53,600                                        878
    o Cypress Semiconductor Corp.  52,300                                    711
    o Freescale Semiconductor, Inc., Class B
      27,700                                                                 662
      Intersil Holding Corp., Class A  21,800                                496
      Microchip Technology, Inc.  25,700                                     775
    o Micron Technology, Inc.  23,900                                        311
  (9) National Semiconductor Corp.  92,225                                 2,087
    o Novellus Systems, Inc.  32,750                                         716
    o Teradyne, Inc.  62,350                                                 844
                                                                     -----------
                                                                           7,480
      SOFTWARE & SERVICES 3.9%
      --------------------------------------------------------------------------
      Adobe Systems, Inc.  19,700                                            635
    o Bearingpoint, Inc.  101,300                                            711
 o(5) Google, Inc.  6,139                                                  2,284


24 See financial notes.

LAUDUS U.S. MARKETMASTERS FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Microsoft Corp.  45,600                                              1,172
    o Oracle Systems Corp.  68,200                                           865
    o Unisys Corp.  46,100                                                   236
                                                                     -----------
                                                                           5,903
      TECHNOLOGY HARDWARE & EQUIPMENT 6.4%
      --------------------------------------------------------------------------
    o Andrew Corp.  48,100                                                   511
    o Anixter International, Inc.  9,300                                     345
    o Arrow Electronics, Inc.  3,970                                         117
    o Celestica, Inc. 42,470                                                 406
    o Cisco Systems, Inc.  81,400                                          1,420
    o Corning, Inc.  42,400                                                  852
      Diebold, Inc.  19,880                                                  719
    o EMC Corp.  79,100                                                    1,104
    o Juniper Networks, Inc.  37,800                                         882
      Motorola, Inc.  77,700                                               1,722
      Qualcomm, Inc.  25,200                                               1,002
    o Vishay Intertechnology, Inc.  67,500                                   765
                                                                     -----------
                                                                           9,845
      TELECOMMUNICATION SERVICES 3.3%
      --------------------------------------------------------------------------
      Alltel Corp.  22,000                                                 1,361
    o Crown Castle International Corp.  21,800                               534
    o Leap Wireless International, Inc.  26,500                              875
 o(4) NII Holdings, Inc.  27,800                                           2,305
                                                                     -----------
                                                                           5,075
      TELEPHONE 0.3%
      --------------------------------------------------------------------------
    o American Tower Corp.  17,400                                           415

      TRANSPORTATION 1.6%
      --------------------------------------------------------------------------
      Southwest Airlines, Inc.  72,232                                     1,156
      Union Pacific Corp.  18,700                                          1,294
                                                                     -----------
                                                                           2,450
      UTILITIES: ELECTRIC & GAS 0.8%
      --------------------------------------------------------------------------
      Constellation Energy Group, Inc.  7,500                                411
      TXU Corp.  8,600                                                       866
                                                                     -----------
                                                                           1,277

      FOREIGN COMMON STOCK 2.2% of net assets

      CROATIA 0.4%
      --------------------------------------------------------------------------
      Canadian Natural Resources Ltd.  16,800                                687

      FRANCE 0.7%
      --------------------------------------------------------------------------
      Sanofi-Aventis  12,700                                               1,017

      UNITED KINGDOM 1.1%
      --------------------------------------------------------------------------
      Lloyds TSB Group PLC  159,400                                        1,303
      Willis Group Holdings Ltd.  9,100                                      338
                                                                     -----------
                                                                           1,641

      OTHER INVESTMENTS 1.9% of net assets

      OTHER INVESTMENT COMPANIES 1.9%
      --------------------------------------------------------------------------
      Provident Institutional Funds--
      TempFund  2,901,598                                                  2,902

END OF INVESTMENTS.


                                                         See financial notes. 25

LAUDUS U.S. MARKETMASTERS FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2005. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------------------
Investments, at value                                                $152,539 a
Receivables:
   Fund shares sold                                                         3
   Dividends                                                              125
   Foreign tax reclaims                                                     6
   Investments sold                                                     1,793
Prepaid expenses                                                  +        20
                                                                  ------------
TOTAL ASSETS                                                          154,486

LIABILITIES
------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                    35
   Investments bought                                                   1,534
   Investment adviser and administrator fees                                8
   Transfer agency and shareholder service fees                             3
   Trustees fees                                                            1
Accrued expenses                                                  +        63
                                                                  ------------
TOTAL LIABILITIES                                                       1,644

NET ASSETS
------------------------------------------------------------------------------
TOTAL ASSETS                                                          154,486
TOTAL LIABILITIES                                                 -     1,644
                                                                  ------------
NET ASSETS                                                           $152,842

NET ASSETS BY SOURCE
Capital received from investors                                       170,239
Net investment income not yet distributed                                 206
Net realized capital losses                                           (33,099) b
Net unrealized capital gains                                           15,496

NET ASSET VALUE (NAV) BY SHARE CLASS
                                                   SHARES
SHARE CLASS           NET ASSETS       /      OUTSTANDING       =          NAV
Investor Shares         $150,373                   13,353               $11.26
Select Shares             $2,469                      218               $11.30

  Unless stated, all numbers x 1,000.

a The fund paid $137,043 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

     Purchases                              $134,375
     Sales/maturities                       $174,944

b These derive from investments, foreign currency transactions and futures.

FEDERAL TAX DATA
-----------------------------------------------------
PORTFOLIO COST                              $138,044

NET UNREALIZED GAINS AND LOSSES:
Gains                                        $20,237
Losses                                  +     (5,742)
                                        -------------
                                             $14,495

NET UNDISTRIBUTED EARNINGS:
Ordinary income                                 $206
Long-term capital gains                          $--

CAPITAL LOSSES UTILIZED                      $18,919

UNUSED CAPITAL LOSSES:
Expires 10/31 of:                       Loss amount:
   2010                                      $31,494
   2011                                 +        604
                                        -------------
                                             $32,098

RECLASSIFICATIONS:
Net investment income
   not yet distributed                          ($23)

RECLASSIFIED AS:
Net realized capital gains                       $26
Capital received from
   investors                                     ($3)


26 See financial notes.

LAUDUS U.S. MARKETMASTERS FUND

Statement of
OPERATIONS
For November 1, 2004 through October 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------
Dividends                                                              $2,328 a
Interest                                                           +        2
                                                                   -----------
TOTAL INVESTMENT INCOME                                                 2,330

NET REALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net realized gains on investments                                      20,631
Net realized losses of futures contracts                                 (100)
Net realized losses on foreign currency transactions               +      (23)
                                                                   -----------
NET REALIZED GAINS                                                     20,508

NET UNREALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net unrealized losses on investments                                   (4,726)

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                               1,602 b
Transfer agent and shareholder service fees:
   Investor Shares                                                        416 c
   Select Shares                                                            4 c
Trustees' fees                                                              7 d
Custodian and portfolio accounting fees                                   142
Professional fees                                                          44
Registration fees                                                          39
Shareholder reports                                                        60
Other expenses                                                     +       10
                                                                   -----------
Total expenses                                                          2,324
Expense reduction                                                  -      223 e
                                                                   -----------
NET EXPENSES                                                            2,101

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 2,330
NET EXPENSES                                                       -    2,101
                                                                   -----------
NET INVESTMENT INCOME                                                     229
NET REALIZED GAINS                                                     20,508 f
NET UNREALIZED LOSSES                                              +   (4,726) f
                                                                   -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                $16,011

  Unless stated, all numbers x 1,000.

a Net of $4 foreign withholding tax.

b Calculated as a percentage of average daily net assets: 0.925% of the first
  $500 million, 0.920% of the next $500 million, and 0.910% over $1 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM)

  Prior to February 28, 2005, these fees were calculated as 1.00% of average daily net assets.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.15% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

d For the fund's independent trustees only.

e Includes $220 from the investment adviser (CSIM) and $3 from the transfer agent and shareholder service agent (Schwab). CSIM and Schwab has guaranteed to limit the annual operating expenses through February 28, 2006, as follows:


                            % OF AVERAGE
  SHARE CLASS           DAILY NET ASSETS
  --------------------------------------
  Investor Shares                  1.25%
  Select Shares                    1.07%

  This limit excludes interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $15,782.


                                                         See financial notes. 27

LAUDUS U.S. MARKETMASTERS FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
-------------------------------------------------------------------------------
                                          11/1/04-10/31/05    11/1/03-10/31/04
Net investment income or loss                         $229               ($469)
Net realized gains                                  20,508              10,532
Net unrealized losses                     +         (4,726)             (5,030)
                                          -------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS             $16,011              $5,033

TRANSACTIONS IN FUND SHARES a
-------------------------------------------------------------------------------
                                   11/1/04-10/31/05        11/1/03-10/31/04
                                  SHARES        VALUE     SHARES         VALUE
SHARES SOLD
Investor Shares                      470       $5,144      4,950       $52,179
Select Shares                  +     220        2,449        118         1,210
                               ------------------------------------------------
TOTAL SHARES SOLD                    690       $7,593      5,068       $53,389
SHARES REDEEMED
Investor Shares                   (4,578)    ($50,431)    (4,454)     ($46,021)
Select Shares                  +    (119)      (1,340)        (1)          (11)
                               ------------------------------------------------
TOTAL SHARES REDEEMED             (4,697)    ($51,771)    (4,455)     ($46,032) b

NET TRANSACTIONS IN
FUND SHARES                       (4,007)    ($44,178)       613        $7,357

SHARES OUTSTANDING AND NET ASSETS
-------------------------------------------------------------------------------
                                   11/1/04-10/31/05         11/1/03-10/31/04
                                  SHARES   NET ASSETS     SHARES    NET ASSETS
Beginning of period               17,578     $181,009     16,965      $168,619
Total increase or decrease     +  (4,007)     (28,167)       613        12,390 c
                               ------------------------------------------------
END OF PERIOD                     13,571     $152,842     17,578      $181,009 d

   Unless stated, all numbers x 1,000.

a  The fund started offering Select shares on June 4, 2004.

b For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

   CURRENT PERIOD
   Investor Shares                    $1
   Select Shares               +     $--
                               ---------
   TOTAL                              $1

   Dollar amounts are net of the redemption proceeds.

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes distributable net investment income in the amount of $206 and $-- at the end of the current period and prior period respectively.


28 See financial notes.

LAUDUS BALANCED MARKETMASTERS FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                       11/1/04-         11/1/03-         11/1/02-         11/1/01-         11/1/00-
INVESTOR SHARES                                        10/31/05         10/31/04         10/31/03         10/31/02         10/31/01
-----------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   11.88            11.07             9.35            10.12           13.44
                                                       ----------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                   0.15             0.08             0.12             0.20            0.43
  Net realized and unrealized gains or losses             0.91             0.86             1.75            (0.73)          (2.12)
                                                       ----------------------------------------------------------------------------
  Total income or loss from investment operations         1.06             0.94             1.87            (0.53)          (1.69)
Less distributions:
  Dividends from net investment income                   (0.09)           (0.13)           (0.15)           (0.24)          (0.52)
  Distributions from net realized gains                     --               --               --               --           (1.11)
                                                       ----------------------------------------------------------------------------
  Total distributions                                    (0.09)           (0.13)           (0.15)           (0.24)          (1.63)
                                                       ----------------------------------------------------------------------------
Net asset value at end of period                         12.85            11.88            11.07             9.35           10.12
                                                       ----------------------------------------------------------------------------
Total return (%)                                          8.92             8.59            20.25            (5.55)         (13.95)

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                  1.10             1.10             1.10             0.76 1,2        0.50 2
  Gross operating expenses                                1.27             1.32             1.33             1.10 2          0.89 2
  Net investment income                                   1.14             0.68             1.13             1.89            3.67
Portfolio turnover rate                                    283              242              256              380              95
Net assets, end of period ($ x 1,000,000)                  130              130              109               97             118

1 The ratio of net operating expenses would have been 0.72% if certain non-routine expenses (proxy fees) had not been included.

2 Prior to the fund's change in structure on June 3, 2002, the expenses incurred by underlying funds in which the fund invested were not included in this ratio.


                                                         See financial notes. 29

LAUDUS BALANCED MARKETMASTERS FUND

                                                          11/1/04-         6/3/04 1-
SELECT SHARES                                             10/31/05         10/31/04
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      11.89            11.57
                                                          --------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                      0.15             0.02
  Net realized and unrealized gains                          0.93             0.30
                                                          --------------------------------------------------------------------------
  Total income from investment operations                    1.08             0.32
                                                          --------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.10)              --
                                                          --------------------------------------------------------------------------
Net asset value at end of period                            12.87            11.89
                                                          --------------------------------------------------------------------------
Total return (%)                                             9.11             2.77 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                     0.95             0.95 3
  Gross operating expenses                                   1.22             1.29 3
  Net investment income                                      1.32             0.73 3
Portfolio turnover rate                                       283              242 2
Net assets, end of period ($ x 1,000,000)                       9                2

1 Commencement of operations.

2 Not annualized.

3 Annualized.


30 See financial notes.

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS as of October 31, 2005

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC'S website at http://www.sec.gov and may be reviewed and copied at the SEC'S Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbol below to designate certain characteristics of the security.

(1) Top ten holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for future contracts, short sales, swap agreements, delayed-delivery securities and options written

 *  American Depositary Receipt

 +  Credit-enhanced security

 ~  Delayed-delivery security

For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity shown is the later of the next interest rate change or demand date.

                                                   COST/PROCEEDS         VALUE
HOLDINGS BY CATEGORY                                 ($x1,000)         ($x1,000)
--------------------------------------------------------------------------------
 68.0%  COMMON STOCK                                      87,719         94,481

  8.7%  U.S. GOVERNMENT
        SECURITIES                                        12,264         12,130

  1.8%  FOREIGN GOVERNMENT
        SECURITIES                                         2,603          2,530

  1.8%  CORPORATE BONDS                                    2,466          2,509

  1.3%  MUNICIPAL BONDS                                    1,708          1,828

 17.4%  AGENCY MORTGAGE-
        BACKED SECURITIES                                 24,642         24,132

  1.0%  NON-AGENCY MORTGAGE-
        BACKED SECURITIES                                  1,377          1,372

  0.0%  PREFERRED STOCK                                        1              1

  2.2%  SHORT-TERM
        INVESTMENTS                                        2,991          2,991

  2.3%  OTHER INVESTMENTS                                  3,256          3,256

  0.0%  OPTIONS                                               24             16
--------------------------------------------------------------------------------
104.5%  TOTAL INVESTMENTS                                139,051        145,246

(6.0)%  SHORT SALES                                       (8,429)        (8,363)

(0.0)%  OPTIONS WRITTEN                                      (23)           (15)

  1.5%  OTHER ASSETS AND
        LIABILITIES                                                       2,124
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                138,992

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 68.0% of net assets

      AUTOMOBILES & COMPONENTS 1.1%
      --------------------------------------------------------------------------
    = Cooper Tire & Rubber Co.  13,000                                       178
    = Ford Motor Co.  200,000                                                148
      General Motors Corp.  36,200                                           992
   =* Magna International, Inc.  2,800                                       195
                                                                     -----------
                                                                           1,513
      BANKS 1.0%
      --------------------------------------------------------------------------
    = Astoria Financial Corp.  12,450                                        348
    = Compass Bancshares, Inc.  3,600                                        176
    = Independence Community
      Bank Corp.  8,200                                                      324
    = PNC Financial Services Group  3,600                                    219
    = Provident Financial Services, Inc.  10,000                             176
    = Valley National Bancorp.  2,100                                         51
    = Washington Federal, Inc.  8,110                                        186
                                                                     -----------
                                                                           1,480


                                                         See financial notes. 31

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      BUSINESS MACHINES & SOFTWARE 0.8%
      --------------------------------------------------------------------------
   o= Cisco Systems, Inc.  11,300                                            197
    = Diebold, Inc.  2,800                                                   101
   o= Sun Microsystems, Inc.  146,400                                        586
   o= Tech Data Corp.  7,300                                                 253
                                                                     -----------
                                                                           1,137
      BUSINESS SERVICES 0.6%
      --------------------------------------------------------------------------
    = First Data Corp.  3,200                                                129
   o= Symantec Corp.  31,400                                                 749
                                                                     -----------
                                                                             878
      CAPITAL GOODS 3.1%
      --------------------------------------------------------------------------
   o= 3M Co.  6,100                                                          464
    = Deere & Co.  2,900                                                     176
    * Dover Corp.  2,600                                                     101
    = Grainger, Inc.  3,500                                                  235
    = Honeywell International, Inc.  29,800                                1,019
   o= Jacobs Engineering Group, Inc.  3,000                                  191
    = The Boeing Co.  14,400                                                 931
    = Tyco International Ltd.  23,900                                        631
    = United Technologies Corp.  11,200                                      574
                                                                     -----------
                                                                           4,322
      COMMERCIAL SERVICES & SUPPLIES 1.4%
      --------------------------------------------------------------------------
   o= Apollo Group Inc., Class A  6,900                                      436
    = Cendant Corp.  35,500                                                  618
    = Manpower, Inc.  6,100                                                  276
    = Republic Services, Inc., Class A  4,200                                149
    = The ServiceMaster Co.  16,000                                          200
    = Waste Management, Inc.  8,100                                          239
                                                                     -----------
                                                                           1,918
      CONSTRUCTION 0.0%
      --------------------------------------------------------------------------
    = Standard Pacific Corp.  1,000                                           39

      CONSUMER DURABLES & APPAREL 1.8%
      --------------------------------------------------------------------------
    = Jones Apparel Group, Inc.  2,800                                        76
    = Mattel, Inc.  79,700                                                 1,176
    = Pulte Corp.  5,000                                                     189
   =* Sony Corp.  32,300                                                   1,059
                                                                     -----------
                                                                           2,500
      CONSUMER SERVICES 0.8%
      --------------------------------------------------------------------------
   =* Fairmont Hotels & Resorts, Inc.  4,600                                 150
    = McDonald's Corp.  5,700                                                180
   o= Starwood Hotel & Resorts
      Worldwide, Inc.  11,300                                                660
    = Wendy's International, Inc.  2,900                                     136
                                                                     -----------
                                                                           1,126
      CONTAINERS 0.1%
      --------------------------------------------------------------------------
    = Ball Corp.  2,800                                                      110

      DIVERSIFIED FINANCIALS 5.8%
      --------------------------------------------------------------------------
    = Alliance Capital Management
      Holding  11,200                                                        593
    = American Express Co.  29,100                                         1,448
   o= Ameriprise Financial, Inc.  2,820                                      105
    = Bank of New York Co., Inc.  4,900                                      153
    = Capital One Financial Corp.  9,800                                     748
    = CIT Group, Inc.  3,500                                                 160
    = Federated Investors, Inc.  4,500                                       158
    = JP Morgan Chase & Co.  41,400                                        1,516
    = Mellon Financial Corp.  8,600                                          273
    = Merrill Lynch & Co., Inc.  21,100                                    1,366
    = State Street Corp.  2,700                                              149
    = The Chicago Mercantile Exchange  950                                   347
    = The Goldman Sachs Group, Inc.  6,150                                   777
    = Waddell & Reed Financial, Inc.  11,000                                 211
                                                                     -----------
                                                                           8,004
      ELECTRONICS 0.5%
      --------------------------------------------------------------------------
   o= Andrew Corp.  10,500                                                   111
    = Linear Technology Corp.  3,700                                         123
   o= MEMC Electronic Materials, Inc.  19,500                                350
   o= QLogic Corp.  5,500                                                    166
                                                                     -----------
                                                                             750
      ENERGY 3.6%
      --------------------------------------------------------------------------
    = Anadarko Petroleum Corp.  3,100                                        281
    = Apache Corp.  2,300                                                    147
    = BJ Services Co.  5,500                                                 191
   o= Cimarex Energy Co.  2,700                                              106
 =(5) Conoco Phillips  32,200                                              2,105
   o= Cooper Cameron Corp.  400                                               30


32 See financial notes.

LAUDUS BALANCED MARKETMASTERS FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
   o= Houston Exploration Co.  300                                            15
   o= Nabors Industries Ltd.  2,200                                          151
   o= Newfield Exploration Co.  8,900                                        403
    = Noble Energy, Inc.  9,272                                              371
    = Patterson Energy, Inc.  3,900                                          133
    = Pioneer Natural Resouces Co.  900                                       45
   o= Precision Drilling Corp.  4,300                                        198
   o= Stone Energy Corp.  3,000                                              138
   o= Transocean, Inc.  8,500                                                489
    = Western Gas Resources, Inc.  4,200                                     182
                                                                     -----------
                                                                           4,985
      FOOD & AGRICULTURE 0.4%
      --------------------------------------------------------------------------
    = Coca-Cola Co.  11,300                                                  483
    = Corn Products International, Inc.  4,400                               105
                                                                     -----------
                                                                             588
      FOOD & STAPLES RETAILING 0.3%
      --------------------------------------------------------------------------
    = CVS Corp.  7,600                                                       186
    = Supervalu, Inc.  8,000                                                 251
                                                                     -----------
                                                                             437
      FOOD BEVERAGE & TOBACCO 2.0%
      --------------------------------------------------------------------------
    = Brown-Forman Corp., Class B  1,500                                      95
    = Flowers Foods, Inc.  19,950                                            585
    = H.J. Heinz Co.  5,100                                                  181
    = J.M. Smucker Co.  3,600                                                165
    = Kraft Foods, Inc., Class A  41,700                                   1,180
    = Molson Coors Brewing Co.  2,000                                        123
    = Tyson Foods, Inc.  27,300                                              486
                                                                     -----------
                                                                           2,815
      HEALTH CARE EQUIPMENT & SERVICES 6.0%
      --------------------------------------------------------------------------
   o= Biomet, Inc.  5,500                                                    192
   o= Boston Scientific Corp.  15,302                                        384
   o= Caremark Rx, Inc.  16,200                                              849
    = Cigna Corp.  7,400                                                     857
    = HCA, Inc.  32,000                                                    1,542
    = Health Management Associates, Inc.,
      Class A  9,200                                                         197
   o= Henry Schein, Inc.  4,400                                              174
   o= Laboratory Corporation of America
      Holdings  5,100                                                        246
   o= Lifepoint Hospitals, Inc. 4,000                                        156
    = Manor Care, Inc.  7,700                                                287
   o= Medco Health Solutions, Inc.  22,600                                 1,277
   o= Millipore Corp.  1,000                                                  61
    = Omnicare, Inc.  4,500                                                  244
   o= St. Jude Medical, Inc.  15,800                                         760
    = Steris Corp.  7,800                                                    178
   o= Tenet Healthcare Corp.  114,100                                        961
                                                                     -----------
                                                                           8,365
      HEALTHCARE / DRUGS & MEDICINE 1.1%
      --------------------------------------------------------------------------
    = Beckman Coulter, Inc.  1,900                                            94
   o= Cooper Cos., Inc.  1,400                                                96
   o= Cytyc Corp.  6,500                                                     165
   o= Millennium Pharmaceuticals, Inc.  66,100                               603
   o= Univision Communications, Inc.  6,900                                  180
   o= Zimmer Holdings, Inc.  6,900                                           440
                                                                     -----------
                                                                           1,578
      HOUSEHOLD & PERSONAL PRODUCTS 0.6%
      --------------------------------------------------------------------------
    = Avon Products, Inc.  7,600                                             205
    = Kimberly-Clark Corp.  9,600                                            546
                                                                     -----------
                                                                             751
      HOUSEHOLD PRODUCTS 0.7%
      --------------------------------------------------------------------------
    = Alberto Culver Co., Class B  6,100                                     265
   o= Estee Lauder Cos., Inc., Class A  4,100                                136
    = Procter & Gamble Co.  11,100                                           621
                                                                     -----------
                                                                           1,022
      INSURANCE 0.5%
      --------------------------------------------------------------------------
    = AFLAC, Inc.  11,200                                                    535
    = Arthur J. Gallagher & Co.  5,800                                       171
                                                                     -----------
                                                                             706
      INSURANCE 3.6%
      --------------------------------------------------------------------------
    = Allstate Corp.  18,300                                                 966
    = American International
      Group, Inc.  15,000                                                    972
   o= Berkshire Hathaway, Inc., Class B  156                                 439
    = Chubb Corp.  10,800                                                  1,004
    = IPC Holdings Ltd.  7,500                                               197
    = Mercury General Corp.  600                                              36
    = Old Republic International Corp.  16,550                               429


                                                         See financial notes. 33

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    = St. Paul Cos., Inc.  21,400                                            964
                                                                     -----------
                                                                           5,007
      MATERIALS 2.0%
      --------------------------------------------------------------------------
    = Air Products & Chemicals, Inc.  2,800                                  160
    = Arch Coal, Inc.  2,300                                                 177
    = Lubrizol Corp.  8,000                                                  333
    = MeadWestavco Corp.  39,900                                           1,046
    = Monsanto Co.  12,300                                                   775
   o= Smurfit-Stone Container Corp.  15,400                                  163
    = Temple-Inland, Inc.  4,000                                             147
                                                                     -----------
                                                                           2,801
      MEDIA 5.3%
      --------------------------------------------------------------------------
    = Clear Channel Communications,
      Inc.  33,300                                                         1,013
    = Comcast Corp.  32,100                                                  893
   o= Comcast Corp., Class A  21,700                                         595
   o= Cox Radio, Inc.  9,700                                                 139
   o= Liberty Media Corp., Class A  24,400                                   194
    = McGraw Hill Cos., Inc.  5,700                                          279
    = Omnicom Group, Inc.  2,600                                             216
    = Readers Digest Association, Inc.  31,400                               481
   =* The Walt Disney Co.  17,100                                            417
    = Time Warner, Inc.  101,450                                           1,809
    = Tribune Co.  23,000                                                    725
    = Westwood One, Inc.  7,600                                              140
   o= XM Satellite Radio Holdings, Inc.  17,200                              496
                                                                     -----------
                                                                           7,397
      MISCELLANEOUS FINANCE 0.3%
      --------------------------------------------------------------------------
    = Fannie Mae  7,800                                                      371

      NON-DURABLES & ENTERTAINMENT 0.5%
      --------------------------------------------------------------------------
   o= Applebee's International, Inc.  6,200                                  136
   o= Electronic Arts, Inc.  8,500                                           483
                                                                     -----------
                                                                             619
      OIL: DOMESTIC 0.8%
      --------------------------------------------------------------------------
    = ChevronTexaco Corp.  1,260                                              72
    = Marathon Oil Corp.  1,700                                              102
   o= Murphy Oil Corp.  4,900                                                229
   o= National-Oilwell Varco, Inc.  8,500                                    531
   o= St. Mary Land & Exploration Co.  5,400                                 184
                                                                     -----------
                                                                           1,118
      PHARMACEUTICALS & BIOTECHNOLOGY 3.3%
      --------------------------------------------------------------------------
   o= Endo Pharmaceutical Holdings,
      Inc.  4,800                                                            129
   =* GlaxoSmithKline PLC  10,600                                            551
   o= Novartis AG  10,200                                                    549
    = Perrigo Co.  12,100                                                    162
   =* Teva Pharmaceutical Industries
      Ltd.  17,000                                                           648
   o= Watson Pharmaceuticals, Inc.  30,500                                 1,054
    = Wyeth  33,600                                                        1,497
                                                                     -----------
                                                                           4,590
      PRODUCER GOODS & MANUFACTURING 0.1%
      --------------------------------------------------------------------------
    = Emerson Electric Co.  1,100                                             77

      REAL ESTATE 1.1%
      --------------------------------------------------------------------------
    = Biomed Property Trust, Inc.  5,000                                     125
    = Equity One, Inc.  5,900                                                138
    = Health Care Property Investors,
      Inc.  6,400                                                            163
    = Home Properties of New York,
      Inc.  5,500                                                            214
    = Plum Creek Timber Co., Inc.  6,500                                     253
    = Rayonier, Inc.  8,362                                                  320
    = The Macerich Co.  2,510                                                161
    = Trizec Properties, Inc.  9,260                                         206
                                                                     -----------
                                                                           1,580
      RETAIL 0.5%
      --------------------------------------------------------------------------
    = Federated Department Stores,
      Inc.  8,888                                                            545
    = The Gap, Inc.  6,300                                                   109
                                                                     -----------
                                                                             654
      RETAILING 2.4%
      --------------------------------------------------------------------------
    = Genuine Parts Co.  2,700                                               120
   o= Office Depot, Inc.  27,300                                             752
   o= Saks, Inc.  5,900                                                      107
   o= Sears Holdings Corp.  8,224                                            989
    = Talbots, Inc.  4,600                                                   120
    = Target Corp.  13,600                                                   757


34 See financial notes.

LAUDUS BALANCED MARKETMASTERS FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
   o= The TJX Max Cos., Inc.  20,800                                         448
                                                                     -----------
                                                                           3,293
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.3%
      --------------------------------------------------------------------------
   o= Advanced Micro Devices, Inc.  45,900                                 1,066
   o= Applied Materials, Inc.  32,900                                        539
   o= Integrated Device Technology,
      Inc.  4,600                                                             45
    = Intersil Holding Corp., Class A  45,000                              1,024
    = Microchip Technology, Inc.  15,500                                     468
                                                                     -----------
                                                                           3,142
      SOFTWARE & SERVICES 1.6%
      --------------------------------------------------------------------------
    = Adobe Systems, Inc.  11,800                                            381
   o= Check Point Software Technologies
      Ltd.  7,500                                                            168
   o= Electronic Data Systems Corp.  36,700                                  855
   o= Google, Inc.  2,000                                                    744
   o= Verity, Inc.  6,300                                                     63
                                                                     -----------
                                                                           2,211
      TECHNOLOGY HARDWARE & EQUIPMENT 5.4%
      --------------------------------------------------------------------------
   o= Avaya, Inc.  6,300                                                      73
   o= Avocent Corp.  3,100                                                    95
   o= Corning, Inc.  25,500                                                  512
   o= EMC Corp.  47,500                                                      663
   o= Flextronics International Ltd.  7,800                                   72
   o= Foundry Networks, Inc.  7,200                                           86
 =(9) Hewlett Packard Co.  68,200                                          1,912
    = International Business Machines
      Corp.  14,100                                                        1,155
   o= Juniper Networks, Inc.  22,700                                         530
   o= Lucent Technologies, Inc.  220,900                                     630
    = Motorola, Inc.  13,100                                                 290
    = Qualcomm, Inc.  15,100                                                 600
   o= Solectron Corp.  139,900                                               494
   o= Vishay Intertechnology, Inc.  12,800                                   145
   o= Xerox Corp.  17,100                                                    232
                                                                     -----------
                                                                           7,489
      TELECOMMUNICATION SERVICES 1.6%
      --------------------------------------------------------------------------
    = Alltel Corp.  2,900                                                    179
    = Century Telephone Enterprises,
      Inc.  8,400                                                            275
   o= IDT Corp.  8,135                                                       100
   o= Qwest Communication International,
      Inc.  297,200                                                        1,296
    = Suntrust Banks, Inc.  3,678                                            267
   o= Wireless Facilities, Inc.  17,400                                      116
                                                                     -----------
                                                                           2,233
      TELEPHONE 0.7%
      --------------------------------------------------------------------------
    = SBC Communications, Inc.  39,700                                       947

      TRANSPORTATION 2.8%
      --------------------------------------------------------------------------
    = CNF, Inc.  20,000                                                    1,126
    = CSX Corp.  34,800                                                    1,594
    = J.B. Hunt Transport Services,
      Inc.  14,500                                                           282
   o= Kansas City Southern Industries,
      Inc.  7,500                                                            166
    = Laidlaw International, Inc.  12,000                                    273
   o= Norfolk Southern Corp.  1,900                                           76
    = Union Pacific Corp.  3,200                                             221
    = Werner Enterprises, Inc.  7,200                                        129
                                                                     -----------
                                                                           3,867
      UTILITIES 1.1%
      --------------------------------------------------------------------------
    = American Electric Power Co.,
      Inc.  25,500                                                           968
    = Constellation Energy Group, Inc.  4,500                                247
    = DPL, Inc.  12,500                                                      322
                                                                     -----------
                                                                           1,537
      UTILITIES: ELECTRIC & GAS 0.4%
      --------------------------------------------------------------------------
    = TXU Corp. 5,200                                                        524

      SECURITY                                      FACE AMOUNT         VALUE
         RATE, MATURITY DATE                        ($ x 1,000)      ($ x 1,000)
      U.S. GOVERNMENT SECURITIES 8.7% of net assets

      U.S. Treasury Bond
         9.13%, 05/15/18                                    100              141
         9.00%, 11/15/18                                    125              176
    ~    8.13%, 08/15/19                                  1,300            1,737
         6.25%, 08/15/23                                    300              350
         6.88%, 08/15/25                                    250              315
    =    6.00%, 02/15/26                                  1,100            1,265


                                                         See financial notes. 35

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

      SECURITY                                      FACE AMOUNT         VALUE
         RATE, MATURITY DATE                        ($ x 1,000)      ($ x 1,000)
    =    6.63%, 02/15/27                                  1,000            1,238
      U.S. Treasury Inflation-Protected Security
         0.88%, 04/15/10                                    100              100
    =    1.63%, 01/15/15                                    300              299

      U.S. Treasury Note
         3.75%, 05/15/08                                    600              591
=~(7)    4.00%, 06/15/09                                  2,000            1,971
         3.63%, 01/15/10                                    100               97
 ~(3)    3.50%, 02/15/10                                  2,500            2,407
         4.00%, 02/15/14                                    200              192
         4.25%, 08/15/14                                    200              195
         4.25%, 11/15/14                                    900              878

      U.S. Treasury Stripped Bond
         0.00%, 11/15/16                                    300              178
                                                                     -----------
                                                                          12,130

      FOREIGN GOVERNMENT SECURITIES
      1.8% of net assets

      UK Treasury Gilt
  (6)    4.75%, 06/07/10                                  1,100            1,981
         4.75%, 09/07/15                                    300              549
                                                                     -----------
                                                                           2,530

      CORPORATE BONDS 1.8% of net assets

      FIXED-RATE OBLIGATIONS 1.3%
      --------------------------------------------------------------------------
      DaimlerChrysler NA Holding
         6.40%, 05/15/06                                    200              202

    = El Paso Corp.
         7.80%, 08/01/31                                    100              100

      Federal Republic of Brazil
         4.31%, 04/15/09                                    206              204
         11.00%, 08/17/40                                   200              240
      Series EI
         4.25%, 04/15/06                                     16               16

      General Motors Corp.
         8.38%, 07/15/33                                    350              261

    = Harrahs Operating Co., Inc.
         5.63%, 06/01/15                                    500              481

    = Republic of Panama
         9.38%, 01/16/23                                    250              305
                                                                     -----------
                                                                           1,809
      VARIABLE-RATE OBLIGATIONS 0.5%
      --------------------------------------------------------------------------
    = DaimlerChrysler NA Holding
         4.03%, 05/15/06                                    400              400

      HSBC Bank USA
         3.51%, 12/21/05                                    250              250

      TXU Energy Co, L.L.C. 144A
         4.92%, 01/17/06                                     50               50
                                                                     -----------
                                                                             700

      MUNICIPAL BONDS 1.3% of net assets

      REVENUE BONDS 1.3%
      --------------------------------------------------------------------------
    = Golden State, California
      Securitization Corp.
      Revenue Bond, Series 2003-A-1
         6.25%, 06/01/33                                    250              275

   =+ Massachusetts State Water
      Resource Authority
      General Revenue Bond, Series 2002J
         5.00%, 08/01/32                                    250              256

    = Tobacco Settlement Financing
      Corp. of Rhode Island
      Revenue Bond, Series 2002A
         6.25%, 06/01/42                                    500              530

   =+ Triborough, New York Bridge &
      Tunnel Authority
      Revenue Bond, Series 2002B
         5.00%, 11/15/32                                    750              767
                                                                     -----------
                                                                           1,828

      AGENCY MORTGAGE-BACKED SECURITIES
      17.4% of net assets

      COLLATERALIZED MORTGAGE OBLIGATIONS 0.7%
      --------------------------------------------------------------------------
      FIXED-RATE OBLIGATIONS 0.0%
      Fannie Mae
      Series 2003-3 Class PA
         4.50%, 08/25/09                                      1                1

      VARIABLE-RATE OBLIGATIONS 0.7%
      Freddie Mac Structured
      Series T-61 Class 1A1
         3.90%, 11/01/05                                    923              927
                                                                     -----------
                                                                             928
      U.S. GOVERNMENT AGENCY MORTGAGES 16.7%
      --------------------------------------------------------------------------
      Fannie Mae
         4.00%, 11/01/18 to
                10/01/20                                  2,875            2,728
         4.50%, 07/01/33 to
                09/01/35                                  1,845            1,725


36 See financial notes.

LAUDUS BALANCED MARKETMASTERS FUND

      SECURITY                                      FACE AMOUNT         VALUE
         RATE, MATURITY DATE                        ($ x 1,000)      ($ x 1,000)
 =(1)    5.50%, 09/01/34                                  4,900            4,839
 =(2)    5.50%, 11/01/34                                  2,823            2,788
    ~    5.50%, 11/15/34                                    550              543
         5.50%, 02/01/34 to
                09/01/35                                  3,762            3,717
  (8)    5.50%, 02/01/35                                  1,951            1,926
 (10)    5.50%, 04/01/35                                  1,928            1,903
         6.00%, 04/01/16 to
                03/01/18                                     58               59
  (4)    6.00%, 04/01/35                                  2,318            2,340
      Fannie Mae ARM
         4.80%, 09/01/31                                     25               25
    ~ Fannie Mae ARM TBA
         0.08%, 11/22/35                                    200              202
      Freddie Mac
         6.00%, 09/01/22                                    209              213
      Freddie Mac ARM
         4.41%, 09/01/35                                    198              196
                                                                     -----------
                                                                          23,204

      NON-AGENCY MORTGAGE-BACKED SECURITIES
      1.0% of net assets

      FIXED-RATE OBLIGATIONS 0.1%
      --------------------------------------------------------------------------
      Bank of America Mortgage
      Securities
      Series 2004-2 Class 5A1
         6.50%, 10/25/19                                    123              125

      Residential Funding Mortgage
      Security I
      Series-S9 Class A1
         6.50%, 03/25/32                                     67               68
                                                                     -----------
                                                                             193
      VARIABLE-RATE OBLIGATIONS 0.9%
      --------------------------------------------------------------------------
      Bear Stearns Adjustable Rate
      Mortgage Trust
      Series 2002-11 Class 1A1
         5.63%, 11/01/05                                     77               77
      Series 2002-5 Class 6A
         5.94%, 11/01/05                                     30               30
      Series 2002-9 Class 2A
         5.26%, 11/01/05                                     46               46
      Series 2005-4 Class 23A2
         5.45%, 11/01/05                                    175              175

      Fannie Mae Grantor Trust
      Series 2005-T3 Class A1A
         4.08%, 11/25/05                                    162              162

      Quest Trust, 144A
      Series 2004-X2 Class A1
         4.60%, 11/25/05                                     67               67

      Structured Asset Securities
      Corp.
      Series 2002-13 Class 2A1
         4.54%, 11/25/05                                     23               23

    = Washington Mutual
      Series 2003-R1 Class A1
         4.31%, 11/25/05                                    599              599
                                                                     -----------
                                                                           1,179

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      PREFERRED STOCK 0.0% of net assets

      MISCELLANEOUS 0.0%
      --------------------------------------------------------------------------
      Fannie Mae Preferred                                   10                1

      SECURITY                                      FACE AMOUNT         VALUE
         RATE, MATURITY DATE                        ($ x 1,000)      ($ x 1,000)
      SHORT-TERM INVESTMENTS 2.2% of net assets

      U.S. GOVERNMENT SECURITIES 0.1%
      --------------------------------------------------------------------------
      U.S. Treasury Bill
    =    3.36%, 12/01/05                                     20               20
    =    3.38%, 12/15/05                                     20               20
    =    3.43%, 12/15/05                                     85               85
                                                                     -----------
                                                                             125
      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS 2.1%
      --------------------------------------------------------------------------
      Barclays US Funding Corp.
         4.17%, 02/24/06                                  1,100            1,085

      Nordea North America
         4.08%, 01/20/06                                    500              495
         4.09%, 01/20/06                                    700              694

      UBS Finance, Inc.
         4.16%, 02/28/06                                    600              592
                                                                     -----------
                                                                           2,866


                                                         See financial notes. 37

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      OTHER INVESTMENTS 2.3% of net assets

      OTHER INVESTMENT COMPANIES 2.3%
      --------------------------------------------------------------------------
    = Provident Institutional Funds--
      TempCash  186,605                                                      187

    = Provident Institutional Funds--
      TempFund  3,068,758                                                  3,069
                                                                     -----------
                                                                           3,256

                                                      NUMBER OF         VALUE
      SECURITY DESCRIPTION                            CONTRACTS      ($ x 1,000)
      OPTIONS 0.0% of net assets

      CALL OPTIONS 0.0%
      --------------------------------------------------------------------------
      3 Month LIBOR Futures,
      Strike Price 4.25,
      Expires 10/19/06                                      110                2

      3 Month LIBOR Futures,
      Strike Price 4.50,
      Expires 10/04/06                                      210                6

      3 Month LIBOR Futures,
      Strike Price 4.50,
      Expires 10/18/06                                      210                7
                                                                     -----------
                                                                              15
      PUT OPTIONS 0.0%
      --------------------------------------------------------------------------
      90 Day Euro Dollar Futures,
      Strike Price 92.50,
      Expires 03/13/06                                       35               --*

      90 Day Euro Dollar Futures,
      Strike Price 93.75,
      Expires 12/19/05                                       50                1

      90 Day LIBOR Futures,
      Strike Price 94.375,
      Expires 12/21/05                                       10               --*
                                                                     -----------
                                                                               1

END OF INVESTMENTS.

      SECURITY                                      FACE AMOUNT         VALUE
         RATE, MATURITY DATE                        ($ x 1,000)      ($ x 1,000)
      SHORT SALES 6.0% of net assets

      U.S. GOVERNMENT AGENCY MORTGAGES 1.2%
      --------------------------------------------------------------------------
    ~ Fannie Mae TBA
         6.00%, 11/14/05                                  1,600            1,614

      U.S. GOVERNMENT SECURITIES 4.9%
      --------------------------------------------------------------------------
    ~ U.S Treasury Note
         4.38%, 05/15/07                                    500              500
         6.00%, 08/15/09                                    400              421
         4.00%, 11/15/12                                  1,100            1,066
         3.63%, 05/15/13                                  3,200            3,024
         4.13%, 05/15/15                                  1,800            1,738
                                                                     -----------
                                                                           6,749

                                                      NUMBER OF         VALUE
      SECURITY DESCRIPTION                            CONTRACTS      ($ x 1,000)
      OPTIONS WRITTEN 0.0% of net assets

      CALL OPTIONS 0.0%
      --------------------------------------------------------------------------
      3 Month LIBOR Futures,
      Strike Price 4.31,
      Expires 10/19/06                                       50              (2)

      3 Month LIBOR Futures,
      Strike Price 4.54,
      Expires 10/04/06                                       90              (6)

      3 Month LIBOR Futures,
      Strike Price 4.56,
      Expires 10/18/06                                       90              (7)
                                                                     -----------
                                                                            (15)

END OF SHORT SALES AND OPTIONS WRITTEN.

*Amounts stated as "--" are less than $1.


38 See financial notes.

LAUDUS BALANCED MARKETMASTERS FUND

In addition to the above, the fund held the following at 10/31/05. All numbers x 1,000 except number of futures contracts.

SWAP AGREEMENTS

                                                   Notional         Unrealized
                                                    Amount        Gains/(Losses)
INTEREST RATE SWAPS                               (Foreign)           (USD)
BRITISH POUNDS

Receive fixed rate payments of
6 month LIBOR, Pay variable rate
payments of 5.00%, expires 09/15/10,
Citibank                                                100                  --*

Receive fixed rate payments of
6 month LIBOR, Pay variable rate
payments of 5.00%, expires 09/15/10,
Barclays Bank                                           600                  (5)

EUROPEAN EURO

Receive variable rate payments of
6 month LIBOR, Pay fixed rate
payments of 4.00%, expires 12/15/14,
Merrill Lynch                                         1,200                   7

JAPANESE YEN

Receive variable rate payments of
6 month LIBOR, Pay fixed rate
payments of 1.5%, expires 06/15/15,
Merrill Lynch                                        20,000                   1

Receive fixed rate payments of
6 month LIBOR, Pay variable rate
payments of 1.5%, expires 06/15/15,
Barclays Bank                                        10,000                   1

U.S. DOLLARS

Receive fixed rate payments of
3 month LIBOR, Pay variable rate
payments of 4.00%, expires 12/15/10,
Greenwich Capital                                     5,300                (152)

Receive variable rate payments of
3 month LIBOR, Pay fixed rate
payments of 5.00%, expires 12/15/15,
JP Morgan Chase                                       1,000                  56

Receive variable rate payments of
3 month LIBOR, Pay fixed rate
payments of 6.00%, expires 12/15/24,
UBS AG                                                  200                   3

CREDIT DEFAULT SWAPS

U.S. DOLLARS

GMAC Rate 1.90%,
expires 09/20/06, Lehman Brothers, Inc.                 500                  --*

Eli Lilly & Co. Rate 0.16%,
expires 12/20/08, Barclays Bank PLC                     100                  --*

*Amounts stated as "--" are less than $1.


                                                         See financial notes. 39

LAUDUS BALANCED MARKETMASTERS FUND

All numbers x 1,000 except number of futures contracts.

SWAP AGREEMENTS (CONTINUED)

                                                    Notional        Unrealized
                                                     Amount       Gains/(Losses)
Johnson & Johnson, Inc. Rate 0.11%,
expires 12/20/08, Lehman Brothers, Inc.                  100                 --*

Eaton Corp. Rate 0.28%,
expires 12/20/08, Citibank N.A.                          100                 --*

Whirlpool Corp. Rate 0.29%,
expires 12/20/08, Lehman Brothers, Inc.                  100                 --*

Home Depot, Inc. Rate 0.12%,
expires 12/20/08, Lehman Brothers, Inc.                  100                 --*

Fedex Corp. Rate 0.29%,
expires 12/20/08, Citibank N.A.                          100                 --*

Allstate Corp. Rate 0.26%,
expires 12/20/08, Morgan Stanley                         100                 --*

Wal-mart Stores, Inc. Rate 0.14%,
expires 12/20/08, Citibank N.A.                          200                 --*

Ingersoll-Rand Co. Ltd. Rate 0.32%,
expires 12/20/08, Merrill Lynch                          100                 (1)

Emerson Electric Co. Rate 0.21%,
expires 12/20/08, Morgan Stanley                         100                 --*

Autozone, Inc. Rate 0.35%,
expires 12/20/08, UBS AG                                 200                  1

Radioshack Corp. Rate 0.35%,
expires 12/20/08, Lehman Brothers, Inc.                  100                  1

Masco Corp. Rate 0.30%,
expires 12/20/08, Lehman Brothers, Inc.                  100                 --*

People's Republic of China Rate 0.40%,
expires 06/20/09, Lehman Brothers, Inc.                  200                 (2)

Turkey Rate 2.70%,
expires 09/20/10, Morgan Stanley                         100                 (3)

DJ CDX Rate 0.40%,
expires 06/20/10, Barclays Bank PLC                    1,700                  5
                                                                 ---------------
                                                                            (88)

FUTURES CONTRACTS

                                     Number of      Contract       Unrealized
                                     Contracts       Value        Gains/(Losses)
90 Day Eurodollar, Long
expires 12/19/05                             1           239                 (2)

90 Day Eurodollar, Long
expires 03/13/06                            76        18,100                (35)

5 Year, Long
U.S. Treasury Note,
expires 12/20/05                            60         6,353               (116)

*Amounts stated as "--" are less than $1.


40 See financial notes.

LAUDUS BALANCED MARKETMASTERS FUND

All numbers x 1,000 except number of futures contracts.

FUTURES CONTRACTS (CONTINUED)

                                                            Number of      Contract       Unrealized
                                                            Contracts       Value        Gains/(Losses)
10 Year, Short
U.S. Treasury Note,
expires 12/20/05                                                 (23)         2,494                 24

10 Year, Short
Euro-Bund,
expires 12/08/05                                                  (6)           866                  7

UK Gilt, Long
expires 12/28/05                                                   2            398                 (6)
                                                                                         --------------
                                                                                                  (128)

FORWARD FOREIGN CURRENCY CONTRACTS

                                         Amount of                        Amount of
                   Currency to          Currency to      Currency to     Currency to      Unrealized
Expiration Date    be Received          be Received     be Delivered     be Delivered    Gains/(Losses)
11/08/05           European Euro                 72     U.S. Dollars               87               --*
11/08/05           U.S. Dollars                  30     European Euro              25               --*
11/21/05           U.S. Dollars               2,625     British Pounds          1,493              (16)
12/01/05           Japanese Yen             116,200     U.S. Dollars            1,022              (21)
01/26/06           Singapore Dollars             28     U.S. Dollars               17               (1)
01/26/06           South Korean Won          34,900     U.S. Dollars               34               (1)
02/02/06           Chilean Pesos              1,898     U.S. Dollars                3               --*
02/13/06           Russian Ruble                257     U.S. Dollars                9               --*
02/22/06           Chilean Pesos             16,625     U.S. Dollars               31               --*
02/22/06           Brazilian Real                54     U.S. Dollars               22                1
02/22/06           Peruvian New Sol              35     U.S. Dollars               11               --*
02/24/06           Singapore Dollars             16     U.S. Dollars               10               --*
02/24/06           South Korean Won          10,500     U.S. Dollars               10               --*
02/24/06           Polish Zloty                  33     U.S. Dollars               10               --*
02/24/06           Taiwanese Dollars            300     U.S. Dollars                9               --*
02/28/06           Mexican Pesos                179     U.S. Dollars               16               --*
03/02/06           Slovakian Koruna             331     U.S. Dollars               10               --*
03/13/06           Peruvian New Sol              63     U.S. Dollars               19               (1)
03/20/06           Indian Rupee               1,362     U.S. Dollars               31               (1)
03/20/06           Singapore Dollars             16     U.S. Dollars               10               --*
03/21/06           South Korean Won          10,700     U.S. Dollars               10               --*
03/21/06           Taiwanese Dollars            300     U.S. Dollars                9               --*
03/22/06           Russian Ruble                276     U.S. Dollars               10               --*
03/27/06           Polish Zloty                  34     U.S. Dollars               11               --*
03/27/06           Slovakian Koruna             603     U.S. Dollars               19               (1)
                                                                                         --------------
                                                                                                   (41)

*Amounts stated as "--" are less than $1.


                                                         See financial notes. 41

LAUDUS BALANCED MARKETMASTERS FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2005. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                   $145,246 a
Foreign currency                                                              45 b
Receivables:
   Fund shares sold                                                          131
   Dividends                                                                  64
   Interest                                                                  397
   Due from brokers for futures                                                1
   Investments sold                                                          882
   Investments sold short                                                 10,087
   Unrealized gains on forward foreign currency contracts                      1
Prepaid expenses                                                     +        18
                                                                     -----------
TOTAL ASSETS                                                             156,872

LIABILITIES
--------------------------------------------------------------------------------
Securities sold short, at value                                            8,363 c
Options written, at value                                                     15 d
Swap agreements, at fair value                                               287 e
Payables:
   Fund shares redeemed                                                       97
   Investments bought                                                      7,363
   Due to brokers for futures                                                  2
   Covered short sales                                                     1,643
   Investment adviser and administrator fees                                   7
   Transfer agency and shareholder service fees                                3
   Trustee fees                                                                1
   Withholding taxes on foreign dividends                                      2
   Unrealized losses on forward foreign currency contracts                    42
Accrued expenses                                                     +        55
                                                                     -----------
TOTAL LIABILITIES                                                         17,880

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                             156,872
TOTAL LIABILITIES                                                    -    17,880
                                                                     -----------
NET ASSETS                                                              $138,992

NET ASSETS BY SOURCE
Capital received from investors                                          127,985
Net investment income not yet distributed                                  1,187
Net realized capital gains                                                 3,808 f
Net unrealized capital gains                                               6,012 f

NET ASSET VALUE (NAV) BY SHARE CLASS
                                                     SHARES
SHARE CLASS            NET ASSETS       /       OUTSTANDING       =          NAV
Investor Shares          $129,795                    10,101               $12.85
Select Shares              $9,197                       714               $12.87

  All numbers x 1,000 except number of written option contracts.

a The fund paid $139,051 for these securities.

  Includes certain restricted but deemed liquid 144A securities worth $117 or 0.1% of the fund's total net assets.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                     $139,038
    Sales/maturities              $140,306

  The fund's long-term government security transactions were:

    Purchases                     $245,901
    Sales/maturities              $231,804

b The fund paid $43 for this currency.

c The proceeds for securities sold short is $8,429.

d      OPTIONS        NUMBER      PREMIUMS
       WRITTEN     OF CONTRACTS   RECEIVED
  ---------------  -------------  ---------
  Beginning of
    period                  982       $219
  Options written           314         50
  Options closed           (373)       (78)
  Options                  (693)      (168)
    expired
  Options
    exercised      +         --         --
                   ------------------------
  End of period             230        $23

e The fund received $199 to enter into these swap agreements.

f These derive from investments, short sales, options, foreign currency transactions, futures and swap agreements.

FEDERAL TAX DATA
-------------------------------------------------
PORTFOLIO COST                    $139,357
NET UNREALIZED GAINS AND LOSSES:
Gains                              $11,261
Losses                          +   (5,372)
                                -----------
                                    $5,889

NET UNDISTRIBUTED EARNINGS:
Ordinary income                     $1,124
Long-term capital gains             $4,013
CAPITAL LOSSES UTILIZED             $9,521

RECLASSIFICATIONS:
Net investment income
  not yet distributed                  $55

RECLASSIFIED AS:
Net realized capital losses           ($55)


42 See financial notes.

LAUDUS BALANCED MARKETMASTERS FUND

Statement of
OPERATIONS
For November 1, 2004 through October 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
---------------------------------------------------------------------------------
Dividends                                                                 $1,457 a
Interest                                                              +    1,653
                                                                      -----------
TOTAL INVESTMENT INCOME                                                    3,110

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                         14,032
Net realized gains on short sales                                             21
Net realized gains on foreign currency transactions                           56
Net realized gains on option contracts                                       104
Net realized gains on futures contracts                                      132
Net realized gains on swap agreements                                 +      132
                                                                      -----------
NET REALIZED GAINS                                                        14,477

NET UNREALIZED GAINS AND LOSSES
---------------------------------------------------------------------------------
Net unrealized losses on investments                                      (3,982)
Net unrealized gains on short sales                                          150
Net unrealized gains on foreign currency transactions                         52
Net unrealized losses on option contracts                                     (8)
Net unrealized losses on futures contracts                                  (349)
Net unrealized losses on swap agreements                              +     (219)
                                                                      -----------
NET UNREALIZED LOSSES                                                     (4,356)

EXPENSES
---------------------------------------------------------------------------------
Investment adviser and administrator fees                                  1,111 b
Transfer agent and shareholder service fees:
   Investor shares                                                           335 c
   Select shares                                                              10 c
Trustees' fees                                                                 7 d
Custodian and portfolio accounting fees                                      187
Professional fees                                                             43
Registration fees                                                             35
Shareholder reports                                                           31
Other expenses                                                        +        8
                                                                      -----------
Total expenses                                                             1,767
Expense reduction                                                     -      245 e
                                                                      -----------
NET EXPENSES                                                               1,522

INCREASE IN NET ASSETS FROM OPERATIONS
---------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    3,110
NET EXPENSES                                                          -    1,522
                                                                      -----------
NET INVESTMENT INCOME                                                      1,588
NET REALIZED GAINS                                                        14,477 f
NET UNREALIZED LOSSES                                                 +   (4,356) f
                                                                      -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $11,709

  Unless stated, all numbers x 1,000.

a Net of $3 foreign withholding tax.

b Calculated as a percentage of average daily net assets: 0.775% of the first
  $500 million, 0.75% of the next $500 million, and 0.725% over $1 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM)

  Prior to February 28, 2005, these fees were calculated as 0.85% of average daily net assets.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.15% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

d For the fund's independent trustees only.

e Includes $240 from the investment adviser (CSIM) and $5 from the transfer agent and shareholder service agent (Schwab). CSIM and Schwab has guaranteed to limit the annual operating expenses through February 28, 2006, as follows:

                         % OF AVERAGE
  SHARE CLASS        DAILY NET ASSETS
  -----------------------------------
  Investor Shares               1.10%
  Select Shares                 0.95%

  This limit excludes interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $10,121.


                                                         See financial notes. 43

LAUDUS BALANCED MARKETMASTERS FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                            11/1/04-10/31/05    11/1/03-10/31/04
Net investment income                                 $1,588                $852
Net realized gains                                    14,477               8,042
Net unrealized gains or losses              +         (4,356)                782
                                            ------------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                       11,709               9,676

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                          947               1,360
Select Shares                               +             21                  --
                                            ------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME              $968              $1,360 a,b

TRANSACTIONS IN FUND SHARES c
--------------------------------------------------------------------------------
                                    11/1/04-10/31/05         11/1/03-10/31/04
                                   SHARES        VALUE      SHARES        VALUE
SHARES SOLD
Investor Shares                     1,399      $17,588       3,519      $40,718
Select Shares                   +     679        8,627         169        1,957
                                ------------------------------------------------
TOTAL SHARES SOLD                   2,078      $26,215       3,688      $42,675

SHARES REINVESTED
Investor Shares                        71         $883         112       $1,274
Select Shares                   +       2           20          --           --
                                ------------------------------------------------
TOTAL SHARES REINVESTED                73         $903         112       $1,274

SHARES REDEEMED
Investor Shares                    (2,354)    ($29,691)     (2,489)    ($28,746)
Select Shares                   +    (105)      (1,307)        (31)        (361)
                                ------------------------------------------------
TOTAL SHARES REDEEMED              (2,459)    ($30,998)     (2,520)    ($29,107) d

NET TRANSACTIONS IN
FUND SHARES                          (308)     ($3,880)      1,280      $14,842

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                     11/1/04-10/31/05         11/1/03-10/31/04
                                   SHARES     NET ASSETS    SHARES    NET ASSETS
Beginning of period                11,123       $132,131     9,843      $108,973
Total increase or decrease      +    (308)         6,861     1,280        23,158 e
                                ------------------------------------------------
END OF PERIOD                      10,815       $138,992    11,123      $132,131 f

  Unless stated, all numbers x 1,000.

a UNAUDITED

  For corporations, 100% of the fund's dividends for this report period qualify for the dividends-received deductions.

  The fund designates $968 of the dividend distribution for the fiscal year ended 10/31/05 as qualified dividends for the purpose of the maximum rate under Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2006 via IRS Form 1099 of the amounts for use in preparing their 2005 income tax return.

b The tax-basis components of distributions are:

  CURRENT PERIOD
  Ordinary income                   $968
  Long-term capital gains            $--

  PRIOR PERIOD
  Ordinary income                 $1,360
  Long-term capital gains             $1

c The fund started offering Select Shares on June 3, 2004.

d For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

  CURRENT PERIOD
  Investor Shares                     $1
  Select Shares                +     $--
                               ---------
  TOTAL                               $1

  Dollar amounts are net of the redemption proceeds.

e Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

f Includes distributable net investment income in the amount of $1,187 and $512 at the end of the current period and prior period, respectively.


44 See financial notes.

LAUDUS SMALL-CAP MARKETMASTERS FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                       11/1/04-     11/1/03-     11/1/02-     11/1/01-     11/1/00-
INVESTOR SHARES                                        10/31/05     10/31/04     10/31/03     10/31/02     10/31/01
-------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  12.18        11.08         7.18         8.73        12.27
                                                       ------------------------------------------------------------
Income or loss from investment operations:
   Net investment income or loss                        (0.14)       (0.14)       (0.09)        0.04         0.41
   Net realized and unrealized gains or losses           1.34         1.24         3.99        (1.54)       (2.68)
                                                       ------------------------------------------------------------
   Total income or loss from investment operations       1.20         1.10         3.90        (1.50)       (2.27)
Less distributions:
   Dividends from net investment income                    --           --        (0.00) 1     (0.03)       (0.55)
   Distributions from net realized gains                   --           --           --        (0.02)       (0.72)
                                                       ------------------------------------------------------------
   Total distributions                                     --           --           --        (0.05)       (1.27)
                                                       ------------------------------------------------------------
Net asset value at end of period                        13.38        12.18        11.08         7.18         8.73
                                                       ------------------------------------------------------------
Total return (%)                                         9.85         9.93        54.32       (17.34)      (19.99)

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                1.55         1.55         1.55         0.93 2,3     0.50 2
   Gross operating expenses                              1.69         1.77         1.80         1.31 2       0.91 2
   Net investment income or loss                        (0.95)       (1.08)       (0.98)        0.06         4.17
Portfolio turnover rate                                    94          140           94          324          172
Net assets, end of period ($ x 1,000,000)                 108          129          115           81          111

1 Per-share amount was less than $0.01.

2 Prior to the fund's change in structure on June 3, 2002, the expenses incurred by underlying funds in which the fund invested were not included in this ratio.

3 The ratio of net operating expenses would have been 0.84% if certain non-routine expenses (proxy fees) had not been included.


                                                         See financial notes. 45

LAUDUS SMALL-CAP MARKETMASTERS FUND

                                                        11/1/04-     6/9/04 1-
SELECT SHARES                                           10/31/05     10/31/04
-------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    12.19        12.11
                                                        -----------------------------------------------------------
Income or loss from investment operations:
   Net investment loss                                    (0.11)       (0.03)
   Net realized and unrealized gains                       1.33         0.11
                                                        -----------------------------------------------------------
   Total income from investment operations                 1.22         0.08
                                                        -----------------------------------------------------------
Net asset value at end of period                          13.41        12.19
                                                        -----------------------------------------------------------
Total return (%)                                          10.01         0.66 2

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
   Net operating expenses                                  1.37         1.37 3
   Gross operating expenses                                1.64         1.79 3
   Net investment loss                                    (0.75)       (0.91) 3
Portfolio turnover rate                                      94          140 2
Net assets, end of period ($ x 1,000,000)                     1         0.32

1 Commencement of operations.

2 Per-share amount was less than $0.01.

3 Annualized.

4 Not annualized.


46 See financial notes.

LAUDUS SMALL-CAP MARKETMASTERS FUND

PORTFOLIO HOLDINGS as of October 31, 2005

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC'S website at http://www.sec.gov and may be reviewed and copied at the SEC'S Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbol below to designate certain characteristics of the security.

(1) Top ten holding

 o  Non-income producing security

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
 93.2%  COMMON STOCK                                       86,094        101,694

  0.7%  FOREIGN COMMON STOCK                                  835            764

  0.2%  SHORT-TERM INVESTMENTS                                199            199

  5.3%  OTHER INVESTMENTS                                   5,796          5,796
--------------------------------------------------------------------------------
 99.4%  TOTAL INVESTMENTS                                  92,924        108,453

  0.6%  OTHER ASSETS AND
        LIABILITIES                                                          652
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 109,105

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 93.2% of net assets

      AIR TRANSPORTATION 3.2%
      --------------------------------------------------------------------------
 o(3) AirTran Holdings, Inc.  109,800                                      1,642
    o Continental Airlines, Inc.  66,800                                     865
    o Jetblue Airways Corp.  35,400                                          659
      SkyWest, Inc.  12,450                                                  365
                                                                     -----------
                                                                           3,531
      BANKS 0.9%
      --------------------------------------------------------------------------
      Commerce Bancorp, Inc.  6,820                                          208
      North Fork Bancorp, Inc.  14,150                                       358
      Peoples Bank  4,905                                                    158
      Zions Bancorp.  3,100                                                  228
                                                                     -----------
                                                                             952
      BUSINESS MACHINES & SOFTWARE 0.3%
      --------------------------------------------------------------------------
    o Lexmark International, Inc.,
      Class A  5,170                                                         215
    o Seachange International, Inc.  13,100                                   82
                                                                     -----------
                                                                             297
      BUSINESS SERVICES 1.6%
      --------------------------------------------------------------------------
    o Akamai Technologies, Inc.  24,400                                      423
    o Aquantive, Inc.  42,500                                                920
    o Cross Country Healthcare, Inc.  16,950                                 308
      Mentor Graphics Corp.  11,300                                           94
                                                                     -----------
                                                                           1,745
      CAPITAL GOODS 9.5%
      --------------------------------------------------------------------------
    o 3Com Corp.  168,860                                                    650
    o Alliant Techsystems, Inc.  5,500                                       386
      Baldor Electric Co.  35,440                                            861
    o BE Aerospace, Inc.  42,100                                             763
      Bucyrus International, Inc.  3,175                                     132
    o Builders Firstsource, Inc.  32,250                                     631
      Dover Corp.  8,300                                                     324
    o EMCOR Group, Inc.  5,250                                               320
    o General Cable Corp.  44,020                                            715
    o Global Power Equipment Group, Inc.
      25,375                                                                 159
      Grainger, Inc.  5,500                                                  368
      Granite Construction, Inc.  18,175                                     620
    o Infrasource Services, Inc.  5,975                                       77
      Pall Corp.  5,600                                                      147
      SPX Corp.  5,800                                                       250
      Teleflex, Inc.  7,950                                                  526
      The Manitowoc Co., Inc.  12,190                                        649
    o Trex Company, Inc.  20,870                                             434
 o(9) URS Corp.  31,125                                                    1,258
    o Washington Group International, Inc.
      15,200                                                                 755
      York International Corp.  5,990                                        336
                                                                     -----------
                                                                          10,361


                                                         See financial notes. 47

LAUDUS SMALL-CAP MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      CHEMICAL 0.8%
      --------------------------------------------------------------------------
    o Cabot Microelectronics Corp.  22,410                                   659
      Cytec Industries, Inc.  4,550                                          188
                                                                     -----------
                                                                             847
      COMMERCIAL SERVICES & SUPPLIES 4.8%
      --------------------------------------------------------------------------
      ABM Industries, Inc.  6,800                                            134
      Administaff, Inc.  7,200                                               305
      Bowne & Co., Inc.  15,200                                              216
    o DeVry, Inc.  10,575                                                    239
    o Education Management Corp.  20,360                                     628
      Knoll, Inc.  21,975                                                    350
    o Portfolio Recovery Associates, Inc.
      25,750                                                               1,002
  (5) Steelcase, Inc., Class A   109,830                                   1,573
    o Teletech Holdings, Inc.  10,400                                        108
    o TRC Cos., Inc.  14,980                                                 200
    o Watson Wyatt & Co., Holdings   20,340                                  539
                                                                     -----------
                                                                           5,294
      CONSUMER DURABLES & APPAREL 8.6%
      --------------------------------------------------------------------------
  (1) Beazer Homes USA, Inc.   36,675                                      2,125
    o Comstock Homebuilding Cos., Class A
      1,375                                                                   23
      Jones Apparel Group, Inc.  8,285                                       226
      La-Z-Boy Chair Co.  43,220                                             512
      Leggett & Platt, Inc.  15,150                                          303
      MDC Holdings, Inc.   14,123                                            969
 o(6) Meritage Corp.  24,950                                               1,554
 (10) Standard Pacific Corp.  31,000                                       1,196
  (7) The Ryland Group, Inc.  21,700                                       1,460
    o Toll Brothers, Inc.  26,300                                            971
                                                                     -----------
                                                                           9,339
      CONSUMER SERVICES 3.7%
      --------------------------------------------------------------------------
    o California Pizza Kitchen, Inc.  25,415                                 813
    o Cosi, Inc. 54,250                                                      475
    o O' Charleys, Inc.  41,820                                              573
    o Six Flags, Inc.  101,180                                               748
    o Texas Roadhouse, Inc., Class A   43,500                                685
    o Vail Resorts, Inc.   21,950                                            735
                                                                     -----------
                                                                           4,029
      DIVERSIFIED FINANCIALS 4.5%
      --------------------------------------------------------------------------
      First Marblehead Corp. (The)  22,490                                   666
      Jefferies Group, Inc.   21,525                                         914
    o Knight Trading Group, Inc.,
      Class A  72,130                                                        690
      Raymond James Financial, Inc.  22,460                                  764
  (2) The Chicago Mercantile Exchange 5,000                                1,826
                                                                     -----------
                                                                           4,860
      ELECTRONICS 1.5%
      --------------------------------------------------------------------------
    o Kemet Corp. 32,700                                                     226
    o LAM Research Corp.  8,900                                              300
    o LSI Logic Corp. 32,700                                                 265
    o RF Micro Devices, Inc.  31,450                                         165
    o Sierra Wireless, Inc.  43,250                                          477
      Tektronix, Inc. 10,985                                                 253
                                                                     -----------
                                                                           1,686
      ENERGY 4.6%
      --------------------------------------------------------------------------
    o Cooper Cameron Corp.  3,600                                            265
    o Dresser-Rand Group, Inc.  16,950                                       368
      ENSCO International, Inc.  4,200                                       191
    o Global Industry Ltd.  22,100                                           281
    o Helmerich & Payne, Inc.  14,370                                        796
    o Oceaneering International, Inc.  20,190                                972
    o Offshore Logistics, Inc.  8,175                                        278
    o Tetra Technologies, Inc.  8,400                                        235
      Tidewater, Inc. 19,720                                                 906
    o Whiting Petroleum Corp.  18,490                                        750
                                                                     -----------
                                                                           5,042
      ENERGY: RAW MATERIALS 0.1%
      --------------------------------------------------------------------------
    o Weatherford International Ltd.  1,300                                   82

      FOOD & STAPLES RETAILING 0.4%
      --------------------------------------------------------------------------
    o Performance Food Group Co.  15,920                                     439

      FOOD BEVERAGE & TOBACCO 1.2%
      --------------------------------------------------------------------------
    o Hain Celestial Group, Inc.  45,730                                     883
      MGP Ingredients, Inc.  11,700                                          126
      Molson Coors Brewing Co.  4,520                                        279
                                                                     -----------
                                                                           1,288


48 See financial notes.

LAUDUS SMALL-CAP MARKETMASTERS FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      HEALTH CARE EQUIPMENT & SERVICES 10.4%
      --------------------------------------------------------------------------
      Analogic Corp.  14,850                                                 695
    o Arthrocare Corp.  27,300                                             1,003
      Beckman Coulter, Inc. 4,800                                            236
    o Cholestech Corp.  14,325                                               123
    o Edwards Lifesciences Corp.  6,000                                      248
    o EV3, Inc.  23,050                                                      346
    o Foxhollow Technologies, Inc.  24,650                                 1,117
      Hillenbrand Industries, Inc.  5,400                                    249
    o Intuitive Surgical, Inc.  11,175                                       992
    o Kyphon, Inc.  17,300                                                   694
      LCA-Vision, Inc.  14,550                                               611
    o Lifecell Corp.  18,975                                                 307
    o Neurometric, Inc.  8,900                                               331
    o NuVasive, Inc.  32,050                                                 559
    o Pharmaceutical Product Development, Inc.
      8,890                                                                  511
    o Rita Medical Systems, Inc.  35,200                                     118
    o SurModics, Inc.  12,225                                                483
    o Syneron Medical Ltd.  6,550                                            235
    o Synovis Life Technologies, Inc.  10,775                                 97
    o Thermo Electron Corp.  12,300                                          371
    o Thoratec Corp.  49,725                                                 984
    o Varian, Inc.  11,550                                                   425
    o VCA Antech, Inc.  21,950                                               566
                                                                     -----------
                                                                          11,301
      HEALTHCARE / DRUGS & MEDICINE 2.1%
      --------------------------------------------------------------------------
    o Lifepoint Hospitals, Inc.  27,500                                    1,075
    o ResMed, Inc.  26,250                                                 1,001
      Valeant Pharmaceuticals International
      15,000                                                                 258
                                                                     -----------
                                                                           2,334
      HOUSEHOLD & PERSONAL PRODUCTS 0.5%
      --------------------------------------------------------------------------
    o NBTY, Inc.  28,030                                                     561

      HOUSEHOLD PRODUCTS 0.5%
      --------------------------------------------------------------------------
      Estee Lauder Cos., Inc., Class A   8,600                               285
      International Flavors & Fragrances, Inc.
      7,500                                                                  248
                                                                     -----------
                                                                             533
      INSURANCE 0.9%
      --------------------------------------------------------------------------
      Arthur J. Gallagher & Co.  9,200                                       271
      Assurant, Inc.  11,090                                                 423
      Old Republic International Corp.  12,800                               332
                                                                     -----------
                                                                           1,026
      MATERIALS 1.1%
      --------------------------------------------------------------------------
    o Aleris International, Inc.  18,850                                     489
      Martin Marietta Materials, Inc.  9,340                                 737
                                                                     -----------
                                                                           1,226
      MEDIA 2.3%
      --------------------------------------------------------------------------
      Dow Jones & Co., Inc.  5,500                                           186
    o Emmis Communications Corp.  34,390                                     673
    o Entercom Communications Corp.  3,450                                   100
    o Radio One, Inc., Class D  50,470                                       596
    o Univision Communications, Inc.  7,600                                  199
    o Valassis Communications, Inc.  18,110                                  566
      Westwood One, Inc.  7,800                                              144
                                                                     -----------
                                                                           2,464
      OIL: DOMESTIC 0.1%
      --------------------------------------------------------------------------
    o Murphy Oil Corp.  1,800                                                 84

      PHARMACEUTICALS & BIOTECHNOLOGY 3.9%
      --------------------------------------------------------------------------
    o Adams Respiratory Therapeutics, Inc.  14,800                           554
    o Andrx Corp.  26,820                                                    415
    o Charles River Laboratories, Inc.  5,290                                231
    o Human Genome Sciences, Inc.  28,590                                    239
    o Momenta Pharmaceuticals, Inc.  17,000                                  366
    o Par Pharmaceutical Cos., Inc.  6,200                                   160
      Perrigo Co.  46,740                                                    625
    o Techne Corp.  4,325                                                    234
o (8) United Therapeutics Corp.  19,600                                    1,448
                                                                     -----------
                                                                           4,272
      PRODUCER GOODS & MANUFACTURING 1.8%
      --------------------------------------------------------------------------
    o GrafTech International Ltd.  16,100                                     79
      Pentair, Inc.  10,600                                                  344
o (4) The Shaw Group, Inc.  59,400                                         1,592
                                                                     -----------
                                                                           2,015


                                                         See financial notes. 49

LAUDUS SMALL-CAP MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      RAILROAD & SHIPPING 0.5%
      --------------------------------------------------------------------------
    o Sharper Image Corp.  48,800                                            497

      REAL ESTATE 1.9%
      --------------------------------------------------------------------------
    o FelCor Lodging Trust, Inc.  30,920                                     462
      Innkeepers USA Trust  31,940                                           498
      Post Properties, Inc.  14,680                                          599
      Washington Real Estate Investment Trust
      19,170                                                                 572
                                                                     -----------
                                                                           2,131
      RETAILING 5.3%
      --------------------------------------------------------------------------
    o Ann Taylor Stores Corp.  4,800                                         116
    o Coldwater Creek, Inc.  39,650                                        1,070
    o Cost Plus, Inc.  30,950                                                475
      Family Dollar Stores, Inc.  13,500                                     299
      Federated Department Stores, Inc.  6,072                               373
    o Genesco, Inc.  28,750                                                1,058
    o Guess, Inc.  12,450                                                    338
    o Netflix, Inc.  28,650                                                  757
      Officemax, Inc.  12,790                                                358
      Tiffany & Co.  7,500                                                   296
    o Wetseal, Inc., Class A  132,300                                        684
                                                                     -----------
                                                                           5,824
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.8%
      --------------------------------------------------------------------------
    o Brooks Automation, Inc.  17,075                                        200
    o Cymer, Inc.  7,650                                                     266
    o Cypress Semiconductor Corp.  25,600                                    348
    o Freescale Semiconductor, Inc., Class B
      14,900                                                                 356
      Intersil Holding Corp., Class A  12,200                                278
    o Kopin Corp.  13,700                                                     77
    o Micron Technology, Inc.  13,000                                        169
      National Semiconductor Corp.  19,560                                   443
    o Novellus Systems, Inc.  17,800                                         389
    o Teradyne, Inc.  33,600                                                 455
    o Trident Microsystems, Inc.  26,400                                     799
    o Ultratech, Inc.  23,680                                                326
                                                                     -----------
                                                                           4,106
      SOFTWARE & SERVICES 7.8%
      --------------------------------------------------------------------------
    o Agile Software Corp.  30,450                                           216
    o Aspen Technology, Inc.  46,600                                         282
    o Blue Coat Systems, Inc.  11,225                                        527
    o Ciber, Inc.  120,095                                                   766
    o Corillian Corp.  13,925                                                 44
      Gevity HR, Inc.  12,300                                                317
      Global Payments, Inc.  14,300                                          613
    o Indus International, Inc.  57,575                                      167
    o Informatica Corp.  36,330                                              432
    o Internet Security Systems, Inc.  41,180                              1,014
    o Keane, Inc.  14,475                                                    164
    o Lionbridge Technologies, Inc.  35,600                                  241
    o ManTech International Corp., Class A
      28,250                                                                 783
      Maximus, Inc.  18,290                                                  663
    o Micromuse  49,250                                                      353
    o MRO Software, Inc.  5,900                                               97
    o Raindance Communications, Inc.
      58,750                                                                 117
      Talx Corp.  17,175                                                     679
    o Tibco Software, Inc.  87,110                                           661
    o Tumbleweed Communications Corp.
      12,585                                                                  43
    o Unisys Corp.  25,700                                                   131
    o Webmethods, Inc.  27,125                                               189
                                                                     -----------
                                                                           8,499
      TECHNOLOGY HARDWARE & EQUIPMENT 4.1%
      --------------------------------------------------------------------------
    o Andrew Corp.  69,850                                                   742
    o Anixter International, Inc.  5,150                                     191
    o Arrow Electronics, Inc.  2,200                                          65
    o Avid Technology, Inc.  8,700                                           428
    o Celestica, Inc.  22,605                                                216
      Cognex Corp.  21,550                                                   616
      Diebold, Inc.  10,740                                                  388
    o F5 Networks, Inc.  14,550                                              757
    o Powerwave Technologies, Inc.  27,975                                   314
    o Viisage Technology, Inc.  87,690                                       403
    o Vishay Intertechnology, Inc.  35,800                                   406
                                                                     -----------
                                                                           4,526


50 See financial notes.

LAUDUS SMALL-CAP MARKETMASTERS FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      TRANSPORTATION 0.5%
      --------------------------------------------------------------------------
      American Commercial Lines, Inc. 17,900                                 503

      FOREIGN COMMON STOCK 0.7% of net assets

      ISRAEL 0.5%
      --------------------------------------------------------------------------
    o ECI Telecom, Ltd.  76,600                                              582

      UNITED KINGDOM 0.2%
      --------------------------------------------------------------------------
      Willis Group Holdings Ltd.  4,900                                      182

      SECURITY                                         FACE AMOUNT      VALUE
         RATE, MATURITY DATE                           ($ x 1,000)   ($ x 1,000)
      SHORT-TERM INVESTMENTS 0.2% of net assets

      U.S. GOVERNMENT SECURITIES 0.2%
      --------------------------------------------------------------------------
      U.S. Treasury Bill
         3.33%, 12/15/05                                       200           199

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      OTHER INVESTMENTS 5.3% of net assets

      OTHER INVESTMENT COMPANIES 5.3%
      --------------------------------------------------------------------------
      Provident Institutional Funds--
      TempCash  442,718                                                      443

      Provident Institutional Funds--
      TempFund  5,352,663                                                  5,353
                                                                     -----------
                                                                           5,796

END OF INVESTMENTS.


                                                         See financial notes. 51

LAUDUS SMALL-CAP MARKETMASTERS FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2005. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                   $108,453 a
Receivables:
   Fund shares sold                                                           28
   Dividends                                                                  36
   Investments sold                                                        2,600
Prepaid expenses                                                     +        16
                                                                     -----------
TOTAL ASSETS                                                             111,133

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                      160
   Investments bought                                                      1,792
   Investment adviser and administrator fees                                   9
   Transfer agency and shareholder service fees                                2
   Trustee fee                                                                 1
Accrued expenses                                                     +        64
                                                                     -----------
TOTAL LIABILITIES                                                          2,028

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                             111,133
TOTAL LIABILITIES                                                    -     2,028
                                                                     -----------
NET ASSETS                                                              $109,105

NET ASSETS BY SOURCE
Capital received from investors                                           85,251
Net investment income not yet distributed                                     11
Net realized capital gains                                                 8,314 b
Net unrealized capital gains                                              15,529

NET ASSET VALUE (NAV) BY SHARE CLASS
                                                     SHARES
SHARE CLASS           NET ASSETS        /       OUTSTANDING       =          NAV
Investor Shares         $108,284                      8,094               $13.38
Select Shares               $821                         61               $13.41

  Unless stated, all numbers x 1,000.

a The fund paid $92,924 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                               $110,312
    Sales/maturities                        $147,697

b These derive from investments and futures.

  FEDERAL TAX DATA
  ---------------------------------------------------
  PORTFOLIO COST                             $93,518
  NET UNREALIZED GAINS AND LOSSES:
  Gains                                      $20,226
  Losses                                  +   (5,291)
                                          ----------
                                             $14,935
  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                                $11
  Long-term capital gains                     $8,917

  CAPITAL LOSSES UTILIZED                       $787

  RECLASSIFICATIONS:
  Net investment income
    not yet distributed                       $1,145

  RECLASSIFIED AS:
  Net realized capital gains                     $47
  Capital received from
    investors                                ($1,192)


52 See financial notes.

LAUDUS SMALL-CAP MARKETMASTERS FUND

Statement of
OPERATIONS
For November 1, 2004 through October 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                  $735
Interest                                                              +       4
                                                                      ----------
TOTAL INVESTMENT INCOME                                                     739

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                         9,175
Net realized gains on futures contracts                               +     262
                                                                      ----------
NET REALIZED GAINS                                                        9,437

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                       3,833

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 1,490 a
Transfer agent and shareholder service fees:
   Investor shares                                                          304 b
   Select shares                                                              2 b
Trustees' fees                                                                6 c
Custodian and portfolio accounting fees                                     140
Professional fees                                                            48
Registration fees                                                            33
Shareholder reports                                                          42
Other expenses                                                        +       8
                                                                      ----------
Total expenses                                                            2,073
Expense reduction                                                     -     175 d
                                                                      ----------
NET EXPENSES                                                              1,898

DECREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                     739
NET EXPENSES                                                          -   1,898
                                                                      ----------
NET INVESTMENT LOSS                                                      (1,159)
NET REALIZED GAINS                                                        9,437 e
NET UNREALIZED GAINS                                                  +   3,833 e
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                   12,111

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 1.17% of the first
  $500 million, 1.13% of the next $500 million and 1.07% over $1 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM)

  Prior to February 28, 2005, these fees were calculated as 1.30% of average daily net assets.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.15% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d Includes $174 from the investment adviser (CSIM) and $1 from the transfer agent and shareholder service agent (Schwab). CSIM and Schwab has guaranteed to limit the annual operating expenses through February 28, 2006, as follows:

                           % OF AVERAGE
  SHARE CLASS          DAILY NET ASSETS
  -------------------------------------
  Investor Shares                 1.55%
  Select Shares                   1.37%

  This limit excludes interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $13,270.


                                                         See financial notes. 53

LAUDUS SMALL-CAP MARKETMASTERS FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000 except footnote.

OPERATIONS
--------------------------------------------------------------------------------
                                        11/1/04-10/31/05       11/1/03-10/31/04
Net investment loss                              ($1,159)               ($1,436)
Net realized gains                                 9,437                 21,842

Net unrealized gains or losses          +          3,833                 (9,695)
                                        ----------------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                  $12,111                $10,711

TRANSACTIONS IN FUND SHARES a
--------------------------------------------------------------------------------
                                     11/1/04-10/31/05         11/1/03-10/31/04
                                   SHARES        VALUE      SHARES        VALUE
SHARES SOLD
Investor Shares                       351       $4,603       3,329      $40,268
Select Shares                   +      75          993          28          329
                                ------------------------------------------------
TOTAL SHARES SOLD                     426       $5,596       3,357      $40,597

SHARES REDEEMED
Investor Shares                    (2,867)    ($37,600)     (3,099)    ($36,800)
Select Shares                   +     (40)        (541)         (2)         (16)
                                ------------------------------------------------
TOTAL SHARES REDEEMED              (2,907)    ($38,141)     (3,101)    ($36,816) b

NET TRANSACTIONS IN
FUND SHARES                        (2,481)    ($32,545)        256       $3,781

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                     11/1/04-10/31/05         11/1/03-10/31/04
                                   SHARES   NET ASSETS      SHARES   NET ASSETS
Beginning of period                10,636     $129,539      10,380     $115,047
Total increase or decrease      +  (2,481)     (20,434)        256       14,492 c
                                ------------------------------------------------
END OF PERIOD                       8,155     $109,105      10,636     $129,539 d

  Unless stated, all numbers x 1,000.

a The fund started offering Select shares on June 9, 2004.

b For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

  CURRENT PERIOD
  Investor Shares           $2
  Select Shares         +  $--
                        ------
  TOTAL                     $2

  Dollar amounts are net of the redemption proceeds.

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes distributed net investment income in the amount of $11 and distributable net investment income of $25 at the end of the current and prior period, respectively.


54 See financial notes.

LAUDUS INTERNATIONAL MARKETMASTERS FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS


                                                           11/1/04-       11/1/03-      11/1/02-      11/1/01-     11/1/00-
INVESTOR SHARES                                            10/31/05       10/31/04      10/31/03      10/31/02     10/31/01
---------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       13.58         11.95           8.74         10.80        15.53
                                                           ----------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                      0.06          0.02           0.03          0.10         0.73
   Net realized and unrealized gains or losses                3.16          1.65           3.18         (1.43)       (3.90)
                                                           ----------------------------------------------------------------
   Total income or loss from investment operations            3.22          1.67           3.21         (1.33)       (3.17)
Less distributions:
   Dividends from net investment income                      (0.02)        (0.04)         (0.00) 1      (0.07)       (0.77)
   Distributions from net realized gains                        --            --             --         (0.66)       (0.79)
                                                           ----------------------------------------------------------------
   Total distributions                                       (0.02)        (0.04)            --         (0.73)       (1.56)
                                                           ----------------------------------------------------------------
Net asset value at end of period                             16.78         13.58          11.95          8.74        10.80
                                                           ----------------------------------------------------------------
Total return (%)                                             23.75         13.98          36.74        (13.65)      (22.41)

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
   Net operating expenses                                     1.65          1.65           1.65          0.99 2,3     0.50 3
   Gross operating expenses                                   1.74          1.89           1.92          1.32 3       0.88 3
   Net investment income                                      0.37          0.15           0.33          0.60         5.13
Portfolio turnover rate                                         53            69             99           158           51
Net assets, end of period ($ x 1,000,000)                      794           552            302           206          215

1 The per share amount was less than $0.01.

2 The ratio of net operating expenses would have been 0.93% if certain non-routine expenses (proxy fees) had not been included.

3 Prior to the fund's change in structure on June 3, 2002, the expenses incurred by underlying funds in which the fund invested were not included in this ratio.


                                                         See financial notes. 55

LAUDUS INTERNATIONAL MARKETMASTERS FUND

                                                                     11/1/04-      4/2/04 1-
SELECT SHARES                                                       10/31/05       10/31/04
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                                13.61        13.64
                                                                    ----------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                               0.08         0.02
   Net realized and unrealized gains or losses                         3.17        (0.05)
                                                                    ----------------------------------------------------------------
   Total income or loss from investment operations                     3.25        (0.03)
                                                                    ----------------------------------------------------------------
Less distributions:
   Dividends from net investment income                               (0.05)          --
                                                                    ----------------------------------------------------------------
Net asset value at end of period                                      16.81        13.61
                                                                    ----------------------------------------------------------------
Total return (%)                                                      23.90        (0.22) 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
   Net operating expenses                                              1.47         1.47 3
   Gross operating expenses                                            1.68         1.86 3
   Net investment income                                               0.59         0.37 3
Portfolio turnover rate                                                  53           69 2
Net assets, end of period ($ x 1,000,000)                               274           81

1 Commencement of operations.

2 Not annualized.

3 Annualized.


56 See financial notes.

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS as of October 31, 2005

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC'S website at http://www.sec.gov and may be reviewed and copied at the SEC'S Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbol below to designate certain characteristics of the security.

(1) Top ten holding

 o  Non-income producing security

 *  American Depositary Receipt

 =  Collateral for future contract

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                     ($x1,000)     ($x1,000)
--------------------------------------------------------------------------------
 94.6%  FOREIGN COMMON
        STOCK                                              818,625     1,009,892

  0.1%  SHORT-TERM
        INVESTMENTS                                            896           896

  4.5%  OTHER INVESTMENTS                                   48,278        48,278
--------------------------------------------------------------------------------
 99.2%  TOTAL INVESTMENTS                                  867,799     1,059,066

  0.8%  OTHER ASSETS AND
        LIABILITIES                                                        8,814
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                               1,067,880

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      FOREIGN COMMON STOCK 94.6% of net assets

      AUSTRALIA 2.3%
      --------------------------------------------------------------------------
      Australia and New Zealand Banking
      Group Ltd.  468,000                                                  8,262
      BHP Billiton Ltd.  193,200                                           2,997
      Billabong International Ltd.  161,200                                1,565
      Macquarie Bank Ltd.  64,900                                          3,151
      Publishing & Broadcasting Ltd.  21,456                                 260
    o Raiffeisen International Bank Holdings
      43,000                                                               2,708
      SFE Corp.  209,654                                                   1,957
      Sigma Co., Ltd.  161,200                                             1,450
      Toll Holdings Ltd.  179,400                                          1,681
                                                                     -----------
                                                                          24,031
      AUSTRIA 0.4%
      --------------------------------------------------------------------------
      Andritz AG  17,557                                                   1,595
      Erste Bank der Oesterreichischen
      Sparkassen AG  48,100                                                2,503
                                                                     -----------
                                                                           4,098
      BAHAMAS 0.0%
      --------------------------------------------------------------------------
    o Steiner Leisure Ltd.  15,349                                           523

      BELGIUM 0.5%
      --------------------------------------------------------------------------
      EVS Broadcast Equipment SA  16,526                                     556
      Interbrew SA  56,866                                                 2,272
    o Option N.V.  36,667                                                  2,320
                                                                     -----------
                                                                           5,148
      BRAZIL 0.7%
      --------------------------------------------------------------------------
      Banco Itau SA Preferred  125,000                                     2,992
    o Diagnosticos da America SA  31,100                                     504
    * Gol Linhas Aereas International  25,000                                866
    o Natura Cosmeticos SA  38,700                                         1,532
      Petrobras Brasileiro SA  95,700                                      1,369
   o* Telesp Celular Participacoes SA  183,258                               669
                                                                     -----------
                                                                           7,932
      CANADA 2.2%
      --------------------------------------------------------------------------
    = Canadian National Railway Co.  54,300                                3,931
      Corus Entertainment, Inc.  10,200                                      269
      Encana Corp. 60,400                                                  2,762
      Extendicare, Inc., Class A  144,199                                  2,322
    o Gildan Activewear, Inc.  24,000                                        839
      Home Capital Group, Inc., Class B
      42,613                                                               1,282
      Manulife Financial Corp.  54,400                                     2,831
   o* Nortel Networks Corp.  367,100                                       1,193
      Peyto Energy Trust  56,632                                           1,248
    o Research in Motion Ltd.  34,500                                      2,121
      Ritchie Brothers Auctioneers, Inc.  18,700                             767


                                                         See financial notes. 57

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
  SECURITY AND NUMBER OF SHARES                                      ($ x 1,000)
    o RONA, Inc.  54,100                                                   1,005
      Rothmans, Inc.  91,688                                               1,873
    o Shoppers Drug Mart Corp.  21,500                                       715
                                                                     -----------
                                                                          23,158
      CAYMAN ISLANDS 0.1%
      --------------------------------------------------------------------------
    * Ctrip.Com International Ltd.  13,900                                   800

      CHILE 0.4%
      --------------------------------------------------------------------------
    * Banco Santander Chile SA  26,600                                     1,039
   o* Cencosud SA, 144A  52,700                                            1,663
      S.A.C.I. Falabella SA  646,900                                       1,593
                                                                     -----------
                                                                           4,295
      COLOMBIA 0.1%
      --------------------------------------------------------------------------
    * Bancolombia S.A. Sponsored 44,800                                    1,062

      DENMARK 0.3%
      --------------------------------------------------------------------------
      Bang Olufsen A/S Class B  15,915                                     1,523
    o Genmab A/S  59,250                                                   1,139
    o Vestas Wind System A/S  4,400                                           95
                                                                     -----------
                                                                           2,757
      EGYPT 0.1%
      --------------------------------------------------------------------------
      Orascom Construction Industries  46,705                              1,586

      FINLAND 0.2%
      --------------------------------------------------------------------------
      Nokian Renkaat Oyj  163,190                                          2,543

      FRANCE 9.1%
      --------------------------------------------------------------------------
    o Accor SA  12,772                                                       638
    o Alten  35,356                                                        1,030
      April Group  48,294                                                  1,701
      AXA  50,349                                                          1,458
    o AXAlto Holding N.V.  41,130                                          1,120
  (8) Banque National de Paris  160,500                                   12,174
      Carrefour SA  46,235                                                 2,056
      Essilor International SA  25,600                                     2,108
    o Eurazeo  13,200                                                      1,283
    o GameLoft  82,600                                                       547
    o Groupe Steria SCA  42,937                                            2,199
      Hermes International  8,900                                          1,997
    o Iliad SA  17,150                                                       915
      Ipsos  7,946                                                           943
    o JC Decaux SA  114,318                                                2,337
      Klepierre  7,900                                                       741
      L'Oreal  82,000                                                      6,030
      Lvmh Moet Hennessy Louis Vutton SA
      21,089                                                               1,708
      Neopost SA  59,500                                                   5,741
    o Nexity Co.  74,694                                                   3,406
    o Orpea  24,400                                                        1,316
      PagesJaunes SA  57,513                                               1,482
      Pernod-Ricard  10,175                                                1,780
    o Pinault-Printemps-Redoute SA  15,803                                 1,661
    o Pinguely-Haulotte  107,277                                           1,939
      Publicis Groupe SA  270,400                                          8,943
    o Saft Groupe SA  32,407                                               1,025
      Sagem SA  7,350                                                        146
      Sanofi-Aventis  109,300                                              8,757
   o= Silicon-On-Insulator Technologies
      163,623                                                              2,453
    = SR Teleperformance  73,352                                           2,160
      Technip SA  37,200                                                   2,013
    o Television Francaise 1  104,000                                      2,668
      Total SA, Class B  5,000                                             1,258
      Vinci SA  27,800                                                     2,174
    o Vivendi Universal SA  155,586                                        4,897
    o Wavecom SA  94,060                                                   1,356
    o Zodiac SA  23,000                                                    1,254
                                                                     -----------
                                                                          97,414
      GERMANY 8.2%
      --------------------------------------------------------------------------
      Allianz AG  17,443                                                   2,460
      AWD Holding AG  25,400                                                 681
  (4) Bayerische Motoren-Werke AG  305,800                                13,302
    o Bayerische Vereinsbank AG  71,617                                    2,002
      Bijou Brigitte Modische Accessoires AG
      12,323                                                               2,562
      Celesio AG  29,520                                                   2,551
    o Commerzbank AG  80,500                                               2,104
    o Continental AG  36,200                                               2,767
    o CTS Eventim AG  36,592                                                 995
      Deutsche Boerse AG  92,500                                           8,705
    o Deutsche Euroshop AG  21,965                                         1,158
      Deutsche Post AG  86,351                                             1,930
      DIS Deutscher Industrie Service AG
      30,145                                                               1,640
      E.ON AG  53,003                                                      4,803
      GFK AG  19,060                                                         632


58 See financial notes.

LAUDUS INTERNATIONAL MARKETMASTERS FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Hannover Rueckversicherung AG
      119,500                                                              4,313
    o Heidelberger Druckmaschinen AG
      11,881                                                                 377
      Henkel KGaA  90,000                                                  7,221
      Hugo Boss AG Preferred  41,231                                       1,366
    o Interhyp AG  10,335                                                    619
    o MTU Aero Engines Holdings AG  18,581                                   540
    o Pfleiderer AG  28,581                                                  521
    o Porsche AG Preferred  3,650                                          2,640
    o ProsiebenSat. 1 Media AG Preffered
      98,647                                                               1,699
      Rational AG  10,401                                                  1,166
    o RWE AG  9,064                                                          577
    o SAP AG  36,300                                                       6,225
    o SBS Broadcasting SA  35,075                                          1,859
      Software AG  58,252                                                  2,654
      Solarworld AG  13,258                                                1,801
      Stada Arzneimittel AG  26,900                                          879
    o Techem AG  20,378                                                      811
    o Vivacon AG  73,924                                                   2,215
    o Wincor Nixdorf AG  21,684                                            1,901
                                                                     -----------
                                                                          87,676
      GREECE 0.8%
      --------------------------------------------------------------------------
      Coca-Cola Hellenic Bottling Co., SA
      34,500                                                                 941
      EFG Eurobanck Ergasias  51,300                                       1,546
      Germanos SA  80,700                                                  1,202
    o Intralot SA Integrated Lottery  63,928                                 954
      National Bank of Greece SA  63,400                                   2,474
    o Q-Cells AG  200                                                         11
    o Siemens AG  20,087                                                   1,493
                                                                     -----------
                                                                           8,621
      HONG KONG 2.2%
      --------------------------------------------------------------------------
      Cheung Kong Holdings Ltd.  75,600                                      790
    o China Construction Bank, Class H
      1,900,400                                                              576
      China Insurance International Holdings
      Co., Ltd.  102,000                                                     199
    o China Insurance International Holdings
      Co., Ltd.  1,509,132                                                   546
    o China Mengniu Dairy Co.  902,000                                       711
      China Mobile Ltd.  1,065,500                                         4,780
    o China Paradise Electronics Retail Ltd.
      568,954                                                                172
      Citic Pacific Ltd.  27,250                                              71
      Cosco Pacific Ltd.  50,000                                              82
      Esprit Holdings Ltd.  252,000                                        1,785
    o Foxconn International Holdings
      1,629,000                                                            1,751
    o Fu Ji Food & Catering Services  265,000                                302
      Giordano International Ltd.  1,436,000                                 826
      Li & Fung Ltd.  1,222,000                                            2,622
      Li Ning Co., Ltd.  1,028,000                                           625
      Lifestyle International Holdings Ltd.
      239,500                                                                346
      MTR Corp., Ltd.  345,200                                               654
    o Pacific Basin Shipping Ltd.  2,742,000                               1,268
      Ports Design Ltd.  363,500                                             342
      Sung Hung Kai Properties  136,900                                    1,299
      Techtronic Industries Co., Ltd.  1,041,500                           2,563
    o Vtech Holdings Ltd.  263,000                                         1,120
                                                                     -----------
                                                                          23,430
      HUNGARY 0.2%
      --------------------------------------------------------------------------
      Otp Bank Rt.  44,200                                                 1,597

      INDIA 0.6%
      --------------------------------------------------------------------------
      Associated Cement Cos., Ltd.  86,200                                   852
    o Bharat Forge  513                                                        3
    o Bharti Televentures Ltd.  110,700                                      794
      HDFC Bank Ltd.  95,700                                               1,298
      Housing Development Finance Corp., Ltd.
      75,300                                                               1,622
    o Infosys Technologies Ltd.  25,300                                    1,419
                                                                     -----------
                                                                           5,988
      IRELAND 1.6%
      --------------------------------------------------------------------------
      Anglo Irish Bank Corp. PLC  188,200                                  2,565
      Bank of Ireland  821,000                                            12,500
      Kingspan Group PLC  90,100                                           1,043
    o Paddy Power PLC  51,951                                                878
    o United Drug PLC  152,000                                               592
                                                                     -----------
                                                                          17,578


                                                         See financial notes. 59

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      ISRAEL 0.2%
      --------------------------------------------------------------------------
   o* Orbotech Ltd.  25,000                                                  543
      Partner Communications Co., Ltd.
      168,557                                                              1,386
                                                                     -----------
                                                                           1,929
      ITALY 2.9%
      --------------------------------------------------------------------------
      Amplifon SPA  18,563                                                 1,213
      Assicurazioni Generali  63,332                                       1,884
      Banco Popolare di Verona e Novara Scrl
      139,000                                                              2,566
      Credito Emiliano SPA  90,400                                           954
      Eni SPA  73,162                                                      1,958
    o Gemina SPA  640,200                                                  1,450
    o Luxottica Group SPA  117,800                                         2,843
      Pirelli & C. Real Estate SPA  14,100                                   772
      Recordati SPA  353,547                                               2,586
    o Saipem SPA  281,300                                                  4,026
      San Paolo IMI SPA  90,900                                            1,313
      Tod's SPA  33,359                                                    1,908
      Unicredito Italiano SPA  1,044,000                                   5,830
    o Valentino Fashion Group SPA  89,783                                  2,101
                                                                     -----------
                                                                          31,404
      JAPAN 18.6%
      --------------------------------------------------------------------------
      ABC-Mart, Inc.  38,000                                               1,033
    o ABC-Mart, Inc., WI  56,000                                           1,477
    o AEON Co., Ltd.  3,900                                                   81
      Aeon Credit Service Co., Ltd.  23,100                                1,814
      Aeon Mall Co., Ltd  35,500                                           1,508
    o Amano Corp.  127,000                                                 2,091
      Askul Corp.  14,400                                                    872
    o Bridgestone Corp.  39,700                                              811
    o Chiyoda Corp.  85,000                                                1,468
    o Chugai Pharmaceutical Co., Ltd.
      258,900                                                              5,669
      Credit Saison Co., Ltd.  126,400                                     5,735
    o Daifuku Co., Ltd.  226,000                                           2,979
      Daiwa Securities Group, Inc.  865,500                                7,110
      en-Japan, Inc.  192                                                    818
      Hitachi Koki Co., Ltd.  199,000                                      2,708
    o Hogy Medical Co., Ltd.  28,100                                       1,534
  (7) Honda Motor Co., Ltd.  221,700                                      12,330
      Honeys Co., Ltd.  12,900                                               671
      Hoya Corp.  33,400                                                   1,170
    o Hoya Corp., WI  85,200                                               2,950
      Intelligence, Ltd.  733                                              1,453
      ITO EN Ltd.  15,000                                                    722
    o J-Oil Mills, Inc.  201,000                                             856
      Japan Tobacco, Inc.  79                                              1,249
    o Jupiter Telecommunications Co., Ltd.
      2,668                                                                2,151
    o K.K. Davinci Advisors  753                                           3,551
      Kao Corp.  71,000                                                    1,700
    o Kennedy-Wilson Japan  221                                              907
      Keyence Corp.  17,500                                                4,027
      Komeri Co., Ltd.  39,200                                             1,389
      Meitec Corp.  120,000                                                3,878
      Mitsubishi Corp.  153,000                                            2,975
    o Mitsubishi Estate Co., Ltd.  46,000                                    680
      Mitsubishi Tokyo Financial Group, Inc.
      443                                                                  5,568
      Mitsui & Co., Ltd.  51,500                                             632
      Mitsui Fudosan Co., Ltd.  24,000                                       393
      Mizuho Financial Group, Inc.  584                                    3,899
      Nabtesco Corp.  279,598                                              2,345
      Nakanishi, Inc.  8,400                                               1,100
    o Neomax Co., Ltd.  31,600                                               956
      Nidec Corp.  22,800                                                  1,338
    o Nidec Corp., WI  19,000                                              1,053
      Nitori Co., Ltd.  13,280                                             1,006
      Nitto Denko Corp.  33,400                                            2,022
      NIWS Co., Ltd.  515                                                    560
      NTT DoCoMo, Inc.  6,360                                             10,983
      Orix Corp.  44,800                                                   8,400
    o Pal Co., Ltd.  25,540                                                1,597
      Park24 Co., Ltd.  46,000                                             1,087
      Point, Inc.  74,240                                                  4,611
      Rohm Co., Ltd.  71,000                                               5,754
    o Ryohin Keikaku Co., Ltd.  26,900                                     1,794
      Sega Sammy Holdings, Inc. 64,524                                     2,322
    o Sega Sammy Holdings, Inc., WI  61,424                                2,211
      Sharp Corp.  425,000                                                 5,836
      Shimamura Co., Ltd.  15,400                                          1,975
      Shinsei Bank Ltd.  490,000                                           2,851
      SMC Corp.  10,800                                                    1,437
      Sparx Asset Management Co., Ltd.  360                                  876


60 See financial notes.

LAUDUS INTERNATIONAL MARKETMASTERS FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Sumitomo Trust and Banking Co., Ltd.
      82,750                                                                 704
      Sundrug Co., Ltd.  17,600                                              993
      Sysmex Corp.  19,600                                                   780
    o Sysmex Corp., WI  23,000                                               877
 (10) Takeda Chemical Industries Ltd.
      200,500                                                             10,990
    o Takeuchi Mfg. Co., Ltd.  17,300                                        939
      Toagosei Chemical Ltd.  491,000                                      2,492
      Toyo Tire & Rubber Co., Ltd.  364,000                                2,067
      Tsugami Corp.  230,000                                               1,481
      Tsumura & Co.  136,000                                               2,961
      Uni-Charm Corp.  182,200                                             8,230
      United Arrows Ltd.  22,600                                           1,205
      Urban Corp.  49,200                                                  3,043
      Yamada Denki Co., Ltd.  31,500                                       2,782
    o Yoshinoya D&C Co., Ltd.  1,572                                       2,968
    o Zephyr Co., Ltd.  920                                                3,045
                                                                     -----------
                                                                         198,530
      MALAYSIA 0.2%
      --------------------------------------------------------------------------
    o Airasia BHD  1,734,000                                                 736
    o Commerce Asset-Holding Berhad
      861,500                                                              1,255
      Transmile Group Berhad  89,900                                         255
                                                                     -----------
                                                                           2,246
      MEXICO 1.5%
      --------------------------------------------------------------------------
      America Mobil SA de CV  944,500                                      1,233
    o Consorcio ARA SA de CV  155,700                                        575
    o Corporacion Geo SA, Series B  411,100                                1,269
   o* Desarrolladora Homex SA de CV  32,500                                  971
    * Grupo Aeroportuario del Sureste SA de CV
      25,300                                                                 822
    * Grupo Televisa SA de CV  80,200                                      5,863
    o Urbi Desarrollos Urbanos SA de CV
      219,300                                                              1,384
      Walmart de Mexico, Series V  825,700                                 4,019
                                                                     -----------
                                                                          16,136
      NETHERLANDS 5.2%
      --------------------------------------------------------------------------
      Aalberts Industries N.V.  31,163                                     1,516
      AKZO Nobel N.V.  224,200                                             9,691
    o AM N.V.  129,699                                                     1,524
    o ASM Lithography Holding N.V.  138,303                                2,342
    o ASML Holding N.V.  24,500                                              416
    o Ballast Nedam N.V. CVA  52,552                                       2,147
      Euronext N.V.  236,000                                              10,029
      Fortis N.V.  161,373                                                 4,594
      Heijmans N.V.  41,079                                                1,856
      Heineken Holding N.V.  200,000                                       5,922
      ING Groep N.V.  69,945                                               2,017
    o Kon Philips Electronics N.V.  199,100                                5,207
      Koninklijke Ten Cate N.V.  12,952                                    1,363
      Ordina Beheer N.V.  132,541                                          2,234
   o= Stork N.V.  66,745                                                   2,482
    o TomTom N.V.  55,300                                                  2,130
                                                                     -----------
                                                                          55,470
      NORWAY 1.9%
      --------------------------------------------------------------------------
      Acta Holdings ASA  977,361                                           2,298
    o Aker ASA  300                                                            8
    o Fred Olsen Energy ASA  85,617                                        2,352
    o Norwegian Air Shuttle ASA  79,067                                      772
    o Petroleum Geo Services ASA  36,487                                     918
    o Songa Offshore ASA  301,293                                          1,319
      Statoil ASA  83,300                                                  1,849
    o Stolt Offshores SA  303,179                                          3,147
    o SubSea 7, Inc.  228,464                                              2,380
    o Tandberg Television ASA  158,118                                     1,969
    o TGS Nopec Geophysical Co. ASA  28,758                                1,081
    o Tomra Systems ASA  282,741                                           1,932
                                                                     -----------
                                                                          20,025
      PORTUGAL 0.2%
      --------------------------------------------------------------------------
      Banco Comercial Portugues SA  805,889                                2,039

      RUSSIA 0.7%
      --------------------------------------------------------------------------
    o AFK Sistema, 144A GDR  41,838                                          937
    * Lukoil Holding Co.  79,300                                           4,373
   o* Novatek OAO, 144A  48,900                                            1,076
   o* Pyaterochka Holding N.V. 144A  63,900                                1,253
                                                                     -----------
                                                                           7,639
      SINGAPORE 1.8%
      --------------------------------------------------------------------------
      Capitaland Ltd.  1,368,000                                           2,575
    = Cosco Investments  3,444,520                                         4,490


                                                         See financial notes. 61

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Goodpack Ltd.  414,000                                                 448
      Hyflux Ltd.  1,045,500                                               1,850
      Jaya Holdings Ltd.  1,232,000                                          976
      Keppel Corp., Ltd.  177,500                                          1,218
      Osim International Ltd.  669,600                                       612
    o Singapore Airlines Ltd.  267,600                                     1,772
      Singapore Telecommunications Ltd.
      905,407                                                              1,247
    o United Overseas Bank Ltd.  48,200                                       67
    o United Overseas Bank Ltd.  482,000                                   3,935
                                                                     -----------
                                                                          19,190
      SOUTH AFRICA 0.5%
      --------------------------------------------------------------------------
    o Aspen Pharmacare Holdings Ltd.
      177,300                                                                819
      Edgars Consolidated Stores Ltd.
      234,900                                                              1,043
      Investec Ltd.  28,011                                                1,006
      MTN Group Ltd. 162,000                                               1,206
      Naspers Ltd.  67,600                                                   976
                                                                     -----------
                                                                           5,050
      SOUTH KOREA 3.9%
      --------------------------------------------------------------------------
      Hana Bank  41,450                                                    1,497
      Hyundai Motor Co. Ltd.  36,200                                       2,676
 o(9) Kookmin Bank  197,480                                               11,236
    * Kookmin Bank  1,000                                                     58
    o Korea Investment Holdings, Co., Ltd.
      25,800                                                                 667
      Korea Tobacco and Ginseng Corp.
      152,600                                                              6,249
      NHN Corp.  8,200                                                     1,372
      Samsung Electronics Co., Ltd. Preferred
      3,770                                                                2,007
    o Shinhan Financial Group Co., Ltd.
      43,640                                                               1,463
   o* SK Telecom Co., Ltd.  10,500                                           212
  (6) SK Telecom Co., Ltd.  71,200                                        12,876
    o Ssangyong Motor Co.  169,500                                         1,327
                                                                     -----------
                                                                          41,640
      SPAIN 1.3%
      --------------------------------------------------------------------------
      Banco Bilbao Vizcaya Argentaria SA
      104,821                                                              1,849
      Banco Santander Central Hispano SA
      102,705                                                              1,308
      Grupo Ferrovial SA  22,800                                           1,685
    o Inditex SA  121,978                                                  3,612
      Prisa-Promotora de Informaciones SA
      95,384                                                               1,749
      Prosegur Compania de Seguridad SA
      71,220                                                               1,741
      Tubacex SA  552,948                                                  2,320
                                                                     -----------
                                                                          14,264
      SWEDEN 1.7%
      --------------------------------------------------------------------------
    o Capio AB  151,553                                                    2,618
      Clas Ohlson AB Class B  50,900                                         994
      Elekta AB, Class B  191,587                                          2,924
    o Ericsson Telefonab LM AB Class B
      290,000                                                                950
   o* Ericsson Telefonab LM SP  47,200                                     1,549
      HIQ International AB  190,347                                          927
      JM AB  61,049                                                        2,537
      Lindex AB  41,612                                                    2,023
    o Modern Times Group AB Series B
      23,750                                                                 910
      Unibet Group PLC  80,878                                             1,690
    o Wm-Data AB, Class B  299,206                                           823
                                                                     -----------
                                                                          17,945
      SWITZERLAND 9.3%
      --------------------------------------------------------------------------
    o Actelion Ltd.  12,050                                                1,355
    o Charles Voegele Holding AG  15,662                                   1,144
    o Credit Suisse Group  214,500                                         9,488
    o EFG International  38,900                                            1,118
    o Georg Fischer AG  4,740                                              1,467
      Givaudan AG  11,700                                                  7,540
    o Kudelski SA  19,000                                                    674
      Lonza Group AG  106,400                                              6,132
  (1) Nestle SA  53,739                                                   16,001
    o Nobel Biocare Holding AG  7,197                                      1,659
  (3) Novartis AG  263,874                                                14,192
      Phonak Holding AG  23,300                                              972
    o Roche Holding AG Genusschein  71,417                                10,670
      Schweizerische Rueckversicherung
      10,820                                                                 730
      Swatch Group AG  65,500                                              9,086
    o Syngenta AG  57,800                                                  6,207
    o Synthes, Inc.  1,433                                                   152


62 See financial notes.

LAUDUS INTERNATIONAL MARKETMASTERS FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      United Bank of Switzerland AG  122,486                              10,443
                                                                     -----------
                                                                          99,030
      TAIWAN 0.9%
      --------------------------------------------------------------------------
    o Chinatrust Financial Holding Co., Ltd.
      1,075,293                                                              837
    * Chunghwa Telecom Co., Ltd.  60,300                                   1,044
      Hon Hai Precision Industry Co., Ltd.
      627,240                                                              2,717
      Largan Precision Co., Ltd.  111,850                                  1,015
      MediaTek, Inc.  238,400                                              2,063
      Novatek Microelectronics Corp., Ltd.
      277,302                                                              1,217
    o Wistron Corp.  499,000                                                 524
                                                                     -----------
                                                                           9,417
      TURKEY 0.1%
      --------------------------------------------------------------------------
    o Turkiye Garanti Bankasi A.S.  522,000                                1,561

      UNITED KINGDOM 13.7%
      --------------------------------------------------------------------------
      Aegis Group PLC  1,715,500                                           3,780
      Aggreko PLC  356,927                                                 1,511
    o Amino Technologies PLC  75,203                                         177
    o Ark Therapeutics Group PLC  297,014                                    525
    o Ashtead Group PLC  767,264                                           1,915
      Associated British Ports Holdings PLC
      746,000                                                              7,235
    = BG Group PLC  701,900                                                6,175
      BP PLC  375,000                                                      4,154
    = British Sky Broadcasting Group PLC
      1,039,940                                                            9,387
      Burren Energy PLC  94,800                                            1,344
      Cadbury Schweppes PLC  890,782                                       8,778
    o Cairn Energy PLC  61,500                                             1,881
      Capital Group PLC  293,820                                           2,029
      Carnival PLC  24,242                                                 1,229
  (5) Diageo PLC  896,000                                                 13,235
    o Enodis PLC  1,515,000                                                3,412
 =(2) GlaxoSmithKline PLC  585,700                                        15,234
      Homeserve PLC  59,313                                                1,061
    o IG Group Holdings PLC  779,359                                       2,063
      Intertek Group  73,500                                                 927
    = ITV PLC  1,239,821                                                   2,283
      Johnston Press PLC  215,000                                          1,784
    = Kingfisher PLC  792,320                                              2,974
      Lloyds TSB Group PLC  994,000                                        8,129
      Michael Page Group PLC  1,415,600                                    5,789
    o Morgan Crucible Co., PLC  277,955                                    1,034
      Morrison Wm. Supermarkets  468,197                                   1,356
    o NETeller PLC  145,190                                                1,772
      Northgate PLC  42,300                                                  749
      Reckitt Benkiser PLC  68,297                                         2,064
      Rotork PLC  102,186                                                  1,035
      RTL Group SA  10,160                                                   744
      S I G PLC  84,003                                                    1,012
      Signet Group PLC  5,365,000                                          9,659
      Smith & Nephew PLC  34,438                                             291
      Standard Chartered PLC  106,100                                      2,228
    = Tesco PLC  1,051,455                                                 5,599
    o Trinity Mirror PLC  208,400                                          2,197
    o Ultra Electronics Holdings PLC  120,167                              1,872
    o Vodafone Group PLC  2,805,000                                        7,365
    o Vt Group PLC  23,800                                                   152
                                                                     -----------
                                                                         146,140

      The foreign securities were valued at fair value in accordance with board approved procedures. (See Accounting Policies).

      SECURITY                                       FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ x 1,000)     ($ x 1,000)
      SHORT-TERM INVESTMENTS 0.1% of net assets

      U.S. GOVERNMENT SECURITIES 0.1%
      --------------------------------------------------------------------------
    = U.S. Treasury Bill
         3.33%, 12/15/05                                     900             896

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      OTHER INVESTMENTS 4.5% of net assets

      OTHER INVESTMENT COMPANIES 4.5%
      --------------------------------------------------------------------------
    = Provident Institutional Funds --
      TempFund 48,277,919                                                 48,278

END OF INVESTMENTS.


                                                         See financial notes. 63

LAUDUS INTERNATIONAL MARKETMASTERS FUND

In addition to the above, the fund held the following at 10/31/05. All numbers x 1,000 except number of futures contracts.

FUTURES CONTRACTS

                                   Number of       Contract         Unrealized
                                   Contracts        Value         Gains/(Losses)
S&P 500 Index, Long
expires 12/15/05                         27           8,166             107

FORWARD FOREIGN CURRENCY CONTRACTS

                                  Amount of                    Amount of
                  Currency to    Currency to   Currency to    Currency to     Unrealized
Expiration Date   be Received    be Received   be Delivered   be Delivered  Gains/(Losses)
 11/16/05         Swiss Francs        15,500   U.S. Dollars         12,164            (128)
 11/16/05         U.S. Dollars        13,369   Swiss Francs         15,500           1,333
 11/17/05         Swiss Francs         4,800   U.S. Dollars          3,706              21
 11/17/05         U.S. Dollars         7,757   Swiss Francs          9,000             768
 11/22/05         U.S. Dollars         5,738   Swiss Francs          6,600             611
 11/28/05        British Pounds        3,300   U.S. Dollars          5,752              85
 11/28/05         U.S. Dollars         6,087  British Pounds         3,300             250
 12/07/05         U.S. Dollars         6,085  British Pounds         3,200             425
 12/07/05         U.S. Dollars         3,936   Swiss Francs          4,400             513
 12/09/05         U.S. Dollars         8,014  British Pounds         4,200             586
*02/10/06        British Pounds        4,400   U.S. Dollars          7,733              47
 02/10/06         U.S. Dollars         9,181  British Pounds         4,900             516
 05/10/06         Swiss Francs         7,600   U.S. Dollars          6,058             (58)
 05/10/06         U.S. Dollars         6,478   Swiss Francs          7,600             477
                                                                            --------------
                                                                                     5,446

* Consists of two separate forward currency contracts.

02/10/06        British Pounds          600        U.S. Dollars        1,046        15
02/10/06        British Pounds        3,800        U.S. Dollars        6,687        32


64 See financial notes.

LAUDUS INTERNATIONAL MARKETMASTERS FUND

All numbers x 1,000

FOREIGN CURRENCY CONTRACTS

                                      Amount of                       Amount of
                     Currency to     Currency to   Currency to       Currency to     Unrealized
Expiration Date      be Received     be Received   be Delivered      be Delivered  Gains/(Losses)
   11/01/05        British Pounds            384    U.S. Dollars              684           (5)
   11/01/05       Canadian Dollars            84    U.S. Dollars               72           -- *
   11/01/05        Danish Krones           2,036    U.S. Dollars              330           (3)
   11/01/05        European Euro             871    U.S. Dollars            1,056          (11)
   11/01/05       Norwegian Krone          1,366    U.S. Dollars              212           (2)
   11/01/05        U.S. Dollars               25   British Pounds              14           -- *
   11/01/05        U.S. Dollars              114    Danish Krone              700             1
   11/01/05        U.S. Dollars              432    Japanese Yen           49,866             4
   11/01/05        U.S. Dollars              439   Norwegian Krone          2,826             5
   11/01/05        U.S. Dollars               16  Hong Kong Dollars           121           -- *
   11/01/05        U.S. Dollars              623  South Korean Won          4,908             7
   11/02/05      Australian Dollars           98    U.S. Dollars               74           (1)
   11/02/05        Danish Krones           1,637    U.S. Dollars              263           (1)
   11/02/05        European Euro             254    U.S. Dollars              306           (2)
   11/02/05        Swiss Francs              286    U.S. Dollars              223           (2)
   11/02/05        U.S. Dollars              125   British Pounds              70           -- *
   11/02/05        U.S. Dollars              108    Danish Krone              665             1
   11/02/05        U.S. Dollars              542    European Euro             452           -- *
   11/02/05        U.S. Dollars              367    Japanese Yen           42,473             1
   11/02/05        U.S. Dollars              209  South Korean Won          1,650             2
   11/03/05        European Euro               4    U.S. Dollars                5           -- *
   11/03/05        Swedish Krona           6,560    U.S. Dollars              825           (2)
   11/03/05        U.S. Dollars              203  Canadian Dollars            240           -- *
   11/03/05        U.S. Dollars              399    Swedish Krona           3,180           -- *
   11/04/05        U.S. Dollars              911    Japanese Yen          106,048           -- *
   11/07/05      Singapore Dollars            92    U.S. Dollars               54           -- *
                                                                                   -----------
                                                                                            (8)

* Amounts stated as "--" are less than $1.


                                                         See financial notes. 65

LAUDUS INTERNATIONAL MARKETMASTERS FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2005. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                $1,059,066 a
Foreign currency                                                          1,926 b
Receivables:
   Fund shares sold                                                       3,915
   Dividends                                                              1,464
   Due from brokers for futures                                              68
   Foreign tax reclaims                                                     431
   Investments sold                                                       5,812
Unrealized appreciation on foreign currency contracts                        21
Unrealized appreciation on forward foreign currency contracts             5,632
Prepaid expenses                                                  +          46
                                                                  --------------
TOTAL ASSETS                                                          1,078,381

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                     672
   Investments bought                                                     9,304
   Investment adviser and administrator fees                                108
   Transfer agency and shareholder service fees                              18
   Trustee fees                                                               1
Unrealized depreciation on foreign currency contracts                        29
Unrealized depreciation on forward foreign currency contracts               186
Accrued expenses                                                  +         183
                                                                  --------------
TOTAL LIABILITIES                                                        10,501

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          1,078,381
TOTAL LIABILITIES                                                 -      10,501
                                                                  --------------
NET ASSETS                                                           $1,067,880
NET ASSETS BY SOURCE
Capital received from investors                                         898,372
Net investment income not yet distributed                                 1,223
Net realized capital losses                                             (28,505)c
Net unrealized capital gains                                            196,790 c


NET ASSET VALUE (NAV) BY SHARE CLASS

                                                      SHARES
SHARE CLASS            NET ASSETS        /       OUTSTANDING        =        NAV
Investor Shares          $793,524                     47,285              $16.78
Select Shares            $274,356                     16,319              $16.81

  Unless stated, all numbers x 1,000.

a The fund paid $867,799 for these securities.

  Includes certain restricted but deemed liquid 144A securities worth $4,929 or 0.5% of the fund's total net assets.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                              $676,843
    Sales/maturities                       $433,665

b The fund paid $1,942 for these currencies.

c These derive from investments, foreign currency transactions and futures.

  FEDERAL TAX DATA
  --------------------------------------------------
  PORTFOLIO COST                           $875,021

  NET UNREALIZED GAINS AND LOSSES:
  Gains                                    $196,133
  Losses                               +    (12,088)
                                       -------------
                                           $184,045

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                           $11,353
  Long-term capital gains                       $--

  CAPITAL LOSSES UTILIZED                   $56,467

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:                    Loss amount:
    2010                                    $22,113
    2011                               +      3,747
                                       -------------
                                            $25,860

  RECLASSIFICATIONS:
  Net investment income
    not yet distributed                       ($902)

  RECLASSIFIED AS:
  Net realized capital gains                   $902


66 See financial notes.

LAUDUS INTERNATIONAL MARKETMASTERS FUND

Statement of
OPERATIONS
For November 1, 2004 through October 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                               $17,445 a
Interest                                                            +        28
                                                                    ------------
TOTAL INVESTMENT INCOME                                                  17,473

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                        57,962
Net realized losses on foreign currency transactions                     (1,391)
Net realized gains on futures contracts                             +       376
                                                                    ------------
NET REALIZED GAINS                                                       56,947

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                     104,982
Net unrealized gains on foreign currency transactions                     5,355
Net unrealized losses on futures contracts                          +       (12)
                                                                    ------------
NET UNREALIZED GAINS                                                    110,325

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                11,332 b
Transfer agent and shareholder service fees:
   Investor Shares                                                        1,716 c
   Select Shares                                                            351 c
Trustees' fees                                                               11 d
Custodian and portfolio accounting fees                                   1,152
Professional fees                                                            57
Registration fees                                                           126
Shareholder reports                                                         130
Other expenses                                                      +        10
                                                                    ------------
Total expenses                                                           14,885
Expense reduction                                                   -       982 e
                                                                    ------------
NET EXPENSES                                                             13,903

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  17,473
NET EXPENSES                                                        -    13,903
                                                                    ------------
NET INVESTMENT INCOME                                                     3,570
NET REALIZED GAINS                                                       56,947 f
NET UNREALIZED GAINS                                                +   110,325 f
                                                                    ------------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $170,842

  Unless stated, all numbers x 1,000.

a Net of $1,794 foreign withholding tax.

b Calculated as a percentage of average daily net assets: 1.29% of the first
  $500 million, 1.275% of the next $500 million, and 1.25% over $1 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM)

  Prior to February 28, 2005, these fees were calculated as 1.40% of average daily net assets.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.15% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

d For the fund's independent trustees only.

e Includes $753 from the investment adviser (CSIM) and $229 from the transfer agent and shareholder service agent (Schwab). CSIM and Schwab has guaranteed to limit the annual operating expenses through February 28, 2006, as follows:

                            % OF AVERAGE
  SHARE CLASS           DAILY NET ASSETS
  --------------------------------------
  Investor Shares                   1.65%
  Select Shares                     1.47%

  This limit excludes interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $167,272.


                                                         See financial notes. 67

LAUDUS INTERNATIONAL MARKETMASTERS FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                             11/1/04-10/31/05  11/1/03-10/31/04
Net investment income                                  $3,570              $789
Net realized gains                                     56,947            12,953
Net unrealized gains                         +        110,325            39,625
                                             -----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                170,842            53,367

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                           907             1,007
Select Shares                                +            317                --
                                             -----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME             $1,224            $1,007 a

TRANSACTIONS IN FUND SHARES b
--------------------------------------------------------------------------------
                                 11/1/04-10/31/05            11/1/03-10/31/04
                               SHARES         VALUE       SHARES         VALUE
SHARES SOLD
Investor Shares                17,457      $271,992       22,257       $290,173
Select Shares               +  11,835       185,351        6,216         82,103
                            ----------------------------------------------------
TOTAL SHARES SOLD              29,292      $457,343       28,473       $372,276

SHARES REINVESTED
Investor Shares                    58          $837           77           $938
Select Shares               +      20           278           --             --
                            ----------------------------------------------------
TOTAL SHARES REINVESTED            78        $1,115           77           $938

SHARES REDEEMED
Investor Shares               (10,865)    ($169,365)      (6,975)      ($91,166)
Select Shares               +  (1,515)      (24,118)        (237)        (3,110)
                            ----------------------------------------------------
TOTAL SHARES REDEEMED         (12,380)    ($193,483)      (7,212)      ($94,276)c

NET TRANSACTIONS IN
FUND SHARES                    16,990      $264,975       21,338       $278,938

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                 11/1/04-10/31/05           11/1/03-10/31/04
                               SHARES    NET ASSETS       SHARES     NET ASSETS
Beginning of period            46,614      $633,287       25,276       $301,989
Total increase              +  16,990       434,593       21,338        331,298 d
                            ----------------------------------------------------
END OF PERIOD                  63,604    $1,067,880       46,614       $633,287 e

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions are:

  CURRENT PERIOD
  Ordinary income                 $1,224
  Long-term capital gains            $--

  PRIOR PERIOD
  Ordinary income                 $1,007
  Long-term capital gains            $--

b The fund started offering Select Shares on April 2, 2004.

c For shares purchased on or before 4/29/05 and held less than 180 days, the fund charges 1.50% redemption fee. For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

  CURRENT PERIOD
  Investor Shares                   $102
  Select Shares                  +    26
                                 -------
  TOTAL                             $128

  PRIOR PERIOD
  Investor Shares                   $129
  Select Shares                  +    24
                                 -------
  TOTAL                             $153

  Dollar amounts are net of the redemption fees.

d Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

e Includes distributable net investment income in the amount of $1,223 and distributions in excess of net investment income in the amount of $221 at the end of the current period and prior period, respectively.


68 See financial notes.

LAUDUS MARKETMASTERS FUNDS

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB CAPITAL TRUST, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

Prior to June 3, 2002, each fund invested in a mix of actively managed mutual funds. The transition to their multi-manager strategy began on June 3, 2002. Also, effective November 1, 2004 the Schwab MarketMasters Funds were renamed the Laudus MarketMasters Funds.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Capital Trust. The funds discussed in this report are highlighted.

SCHWAB CAPITAL TRUST organized May 7, 1993
  Schwab S&P 500 Index Fund
  Schwab Institutional Select S&P 500 Fund
  Schwab Small-Cap Index Fund
  Schwab Total Stock Market Index Fund
  Schwab International Index Fund
  Schwab MarketTrack All Equity Portfolio
  Schwab MarketTrack Growth Portfolio
  Schwab MarketTrack Balanced Portfolio
  Schwab MarketTrack Conservative Portfolio
  LAUDUS U.S. MARKETMASTERS FUND
  LAUDUS BALANCED MARKETMASTERS FUND
  LAUDUS SMALL-CAP MARKETMASTERS FUND
  LAUDUS INTERNATIONAL MARKETMASTERS FUND
  Schwab Core Equity Fund
  Schwab Dividend Equity Fund
  Schwab Large-Cap Growth Fund
  Schwab Small-Cap Equity Fund
  Schwab Hedged Equity Fund
  Schwab Premier Equity Fund
  Financial Services Fund
  Health Care Fund
  Technology Fund
  Schwab Target 2010 Fund
  Schwab Target 2020 Fund
  Schwab Target 2030 Fund
  Schwab Target 2040 Fund
  Schwab Retirement Income Fund

LAUDUS MARKETMASTERS FUNDS OFFER TWO SHARE CLASSES: Investor Shares and Select Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at net asset value (NAV), which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other fund operations and policies that may affect a fund's financials, as described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS PAY DIVIDENDS from net investment income and make distributions from net capital gains once a year.

THE FUNDS MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, the funds agree to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the funds could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUNDS MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for the fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

LAUDUS MARKETMASTERS FUNDS

Because futures carry inherent risks, the funds must give the broker a deposit of cash and/or securities (the "initial margin") whenever they enter into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Futures are traded publicly on exchanges, and their market value changes daily. The funds record the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE FUNDS MAY ALSO SELL SECURITIES SHORT (SELLING SECURITIES THEY DO NOT OWN). When they do so, the funds also place assets worth at least 100% of the value of the short securities into segregated accounts, as collateral. If the market value of the short securities subsequently falls, the funds can realize a gain by closing the position. However, if the value rises, the funds typically would have to add to their collateral or close out their short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and may exceed amounts recorded in the Statements of Assets and Liabilities.

THE LAUDUS BALANCED MARKETMASTERS FUND AND LAUDUS INTERNATIONAL MARKETMASTERS FUND INVEST IN FORWARD CURRENCY CONTRACTS IN CONNECTION WITH THE PURCHASE AND SALE OF PORTFOLIO SECURITIES TO MINIMIZE THE UNCERTAINTY OF CHANGES IN FUTURE EXCHANGE RATES. "Forwards," as they are known, are contracts to buy and sell a currency at a set price on a future date. Similar to futures, forwards are agreements directly between two parties, however forwards are not publicly traded.

As with futures, forwards involve certain risks that are not fully reflected in the fund's financials. If counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUNDS MAY ENTER INTO SWAP AGREEMENTS. In interest swap, a fund and a counterparty agree to swap payments that are based on two different rates. The counterparty is typically a large financial institution, and the terms of the swap are specified in advance. For example, a fund may agree that for six months it will pay the counterparty the equivalent of the interest on a given amount invested at LIBOR (the London Interbank Offered Rate). In exchange, the counterparty might agree to pay a fund the equivalent of the same amount invested in a certain bond index during this same six month period.

Swap agreements carry certain risks. Because the net gains or losses stemming from a swap agreement depend on the movements of one rate relative to another, a fund could experience unanticipated losses if one or both rates failed to behave as expected. A fund also could lose money if a counterparty failed to honor the terms of a swap agreement.

The Credit Swap or "Credit Default Swap" is a bilateral financial contract in which one counterparty (the Protection Buyer) pays a periodic fee, typically expressed in basis points on the notional amount, in return for a Contingent Payment by the Protection Seller following a Credit Event of a Reference Entity.

LAUDUS MARKETMASTERS FUNDS

The definitions of a Credit Event and the settlement mechanism used to determine the Contingent Payment are flexible and determined by negotiation between the counterparties at the inception of the transaction.

THE FUNDS ARE AUTHORIZED TO WRITE AND PURCHASE PUT AND CALL OPTIONS. The risk in writing a call option is that a fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a fund pays a premium whether or not the option is exercised. The funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist.

THE FUNDS MAY ENTER INTO "TBA" (TO BE ANNOUNCED) PURCHASE COMMITMENTS TO PURCHASE SECURITIES FOR A FIXED PRICE AT A FUTURE DATE, TYPICALLY NOT EXCEEDING 45 DAYS. TBAs may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in a fund's other assets.

THE FUNDS PAY FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

The adviser is responsible for compensating each fund's investment managers.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

                                       AMOUNT                          WEIGHTED
                                     OUTSTANDING       AVERAGE         AVERAGE
                                     AT 10/31/05      BORROWING*       INTEREST
FUND                                 ($ x 1,000)      ($ x 1,000)      RATE* (%)
Laudus U.S.
MarketMasters Fund                       --               471            3.34%
--------------------------------------------------------------------------------
Laudus Balanced
MarketMasters Fund                       --                73            4.05%
--------------------------------------------------------------------------------
Laudus Small-Cap
MarketMasters Fund                       --               403            2.80%
--------------------------------------------------------------------------------

* Based on the number of days for which the borrowing is outstanding.

LAUDUS MARKETMASTERS FUNDS

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The net investment income and net realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of losses on wash sales, foreign currency transactions and paydown gains and losses.

UNDER THE FUNDS' ORGANIZATIONAL DOCUMENTS, THE OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUNDS. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THE SECURITIES IN THEIR PORTFOLIOS EVERY BUSINESS DAY. The funds use the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

- SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE or when a significant event has occurred between the time of the security's last close and the time that a fund calculates net asset value: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the funds' Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price.

  Also, the foreign securities held by International MarketMasters Fund are fair valued if a movement in the U.S. market exceeds a specific threshold that has been established using the guideline adopted by the fund's Board of Trustees. The fund uses a third party vendor to provide the fair valuation based on certain factors and methodologies including tracking valuation correlations between the U.S. market and each non-U.S. security.

- BONDS AND NOTES: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

- FUTURES AND FORWARDS: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day's exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

LAUDUS MARKETMASTERS FUNDS

- SWAP AGREEMENTS: swaps may be valued based on a model that utilizes market data, including swap yield curves, to calculate prices. Swaps may also be valued based on dealer quotes.

- OPTIONS: open contracts are valued at their last quoted sale price or in the case of swaptions (options on swaps) at fair value, that varies with the specific terms of the underlying swap agreement.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

- MUTUAL FUNDS: valued at their respective net asset values as determined by these funds, in accordance with the 1940 Act for a given day.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

IF A FUND SELLS SECURITIES SHORT, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and the liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it records the outcome as a realized gain or loss. Interest accrued or dividends paid on securities sold short are recorded as an expense on the fund's records.

OPTIONS purchased are recorded as assets and written options are recorded as liabilities to the extent of premiums paid or received. Each fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

SWAP premiums paid are recorded as assets and premiums received are recorded as liabilities. Each fund begins recording income on swaps based on the effective date and terms of the swap agreement. Interest is paid to or received from the counterparty periodically. Realized gains and losses are recognized on interest rate swaps at the termination or closing of the agreement. Credit Default swaps record gains or losses when a credit event occurs involving the underlying entity.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

INTEREST INCOME is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

LAUDUS MARKETMASTERS FUNDS

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

FOR FUNDS OFFERING MULTIPLE SHARE CLASSES, all of the realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Laudus U.S. MarketMasters Fund
Laudus Balanced MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Laudus U.S. MarketMasters Fund, Laudus Balanced MarketMasters Fund, Laudus Small-Cap MarketMasters Fund, and Laudus International MarketMasters Fund (four of the portfolios constituting Schwab Capital Trust, hereafter referred to as the "Funds") at October 31, 2005, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, California
December 16, 2005

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENT APPROVAL

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreements must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreements. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreements between Schwab Capital Trust (the "Trust") and CSIM, and the individual sub-advisory agreements between CSIM and Harris Associates L.P., TCW Investment Management Company and Thornburg Investment Management, Inc. relating to Laudus U.S. MarketMasters Fund; CSIM and Janus Capital Management LLC (who in turn has an agreement with Perkins, Wolf, McDonnell and Company, LLC for investment services), Pacific Investment Management Company LLC and TCW Investment Management Company relating to Laudus Balanced MarketMasters Fund; CSIM and TAMRO Capital Partners, LLC, TCW Investment Management Company, Tocqueville Asset Management LP and Veredus Asset Management LLC relating to Laudus Small-Cap MarketMasters Fund; and CSIM and American Century Global Investment Management, Inc., Artisan Partners Limited Partnership, Harris Associates L.P. and William Blair & Company, LLC relating to the Laudus International MarketMasters Fund (collectively, the "Sub-Advisors"). Such investment advisory and sub-advisory agreements are collectively referred to herein as the "Agreements".

At these meetings, the trustees also review certain other agreements pursuant to which CSIM provides investment advisory services to other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM and the Sub-Advisors, including information about their affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive memoranda from counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM and the Sub-Advisors, as appropriate. The trustees also discuss with CSIM the funds' operations and CSIM's ability, consistent with the "manager of managers" structure of each of the funds to (i) identify and recommend to the trustees sub-advisors for each fund, (ii) monitor and oversee the performance and investment capabilities of each sub-advisor, and (iii) recommend the replacement of a sub-advisor when appropriate.

As part of the renewal process and ongoing oversight of the advisory and sub-advisory relationships, counsel to the Independent Trustees sent an information request letter to CSIM and CSIM sent information request letters to the Sub-Advisors seeking certain relevant information. The responses by CSIM and the

Sub-Advisors were provided to the trustees for their review prior to their meeting, and the trustees were provided with the opportunity to request any additional materials from CSIM and the Sub-Advisors.

The trustees received, among other materials and information:

- descriptions of any significant changes (actual or anticipated) to principal activities, personnel and services provided to the funds;

- a copy of CSIM's and the Sub-Advisors' most recent audited or unaudited financial statements (with the exception of Thornburg Investment Management, Inc.);

- a copy of CSIM's and the Sub-Advisors' Form ADV, Parts I and II;

- summaries of any material past, pending or anticipated litigation or regulatory proceedings involving CSIM or the Sub-Advisors or their personnel, including the results of any recent regulatory examination or independent audit;

- descriptions of CSIM's and the Sub-Advisors' experience providing portfolio management services, including the services provided to other clients, including other registered investment companies;

- descriptions of the personnel who are assigned primary responsibility for managing the funds;

- descriptions of the basis upon which portfolio managers are compensated;

- discussions regarding CSIM's and the Sub-Advisors' participation in "soft dollar" arrangements, if any, or other brokerage allocation policies with respect to fund transactions, including each firm's methodology for obtaining best execution on fund transactions and their use of affiliated broker-dealers;

- descriptions of any actual or potential conflicts of interest anticipated in managing fund assets;

- discussions of CSIM's and the Sub-Advisors' compliance programs with regard to federal regulations and fund requirements;

- information regarding CSIM's and the Sub-Advisors' codes of ethics and insider trading policies, including a description of any material changes thereto;

- descriptions of CSIM's and the Sub-Advisors' affiliation with any broker-dealer;

- discussions of any anticipated change in CSIM's and the Sub-Advisors' controlling persons; and

- verification of CSIM's and the Sub-Advisors' insurance coverage with regards to the services provided to the funds.

At the May 24, 2005 meeting of the Board, the trustees, including a majority of the Independent Trustees, approved the renewal of the Agreements for an additional one year period. In making such approvals, the trustees considered the best interests of each Fund separately. In each instance, the Board's approval of the Agreements was based on consideration and evaluation of the information and material provided to the Board and a variety of specific factors discussed at that meeting and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreements, including the resources of CSIM and its affiliates, and the Sub-Advisors, dedicated to the funds;

2. each fund's investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund's expenses and how those expenses compared to those of certain other comparable mutual funds and other types of accounts;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. ("Schwab"), with respect to the funds, including both direct and indirect benefits accruing to CSIM and its affiliates, as well as the profitability of the Sub-Advisors; and

5. the extent to which economies of scale would be realized as the funds grow, and whether fee levels in the Agreements reflect those economies of scale for the benefit of fund investors.

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM's personnel, experience, performance history across various products, and compliance program. The trustees also considered the fact that Schwab's extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds. The trustees also considered Schwab's excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds' investors are also brokerage clients of Schwab, and CSIM and its affiliates are uniquely positioned to provide services and support to the funds and such shareholders. The Board also considered the nature, extent and quality of the sub-advisory services provided by the Sub-Advisors to the funds and the resources each dedicates to the funds. In this regard, the trustees evaluated, among other things, each Sub-Advisor's personnel, experience and compliance program. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM and the Sub-Advisors to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreements.

   FUND PERFORMANCE. The Board considered fund performance in determining whether to renew the Agreements. Specifically, the trustees considered each fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both market risk and shareholder risk expectations for such fund and whether, irrespective of relative performance, each Sub-Advisor's absolute performance was consistent with expectations for such Sub-Advisor's unique investment methodology. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreements.

   FUND EXPENSES. With respect to the funds' expenses, the trustees considered the rate of compensation called for by the Agreements, and each fund's net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM and the Sub-Advisors to other similarly managed mutual funds, pooled vehicles and other types of accounts, such as separate accounts and wrap accounts. However, the trustees accorded less weight to the comparisons to pooled vehicles and other types of accounts due to the unique legal, regulatory, compliance and operating features of mutual funds as compared to these other types of investment vehicles. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreements.

   PROFITABILITY. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management's profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM and the Sub-Advisors from their relationship with the funds, such as whether, by virtue of their management of the funds, CSIM or any Sub-Advisor obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and the Sub-Advisors and their respective affiliates. The Board also considered the profitability of the Sub-Advisors with respect to the sub-advisory services they provide to the funds, although, when doing so, the Board took into account the fact that the Sub-Advisors are compensated by CSIM, and not by the funds directly, and such compensation with respect to any Sub-Advisor reflects an arms-length negotiation between the Sub-Advisor and CSIM. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM and the Sub-Advisors is reasonable and supported renewal of the Agreements.

   ECONOMIES OF SCALE. The trustees considered the existence of any economies of scale and whether those are passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM's agreement to contractual investment advisory fee schedules which include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreements and concluded that the compensation under the Agreements is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

At a meeting of the Board of Trustees held on November 16, 2004, CSIM recommended and the Board of Trustees, including a majority of the Independent Trustees, approved a new investment sub-advisory agreement between CSIM and Gardner Lewis Asset Management, L.P. relating to the Laudus U.S. MarketMasters Fund and Laudus Balanced MarketMasters Fund. This new sub-advisory agreement was effective December 27, 2004, and, because the agreement has an initial term of two years, it was not necessary for the Board to renew the agreement at the May 24, 2005 Board meeting. Accordingly, the sub-advisory agreement between Gardner Lewis Asset Management, L.P. and CSIM is excluded from the considerations, evaluations and conclusions set forth above.

TRUSTEES AND OFFICERS

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the 56 Schwab Funds belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDEPENDENT TRUSTEES

NAME AND
YEAR OF BIRTH          TRUSTEE SINCE                MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER     2000 (all trusts).           Chairman, JDN Corp. Advisory LLC (real estate); Trustee, Stanford
1960                                                University, America First Cos., Omaha, NE (venture capital/fund management), Redwood Trust, Inc. (mortgage finance), Stanford
                                                    Hospitals and Clinics, SRI International (research), PMI Group, Inc.
                                                    (mortgage insurance), Lucile Packard Children's Hospital; Director,
                                                    Pacific Life Insurance Company (insurance); Trustee, Laudus Trust and Laudus Variable Insurance Trust. 2 Until 2001: Stanford University,
                                                    Special Advisor to the President. From 1996-2001: Stanford
                                                    University, Vice President of Business Affairs, Chief Financial Officer.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD      Family of Funds, 1989;       Chief Executive Officer, Dorward & Associates (corporate management,
1931                   Investments, 1991;           marketing and communications consulting). Until 1999: Executive
                       Capital Trust, 1993;         Vice President, Managing Director, Grey Advertising San Francisco.
                       Annuity Portfolios,1994.     Until 1996: President, Chief Executive Officer, Allen & Dorward
                                                    Advertising.

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 This includes 10 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust.

INDEPENDENT TRUSTEES continued

NAME AND
YEAR OF BIRTH          TRUSTEE SINCE                MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER      2000 (all trusts).           Until February 2004, Co-Chief Executive Officer, Aphton Corporation
1941                                                (bio-pharmaceuticals). Prior to August 1998, Dean of the Haas School of
                                                    Business, University of California, Berkeley (higher education).

                                                    Director, Aphton Corporation (bio-pharmaceuticals), Mission West Properties
                                                    (commercial real estate), Stratex Networks (network equipment), TOUSA (home building), Genitope Corp. (bio-pharmaceuticals), Pacific Stock & Option
                                                    Exchange; Non-Executive Chairman, Solectron Corporation (manufacturing);
                                                    Trustee, Laudus Trust and Laudus Variable Insurance Trust. 3
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES       Family of Funds, 1989;       Chairman, Chief Executive Officer, Director, Semloh Financial, Inc.
1931                   Investments, 1991;           (international financial services and investment advisory firm).
                       Capital Trust, 1993;
                       Annuity Portfolios,1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH        2000 (all trusts).           Since 1990, Chairman and Chief Executive Officer and founder of Smith Graham &
1950                                                Co. (investment advisors).

                                                    Director, Cooper Industries (electrical products,  tools and hardware),
                                                    Chairman, Texas Southern University Foundation; Executive Committee & Board
                                                    Member, MD Anderson Cancer Center; Chairman of the audit committee of Northern
                                                    Border Partners, M.L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS     Family of Funds, 1989;       Managing Partner, D.R. Stephens & Co. (investments). Until 1996: Chairman, Chief
1938                   Investments, 1991;           Executive Officer, North American Trust (real estate investment trust).
                       Capital Trust, 1993;
                       Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY      Family of Funds, 1989;       Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment
1943                   Investments, 1991;           and management, and other investments).
                       Capital Trust, 1993;
                       Annuity Portfolios, 1994.

3 This includes 10 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust.

INTERESTED TRUSTEES

NAME AND               TRUST POSITION(S);
YEAR OF BIRTH          TRUSTEE SINCE                MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 4    Chairman, Trustee:           Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation,
1937                   Family of Funds, 1989;       Charles Schwab & Co., Inc.; Chairman and Director, Charles Schwab Investment
                       Investments, 1991;           Management, Inc., Charles Schwab Bank, National Association; Chairman and Chief
                       Capital Trust, 1993;         Executive Officer, Schwab (SI) Holdings Inc. I, Schwab International Holdings,
                       Annuity Portfolios, 1994.    Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc.; Director,
                                                    U.S. Trust Company, National Association, U.S. Trust Corporation, United States
                                                    Trust Company of New York. Until 5/03, Co-Chief Executive Officer, The Charles
                                                    Schwab Corporation. Trustee, Charles and Helen Schwab Foundation; Chairman, All
                                                    Kinds of Minds Institute (education), Stanford University; Chairman and
                                                    Director, Charles Schwab Foundation; Chairman of the Finance Committee, San
                                                    Francisco Museum of Modern Art.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK 4      Trustee, 2005                Executive Vice President and President, Asset Management Products & Services
1954                   (all trusts).                Enterprise, Charles Schwab & Co., Inc.; Director, Charles Schwab Asset
                                                    Management (Ireland) Limited. From 9/02 to 7/04, Mr. Merk was President and
                                                    Chief Executive Officer, Charles Schwab Investment Management, Inc. and
                                                    Executive Vice President, Charles Schwab & Co., Inc. Prior to 9/02, Mr. Merk was
                                                    President and Chief Investment Officer, American Century Investment Management,
                                                    and Director, American Century Companies, Inc. (6/01 to 8/02); Chief Investment
                                                    Officer, Fixed, American Century Companies, Inc. (1/97 to 6/01).

OFFICERS OF THE TRUST

NAME AND
YEAR OF BIRTH          TRUST OFFICE(S) HELD         MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER        President, Chief             Executive Vice President, President, Director, Charles Schwab Investment
1955                   Executive Officer            Management, Inc. Vice President, Laudus Trust and Laudus Variable Insurance
                       (all trusts).                Trust. Until 7/04: Senior Vice President for Development and Distribution, Asset
                                                    Management Products & Services Enterprise. Until 6/03: Executive Vice President,
                                                    Chief Financial Officer, Chief Administrative Officer, U.S. Trust.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD        Senior Vice President,       Senior Vice President, Chief Investment Officer, Director, Charles Schwab
1955                   Chief Investment             Investment Management, Inc.; Chief Investment Officer, The Charles Schwab Trust
                       Officer (all trusts).        Co.

4 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of the Charles Schwab Corporation.

OFFICERS OF THE TRUST  continued

NAME AND
YEAR OF BIRTH          TRUST OFFICE(S) HELD         MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS         Senior Vice President,       Senior Vice President and Chief Investment Officer, Fixed Income, Charles Schwab
1959                   Chief Investment             Investment Management, Inc. Until 6/04: Vice President, Charles Schwab
                       Officer (all trusts).        Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER       Senior Vice President,       Senior Vice President, Chief Investment Officer, Equities, Charles Schwab
1963                   Chief Investment             Investment Management, Inc.; Vice President, Chief Investment Officer, Laudus
                       Officer (all trusts).        Trust and Laudus Variable Insurance Trust. Until 5/04: Vice President, Charles
                                                    Schwab Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE       Chief Compliance             Senior Vice President, Institutional Compliance and Chief Compliance Officer,
1960                   Officer (all trusts).        Charles Schwab Investment Management, Inc.; Chief Compliance Officer, Laudus
                                                    Trust and Laudus Variable Insurance Trust. Until 9/03: Vice President, Charles
                                                    Schwab & Co., Inc. and Charles Schwab Investment Management, Inc. Until 2002:
                                                    Vice President, Internal Audit, Charles Schwab & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON         Secretary (all trusts).      Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab
1961                                                Investment Management, Inc.; Senior Vice President and Deputy General Counsel,
                                                    Charles Schwab & Co., Inc. Prior to 6/98, Branch Chief in Enforcement at U.S.
                                                    Securities and Exchange Commission in San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA         Treasurer, Principal         Senior Vice President and Chief Financial Officer, Charles Schwab Investment
1964                   Financial Officer            Management, Inc.; Director, Charles Schwab Asset Management (Ireland) Limited.
                       (all trusts)                 From 12/99 to 11/04, Senior Vice President, Financial Reporting, Charles Schwab
                                                    & Co., Inc.

GLOSSARY

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500(R)). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

The industry/sector classification of the funds' portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call
1.800.435.4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com/
marketmasters

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1.800.435.4000, day or night (for TDD service, call 1.800.345.2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1.800.272.4922.

MAIL
Write to Laudus
MarketMasters Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/marketmasters, the SEC's website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE LAUDUS FUNDS(TM)

LAUDUS MARKETMASTERS FUNDS(TM)
Laudus U.S. MarketMasters Fund(TM)
Laudus Balanced MarketMasters Fund(TM)
Laudus Small-Cap MarketMasters Fund(TM)
Laudus International MarketMasters Fund(TM)

LAUDUS ROSENBERG U.S. EQUITY FUNDS
Laudus Rosenberg U.S. Large Capitalization Fund
Laudus Rosenberg U.S. Large Capitalization Growth Fund
Laudus Rosenberg U.S. Discovery Fund
Laudus Rosenberg U.S. Small Capitalization Growth Fund

LAUDUS ROSENBERG EQUITY FUNDS
Laudus Rosenberg International Equity Fund
Laudus Rosenberg International Small Capitalization Fund
Laudus Rosenberg European Fund

LAUDUS ROSENBERG LONG/SHORT FUNDS
Laudus Rosenberg U.S. Large/Mid Capitalization
    Long/Short Equity Fund
Laudus Rosenberg Global Long/Short Equity Fund
Laudus Rosenberg Value Long/Short Equity Fund

The Laudus Funds includes the Laudus Rosenberg Funds, which are part of the Laudus Trust and distributed by Laudus Distributor, Inc.; and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust, and distributed by Charles Schwab & Co., Inc.

                                                             [LAUDUS FUNDS LOGO]


FOR MORE INFORMATION ABOUT THE FUNDS:

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc. (Schwab)

FUNDS
Laudus MarketMasters Funds(TM)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2005 Charles Schwab & Co., Inc. All rights reserved. Member SIPC.Printed on
recycled paper.   MFR13812-08

SCHWAB TARGET FUNDS

      ANNUAL REPORT
      October 31, 2005

      Schwab Target 2010 Fund

      Schwab Target 2020 Fund

      Schwab Target 2030 Fund

      Schwab Target 2040 Fund

      Schwab Retirement Income Fund


                                                           [CHARLES SCHWAB LOGO]

A suite of five mutual funds to help keep your retirement investments properly allocated over your lifetime.

     IN THIS REPORT

        Management's Discussion ............................................   2

        Performance and Fund Facts
          Schwab Target 2010 Fund ..................   7
          Schwab Target 2020 Fund ..................   9
          Schwab Target 2030 Fund ..................  11
          Schwab Target 2040 Fund ..................  13
          Schwab Retirement Income Fund ............  15

        Fund Expenses ......................................................  17

        Financial Statements
          Schwab Target 2010 Fund ..................  18
          Schwab Target 2020 Fund ..................  23
          Schwab Target 2030 Fund ..................  28
          Schwab Target 2040 Fund ..................  33
          Schwab Retirement Income Fund ............  38

        Financial Notes ....................................................  43

        Investment Advisory Agreement Approval .............................  47

        Trustees and Officers ..............................................  50

        Glossary ...........................................................  54

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).

Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the funds' portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

Performance data quoted represents past performance and does not indicate future results. Current performance may be lower or higher. Investment value will fluctuate, and shares, when redeemed, may be worth more or less than original cost. Small-cap funds are subject to greater volatility than those in other asset categories.

FROM THE CHAIRMAN

Dear Shareholder,

I founded Schwab over thirty years ago to be a home for serious investors. That mission continues to guide us today as we constantly innovate on behalf of our clients. By continuing to provide the highest quality products and services-- at a great price--we remain true to our heritage.

I take particular pride in the Schwab Funds. Founded over 15 years ago, they have now grown to include more than 50 funds with over $140 billion in assets as of this report date. With a variety of investment strategies, Schwab Funds provide a range of innovative investment choices that can serve as a foundation for your asset allocation plan. We've continued to expand our product offering over the past year, as Schwab Funds President Evelyn Dilsaver explains in more detail on the following page.

Schwab Funds is managed by Charles Schwab Investment Management, Inc., one of the largest mutual fund managers in the U.S. Our portfolio managers share a passion for market analysis and use some of the most sophisticated financial models available. I am proud of their depth of experience, which reflects an average tenure of more than 15 years in the investment industry. Furthermore, I am impressed with the commitment that our managers bring to the stewardship of the funds, for you, their shareholders.

This commitment and experience is evident in our funds' performance. I'm especially pleased to highlight the strong performance of the Schwab Small-Cap Equity Fund which ranked in the top 2% of its category for the one-year period ended October 31, 2005. 1

In closing, I want to thank you for investing with us. We strive every day to warrant the trust you have placed in us; that will never change.

Sincerely,

/s/ Charles Schwab

1 Source: Lipper Small Cap Core Funds. For the one-year period, rankings were:
  Select Shares #11 and Investor Shares #12 out of 604 funds. Numbers assume reinvestment of dividends and capital gains over each time period. Lipper, Inc. rankings are based on average total returns not including sales charges.

MANAGEMENT'S DISCUSSION for the year ended October 31, 2005

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I'm pleased to bring you the first annual report for the Schwab Target Funds. The Schwab Target Funds commenced operations on July 1, 2005 and as of the close of the report period, have grown to over $100 million in assets.

The Schwab Target Funds are part of our suite of asset allocation funds. Research has shown that asset allocation can be the most important factor in determining overall portfolio performance--more important than which securities you choose or when you decide to buy and sell them. Asset allocation funds, such as the Schwab Target Funds, offer investors a convenient way to manage their entire portfolio in one investment. What's more, with a single investment in a Schwab Target Fund, you can avoid a common investment mistake, failing to adjust your portfolio over time.

We continue to develop and manage Schwab Funds to help you achieve your goals and to provide an uncomplicated way to build a well-diversified portfolio. During this report period, we added to our suite of actively managed funds with the launch of the Schwab Large-Cap Growth Fund, which commenced operations on October 3, 2005. This fund seeks capital appreciation by selecting companies with market capitalizations greater than $5 billion and is actively managed by a team of investment professionals that understands how a disciplined investment strategy can help achieve competitive returns.

I speak for all of Schwab Funds when I say we want Schwab to be the place where investors can find useful, quality financial products and services to help them succeed.

Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.


2 Schwab Target Funds

[PHOTO OF JEFFREY MORTIMER]

JEFFREY MORTIMER, CFA, senior vice president and chief investment officer, equities, of the investment adviser, is responsible for the overall management of the funds. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

[PHOTO OF KIMON DAIFOTIS]

KIMON DAIFOTIS, CFA, senior vice president and chief investment officer, fixed-income, of the investment adviser, is responsible for the overall management of the bond and cash portions of the funds. Prior to joining the firm in September 1997, he worked for more than 20 years in research and asset management.

THE INVESTMENT ENVIRONMENT AND THE FUNDS

Despite a turbulent year in the news, the markets remained in a steady growth mode and ended the one-year report period with positive results. Oil prices hit all-time highs and the Federal Reserve continued to raise short-term interest rates to curb inflationary pressures, raising the Fed Funds Target eight consecutive times in the one-year report period. The moves had a limited impact on overall economic growth, due primarily to the record-low level of interest rates from which the increases began.

Despite concerns of high energy prices, which remained a significant headwind for economic performance throughout the period, corporate earnings remained strong throughout the year. Additionally, with the unemployment rate hovering around 5% and GDP growth around 3.6%, job and income growth remained positive and investors remained optimistic. Productivity gains and more restrictive monetary policy kept a lid on core inflation. The productivity gains, coupled with foreign investors buying large amounts of U.S. government securities, helped contain increases in long-term interest rates. These conditions caused the dollar to rally, which took pressure off the price of imported goods.

The big news for the past few months was the impact of Hurricanes Katrina and Rita. The devastation caused by these storms was particularly heavy with respect to the energy infrastructure in the South. Oil prices rose sharply in the aftermath of the hurricanes, with crude oil peaking above $71 per barrel in early September. However, a quick action by the federal government to release Strategic Petroleum Reserves and soften oil demand led to a subsequent decline off that peak. While the full economic effect of the hurricanes was unknown at the end of the report period, the damage appears to be limited to the regions in the hurricanes' path and to the energy infrastructures in the area.

Another significant event that occurred during the report period was the appointment of Ben Bernanke to succeed Alan Greenspan as Chairman of the Federal Reserve Board. Although he has not yet been confirmed into office, Bernanke's experience on the Federal Open Market Committee and his expertise in monetary economics has eased the concerns of the markets and caused investors to expect a smooth transition.

Source of Sector Classification: S&P and MSCI.


                                                           Schwab Target Funds 3

MANAGEMENT'S DISCUSSION continued

[PHOTO OF TOM BROWN]

TOM BROWN, an associate portfolio manager of the investment adviser, is responsible for day-to-day co-management of the funds. He joined Schwab in 1995, became a trader in 1999, and was named to his current position in 2004.

Despite tragic hurricanes, rising interest rates, and soaring energy prices, the funds and their respective benchmarks held up well. The S&P 500 Index 1 posted gains of 8.72% for the one-year period ending on October 31, 2005 while the Russell 2000 Index also displayed a positive return of 12.08%. As improving fundamentals and attractive valuations have strengthened investor interest in emerging markets, the MSCI EAFE (Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East) Index also had an impressive return of 18.09% for the one-year report period.

Although bonds did not fare nearly as well as equities this period, performance was still positive, up by 1.13%, as measured by the Lehman Brothers U.S. Aggregate Bond Index. This differential is not unusual, given that we were in the midst of an economic recovery during the period. When the economy is strong and job growth is robust, investors expect to see inflation, which generally leads to higher interest rates and ultimately brings down prices for bonds. In summary, the markets have seen quite a few events with the potential to diminish investor confidence, but as of the end of the period, significant negative impacts had not materialized.

ASSET CLASS PERFORMANCE COMPARISON % returns for the one-year the report period ending October 31, 2005

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

 8.72% S&P 500(R) INDEX: measures U.S. large-cap stocks

12.08% RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

18.09% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

 1.13% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

 2.69% THREE-MONTH U.S. TREASURY BILLS (T-BILLS): measures short-term U.S.
       Treasury obligations

[LINE GRAPH]

               THREE-MONTH     LEHMAN BROTHERS             RUSSELL    MSCI
              U.S. TREASURY    U.S. AGGREGATE   S&P 500(R) 2000(R)   EAFE(R)
             BILLS (T-BILLS)     BOND INDEX       INDEX     INDEX    INDEX
31-Oct-04          0.00                0.00        0.00      0.00     0.00
07-Nov-04          0.01               -0.52        3.21      3.53     3.71
14-Nov-04          0.05               -0.49        4.88      6.60     4.81
21-Nov-04          0.09               -0.40        3.69      5.15     5.92
28-Nov-04          0.12               -0.47        4.81      8.21     6.96
05-Dec-04          0.16               -0.38        5.62     10.13     8.68
12-Dec-04          0.19                0.13        5.37      8.44     5.79
19-Dec-04          0.25               -0.05        5.95     10.16     7.36
26-Dec-04          0.29                0.02        7.40     11.44    10.52
02-Jan-05          0.33                0.12        7.59     11.89    11.52
09-Jan-05          0.36               -0.09        5.35      5.32     8.50
16-Jan-05          0.40                0.27        5.22      6.07     8.74
23-Jan-05          0.45                0.68        3.75      4.98     7.81
30-Jan-05          0.48                0.70        4.08      5.33     8.68
06-Feb-05          0.53                1.05        6.95      9.55    10.43
13-Feb-05          0.57                1.03        7.23      9.11    11.16
20-Feb-05          0.61                0.51        6.94      8.33    12.75
27-Feb-05          0.65                0.47        7.86      9.63    13.40
06-Mar-05          0.70                0.44        8.86     10.92    15.44
13-Mar-05          0.75               -0.43        6.96      7.84    15.54
20-Mar-05          0.79               -0.34        6.04      7.13    14.06
27-Mar-05          0.84               -0.79        4.42      5.88    11.43
03-Apr-05          0.90               -0.16        4.59      5.31    11.55
10-Apr-05          0.96               -0.28        5.37      5.20    12.02
17-Apr-05          1.01                0.55        1.95      0.06    10.11
24-Apr-05          1.06                0.78        2.81      1.57    10.36
01-May-05          1.12                0.98        3.28     -0.15     8.71
08-May-05          1.18                0.79        4.60      2.83    10.65
15-May-05          1.24                1.27        3.14      0.36     8.08
22-May-05          1.29                1.34        6.33      5.10     8.34
29-May-05          1.33                1.73        7.22      6.42     9.41
05-Jun-05          1.39                2.23        7.01      7.02     9.48
12-Jun-05          1.44                1.96        7.23      8.07     9.40
19-Jun-05          1.50                1.94        8.95     11.20    11.36
26-Jun-05          1.55                2.67        6.70      8.83    10.42
03-Jul-05          1.59                2.25        7.01     11.08     9.74
10-Jul-05          1.66                2.07        8.60     14.40     9.31
17-Jul-05          1.71                1.96       10.06     14.69    11.35
24-Jul-05          1.76                1.84       10.59     17.12    12.34
31-Jul-05          1.84                1.70       10.68     17.49    13.59
07-Aug-05          1.88                1.25       10.02     14.58    14.44
14-Aug-05          1.94                1.94       10.44     14.14    18.32
21-Aug-05          2.01                2.10        9.54     12.85    16.11
28-Aug-05          2.07                2.25        8.24     12.20    16.21
04-Sep-05          2.15                3.04        9.47     14.77    19.45
11-Sep-05          2.21                2.68       11.60     17.33    20.67
18-Sep-05          2.28                2.20       11.33     16.32    20.04
25-Sep-05          2.36                2.28        9.32     13.47    18.92
02-Oct-05          2.42                1.94       10.56     15.67    21.65
09-Oct-05          2.48                1.89        7.66     11.63    19.16
16-Oct-05          2.53                1.35        6.84      9.71    18.26
23-Oct-05          2.61                1.86        6.22      9.65    15.53
30-Oct-05          2.66                1.09        7.95     10.12    16.68
31-Oct-05          2.69                1.13        8.72     12.08    18.09

  These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

  Data source: Charles Schwab & Co., Inc.

  Source of Sector Classification: S&P and MSCI.

1 Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R) and 500(R) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.


4 Schwab Target Funds

PERFORMANCE AT A GLANCE

Total return for the period from inception
(7/1/05) through 10/31/05

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

SCHWAB TARGET 2010 FUND 1 .....     2.40%
Benchmark .....................     1.69%
Fund Category .................     1.37%

Performance Details ...........   pages 7

SCHWAB TARGET 2020 FUND 1 .....     2.80%
Benchmark .....................     2.03%
Fund Category .................     1.37%

Performance Details ...........   pages 9

SCHWAB TARGET 2030 FUND 1 .....     3.10%
Benchmark .....................     2.33%
Fund Category .................     2.15%

Performance Details ...........  pages 11

SCHWAB TARGET 2040 FUND 1 .....     3.60%
Benchmark .....................     2.68%
Fund Category .................     2.15%

Performance Details ...........  pages 13

SCHWAB RETIREMENT
INCOME FUND 1 .................     0.16%
Benchmark .....................     0.28%
Fund Category .................     0.23%

Performance Details ...........  pages 15

The Schwab Target Funds all share the same investment approach: each seeks to achieve its objective of capturing market returns by investing in a combination of other Schwab Funds and Laudus Funds. The underlying funds include a combination of equity, fixed income, and money market mutual funds to meet their various target asset allocations and investment styles. Furthermore, each of the four dated funds is rebalanced from a more aggressive to a more conservative style as it approaches its target retirement year, helping keep your investment properly allocated over your lifetime.

The Schwab Target Funds produced strong results for their first reporting period with four funds beating their respective benchmarks and fund categories. All total returns are for the period since the funds' inception date (July 3, 2005) through October 31, 2005 and are not annualized.

Performance of the Schwab Target Funds will reflect a blend of the results of their underlying funds. As shown on the next page, each fund has its own distinct target portfolio allocation and is designed to accommodate different investment goals and risk tolerances. Bear in mind that these are intended asset allocations, but due to the funds moving closer to their target retirement years and fluctuating market conditions, these allocations will vary over time. The portfolios of the funds with an earlier target retirement date are more heavily allocated to fixed income, ultra-short fixed income and money market funds and represent a more conservative principle of investing.

The Schwab Retirement Income Fund is designed for investors currently in retirement, and as such, has a majority of its portfolio invested in fixed income, ultra-short fixed income and money market funds. The fund is intended to provide monthly income with equity growth potential. Since the fund invests up to 75% of its assets in fixed income, its return was impacted by the bond markets' sluggish performance during the report period. The Schwab Retirement Fund returned 0.16%, tracking its respective benchmark for the period.

  Source of Sector Classification: S&P and MSCI. All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

  Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the funds' total returns would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

1 Total return is for 7/1/05 - 10/31/05. Performance results less than one year are not annualized.


                                                           Schwab Target Funds 5

MANAGEMENT'S DISCUSSION continued

Of the four dated funds, the Schwab Target 2010 Fund has the shortest time horizon and as such, has the lowest percentage of its assets allocated to equities. The Schwab Target 2010 Fund returned 2.40% for the period, beating its benchmark and fund category average.

Further along the spectrum, funds with later target retirement dates take a more aggressive approach in their investment strategy by allocating a higher percentage of their assets to equity securities. The Schwab Target 2040 Fund, which is the fund with the latest retirement date, has the highest percentage of assets allocated to equities. For the report period, the Schwab Target 2040 Fund returned 3.60% for the period and outperformed its benchmark.

For this report period, the underlying investment funds that produced the best results were those with an international equity focus, namely Laudus Rosenberg International Small Capitalization Fund and Laudus MarketMasters International Fund. Funds with a domestic equity focus also fared well. The fixed income sector faced challenging market conditions during the brief report period. Despite those challenges, the Schwab Total Bond Market Fund still outperformed its respective benchmark for the period.

TARGET ASSET ALLOCATION 1

                                        SCHWAB
                                      RETIREMENT    SCHWAB TARGET  SCHWAB TARGET  SCHWAB TARGET  SCHWAB TARGET
ASSET CLASS                           INCOME FUND     2010 FUND      2020 FUND      2030 FUND      2040 FUND
-------------------------------------------------------------------------------------------------------------
EQUITY SECURITIES                          20%            64%           71%            78%            85%
-------------------------------------------------------------------------------------------------------------
FIXED-INCOME SECURITIES                    50%            34%           27%            20%            13%
-------------------------------------------------------------------------------------------------------------
ULTRA-SHORT FIXED INCOME SECURITIES        25%             1%            1%             1%             1%
-------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS                          5%             1%            1%             1%             1%
-------------------------------------------------------------------------------------------------------------

1 The actual asset allocation as of the end of the report period is shown in the Performance and Fund Facts section of this book.

  Nothing in this report represents a recommendation of a security by the investment adviser.

  Manager views and portfolio holdings may have changed since the report date.


6 Schwab Target Funds

SCHWAB TARGET 2010 FUND

PERFORMANCE as of 10/31/05

TOTAL RETURNS 1, 2, 3

This chart compares performance of the fund with a benchmark and the fund's Morningstar category.

[BAR CHART]

                              FUND          Benchmark:        Fund Category:
                         Ticker Symbol:     TARGET 2010         MORNINGSTAR
                             SWBRX        COMPOSITE INDEX   MODERATE ALLOCATION
SINCE INCEPTION: 7/1/05       2.40%             1.69%              1.37%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2, 3

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in a benchmark and an additional index.

$10,240 FUND

$10,169 TARGET 2010 COMPOSITE INDEX

$10,208 DOW JONES WILSHIRE 5000 COMPOSITE INDEX(SM)

 $9,854 LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

[LINE GRAPH]

                                           DOW JONES         LEHMAN BROTHERS
                       TARGET 2010       WILSHIRE 5000        U.S. AGGREGATE
             FUND    COMPOSITE INDEX   COMPOSITE INDEX(SM)     BOND INDEX
01-Jul-05   $10,000      $10,000             $10,000               $10,000
31-Jul-05   $10,250      $10,220             $10,419                $9,909
31-Aug-05   $10,310      $10,258             $10,317               $10,036
30-Sep-05   $10,410      $10,330             $10,389                $9,932
31-Oct-05   $10,240      $10,169             $10,208                $9,854

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.

3 The Target 2010 Composite Index is derived using the following portion allocations: 48% Dow Jones Wilshire 5000 Composite Index, 16% MSCI EAFE Index, 34% Lehman Brothers U.S. Aggregate Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1-3 Months.


                                                           Schwab Target Funds 7

SCHWAB TARGET 2010 FUND

FUND FACTS as of 10/31/05

TOP HOLDINGS 1

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)    SCHWAB TOTAL BOND MARKET FUND(TM)                                 32.2%
--------------------------------------------------------------------------------
(2)    SCHWAB CORE EQUITY FUND(TM)                                       23.4%
--------------------------------------------------------------------------------
(3)    LAUDUS INTERNATIONAL MARKETMASTERS FUND(TM),
       Select Shares(R)                                                  10.2%
--------------------------------------------------------------------------------
(4)    SCHWAB SMALL-CAP EQUITY FUND(TM), Select Shares                    6.9%
--------------------------------------------------------------------------------
(5)    LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION
       GROWTH FUND, Institutional Shares                                  6.8%
--------------------------------------------------------------------------------
(6)    SCHWAB DIVIDEND EQUITY FUND(TM), Select Shares                     6.7%
--------------------------------------------------------------------------------
(7)    LAUDUS ROSENBERG INTERNATIONAL SMALL
       CAPITALIZATION FUND, Institutional Shares                          6.1%
--------------------------------------------------------------------------------
(8)    LAUDUS ROSENBERG U.S. DISCOVERY FUND,
       Institutional Shares                                               3.8%
--------------------------------------------------------------------------------
(9)    SCHWAB YIELDPLUS FUND(R), Select Shares                            1.0%
--------------------------------------------------------------------------------
(10)   SCHWAB VALUE ADVANTAGE MONEY FUND(R),
       Institutional Shares                                               1.0%
--------------------------------------------------------------------------------
       TOTAL                                                             98.1%

STATISTICS

NUMBER OF HOLDINGS                                                         10
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $39,248
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 19.1
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                      2.7
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                     0%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2                                              $2,500
($1,000 for custodial accounts)
--------------------------------------------------------------------------------

ASSET CLASS WEIGHTINGS % of Investments

This chart shows the fund's asset class composition as of the report date.

[PIE CHART]

47.7% EQUITY FUNDS--DOMESTIC
33.1% FIXED-INCOME FUNDS
16.3% EQUITY FUNDS--
      INTERNATIONAL
 2.9% SHORT-TERM INVESTMENTS

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 This list is not a recommendation of any security by the investment adviser.

2 Please see prospectus for further detail and eligibility requirements.


8 Schwab Target Funds

SCHWAB TARGET 2020 FUND

PERFORMANCE as of 10/31/05

TOTAL RETURN 1, 2, 3

This chart compares performance of the fund with a benchmark and the fund's Morningstar category.

[BAR CHART]

                              FUND           Benchmark:        Fund Category:
                         Ticker Symbol:     TARGET 2020          MORNINGSTAR
                              SWCRX       COMPOSITE INDEX   MODERATE ALLOCATION
SINCE INCEPTION: 7/1/05       2.80%            2.03%               1.37%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2, 3

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in a benchmark and an additional index.

$10,280 FUND

$10,203 TARGET 2020 COMPOSITE INDEX

$10,208 DOW JONES WILSHIRE 5000 COMPOSITE INDEX(SM)

 $9,854 LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

[LINE GRAPH]

                                          DOW JONES          LEHMAN BROTHERS
                       TARGET 2020        WILSHIRE 5000       U.S. AGGREGATE
             FUND    COMPOSITE INDEX   COMPOSITE INDEX(SM)     BOND INDEX
01-Jul-05   $10,000      $10,000            $10,000              $10,000
31-Jul-05   $10,290      $10,253            $10,419               $9,909
31-Aug-05   $10,350      $10,283            $10,317              $10,036
30-Sep-05   $10,460      $10,375            $10,389               $9,932
31-Oct-05   $10,280      $10,203            $10,208               $9,854

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.

3 The Target 2020 Composite Index is derived using the following portion allocations: 53% Dow Jones Wilshire 5000 Composite Index, 18% MSCI EAFE Index, 27% Lehman Brothers U.S. Aggregate Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1-3 Months.


                                                           Schwab Target Funds 9

SCHWAB TARGET 2020 FUND

FUND FACTS as of 10/31/05

TOP HOLDINGS 1

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)    SCHWAB TOTAL BOND MARKET FUND(TM)                                 25.6%
--------------------------------------------------------------------------------
(2)    SCHWAB CORE EQUITY FUND(TM)                                       23.4%
--------------------------------------------------------------------------------
(3)    LAUDUS INTERNATIONAL MARKETMASTERS FUND,
       Select Shares(R)                                                  10.1%
--------------------------------------------------------------------------------
(4)    SCHWAB SMALL-CAP EQUITY FUND(TM), Select Shares                    8.9%
--------------------------------------------------------------------------------
(5)    LAUDUS ROSENBERG INTERNATIONAL SMALL
       CAPITALIZATION FUND, Institutional Shares                          8.2%
--------------------------------------------------------------------------------
(6)    LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION
       GROWTH FUND, Institutional Shares                                  7.8%
--------------------------------------------------------------------------------
(7)    SCHWAB DIVIDEND EQUITY FUND(TM), Select Shares                     7.7%
--------------------------------------------------------------------------------
(8)    LAUDUS ROSENBERG U.S. DISCOVERY FUND,
       Institutional Shares                                               3.8%
--------------------------------------------------------------------------------
(9)    SCHWAB VALUE ADVANTAGE MONEY FUND(R),
       Institutional Shares                                               1.0%
--------------------------------------------------------------------------------
(10)   SCHWAB YIELDPLUS FUND(R), Select Shares                            1.0%
--------------------------------------------------------------------------------
       TOTAL                                                             97.5%
--------------------------------------------------------------------------------

STATISTICS

NUMBER OF HOLDINGS                                                          10
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $37,658
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 19.2
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                      2.7
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                      0%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2                                              $2,500
  ($1,000 for custodial accounts)
--------------------------------------------------------------------------------

ASSET CLASS WEIGHTINGS % of Investments

This chart shows the fund's asset class composition as of the report date.

[PIE CHART]

51.8% EQUITY FUNDS--DOMESTIC
26.6% FIXED-INCOME FUNDS
18.4% EQUITY FUNDS--INTERNATIONAL
 3.2% SHORT-TERM INVESTMENTS

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 This list is not a recommendation of any security by the investment adviser.

2 Please see prospectus for further detail and eligibility requirements.


10 Schwab Target Funds

SCHWAB TARGET 2030 FUND

PERFORMANCE as of 10/31/05

TOTAL RETURNS 1, 2, 3

This chart compares performance of the fund with a benchmark and the fund's Morningstar category.

[BAR CHART]

                              FUND           Benchmark:      Fund Category:
                         Ticker Symbol:     TARGET 2030       MORNINGSTAR
                              SWDRX       COMPOSITE INDEX   LARGE-CAP BLEND
SINCE INCEPTION 7/1/05        3.10%             2.33%            2.15%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2, 3

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in a benchmark and an additional index.

$10,310 FUND

$10,233 TARGET 2030 COMPOSITE INDEX

$10,208 DOW JONES WILSHIRE 5000 COMPOSITE INDEX(SM)

 $9,854 LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

[LINE GRAPH]

                                            DOW JONES         LEHMAN BROTHERS
                        TARGET 2030       WILSHIRE 5000        U.S. AGGREGATE
             FUND     COMPOSITE INDEX   COMPOSITE INDEX(SM)     BOND INDEX
01-Jul-05   $10,000       $10,000            $10,000              $10,000
31-Jul-05   $10,330       $10,288            $10,419               $9,909
31-Aug-05   $10,370       $10,305            $10,317              $10,036
30-Sep-05   $10,500       $10,414            $10,389               $9,932
31-Oct-05   $10,310       $10,233            $10,208               $9,854

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.

3 The Target 2030 Composite Index is derived using the following portion allocations: 59% Dow Jones Wilshire 5000 Composite Index, 19% MSCI EAFE Index, 20% Lehman Brothers U.S. Aggregate Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1-3 Months.


                                                          Schwab Target Funds 11

SCHWAB TARGET 2030 FUND

FUND FACTS as of 10/31/05

TOP HOLDINGS 1

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)    SCHWAB CORE EQUITY FUND(TM)                                       25.6%
--------------------------------------------------------------------------------
(2)    SCHWAB TOTAL BOND MARKET FUND(TM)                                 18.5%
--------------------------------------------------------------------------------
(3)    LAUDUS INTERNATIONAL MARKETMASTERS FUND,
       Select Shares(R)                                                  10.9%
--------------------------------------------------------------------------------
(4)    SCHWAB SMALL-CAP EQUITY FUND(TM), Select Shares                    9.6%
--------------------------------------------------------------------------------
(5)    LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION
       GROWTH FUND, Institutional Shares                                  8.5%
--------------------------------------------------------------------------------
(6)    SCHWAB DIVIDEND EQUITY FUND(TM), Select Shares                     8.4%
--------------------------------------------------------------------------------
(7)    LAUDUS ROSENBERG INTERNATIONAL SMALL
       CAPITALIZATION FUND, Institutional Shares                          6.9%
--------------------------------------------------------------------------------
(8)    LAUDUS ROSENBERG U.S. DISCOVERY FUND,
       Institutional Shares                                               4.7%
--------------------------------------------------------------------------------
(9)    SCHWAB YIELDPLUS FUND(R), Select Shares                            1.0%
--------------------------------------------------------------------------------
(10)   SCHWAB VALUE ADVANTAGE MONEY FUND(R),
       Institutional Shares                                               0.9%
--------------------------------------------------------------------------------
       TOTAL                                                             95.0%
--------------------------------------------------------------------------------

STATISTICS

NUMBER OF HOLDINGS                                                          10
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $38,468
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 19.1
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.7
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                     0%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2                                             $2,500
  ($1,000 for custodial accounts)
--------------------------------------------------------------------------------

ASSET CLASS WEIGHTINGS % of Investments

This chart shows the fund's asset class composition as of the report date.

[PIE CHART]

57.7% EQUITY FUNDS--DOMESTIC
19.7% FIXED-INCOME FUNDS
18.0% EQUITY FUNDS--INTERNATIONAL
 4.6% SHORT-TERM INVESTMENTS

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 This list is not a recommendation of any security by the investment adviser.

2 Please see prospectus for further detail and eligibility requirements.


12 Schwab Target Funds

SCHWAB TARGET 2040 FUND

PERFORMANCE as of 10/31/05

TOTAL RETURNS 1, 2, 3

This chart compares performance of the fund with a benchmark and the fund's Morningstar category.

[BAR CHART]

                              FUND           Benchmark:      Fund Category:
                         Ticker Symbol:     TARGET 2040       MORNINGSTAR
                             SWERX        COMPOSITE INDEX   LARGE-CAP BLEND
SINCE INCEPTION: 7/1/05       3.60%             2.68%            2.15%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2, 3

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in a benchmark and an additional index.

$10,360 FUND

$10,268 TARGET 2040 COMPOSITE INDEX

$10,208 DOW JONES WILSHIRE 5000 COMPOSITE INDEX(SM)

 $9,854 LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

[LINE GRAPH]

                                             DOW JONES         LEHMAN BROTHERS
                         TARGET 2040       WILSHIRE 5000        U.S. AGGREGATE
             FUND     COMPOSITE INDEX    COMPOSITE INDEX(SM)      BOND INDEX
01-Jul-05   $10,000       $10,000              $10,000               $10,000
31-Jul-05   $10,370       $10,321              $10,419                $9,909
31-Aug-05   $10,410       $10,329              $10,317               $10,036
30-Sep-05   $10,560       $10,459              $10,389                $9,932
31-Oct-05   $10,360       $10,268              $10,208                $9,854

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.

3 The Target 2040 Composite Index is derived using the following portion allocations: 64% Dow Jones Wilshire 5000 Composite Index, 21% MSCI EAFE Index, 13% Lehman Brothers U.S. Aggregate Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1-3 Months.


                                                          Schwab Target Funds 13

SCHWAB TARGET 2040 FUND

FUND FACTS as of 10/31/05

TOP HOLDINGS 1


                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)    SCHWAB CORE EQUITY FUND(TM)                                       26.8%
--------------------------------------------------------------------------------
(2)    LAUDUS INTERNATIONAL MARKETMASTERS
       FUND(TM), Select Shares(R)                                        12.9%
--------------------------------------------------------------------------------
(3)    SCHWAB TOTAL BOND MARKET FUND(TM)                                 12.2%
--------------------------------------------------------------------------------
(4)    SCHWAB SMALL-CAP EQUITY FUND(TM), Select Shares                   10.7%
--------------------------------------------------------------------------------
(5)    LAUDUS ROSENBERG INTERNATIONAL SMALL
       CAPITALIZATION FUND, Institutional Shares                          8.9%
--------------------------------------------------------------------------------
(6)    LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION
       GROWTH FUND, Institutional Shares                                  8.6%
--------------------------------------------------------------------------------
(7)    SCHWAB DIVIDEND EQUITY FUND(TM), Select Shares                     8.5%
--------------------------------------------------------------------------------
(8)    LAUDUS ROSENBERG U.S. DISCOVERY FUND,
       Institutional Shares                                               5.7%
--------------------------------------------------------------------------------
(9)    SCHWAB VALUE ADVANTAGE MONEY FUND(R),
       Institutional Shares                                               0.9%
--------------------------------------------------------------------------------
(10)   SCHWAB YIELDPLUS FUND(R), Select Shares                            0.9%
--------------------------------------------------------------------------------
TOTAL                                                                    96.1%

STATISTICS

NUMBER OF HOLDINGS                                                          10
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $36,775
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 19.2
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                      2.7
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                     0%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2                                              $2,500
  ($1,000 for custodial accounts)
--------------------------------------------------------------------------------

ASSET CLASS WEIGHTINGS % of Investments

This chart shows the fund's asset class composition as of the report date.

[PIE CHART]

60.5% EQUITY FUNDS--DOMESTIC
21.9% EQUITY FUNDS--
      INTERNATIONAL
13.2% FIXED-INCOME FUNDS
 4.4% SHORT-TERM INVESTMENTS

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 This list is not a recommendation of any security by the investment adviser.

2 Please see prospectus for further detail and eligibility requirements.


14 Schwab Target Funds

SCHWAB RETIREMENT INCOME FUND

PERFORMANCE as of 10/31/05

TOTAL RETURNS 1, 2, 3

This chart compares performance of the fund with a benchmark and the fund's Morningstar category.

[BAR CHART]

                                                            Fund Category:
                              FUND           Benchmark:       MORNINGSTAR
                         Ticker Symbol:    TARGET INCOME     CONSERVATIVE
                              SWARX       COMPOSITE INDEX     ALLOCATION
SINCE INCEPTION: 7/1/05       0.16%            0.28%             0.23%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2, 3

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in a benchmark and an additional index.

$10,016 FUND

$10,028 TARGET INCOME COMPOSITE INDEX

$10,208 DOW JONES WILSHIRE 5000 COMPOSITE INDEX(SM)

 $9,854 LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

[LINE GRAPH]

                                            DOW JONES         LEHMAN BROTHERS
                       TARGET INCOME      WILSHIRE 5000       U.S. AGGREGATE
             FUND     COMPOSITE INDEX   COMPOSITE INDEX(SM)     BOND INDEX
01-Jul-05   $10,000      $10,000              $10,000               $10,000
31-Jul-05   $10,043      $10,040              $10,419                $9,909
31-Aug-05   $10,108      $10,111              $10,317               $10,036
30-Sep-05   $10,101      $10,101              $10,389                $9,932
31-Oct-05   $10,016      $10,028              $10,208                $9,854

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.

3 The Target Income Composite Index is derived using the following portion allocations: 15% Dow Jones Wilshire 5000 Composite Index, 5% MSCI EAFE Index, 50% Lehman Brothers U.S. Aggregate Bond Index, and 30% Lehman Brothers U.S. Treasury Bills: 1-3 Months.


                                                          Schwab Target Funds 15

SCHWAB RETIREMENT INCOME FUND

FUND FACTS as of 10/31/05

TOP HOLDINGS 1

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)    SCHWAB TOTAL BOND MARKET FUND(TM)                                47.6%
--------------------------------------------------------------------------------
(2)    SCHWAB YIELDPLUS FUND(R), Select Shares(R)                       24.2%
--------------------------------------------------------------------------------
(3)    SCHWAB DIVIDEND EQUITY FUND(TM), Select Shares                   16.4%
--------------------------------------------------------------------------------
(4)    SCHWAB VALUE ADVANTAGE MONEY FUND(R),
       Institutional Shares                                              4.8%
--------------------------------------------------------------------------------
(5)    LAUDUS INTERNATIONAL MARKETMASTERS FUND(TM),
       Select Shares                                                     3.1%
--------------------------------------------------------------------------------
TOTAL                                                                   96.1%

STATISTICS

NUMBER OF HOLDINGS                                                          6
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $45,806
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                16.5
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.6
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                     0%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2                                             $2,500
  ($1,000 for custodial accounts)
--------------------------------------------------------------------------------

ASSET CLASS WEIGHTINGS % of Investments

This chart shows the fund's asset class composition as of the report date.

[PIE CHART]

73.1% FIXED-INCOME FUNDS
16.7% EQUITY FUNDS--DOMESTIC
 7.1% SHORT-TERM INVESTMENTS
 3.1% EQUITY FUNDS--
      INTERNATIONAL

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 This list is not a recommendation of any security by the investment adviser.

2 Please see prospectus for further detail and eligibility requirements.


16 Schwab Target Funds

FUND EXPENSES (unaudited)

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the period beginning July 1, 2005 (commencement of the funds' operations) and held through October 31, 2005.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                           ENDING
                                                        BEGINNING       ACCOUNT VALUE           EXPENSES
                                    EXPENSE RATIO 1   ACCOUNT VALUE   (Net of Expenses)   PAID DURING PERIOD 2
                                    (Annualized)        at 7/1/05       at 10/31/05          7/1/05-10/31/05
--------------------------------------------------------------------------------------------------------------
SCHWAB TARGET 2010 FUND

  Actual Return                          0.06%            $1,000          $1,024.00               $0.21
  Hypothetical 5% Return                 0.06%            $1,000          $1,016.64               $0.21
--------------------------------------------------------------------------------------------------------------
SCHWAB TARGET 2020 FUND

  Actual Return                          0.04%            $1,000          $1,028.00               $0.15
  Hypothetical 5% Return                 0.04%            $1,000          $1,016.70               $0.15
--------------------------------------------------------------------------------------------------------------
SCHWAB TARGET 2030 FUND

  Actual Return                          0.03%            $1,000          $1,031.00               $0.11
  Hypothetical 5% Return                 0.03%            $1,000          $1,016.74               $0.11
--------------------------------------------------------------------------------------------------------------
SCHWAB TARGET 2040 FUND

  Actual Return                          0.01%            $1,000          $1,036.00               $0.03
  Hypothetical 5% Return                 0.01%            $1,000          $1,016.82               $0.03
--------------------------------------------------------------------------------------------------------------
SCHWAB RETIREMENT INVESTMENT FUND

  Actual Return                          0.10%            $1,000          $1,001.60               $0.35
  Hypothetical 5% Return                 0.10%            $1,000          $1,016.50               $0.35
--------------------------------------------------------------------------------------------------------------

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights; does not include expenses of underlying funds in which the funds invest.

2 Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 123 days of the period (from 7/1/05, commencement of operations through 10/31/05), and divided by 365 days of the fiscal year.


                                                          Schwab Target Funds 17

SCHWAB TARGET 2010 FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                   7/1/05 1-
                                                  10/31/05
--------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------
Net asset value at beginning of period              10.00
                                                  ------------------------------
Income from investment operations:
     Net investment income                           0.04
     Net realized and unrealized gains               0.20
                                                  ------------------------------
Total income from investment operations              0.24
                                                  ------------------------------
Net asset value at end of period                    10.24
                                                  ------------------------------
Total return (%)                                     2.40 2

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------
Ratios to average net assets:
     Net operating expenses 3                        0.06 4
     Gross operating expenses 3                      0.37 4
     Net investment income                           1.51 4
Portfolio turnover rate                                --
Net assets, end of period ($ x 1,000,000)              32

1 Commencement of operations.

2 Not annualized.

3 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

4 Annualized.


18 See financial notes.

SCHWAB TARGET 2010 FUND

PORTFOLIO HOLDINGS as of October 31, 2005

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top holdings, the number in the circle is the security's rank among the top ten.

(1)  Top ten holding

 /   Issuer is affiliated with the fund's adviser

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
 98.1%  OTHER INVESTMENT
        COMPANIES                                         30,791          31,146

  1.9%  SHORT-TERM
        INVESTMENT                                           613             613
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                                 31,404          31,759

  0.0%  OTHER ASSETS AND
        LIABILITIES, NET                                                       5
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                  31,764

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      OTHER INVESTMENT COMPANIES
      98.1% of net assets

      EQUITY FUNDS  64.0%
      --------------------------------------------------------------------------
 /(3) Laudus International MarketMasters
      Fund, Select Shares    192,153                                       3,230

 /(7) Laudus Rosenberg International
      Small Capitalization Fund,
      Institutional Shares    108,079                                      1,945

 /(8) Laudus Rosenberg U.S. Discovery
      Fund, Institutional Shares    72,489                                 1,220

 /(5) Laudus Rosenberg U.S. Large
      Capitalization Growth Fund,
      Institutional Shares    252,657                                      2,158

 /(2) Schwab Core Equity Fund    470,052                                   7,432

 /(6) Schwab Dividend Equity Fund,
      Select Shares    166,236                                             2,128

 /(4) Schwab Small-Cap Equity Fund,
      Select Shares    139,745                                             2,205
                                                                     -----------
                                                                          20,318
      FIXED-INCOME FUNDS  33.1%
      --------------------------------------------------------------------------
 /(1) Schwab Total Bond Market
      Fund    1,036,051                                                   10,216

 /(9) Schwab YieldPlus Fund,
      Select Shares    31,715                                                306
                                                                     -----------
                                                                          10,522
      MONEY FUNDS  1.0%
      --------------------------------------------------------------------------
/(10) Schwab Value Advantage Money
      Fund, Institutional Shares    305,943                                  306

      SECURITY                                       FACE AMOUNT
        RATE, MATURITY DATE                          ($ x 1,000)
      SHORT-TERM INVESTMENT
      1.9% of net assets

      Wachovia Bank, Grand Cayman
      Time Deposit
         3.48%, 11/01/05                                     613             613


END OF INVESTMENTS.

                                                         See financial notes. 19

SCHWAB TARGET 2010 FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2005. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments in affiliated underlying funds, at value                     $31,146 a
Investments, at value                                                        613 a
Receivables:
   Fund shares sold                                                           54
Prepaid expenses                                                      +       26
                                                                      ----------
TOTAL ASSETS                                                              31,839

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                       50
   Due to investment adviser                                                   2
Accrued expenses                                                      +       23
                                                                      ----------
TOTAL LIABILITIES                                                             75

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                              31,839
TOTAL LIABILITIES                                                     -       75
                                                                      ----------
NET ASSETS                                                               $31,764

NET ASSETS BY SOURCE
Capital received from investors                                           31,273
Net investment income not yet distributed                                    136
Net unrealized capital gains                                                 355

NET ASSET VALUE (NAV)
                   SHARES
NET ASSETS    /    OUTSTANDING    =    NAV
$31,764            3,101               $10.24

  Unless stated, all numbers x 1,000.

a The fund paid $31,404 for these securities.

  Not counting short-term obligations and government securities and securities related to in-kind transactions, the fund's investment transactions during the period were:

    Purchases                $30,448
    Sales/maturities             $--

  Percent of fund shares of other Schwab Funds owned at the end of the report period:

  SCHWAB ACTIVE EQUITY FUNDS

  Core Equity Fund               1.4%
  Dividend Equity Fund           0.2%
  Small-Cap Equity Fund          0.9%

  LAUDUS MARKETMASTERS FUNDS

  International
   MarketMasters Fund            0.3%

  LAUDUS ROSENBERG FUNDS

  U.S. Large Capitalization
   Growth Fund                   8.9%
  U.S. Discovery Fund            0.2%
  International Small
   Capitalization Fund           0.2%

  SCHWAB BOND FUNDS

  Total Bond Market Fund         0.9%
  YieldPlus Fund       Less than 0.1%

  SCHWAB MONEY FUNDS

  Value Advantage Money
   Fund                 Less than 0.1%

  FEDERAL TAX DATA
  -----------------------------------
  PORTFOLIO COST             $31,404

  NET UNREALIZED GAINS AND LOSSES:

  Gains                         $617
  Losses                   +    (262)
                           ----------
                                $355

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income               $136
  Long-term capital gains        $--


20 See financial notes.

SCHWAB TARGET 2010 FUND

Statement of
OPERATIONS
For July 1, 2005 (commencement of operations) through October 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends received from affiliated underlying funds                         $138
Interest                                                                 +     4
                                                                         -------
TOTAL INVESTMENT INCOME                                                      142

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains from affiliated underlying funds                        355

EXPENSES
--------------------------------------------------------------------------------
Trustees' fees                                                                 1 a
Custodian fees                                                                 2
Portfolio accounting fees                                                      1
Professional fees                                                             15
Registration fees                                                              9
Shareholder reports                                                      +     6
                                                                         -------
Total expenses                                                                34
Expense reduction                                                        -    28 b
                                                                         -------
NET EXPENSES                                                                  6

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                      142
NET EXPENSES                                                             -     6
                                                                         -------
NET INVESTMENT INCOME                                                        136
NET UNREALIZED GAINS                                                     +   355
                                                                         -------
INCREASE IN NET ASSETS FROM OPERATIONS                                      $491

  Unless stated, all numbers x 1,000.

a For the fund's independent trustees only.

b These reductions reflect a guarantee by Charles Schwab Investment
  Management, Inc. (CSIM) and Charles Schwab & Co., Inc. (Schwab) to limit the net operating expenses of this fund through February 28, 2007, to 0.06% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.


                                                         See financial notes. 21

SCHWAB TARGET 2010 FUND

Statements of
CHANGES IN NET ASSETS

For the current report period only. Because the fund commenced operations on July 1, 2005, it has no prior report period. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                                                 7/1/05-10/31/05
Net investment income                                                       $136
Net unrealized gains                                             +           355
                                                                 ---------------
INCREASE IN NET ASSETS FROM OPERATIONS                                      $491

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                                            7/1/05-10/31/05
                                                        SHARES            VALUE
Shares sold                                              3,174          $32,017
Shares redeemed                                        +   (73)            (744) a
                                                       -------------------------
NET TRANSACTIONS IN FUND SHARES                          3,101          $31,273

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                                            7/1/05-10/31/05
                                                        SHARES       NET ASSETS
Beginning of period                                         --              $--
Total increase                                         + 3,101           31,764 b
                                                       ------------------------
END OF PERIOD                                            3,101          $31,764 c

  Unless stated, all numbers x 1,000.

a The fund charges 2.00% of early withdrawal fees on shares redeemed 30 days or less after the purchase:

  CURRENT PERIOD         $1

  Dollar amounts are net of the redemption fee proceeds.

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

c Includes distributable net investment income in the amount of $136 at the end of the current period.


22 See financial notes.

Schwab Target 2020 Fund

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                              7/1/05 1-
                                             10/31/05
--------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------
Net asset value at beginning of period         10.00
                                             -----------------------------------
  Income from investment operations:
  Net investment income                         0.04
  Net realized and unrealized gains             0.24
                                             -----------------------------------
  Total income from investment operations       0.28
                                             -----------------------------------
Net asset value at end of period               10.28
                                             -----------------------------------
Total return (%)                                2.80 2

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses 3                      0.04 4
  Gross operating expenses 3                    0.36 4
  Net investment income                         1.29 4
Portfolio turnover rate                           --
Net assets, end of period ($ x 1,000,000)         35

1 Commencement of operations.

2 Not annualized.

3 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

4 Annualized.


                                                         See financial notes. 23

SCHWAB TARGET 2020 FUND

PORTFOLIO HOLDINGS as of October 31, 2005

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 /  Issuer is affiliated with the fund's adviser

                                                             COST        VALUE
HOLDINGS BY CATEGORY                                       ($x1,000)   ($x1,000)
--------------------------------------------------------------------------------
 97.5%  OTHER INVESTMENT
        COMPANIES                                             33,428      33,862

  2.2%  SHORT-TERM
        INVESTMENT                                               778         778
--------------------------------------------------------------------------------
 99.7%  TOTAL INVESTMENTS                                     34,206      34,640

  0.3%  OTHER ASSETS AND
        LIABILITIES, NET                                                      92
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                  34,732

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      OTHER INVESTMENT COMPANIES
      97.5% of net assets

      EQUITY FUNDS 69.9%
      --------------------------------------------------------------------------
 /(3) Laudus International MarketMasters
      Fund, Select Shares   209,683                                        3,525

 /(5) Laudus Rosenberg International
      Small Capitalization Fund,
      Institutional Shares   157,304                                       2,831

 /(8) Laudus Rosenberg U.S. Discovery
      Fund, Institutional Shares   79,287                                  1,334

 /(6) Laudus Rosenberg U.S. Large
      Capitalization Growth Fund,
      Institutional Shares       315,978                                   2,698

 /(2) Schwab Core Equity Fund    514,134                                   8,128

 /(7) Schwab Dividend Equity Fund,
      Select Shares   208,174                                              2,665

 /(4) Schwab Small-Cap Equity Fund,
      Select Shares   196,358                                              3,099
                                                                     -----------
                                                                          24,280
      FIXED-INCOME FUNDS 26.6%
      --------------------------------------------------------------------------
 /(1) Schwab Total Bond Market
      Fund   903,615                                                       8,910

/(10) Schwab YieldPlus Fund,
      Select Shares   34,801                                                 336
                                                                     -----------
                                                                           9,246
      MONEY FUNDS 1.0%
      --------------------------------------------------------------------------
 /(9) Schwab Value Advantage Money
      Fund, Institutional Shares   335,710                                   336

      SECURITY                                      FACE AMOUNT
        RATE, MATURITY DATE                         ($ x 1,000)
      SHORT-TERM INVESTMENT
      2.2% of net assets

      Wachovia Bank, Grand Cayman
      Time Deposit
        3.48%, 11/01/05                                     778              778

END OF INVESTMENTS.


24 See financial notes.

SCHWAB TARGET 2020 FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2005. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments in affiliated underlying funds, at value                     $33,862 a
Investments, at value                                                        778 a
Receivables:
   Fund shares sold                                                          102
   Dividends                                                                   1
Prepaid expenses                                                      +       18
                                                                      ----------
TOTAL ASSETS                                                              34,761

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                        3
   Due to investment adviser                                                   2
Accrued expenses                                                      +       24
                                                                      ----------
TOTAL LIABILITIES                                                             29

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                              34,761
TOTAL LIABILITIES                                                     -       29
                                                                      ----------
NET ASSETS                                                               $34,732

NET ASSETS BY SOURCE
Capital received from investors                                           34,177
Net investment income not yet distributed                                    121
Net unrealized capital gains                                                 434

NET ASSET VALUE (NAV)
                   SHARES
NET ASSETS    /    OUTSTANDING    =    NAV
$34,732            3,377               $10.28

  Unless stated, all numbers x 1,000.

a The fund paid $34,206 for these securities.

  Not counting short-term obligations and government securities and securities related to in-kind trans- actions, the fund's investment transactions during the period were:

   Purchases                        $33,061
   Sales/maturities                     $--

  Percent of fund shares of other Schwab Funds owned at the end of the report period:

  SCHWAB ACTIVE EQUITY FUNDS
  Core Equity Fund                     1.5%
  Dividend Equity Fund                 0.3%
  Small-Cap Equity Fund                1.2%

  LAUDUS MARKETMASTERS FUNDS
  International
   MarketMasters Fund                  0.3%

  LAUDUS ROSENBERG FUNDS
  U.S. Large Capitalization
   Growth Fund                        11.1%
  U.S. Discovery Fund                  0.2%
  International Small
   Capitalization Fund                 0.3%

  SCHWAB BOND FUNDS
  Total Bond Market Fund               0.8%
  YieldPlus Fund             Less than 0.1%

  SCHWAB MONEY FUNDS
  Value Advantage Money
   Fund                      Less than 0.1%

  FEDERAL TAX DATA
  -----------------------------------------
  PORTFOLIO COST                   $34,206

  NET UNREALIZED GAINS AND LOSSES:
  Gains                               $684
  Losses                         +    (250)
                                 ----------
                                      $434
  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                     $121
  Long-term capital gains              $--


                                                         See financial notes. 25

SCHWAB TARGET 2020 FUND

Statement of
OPERATIONS
For July 1, 2005 (commencement of operations) through October 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends received from affiliated underlying funds                         $120
Interest                                                                 +     5
                                                                         -------
TOTAL INVESTMENT INCOME                                                      125

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains from affiliated underlying funds                        434

EXPENSES
--------------------------------------------------------------------------------
Trustees' fees                                                                 1 a
Custodian fees                                                                 1
Portfolio accounting fees                                                      1
Professional fees                                                             16
Registration fees                                                              7
Shareholder reports                                                      +     7
                                                                         -------
Total expenses                                                                33
Expense reduction                                                        -    29 b
                                                                         -------
NET EXPENSES                                                                   4

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                      125
NET EXPENSES                                                             -     4
                                                                         -------
NET INVESTMENT INCOME                                                        121
NET UNREALIZED GAINS                                                     +   434
                                                                         -------
INCREASE IN NET ASSETS FROM OPERATIONS                                      $555

  Unless stated, all numbers x 1,000.

a For the fund's independent trustees only.

b These reductions reflect a guarantee by Charles Schwab Investment
  Management, Inc. (CSIM) and Charles Schwab & Co., Inc. (Schwab) to limit the net operating expenses of this fund through February 28, 2007, to 0.04% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.


26 See financial notes.

SCHWAB TARGET 2020 FUND

Statements of
CHANGES IN NET ASSETS
For the current report period only. Because the fund commenced operations on July 1, 2005, it has no prior report period. All numbers x 1,000

OPERATIONS
--------------------------------------------------------------------------------
                                                                 7/1/05-10/31/05
Net investment income                                                       $121
Net unrealized gains                                          +              434
                                                              ------------------
INCREASE IN NET ASSETS FROM OPERATIONS                                      $555

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                                              7/1/05-10/31/05
                                                               SHARES     VALUE
Shares sold                                                    3,422    $34,636
Shares redeemed                                             +    (45)      (459) a
                                                            --------------------
NET TRANSACTIONS IN FUND SHARES                                3,377    $34,177

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                                              7/1/05-10/31/05
                                                              SHARES  NET ASSETS
Beginning of period                                               --         $--
Total increase                                              +  3,377      34,732 b
                                                            --------------------
END OF PERIOD                                                  3,377     $34,732 c

  Unless stated, all numbers x 1,000.

a The fund charges 2.00% of early withdrawal fees on shares redeemed 30 days or less after the purchase:

  CURRENT PERIOD          $1

  Dollar amounts are net of the redemption fee proceeds.

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

c Includes distributable net investment income in the amount of $121 at the end of the current period.


                                                         See financial notes. 27

SCHWAB TARGET 2030 FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                               7/1/05 1-
                                              10/31/05
--------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------
Net asset value at beginning of period          10.00
                                              ----------------------------------
Income from investment operations:
    Net investment income                        0.03
    Net realized and unrealized gains            0.28
                                              ----------------------------------
    Total income from investment operations      0.31
                                              ----------------------------------
Net asset value at end of period                10.31
                                              ----------------------------------
Total return (%)                                 3.10 2

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------
Ratios to average net assets:
    Net operating expenses 3                     0.03 4
    Gross operating expenses 3                   0.58 4
    Net investment income                        1.05 4
Portfolio turnover rate                            --
Net assets, end of period ($ x 1,000,000)          19

1 Commencement of operations.

2 Not annualized.

3 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

4 Annualized.


28 See financial notes.

SCHWAB TARGET 2030 FUND

PORTFOLIO HOLDINGS as of October 31, 2005

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 /  Issuer is affiliated with the fund's adviser

                                                             COST        VALUE
HOLDINGS BY CATEGORY                                       ($x1,000)   ($x1,000)
--------------------------------------------------------------------------------
 95.0%  OTHER INVESTMENT
        COMPANIES                                             17,848      18,100

  3.7%  SHORT-TERM
        INVESTMENTS                                              695         695
--------------------------------------------------------------------------------
 98.7%  TOTAL INVESTMENTS                                     18,543      18,795

  1.3%  OTHER ASSETS AND
        LIABILITIES, NET                                                     255
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                  19,050

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      OTHER INVESTMENT COMPANIES
      95.0% of net assets

      EQUITY FUNDS 74.6%
      --------------------------------------------------------------------------
 /(3) Laudus International MarketMasters
      Fund, Select Shares 122,893                                          2,066

 /(7) Laudus Rosenberg International
      Small Capitalization Fund,
      Institutional Shares 73,339                                          1,320

 /(8) Laudus Rosenberg U.S. Discovery
      Fund, Institutional Shares 52,881                                      890

 /(5) Laudus Rosenberg U.S. Large
      Capitalization Growth Fund,
      Institutional Shares 189,774                                         1,621

 /(1) Schwab Core Equity Fund 308,697                                      4,880

 /(6) Schwab Dividend Equity Fund,
      Select Shares 125,094                                                1,601

 /(4) Schwab Small-Cap Equity Fund,
      Select Shares 116,367                                                1,836
                                                                     -----------
                                                                          14,214
      FIXED-INCOME FUNDS 19.5%
      --------------------------------------------------------------------------
 /(2) Schwab Total Bond Market
      Fund 357,702                                                         3,527

 /(9) Schwab YieldPlus Fund,
      Select Shares 18,590                                                   180
                                                                     -----------
                                                                           3,707
      MONEY FUNDS 0.9%
      --------------------------------------------------------------------------
/(10) Schwab Value Advantage Money
      Fund, Institutional Shares  179,344                                    179

      SECURITY                                       FACE AMOUNT
        RATE, MATURITY DATE                          ($ x 1,000)
      SHORT-TERM INVESTMENTS
      3.7% of net assets

      HSBC Bank, USA Grand Cayman
      Time Deposit
        3.48%, 11/01/05                                      175             175
      Wachovia Bank, Grand Cayman
      Time Deposit
        3.48%, 11/01/05                                      520             520
                                                                     -----------
                                                                             695

END OF INVESTMENTS.


                                                         See financial notes. 29

SCHWAB TARGET 2030 FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2005. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments in affiliated underlying funds, at value                     $18,100 a
Investments, at value                                                        695 a
Receivables:
    Fund shares sold                                                         262
Prepaid expenses                                                      +       17
                                                                      ----------
TOTAL ASSETS                                                              19,074

LIABILITIES
--------------------------------------------------------------------------------
Payables:
    Due to investment adviser                                                  4
Accrued expenses                                                      +       20
                                                                      ----------
TOTAL LIABILITIES                                                             24

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                              19,074
TOTAL LIABILITIES                                                     -       24
                                                                      ----------
NET ASSETS                                                               $19,050

NET ASSETS BY SOURCE
Capital received from investors                                           18,747
Net investment income not yet distributed                                     51
Net unrealized capital gains                                                 252

NET ASSET VALUE (NAV)
                     SHARES
NET ASSETS     /     OUTSTANDING     =     NAV
$19,050              1,847                 $10.31

  Unless stated, all numbers x 1,000.

a The fund paid $18,543 for these securities.

  Not counting short-term obligations and government securities and securities related to in-kind trans- actions, the fund's investment transactions during the period were:

   Purchases                            $17,657
   Sales/maturities                         $--

  Percent of fund shares of other Schwab Funds owned at the end of the report period:

  SCHWAB ACTIVE EQUITY FUNDS

  Core Equity Fund                         0.9%
  Dividend Equity Fund                     0.2%
  Small-Cap Equity Fund                    0.7%

  LAUDUS MARKETMASTERS FUNDS

  International
    MarketMasters Fund                     0.2%

  LAUDUS ROSENBERG FUNDS

  U.S. Large Capitalization
    Growth Fund                            6.7%
  U.S. Discovery Fund                      0.1%
  International Small
    Capitalization Fund                    0.1%

  SCHWAB BOND FUNDS

  Total Bond Market Fund                   0.3%
  YieldPlus Fund                 Less than 0.1%

  SCHWAB MONEY FUNDS

  Value Advantage Money
    Fund                         Less than 0.1%

  FEDERAL TAX DATA
  ---------------------------------------------
  PORTFOLIO COST                       $18,543

  NET UNREALIZED GAINS AND LOSSES:
  Gains                                   $366
  Losses                              +   (114)
                                      ---------
                                          $252
  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                          $51
  Long-term capital gains                  $--


30 See financial notes.

SCHWAB TARGET 2030 FUND

Statement of
OPERATIONS
For July 1, 2005 (commencement of operations) through October 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends received from affiliated underlying funds                          $49
Interest                                                                 +     3
                                                                         -------
TOTAL INVESTMENT INCOME                                                       52

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains from affiliated underlying funds                        252

EXPENSES
--------------------------------------------------------------------------------
Trustees' fees                                                                 1 a
Custodian fees                                                                 1
Portfolio accounting fees                                                      1
Professional fees                                                             15
Registration fees                                                              6
Shareholder reports                                                      +     4
                                                                         -------
Total expenses                                                                28
Expense reduction                                                        -    27 b
                                                                         -------
NET EXPENSES                                                                   1

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                       52
NET EXPENSES                                                             -     1
                                                                         -------
NET INVESTMENT INCOME                                                         51
NET UNREALIZED GAINS                                                     +   252
                                                                         -------
INCREASE IN NET ASSETS FROM OPERATIONS                                      $303

  Unless stated, all numbers x 1,000.

a For the fund's independent trustees only.

b These reductions reflect a guarantee by Charles Schwab Investment Management, Inc. (CSIM) and Charles Schwab & Co., Inc. (Schwab) to limit the net operating expenses of this fund through February 28, 2007, to 0.03% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.


                                                         See financial notes. 31

SCHWAB TARGET 2030 FUND

Statements of
CHANGES IN NET ASSETS
For the current report period only. Because the fund commenced operations on July 1, 2005, it has no prior period. All numbers x 1,000

OPERATIONS
--------------------------------------------------------------------------------
                                                                 7/1/05-10/31/05
Net investment income                                                        $51
Net unrealized gains                                          +              252
                                                              ------------------
INCREASE IN NET ASSETS FROM OPERATIONS                                      $303

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                                              7/1/05-10/31/05
                                                           SHARES         VALUE
Shares sold                                                 1,866       $18,936
Shares redeemed                                         +     (19)         (189) a
NET TRANSACTIONS IN FUND SHARES                         ------------------------
                                                            1,847       $18,747

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                                               7/1/05-10/31/05
                                                           SHARES     NET ASSETS
Beginning of period                                            --            $--
Total increase                                          +   1,847         19,050 b
                                                        ------------------------
END OF PERIOD                                               1,847        $19,050 c

  Unless stated, all numbers x 1,000.

a The fund charges 2.00% of early withdrawal fees on shares redeemed 30 days or less after the purchase:

  CURRENT PERIOD                $1

  Dollar amounts are net of the redemption fee proceeds.

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

c Includes distributable net investment income in the amount of $51 at the end of the current period.


32 See financial notes.

SCHWAB TARGET 2040 FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                   7/1/05 1-
                                                  10/31/05
--------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------
Net asset value at beginning of period             10.00
                                                  ------------------------------
Income from investment operations:
    Net investment income                           0.02
    Net realized and unrealized gains               0.34
                                                  ------------------------------
    Total income from investment operations         0.36
                                                  ------------------------------
Net asset value at end of period                   10.36
                                                  ------------------------------
Total return (%)                                    3.60 2

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------
Ratios to average net assets:
    Net operating expenses 3                        0.01 4
    Gross operating expenses 3                      1.10 4
    Net investment income                           0.80 4
Portfolio turnover rate                               --
Net assets, end of period ($ x 1,000,000)              9

1 Commencement of operations.

2 Not annualized.

3 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

4 Annualized.


                                                         See financial notes. 33

SCHWAB TARGET 2040 FUND

PORTFOLIO HOLDINGS as of October 31, 2005

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 /  Issuer is affiliated with the fund's adviser

                                                              COST       VALUE
HOLDINGS BY CATEGORY                                       ($x1,000)   ($x1,000)
--------------------------------------------------------------------------------
 96.1%  OTHER INVESTMENT
        COMPANIES                                              8,535       8,659

  3.5%  SHORT-TERM
        INVESTMENTS                                              314         314
--------------------------------------------------------------------------------
 99.6%  TOTAL INVESTMENTS                                      8,849       8,973

  0.4%  OTHER ASSETS AND
        LIABILITIES, NET                                                      40
--------------------------------------------------------------------------------
100.0%   TOTAL NET ASSETS                                                  9,013

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      OTHER INVESTMENT COMPANIES
      96.1% of net assets

      EQUITY FUNDS 82.0%
      --------------------------------------------------------------------------
 /(2) Laudus International MarketMasters
      Fund, Select Shares   68,885                                         1,158

 /(5) Laudus Rosenberg International
      Small Capitalization Fund,
      Institutional Shares   44,743                                          805

 /(8) Laudus Rosenberg U.S. Discovery
      Fund, Institutional Shares   30,297                                    510

 /(6) Laudus Rosenberg U.S. Large
      Capitalization Growth Fund,
      Institutional Shares   90,587                                          774

 /(1) Schwab Core Equity Fund   152,873                                    2,417

 /(7) Schwab Dividend Equity Fund,
      Select Shares   59,857                                                 766

 /(4) Schwab Small-Cap Equity
      Fund, Select Shares   60,984                                           962
                                                                     -----------
                                                                           7,392
      FIXED-INCOME FUNDS 13.1%
      --------------------------------------------------------------------------
 /(3) Schwab Total Bond Market
      Fund   111,468                                                       1,099

/(10) Schwab YieldPlus Fund,
      Select Shares   8,644                                                   84
                                                                     -----------
                                                                           1,183
      MONEY FUNDS 1.0%
      --------------------------------------------------------------------------
 /(9) Schwab Value Advantage Money
      Fund, Institutional Shares   83,391                                     84

      SECURITY                                         FACE AMOUNT
        RATE, MATURITY DATE                            ($ x 1,000)
      SHORT-TERM INVESTMENTS
      3.5% of net assets

      Brown Brothers Harriman,
      Grand Cayman Time Deposit
      3.48%, 11/01/05                                           79            79
      Wachovia Bank, Grand
      Cayman Time Deposit
      3.48%, 11/01/05                                          235           235
                                                                     -----------
                                                                             314

END OF INVESTMENTS.


34 See financial notes.

SCHWAB TARGET 2040 FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2005. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments in affiliated underlying funds, at value                      $8,659 a
Investments, at value                                                        314 a
Receivables:
   Fund shares sold                                                           60
Prepaid expenses                                                       +       7
                                                                       ---------
TOTAL ASSETS                                                               9,040

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                        2
   Due to investment adviser                                                   6
Accrued expenses                                                       +      19
                                                                       ---------
TOTAL LIABILITIES                                                             27

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                               9,040
TOTAL LIABILITIES                                                      -      27
                                                                       ---------
NET ASSETS                                                                $9,013

NET ASSETS BY SOURCE
Capital received from investors                                            8,872
Net investment income not yet distributed                                     17
Net unrealized capital gains                                                 124

NET ASSET VALUE (NAV)

                   SHARES
NET ASSETS    /    OUTSTANDING    =    NAV
$9,013             870                 $10.36

  Unless stated, all numbers x 1,000.

a The fund paid $8,849 for these securities.

  Not counting short-term obligations and government securities and securities related to in-kind transactions, the fund's investment transactions during the period were:

   Purchases                         $8,447
   Sales/maturities                     $--

  Percent of fund shares of other Schwab Funds owned at the end of the report period:

  SCHWAB ACTIVE EQUITY FUNDS

  Core Equity Fund                      0.4%
  Dividend Equity Fund                  0.1%
  Small-Cap Equity Fund                 0.4%

  LAUDUS MARKETMASTERS FUNDS

  International
   MarketMasters Fund                   0.1%

  LAUDUS ROSENBERG FUNDS

  U.S. Large Capitalization
   Growth Fund                           3.2%
  U.S. Discovery Fund                   0.1%
  International Small
   Capitalization Fund                  0.1%

  SCHWAB BOND FUNDS

  Total Bond Market Fund                0.1%
  YieldPlus Fund              Less than 0.1%

  SCHWAB MONEY FUNDS

  Value Advantage Money
   Fund                       Less than 0.1%

  FEDERAL TAX DATA
  ------------------------------------------
  PORTFOLIO COST                     $8,849

  NET UNREALIZED GAINS AND LOSSES:
  Gains                                $176
  Losses                          +     (52)
                                  ---------
                                       $124
  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                       $17
  Long-term capital gains               $--


                                                         See financial notes. 35

SCHWAB TARGET 2040 FUND

Statement of
OPERATIONS
For July 1, 2005 (commencement of operations) through October 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends received from affiliated underlying funds                          $15
Interest                                                                 +     2
                                                                         -------
TOTAL INVESTMENT INCOME                                                       17

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains from affiliated underlying funds                        124

EXPENSES
--------------------------------------------------------------------------------
Trustees' fees                                                                 1 a
Custodian fees                                                                 1
Professional fees                                                             16
Registration fees                                                              3
Shareholder reports                                                      +     2
                                                                         -------
Total expenses                                                                23
Expense reduction                                                        -    23 b
                                                                         -------
NET EXPENSES                                                                  --*

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                       17
NET EXPENSES                                                             -    --*
                                                                         -------
NET INVESTMENT INCOME                                                         17
NET UNREALIZED GAINS                                                     +   124
                                                                         -------
INCREASE IN NET ASSETS FROM OPERATIONS                                      $141

* Amount is less than $1.

  Unless stated, all numbers x 1,000.

a For the fund's independent trustees only.

b These reductions reflect a guarantee by Charles Schwab Investment Management, Inc. (CSIM) and Charles Schwab & Co., Inc. (Schwab) to limit the net operating expenses of this fund through February 28, 2007, to 0.01% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.


36 See financial notes.

SCHWAB TARGET 2040 FUND

Statements of
CHANGES IN NET ASSETS
For the current report period only. Because the fund commenced operations on July 1, 2005, it has no prior report period. All numbers x 1,000

OPERATIONS
--------------------------------------------------------------------------------
                                                                 7/1/05-10/31/05
Net investment income                                                        $17
Net unrealized gains                                             +           124
                                                                 ---------------
INCREASE IN NET ASSETS FROM OPERATIONS                                      $141

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                                             7/1/05-10/31/05
                                                           SHARES         VALUE
Shares sold                                                   894        $9,127
Shares redeemed                                         +     (24)         (255) a
                                                        ------------------------
NET TRANSACTIONS IN FUND SHARES                               870        $8,872

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                                             7/1/05-10/31/05
                                                           SHARES     NET ASSETS
Beginning of period                                            --            $--
Total increase                                          +     870          9,013 b
                                                        ------------------------
END OF PERIOD                                                 870         $9,013 c

  Unless stated, all numbers x 1,000.

a The fund charges 2.00% of early withdrawal fees on shares redeemed 30 days or less after the purchase:

  CURRENT PERIOD            $--

  Dollar amounts are net of the redemption fee proceeds.

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

c Includes distributable net investment income in the amount of $17 at the end of the current period.


                                                         See financial notes. 37

SCHWAB RETIREMENT INCOME FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                          7/1/05 1-
                                                         10/31/05
--------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------
Net asset value at beginning of period                      10.00
                                                         -----------------------
Income or loss from investment operations:
   Net investment income                                     0.11
   Net realized and unrealized losses                       (0.09)
                                                         -----------------------
   Total income or loss from investment operations           0.02
Less distributions:
   Dividends from net investment income                     (0.12)
                                                         -----------------------
Net asset value at end of period                             9.90
                                                         -----------------------
Total return (%)                                             0.16 2

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses 3                                  0.10 4
   Gross operating expenses 3                                0.64 4
   Net investment income                                     3.40 4
Portfolio turnover rate                                        --
Net assets, end of period ($ x 1,000,000)                      14

1 Commencement of operations.

2 Not annualized.

3 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

4 Annualized.


38 See financial notes.

SCHWAB RETIREMENT INCOME FUND

PORTFOLIO HOLDINGS as of October 31, 2005

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top holdings, the number in the circle is the security's rank among the top holdings.

(1) Top holding

 /  Issuer is affiliated with the fund's adviser

                                                            COST         VALUE
HOLDINGS BY CATEGORY                                     ($x1,000)     ($x1,000)
--------------------------------------------------------------------------------
 96.1%  OTHER INVESTMENT
        COMPANIES                                           13,531        13,414

  2.1%  SHORT-TERM
        INVESTMENT                                             287           287
--------------------------------------------------------------------------------
 98.2%  TOTAL INVESTMENTS                                   13,818        13,701

  1.8%  OTHER ASSETS AND
        LIABILITIES, NET                                                     256
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                  13,957

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      OTHER INVESTMENT COMPANIES
      96.1% of net assets

      EQUITY FUNDS 19.4%
      --------------------------------------------------------------------------
 /(5) Laudus International MarketMasters
      Fund, Select Shares   25,405                                           427

 /(3) Schwab Dividend Equity Fund,
      Select Shares   178,570                                              2,286
                                                                     -----------
                                                                           2,713
      FIXED-INCOME FUNDS 71.8%
      --------------------------------------------------------------------------
 /(1) Schwab Total Bond Market
      Fund   673,773                                                       6,643

 /(2) Schwab YieldPlus Fund,
      Select Shares   350,074                                              3,382
                                                                     -----------
                                                                          10,025
      MONEY FUNDS 4.9%
      --------------------------------------------------------------------------
 /(4) Schwab Value Advantage Money
      Fund, Institutional Shares   675,449                                   676

      SECURITY                                          FACE AMOUNT
         RATE, MATURITY DATE                            ($ x 1,000)
      SHORT-TERM INVESTMENT
      2.1% of net assets

      Wachovia Bank, Grand Cayman
      Time Deposit
         3.48%, 11/01/05                                        287          287

END OF INVESTMENTS.


                                                         See financial notes. 39

SCHWAB RETIREMENT INCOME FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2005. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments in affiliated underlying funds, at value                   $13,414 a
Investments, at value                                                      287 a
Receivables:
  Fund shares sold                                                         282
  Dividends                                                                  1
Prepaid expenses                                                    +       12
                                                                    -----------
TOTAL ASSETS                                                            13,996

LIABILITIES
-------------------------------------------------------------------------------
Payables:
  Dividends to shareholders                                                 14
  Due to investment adviser                                                  7
Accrued expenses                                                    +       18
                                                                    -----------
TOTAL LIABILITIES                                                           39

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                            13,996
TOTAL LIABILITIES                                                   -       39
                                                                    -----------
NET ASSETS                                                             $13,957

NET ASSETS BY SOURCE
Capital received from investors                                         14,074
Net unrealized capital losses                                             (117)

NET ASSET VALUE (NAV)

                 SHARES
NET ASSETS   /   OUTSTANDING   =   NAV
$13,957          1,410             $9.90

  Unless stated, all numbers x 1,000.

a The fund paid $13,818 for these securities.

  Not counting short-term obligations and government securities, the fund's investment transactions during the period were:

    Purchases                          $12,823
    Sales/maturities                       $--

  Percent of fund shares of other Schwab Funds owned at the end of the report period:

  SCHWAB ACTIVE EQUITY FUNDS

  Dividend Equity Fund                    0.2%

  LAUDUS MARKETMASTERS FUNDS

  International
    MarketMasters Fund          Less than 0.1%

  SCHWAB BOND FUNDS

  Total Bond Market Fund                  0.6%
  YieldPlus Fund                          0.1%

  SCHWAB MONEY FUNDS

  Value Advantage Money
    Fund                        Less than 0.1%

  FEDERAL TAX DATA
  ---------------------------------------------
  PORTFOLIO COST                       $13,818

  NET UNREALIZED GAINS AND LOSSES:
  Gains                                    $34
  Losses                              +   (151)
                                      ---------
                                         ($117)
  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                          $--
  Long-term capital gains                  $--

  RECLASSIFICATIONS:
  Net investment income
    not yet distributed                    $14

  Reclassified as:
  Capital received from
    investors                             ($14)


40 See financial notes.

SCHWAB RETIREMENT INCOME FUND

Statement of
OPERATIONS
For July 1, 2005 (commencement of operations) through October 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------
Dividends received from affiliated underlying funds                      $126
Interest                                                              +     2
                                                                      --------
TOTAL INVESTMENT INCOME                                                   128

NET UNREALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net unrealized losses from affiliated underlying funds                   (117)

EXPENSES
------------------------------------------------------------------------------
Trustees' fees                                                              1 a
Custodian fees                                                              1
Portfolio accounting fees                                                   1
Professional fees                                                          15
Registration fees                                                           3
Shareholder reports                                                   +     2
                                                                      --------
Total expenses                                                             23
Expense reduction                                                     -    19 b
                                                                      --------
NET EXPENSES                                                                4

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   128
NET EXPENSES                                                          -     4
                                                                      --------
NET INVESTMENT INCOME                                                     124
NET UNREALIZED LOSSES                                                 +  (117)
                                                                      --------
INCREASE IN NET ASSETS FROM OPERATIONS                                     $7

  Unless stated, all numbers x 1,000.

a For the fund's independent trustees only.

b These reductions reflect a guarantee by Charles Schwab Investment Management, Inc. (CSIM) and Charles Schwab & Co., Inc. (Schwab) to limit the net operating expenses of this fund through February 28, 2007, to 0.10% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.


                                                         See financial notes. 41

SCHWAB RETIREMENT INCOME FUND

Statements of
CHANGES IN NET ASSETS
For the current report period only. Because the fund commenced operations on July 1, 2005, it has no prior report period. All numbers x 1,000

OPERATIONS
------------------------------------------------------------------------------
                                                             7/1/05-10/31/05
Net investment income                                                    $124
Net unrealized losses                                      +             (117)
                                                           -------------------
INCREASE IN NET ASSETS FROM OPERATIONS                                     $7

DISTRIBUTIONS PAID
------------------------------------------------------------------------------
Dividends from net investment income                                     $138 a,b

TRANSACTIONS IN FUND SHARES
------------------------------------------------------------------------------
                                                             7/1/05-10/31/05
                                                           SHARES      VALUE
Shares sold                                                 1,508     $15,066
Shares reinvested                                              10          99
Shares redeemed                                         +    (108)     (1,077) c
                                                        ----------------------
NET TRANSACTIONS IN FUND SHARES                             1,410     $14,088

SHARES OUTSTANDING AND NET ASSETS
------------------------------------------------------------------------------
                                                             7/1/05-10/31/05
                                                          SHARES   NET ASSETS
Beginning of period                                            --         $--
Total increase                                          +   1,410      13,957 d
                                                        ----------------------
END OF PERIOD                                               1,410     $13,957 e

  Unless stated, all numbers x 1,000.

a UNAUDITED

  For corporations, 0% of the fund's dividends for the report period qualify for the dividends-received deduction.

  The fund designates $8 of the dividend distribution for the fiscal year ended 10/31/05 as qualified dividends for the purpose of the maximum rate under
  Section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2006 via IRS Form 1099 of the amounts for use in preparing their 2005 income tax return.

b The tax-basis components of distributions paid are:

  CURRENT PERIOD
  Ordinary income                  $138

c The fund charges 2.00% of early withdrawal fees on shares redeemed 30 days or less after the purchase.

d Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

e There was no distributable net investment income at the end of the current period.


42 See financial notes.

SCHWAB TARGET FUNDS

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB CAPITAL TRUST, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE FUNDS OFFER ONE SHARE CLASS. Shares are bought and sold at net asset value
(NAV), which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other fund operations and policies that may affect a fund's financials, as described below. Other policies concerning the funds' business operations also are described here. For more information about the underlying funds operations and policies, please refer to those funds' semiannual and annual reports.

THE FUNDS PAY DIVIDENDS from net investment income and make distributions from net capital gains once a year, except for the Retirement Income Fund, which makes income distributions monthly.

THE UNDERLYING FUNDS PAY FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through their trust, the funds and underlying funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services. The funds are not charged such fees directly. These fees are included in the net asset value of the underlying funds. CSIM and Schwab have made agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. The percentages of fund shares of other related funds owned are shown in each fund's Statement of Assets and Liabilities.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Capital Trust. The funds discussed in this report are highlighted.

SCHWAB CAPITAL TRUST organized May 7, 1993
   Schwab S&P 500 Index Fund
   Schwab Institutional Select S&P 500 Fund
   Schwab Small-Cap Index Fund
   Schwab Total Stock Market Index Fund
   Schwab International Index Fund
   Schwab MarketTrack All Equity Portfolio
   Schwab MarketTrack Growth Portfolio
   Schwab MarketTrack Balanced Portfolio
   Schwab MarketTrack Conservative Portfolio
   Laudus U.S. MarketMasters Fund
   Laudus Balanced MarketMasters Fund
   Laudus Small-Cap MarketMasters Fund
   Laudus International MarketMasters Fund
   Schwab Premier Equity Fund
   Schwab Core Equity Fund
   Schwab Dividend Equity Fund
   Schwab Large-Cap Growth Fund
   Schwab Small-Cap Equity Fund
   Schwab Hedged Equity Fund
   Schwab Financial Services Fund
   Schwab Health Care Fund
   Schwab Technology Fund
   Schwab Target 2010 Fund
   SCHWAB TARGET 2020 FUND
   SCHWAB TARGET 2030 FUND
   SCHWAB TARGET 2040 FUND
   SCHWAB RETIREMENT INCOME FUND

SCHWAB TARGET FUNDS

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds(R). All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds(R).

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

                              AMOUNT                                 WEIGHTED
                           OUTSTANDING            AVERAGE             AVERAGE
                           AT 10/31/05           BORROWING*          INTEREST
FUND                       ($ x 1,000)          ($ x 1,000)           RATE*(%)
--------------------------------------------------------------------------------
SCHWAB TARGET
2010 FUND                       --                  133                3.68
--------------------------------------------------------------------------------
SCHWAB TARGET
2020 FUND                       --                  111                3.68
--------------------------------------------------------------------------------
SCHWAB TARGET
2030 FUND                       --                  67                 3.66
--------------------------------------------------------------------------------
SCHWAB TARGET
2040 FUND                       --                  47                 3.92
--------------------------------------------------------------------------------
SCHWAB RETIREMENT
INCOME FUND                     --                  16                 3.90
--------------------------------------------------------------------------------

* Based on the number of days for which the borrowing is outstanding.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The net investment income and net realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of losses on wash sales.

UNDER THE FUNDS' ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUNDS. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the funds and underlying funds use in preparing their financial statements.

THE FUNDS VALUE THEIR INVESTMENTS IN UNDERLYING FUNDS EVERY BUSINESS DAY:

- UNDERLYING FUNDS: Valued at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940 for a given day.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SCHWAB TARGET FUNDS

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES AND UNDERLYING FUNDS are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNT is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Target 2010 Fund, Schwab Target 2020 Fund, Schwab Target 2030 Fund, Schwab Target 2040 Fund, and Schwab Retirement Income Fund (five of the portfolios constituting Schwab Capital Trust, hereafter referred to as the "Funds") at October 31, 2005, the results of each of their operations, the changes in each of their net assets and the financial highlights for the period July 1, 2005 (commencement of operations) through October 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, California
December 16, 2005

INVESTMENT ADVISORY AGREEMENT APPROVAL

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Capital Trust (the "Trust") and CSIM (the "Agreement") with respect to existing funds in the Trust operating as of December 31 of the previous year and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive memoranda from counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from their counsel, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

During the report period, at the May 24, 2005 meeting of the Board, the trustees, including a majority of the Independent Trustees, approved renewal of the Agreement for an additional one year period. As new funds, the Schwab Target 2010 Fund, Schwab Target 2020 Fund, Schwab Target 2030 Fund, Schwab Target 2040 Fund and Schwab Retirement Income Fund (the "Target Funds") were not included in the Board's consideration of the renewal of the Agreement at the May 24, 2005 meeting. Rather, at the May 4, 2005 meeting of the Board, the trustees, including a majority of the Independent Trustees, approved the creation of the Target Funds and approved the amendment of the Agreement to appoint CSIM as investment adviser to the Target Funds. This approval was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

1. the nature, extent and quality of the services to be provided to the Target Funds under the Agreement, including the resources of CSIM and its affiliates to be dedicated to the Target Funds;

2. CSIM's investment performance with respect to other funds using related investment techniques and how it compared to that of other comparable mutual funds;

3. the Target Funds' anticipated expenses and how those expenses compared to those of other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. ("Schwab"), with respect to other funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale might be realized as the Target Funds grow and whether fee levels relating to the Target Funds in the Agreement reflect those economies of scale for the benefit of each Target Fund's investors.

   NATURE, EXTENT AND QUALITY OF SERVICES. At prior meetings, the Board has extensively considered the nature, extent and quality of the services provided by CSIM to the Schwab Funds and the resources of CSIM and its affiliates dedicated to such funds. In this regard, the trustees have evaluated, among other things, CSIM's personnel, experience, track record and compliance program. The trustees have also considered the fact that Schwab's extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds. The trustees have also considered Schwab's excellent reputation as a full service firm and its overall financial condition. At the May 4, 2005 meeting, the Board considered how these factors could apply to the Target Funds under the terms of the Agreement. Following such evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services to be provided by CSIM to the Target Funds and the resources of CSIM and its affiliates to be dedicated to the Target Funds supported approval of the Agreement with respect to the Target Funds.

   FUND PERFORMANCE. At prior meetings, the Board has considered performance of the existing Schwab Funds using related investment techniques in determining whether to renew the Agreements with respect to such funds. Specifically, the trustees have considered each existing fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of that review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the analysis. In evaluating the performance of each existing Schwab Funds, the trustees have considered both risk and shareholder risk expectations for such fund. At the May 4, 2005 meeting, the Board also considered how these factors could apply to the Target Funds under the terms of the Agreement. Following such evaluation, the Board concluded that, within the context of its full deliberations, the performance of the existing Schwab Funds using related investment techniques and performance of CSIM supported approval of the Agreement with respect to the Target Funds.

   FUND EXPENSES. At the May 4, 2005 meeting, with respect to the Target Funds' expenses, the trustees considered the rate of compensation with respect to the Target Funds called for by the Agreement, and the Target Funds' net operating expense ratio in comparison to those of other comparable mutual funds. The trustees also considered information about average expense ratios of comparable mutual funds in the Target Funds' expected peer groups. Finally, the trustees considered the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap for at least one year and that CSIM, through the waiver, will maintain the Target Funds' net operating expenses at competitive levels for its distribution channels. Following such evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Target Funds are reasonable and supported approval of the Agreement with respect to the Target Funds.

   PROFITABILITY. With regard to profitability, at prior meetings the trustees have considered the compensation flowing to CSIM and its affiliates, directly or indirectly. The trustees have also considered any other benefits derived by CSIM from its relationship with the existing Schwab Funds, such as investment information or other research resources. In determining profitability of CSIM and its affiliates, the trustees have reviewed management's profitability analyses with the assistance of independent accountants. The trustees have considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each existing fund by CSIM and its affiliates. The Board also considered how these factors could apply to the Target Funds. However, because the Target Funds had no operating history at the time of the Board's deliberations, the Board did not reach a specific conclusion with respect to the profitability of CSIM and its affiliates under the Agreement with respect to the Target Funds.

   ECONOMIES OF SCALE. The trustees considered the possible existence of any economies of scale and whether those will be passed along to the Target Funds' shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of the Target Funds' expenses, the trustees considered that CSIM and Schwab historically have committed, and in the future may commit, resources to minimize the effects on shareholders of diseconomies of scale during periods when the Target Funds' assets are relatively small through their expense waiver agreement. The trustees noted that such diseconomies of scale may particularly affect newer funds, such as the Target Funds, or funds with investment strategies that are currently out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM's agreement to contractual investment advisory fee schedules which include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Target Funds should obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved amending the Agreement to reflect the addition of the Target Funds and concluded that the compensation with respect to the Target Funds under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEES AND OFFICERS

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the 56 Schwab Funds belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDEPENDENT TRUSTEES

NAME AND
YEAR OF BIRTH          TRUSTEE SINCE                MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
----------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER     2000 (all trusts).           Chairman, JDN Corp. Advisory LLC (real estate); Trustee, Stanford
1960                                                University, America First Cos., Omaha, NE (venture capital/fund management), Redwood Trust, Inc. (mortgage finance), Stanford
                                                    Hospitals and Clinics, SRI International (research), PMI Group,
                                                    Inc. (mortgage insurance), Lucile Packard Children's Hospital; Director,
                                                    Pacific Life Insurance Company (insurance); Trustee, Laudus Trust and Laudus Variable Insurance Trust. 2 Until 2001: Stanford
                                                    University, Special Advisor to the President. From 1996-2001: Stanford
                                                    University, Vice President of Business Affairs, Chief Financial
                                                    Officer.
----------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD      Family of Funds, 1989;       Chief Executive Officer, Dorward & Associates (corporate management,
1931                   Investments, 1991;           marketing and communications consulting). Until 1999: Executive
                       Capital Trust, 1993;         Vice President, Managing Director, Grey Advertising San Francisco.
                       Annuity Portfolios, 1994.    Until 1996: President, Chief Executive Officer, Allen & Dorward
                                                    Advertising.

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 This includes 10 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust.

INDEPENDENT TRUSTEES continued

NAME AND
YEAR OF BIRTH           TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
---------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER       2000 (all trusts).          Until February 2004, Co-Chief Executive Officer, Aphton Corporation
1941                                                (bio-pharmaceuticals). Prior to August 1998, Dean of the Haas
                                                    School of Business, University of California, Berkeley (higher education).

                                                    Director, Aphton Corporation (bio-pharmaceuticals), Mission West
                                                    Properties (commercial real estate), Stratex Networks (network equipment), TOUSA (home building), Genitope Corp. (bio-pharmaceuticals),
                                                    Pacific Stock & Option Exchange; Non-Executive Chairman, Solectron
                                                    Corporation (manufacturing); Trustee, Laudus Trust and Laudus
                                                    Variable Insurance Trust. 3
---------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES        Family of Funds, 1989;      Chairman, Chief Executive Officer, Director, Semloh Financial, Inc.
1931                    Investments, 1991;          (international financial services and investment advisory firm).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
---------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH         2000 (all trusts).          Since 1990, Chairman and Chief Executive Officer and founder of
1950                                                Smith Graham & Co. (investment advisors).

                                                    Director, Cooper Industries (electrical products, tools and hardware),
                                                    Chairman, Texas Southern University Foundation; Executive Committee &
                                                    Board Member, MD Anderson Cancer Center; Chairman of the audit committee of Northern Border Partners, M.L.P. (energy).
---------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS      Family of Funds, 1989;      Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
1938                    Investments, 1991;          Chairman, Chief Executive Officer, North American Trust (real estate
                        Capital Trust, 1993;        investment trust).
                        Annuity Portfolios, 1994.
---------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY       Family of Funds, 1989;      Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate
1943                    Investments, 1991;          investment and management, and other investments).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.

3 This includes 10 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust.

INTERESTED TRUSTEES

NAME AND                 TRUST POSITION(S);
YEAR OF BIRTH            TRUSTEE SINCE              MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-----------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 4      Chairman, Trustee:         Chairman, Chief Executive Officer and Director, The Charles Schwab
1937                     Family of Funds, 1989;     Corporation, Charles Schwab & Co., Inc.; Chairman and Director,
                         Investments, 1991;         Charles Schwab Investment Management, Inc., Charles Schwab Bank,
                         Capital Trust, 1993;       National Association; Chairman and Chief Executive Officer, Schwab
                         Annuity Portfolios,        (SI) Holdings Inc. I, Schwab International Holdings, Inc.; Chief
                         1994.                      Executive Officer and Director, Schwab Holdings, Inc.; Director, U.S.
                                                    Trust Company, National Association, U.S. Trust Corporation, United
                                                    States Trust Company of New York. Until 5/03, Co-Chief Executive Officer,
                                                    The Charles Schwab Corporation.

                                                    Trustee, Charles and Helen Schwab Foundation; Chairman, All Kinds
                                                    of Minds Institute (education), Stanford University; Chairman and
                                                    Director, Charles Schwab Foundation; Chairman of the Finance Committee,
                                                    San Francisco Museum of Modern Art.
-----------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK 4        Trustee, 2005              Executive Vice President and President, Asset Management Products
1954                     (all trusts).              & Services Enterprise, Charles Schwab & Co., Inc.; Director, Charles
                                                    Schwab Asset Management (Ireland) Limited. From 9/02 to 7/04,
                                                    Mr. Merk was President and Chief Executive Officer, Charles Schwab
                                                    Investment Management, Inc. and Executive Vice President, Charles
                                                    Schwab & Co., Inc. Prior to 9/02, Mr. Merk was President and Chief
                                                    Investment Officer, American Century Investment Management, and
                                                    Director, American Century Companies, Inc. (6/01 to 8/02); Chief
                                                    Investment Officer, Fixed, American Century Companies, Inc. (1/97
                                                    to 6/01).

OFFICERS OF THE TRUST

NAME AND
YEAR OF BIRTH            TRUST OFFICE(S) HELD       MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-----------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER          President, Chief           Executive Vice President, President, Director, Charles Schwab
1955                     Executive Officer          Investment Management, Inc. Vice President, Laudus Trust and
                         (all trusts).              Laudus Variable Insurance Trust. Until 7/04: Senior Vice President
                                                    for Development and Distribution, Asset Management Products
                                                    & Services Enterprise. Until 6/03: Executive Vice President, Chief
                                                    Financial Officer, Chief Administrative Officer, U.S. Trust.
-----------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD          Senior Vice President,     Senior Vice President, Chief Investment Officer, Director, Charles
1955                     Chief Investment           Schwab Investment Management, Inc.; Chief Investment Officer, The
                         Officer (all trusts).      Charles Schwab Trust Co.

4 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of the Charles Schwab Corporation.

OFFICERS OF THE TRUST continued

NAME AND
YEAR OF BIRTH            TRUST OFFICE(S) HELD       MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
--------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS           Senior Vice President,     Senior Vice President and Chief Investment Officer, Fixed Income,
1959                     Chief Investment           Charles Schwab Investment Management, Inc. Until 6/04: Vice
                         Officer (all trusts).      President, Charles Schwab Investment Management, Inc.
--------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER         Senior Vice President,     Senior Vice President, Chief Investment Officer, Equities, Charles
1963                     Chief Investment           Schwab Investment Management, Inc.; Vice President, Chief
                         Officer (all trusts).      Investment Officer, Laudus Trust and Laudus Variable Insurance
                                                    Trust. Until 5/04: Vice President, Charles Schwab Investment
                                                    Management, Inc.
--------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE         Chief Compliance           Senior Vice President, Institutional Compliance and Chief Compliance
1960                     Officer (all trusts).      Officer, Charles Schwab Investment Management, Inc.; Chief
                                                    Compliance Officer, Laudus Trust and Laudus Variable Insurance
                                                    Trust. Until 9/03: Vice President, Charles Schwab & Co., Inc. and
                                                    Charles Schwab Investment Management, Inc. Until 2002: Vice
                                                    President, Internal Audit, Charles Schwab & Co., Inc.
--------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON           Secretary (all             Senior Vice President, Chief Counsel and Corporate Secretary,
1961                     trusts).                   Charles Schwab Investment Management, Inc.; Senior Vice President and
                                                    Deputy General Counsel, Charles Schwab & Co., Inc. Prior to 6/98,
                                                    Branch Chief in Enforcement at U.S. Securities and Exchange
                                                    Commission in San Francisco.
--------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA           Treasurer, Principal       Senior Vice President and Chief Financial Officer, Charles Schwab
1964                     Financial Officer          Investment Management, Inc.; Director, Charles Schwab Asset
                         (all trusts)               Management (Ireland) Limited. From 12/99 to 11/04, Senior Vice
                                                    President, Financial Reporting, Charles Schwab & Co., Inc.

GLOSSARY

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500(R)). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

The industry/sector classification of the funds' portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

NOTES

NOTES

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab Institutional Select(R) S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Premier Equity Fund(TM)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Large-Cap Growth Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104

DISTRIBUTOR
Charles Schwab & Co., Inc. (Schwab)

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2005 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

MFR33732

ITEM 2: CODE OF ETHICS.

(a) Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c) During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d) During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1) Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

        Registrant's Board of Trustees has determined that William Hasler, Mariann Byerwalter and Donald Stephens, currently serving on its audit committee, are "audit committee financial experts," as such term is defined in Item 3 of Form N-CSR. Each of these members of Registrant's audit committee is "independent" under the standards set forth in Item 3 of Form N-CSR.

        The designation of each of Messrs. Hasler and Stephens and Ms. Byerwalter as an "audit committee financial expert" pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant's audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant's audit committee or Board of Trustees.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

           Audit Fees

           2005: $691,778      2004: $603,872

(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant's financial statements and are not reported under paragraph (a) above.

           Audit-Related Fees

           For services rendered to Registrant:

           2005: $140,659                 2004: $45,038

           Nature of these services: tax provision review and procedures performed related to Registrant's service provider conversion.

           In each of the last two fiscal years there were no "Audit-Related Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

           Tax Fees

           For services rendered to Registrant:

           2005: $102,551                 2004: $66,633

           Nature of these services:  preparation and review of tax returns.

           In each of the last two fiscal years there were no "Tax Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

           All Other Fees

           For services rendered to Registrant:

           2005: $12,054                  2004: $10,792

           Nature of these services: review of the methodology of allocation of
                                     Charles Schwab & Co., Inc. ("Schwab")
                                     expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

           In each of the last two fiscal years there were no "All Other Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e)(1) Registrant's audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) The percentage of services described in paragraph (c) of this Item that were approved by the audit committee in 2005 pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X was 10.6% and the dollar amount was $10,901. This $10,901 equals 1.2% of the total fees paid by Registrant to its principal accountant in 2005. None of the services described in paragraphs (b) and (d) of this Item were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant's principal accountant for services rendered to Registrant, to Registrant's investment adviser, and to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant.

      2005: $307,941          2004: $285,955

Although not required to be included in the amounts disclosed under this paragraph (g) or any other paragraph of this Item 4, below are the aggregate fees billed in each of the last two fiscal years by Registrant's principal accountant for tax compliance services rendered to U.S. Trust, an entity under common control with Registrant's investment adviser that DOES NOT provide services to Registrant.

      2005: $4,058,364        2004: $4,402,056

      (h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS.

Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for the Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund are filed under this Item.

SCHWAB CAPITAL TRUST

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS as of October 31, 2005

The following is the schedule of portfolio holdings at 10/31/05. The schedule should be read in conjunction with the fund's annual report for the period ended 10/31/05.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

 @  All or a portion of this security is on loan

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 99.9%  COMMON STOCK                                   6,588,735      7,815,203

  0.0%  U.S. TREASURY
        OBLIGATIONS                                          692            692
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                              6,589,427      7,815,895

  1.2%  COLLATERAL INVESTED
        FOR SECURITIES ON LOAN                            93,658         93,658

(1.1)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (85,436)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                              7,824,117

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       COMMON STOCK  99.9% of net assets

       AUTOMOBILES & COMPONENTS 0.6%
       -------------------------------------------------------------------------
       Cooper Tire & Rubber Co.  22,155                                      303
       Dana Corp.  53,423                                                    401
       Ford Motor Co.  1,323,761                                          11,014
     @ General Motors Corp.  388,695                                      10,650
    @o Goodyear Tire & Rubber Co.  128,972                                 2,017
       Harley-Davidson, Inc.  188,641                                      9,343
       Johnson Controls, Inc.  138,948                                     9,456
       Visteon Corp.  92,917                                                 774
                                                                     -----------
                                                                          43,958
       BANKS 7.3%
       -------------------------------------------------------------------------
       AmSouth Bancorp.  253,255                                           6,390
   (7) Bank of America Corp.  2,898,120                                  126,764
       BB&T Corp.  394,401                                                16,699
       Comerica, Inc.  121,200                                             7,003
       Compass Bancshares, Inc.  89,989                                    4,388
       Countrywide Financial Corp.  413,810                               13,147
       Fannie Mae  690,936                                                32,833
       Fifth Third Bancorp  367,610                                       14,767
       First Horizon National Corp.  75,291                                2,912
       Freddie Mac  492,941                                               30,242
       Golden West Financial Corp.  177,048                               10,398
     @ Huntington Bancshares, Inc.  170,082                                3,956
       KeyCorp, Inc.  291,611                                              9,402
       M&T Bank Corp.  63,721                                              6,855
     @ Marshall & Ilsley Corp.  153,566                                    6,597
       MGIC Investment Corp.  68,850                                       4,079
       National City Corp.  425,041                                       13,699
       North Fork Bancorp., Inc.  317,954                                  8,057
       PNC Financial Services Group, Inc.  212,754                        12,916
       Regions Financial Corp.  318,263                                   10,359
       Sovereign Bancorp, Inc.  241,846                                    5,217
       SunTrust Banks, Inc.  261,883                                      18,981
       Synovus Financial Corp.  226,015                                    6,209
       U.S. Bancorp  1,310,900                                            38,776
       Wachovia Corp.  1,139,550                                          57,570
       Washington Mutual, Inc.  715,587                                   28,337
       Wells Fargo & Co.  1,210,516                                       72,873
       Zions Bancorp.  65,453                                              4,809
                                                                     -----------
                                                                         574,235
       CAPITAL GOODS 8.7%
       -------------------------------------------------------------------------
       3M Co.  552,603                                                    41,987
       American Power Conversion Corp.  132,223                            2,828
       American Standard Cos., Inc.  130,511                               4,965
       The Boeing Co.  593,330                                            38,353
       Caterpillar, Inc.  484,427                                         25,476
       Cooper Industries Ltd., Class A  67,339                             4,774
       Cummins, Inc.  31,599                                               2,698
     @ Danaher Corp.  182,127                                              9,489
       Deere & Co.  172,930                                               10,493
       Dover Corp.  149,143                                                5,814
       Eaton Corp.  108,059                                                6,357
       Emerson Electric Co.  298,347                                      20,750
       Fluor Corp.  54,065                                                 3,439
       General Dynamics Corp.  148,009                                    17,213
  =(1) General Electric Co.  7,564,419                                   256,509
       Goodrich Corp.  87,770                                              3,166
       Honeywell International, Inc.  612,499                             20,948
     @ Illinois Tool Works, Inc.  157,188                                 13,323
       Ingersoll-Rand Co., Class A  241,376                                9,122
       ITT Industries, Inc.  67,380                                        6,846
       L-3 Communications Holdings, Inc.  84,076                           6,543

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       Lockheed Martin Corp.  270,596                                     16,387
       Masco Corp.  311,163                                                8,868
     o Navistar International Corp.  47,654                                1,311
       Northrop Grumman Corp.  256,831                                    13,779
       Paccar, Inc.  124,341                                               8,706
       Pall Corp.  73,879                                                  1,933
       Parker Hannifin Corp.  87,123                                       5,461
       Raytheon Co.  326,779                                              12,075
       Rockwell Automation, Inc.  125,452                                  6,668
       Rockwell Collins, Inc.  130,499                                     5,979
       Textron, Inc.  96,619                                               6,960
       Tyco International Ltd.  1,441,577                                 38,043
       United Technologies Corp.  726,861                                 37,273
       W.W. Grainger, Inc.  61,411                                         4,113
                                                                     -----------
                                                                         678,649
       COMMERCIAL SERVICES & SUPPLIES 0.9%
       -------------------------------------------------------------------------
     o Allied Waste Industries, Inc.  106,996                                871
     o Apollo Group, Inc., Class A  105,677                                6,660
       Avery Dennison Corp.  70,854                                        4,014
       Cendant Corp.  752,183                                             13,103
       Cintas Corp.  84,456                                                3,426
       Equifax, Inc.  94,993                                               3,275
       H&R Block, Inc.  227,890                                            5,665
     o Monster Worldwide, Inc.  87,145                                     2,859
       Pitney Bowes, Inc.  165,031                                         6,945
       R.R. Donnelley & Sons Co.  155,734                                  5,454
       Robert Half International, Inc.  118,552                            4,372
       Waste Management, Inc.  406,753                                    12,003
                                                                     -----------
                                                                          68,647
       CONSUMER DURABLES & APPAREL 1.2%
       -------------------------------------------------------------------------
       Black & Decker Corp.  58,423                                        4,798
       Brunswick Corp.  69,935                                             2,667
       Centex Corp.  79,715                                                5,130
     o Coach, Inc.  271,902                                                8,750
       D.R. Horton, Inc.  169,806                                          5,211
     @ Eastman Kodak Co.  197,330                                          4,322
       Fortune Brands, Inc.  101,584                                       7,717
       Hasbro, Inc.  149,578                                               2,818
       Jones Apparel Group, Inc.  78,887                                   2,152
       KB Home  47,206                                                     3,085
       Leggett & Platt, Inc.  123,642                                      2,478
       Lennar Corp., Class A  82,000                                       4,558
       Liz Claiborne, Inc.  78,899                                         2,777
       Mattel, Inc.  283,132                                               4,176
       Maytag Corp.  37,384                                                  644
       Newell Rubbermaid, Inc.  202,003                                    4,644
       Nike, Inc., Class B  144,183                                       12,119
       Pulte Homes, Inc.  143,824                                          5,435
       Reebok International Ltd.  30,925                                   1,764
       Snap-On, Inc.  41,696                                               1,502
     @ The Stanley Works  55,209                                           2,646
       VF Corp.  72,345                                                    3,780
       Whirlpool Corp.  48,566                                             3,812
                                                                     -----------
                                                                          96,985
       DIVERSIFIED FINANCIALS 8.2%
       -------------------------------------------------------------------------
       American Express Co.  896,504                                      44,619
     o Ameriprise Financial, Inc.  179,300                                 6,673
       The Bank of New York Co., Inc.  556,728                            17,420
       The Bear Stearns Cos., Inc.  81,350                                 8,607
       Capital One Financial Corp.  208,575                               15,925
     / The Charles Schwab Corp.  745,315                                  11,329
       CIT Group, Inc.  150,496                                            6,882
   (4) Citigroup, Inc.  3,708,732                                        169,786
     o E*TRADE Financial Corp.  271,454                                    5,035
       Federated Investors, Inc., Class B  70,248                          2,459
       Franklin Resources, Inc.  113,362                                  10,018
       Goldman Sachs Group, Inc.  326,946                                 41,316
       Janus Capital Group, Inc.  153,887                                  2,701
       JPMorgan Chase & Co.  2,537,862                                    92,936
       Lehman Brothers Holdings, Inc.  198,010                            23,696
       MBNA Corp.  902,064                                                23,066
       Mellon Financial Corp.  303,631                                     9,622
       Merrill Lynch & Co., Inc.  673,026                                 43,572
       Moody's Corp.  193,040                                             10,281
       Morgan Stanley  784,609                                            42,691
       Northern Trust Corp.  145,988                                       7,825
       Principal Financial Group, Inc.  210,739                           10,459
       SLM Corp.  300,020                                                 16,660
       State Street Corp.  239,343                                        13,219
       T. Rowe Price Group, Inc.  88,458                                   5,796
                                                                     -----------
                                                                         642,593
       ENERGY 9.5%
       -------------------------------------------------------------------------
       Amerada Hess Corp.  61,412                                          7,683
       Anadarko Petroleum Corp.  169,544                                  15,379
       Apache Corp.  234,681                                              14,980
       Baker Hughes, Inc.  245,064                                        13,469
       BJ Services Co.  236,972                                            8,235
       Burlington Resources, Inc.  276,541                                19,972
       ChevronTexaco Corp.  1,622,963                                     92,622
       ConocoPhillips  1,005,577                                          65,745
       Devon Energy Corp.  335,895                                        20,281
       El Paso Corp.  469,411                                              5,567
       EOG Resources, Inc.  170,809                                       11,577
  =(2) Exxon Mobil Corp.  4,532,210                                      254,438
       Halliburton Co.  361,683                                           21,375
       Kerr-McGee Corp.  83,311                                            7,085
       Kinder Morgan, Inc.  64,416                                         5,855

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       Marathon Oil Corp.  262,757                                        15,807
       Murphy Oil Corp.  100,000                                           4,685
     o Nabors Industries Ltd.  104,716                                     7,187
     o National-Oilwell Varco, Inc.  117,831                               7,361
       Noble Corp.  97,873                                                 6,301
       Occidental Petroleum Corp.  285,733                                22,539
       Rowan Cos., Inc.  76,166                                            2,513
       Schlumberger Ltd.  421,406                                         38,251
       Sunoco, Inc.  98,706                                                7,354
     o Transocean, Inc.  243,774                                          14,015
       Valero Energy Corp.  220,736                                       23,230
     o Weatherford International Ltd.  85,700                              5,365
       Williams Cos., Inc.  408,767                                        9,115
       XTO Energy, Inc.  249,054                                          10,824
                                                                     -----------
                                                                         738,810
       FOOD & STAPLES RETAILING 2.4%
       -------------------------------------------------------------------------
     @ Albertson's, Inc.  254,911                                          6,401
       Costco Wholesale Corp.  341,661                                    16,523
       CVS Corp.  561,389                                                 13,703
     o Kroger Co.  522,864                                                10,405
       Safeway, Inc.  326,767                                              7,601
       Supervalu, Inc.  98,602                                             3,099
       Sysco Corp.  443,446                                               14,150
       Wal-Mart Stores, Inc.  1,783,886                                   84,396
       Walgreen Co.  731,288                                              33,222
                                                                     -----------
                                                                         189,500
       FOOD BEVERAGE & TOBACCO 4.9%
       -------------------------------------------------------------------------
  (10) Altria Group, Inc.  1,475,494                                     110,736
       Anheuser-Busch Cos., Inc.  548,024                                 22,611
       Archer-Daniels-Midland Co.  469,964                                11,453
       Brown-Forman Corp., Class B  59,541                                 3,771
       Campbell Soup Co.  119,368                                          3,474
       The Coca-Cola Co.  1,503,274                                       64,310
       Coca-Cola Enterprises, Inc.  253,352                                4,788
       ConAgra Foods, Inc.  361,183                                        8,405
     o Constellation Brands, Inc., Class A  89,644                         2,110
       General Mills, Inc.  264,738                                       12,776
       H.J. Heinz Co.  250,387                                             8,889
       Hershey Foods Corp.  131,610                                        7,479
       Kellogg Co.  196,671                                                8,687
       McCormick & Co., Inc.  97,082                                       2,941
       Molson Coors Brewing Co., Class B  29,863                           1,843
       The Pepsi Bottling Group, Inc.  121,278                             3,448
       PepsiCo, Inc.  1,199,296                                           70,854
     @ Reynolds American, Inc.  61,502                                     5,228
       Sara Lee Corp.  564,858                                            10,083
       Tyson Foods, Inc., Class A  181,600                                 3,232
       UST, Inc.    120,597                                                4,992
       Wm. Wrigley Jr. Co.    123,931                                      8,613
                                                                     -----------
                                                                         380,723
       HEALTH CARE EQUIPMENT & SERVICES 5.2%
       -------------------------------------------------------------------------
       Aetna, Inc.  209,622                                               18,564
       AmerisourceBergen Corp.  77,535                                     5,914
       Bausch & Lomb, Inc.  39,240                                         2,911
       Baxter International, Inc.  458,379                                17,524
       Becton Dickinson & Co.  181,162                                     9,194
       Biomet, Inc.  160,594                                               5,593
     o Boston Scientific Corp.  408,126                                   10,252
       C.R. Bard, Inc.  76,747                                             4,787
       Cardinal Health, Inc.  306,682                                     19,171
     o Caremark Rx, Inc.  326,224                                         17,094
       CIGNA Corp.  92,709                                                10,742
     o Coventry Health Care, Inc.  119,430                                 6,448
     o Express Scripts, Inc.  108,366                                      8,172
     o Fisher Scientific International, Inc.  79,239                       4,477
       Guidant Corp.  231,124                                             14,561
       HCA, Inc.  326,520                                                 15,735
       Health Management Associates, Inc., Class A  177,653                3,804
     o Hospira, Inc.  114,593                                              4,567
     o Humana, Inc.  116,336                                               5,164
       IMS Health, Inc.  162,520                                           3,775
     o Laboratory Corp. of America Holdings  99,309                        4,792
       Manor Care, Inc.  53,734                                            2,002
       McKesson Corp.  230,789                                            10,485
     o Medco Health Solutions, Inc.  219,061                              12,377
       Medtronic, Inc.  866,206                                           49,079
     o Millipore Corp.  35,916                                             2,199
     o Patterson Cos., Inc.  78,900                                        3,265
       PerkinElmer, Inc.  92,402                                           2,039
       Quest Diagnostics  130,680                                          6,104
     o St. Jude Medical, Inc.  271,096                                    13,032
       Stryker Corp.  209,857                                              8,619
     o Tenet Healthcare Corp.  340,998                                     2,871
     o Thermo Electron Corp.  115,139                                      3,476
       UnitedHealth Group, Inc.  916,297                                  53,044
     o Waters Corp.  84,402                                                3,055
     o WellPoint, Inc.  447,038                                           33,385
     o Zimmer Holdings, Inc.  173,757                                     11,080
                                                                     -----------
                                                                         409,353
       HOTELS RESTAURANTS & LEISURE 1.4%
       -------------------------------------------------------------------------
       Carnival Corp.  311,847                                            15,489
       Darden Restaurants, Inc.  104,151                                   3,377
       Harrah's Entertainment, Inc.  123,338                               7,459

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       Hilton Hotels Corp.  263,508                                        5,125
       International Game Technology  238,066                              6,306
       Marriott International, Inc., Class A   122,761                     7,319
       McDonald's Corp.  910,045                                          28,757
     o Starbucks Corp.  548,232                                           15,504
       Starwood Hotels & Resorts Worldwide, Inc.  155,650                  9,095
       Wendy's International, Inc.  68,101                                 3,182
       Yum! Brands, Inc.  209,584                                         10,662
                                                                     -----------
                                                                         112,275
       HOUSEHOLD & PERSONAL PRODUCTS 2.5%
       -------------------------------------------------------------------------
       Alberto-Culver Co., Class B  33,644                                 1,461
       Avon Products, Inc.  330,689                                        8,925
       Clorox Co.  110,933                                                 6,004
       Colgate-Palmolive Co.  374,626                                     19,840
       Kimberly-Clark Corp.  343,226                                      19,509
  =(5) Procter & Gamble Co.  2,439,958                                   136,613
                                                                     -----------
                                                                         192,352
       INSURANCE 4.8%
       -------------------------------------------------------------------------
       ACE Ltd.  214,222                                                  11,161
       AFLAC, Inc.  370,025                                               17,680
       The Allstate Corp.  480,616                                        25,372
       AMBAC Financial Group, Inc.  74,324                                 5,269
   (8) American International Group, Inc.  1,871,723                     121,288
       AON Corp.  230,870                                                  7,815
       Chubb Corp.  147,394                                               13,703
       Cincinnati Financial Corp.  119,238                                 5,074
       Hartford Financial Services Group, Inc. 213,328                    17,013
       Jefferson-Pilot Corp.  93,071                                       5,108
       Lincoln National Corp.  123,732                                     6,262
       Loews Corp.  103,819                                                9,653
       Marsh & McLennan Cos., Inc.  382,334                               11,145
       MBIA, Inc.  92,291                                                  5,375
     o Metlife, Inc.  546,540                                             27,004
       The Progressive Corp.  142,736                                     16,530
       Prudential Financial, Inc.  374,539                                27,263
       Safeco Corp.  92,762                                                5,167
       The St. Paul Travelers Cos., Inc. 484,617                          21,822
       Torchmark Corp.  76,062                                             4,018
     @ UnumProvident Corp.  217,595                                        4,415
       XL Capital Ltd., Class A  97,114                                    6,221
                                                                     -----------
                                                                         374,358
       MATERIALS 2.9%
       -------------------------------------------------------------------------
       Air Products & Chemicals, Inc.  152,258                             8,715
       Alcoa, Inc.  615,090                                               14,941
       Allegheny Technologies, Inc.  66,001                                1,895
       Ashland, Inc.  49,089                                               2,627
       Ball Corp.  78,520                                                  3,091
       Bemis Co.  61,258                                                   1,618
       The Dow Chemical Co.  689,651                                      31,627
       E.I. du Pont de Nemours & Co.  706,027                             29,434
       Eastman Chemical Co.  56,985                                        3,006
       Ecolab, Inc.  150,342                                               4,973
       Engelhard Corp.  74,983                                             2,040
       Freeport-McMoran Copper & Gold, Inc., Class B  130,651              6,457
       Georgia-Pacific Corp.  188,386                                      6,128
     o Hercules, Inc.  83,082                                                926
       International Flavors & Fragrances, Inc.  61,547                    2,030
       International Paper Co.  343,890                                   10,035
       Louisiana-Pacific Corp.  78,564                                     1,959
       MeadWestvaco Corp.  135,970                                         3,565
       Monsanto Co.  192,482                                              12,128
       Newmont Mining Corp.  311,996                                      13,291
     @ Nucor Corp.  115,949                                                6,940
     o Pactiv Corp.  108,638                                               2,140
       Phelps Dodge Corp.  70,753                                          8,524
       PPG Industries, Inc.  123,871                                       7,429
       Praxair, Inc.  232,653                                             11,495
       Rohm & Haas Co.  118,100                                            5,141
     o Sealed Air Corp.  61,284                                            3,083
       Sigma-Aldrich Corp.  49,000                                         3,121
       Temple-Inland, Inc.  91,288                                         3,362
       United States Steel Corp.  72,681                                   2,655
       Vulcan Materials Co.  74,703                                        4,856
       Weyerhaeuser Co.  175,619                                          11,124
                                                                     -----------
                                                                         230,356
       MEDIA 3.4%
       -------------------------------------------------------------------------
       Clear Channel Communications, Inc.  364,666                        11,093
     o Comcast Corp., Class A  1,579,531                                  43,958
     @ Dow Jones & Co., Inc.  42,144                                       1,429
       Gannett Co., Inc.  160,139                                         10,034
     o Interpublic Group of Cos., Inc.  305,375                            3,154
       Knight-Ridder, Inc.  33,145                                         1,769
       The McGraw-Hill Cos., Inc.  269,447                                13,187
       Meredith Corp.  33,223                                              1,658
     @ New York Times Co., Class A  83,739                                 2,281
     o News Corp, Inc., Class A  1,763,310                                25,127
       Omnicom Group, Inc.  131,588                                       10,917
       Time Warner, Inc.  3,391,284                                       60,467

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       Tribune Co.  191,516                                                6,035
     o Univision Communications, Inc., Class A  146,322                    3,825
       Viacom, Inc., Class B  1,154,698                                   35,761
       The Walt Disney Co.  1,465,746                                     35,720
                                                                     -----------
                                                                         266,415
       PHARMACEUTICALS & BIOTECHNOLOGY 7.9%
       -------------------------------------------------------------------------
       Abbott Laboratories  1,110,600                                     47,811
       Allergan, Inc.  93,748                                              8,372
     o Amgen, Inc.  886,202                                               67,139
       Applied Biosystems Group -- Applera Corp.  140,718                  3,415
     o Biogen Idec, Inc.  244,461                                          9,932
       Bristol-Myers Squibb Co.  1,397,850                                29,592
     o Chiron Corp.  78,689                                                3,473
       Eli Lilly & Co.  805,300                                           40,096
     o Forest Laboratories, Inc.  244,410                                  9,266
     o Genzyme Corp.  180,854                                             13,076
     o Gilead Sciences, Inc.  326,107                                     15,409
  o(6) Johnson & Johnson  2,136,946                                      133,816
     o King Pharmaceuticals, Inc.  175,760                                 2,712
     o Medimmune, Inc.  165,220                                            5,779
       Merck & Co., Inc.  1,577,888                                       44,528
       Mylan Laboratories, Inc.  156,766                                   3,011
   (9) Pfizer, Inc.  5,318,550                                           115,625
       Schering-Plough Corp.  1,059,132                                   21,543
     o Watson Pharmaceuticals, Inc.  78,356                                2,708
       Wyeth  968,895                                                     43,174
                                                                     -----------
                                                                         620,477
       REAL ESTATE 0.7%
       -------------------------------------------------------------------------
       Apartment Investment & Management Co.,
       Class A  68,308                                                     2,623
       Archstone-Smith Trust  143,563                                      5,824
       Equity Office Properties Trust  290,924                             8,960
       Equity Residential  205,662                                         8,072
       Plum Creek Timber Co., Inc.  130,750                                5,086
       ProLogis  178,411                                                   7,672
       Public Storage, Inc.  59,700                                        3,952
       Simon Property Group, Inc.  131,302                                 9,404
       Vornado Realty Trust  74,600                                        6,043
                                                                     -----------
                                                                          57,636
       RETAILING 3.8%
       -------------------------------------------------------------------------
     o Autonation, Inc.  159,649                                           3,174
     o AutoZone, Inc.  35,099                                              2,839
    @o Bed, Bath & Beyond, Inc.  211,581                                   8,573
       Best Buy Co., Inc.  291,398                                        12,897
     o Big Lots, Inc.  48,158                                                557
       Circuit City Stores, Inc.  117,955                                  2,098
       Dillards, Inc., Class A  51,706                                     1,071
       Dollar General Corp.  218,187                                       4,242
     o eBay, Inc.  808,913                                                32,033
       Family Dollar Stores, Inc.  101,290                                 2,243
       Federated Department Stores, Inc.  183,261                         11,247
       The Gap, Inc.  451,641                                              7,804
       Genuine Parts Co.  127,453                                          5,655
     @ Home Depot, Inc.  1,527,260                                        62,679
       J.C. Penney Co., Inc. Holding Co.  188,887                          9,671
    @o Kohl's Corp.  239,784                                              11,541
       Limited Brands, Inc.  231,250                                       4,627
       Lowe's Cos., Inc.  552,470                                         33,574
     @ Nordstrom, Inc.  179,814                                            6,230
     o Office Depot, Inc.  227,985                                         6,276
       OfficeMax, Inc.  27,101                                               759
     o RadioShack Corp.  81,474                                            1,801
     o Sears Holdings Corp.  67,916                                        8,167
       The Sherwin-Williams Co.  81,614                                    3,473
       Staples, Inc.  528,945                                             12,023
       Target Corp.  633,785                                              35,295
       Tiffany & Co.  92,125                                               3,630
       TJX Cos., Inc.  286,841                                             6,176
                                                                     -----------
                                                                         300,355
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.1%
       -------------------------------------------------------------------------
     o Advanced Micro Devices, Inc.  283,770                               6,589
     o Altera Corp.  271,760                                               4,525
       Analog Devices, Inc.  265,462                                       9,233
       Applied Materials, Inc.  1,179,504                                 19,320
     o Applied Micro Circuits Corp.  78,101                                  191
     o Broadcom Corp., Class A  209,891                                    8,912
     o Freescale Semiconductor, Inc., Class B  293,057                     6,998
       Intel Corp.  4,395,616                                            103,297
       KLA-Tencor Corp.  142,649                                           6,603
       Linear Technology Corp.  219,066                                    7,275
     o LSI Logic Corp.  279,453                                            2,266
       Maxim Integrated Products, Inc.  230,618                            7,998
     o Micron Technology, Inc.  422,898                                    5,493
       National Semiconductor Corp.  254,908                               5,769
     o Novellus Systems, Inc.  102,601                                     2,243
     o Nvidia Corp.  121,599                                               4,080
     o PMC -- Sierra, Inc.  124,154                                          882
     o Teradyne, Inc.  116,480                                             1,577
       Texas Instruments, Inc.  1,183,239                                 33,781
       Xilinx, Inc.  243,871                                               5,841
                                                                     -----------
                                                                         242,873

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       SOFTWARE & SERVICES 5.2%
       -------------------------------------------------------------------------
       Adobe Systems, Inc.  353,397                                       11,397
     o Affiliated Computer Services, Inc.,
       Class A  90,287                                                     4,885
       Autodesk, Inc.  166,429                                             7,511
       Automatic Data Processing, Inc.  417,735                           19,492
     o BMC Software, Inc.  163,936                                         3,212
     o Citrix Systems, Inc.  122,971                                       3,390
       Computer Associates International, Inc.  354,321                    9,910
     o Computer Sciences Corp.  134,404                                    6,888
     o Compuware Corp.  281,860                                            2,280
     o Convergys Corp.  50,604                                               822
     o Electronic Arts, Inc.  213,086                                     12,120
       Electronic Data Systems Corp.  374,987                              8,741
       First Data Corp.  551,153                                          22,294
     o Fiserv, Inc.  139,646                                               6,100
     o Intuit, Inc.  132,963                                               6,107
     o Mercury Interactive Corp.  61,461                                   2,138
  =(3) Microsoft Corp.  6,606,793                                        169,795
    @o Novell, Inc.  274,122                                               2,089
     o Oracle Corp.  2,753,415                                            34,913
     o Parametric Technology Corp.  195,843                                1,275
       Paychex, Inc.  239,702                                              9,291
       Sabre Holdings Corp., Class A  93,639                               1,829
       Siebel Systems, Inc.  339,453                                       3,513
     o Symantec Corp.  852,481                                            20,332
     o Unisys Corp.  247,170                                               1,263
     o Yahoo! Inc.  902,558                                               33,368
                                                                     -----------
                                                                         404,955
       TECHNOLOGY HARDWARE & EQUIPMENT 7.0%
       -------------------------------------------------------------------------
     o ADC Telecommunications, Inc.  60,840                                1,062
     o Agilent Technologies, Inc.  357,033                                11,429
     o Andrew Corp.  92,465                                                  982
     o Apple Computer, Inc.  605,127                                      34,849
     o Avaya, Inc.  355,135                                                4,091
     o CIENA Corp.  415,874                                                  986
     o Cisco Systems, Inc.  4,576,968                                     79,868
     o Comverse Technology, Inc.  145,026                                  3,640
     o Corning, Inc.  1,070,391                                           21,504
     o Dell, Inc.  1,722,383                                              54,910
     o EMC Corp.  1,720,842                                               24,023
    @o Gateway, Inc.  70,471                                                 201
       Hewlett-Packard Co.  2,067,149                                     57,963
       International Business Machines Corp.  1,151,594                   94,293
     o Jabil Circuit, Inc.  135,348                                        4,040
     o JDS Uniphase Corp.  1,042,083                                       2,188
     o Lexmark International, Inc., Class A  78,883                        3,275
    @o Lucent Technologies, Inc.  3,168,868                                9,031
       Molex, Inc.  124,543                                                3,152
       Motorola, Inc.  1,783,756                                          39,528
     o NCR Corp.  136,007                                                  4,110
    @o Network Appliance, Inc.  252,854                                    6,918
     o QLogic Corp.  67,869                                                2,047
       Qualcomm, Inc.  1,169,944                                          46,517
     o Sanmina -- SCI Corp.  382,687                                       1,397
       Scientific-Atlanta, Inc.  111,931                                   3,967
     o Solectron Corp.  710,559                                            2,508
     o Sun Microsystems, Inc.  2,474,588                                   9,898
       Symbol Technologies, Inc.  111,414                                    925
       Tektronix, Inc.  61,968                                             1,424
     o Tellabs, Inc.  337,722                                              3,229
    @o Xerox Corp.  687,424                                                9,328
                                                                     -----------
                                                                         543,283
       TELECOMMUNICATION SERVICES 3.1%
       -------------------------------------------------------------------------
       Alltel Corp.  275,772                                              17,059
       AT&T Corp.  571,915                                                11,313
       BellSouth Corp.  1,309,734                                         34,079
       CenturyTel, Inc.  94,175                                            3,082
       Citizens Communications Co.  244,691                                2,995
     o Qwest Communications International, Inc.  1,231,883                 5,371
       SBC Communications, Inc.  2,357,762                                56,233
       Sprint Corp. (FON Group)  2,084,463                                48,589
       Verizon Communications, Inc.  1,981,776                            62,446
                                                                     -----------
                                                                         241,167
       TRANSPORTATION 1.8%
       -------------------------------------------------------------------------
       Burlington Northern Santa Fe Corp.  270,844                        16,808
       CSX Corp.  156,758                                                  7,181
       FedEx Corp.  216,034                                               19,860
       Norfolk Southern Corp.  293,191                                    11,786
       Ryder Systems, Inc.  46,429                                         1,842
       Southwest Airlines Co.  485,430                                     7,772
       Union Pacific Corp.  188,808                                       13,062
       United Parcel Service, Inc., Class B
       797,790                                                            58,191
                                                                     -----------
                                                                         136,502
       UTILITIES 3.4%
       -------------------------------------------------------------------------
     o The AES Corp.  475,800                                              7,560
     o Allegheny Energy, Inc.  119,176                                     3,368
       Ameren Corp.  145,338                                               7,645

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       American Electric Power Co., Inc.  293,401                         11,137
    @o Calpine Corp.  248,537                                                592
       Centerpoint Energy, Inc.  213,695                                   2,829
       Cinergy Corp.  141,044                                              5,628
     o CMS Energy Corp.  160,430                                           2,392
     @ Consolidated Edison, Inc.  173,842                                  7,910
       Constellation Energy Group, Inc.  128,317                           7,032
       Dominion Resources, Inc.  240,629                                  18,307
       DTE Energy Co.  123,143                                             5,320
       Duke Energy Corp.  663,698                                         17,575
    @o Dynegy, Inc., Class A  205,373                                        912
       Edison International  233,271                                      10,208
       Entergy Corp.  151,749                                             10,732
       Exelon Corp.  477,634                                              24,851
       FirstEnergy Corp.  236,634                                         11,240
       FPL Group, Inc.  275,487                                           11,862
       KeySpan Corp.  118,161                                              4,085
       Nicor, Inc.  31,870                                                 1,249
       NiSource, Inc.  197,349                                             4,667
       Peoples Energy Corp.  16,172                                          602
       PG&E Corp.  263,892                                                 9,600
       Pinnacle West Capital Corp.  75,777                                 3,164
       PPL Corp.  271,790                                                  8,518
       Progress Energy, Inc.  173,022                                      7,542
       Public Service Enterprise Group, Inc.  170,757                     10,739
       Sempra Energy  174,053                                              7,711
       The Southern Co.  525,684                                          18,394
       TECO Energy, Inc.  145,055                                          2,509
       TXU Corp.  176,587                                                 17,791
       Xcel Energy, Inc.  276,866                                          5,075
                                                                     -----------
                                                                         268,746

                                                        FACE
       SECURITY                                        AMOUNT
         RATE, MATURITY DATE                         ($ X 1,000)
       U.S. TREASURY OBLIGATIONS 0.0% of net assets

     = U.S. Treasury Bills
         3.40%-3.47%, 12/15/05                               695             692


END OF INVESTMENTS.

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       COLLATERAL INVESTED FOR SECURITIES ON LOAN
       1.2% of net assets

       SHORT-TERM INVESTMENT 1.2%
       -------------------------------------------------------------------------
       Securities Lending Investment Fund  93,657,666                     93,658


END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 10/31/05. All numbers x $1,000 except number of contracts.

                                       NUMBER
                                         OF           CONTRACT        UNREALIZED
                                      CONTRACTS         VALUE           GAINS
       FUTURES CONTRACTS

       S&P 500 Index,
       e-mini, Long
       Expires 12/18/05                      50          3,025                42

SCHWAB CAPITAL TRUST

SCHWAB SMALL-CAP INDEX FUND(R)

PORTFOLIO HOLDINGS as of October 31, 2005

The following is the schedule of portfolio holdings at 10/31/05. The schedule should be read in conjunction with the fund's annual report for the period ended 10/31/05.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 >  Security is valued at fair value (see Accounting Policies)

 @  All or a portion of this security is on loan

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                  ($X1,000)        ($X1,000)
--------------------------------------------------------------------------------
  99.1%  COMMON STOCK                                 1,252,687       1,603,334

   0.8%  SHORT-TERM
         INVESTMENT                                      12,862          12,862

   0.0%  U.S. TREASURY
         OBLIGATIONS                                        483             483
--------------------------------------------------------------------------------
  99.9%  TOTAL INVESTMENTS                            1,266,032       1,616,679

  13.4%  COLLATERAL INVESTED
         FOR SECURITIES ON LOAN                         216,545         216,545

(13.3)%  OTHER ASSETS AND
         LIABILITIES, NET                                              (215,250)
--------------------------------------------------------------------------------
 100.0%  TOTAL NET ASSETS                                             1,617,974

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       COMMON STOCK 99.1% of net assets

       AUTOMOBILES & COMPONENTS 0.9%
       -------------------------------------------------------------------------
       American Axle & Manufacturing Holdings,
       Inc.  81,491                                                        1,777
       ArvinMeritor, Inc.  111,512                                         1,788
       Bandag, Inc.  28,835                                                1,225
       Cooper Tire & Rubber Co.  95,014                                    1,298
       Modine Manufacturing Co.  51,064                                    1,688
       Sauer-Danfoss, Inc.  74,383                                         1,430
     @ Superior Industries International, Inc.
       40,700                                                                828
     o Tenneco Automotive, Inc.  69,569                                    1,149
       Visteon Corp.  214,603                                              1,788
       Winnebago Industries, Inc.  52,121                                  1,528
                                                                     -----------
                                                                          14,499

       BANKS 8.7%
       -------------------------------------------------------------------------
       1st Source Corp.  25,256                                              603
    @o Accredited Home Lenders Holding Co.  32,349                         1,169
       Alabama National Bancorp  26,948                                    1,743
       Amcore Financial, Inc.  46,330                                      1,376
       Amegy Bancorp, Inc.  105,372                                        2,437
       Anchor Bancorp Wisconsin, Inc.  42,249                              1,338
       Bancfirst Corp.  13,400                                             1,113
     @ Bancorpsouth, Inc.  99,075                                          2,196
       Bank Mutual Corp.  103,383                                          1,071
     @ Bank of the Ozarks, Inc.  14,214                                      498
       BankAtlantic Bancorp, Inc., Class A  88,482                         1,229
     @ BankUnited Financial Corp., Class A  46,833                         1,111
       Boston Private Financial Holdings, Inc.
       40,001                                                              1,158
       Brookline Bancorp, Inc.  93,022                                     1,307
       Capitol Bancorp Ltd.  4,956                                           172
       Central Pacific Financial Co.  43,700                               1,578
       Charter Financial Corp.  8,641                                        314
       CharterMac  82,419                                                  1,694
       Chemical Financial Corp.  39,439                                    1,270
     @ Chittenden Corp.  60,161                                            1,731
       Citizens Banking Corp. Michigan  49,123                             1,432
       City Holding Co.  11,887                                              436
       The Commercial Capital Bancorp, Inc.
       82,933                                                              1,332
       Commercial Federal Corp.  62,282                                    2,130
       Community Bank System, Inc.  47,421                                 1,126
       Community Trust Bancorp, Inc.  16,832                                 581
     @ Corus Bankshares, Inc.  50,072                                      2,749
       CVB Financial Corp.  96,258                                         1,897
       Dime Community Bancshares, Inc.  61,698                               888
       Downey Financial Corp.  41,521                                      2,531
       Fidelity Bankshares, Inc.  38,816                                   1,095
       First Charter Corp.  55,321                                         1,410
       First Citizens BancShares, Inc., Class A
       17,099                                                              2,855
       First Commonwealth Financial Corp.  104,689                         1,379
       First Community Bancorp, Inc.  25,716                               1,294
       First Financial Bancorp  72,503                                     1,354
       First Financial Bancshares, Inc.  34,221                            1,232
       First Financial Corp. Indiana  12,276                                 338
       First Midwest Bancorp, Inc. Illinois
       68,286                                                              2,596

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       First Niagra Financial Group, Inc.  184,377                         2,716
       First Republic Bank  39,354                                         1,492
     o FirstFed Financial Corp.  24,372                                    1,304
     @ Flagstar Bancorp., Inc.  71,461                                       959
       FNB Corp.  76,618                                                   1,373
       Frontier Financial Corp.  46,278                                    1,492
       Glacier Bancorp, Inc.  50,660                                       1,493
       Gold Banc Corp., Inc.  64,513                                         956
       Greater Bay Bancorp  84,847                                         2,129
       Hancock Holding Co.  53,847                                         1,921
       Hanmi Financial Corp.  80,657                                       1,477
       Harbor Florida Bancshares, Inc.  35,308                             1,248
       Harleysville National Corp.  41,808                                   857
       Hudson United Bancorp  69,545                                       2,884
       Independent Bank Corp. Michigan  34,242                               979
       Integra Bank Corp.  24,853                                            502
       Irwin Financial Corp.  46,881                                         978
       MAF Bancorp., Inc.  51,924                                          2,157
       Main Street Banks, Inc.  32,147                                       881
       MB Financial, Inc.  44,932                                          1,675
       Mid-State Bancshares  39,695                                        1,077
       National Penn Bancshares, Inc.  82,771                              1,623
       NBT Bancorp., Inc.  53,981                                          1,281
       NewAlliance Bancshares, Inc.  150,359                               2,168
       Northwest Bancorp, Inc.  79,433                                     1,798
       Old National Bancorp.  110,006                                      2,410
       Oriental Financial Group  36,703                                      456
       Pacific Capital Bancorp.  67,394                                    2,431
       Park National Corp.  15,671                                         1,696
       PFF Bancorp, Inc.  46,151                                           1,386
       PrivateBancorp, Inc.  32,341                                        1,099
       Prosperity Bancshares, Inc.  36,900                                 1,125
       Provident Bankshares Corp.  51,575                                  1,798
       Provident Financial Services, Inc.  119,531                         2,104
       Provident New York Bancorp  34,695                                    378
       R&G Financial Corp., Class B  48,931                                  479
       Republic Bancorp, Inc.  110,432                                     1,507
       S&T Bancorp, Inc.  44,227                                           1,646
       Sandy Spring Bancorp, Inc.  18,822                                    663
       Santander BanCorp  63,824                                           1,625
     o Signature Bank NY  13,610                                             395
       Simmons First National Corp., Class A
       6,969                                                                 196
       Sterling Bancorp NY  2,345                                             46
       Sterling Bancshares, Inc. Texas  74,305                             1,099
       Sterling Financial Corp. Pennsylvania
       43,378                                                                913
     o Sterling Financial Corp. Washington  53,883                         1,349
       Suffolk Bancorp  12,684                                               418
       Susquehanna Bancshares, Inc.  73,915                                1,707
     o SVB Financial Group  59,036                                         2,935
     o Texas Capital Bancshares, Inc.  27,994                                599
       Texas Regional Bancshares, Inc., Class A
       75,472                                                              2,214
       Tompkins Trustco, Inc.  1,078                                          48
     @ Trustco Bank Corp. NY  124,675                                      1,608
       Trustmark Corp.  80,763                                             2,265
       UMB Financial Corp.  36,502                                         2,445
       Umpqua Holdings Corp.  68,608                                       1,825
       United Bankshares, Inc.  54,663                                     1,995
       United Community Banks, Inc. Georgia
       55,840                                                              1,655
       USB Holding Co., Inc.  3,546                                           75
       WesBanco, Inc.  35,948                                              1,104
       Westamerica Bancorp.  52,530                                        2,800
       Wintrust Financial Corp.  34,897                                    1,873
                                                                     -----------
                                                                         141,550
       CAPITAL GOODS 8.6%
       -------------------------------------------------------------------------
       A.O. Smith Corp., Class B  48,501                                   1,570
     o AAR Corp.  2,978                                                       47
     o Actuant Corp., Class A  41,796                                      2,035
       Acuity Brands, Inc.  66,532                                         1,850
     o AGCO Corp.  141,475                                                 2,262
       Albany International Corp., Class A  54,871                         2,120
       American Woodmark Corp.  24,836                                       769
       Applied Industrial Technologies, Inc.
       48,176                                                              1,587
     o Armor Holdings, Inc.  51,936                                        2,322
     o Aviall, Inc.  48,799                                                1,540
       Baldor Electric Co.  50,973                                         1,239
       Barnes Group, Inc.  38,333                                          1,342
     o BE Aerospace, Inc.  89,014                                          1,614
       Bucyrus International, Inc., Class A
       31,365                                                              1,303
     o Ceradyne, Inc.  37,620                                              1,475
       Clarcor, Inc.  79,718                                               2,192
       Crane Co.  97,717                                                   3,025
       Curtiss-Wright Corp.  33,562                                        1,925
       DRS Technologies, Inc.  41,443                                      2,041
       EDO Corp.  28,745                                                     831
       ElkCorp  31,569                                                       999
     o EMCOR Group, Inc.  24,901                                           1,519
    @o EnerSys  70,313                                                     1,053
       Engineered Support Systems, Inc.  62,491                            2,528
     o EnPro Industries, Inc.  32,969                                        920
     o ESCO Technologies, Inc.  43,988                                     1,903
     o Esterline Technologies Corp.  44,500                                1,675
       Federal Signal Corp.  77,416                                        1,256
     o Flowserve Corp.  86,629                                             3,032
       Franklin Electric Co., Inc.  39,087                                 1,697

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     o Gardner Denver, Inc.  38,300                                        1,861
     @ GATX Corp.  81,695                                                  3,053
    @o GenCorp, Inc.  78,600                                               1,442
     o Genlyte Group, Inc.  45,300                                         2,309
     o GrafTech International Ltd.  86,915                                   426
       Granite Construction, Inc.  64,901                                  2,214
     o Griffon Corp.  48,590                                               1,069
     o Hexcel Corp.  83,795                                                1,326
     o Jacuzzi Brands, Inc.  116,861                                         862
       JLG Industries, Inc.  75,000                                        2,877
       Kaydon Corp.  44,235                                                1,307
       Kennametal, Inc.  60,398                                            3,087
       Lennox International, Inc.  97,421                                  2,717
       Lincoln Electric Holdings, Inc.  64,671                             2,559
       Manitowoc Co., Inc.  44,287                                         2,357
     o McDermott International, Inc.  107,475                              3,905
     o Mercury Computer Systems, Inc.  34,900                                663
     o Moog, Inc., Class A  57,855                                         1,715
       Mueller Industries, Inc.  54,847                                    1,510
       NACCO Industries, Inc., Class A  13,602                             1,579
     o NCI Building Systems, Inc.  32,106                                  1,321
       Nordson Corp.  44,104                                               1,639
     o Quanta Services, Inc.  207,064                                      2,379
       Regal Beloit Corp.  37,606                                          1,197
     o Sequa Corp., Class A  16,914                                        1,044
    @o The Shaw Group, Inc.  123,985                                       3,323
     = Simpson Manufacturing Co., Inc.  72,468                             2,860
       Stewart & Stevenson Services, Inc.  47,391                          1,131
     o Surebeam Corp., Class A  132,000                                       --
       Tecumseh Products Co., Class A  29,407                                592
     o Teledyne Technologies, Inc.  55,100                                 1,943
       Toro Co.  4,014                                                       147
       Tredegar Corp.  60,275                                                759
    @o Trex Co., Inc.  21,900                                                455
       Trinity Industries, Inc.  56,568                                    2,152
     o Triumph Group, Inc.  25,569                                           891
       UAP Holding Corp.  23,771                                             454
    @o United Rentals, Inc.  119,975                                       2,348
       Universal Forest Products, Inc.  26,426                             1,462
     o URS Corp.  69,911                                                   2,827
    @o USG Corp.  64,943                                                   3,839
       Valmont Industries, Inc.  39,547                                    1,288
       Wabash National Corp.  48,368                                         890
       Wabtec Corp.  75,421                                                2,051
     @ Walter Industries, Inc.  57,414                                     2,622
       Watsco, Inc.  35,995                                                2,046
       Watts Water Technologies, Inc., Class A
       51,400                                                              1,427
     o WESCO International, Inc.  76,376                                   3,036
       Woodward Governor Co.  19,618                                       1,567
       York International Corp.  64,904                                    3,642
                                                                     -----------
                                                                         139,841
       COMMERCIAL SERVICES & SUPPLIES 3.9%
       -------------------------------------------------------------------------
       ABM Industries, Inc.  77,753                                        1,538
     o Asset Acceptance Capital Corp.  55,299                              1,465
       Banta Corp.  41,268                                                 2,077
       Brady Corp., Class A  74,191                                        2,135
     o Bright Horizons Family Solutions, Inc.
       44,724                                                              1,788
     o CBIZ, Inc.  45,049                                                    259
    @o Coinstar, Inc.  38,400                                                975
     o Consolidated Graphics, Inc.  22,600                                   881
     o Corinthian Colleges, Inc.  141,593                                  1,761
     o Corrections Corp. of America  55,388                                2,209
     o CoStar Group, Inc.  27,094                                          1,299
     o DeVry, Inc.  109,400                                                2,472
     o DiamondCluster International, Inc.,
       Class A  56,926                                                       366
       Educate, Inc.  18,438                                                 217
     o FTI Consulting, Inc.  68,508                                        1,875
       G&K Services, Inc., Class A  30,618                                 1,160
     o Heidrick & Struggles International, Inc.
       31,660                                                              1,022
       IKON Office Solutions, Inc.  176,138                                1,758
       Jackson Hewitt Tax Service, Inc.  62,312                            1,540
       John H. Harland Co.  45,960                                         1,912
       Kelly Services, Inc., Class A  32,564                                 901
       Knoll, Inc.  52,147                                                   831
     o Korn/Ferry International  59,500                                    1,025
     o Labor Ready, Inc.  69,376                                           1,620
    >o Mascotech, Inc. escrow security  107,500                               --
       Mine Safety Appliances Co.  55,080                                  2,307
     o Navigant Consulting, Inc.  72,843                                   1,528
     o NCO Group, Inc.  47,352                                               851
     o PHH Corp.  80,478                                                   2,264
    @o Portfolio Recovery Associates, Inc.  26,600                         1,035
     @ Pre-Paid Legal Services, Inc.  24,671                               1,056
     o Resources Connection, Inc.  71,746                                  2,048
       Rollins, Inc.  113,415                                              2,157
     o School Specialty, Inc.  29,600                                      1,003
     o SIRVA, Inc.  107,519                                                  756
     o Sotheby's Holdings, Inc., Class A  104,676                          1,630
       The Standard Register Co.  16,674                                     254
       Strayer Education, Inc.  23,085                                     2,066
     o TeleTech Holdings, Inc.  126,536                                    1,320
     o Tetra Tech, Inc.  52,803                                              815
     o United Stationers, Inc.  51,428                                     2,333
     o Universal Technical Institute, Inc.  29,095                           912
       Viad Corp.  36,668                                                  1,056
    =o Waste Connections, Inc.  80,889                                     2,699
       Watson Wyatt & Co. Holdings  54,393                                 1,441
                                                                     -----------
                                                                          62,617

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       CONSUMER DURABLES & APPAREL 3.3%
       -------------------------------------------------------------------------
     o Alliance Gaming Corp.  85,169                                         921
       American Greetings Corp., Class A  111,754                          2,822
     o Blount International, Inc.  47,175                                    748
       Blyth, Inc.  64,116                                                 1,169
     @ Brookfield Homes Corp.  42,626                                      2,135
       Brown Shoe Co., Inc.  26,900                                          873
       Callaway Golf Co.  96,381                                           1,373
     o Carter's, Inc.  46,829                                              2,957
     o Champion Enterprises, Inc.  115,399                                 1,602
     o DHB Industries, Inc.  34,812                                          104
     @ Ethan Allen Interiors, Inc.  55,645                                 1,882
       Furniture Brands International, Inc.  85,832                        1,558
     o Helen of Troy Ltd.  45,582                                            818
     o Jarden Corp.  63,971                                                2,162
       K-Swiss, Inc., Class A  49,600                                      1,510
     o K2, Inc.  48,468                                                      486
       Kellwood Co.  40,528                                                  888
       Kimball International, Inc., Class B  57,855                          639
     @ La-Z-Boy, Inc.  87,091                                              1,031
    @o Leapfrog Enterprises, Inc.  93,455                                  1,402
       Levitt Corp., Class A  26,188                                         515
       M/I Homes, Inc.  21,726                                               975
       Marine Products Corp.  26,877                                         256
       Maytag Corp.  120,419                                               2,074
     @ Nautilus Group, Inc.  48,396                                          877
     @ Oakley, Inc.  101,494                                               1,502
       Oxford Industries, Inc.  24,000                                     1,182
       Phillips-Van Heusen Corp.  60,675                                   1,726
     o RC2 Corp.  26,121                                                     914
       Russell Corp.  51,200                                                 693
       SCP Pool Corp.  68,300                                              2,457
     o Skechers USA, Inc., Class A  56,178                                   712
     @ Technical Olympic USA, Inc.  83,266                                 1,760
       Tupperware Corp.  96,976                                            2,224
     o The Warnaco Group, Inc.  68,963                                     1,564
     o WCI Communities, Inc.  66,600                                       1,666
    @o William Lyon Homes  15,377                                          1,828
       Wolverine World Wide, Inc.  101,065                                 2,117
     o Yankee Candle Co., Inc.  67,427                                     1,525
                                                                     -----------
                                                                          53,647
       DIVERSIFIED FINANCIALS 2.0%
       -------------------------------------------------------------------------
       Advanta Corp., Class A  13,339                                        356
       Blackrock, Inc., Class A  30,814                                    2,921
       Cash America International, Inc.  44,470                              972
       Cohen & Steers, Inc.  31,675                                          585
    @o CompuCredit Corp.  76,489                                           3,352
    @o Credit Acceptance Corp.  32,698                                       494
       Financial Federal Corp.  25,681                                       981
     @ Gamco Investors, Inc., Class A  38,069                              1,776
     @ Greenhill & Co., Inc.  45,682                                       2,190
     o Investment Technology Group, Inc.  77,397                           2,516
     o Knight Capital Group, Inc.  159,550                                 1,527
    @o LaBranche & Co., Inc.  93,781                                         895
     o Ladenburg Thalmann Financial Services, Inc.  1,022                      1
     o Metris Cos., Inc.  96,006                                           1,410
       MoneyGram International, Inc.  131,867                              3,204
       National Financial Partners Corp.  55,278                           2,500
    =o Nelnet, Inc., Class A  79,748                                       2,959
     o Piper Jaffray Cos.  30,339                                          1,042
       Waddell & Reed Financial, Inc., Class A  129,350                    2,481
     o World Acceptance Corp.  2,027                                          57
                                                                     -----------
                                                                          32,219
       ENERGY 7.1%
       -------------------------------------------------------------------------
     o Atwood Oceanics, Inc.  23,624                                       1,664
       Berry Petroleum Co., Class A  34,932                                2,091
     o Bill Barrett Corp.  64,823                                          2,063
     @ BP Prudhoe Bay Royalty Trust  33,544                                2,236
     @ Buckeye Partners L.P.  45,355                                       2,060
       Cabot Oil & Gas Corp.  82,102                                       3,759
     @ CARBO Ceramics, Inc.  37,542                                        2,221
 =o(2) Cimarex Energy Co.  126,287                                         4,958
     o Comstock Resources, Inc.  57,921                                    1,744
     @ Dorchester Minerals L.P.  23,720                                      626
    @o Enbridge Energy Management LLC  16,876                                854
     o Encore Acquisition Co.  76,720                                      2,632
     o Energy Partners Ltd.  51,107                                        1,297
       Frontier Oil Corp.  89,184                                          3,289
     o Global Industries Ltd.  188,071                                     2,390
    @o Grey Wolf, Inc.  300,503                                            2,308
    @o Hanover Compressor Co.  148,758                                     1,913
       Holly Corp.  47,370                                                 2,728
     o Houston Exploration Co.  46,788                                     2,412
     @ Hugoton Royalty Trust  50,823                                       1,757
     o Hydril Co.  34,423                                                  2,284
     o KCS Energy, Inc.  76,744                                            1,851
     o Key Energy Services, Inc.  216,231                                  2,932
    @o KFX, Inc.  55,886                                                     814
     o Lone Star Technologies, Inc.  43,076                                1,971
     @ Magellan Midstream Partners L.P.  84,768                            2,839
     o Maverick Tube Corp.  66,691                                         2,065
     o NS Group, Inc.  34,792                                              1,204
     o Oceaneering International, Inc.  37,430                             1,801
     o Offshore Logistics, Inc.  37,843                                    1,287

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     o Oil States International, Inc.  73,380                              2,429
       OMI Corp.  124,999                                                  2,260
     @ Pacific Energy Partners L.P.  28,290                                  842
       Penn Virginia Corp.  27,093                                         1,473
     o Petroleum Development Corp.  26,944                                   905
   (8) Range Resources Corp.  112,016                                      3,998
     o Remington Oil & Gas Corp.  45,596                                   1,596
       Resource America, Inc., Class A  27,951                               454
       RPC, Inc.  56,324                                                   1,547
     o Seacor Holdings, Inc.  36,557                                       2,619
     o Spinnaker Exploration Co.  51,243                                   3,156
     @ St. Mary Land & Exploration Co.  89,860                             3,056
     o Stone Energy Corp.  41,812                                          1,919
     o Superior Energy Services, Inc.  119,490                             2,435
     o Swift Energy Co.  44,729                                            1,953
       TC Pipelines L.P.  27,461                                             903
     o Tetra Technologies, Inc.  51,478                                    1,440
  o(4) Todco, Class A  99,877                                              4,469
     o Universal Compression Holdings, Inc.
       48,587                                                              1,732
     @ Valero L.P.  10,283                                                   601
     o Veritas DGC, Inc.  53,765                                           1,732
  =(1) Vintage Petroleum, Inc.  108,000                                    5,604
     o W-H Energy Services, Inc.  43,764                                   1,326
     o Whiting Petroleum Corp.  44,669                                     1,811
       World Fuel Services Corp.  34,681                                   1,106
                                                                     -----------
                                                                         115,416
       FOOD & STAPLES RETAILING 0.7%
       -------------------------------------------------------------------------
       Casey's General Stores, Inc.  80,498                                1,737
       Longs Drug Stores Corp.  63,035                                     2,629
    @o Performance Food Group Co.  57,768                                  1,594
       Ruddick Corp.  77,382                                               1,703
       The Topps Co., Inc.  7,973                                             58
     o United Natural Foods, Inc.  48,149                                  1,353
       Weis Markets, Inc.  41,562                                          1,586
                                                                     -----------
                                                                          10,660
       FOOD BEVERAGE & TOBACCO 1.3%
       -------------------------------------------------------------------------
       Chiquita Brands International, Inc.  64,000                         1,767
       Delta & Pine Land Co.  63,684                                       1,589
       Farmer Brothers Co.  5,113                                            102
       Flowers Foods, Inc.  84,928                                         2,488
    @o Gold Kist, Inc.  54,909                                               944
     o Hain Celestial Group, Inc.  56,154                                  1,085
       Lancaster Colony Corp.  58,597                                      2,349
       Ralcorp Holdings, Inc.  45,866                                      1,784
       Sanderson Farms, Inc.  31,569                                       1,089
     = Seaboard Corp.  2,079                                               2,954
       Tootsie Roll Industries, Inc.  66,171                               2,005
       Universal Corp.  40,000                                             1,498
     @ Vector Group Ltd.  72,418                                           1,446
                                                                     -----------
                                                                          21,100
       HEALTH CARE EQUIPMENT & SERVICES 7.5%
       -------------------------------------------------------------------------
    @o Advanced Medical Optics, Inc.  101,894                              3,636
     o Advanced Neuromodulation Systems, Inc.
       30,969                                                              1,889
     o The Advisory Board Co.  28,000                                      1,351
     o Alliance Imaging, Inc.  75,290                                        520
     o American Healthways, Inc.  54,266                                   2,201
     o American Medical Systems Holdings, Inc.
       111,464                                                             1,822
     o Amsurg Corp.  47,558                                                1,130
       Analogic Corp.  22,387                                              1,048
     o Apria Healthcare Group, Inc.  82,766                                1,909
       Arrow International, Inc.  66,700                                   1,930
     o Arthrocare Corp.  31,874                                            1,171
    @o Beverly Enterprises, Inc.  179,059                                  2,102
     o Bio-Rad Laboratories, Inc., Class A  39,731                         2,325
    @o Biosite, Inc.  23,322                                               1,288
     o Bruker BioSciences Corp.  43,500                                      181
     o Centene Corp.  62,090                                               1,251
 @o(3) Cerner Corp.  58,675                                                4,955
       Chemed Corp.  37,606                                                1,808
     o Conmed Corp.  47,704                                                1,144
     o Cross Country Healthcare, Inc.  2,519                                  46
     o Cyberonics  38,996                                                  1,171
     o Dendrite International, Inc.  66,922                                1,175
       Diagnostic Products Corp.  48,211                                   2,030
     o DJ Orthopedics, Inc.  9,670                                           281
     o Eclipsys Corp.  69,364                                              1,110
    @o eResearch Technology, Inc.  74,991                                  1,075
    @o Foxhollow Technologies, Inc.  35,300                                1,599
     o Genesis HealthCare Corp.  32,984                                    1,339
     o Haemonetics Corp.  41,800                                           2,025
     o HealthExtras, Inc.  57,000                                          1,200
     o Hologic, Inc.  33,970                                               1,884
     o IDX Systems Corp.  45,606                                           1,979
     o Immucor, Inc.  71,437                                               1,852
     o Integra LifeSciences Holdings Corp.  44,648                         1,540
     o Intermagnetics General Corp.  43,353                                1,242
 =o(5) Intuitive Surgical, Inc.  49,955                                    4,433
       Invacare Corp.  47,186                                              1,594
    @o Kindred Healthcare, Inc.  54,813                                    1,535
     o Kyphon, Inc.  63,651                                                2,552
     o LabOne, Inc.  26,823                                                1,177
    @o Laserscope  33,260                                                    898
    =o LifePoint Hospitals, Inc.  81,441                                   3,184
     o Magellan Health Services, Inc.  49,963                              1,485

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       Matthews International Corp., Class A
       53,566                                                              1,925
     o Medco Health Solutions, Inc.  2,495                                   141
     = Mentor Corp.  70,133                                                3,156
     o Molina Healthcare, Inc.  44,813                                       921
     o NDCHealth Corp.  4,519                                                 85
    @o Nektar Therapeutics  130,954                                        1,972
       Owens & Minor, Inc.  61,646                                         1,816
     o Parexel International Corp.  43,237                                   946
    =o Pediatrix Medical Group, Inc.  39,726                               3,061
     o Per-Se Technologies, Inc.  781                                         17
       PolyMedica Corp.  18,532                                              612
     o PSS World Medical, Inc.  100,094                                    1,394
     o Psychiatric Solutions, Inc.  32,530                                 1,779
     o SFBC International, Inc.  24,874                                    1,061
    =o Sierra Health Services, Inc.  43,728                                3,280
       Steris Corp.  112,792                                               2,573
       Stewart Enterprises, Inc., Class A  171,003                           872
    @o Sunrise Senior Living, Inc.  65,322                                 2,113
     o Sybron Dental Specialties, Inc.  64,459                             2,765
     o Symmetry Medical, Inc.  46,857                                      1,037
     o Thoratec Corp.  92,580                                              1,831
     o United Surgical Partners International,
       Inc.  70,378                                                        2,523
     o Varian, Inc.  57,713                                                2,122
    =o VCA Antech, Inc.  135,670                                           3,500
     o Ventana Medical Systems, Inc.  54,500                               2,089
     o Ventiv Health, Inc.  39,444                                           996
     o VistaCare, Inc., Class A  16,463                                      190
     o WellCare Health Plans, Inc.  57,313                                 1,805
       West Pharmaceutical Services, Inc.  52,350                          1,255
     o Wright Medical Group, Inc.  49,600                                    923
                                                                     -----------
                                                                         120,827
       HOTELS RESTAURANTS & LEISURE 3.0%
       -------------------------------------------------------------------------
       AFC Enterprises, Inc.  41,917                                         486
       Ameristar Casinos, Inc.  89,790                                     1,915
     o Aztar Corp.  54,200                                                 1,630
     o Bluegreen Corp.  43,588                                               661
       Bob Evans Farms, Inc.  40,445                                         906
    =o CEC Entertainment, Inc.  58,891                                     1,991
       Cedar Fair L.P.  51,763                                             1,427
       Churchill Downs, Inc.  20,324                                         653
     @ CKE Restaurants, Inc.  85,450                                       1,087
       Domino's Pizza, Inc.  82,035                                        1,962
     o Gaylord Entertainment Co.  59,934                                   2,366
     o Great Wolf Resorts, Inc.  30,742                                      271
       IHOP Corp.  33,472                                                  1,581
    @o Isle of Capri Casinos, Inc.  46,292                                   985
     o Jack in the Box, Inc.  60,436                                       1,795
     o La Quinta Corp.  298,380                                            2,492
       Landry's Restaurants, Inc.  45,707                                  1,257
     o Life Time Fitness, Inc.  33,955                                     1,261
       Lone Star Steakhouse & Saloon, Inc.  30,249                           781
    @o P.F. Chang's China Bistro, Inc.  40,200                             1,839
    @o Panera Bread Co., Class A  47,322                                   2,801
     o Papa John's International, Inc.  27,826                             1,445
     o Pinnacle Entertainment, Inc.  61,603                                1,167
     o Rare Hospitality International Inc.  53,116                         1,623
     o Red Robin Gourmet Burgers, Inc.  25,000                             1,206
     @ Ruby Tuesday, Inc.  98,363                                          2,155
     o Ryan's Restaurant Group, Inc.  68,990                                 735
    @o Shuffle Master, Inc.  52,002                                        1,319
       Speedway Motorsports, Inc.  53,729                                  1,905
     o Texas Roadhouse, Inc., Class A  109,830                             1,729
       Triarc Cos., Class B  109,068                                       1,622
     o Vail Resorts, Inc.  62,900                                          2,107
     o WMS Industries, Inc.  46,967                                        1,180
                                                                     -----------
                                                                          48,340
       HOUSEHOLD & PERSONAL PRODUCTS 0.8%
       -------------------------------------------------------------------------
     o Central Garden & Pet Co.  29,096                                    1,247
     o Chattem, Inc.  32,653                                               1,078
     o Elizabeth Arden, Inc.  41,859                                         907
    @o Ionatron, Inc.  76,735                                                805
     @ Manatech, Inc.  39,844                                                367
     o NBTY, Inc.  103,860                                                 2,078
       Nu Skin Enterprises, Inc., Class A  103,089                         1,736
     o Playtex Products, Inc.  8,772                                         117
     o Revlon, Inc., Class A  588,763                                      1,731
    @o USANA Health Sciences, Inc.  31,986                                 1,408
       WD-40 Co.  27,352                                                     753
                                                                     -----------
                                                                          12,227
       INSURANCE 3.8%
       -------------------------------------------------------------------------
       21st Century Insurance Group  126,896                               2,024
       Alfa Corp.  161,099                                                 2,703
     o Arch Capital Group Ltd.  51,588                                     2,554
     o Argonaut Group, Inc.  49,800                                        1,452
       Baldwin & Lyons, Inc., Class B  8,444                                 217
       Bristol West Holdings, Inc.  41,232                                   795
     o CNA Surety Corp.  71,600                                            1,005
       Commerce Group, Inc.  3,561                                           202
     o Covanta Holding Corp.  142,955                                      1,657
       Delphi Financial Group, Inc., Class A
       51,722                                                              2,423
       FBL Financial Group, Inc., Class A  47,368                          1,477

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       Great American Financial Resources, Inc.
       89,165                                                              1,821
       Harleysville Group, Inc.  53,942                                    1,311
       Hilb, Rogal & Hobbs Co.  54,619                                     2,045
       Horace Mann Educators Corp.  70,900                                 1,376
       Infinity Property & Casualty Corp.  33,561                          1,249
       Kansas City Life Insurance Co.  20,870                              1,064
       Landamerica Financial Group, Inc.  30,845                           1,948
       The Midland Co.  31,979                                             1,208
     o National Western Life Insurance Co., Class
       A  5,594                                                            1,133
     o Navigators Group, Inc.  2,773                                         108
     @ Odyssey Re Holdings Corp.  104,814                                  2,692
       Ohio Casualty Corp.  101,777                                        2,776
    =o Philadelphia Consolidated Holding Co.
       36,819                                                              3,544
     @ The Phoenix Cos., Inc.  155,172                                     2,009
     o ProAssurance Corp.  48,289                                          2,260
       RLI Corp.  41,340                                                   2,222
       Selective Insurance Group, Inc.  46,050                             2,529
       State Auto Financial Corp.  69,408                                  2,286
       Stewart Information Services Corp.  27,927                          1,422
     o Triad Guaranty, Inc.  22,793                                          959
       UICI  69,731                                                        2,519
       United Fire & Casualty Co.  34,300                                  1,544
     o Universal American Financial Corp.  89,527                          1,325
     o USI Holdings Corp.  81,071                                          1,066
       Zenith National Insurance Corp.  49,545                             2,231
                                                                     -----------
                                                                          61,156
       MATERIALS 5.1%
       -------------------------------------------------------------------------
       Albemarle Corp.  72,619                                             2,548
       Alliance Resource Partners L.P.  53,872                             2,276
       AMCOL International Corp.  46,576                                     946
     = Aptargroup, Inc.  60,297                                            3,087
       Arch Chemicals, Inc.  37,275                                          979
     o Buckeye Technologies, Inc.  9,909                                      74
       Cambrex Corp.  43,242                                                 825
       Carpenter Technology Corp.  37,777                                  2,278
     o Century Aluminum Co.  47,074                                          856
     = Chemtura Corp.  366,090                                             3,917
       Chesapeake Corp.  5,446                                               110
     @ Cleveland-Cliffs, Inc.  31,946                                      2,605
    @o Coeur D'Alene Mines Corp.  347,500                                  1,310
       Compass Minerals International, Inc.
       51,130                                                              1,145
     = Eagle Materials, Inc.  31,173                                       3,320
       Ferro Corp.  62,201                                                 1,110
    =o FMC Corp.  58,253                                                   3,171
       Foundation Coal Holdings, Inc.  69,624                              2,611
       Georgia Gulf Corp.  52,624                                          1,531
       Gibraltar Industries, Inc.  44,711                                    905
       Glatfelter  72,680                                                    988
     o Graphic Packaging Corp.  328,644                                      871
       Greif, Inc., Class A  37,116                                        2,264
       H.B. Fuller Co.  47,383                                             1,420
    @o Headwaters, Inc.  55,649                                            1,772
     o Hecla Mining Co.  135,100                                             455
     o Hercules, Inc.  185,114                                             2,062
       Longview Fibre Co.  75,895                                          1,427
       MacDermid, Inc.  50,180                                             1,405
       Minerals Technologies, Inc.  32,285                                 1,726
     @ Natural Resource Partners L.P.  21,966                              1,163
     @ NL Industries, Inc.  88,023                                         1,492
       Olin Corp.  101,191                                                 1,809
     o OM Group, Inc.  44,462                                                711
     o Oregon Steel Mills, Inc.  52,241                                    1,326
     @ Penn Virginia Resource Partners L.P.
       20,538                                                              1,100
     o PolyOne Corp.  151,784                                                876
       Potlatch Corp.  48,887                                              2,187
       Quanex Corp.  40,839                                                2,365
       Reliance Steel & Aluminum Co.  48,307                               2,754
     @ Schnitzer Steel Industries, Inc., Class A
       48,991                                                              1,563
       Sensient Technologies Corp.  74,547                                 1,319
       Silgan Holdings, Inc.  61,392                                       1,975
       Spartech Corp.  48,885                                                927
     o Stillwater Mining Co.  147,127                                      1,486
     o Symyx Technologies, Inc.  47,700                                    1,276
     o Terra Industries, Inc.  153,500                                       938
       Texas Industries, Inc.  34,151                                      1,694
       USEC, Inc.  125,199                                                 1,252
     o W.R. Grace & Co.  97,700                                              735
       Wausau Paper Corp.  79,202                                            867
       Worthington Industries, Inc.  137,735                               2,771
                                                                     -----------
                                                                          82,580
       MEDIA 2.5%
       -------------------------------------------------------------------------
       Advo, Inc.  46,050                                                  1,137
       Arbitron, Inc.  49,217                                              1,841
    @o Catalina Marketing Corp.  89,622                                    2,336
     o Cox Radio, Inc., Class A  67,472                                      965
     o Crown Media Holdings, Inc., Class A  25,696                           275
     o Cumulus Media, Inc., Class A  85,560                                1,040
    @o Emmis Communications Corp., Class A  54,139                         1,060
     o Entercom Communications Corp.  81,209                               2,345
     o Fisher Communications, Inc.  2,261                                    110
       Gray Television, Inc.  79,673                                         717
       Hearst-Argyle Television, Inc.  71,334                              1,709

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       Hollinger International, Inc., Class A
       134,680                                                             1,181
     o Insight Communications Co., Class A  96,120                         1,105
       Journal Communications, Inc., Class A
       131,427                                                             1,860
     o Journal Register Co.  64,734                                        1,038
       Liberty Corp.  28,289                                               1,314
    @o Martha Stewart Living Omnimedia, Class A
       81,100                                                              1,397
       Media General, Inc., Class A  38,377                                2,024
     o Mediacom Communications Corp., Class A
       196,771                                                             1,143
    @o Primedia, Inc.  412,119                                               865
     o ProQuest Co.  47,169                                                1,399
     o Radio One, Inc., Class A  164,537                                   1,950
       The Reader's Digest Association, Inc.,
       Class A  147,171                                                    2,255
     o Salem Communications Corp., Class A  41,928                           785
     o Scholastic Corp.  64,888                                            2,112
       Sinclair Broadcast Group, Inc., Class A
       141,487                                                             1,173
     o Spanish Broadcasting System, Class A
       101,506                                                               619
    =o Valassis Communications, Inc.  85,762                               2,680
       Value Line, Inc.  18,105                                              706
       World Wrestling Entertainment, Inc.  94,294                         1,202
                                                                     -----------
                                                                          40,343
       PHARMACEUTICALS & BIOTECHNOLOGY 4.1%
       -------------------------------------------------------------------------
     o aaiPharma, Inc.  12,600                                                 5
     o Abgenix, Inc.  139,245                                              1,448
     o Albany Molecular Research, Inc.  9,098                                122
     o Alexion Pharmaceuticals, Inc.  41,356                               1,133
    @o Alkermes, Inc.  140,224                                             2,284
       Alpharma, Inc., Class A  90,791                                     2,260
     o Andrx Corp.  108,155                                                1,673
    @o Atherogenics, Inc.  56,500                                            847
     o Celera Genomics Group--Applera Corp.
       120,958                                                             1,437
     o Connetics Corp.  52,703                                               687
    @o CV Therapeutics, Inc.  52,307                                       1,311
     o Encysive Pharmaceuticals, Inc.  52,943                                556
     o Enzo Biochem, Inc.  52,193                                            712
     o Enzon Pharmaceuticals, Inc.  1,537                                     11
     o Eyetech Pharmaceuticals, Inc.  63,808                               1,126
    @o First Horizon Pharmaceutical Corp.  60,503                            873
     o Genzyme Corp.  222                                                     16
    @o Human Genome Sciences, Inc.  205,140                                1,713
    @o ICOS Corp.  105,140                                                 2,837
    @o Idenix Pharmaceuticals, Inc.  33,859                                  705
    @o Impax Laboratories, Inc.  88,648                                      938
     o Incyte Corp.  135,257                                                 675
    =o Kos Pharmaceuticals, Inc.  61,130                                   3,668
     o KV Pharmaceutical Co., Class A  76,401                              1,309
    @o Ligand Pharmaceuticals, Inc., Class B
       108,580                                                               940
    @o Martek Biosciences Corp.  47,168                                    1,456
    @o Medarex, Inc.  138,860                                              1,214
     o Medicines Co.  74,857                                               1,283
    =o MGI Pharma, Inc.  111,363                                           2,089
     o Myriad Genetics, Inc.  48,680                                         943
     o Nabi Biopharmaceuticals  90,613                                     1,164
     o Neurocrine Biosciences, Inc.  57,408                                3,032
    @o NitroMed, Inc.  46,434                                                755
    @o Onyx Pharmaceuticals, Inc.  54,114                                  1,390
     o Par Pharmaceutical Cos., Inc.  53,100                               1,374
       Perrigo Co.  114,002                                                1,524
     o Pharmion Corp.  50,829                                                960
 =o(6) Protein Design Labs, Inc.  155,921                                  4,369
     o Regeneron Pharmaceuticals, Inc.  6,564                                 82
     o Salix Pharmaceuticals Ltd.  55,200                                    990
    @o Serologicals Corp.  49,800                                            970
    =o Techne Corp.  68,072                                                3,691
    @o Telik, Inc.  79,491                                                 1,188
     o Theravance, Inc.  54,044                                            1,171
    @o United Therapeutics Corp.  32,333                                   2,388
    @o Vertex Pharmaceuticals, Inc.  138,194                               3,144
     o Zymogenetics, Inc.  63,117                                          1,106
                                                                     -----------
                                                                          65,569
       REAL ESTATE 7.3%
       -------------------------------------------------------------------------
     o Alexander's, Inc.  7,897                                            1,895
       Alexandria Real Estate Equities, Inc.
       31,429                                                              2,541
       American Financial Realty Trust  190,692                            2,347
     @ American Home Mortgage Investment Corp.
       72,978                                                              1,973
     o American Real Estate Partners L.P.  20,101                            693
       AMLI Residential Properties  39,808                                 1,507
       Anthracite Capital, Inc.  83,413                                      875
       BioMed Realty Trust, Inc.  66,183                                   1,655
       Brandywine Realty Trust  84,006                                     2,302
       Capital Automotive Real Estate Investment
       Trust  68,100                                                       2,630
       CarrAmerica Realty Corp.  80,716                                    2,658
     @ Colonial Properties Trust  57,841                                   2,528
       Commercial Net Lease Realty  81,282                                 1,575
       Corporate Office Properties Trust SBI
       56,653                                                              1,969
       Cousins Properties, Inc.  76,856                                    2,270

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     @ Crescent Real Estate Equity Co.  147,623                            2,945
       EastGroup Properties, Inc.  32,937                                  1,439
       Entertainment Properties Trust  39,270                              1,575
       Equity Inns, Inc.  81,317                                           1,060
       Equity Lifestyle Properties, Inc.  35,810                           1,516
       Equity One, Inc.  93,734                                            2,198
       Essex Property Trust, Inc.  35,995                                  3,235
     o FelCor Lodging Trust, Inc.  93,080                                  1,389
       First Industrial Realty Trust  61,241                               2,488
       Getty Realty Corp.  38,661                                          1,054
       Glenborough Realty Trust, Inc.  56,328                              1,078
     @ Glimcher Realty Trust  55,704                                       1,280
       Global Signal, Inc.  86,141                                         3,571
     @ Health Care Real Estate Investment Trust,
       Inc.  77,307                                                        2,724
       Healthcare Realty Trust, Inc.  69,952                               2,647
     @ Heritage Property Investment Trust  73,290                          2,389
       Highwoods Properties, Inc.  82,783                                  2,335
       Home Properties, Inc.  52,219                                       2,029
     @ IMPAC Mortgage Holdings, Inc.  116,665                              1,171
       Inland Real Estate Corp.  81,739                                    1,165
     o Jones Lang LaSalle, Inc.  52,100                                    2,620
       Kilroy Realty Corp.  44,568                                         2,503
       LaSalle Hotel Properties  44,504                                    1,575
     @ Lexington Corp. Properties Trust  75,724                            1,649
       Maguire Properties, Inc.  66,833                                    2,005
     o MeriStar Hospitality Corp.  136,823                                 1,186
       MFA Mortgage Investments, Inc.  125,920                               724
       Mid-America Apartment Communities, Inc.
       31,980                                                              1,492
       National Health Investors, Inc.  43,136                             1,158
     @ Nationwide Health Properties, Inc.  102,452                         2,376
       Newcastle Investment Corp.  66,017                                  1,736
     @ Novastar Financial, Inc.  43,699                                    1,286
       Parkway Properties, Inc.  22,100                                    1,039
       Pennsylvania Real Estate Investment Trust
       53,545                                                              2,061
       Post Properties, Inc.  62,362                                       2,544
       Prentiss Properties Trust  67,086                                   2,647
       PS Business Parks, Inc.  34,224                                     1,593
       RAIT Investment Trust  39,573                                       1,051
       Redwood Trust, Inc.  36,588                                         1,703
       Saxon Capital, Inc.  78,154                                           778
       Senior Housing Properties Trust  107,347                            1,901
     @ Sovran Self Storage, Inc.  24,628                                   1,146
       Spirit Finance Corp.  83,670                                          939
       Sun Communities, Inc.  29,753                                         907
       Sunstone Hotel Investors, Inc.  55,730                              1,248
       Tanger Factory Outlet Centers  43,034                               1,157
       Taubman Centers, Inc.  78,307                                       2,582
    @o Tejon Ranch Co.  24,796                                             1,101
     o Trammell Crow Co.  62,635                                           1,602
       U-store-it Trust  55,444                                            1,157
       W.P. Carey & Co. LLC  41,012                                        1,052
       Washington Real Estate Investment Trust
       57,619                                                              1,720
                                                                     -----------
                                                                         118,944
       RETAILING 5.4%
       -------------------------------------------------------------------------
     o 99 Cents Only Stores  109,029                                       1,052
       Aaron Rents, Inc.  82,333                                           1,622
     o Aeropostale, Inc.  85,391                                           1,668
     o AnnTaylor Stores Corp.  108,246                                     2,627
     = Bebe Stores  140,641                                                1,989
     o Big Lots, Inc.  171,098                                             1,980
     @ Blockbuster, Inc., Class A  283,923                                 1,295
       The Buckle, Inc.  35,650                                            1,313
    @o Build-A-Bear Workshop, Inc.  29,183                                   699
       Building Material Holding Corp.  21,402                             1,819
       Burlington Coat Factory Warehouse Corp.
       73,919                                                              2,850
    @o Cabela's, Inc., Class A  62,462                                     1,024
       The Cato Corp., Class A  51,211                                     1,023
     o Charming Shoppes, Inc.  199,826                                     2,238
     o The Children's Place Retail Stores, Inc.
       40,744                                                              1,749
       Christopher & Banks Corp.  55,937                                     748
     o Coldwater Creek, Inc.  93,431                                       2,522
     o Cost Plus, Inc.  32,921                                               506
     o CSK Auto Corp.  77,069                                              1,166
    @o Dick's Sporting Goods, Inc.  55,064                                 1,648
       The Finish Line, Class A  75,643                                    1,183
       Fred's, Inc.  47,178                                                  703
 @o(7) Gamestop Corp., Class A  116,025                                    4,116
     o Genesco, Inc.  32,711                                               1,204
     o Group 1 Automotive, Inc.  34,140                                      944
     o GSI Commerce, Inc.  60,646                                            969
     o Guess?, Inc.  72,187                                                1,958
    @o Guitar Center, Inc.  39,464                                         2,056
     o Hibbet Sporting Goods, Inc.  56,175                                 1,473
     o HOT Topic, Inc.  70,651                                             1,052
    @o IAC/InterActiveCorp  55,885                                         1,431
     o Insight Enterprises, Inc.  75,537                                   1,550
     o Jo-Ann Stores, Inc.  34,401                                           503
     o Linens 'N Things, Inc.  70,762                                      1,779
    =o The Men's Wearhouse, Inc.  89,826                                   2,219
     @ Movie Gallery, Inc.  48,682                                           339
    @o NetFlix, Inc.  91,400                                               2,414
     o New York & Co, Inc.  71,672                                           968
    @o Overstock.com, Inc.  30,100                                         1,003
    =o The Pantry, Inc.  33,576                                            1,299
     o Payless Shoesource, Inc.  112,566                                   2,068

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       Pep Boys-Manny, Moe & Jack  89,391                                  1,234
       Pier 1 Imports, Inc.  137,189                                       1,416
     o Priceline.com, Inc.  64,242                                         1,219
       Regis Corp.  65,500                                                 2,513
    @o Select Comfort Corp.  54,437                                        1,192
       Sonic Automotive, Inc.  44,861                                        992
    @o The Sports Authority, Inc.  41,100                                  1,144
     o Stage Stores, Inc.  41,250                                          1,143
       Stein Mart, Inc.  69,417                                            1,274
       Talbots, Inc.  93,769                                               2,446
     o TBC Corp.  34,844                                                   1,205
     o Too, Inc.  57,176                                                   1,624
     o Tractor Supply Co.  51,162                                          2,481
       Tuesday Morning Corp.  64,481                                       1,547
       United Auto Group, Inc.  46,148                                     1,557
    =o Zale Corp.  81,259                                                  2,278
                                                                     -----------
                                                                          88,034
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.3%
       -------------------------------------------------------------------------
     o Advanced Energy Industries, Inc.  77                                    1
     o AMIS Holdings, Inc.  125,998                                        1,404
    @o Amkor Technology, Inc.  262,732                                     1,387
     o Applied Micro Circuits Corp.  461,563                               1,126
     o Asyst Technologies, Inc.  29,651                                      128
    @o Atheros Communications, Inc.  69,270                                  601
     o Atmel Corp.  706,431                                                1,738
     o ATMI, Inc.  51,954                                                  1,419
     o Axcelis Technologies, Inc.  165,541                                   720
     o Brooks Automation, Inc.  66,034                                       773
    @o Cabot Microelectronics Corp.  39,864                                1,172
    @o Conexant Systems, Inc.  760,209                                     1,475
     o Credence Systems Corp.  159,414                                     1,227
    @o Cree, Inc.  108,896                                                 2,618
     o Cymer, Inc.  60,930                                                 2,123
    @o Cypress Semiconductor Corp.  195,433                                2,658
     o DSP Group, Inc.  47,200                                             1,160
     o Entegris, Inc.  151,923                                             1,483
     o Exar Corp.  72,618                                                    914
     o FEI Co.  49,346                                                       933
     o Formfactor, Inc.  57,251                                            1,410
     o Genesis Microchip, Inc.  1,189                                         23
     o Integrated Device Technology, Inc.  197,821                         1,954
     o Kopin Corp.  73,817                                                   417
     o Lattice Semiconductor Corp.  187,852                                  823
     o Micrel, Inc.  146,439                                               1,464
     o Microsemi Corp.  93,524                                             2,167
     o MKS Instruments, Inc.  88,775                                       1,675
    @o Omnivision Technologies, Inc.  83,773                               1,080
     o ON Semiconductor Corp.  414,285                                     1,922
     o Photronics, Inc.  58,900                                            1,060
     o Power Integrations, Inc.  51,207                                    1,081
     o RF Micro Devices, Inc.  279,677                                     1,465
     o Semtech Corp.  113,829                                              1,717
    @o Sigmatel, Inc.  55,088                                                750
     o Silicon Image, Inc.  118,000                                        1,083
     o Silicon Laboratories, Inc.  83,700                                  2,693
     o Skyworks Solutions, Inc.  237,871                                   1,275
     o Tessera Technologies, Inc.  65,089                                  1,816
     o Varian Semiconductor Equipment Associates,
       Inc.  55,268                                                        2,090
    @o Vitesse Semiconductor Corp.  327,762                                  541
                                                                     -----------
                                                                          53,566
       SOFTWARE & SERVICES 7.9%
       -------------------------------------------------------------------------
     o Advent Software, Inc.  55,114                                       1,693
    @o Akamai Technologies, Inc.  208,157                                  3,609
     o Altiris, Inc.  44,345                                                 749
     o Ansys, Inc.  51,298                                                 1,911
     o Anteon International Corp.  53,340                                  2,411
    @o aQuantive, Inc.  91,020                                             1,971
    @o Ariba, Inc.  54,105                                                   423
    @o BearingPoint, Inc.  303,490                                         2,131
     o The BISYS Group, Inc.  181,733                                      2,304
     o Borland Software Corp.  146,391                                       739
    =o CACI International, Inc., Class A  48,231                           2,631
     o CMGI, Inc.  664,676                                                 1,050
     o CNET Networks, Inc.  224,828                                        3,055
     o CSG Systems International, Inc.  86,182                             2,026
     o Digital Insight Corp.  58,655                                       1,750
     o Digital River, Inc.  50,810                                         1,423
     o Digitas, Inc.  129,700                                              1,401
     o Earthlink, Inc.  260,354                                            2,867
     o eFunds Corp.  67,300                                                1,388
     o Epicor Software Corp.  73,952                                         908
    @o Equinix, Inc.  29,991                                               1,106
     o Euronet Worldwide, Inc.  54,200                                     1,523
       Factset Research Systems, Inc.  71,072                              2,493
     o FileNet Corp.  65,297                                               1,838
     o Forrester Research, Inc.  8,000                                       154
     o Gartner, Inc., Class A  172,273                                     2,074
     o Homestore, Inc.  12,209                                                44
     o Informatica Corp.  143,296                                          1,705
    @o Infospace, Inc.  53,041                                             1,332
       infoUSA, Inc.  85,004                                                 911
     o Internet Security Systems  80,163                                   1,974
     o Interwoven, Inc.  46,337                                              436
     o iPayment, Inc.  20,430                                                735
    @o j2 Global Communications, Inc.  38,892                              1,719
       Jack Henry & Associates, Inc.  124,275                              2,235
     o Kanbay International, Inc.  50,318                                    734
     o Keane, Inc.  96,900                                                 1,095
     o Kronos, Inc.  49,193                                                2,256
    @o Lawson Software, Inc.  139,352                                      1,067

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     o Macrovision Corp.  73,451                                           1,384
     o Manhattan Associates, Inc.  50,749                                  1,127
     o Mantech International Corp., Class A
       41,768                                                              1,157
    @o Marchex, Inc., Class B  38,658                                        651
       MAXIMUS, Inc.  35,928                                               1,302
     o Mentor Graphics Corp.  121,767                                      1,007
     o Micromuse, Inc.  25,878                                               186
     o Micros Systems, Inc.  61,200                                        2,810
    @o MicroStrategy, Inc., Class A  26,574                                1,884
    @o Midway Games, Inc.  113,991                                         2,129
     o MPS Group, Inc.  165,064                                            2,055
     o NetIQ Corp.  90,980                                                 1,091
     o Netratings, Inc.  32,350                                              481
     o Nuance Communications, Inc.  99,039                                   509
     o Openwave Systems, Inc.  100,800                                     1,801
    =o Parametric Technology Corp.  471,910                                3,072
     o Perot Systems Corp., Class A  185,719                               2,574
     o Progress Software Corp.  60,080                                     1,871
       QAD, Inc.  8,502                                                       68
     o Quest Software, Inc.  143,478                                       1,996
     o RealNetworks, Inc.  289,943                                         2,262
     @ Renaissance Learning, Inc.  43,188                                    650
     o RSA Security, Inc.  105,421                                         1,202
     o S1 Corp.  95,940                                                      421
=o(10) Salesforce.com, Inc.  157,259                                       3,930
     o Sapient Corp.  191,488                                                994
     o Serena Software, Inc.  73,571                                       1,611
     o SonicWALL, Inc.  17,144                                               119
     o SRA International, Inc., Class A  85,460                            2,805
     o SupportSoft, Inc.  16,607                                              67
    =o Sybase, Inc.  158,962                                               3,537
       Syntel, Inc.  31,042                                                  630
    @o Take-Two Interactive Software, Inc.
       105,542                                                             2,179
    @o THQ, Inc.  97,252                                                   2,254
     o Transaction Systems Architects, Inc.,
       Class A  63,261                                                     1,709
    @o Travelzoo, Inc.  24,686                                               460
     o Ulticom, Inc.  70,394                                                 741
       United Online, Inc.  103,967                                        1,394
    @o Valueclick, Inc.  132,631                                           2,321
     o Verint Systems, Inc.  49,628                                        1,900
     o Verity, Inc.  18,030                                                  179
    @o WebEx Communications, Inc.  65,799                                  1,508
     o Websense, Inc.  38,552                                              2,278
     o Wind River Systems, Inc.  136,225                                   1,785
                                                                     -----------
                                                                         127,962
       TECHNOLOGY HARDWARE & EQUIPMENT 5.4%
       -------------------------------------------------------------------------
     o 3Com Corp.  651,848                                                 2,510
     o Adaptec, Inc.  182,113                                                749
  =(9) Adtran, Inc.  131,924                                               3,991
     o Advanced Digital Information Corp.  107,545                           983
     o Aeroflex, Inc.  119,800                                             1,085
       Agilysys, Inc.  53,400                                                798
     o Anixter International, Inc.  53,800                                 1,995
     o Arris Group, Inc.  150,394                                          1,244
     o Avocent Corp.  79,170                                               2,427
     @ Belden CDT, Inc.  75,409                                            1,503
     o Benchmark Electronics, Inc.  63,113                                 1,773
       Black Box Corp.  28,268                                             1,134
     o Brocade Communications Systems, Inc.
       429,198                                                             1,597
     o Checkpoint Systems, Inc.  56,844                                    1,364
     o CIENA Corp.  942,683                                                2,234
     o Clarent Corp.  105,200                                                  5
       Cognex Corp.  60,968                                                1,743
     o Coherent, Inc.  50,300                                              1,489
     o CommScope, Inc.  89,546                                             1,748
     o Dionex Corp.  33,772                                                1,636
     o Echelon Corp.  4,165                                                   32
     o Electro Scientific Industries, Inc.  44,287                           973
     o Electronics for Imaging  79,509                                     1,997
     o Emulex Corp.  137,008                                               2,536
     o Enterasys Networks, Inc.  2,667                                        27
     o Extreme Networks, Inc.  206,755                                       999
     o F5 Networks, Inc.  57,238                                           2,978
     o Foundry Networks, Inc.  218,228                                     2,603
    @o Gateway, Inc.  573,477                                              1,634
     o Global Imaging Systems, Inc.  35,354                                1,259
     o Harmonic, Inc.  105,897                                               488
     o Hutchinson Technology, Inc.  44,283                                 1,098
       Imation Corp.  58,903                                               2,522
       Inter-Tel, Inc.  40,402                                               748
     o Interdigital Communications Corp.  90,273                           1,732
     o Intergraph Corp.  54,133                                            2,619
     o Ixia  75,220                                                          949
     o Kemet Corp.  135,569                                                  938
     o Littelfuse, Inc.  33,699                                              826
     o Maxtor Corp.  409,626                                               1,434
       MTS Systems Corp.  34,881                                           1,394
    @o Palm, Inc.  73,780                                                  1,895
       Park Electrochemical Corp.  19,260                                    483
     o Paxar Corp.  58,861                                                 1,011
       Plantronics, Inc.  73,291                                           2,188
     o Polycom, Inc.  147,659                                              2,259
    @o Powerwave Technologies, Inc.  172,608                               1,935
     o Quantum Corp.  167,550                                                506
     o Rogers Corp.  25,733                                                  961
     o SafeNet, Inc.  35,647                                               1,182
     o Scansource, Inc.  18,910                                            1,071
     o Sonus Networks, Inc.  381,900                                       1,665
     o Sycamore Networks, Inc.  429,424                                    1,670
    @o Synaptics, Inc.  38,832                                               902

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     o SYNNEX Corp.  29,975                                                  531
    @o Taser International, Inc.  87,853                                     540
       Technitrol, Inc.  66,950                                            1,126
     o Tekelec  101,116                                                    1,387
     o UNOVA, Inc.  100,816                                                3,125
    @o Utstarcom, Inc.  176,473                                              974
     o Vishay Intertechnology, Inc.  65,709                                  745
                                                                     -----------
                                                                          87,950
       TELECOMMUNICATION SERVICES 1.2%
       -------------------------------------------------------------------------
     o Alamosa Holdings, Inc.  219,874                                     3,254
     o Arbinet-thexchange, Inc.  29,117                                      184
     o Centennial Communications Corp.  156,709                            2,321
     o Cincinnati Bell, Inc.  372,315                                      1,474
       Commonwealth Telephone Enterprises, Inc.
       34,888                                                              1,252
     o General Communication, Inc., Class A
       91,238                                                                877
     o IDT Corp., Class B  93,679                                          1,119
    @o InPhonic, Inc.  35,575                                                514
     o Iowa Telecommunications Services, Inc.
       47,019                                                                776
    @o Level 3 Communications, Inc.  1,121,772                             3,253
     o Premiere Global Services, Inc.  117,210                               994
     o Price Communications Corp.  88,483                                  1,347
       SureWest Communications  1,321                                         37
     o Ubiquitel, Inc.  153,698                                            1,328
     o Wireless Facilities, Inc.  111,115                                    743
                                                                     -----------
                                                                          19,473
       TRANSPORTATION 2.3%
       -------------------------------------------------------------------------
    @o AirTran Holdings, Inc.  127,004                                     1,900
     o Alaska Air Group, Inc.  48,950                                      1,543
     o Amerco, Inc.  31,576                                                1,842
    @o AMR Corp.  266,155                                                  3,596
       Arkansas Best Corp.  37,176                                         1,441
    @o Continental Airlines, Inc., Class B
       110,078                                                             1,425
     o Dollar Thrifty Automotive Group, Inc.
       37,425                                                              1,411
     o ExpressJet Holdings, Inc.  94,388                                     848
       Florida East Coast Industries, Class A
       37,755                                                              1,646
       Forward Air Corp.  53,478                                           1,896
       Heartland Express, Inc.  122,882                                    2,427
     o HUB Group, Inc., Class A  33,096                                    1,204
     o Kansas City Southern Railway  103,803                               2,300
     o Kirby Corp.  36,492                                                 1,885
       Knight Transportation, Inc.  86,978                                 2,367
       Macquaire Infrastructure Co. Trust  39,173                          1,175
     o Mesa Air Group, Inc.  865                                              10
     o Northwest Airlines Corp.  143,200                                      79
     o Old Dominion Freight Line  36,854                                   1,304
     o Pacer International, Inc.  61,736                                   1,596
       SkyWest, Inc.  92,821                                               2,721
       Werner Enterprises, Inc.  120,959                                   2,168
                                                                     -----------
                                                                          36,784
       UTILITIES 3.0%
       -------------------------------------------------------------------------
       Allete, Inc.  48,941                                                2,154
     o Aquila, Inc.  379,259                                               1,343
       Avista Corp.  77,880                                                1,364
       Black Hills Corp.  48,259                                           2,006
       California Water Service Group  28,183                              1,008
       CH Energy Group, Inc.  25,405                                       1,183
       Cleco Corp.  81,790                                                 1,734
     @ Duquesne Light Holdings, Inc.  106,855                              1,783
    @o Dynegy, Inc., Class A  579,523                                      2,573
     o El Paso Electric Co.  78,823                                        1,706
     @ The Empire District Electric Co.  42,273                              854
       Idacorp, Inc.  63,213                                               1,825
       Inergy L.P.  38,983                                                 1,111
       The Laclede Group, Inc.  32,284                                       965
       MGE Energy, Inc.  31,320                                            1,110
       New Jersey Resources Corp.  41,421                                  1,788
     @ Nicor, Inc.  72,983                                                 2,861
       Northwest Natural Gas Co.  42,813                                   1,481
       Otter Tail Corp.  43,359                                            1,294
       Peoples Energy Corp.  58,727                                        2,185
     @ Piedmont Natural Gas Co.  119,983                                   2,839
       PNM Resources, Inc.  94,743                                         2,402
     o Sierra Pacific Resources  174,326                                   2,258
       South Jersey Industries  48,310                                     1,350
       Southwest Gas Corp.  54,855                                         1,495
       UIL Holdings Corp.  21,550                                          1,067
       Unisource Energy Corp.  56,749                                      1,814
       WGL Holdings, Inc.  79,706                                          2,477
                                                                     -----------
                                                                          48,030

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        FACE
       SECURITY                                        AMOUNT           VALUE
        RATE, MATURITY DATE                         ($ X 1,000)      ($ X 1,000)
        SHORT-TERM INVESTMENT  0.8% of net assets

       Wachovia Bank, Grand Cayman Time
       Deposit
          3.48%, 11/01/05                                12,862           12,862

       U.S. TREASURY OBLIGATIONS  0.0% of net assets

     = U.S. Treasury Bills
          3.28%-3.40%, 12/15/05                             485              483


END OF INVESTMENTS.

       SECURITY AND NUMBER OF SHARES
       COLLATERAL INVESTED FOR SECURITIES ON LOAN
       13.4% of net assets

       SHORT-TERM INVESTMENT 13.4%
       -------------------------------------------------------------------------
       Securities Lending Investment Fund
       216,544,696                                                       216,545


END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 10/31/05. All numbers x $1,000 except number of contracts.

                                      NUMBER
                                        OF             CONTRACT       UNREALIZED
                                    CONTRACTS            VALUE          GAINS
       FUTURES CONTRACTS

       Russell 2000
       Index, e-mini
       Futures, Long
       Expires 12/17/2005                 186            12,075               66

SCHWAB CAPITAL TRUST

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

PORTFOLIO HOLDINGS as of October 31, 2005

The following is the schedule of portfolio holdings at 10/31/05. The schedule should be read in conjunction with the fund's annual report for the period ended 10/31/05.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

 >  Security is valued at fair value (see Accounting Policies)

 @  All or a portion of this security is on loan

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                ($ x 1,000)      ($ x 1,000)
--------------------------------------------------------------------------------
 99.6%  COMMON STOCK                                  1,058,474       1,212,821

  0.3%  SHORT-TERM INVESTMENT                             3,196           3,196

  0.0%  U.S. TREASURY OBLIGATION                            274             274

  0.0%  PREFERRED STOCK                                      64              74

  0.0%  WARRANTS                                            147              --

  0.0%  RIGHTS                                               --              --
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                             1,062,155       1,216,365

  2.2%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                               26,922          26,922

(2.1)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (26,001)
--------------------------------------------------------------------------------
100.0% TOTAL NET ASSETS                                               1,217,286

                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ x 1,000)
        COMMON STOCK 99.6% of net assets

        AUTOMOBILES & COMPONENTS 0.6%
        ------------------------------------------------------------------------
      o Aftermarket Technology Corp.  2,511                                   46
        American Axle & Manufacturing Holdings, Inc.  5,300                  116
        ArvinMeritor, Inc.  4,900                                             79
        Bandag, Inc.  700                                                     30
        BorgWarner, Inc.  5,400                                              313
      o Collins & Aikman Corp.  1,400                                         --
        Cooper Tire & Rubber Co.  6,400                                       87
        Dana Corp.  12,800                                                    96
      o Drew Industries, Inc.  2,400                                          69
      o Dura Automotive Systems, Inc., Class A  12,100                        36
        Federal Screw Works  250                                               4
        Ford Motor Co.  148,736                                            1,237
      @ General Motors Corp.  45,386                                       1,244
        Gentex Corp.  4,600                                                   87
     @o Goodyear Tire & Rubber Co.  12,500                                   196
        Harley-Davidson, Inc.  25,500                                      1,263
        Johnson Controls, Inc.  15,000                                     1,021
      o Keystone Automotive Industries, Inc.  1,800                           52
        Lear Corp.  5,800                                                    177
      o Midas, Inc.  1,300                                                    25
        Modine Manufacturing Co.  3,700                                      122
        Monaco Coach Corp.  1,200                                             15
      o Proliance International, Inc.  872                                     4
        Sauer-Danfoss, Inc.  3,800                                            73
        Standard Motor Products, Inc.  2,000                                  17
      o Stoneridge, Inc.  1,700                                               12
      o Strattec Security Corp.  1,500                                        71
      @ Superior Industries International, Inc.  800                          16
      o Tenneco Automotive, Inc.  1,980                                       33
        Thor Industries, Inc.  4,500                                         147
        Visteon Corp.  5,451                                                  45
        Winnebago Industries, Inc.  2,600                                     76
      o Zapata Corp.  8,000                                                   58
                                                                     -----------
                                                                           6,867

        BANKS 7.3%
        ------------------------------------------------------------------------
        1st Source Corp.  1,571                                               37
        ABC Bancorp  1,800                                                    35
        Abigail Adams National Bancorp  550                                    8
     @o Accredited Home Lenders Holding Co.  2,500                            90
        Alabama National Bancorp  1,600                                      103
        Amcore Financial, Inc.  1,200                                         36
        Amegy Bancorp, Inc.  7,000                                           162
        AmSouth Bancorp.  28,403                                             717
        Anchor Bancorp Wisconsin, Inc.  3,100                                 98
        Arrow Financial Corp.  1,020                                          27
        Associated Banc-Corp.  15,500                                        484
        Astoria Financial Corp.  10,500                                      293
        Bancfirst Corp.  500                                                  42
        Bancorpsouth, Inc.  7,612                                            169
        BancTrust Financial Group, Inc.  1,100                                20
        Bank Mutual Corp.  6,168                                              64
   =(7) Bank of America Corp.  338,518                                    14,807
        Bank of Hawaii Corp.  3,500                                          180

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
      @ Bank of the Ozarks, Inc.  2,800                                       98
        BankAtlantic Bancorp, Inc., Class A  2,200                            31
        BankUnited Financial Corp., Class A  2,200                            52
        Banner Corp.  1,200                                                   36
        Bay View Capital Corp.  506                                            8
        BB&T Corp.  46,386                                                 1,964
        Berkshire Bancorp, Inc.  3,600                                        61
        Berkshire Hills Bancorp, Inc.  1,400                                  49
        BOK Financial Corp.  4,540                                           200
        Boston Private Financial Holdings, Inc.  2,129                        62
        Brookline Bancorp, Inc.  2,405                                        34
        Bryn Mawr Bank Corp.  1,400                                           29
        Camco Financial Corp.  700                                            10
        Camden National Corp.  700                                            24
        Capital City Bank Group, Inc.  1,875                                  68
      o Capital Crossing Bank  2,000                                          68
        Capitol Bancorp Ltd.  1,500                                           52
        Capitol Federal Financial  6,920                                     241
        Cascade Bancorp  2,655                                                61
        Cathay General Bancorp., Inc.  3,200                                 125
        Cavalry Bancorp, Inc.  500                                            11
      o Central Coast Bancorp  1,830                                          45
        Central Pacific Financial Co.  3,400                                 123
        Century Bancorp, Inc., Class A  800                                   25
        Charter Financial Corp.  900                                          33
        CharterMac  3,900                                                     80
        Chemical Financial Corp.  1,383                                       45
      @ Chittenden Corp.  2,272                                               65
        Citizens Banking Corp. Michigan  4,590                               134
        Citizens First Bancorp, Inc.  700                                     15
        Citizens South Banking Corp.  1,000                                   12
        City Holding Co.  1,800                                               66
        City National Corp.  3,100                                           227
      @ Coastal Financial Corp.  3,034                                        46
        The Colonial BancGroup, Inc.  10,100                                 246
        Columbia Bancorp  700                                                 28
        Columbia Banking Systems, Inc.  1,951                                 56
        Comerica, Inc.  13,496                                               780
      @ Commerce Bancorp, Inc. N.J.  11,320                                  345
        Commerce Bancshares, Inc.  12,697                                    675
        The Commercial Capital Bancorp, Inc.  5,362                           86
        Commercial Federal Corp.  3,000                                      103
        Community Bank System, Inc.  1,400                                    33
        Community Trust Bancorp, Inc.  2,487                                  86
        Compass Bancshares, Inc.  11,400                                     556
      @ Corus Bankshares, Inc.  2,000                                        110
        Countrywide Financial Corp.  45,000                                1,430
        Cullen/Frost Bankers, Inc.  3,300                                    174
        CVB Financial Corp.  4,227                                            83
        Dime Community Bancshares, Inc.  3,375                                49
        Doral Financial Corp.  9,900                                          85
        Downey Financial Corp.  2,000                                        122
        East-West Bancorp, Inc.  2,600                                       100
        Exchange National Bancshares, Inc.  750                               21
        Fannie Mae  81,400                                                 3,868
        Fidelity Bankshares, Inc.  2,899                                      82
        Fifth Third Bancorp  42,601                                        1,711
        First Bancorp Puerto Rico  4,200                                      48
        First Busey Corp.  1,500                                              30
        First Charter Corp.  3,500                                            89
        First Citizens BancShares, Inc., Class A  300                         50
        First Commonwealth Financial Corp.  2,504                             33
        First Financial Bancorp  1,839                                        34
        First Financial Bancshares, Inc.  2,000                               72
        First Financial Corp. Indiana  600                                    16
        First Financial Holdings, Inc.  1,400                                 41
      = First Horizon National Corp.  10,800                                 418
        First Indiana Corp.  1,375                                            48
        First M & F Corp.  1,000                                              34
        First Merchants Corp.  1,041                                          26
        First Midwest Bancorp, Inc. Illinois  3,125                          119
        First Niagra Financial Group, Inc.  7,670                            113
        First Oak Brook Bancshares, Inc.  1,500                               40
        The First of Long Island Corp.  2,000                                 83
        First Place Financial Corp. Ohio  2,900                               65
        First Republic Bank  1,200                                            45
        First United Corp.  2,200                                             43
      o FirstFed Financial Corp.  2,900                                      155
        FirstMerit Corp.  7,300                                              193
        Flagstar Bancorp., Inc.  6,200                                        83
        Flushing Financial Corp.  3,300                                       53
        FNB Corp.  2,639                                                      47
        Freddie Mac  57,700                                                3,540
        Fremont General Corp.  6,200                                         134
        Frontier Financial Corp.  1,050                                       34
      @ Fulton Financial Corp.  13,977                                       235
        Glacier Bancorp, Inc.  4,765                                         140
        Gold Banc Corp., Inc.  1,400                                          21
        Golden West Financial Corp.  23,800                                1,398
        Great Southern Bancorp, Inc.  1,400                                   40
        Greater Bay Bancorp  5,406                                           136
        Hancock Holding Co.  2,100                                            75
        Harbor Florida Bancshares, Inc.  1,100                                39
        Harleysville National Corp.  1,214                                    25
        Heritage Financial Corp.  735                                         18
        Hibernia Corp., Class A  12,600                                      374
        Home Federal Bancorp  800                                             20
        Horizon Financial Corp.  2,156                                        46
        Hudson City Bancorp, Inc.  48,731                                    577

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
        Hudson United Bancorp  3,240                                         134
      @ Huntington Bancshares, Inc.  18,290                                  425
        IBERIABANK Corp.  875                                                 47
        Independence Community Bank Corp.  6,600                             261
        Independent Bank Corp.  1,000                                         30
        Independent Bank Corp. Michigan  1,717                                49
        IndyMac Bancorp, Inc.  3,400                                         127
        Integra Bank Corp.  1,225                                             25
        Interchange Financial Services Corp.  1,575                           27
        International Bancshares Corp.  4,577                                137
        Irwin Financial Corp.  3,700                                          77
      o ITLA Capital Corp.  700                                               35
        KeyCorp, Inc.  34,300                                              1,106
        Lakeland Financial Corp.  1,100                                       45
        M&T Bank Corp.  8,962                                                964
        MAF Bancorp., Inc.  2,028                                             84
        Main Street Banks, Inc.  1,000                                        27
        MainSource Financial Group, Inc.  1,653                               30
      @ Marshall & Ilsley Corp.  19,150                                      823
        MASSBANK Corp.  1,500                                                 43
        MB Financial, Inc.  1,800                                             67
        Mercantile Bankshares Corp.  5,574                                   314
        Merchants Bancshares, Inc.  750                                       19
        MGIC Investment Corp.  9,300                                         551
        Mid-State Bancshares  3,500                                           95
        Midwest Banc Holdings, Inc.  1,300                                    29
        MutualFirst Financial, Inc.  2,000                                    44
        Nara Bancorp, Inc.  4,000                                             72
        National City Corp.  56,821                                        1,831
        National Penn Bancshares, Inc.  1,415                                 28
        NBT Bancorp., Inc.  1,400                                             33
        NetBank, Inc.  3,300                                                  26
      @ New York Community Bancorp, Inc.  22,697                             367
        NewMil Bancorp, Inc.  1,000                                           29
        North Fork Bancorp., Inc.  38,411                                    973
        North Valley Bancorp  1,500                                           26
        Northrim BanCorp, Inc.  2,500                                         62
        Northway Financial, Inc.  200                                          7
        Northwest Bancorp, Inc.  5,000                                       113
        Oak Hill Financial, Inc.  1,000                                       31
        OceanFirst Financial Corp.  1,050                                     24
      o Ocwen Financial Corp.  5,920                                          46
        Old National Bancorp.  6,244                                         137
        Omega Financial Corp.  1,000                                          29
        Oriental Financial Group  1,663                                       21
        PAB Bankshares, Inc.  700                                             12
        Pacific Capital Bancorp.  2,844                                      103
        Park National Corp.  845                                              91
        Partners Trust Financial Group, Inc.  3,970                           46
        Pennfed Finance Services, Inc.  4,000                                 78
      @ Peoples Bank-Bridgeport  12,375                                      398
        Peoples Financial Corp.  3,000                                        53
        PFF Bancorp, Inc.  1,680                                              50
        The PMI Group, Inc.  8,100                                           323
        PNC Financial Services Group, Inc.  24,500                         1,487
      @ Popular, Inc.  21,700                                                440
        Prosperity Bancshares, Inc.  2,400                                    73
        Provident Bankshares Corp.  1,657                                     58
        Provident Financial Holdings  750                                     20
        Provident Financial Services, Inc.  917                               16
        R&G Financial Corp., Class B  2,550                                   25
        Radian Group, Inc.  6,702                                            349
        Regions Financial Corp.  39,314                                    1,280
        Renasant Corp.  750                                                   24
        Republic Bancorp, Inc.  5,135                                         70
        Republic Bancorp, Inc., Class A  1,653                                34
        S&T Bancorp, Inc.  1,400                                              52
        Sandy Spring Bancorp, Inc.  2,900                                    102
        Santander BanCorp  4,686                                             119
        Seacoast Banking Corp. of Florida  1,980                              45
        Shore Bancshares, Inc.  500                                           16
        Simmons First National Corp., Class A  1,000                          28
        Sky Financial Group, Inc.  8,510                                     239
        The South Financial Group, Inc.  4,500                               124
        Southwest Bancorp, Inc. Oklahoma  3,300                               77
        Sovereign Bancorp, Inc.  28,942                                      624
        State Bancorp, Inc.  1,058                                            20
        Sterling Bancorp NY  1,827                                            36
        Sterling Bancshares, Inc. Texas  2,100                                31
        Sterling Financial Corp. Pennsylvania  1,562                          33
      o Sterling Financial Corp. Washington  1,827                            46
        Suffolk Bancorp  2,400                                                79
      o Sun Bancorp, Inc. N.J.  3,472                                         69
        SunTrust Banks, Inc.  31,842                                       2,308
        Susquehanna Bancshares, Inc.  3,168                                   73
      o SVB Financial Group  2,200                                           109
        SY Bancorp, Inc.  1,400                                               33
        Synovus Financial Corp.  24,600                                      676
        TCF Financial Corp.  13,600                                          369
        TD Banknorth, Inc.  7,296                                            210
        Texas Regional Bancshares, Inc., Class A  2,326                       68
        TF Financial Corp.  700                                               19
        Timberland Bancorp, Inc. Washington  1,000                            23
        Tompkins Trustco, Inc.  847                                           37
        TriCo Bancshares  400                                                  9
        Trustco Bank Corp. NY  2,857                                          37
        Trustmark Corp.  4,300                                               121

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
        U.S. Bancorp  158,531                                              4,689
        UCBH Holdings, Inc.  9,400                                           164
        UMB Financial Corp.  1,787                                           120
        Umpqua Holdings Corp.  343                                             9
        Union Bankshares Corp.  700                                           31
        UnionBanCal Corp.  22,600                                          1,548
        United Bankshares, Inc.  3,400                                       124
        United Community Banks, Inc. Georgia  3,750                          111
        Unizan Financial Corp.  1,371                                         36
        USB Holding Co., Inc.  1,958                                          42
        Valley National Bancorp  8,143                                       197
        W Holding Co., Inc.  11,938                                           92
        Wachovia Corp.  133,649                                            6,752
        Washington Federal, Inc.  7,942                                      183
        Washington Mutual, Inc.  83,149                                    3,293
        Washington Trust Bancorp, Inc.  1,000                                 28
        Webster Financial Corp.  3,790                                       175
        Wells Fargo & Co.  137,577                                         8,282
        WesBanco, Inc.  3,200                                                 98
        West Coast Bancorp  1,200                                             32
        Westamerica Bancorp.  1,700                                           91
        WestCorp., Inc.  4,707                                               297
        Whitney Holding Corp.  6,675                                         180
        Willow Grove Bancorp, Inc.  1,596                                     25
        Wilmington Trust Corp.  5,700                                        216
        Wintrust Financial Corp.  1,800                                       97
        WSFS Financial Corp.  1,000                                           62
        Zions Bancorp.  7,700                                                566
                                                                     -----------
                                                                          89,103
        BUSINESS SERVICES 0.1%
        ------------------------------------------------------------------------
      o Accenture Ltd., Class A  40,000                                    1,052

        CAPITAL GOODS 7.6%
        ------------------------------------------------------------------------
      o 3D Systems Corp.  1,400                                               25
        3M Co.  65,000                                                     4,939
        A.O. Smith Corp., Class B  1,300                                      42
      o Aaon, Inc.  4,075                                                     70
      o AAR Corp.  2,500                                                      40
      o Actuant Corp., Class A  2,840                                        138
        Acuity Brands, Inc.  5,200                                           145
      o Aerosonic Corp.  300                                                   2
      o AGCO Corp.  3,762                                                     60
        Alamo Group, Inc.  500                                                10
        Albany International Corp., Class A  3,918                           151
      o Alleghany Corp.  216                                                  65
      o Alliant Techsystems, Inc.  2,437                                     171
      o The Allied Defense Group, Inc.  500                                   11
        American Power Conversion Corp.  16,600                              355
      o American Science & Engineering, Inc.  500                             29
        American Standard Cos., Inc.  17,900                                 681
      o American Superconductor Corp.  700                                     6
        American Woodmark Corp.  1,000                                        31
        Ameron International Corp.  900                                       39
        Ametek, Inc.  4,200                                                  171
        Ampco-Pittsburgh Corp.  2,800                                         40
        Apogee Enterprises, Inc.  1,200                                       20
        Applied Industrial Technologies, Inc.  4,350                         143
        Applied Signal Technology, Inc.  2,100                                36
      o Armor Holdings, Inc.  500                                             22
      o Armstrong Holdings, Inc.  1,600                                        3
      o Artesyn Technologies, Inc.  1,100                                     10
      o Astronics Corp.  1,250                                                12
      o Aviall, Inc.  2,500                                                   79
        Badger Meter, Inc.  2,000                                             66
        Baldor Electric Co.  3,800                                            92
      o BE Aerospace, Inc.  1,100                                             20
      o BMC Industries, Inc.  2,100                                           --
        The Boeing Co.  68,800                                             4,447
        Briggs & Stratton Corp.  3,500                                       112
        C&D Technologies, Inc.  4,500                                         41
     @o Capstone Turbine Corp.  2,600                                          6
        Carlisle Cos., Inc.  3,600                                           240
        Cascade Corp.  4,400                                                 214
        Caterpillar, Inc.  57,400                                          3,019
        Chase Corp.  100                                                       1
        CIRCOR International, Inc.  3,750                                    106
        Clarcor, Inc.  3,400                                                  94
      o Columbus McKinnon Corp.  2,400                                        55
        Cooper Industries Ltd., Class A  7,200                               510
        Crane Co.  5,000                                                     155
        Cummins, Inc.  3,900                                                 333
        Curtiss-Wright Corp.  300                                             17
      @ Danaher Corp.  24,000                                              1,250
        Deere & Co.  21,500                                                1,305
      o Distributed Energy Systems Corp.  1,400                               11
        Donaldson Co., Inc.  3,800                                           119
        Dover Corp.  16,700                                                  651
        DRS Technologies, Inc.  1,382                                         68
      o Ducommun, Inc.  4,300                                                 86
        Eaton Corp.  12,600                                                  741
      o Electro Rent Corp.  5,100                                             66
        ElkCorp  3,450                                                       109
      o EMCOR Group, Inc.  700                                                43
        Emerson Electric Co.  35,000                                       2,434
      o Encore Wire Corp.  3,000                                              65
     @o Energy Conversion Devices, Inc.  600                                  19
        Engineered Support Systems, Inc.  3,712                              150
      o ESCO Technologies, Inc.  2,800                                       121
      o Esterline Technologies Corp.  2,400                                   90
      o Evergreen Solar, Inc.  1,000                                           8

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
        Fastenal Co.  6,600                                                  463
        Federal Signal Corp.  2,800                                           45
      o Flow International Corp.  900                                          8
      o Flowserve Corp.  3,900                                               137
        Fluor Corp.  5,600                                                   356
        Franklin Electric Co., Inc.  3,800                                   165
     @o FuelCell Energy, Inc.  1,200                                          11
      o Gardner Denver, Inc.  1,700                                           83
      @ GATX Corp.  4,000                                                    150
      o GenCorp, Inc.  2,500                                                  46
      o General Cable Corp.  2,200                                            36
        General Dynamics Corp.  15,700                                     1,826
   =(2) General Electric Co.  854,566                                     28,978
      o Genlyte Group, Inc.  3,200                                           163
      o Global Power Equipment Group, Inc.  1,000                              6
        Goodrich Corp.  8,404                                                303
        The Gorman-Rupp Co.  2,875                                            67
        Graco, Inc.  7,012                                                   240
      o GrafTech International Ltd.  2,100                                    10
        Granite Construction, Inc.  4,850                                    165
        Greenbrier Cos., Inc.  1,600                                          44
      o Griffon Corp.  2,590                                                  57
        Hardinge, Inc.  1,800                                                 30
        Harsco Corp.  3,100                                                  199
      o Hawk Corp., Class A  1,800                                            23
        Heico Corp., Class A  2,286                                           39
      o Herley Industries, Inc.  4,000                                        68
      o Hexcel Corp.  2,000                                                   32
        Honeywell International, Inc.  71,062                              2,430
        Hubbell, Inc., Class B  3,800                                        183
        Hughes Supply, Inc.  2,600                                            87
      o Huttig Building Products, Inc.  811                                    7
        IDEX Corp.  3,150                                                    126
      o Ii-Vi, Inc.  3,800                                                    68
        Illinois Tool Works, Inc.  25,850                                  2,191
        Ingersoll-Rand Co., Class A  27,400                                1,035
      o Insituform Technologies, Inc., Class A  1,300                         23
      o Integrated Electrical Services, Inc.  1,800                            3
        ITT Industries, Inc.  8,700                                          884
      o Jacobs Engineering Group, Inc.  3,800                                242
      o Jacuzzi Brands, Inc.  2,000                                           15
        JLG Industries, Inc.  1,800                                           69
        Joy Global, Inc.  12,900                                             592
      o Kadant, Inc.  1                                                       --
        Kaydon Corp.  3,300                                                   98
        Kennametal, Inc.  4,000                                              204
        L-3 Communications Holdings, Inc.  9,100                             708
      o Ladish Co., Inc.  1,300                                               26
        Lawson Products, Inc.  2,000                                          68
        Lennox International, Inc.  4,771                                    133
        Lincoln Electric Holdings, Inc.  3,900                               154
        Lockheed Martin Corp.  37,052                                      2,244
      o Magnetek, Inc.  1,500                                                  5
        Manitowoc Co., Inc.  2,900                                           154
        Masco Corp.  35,800                                                1,020
      o Mastec, Inc.  5,350                                                   55
     @o Medis Technologies Ltd.  1,110                                        19
      o Mercury Computer Systems, Inc.  3,600                                 68
      o Merrimac Industries, Inc.  600                                         5
      o Michael Baker Corp.  500                                              13
      o Microvision, Inc.  900                                                 5
        Middleby Corp.  3,500                                                254
      o Milacron, Inc.  3,340                                                  4
      o Millenium Cell, Inc.  2,200                                            4
      o Modtech Holdings, Inc.  1,000                                         10
      o Moog, Inc., Class A  5,287                                           157
        MSC Industrial Direct Co., Class A  4,300                            164
        Mueller Industries, Inc.  1,700                                       47
        NACCO Industries, Inc., Class A  1,300                               151
      o Navistar International Corp.  6,900                                  190
      o NCI Building Systems, Inc.  2,900                                    119
        Nordson Corp.  4,000                                                 149
        Northrop Grumman Corp.  30,032                                     1,611
      o Omega Flex, Inc.  700                                                  9
      o Orbital Sciences Corp.  2,600                                         30
        Oshkosh Truck Corp.  9,000                                           392
        Paccar, Inc.  14,100                                                 987
        Pall Corp.  10,900                                                   285
        Parker Hannifin Corp.  11,000                                        690
        Pentair, Inc.  9,500                                                 309
      o Plug Power, Inc.  2,248                                               13
      o Powell Industries, Inc.  1,000                                        21
      o Power-One, Inc.  6,000                                                34
        Precision Castparts Corp.  10,302                                    488
      o Quanta Services, Inc.  8,900                                         102
      o Quipp, Inc.  900                                                      10
        Quixote Corp.  1,300                                                  26
        Raven Industries, Inc.  2,800                                         88
        Raytheon Co.  34,900                                               1,290
        Rockwell Automation, Inc.  15,700                                    834
        Rockwell Collins, Inc.  13,100                                       600
        Roper Industries, Inc.  3,000                                        113
      o Rush Enterprises, Inc., Class B  500                                   7
      o Sequa Corp., Class A  2,800                                          173
      o The Shaw Group, Inc.  2,000                                           54
        Simpson Manufacturing Co., Inc.  3,200                               126
        SPX Corp.  8,610                                                     370
        Standex International Corp.  3,000                                    81
      o Stantec, Inc.  845                                                    26
        Stewart & Stevenson Services, Inc.  1,000                             24
        Tecumseh Products Co., Class A  3,200                                 64
      o Teledyne Technologies, Inc.  12,157                                  429
        Teleflex, Inc.  4,300                                                285
        Tennant Co.  2,100                                                    91

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
      o Terex Corp.  3,700                                                   203
        Textron, Inc.  11,800                                                850
      o Thomas & Betts Corp.  7,300                                          284
        The Timken Co.  6,600                                                187
        Titan International, Inc.  800                                        14
        Toro Co.  1,600                                                       58
      o Transtechnology Corp.  500                                             4
        Tredegar Corp.  2,600                                                 33
        Trinity Industries, Inc.  1,100                                       42
      o Triumph Group, Inc.  1,200                                            42
        Tyco International Ltd.  85,000                                    2,243
        United Industrial Corp.  1,200                                        42
      o United Rentals, Inc.  5,900                                          115
        United Technologies Corp.  84,068                                  4,311
      o UQM Technologies, Inc.  1,500                                          6
      o URS Corp.  3,700                                                     150
     @o USG Corp.  3,900                                                     231
      o Valence Technology, Inc.  1,400                                        3
        Valmont Industries, Inc.  1,900                                       62
        Vicor Corp.  4,200                                                    71
        W.W. Grainger, Inc.  7,300                                           489
        Wabash National Corp.  2,500                                          46
        Wabtec Corp.  2,828                                                   77
        Walter Industries, Inc.  1,900                                        87
      o Water Pik Technologies, Inc.  195                                      4
        Watsco, Inc.  3,400                                                  193
        Watts Water Technologies, Inc., Class A  1,000                        28
      o WESCO International, Inc.  4,800                                     191
      o Wolverine Tube, Inc.  1,000                                            6
        Woodward Governor Co.  500                                            40
      o Xanser Corp.  1,400                                                    4
        York International Corp.  3,800                                      213
                                                                     -----------
                                                                          92,334
        COMMERCIAL SERVICES & SUPPLIES 1.6%
        ------------------------------------------------------------------------
      o A.T. Cross Co., Class A  2,400                                        11
        ABM Industries, Inc.  4,900                                           97
        Adesa, Inc.  8,200                                                   175
        Administaff, Inc.  2,800                                             118
      o Allied Waste Industries, Inc.  26,600                                217
        Ambassadors International, Inc.  1,700                                23
      o American Locker Group, Inc.  500                                       2
        Angelica Corp.  2,500                                                 35
      o Apollo Group, Inc., Class A  17,050                                1,074
        Aramark Corp., Class B  9,300                                        236
      o Asset Acceptance Capital Corp.  2,500                                 66
        Avery Dennison Corp.  9,700                                          549
        Banta Corp.  2,700                                                   136
        Bowne & Co., Inc.  4,200                                              60
        Brady Corp., Class A  1,400                                           40
      o Bright Horizons Family Solutions, Inc.  2,600                        104
        The Brink's Co.  5,600                                               220
      o Career Education Corp.  8,614                                        307
      o Casella Waste Systems, Inc., Class A  2,500                           32
        CDI Corp.  3,700                                                     102
        Cendant Corp.  83,720                                              1,458
        Central Parking Corp.  1,600                                          24
      o Cenveo, Inc.  1,300                                                   13
      o ChoicePoint, Inc.  6,900                                             292
        Cintas Corp.  15,350                                                 623
        Compx International, Inc.  800                                        13
      o Consolidated Graphics, Inc.  3,900                                   152
      o Copart, Inc.  6,550                                                  153
      o Corinthian Colleges, Inc.  9,200                                     114
      o Cornell Cos., Inc.  2,100                                             29
        Corporate Executive Board Co.  2,700                                 223
      o Correctional Services Corp.  2,000                                    12
      o Corrections Corp. of America  3,828                                  153
      o CoStar Group, Inc.  800                                               38
        CPI Corp.  400                                                         7
      o CRA International, Inc.  2,500                                       111
        Deluxe Corp.  3,800                                                  127
      o DeVry, Inc.  4,800                                                   108
      o DiamondCluster International, Inc., Class A  1,000                     6
      o Dun & Bradstreet Corp.  16,000                                     1,013
      o Duratek, Inc.  4,000                                                  57
      o Education Management Corp.  5,900                                    182
        Ennis, Inc.  4,500                                                    77
        Equifax, Inc.  11,800                                                407
      o Exponent, Inc.  3,000                                                 86
      o Falcon Products, Inc.  1,500                                          --
      o First Consulting Group, Inc.  1,800                                   10
      o FTI Consulting, Inc.  2,700                                           74
        G&K Services, Inc., Class A  3,700                                   140
      o The Geo Group, Inc.  3,800                                            83
      o GP Strategies Corp.  1,500                                            13
        H&R Block, Inc.  36,600                                              910
      @ Healthcare Services Group  5,625                                     105
      o Heidrick & Struggles International, Inc.  3,100                      100
        Herman Miller, Inc.  5,700                                           156
        HNI Corp.  4,000                                                     196
      o Hudson Highland Group, Inc.  720                                      17
      o ICT Group, Inc.  500                                                   7
        IKON Office Solutions, Inc.  12,500                                  125
      o ITT Educational Services, Inc.  6,000                                332
        Jackson Hewitt Tax Service, Inc.  3,000                               74
        John H. Harland Co.  3,500                                           146
        Kelly Services, Inc., Class A  3,200                                  89
      o Kforce, Inc.  405                                                      4
      o Korn/Ferry International  3,600                                       62
      o Labor Ready, Inc.  3,500                                              82
      o Laureate Education, Inc.  4,700                                      232

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
      o Learning Tree International, Inc.  1,400                              19
        Manpower, Inc.  6,991                                                317
     >o Mascotech, Inc. escrow security  1,100                                --
        McGrath RentCorp  1,600                                               46
        Mine Safety Appliances Co.  2,700                                    113
      o Mobile Mini, Inc.  600                                                28
      o Monster Worldwide, Inc.  9,800                                       322
        Multi-Color Corp.  750                                                18
      o Navigant Consulting, Inc.  5,000                                     105
      o NCO Group, Inc.  2,701                                                49
      o Nobel Learning Communities, Inc.  500                                  5
      o On Assignment, Inc.  1,700                                            14
      o PHH Corp.  4,186                                                     118
        Pitney Bowes, Inc.  20,000                                           842
     @o Portfolio Recovery Associates, Inc.  2,000                            78
      @ Pre-Paid Legal Services, Inc.  3,600                                 154
      o PRG-Schultz International, Inc.  2,500                                 2
        R.R. Donnelley & Sons Co.  17,000                                    595
      o RemedyTemp, Inc., Class A  1,200                                       9
        Republic Services, Inc.  17,700                                      626
      o Resources Connection, Inc.  6,200                                    177
        Robert Half International, Inc.  14,000                              516
        Rollins, Inc.  6,675                                                 127
      o School Specialty, Inc.  1,600                                         54
      o The ServiceMaster Co.  22,900                                        288
      o Sitel Corp.  2,800                                                     8
      o Sotheby's Holdings, Inc., Class A  2,938                              46
      o SOURCECORP, Inc.  3,600                                               82
      o Spherion Corp.  1,830                                                 16
     @o Spherix, Inc.  500                                                     1
        The Standard Register Co.  4,100                                      62
        Steelcase, Inc., Class A  3,500                                       50
      o Stericycle, Inc.  4,700                                              271
     >o Stone and Webster, Inc. escrow security  700                          --
        Strayer Education, Inc.  700                                          63
      o TeleTech Holdings, Inc.  5,000                                        52
      o Tetra Tech, Inc.  12,031                                             186
      o TRC Cos., Inc.  1,350                                                 18
      o United Stationers, Inc.  2,900                                       132
      o Vertrue, Inc.  4,500                                                 169
        Viad Corp.  3,625                                                    104
      o Volt Information Sciences, Inc.  2,100                                39
      o Waste Connections, Inc.  5,250                                       175
        Waste Industries USA, Inc.  1,500                                     21
        Waste Management, Inc.  48,100                                     1,419
        Watson Wyatt & Co. Holdings  4,600                                   122
      o West Corp.  4,500                                                    178
      o Westaff, Inc.  2,000                                                   9
                                                                     -----------
                                                                          19,884
        CONSUMER DURABLES & APPAREL 1.8%
        ------------------------------------------------------------------------
        Action Performance Cos., Inc.  600                                     7
      o Alliance Gaming Corp.  3,000                                          32
        American Greetings Corp., Class A  8,500                             215
      o Applica, Inc.  3,100                                                   5
     @o Avatar Holdings, Inc.  700                                            40
        Beazer Homes USA, Inc.  2,553                                        148
        Black & Decker Corp.  7,100                                          583
      o Blount International, Inc.  1,200                                     19
        Blyth, Inc.  4,800                                                    88
      o Boyds Collection Ltd.  2,200                                          --
      @ Brookfield Homes Corp.  3,500                                        175
        Brown Shoe Co., Inc.  3,300                                          107
        Brunswick Corp.  13,900                                              530
        Callaway Golf Co.  5,600                                              80
      o Carter's, Inc.  2,500                                                158
      o Cavco Industries, Inc.  410                                           16
        Centex Corp.  10,700                                                 689
      o Champion Enterprises, Inc.  4,700                                     65
      o Chromcraft Revington, Inc.  1,300                                     16
      o Coach, Inc.  32,008                                                1,030
     @o Columbia Sportswear Co.  4,350                                       185
        Craftmade International, Inc.  2,800                                  58
        CSS Industries, Inc.  900                                             31
        D.R. Horton, Inc.  24,604                                            755
      o Department 56, Inc.  3,300                                            36
      o DGSE Cos., Inc.  700                                                   2
      o Dominion Homes, Inc.  500                                              6
      @ Eastman Kodak Co.  26,000                                            569
      o Enesco Group, Inc.  1,100                                              1
        Ethan Allen Interiors, Inc.  4,200                                   142
      o The Fairchild Corp., Class A  3,100                                    7
        Flexsteel Industries, Inc.  600                                        9
      o Foamex International, Inc.  2,600                                     --
        Fortune Brands, Inc.  17,700                                       1,345
      o Fossil, Inc.  2,962                                                   46
        Furniture Brands International, Inc.  4,700                           85
        Haggar Corp.  1,200                                                   34
      o Hampshire Group Ltd.  2,000                                           47
        Harman International Industries, Inc.  6,800                         679
        Hasbro, Inc.  14,500                                                 273
      o Hovnanian Enterprises, Inc., Class A  3,700                          166
      o Interface, Inc., Class A  3,300                                       25
      o Jarden Corp.  2,475                                                   84
        Jones Apparel Group, Inc.  12,156                                    332
        K-Swiss, Inc., Class A  2,400                                         73
      o K2, Inc.  1,700                                                       17
        KB Home  7,800                                                       510

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
        Kellwood Co.  2,900                                                   64
        Kenneth Cole Productions, Inc., Class A  3,100                        78
        Kimball International, Inc., Class B  3,600                           40
        Knape & Vogt Manufacturing Co.  2,200                                 32
      @ La-Z-Boy, Inc.  5,800                                                 69
        Leggett & Platt, Inc.  16,200                                        325
        Lennar Corp., Class A  14,490                                        805
        Levitt Corp., Class A  550                                            11
        Liz Claiborne, Inc.  18,600                                          655
        M/I Homes, Inc.  1,800                                                81
        Marine Products Corp.  405                                             4
      o MarineMax, Inc.  800                                                  20
      o Marvel Entertainment, Inc.  11,700                                   206
        Mattel, Inc.  34,300                                                 506
        Maytag Corp.  7,100                                                  122
        MDC Holdings, Inc.  1,903                                            131
      o Meade Instruments Corp.  800                                           2
      o Meritage Corp.  1,000                                                 62
      o Mestek, Inc.  700                                                      9
      o MITY Enterprises, Inc.  600                                           11
      o Mohawk Industries, Inc.  4,819                                       376
        Movado Group, Inc.  7,400                                            130
        National Presto Industries, Inc.  400                                 18
        Nautilus Group, Inc.  4,125                                           75
        Newell Rubbermaid, Inc.  23,900                                      549
        Nike, Inc., Class B  20,700                                        1,740
      o NVR, Inc.  500                                                       343
      @ Oakley, Inc.  6,700                                                   99
      o Oneida Ltd.  700                                                       1
     @o Palm Harbor Homes, Inc.  2,700                                        50
        Phillips-Van Heusen Corp.  1,800                                      51
      @ Polaris Industries, Inc.  3,200                                      144
      > Polaroid Corp.  3,800                                                 --
        Polo Ralph Lauren Corp.  6,500                                       320
        Pulte Homes, Inc.  22,744                                            859
      o Quiksilver, Inc.  4,000                                               46
      o RC2 Corp.  2,200                                                      77
      o Recoton Corp.  500                                                    --
        Reebok International Ltd.  8,000                                     456
        Russ Berrie & Co., Inc.  1,000                                        13
        Russell Corp.  2,600                                                  35
        The Ryland Group, Inc.  6,800                                        458
      o Salton, Inc.  1,100                                                    2
        SCP Pool Corp.  5,662                                                204
      o Skechers USA, Inc., Class A  6,500                                    82
        Skyline Corp.  100                                                     4
        Snap-On, Inc.  4,000                                                 144
      o SONICblue, Inc.  2,600                                                --
        Standard-Pacific Corp.  4,800                                        185
        Stanley Furniture Co., Inc.  5,200                                   111
      @ The Stanley Works  6,600                                             316
      o Steven Madden Ltd.  1,800                                             46
        Stride Rite Corp.  2,900                                              38
        Superior Uniform Group, Inc.  1,600                                   19
        Tandy Brands Accessories, Inc.  1,000                                 12
      o Tarrant Apparel Group  1,700                                           3
      @ Technical Olympic USA, Inc.  2,812                                    59
      o Tempur-Pedic International, Inc.  8,000                               88
      o Timberland Co., Class A  2,800                                        79
      o Toll Brothers, Inc.  11,200                                          413
        Tupperware Corp.  4,800                                              110
      o Unifi, Inc.  1,900                                                     6
        Unifirst Corp.  3,900                                                137
      o Uniroyal Technology Corp.  1,100                                      --
      o Universal Electronics, Inc.  2,200                                    38
        VF Corp.  15,000                                                     784
      o Virco Manufacturing Corp.  1,170                                       8
      o The Warnaco Group, Inc.  2,500                                        57
      o WCI Communities, Inc.  3,800                                          95
        Whirlpool Corp.  6,000                                               471
        Wolverine World Wide, Inc.  7,800                                    163
      o Yankee Candle Co., Inc.  3,700                                        84
                                                                     -----------
                                                                          22,351
        DIVERSIFIED FINANCIALS 7.0%
        ------------------------------------------------------------------------
        A.G. Edwards, Inc.  5,900                                            250
     >o Actrade Financial Technologies Ltd.  1,000                            --
        Advanta Corp., Class A  7,400                                        197
      o Aether Holdings, Inc.  1,100                                           4
      o Affiliated Managers Group, Inc.  1,800                               138
        Alliance Capital Management Holding L.P.  7,700                      408
        American Express Co.  105,150                                      5,233
      o AmeriCredit Corp.  12,300                                            275
      o Ameriprise Financial, Inc.  21,030                                   783
     @o Ameritrade Holding Corp.  34,300                                     721
      @ Asta Funding, Inc.  2,000                                             54
        The Bank of New York Co., Inc.  63,000                             1,971
        The Bear Stearns Cos., Inc.  13,620                                1,441
        Blackrock, Inc., Class A  400                                         38
        Capital One Financial Corp.  19,900                                1,519
        Cash America International, Inc.  2,500                               55
      / The Charles Schwab Corp.  111,120                                  1,689
        Chicago Mercantile Exchange  1,800                                   657
        CIT Group, Inc.  18,600                                              851
   =(4) Citigroup, Inc.  427,436                                          19,568
     @o CompuCredit Corp.  4,400                                             193
      o Credit Acceptance Corp.  2,400                                        36
      o E*TRADE Financial Corp.  30,035                                      557
        Eaton Vance Corp.  11,600                                            289
      o eSpeed, Inc., Class A  3,300                                          25
        Federated Investors, Inc., Class B  9,950                            348
        Financial Federal Corp.  3,300                                       126
      @ The First Marblehead Corp.  5,000                                    148
        Franklin Resources, Inc.  20,600                                   1,820

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
        Gamco Investors, Inc., Class A  700                                   33
        Goldman Sachs Group, Inc.  38,700                                  4,891
        Instinet Group, Inc.  1,200                                            6
      o Investment Technology Group, Inc.  4,750                             154
        Investors Financial Services Corp.  5,500                            210
        Janus Capital Group, Inc.  19,200                                    337
        Jefferies Group, Inc.  4,100                                         174
        JPMorgan Chase & Co.  295,944                                     10,838
      o Knight Capital Group, Inc.  9,700                                     93
      o LaBranche & Co., Inc.  2,400                                          23
      o Ladenburg Thalmann Financial Services, Inc.  813                      --
        Legg Mason, Inc.  10,050                                           1,078
        Lehman Brothers Holdings, Inc.  23,872                             2,857
        Leucadia National Corp.  7,704                                       331
        MBNA Corp.  104,650                                                2,676
        Mellon Financial Corp.  35,800                                     1,135
        Merrill Lynch & Co., Inc.  79,800                                  5,166
      o Metris Cos., Inc.  3,000                                              44
        MicroFinancial, Inc.  1,900                                            8
        MoneyGram International, Inc.  7,500                                 182
        Moody's Corp.  26,600                                              1,417
        Morgan Stanley  90,300                                             4,913
        National Financial Partners Corp.  2,500                             113
      o Nelnet, Inc., Class A  4,500                                         167
     >o NextCard, Inc.  2,600                                                 --
        Northern Trust Corp.  18,500                                         992
        Nuveen Investments, Inc., Class A  7,300                             295
      o Piper Jaffray Cos.  950                                               33
        Principal Financial Group, Inc.  25,400                            1,261
        Raymond James Financial, Inc.  6,900                                 235
        SEI Investments Co.  9,700                                           376
      o Siebert Financial Corp.  2,900                                         8
        SLM Corp.  37,300                                                  2,071
      o SNTL Corp.-- Litigation Trust Certificates  1,300                     --
        State Street Corp.  28,000                                         1,546
        Student Loan Corp.  1,700                                            373
        SWS Group, Inc.  1,141                                                20
        T. Rowe Price Group, Inc.  10,700                                    701
        Waddell & Reed Financial, Inc., Class A  7,250                       139
        Westwood Holdings Group, Inc.  285                                     5
      o WFS Financial, Inc.  4,100                                           295
      o World Acceptance Corp.  1,000                                         28
                                                                     -----------
                                                                          84,618
        ENERGY 8.6%
        ------------------------------------------------------------------------
        Amerada Hess Corp.  6,400                                            801
        Anadarko Petroleum Corp.  19,530                                   1,772
        Apache Corp.  28,372                                               1,811
        APCO Argentina, Inc.  200                                             10
      o Atlas America, Inc.  1,187                                            55
      o ATP Oil & Gas Corp.  1,600                                            51
      o Atwood Oceanics, Inc.  1,200                                          85
        Baker Hughes, Inc.  28,300                                         1,555
        Berry Petroleum Co., Class A  2,000                                  120
        BJ Services Co.  28,600                                              994
      @ BP Prudhoe Bay Royalty Trust  2,200                                  147
      @ Buckeye Partners L.P.  3,400                                         154
        Burlington Resources, Inc.  34,000                                 2,455
        Cabot Oil & Gas Corp.  21,600                                        989
      o CAL Dive International, Inc.  4,000                                  246
      @ CARBO Ceramics, Inc.  4,500                                          266
        Chesapeake Energy Corp.  19,200                                      616
        ChevronTexaco Corp.  192,819                                      11,004
      o Cimarex Energy Co.  5,508                                            216
      o Comstock Resources, Inc.  4,500                                      135
        ConocoPhillips  112,196                                            7,335
      o Cooper Cameron Corp.  3,300                                          243
      o CREDO Petroleum Corp.  2,700                                          47
        Cross Timbers Royalty Trust  1,500                                    79
        Crosstex Energy L.P.  2,000                                           75
      o Denbury Resources, Inc.  4,900                                       214
        Devon Energy Corp.  37,360                                         2,256
        Diamond Offshore Drilling, Inc.  12,300                              694
        El Paso Corp.  51,387                                                609
     @o Enbridge Energy Management LLC  1,216                                 62
      o Encore Acquisition Co.  2,250                                         77
      o Energy Partners Ltd.  1,700                                           43
        ENSCO International, Inc.  11,200                                    511
      @ Enterprise Products Partners L.P.  29,500                            763
        EOG Resources, Inc.  22,800                                        1,545
   =(1) Exxon Mobil Corp.  537,816                                        30,193
      o FMC Technologies, Inc.  4,591                                        167
      o Forest Oil Corp.  4,450                                              194
        Frontier Oil Corp.  7,200                                            266
        General Maritime Corp.  3,000                                        112
      o Global Industries Ltd.  4,400                                         56
        GlobalSantaFe Corp.  19,155                                          853
      o Grant Prideco, Inc.  6,100                                           237
      o Grey Wolf, Inc.  5,800                                                45
        Gulf Island Fabrication, Inc.  2,800                                  75
      o Gulfmark Offshore, Inc.  1,600                                        46
        Halliburton Co.  36,700                                            2,169
     @o Hanover Compressor Co.  5,600                                         72
      o Harvest Natural Resources, Inc.  6,000                                58
        Helmerich & Payne, Inc.  4,800                                       266
        Holly Corp.  4,000                                                   230
      o Houston Exploration Co.  5,400                                       278
      @ Hugoton Royalty Trust  3,300                                         114
      o Hydril Co.  2,500                                                    166
      o Input/Output, Inc.  4,200                                             32
        Kerr-McGee Corp.  9,677                                              823

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
      o Key Energy Services, Inc.  10,300                                    140
      o Kinder Morgan Management LLC  3,494                                  169
        Kinder Morgan, Inc.  10,700                                          973
      o Lone Star Technologies, Inc.  1,200                                   55
        Lufkin Industries, Inc.  1,000                                        47
      @ Magellan Midstream Partners L.P.  2,400                               80
        Marathon Oil Corp.  30,654                                         1,844
        Maritrans, Inc.  2,500                                                75
        Markwest Energy Partners L.P.  500                                    24
      o Maverick Tube Corp.  3,800                                           118
      o Meridian Resource Corp.  3,100                                        14
        Murphy Oil Corp.  17,000                                             796
      o Nabors Industries Ltd.  11,817                                       811
      o NATCO Group, Inc., Class A  1,200                                     27
      o National-Oilwell Varco, Inc.  11,540                                 721
      o Newfield Exploration Co.  7,400                                      335
        Noble Corp.  10,100                                                  650
        Noble Energy, Inc.  14,218                                           569
        Occidental Petroleum Corp.  33,100                                 2,611
      o Oceaneering International, Inc.  1,100                                53
      o Offshore Logistics, Inc.  3,600                                      122
      o Oil States International, Inc.  3,600                                119
        OMI Corp.  6,500                                                     118
        Overseas Shipholding Group  3,700                                    176
        Pacific Energy Partners L.P.  3,500                                  104
      o Parker Drilling Co.  2,800                                            25
        Patterson-UTI Energy, Inc.  13,200                                   451
     >o Petro Corp. escrow security  3,000                                    --
        Pioneer Natural Resources Co.  14,333                                717
        Plains All American Pipeline L.P.  4,600                             195
      o Plains Exploration & Production Co.  6,579                           257
        Pogo Producing Co.  6,300                                            318
      o Pride International, Inc.  10,200                                    286
      o Quicksilver Resources, Inc.  4,200                                   163
        Range Resources Corp.  5,400                                         193
      o Remington Oil & Gas Corp.  2,900                                     102
        Resource America, Inc., Class A  2,000                                32
        Rowan Cos., Inc.  3,400                                              112
        RPC, Inc.  5,100                                                     140
        Schlumberger Ltd.  50,000                                          4,539
      o Seacor Holdings, Inc.  1,250                                          90
        Smith International, Inc.  14,800                                    480
      o Spinnaker Exploration Co.  2,900                                     179
      @ St. Mary Land & Exploration Co.  7,400                               252
      o Stone Energy Corp.  976                                               45
      @ Sunoco Logistics Partners L.P.  2,000                                 77
        Sunoco, Inc.  11,000                                                 820
      o Superior Energy Services, Inc.  4,900                                100
      o Swift Energy Co.  2,500                                              109
      o Syntroleum Corp.  4,000                                               29
        TC Pipelines L.P.  2,400                                              79
        TEL Offshore Trust  83                                                 1
      @ TEPPCO Partners L.P.  4,000                                          156
        Tesoro Petroleum Corp.  4,800                                        294
      o Tetra Technologies, Inc.  5,550                                      155
        Tidewater, Inc.  2,700                                               124
      o Todco, Class A  5,500                                                246
      o Transmontaigne, Inc.  1,600                                            9
      o Transocean, Inc.  27,731                                           1,594
      o Ultra Petroleum Corp.  13,000                                        682
      o Unit Corp.  4,400                                                    231
      o Universal Compression Holdings, Inc.  2,900                          103
        Valero Energy Corp.  25,240                                        2,656
        Valero L.P.  1,600                                                    94
      o Veritas DGC, Inc.  3,000                                              97
        Vintage Petroleum, Inc.  10,500                                      545
      o W-H Energy Services, Inc.  900                                        27
      o Weatherford International Ltd.  10,600                               664
        Western Gas Resources, Inc.  4,000                                   173
        Williams Cos., Inc.  42,360                                          945
        World Fuel Services Corp.  6,000                                     191
        XTO Energy, Inc.  25,942                                           1,127
                                                                     -----------
                                                                         105,142
        FOOD & STAPLES RETAILING 2.3%
        ------------------------------------------------------------------------
      o 7-Eleven, Inc.  5,000                                                187
        Albertson's, Inc.  30,468                                            765
        Arden Group, Inc., Class A  600                                       45
      o BJ's Wholesale Club, Inc.  6,100                                     174
        Casey's General Stores, Inc.  5,100                                  110
        Costco Wholesale Corp.  38,600                                     1,867
        CVS Corp.  67,000                                                  1,635
      > Fleming Cos., Inc.  3,400                                             --
      o Fresh Brands, Inc.  1,800                                             13
      o Great Atlantic & Pacific Tea Co.  2,200                               62
        Ingles Markets, Inc., Class A  300                                     5
      o Kroger Co.  60,800                                                 1,210
        Longs Drug Stores Corp.  3,300                                       138
        Marsh Supermarkets, Inc., Class B  1,000                              14
        Nash Finch Co.  1,700                                                 53
      o Pathmark Stores, Inc.  3,900                                          38
      o Performance Food Group Co.  1,900                                     52
      o Pricesmart, Inc.  500                                                  4
      o Rite Aid Corp.  40,400                                               141
        Ruddick Corp.  3,100                                                  68
        Safeway, Inc.  33,400                                                777
      o Smart & Final, Inc.  2,700                                            34
      o Spartan Stores, Inc.  500                                              5
        Supervalu, Inc.  18,087                                              569
        Sysco Corp.  52,036                                                1,660
        The Topps Co., Inc.  1,700                                            12
      o United Natural Foods, Inc.  2,600                                     73
   (10) Wal-Mart Stores, Inc.  289,200                                    13,682
        Walgreen Co.  84,400                                               3,834

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
        Weis Markets, Inc.  1,700                                             65
        Whole Foods Market, Inc.  6,100                                      879
     @o Wild Oats Markets, Inc.  3,800                                        42
                                                                     -----------
                                                                          28,213
        FOOD BEVERAGE & TOBACCO 4.6%
        ------------------------------------------------------------------------
        Alliance One International, Inc.  3,300                                8
        Altria Group, Inc.  168,800                                       12,668
        American Italian Pasta Co., Class A  1,000                             7
        Anheuser-Busch Cos., Inc.  61,500                                  2,538
        Archer-Daniels-Midland Co.  53,958                                 1,315
     >o Aurora Foods, Inc.  2,500                                             --
      o Bridgford Foods Corp.  300                                             2
        Brown-Forman Corp., Class B  9,912                                   628
        Campbell Soup Co.  35,400                                          1,030
        Chiquita Brands International, Inc.  10,000                          276
        Coca-Cola Bottling Co. Consolidated  400                              18
        The Coca-Cola Co.  202,200                                         8,650
        Coca-Cola Enterprises, Inc.  30,000                                  567
        ConAgra Foods, Inc.  43,293                                        1,007
      o Constellation Brands, Inc., Class A  17,600                          414
        Corn Products International, Inc.  15,600                            371
      o Dean Foods Co.  8,613                                                311
      o Del Monte Foods Co.  8,931                                            95
        Delta & Pine Land Co.  2,000                                          50
        Flowers Foods, Inc.  29,272                                          858
        Fresh Del Monte Produce, Inc.  4,200                                 110
        General Mills, Inc.  31,300                                        1,511
      o Green Mountain Coffee Roasters, Inc.  900                             38
      o Griffen Land & Nurseries, Inc.  300                                    8
        H.J. Heinz Co.  27,900                                               991
      o Hain Celestial Group, Inc.  1,406                                     27
        Hershey Foods Corp.  21,400                                        1,216
        Hormel Foods Corp.  9,000                                            286
        J & J Snack Foods Corp.  3,200                                       181
        The J.M. Smuckers Co.  2,438                                         111
      o John B. Sanfilippo & Son  5,000                                       91
        Kellogg Co.  34,400                                                1,519
        Kraft Foods, Inc., Class A  112,000                                3,170
        Lancaster Colony Corp.  3,400                                        136
        Lance, Inc.  2,900                                                    51
      o M&F Worldwide Corp.  1,200                                            20
      o Maui Land & Pineapple Co., Inc.  800                                  22
        McCormick & Co., Inc.  11,300                                        342
        MGP Ingredients, Inc.  3,400                                          37
        Molson Coors Brewing Co., Class B  2,500                             154
      o Monterey Gourmet Foods, Inc.  700                                      3
      o National Beverage Corp.  7,400                                        55
      o Peet's Coffee & Tea, Inc.  1,800                                      60
        The Pepsi Bottling Group, Inc.  23,400                               665
        PepsiAmericas, Inc.  13,200                                          308
        PepsiCo, Inc.  140,800                                             8,319
      @ Pilgrim's Pride Corp., Class B  1,400                                 44
        Ralcorp Holdings, Inc.  6,700                                        261
      @ Reynolds American, Inc.  11,332                                      963
        Rocky Mountain Chocolate Factory, Inc.  2,311                         37
        Sanderson Farms, Inc.  1,750                                          60
        Sara Lee Corp.  64,378                                             1,149
        Seaboard Corp.  200                                                  284
      o Smithfield Foods, Inc.  6,300                                        186
        Tasty Baking Co.  500                                                  4
        Tootsie Roll Industries, Inc.  2,322                                  70
      o TreeHouse Foods, Inc.  1,722                                          45
        Tyson Foods, Inc., Class A  30,340                                   540
        Universal Corp.  1,800                                                67
        UST, Inc.  12,700                                                    526
      @ Vector Group Ltd.  3,557                                              71
        Wm. Wrigley Jr. Co.  19,100                                        1,327
                                                                     -----------
                                                                          55,878
        HEALTH CARE EQUIPMENT & SERVICES 5.6%
        ------------------------------------------------------------------------
      o Abiomed, Inc.  800                                                     7
      o Accelrys, Inc.  1,300                                                  9
      o Advanced Medical Optics, Inc.  4,111                                 147
      o Advanced Neuromodulation Systems, Inc.  1,050                         64
      o The Advisory Board Co.  1,000                                         48
        Aetna, Inc.  29,600                                                2,621
     @o Align Technology, Inc.  8,700                                         64
      o Alliance Imaging, Inc.  1,800                                         12
     @o Allscripts Healthcare Solutions, Inc.  1,900                          30
      o Amedisys, Inc.  2,500                                                 96
      o America Service Group, Inc.  4,950                                    76
      o American Healthways, Inc.  3,100                                     126
      o American Medical Systems Holdings, Inc.  7,800                       128
      o American Retirement Corp.  700                                        13
      o AMERIGROUP Corp.  1,800                                               30
        AmerisourceBergen Corp.  10,324                                      787
      o AMN Healthcare Services, Inc.  4,110                                  68
      o Amsurg Corp.  2,300                                                   55
        Analogic Corp.  1,400                                                 66
      o Apria Healthcare Group, Inc.  4,100                                   95
        Arrow International, Inc.  3,500                                     101
      o Arthrocare Corp.  1,400                                               51
      o Aspect Medical Systems, Inc.  3,700                                  121
        Bausch & Lomb, Inc.  3,400                                           252
        Baxter International, Inc.  50,118                                 1,916

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
        Beckman Coulter, Inc.  5,100                                         251
        Becton Dickinson & Co.  21,300                                     1,081
      o Beverly Enterprises, Inc.  8,800                                     103
      o Bio-Rad Laboratories, Inc., Class A  1,000                            59
        Biomet, Inc.  20,125                                                 701
      o BioScrip, Inc.  2,172                                                 13
     @o Biosite, Inc.  1,400                                                  77
      o BioVeris Corp.  3,800                                                 20
      o Boston Scientific Corp.  70,300                                    1,766
      o Bruker BioSciences Corp.  2,100                                        9
        C.R. Bard, Inc.  8,000                                               499
      o Cantel Medical Corp.  3,571                                           69
        Cardinal Health, Inc.  36,160                                      2,260
      o Caremark Rx, Inc.  37,090                                          1,944
      o Centene Corp.  1,000                                                  20
     @o Cerner Corp.  4,200                                                  355
      o Cerus Corp.  500                                                       3
        Chemed Corp.  1,400                                                   67
     @o Chindex International, Inc.  2,200                                     8
      o Cholestech Corp.  1,700                                               15
        CIGNA Corp.  12,800                                                1,483
      o Clarient, Inc.  1,100                                                  1
        Clinical Data, Inc.  117                                               2
      o Community Health Systems, Inc.  7,100                                263
      o Conmed Corp.  1,700                                                   41
        The Cooper Cos., Inc.  2,781                                         191
      o Corvel Corp.  1,900                                                   42
      o Covance, Inc.  5,800                                                 282
      o Coventry Health Care, Inc.  23,937                                 1,292
      o Cross Country Healthcare, Inc.  1,600                                 29
      o CryoLife, Inc.  750                                                    5
      o CyberCare, Inc.  900                                                  --
      o Cyberonics  1,200                                                     36
      o Cytyc Corp.  7,800                                                   198
        Dade Behring Holdings, Inc.  5,200                                   187
        Datascope Corp.  2,500                                                79
      o DaVita, Inc.  8,250                                                  406
      o Dendrite International, Inc.  3,600                                   63
        Dentsply International, Inc.  6,550                                  361
        Diagnostic Products Corp.  1,700                                      72
      o DJ Orthopedics, Inc.  3,000                                           87
     @o Dynacq Healthcare, Inc.  3,616                                        13
      o Eclipsys Corp.  1,800                                                 29
      o Edwards Lifesciences Corp.  3,900                                    161
      o Emdeon Corp.  19,426                                                 179
      o Enpath Medical, Inc.  3,000                                           24
      o eResearch Technology, Inc.  5,625                                     81
      o Express Scripts, Inc.  12,600                                        950
      o Fisher Scientific International, Inc.  8,876                         501
      o Five Star Quality Care, Inc.  135                                      1
      o Gen-Probe, Inc.  3,400                                               139
      o Genesis HealthCare Corp.  6,250                                      254
      o Gentiva Health Services, Inc.  3,250                                  48
      o Greatbatch, Inc.  1,100                                               29
        Guidant Corp.  25,816                                              1,626
      o Haemonetics Corp.  3,700                                             179
      o Hanger Orthopedic Group, Inc.  5,400                                  33
        HCA, Inc.  34,000                                                  1,638
        Health Management Associates, Inc., Class A  15,900                  340
      o Health Net, Inc.  9,100                                              426
      o HealthExtras, Inc.  1,900                                             40
      o HealthTronics, Inc.  3,500                                            32
      o Henry Schein, Inc.  4,600                                            182
        Hillenbrand Industries, Inc.  5,800                                  267
      o Hologic, Inc.  2,600                                                 144
        Hooper Holmes, Inc.  4,600                                            13
      o Hospira, Inc.  14,070                                                561
      o Humana, Inc.  18,900                                                 839
      o ICU Medical, Inc.  550                                                19
      o Idexx Laboratories, Inc.  2,500                                      175
      o IDX Systems Corp.  4,000                                             174
      o Illumina, Inc.  1,500                                                 23
      o Immucor, Inc.  2,530                                                  66
        IMS Health, Inc.  19,300                                             448
      o Inamed Corp.  2,850                                                  203
      o Integra LifeSciences Holdings Corp.  1,100                            38
      o Intermagnetics General Corp.  2,056                                   59
      o Intuitive Surgical, Inc.  1,050                                       93
        Invacare Corp.  2,000                                                 68
      o Kindred Healthcare, Inc.  4,624                                      129
      o Kinetic Concepts, Inc.  2,500                                         90
      o Kyphon, Inc.  3,000                                                  120
      o LabOne, Inc.  2,100                                                   92
      o Laboratory Corp. of America Holdings  12,800                         618
      o Lifeline Systems, Inc.  4,600                                        152
      o LifePoint Hospitals, Inc.  3,707                                     145
      o Lincare Holdings, Inc.  7,100                                        290
      o Magellan Health Services, Inc.  3,007                                 89
        Manor Care, Inc.  8,000                                              298
      o Matria Healthcare, Inc.  1,800                                        60
        Matthews International Corp., Class A  1,900                          68
        McKesson Corp.  22,900                                             1,040
      o Med-Design Corp.  1,200                                                1
      o Medcath Corp.  1,500                                                  28
      o Medco Health Solutions, Inc.  25,033                               1,414
      o Medical Action Industries, Inc.  2,500                                47
      o Medical Staffing Network Holdings, Inc.  1,300                         7
        Medtronic, Inc.  98,374                                            5,574
        Mentor Corp.  3,000                                                  135
        Meridian Bioscience, Inc.  7,500                                     157
      o Merit Medical Systems, Inc.  2,222                                    26
      o Millipore Corp.  5,100                                               312

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
      o Molecular Devices Corp.  3,200                                        72
      o Molina Healthcare, Inc.  2,500                                        51
        National Healthcare Corp.  600                                        22
      o National Medical Health Card Systems, Inc.  800                       21
      o NDCHealth Corp.  1,900                                                36
     @o Nektar Therapeutics  2,200                                            33
      o North American Scientific, Inc.  700                                   2
      o Novoste Corp.  1,600                                                   1
      o Nutraceutical International Corp.  5,000                              66
        NWH, Inc.  2,500                                                      36
     @o OCA, Inc.  2,112                                                       2
      o Odyssey HealthCare, Inc.  2,250                                       39
        Omnicare, Inc.  7,500                                                406
        Option Care, Inc.  2,250                                              28
      o OraSure Technologies, Inc.  1,500                                     17
        Owens & Minor, Inc.  2,000                                            59
      o Pacificare Health Systems, Inc.  18,800                            1,548
      o Parexel International Corp.  2,400                                    53
      o Patterson Cos., Inc.  10,600                                         439
      o PDI, Inc.  2,900                                                      41
      o Pediatrix Medical Group, Inc.  3,000                                 231
      o Per-Se Technologies, Inc.  5,000                                     111
        PerkinElmer, Inc.  11,477                                            253
      o Pharmaceutical Product Development, Inc.  5,000                      287
        PolyMedica Corp.  779                                                 26
      o Precis, Inc.  1,200                                                    2
      o PSS World Medical, Inc.  5,800                                        81
      o QMed, Inc.  500                                                        6
        Quest Diagnostics  14,820                                            692
      o Regeneration Technologies, Inc.  1,700                                12
      o RehabCare Group, Inc.  4,000                                          85
      o Renal Care Group, Inc.  4,550                                        213
      o Res-Care, Inc.  4,500                                                 73
      o Resmed, Inc.  4,000                                                  153
      o Respironics, Inc.  3,800                                             136
        Service Corp. International  24,100                                  202
      o SFBC International, Inc.  1,500                                       64
      o Sierra Health Services, Inc.  11,700                                 877
      o SonoSite, Inc.  1,600                                                 47
      o Specialty Laboratories, Inc.  700                                      9
      o St. Jude Medical, Inc.  29,600                                     1,423
        Steris Corp.  6,100                                                  139
        Stewart Enterprises, Inc., Class A  7,200                             37
        Stryker Corp.  33,600                                              1,380
     @o Sunrise Senior Living, Inc.  3,400                                   110
      o Sybron Dental Specialties, Inc.  4,633                               199
      o Symbion, Inc.  2,500                                                  57
      o Tenet Healthcare Corp.  36,650                                       309
      o Theragenics Corp.  2,500                                               8
      o Thermo Electron Corp.  26,550                                        802
      o Thoratec Corp.  2,636                                                 52
      o Triad Hospitals, Inc.  6,044                                         249
      o TriPath Imaging, Inc.  2,600                                          18
      o Tripos, Inc.  6,000                                                   20
      o Trizetto Group, Inc.  5,900                                           84
      o United Surgical Partners International, Inc.  2,100                   75
        UnitedHealth Group, Inc.  102,600                                  5,940
        Universal Health Services, Class B  4,000                            189
      o Urologix, Inc.  1,800                                                  7
      o US Physical Therapy, Inc.  3,500                                      63
        Utah Medical Products, Inc.  2,500                                    71
      o Varian Medical Systems, Inc.  11,900                                 542
      o Varian, Inc.  5,800                                                  213
      o VCA Antech, Inc.  5,400                                              139
      o Ventana Medical Systems, Inc.  2,400                                  92
      o Ventiv Health, Inc.  2,233                                            56
      o Viasys Healthcare, Inc.  2,982                                        71
      o VistaCare, Inc., Class A  1,000                                       12
        Vital Signs, Inc.  1,900                                              89
      o Waters Corp.  8,700                                                  315
      o WellChoice, Inc.  6,800                                              514
      o WellPoint, Inc.  54,194                                            4,047
        West Pharmaceutical Services, Inc.  6,600                            158
      o Wright Medical Group, Inc.  1,700                                     32
        Young Innovations, Inc.  2,000                                        65
      o Zimmer Holdings, Inc.  20,300                                      1,295
                                                                     -----------
                                                                          67,814
        HOTELS RESTAURANTS & LEISURE 1.8%
        ------------------------------------------------------------------------
        Ambassadors Group, Inc.  3,400                                        88
        Ameristar Casinos, Inc.  3,400                                        73
        Applebee's International, Inc.  7,912                                173
      o Aztar Corp.  1,900                                                    57
      o Bally Total Fitness Holding Corp.  6,500                              37
        Bob Evans Farms, Inc.  2,200                                          49
        Boyd Gaming Corp.  7,800                                             322
        Brinker International, Inc.  6,900                                   263
      o Buca, Inc.  1,100                                                      6
        Carnival Corp.  50,000                                             2,483
     >o Catskill Litigation Trust  500                                        --
        CBRL Group, Inc.  3,300                                              115
      o CEC Entertainment, Inc.  2,025                                        68
        Cedar Fair L.P.  5,300                                               146
      o The Cheesecake Factory  2,887                                         99
        Choice Hotels International, Inc.  6,800                             225
        Churchill Downs, Inc.  900                                            29
      @ CKE Restaurants, Inc.  4,800                                          61
        Darden Restaurants, Inc.  13,300                                     431
      o Dave and Buster's, Inc.  1,700                                        23
        Dover Downs Gaming & Entertainment, Inc.  1,480                       19
        Dover Motorsports, Inc.  1,400                                         9

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
      o Empire Resorts, Inc.  500                                              2
      o Gaylord Entertainment Co.  2,625                                     104
      o Golf Trust of America, Inc. L.P.  2,400                                5
        GTECH Holdings Corp.  9,400                                          299
        Harrah's Entertainment, Inc.  15,273                                 924
        Hilton Hotels Corp.  32,926                                          640
        IHOP Corp.  3,000                                                    142
        International Game Technology  29,100                                771
        International Speedway Corp., Class A  3,245                         168
      o Interstate Hotels & Resorts, Inc.  82                                 --
     @o Isle of Capri Casinos, Inc.  4,400                                    94
      o Jack in the Box, Inc.  4,200                                         125
     @o Krispy Kreme Doughnuts, Inc.  2,100                                   10
      o La Quinta Corp.  13,000                                              109
        Landry's Restaurants, Inc.  1,800                                     49
     @o Las Vegas Sands Corp.  14,000                                        480
      o Life Time Fitness, Inc.  2,500                                        93
        Lone Star Steakhouse & Saloon, Inc.  4,400                           114
      o Luby's, Inc.  1,400                                                   18
        The Marcus Corp.  4,600                                              101
        Marriott International, Inc., Class A  18,700                      1,115
        McDonald's Corp.  105,300                                          3,327
      o MGM Mirage  24,600                                                   919
      o MTR Gaming Group, Inc.  2,300                                         15
      o Multimedia Games, Inc.  1,500                                         15
      o O'Charleys, Inc.  400                                                  5
        Outback Steakhouse, Inc.  7,000                                      264
      o P.F. Chang's China Bistro, Inc.  800                                  37
      o Panera Bread Co., Class A  800                                        47
      o Papa John's International, Inc.  1,700                                88
      o Penn National Gaming, Inc.  9,800                                    290
      o Rare Hospitality International Inc.  3,325                           102
        Royal Caribbean Cruises Ltd.  16,500                                 684
        Ruby Tuesday, Inc.  5,600                                            123
      o Ryan's Restaurant Group, Inc.  2,250                                  24
      o Scientific Games Corp., Class A  6,500                               195
     @o Shuffle Master, Inc.  2,812                                           71
     @o Six Flags, Inc.  7,500                                                55
      o Smith & Wollensky Restaurant Group, Inc.  900                          6
      o Sonic Corp.  2,812                                                    81
        Speedway Motorsports, Inc.  4,800                                    170
      o Starbucks Corp.  62,600                                            1,770
        Starwood Hotels & Resorts Worldwide, Inc.  17,730                  1,036
        Station Casinos, Inc.  4,650                                         298
      o The Steak N Shake Co.  1,580                                          29
        Triarc Cos., Class B  4,400                                           65
      o Vail Resorts, Inc.  3,800                                            127
        Wendy's International, Inc.  10,300                                  481
      o WMS Industries, Inc.  1,500                                           38
     @o Wynn Resorts Ltd.  4,000                                             187
        Yum! Brands, Inc.  24,000                                          1,221
                                                                     -----------
                                                                          21,909
        HOUSEHOLD & PERSONAL PRODUCTS 2.0%
        ------------------------------------------------------------------------
        Alberto-Culver Co., Class B  6,950                                   302
        Avon Products, Inc.  39,000                                        1,053
      o Central Garden & Pet Co.  1,600                                       68
      o Chattem, Inc.  1,200                                                  40
        Church & Dwight Co., Inc.  4,950                                     173
        Clorox Co.  18,200                                                   985
        Colgate-Palmolive Co.  42,500                                      2,251
      o Energizer Holdings, Inc.  6,333                                      320
        The Estee Lauder Cos., Inc., Class A  10,300                         342
      @ Inter Parfums, Inc.  675                                              10
        Kimberly-Clark Corp.  40,639                                       2,310
      o NBTY, Inc.  5,400                                                    108
        Nu Skin Enterprises, Inc., Class A  6,500                            109
        Oil-Dri Corp. of America  400                                          7
   =(5) Procter & Gamble Co.  290,815                                     16,283
      o Spectrum Brands, Inc.  2,800                                          58
     @o USANA Health Sciences, Inc.  1,000                                    44
        WD-40 Co.  1,600                                                      44
                                                                     -----------
                                                                          24,507
        INSURANCE 5.3%
        ------------------------------------------------------------------------
      @ 21st Century Holding Co.  1,500                                       17
        21st Century Insurance Group  7,200                                  115
        ACE Ltd.  10,000                                                     521
        AFLAC, Inc.  42,600                                                2,035
        Alfa Corp.  6,800                                                    114
      o Allmerica Financial Corp.  4,900                                     187
        The Allstate Corp.  58,874                                         3,108
        AMBAC Financial Group, Inc.  7,750                                   549
        American Financial Group, Inc.  5,500                                188
    (8) American International Group, Inc.  211,922                       13,733
        American National Insurance Co.  1,300                               153
      o American Physicians Capital, Inc.  2,500                             106
        AmerUs Group Co.  4,400                                              260
        AON Corp.  25,500                                                    863
      o Arch Capital Group Ltd.  3,900                                       193
      o Argonaut Group, Inc.  2,400                                           70
        Arthur J. Gallagher & Co.  6,800                                     200
        Assurant, Inc.  11,500                                               439
        Baldwin & Lyons, Inc., Class B  750                                   19
      o Berkshire Hathaway, Inc., Class A  119                            10,222
        Brown & Brown, Inc.  5,500                                           299
        Chubb Corp.  16,547                                                1,538
        Cincinnati Financial Corp.  13,450                                   572

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
        Clark, Inc.  1,700                                                    26
      o CNA Financial Corp.  20,900                                          644
      o CNA Surety Corp.  2,200                                               31
        Commerce Group, Inc.  1,600                                           91
      o Conseco, Inc.  4,000                                                  81
        Crawford & Co., Class B  1,600                                        11
        Delphi Financial Group, Inc., Class A  4,515                         212
        EMC Insurance Group, Inc.  1,200                                      22
        Erie Indemnity Co., Class A  5,500                                   291
        FBL Financial Group, Inc., Class A  2,090                             65
        Fidelity National Financial, Inc.  13,517                            506
      o Fidlty National Title Group, Inc., Class A  2,365                     52
        First American Corp.  7,800                                          342
      o FPIC Insurance Group, Inc.  400                                       15
        Genworth Financial, Inc.  37,500                                   1,188
        Great American Financial Resources, Inc.  2,800                       57
        Harleysville Group, Inc.  1,800                                       44
        Hartford Financial Services Group, Inc.  24,400                    1,946
        HCC Insurance Holdings, Inc.  7,950                                  239
        Hilb, Rogal & Hobbs Co.  3,000                                       112
        Horace Mann Educators Corp.  4,300                                    84
        Independence Holding Co.  2,700                                       48
        Infinity Property & Casualty Corp.  2,500                             93
        Jefferson-Pilot Corp.  7,600                                         417
        Landamerica Financial Group, Inc.  5,300                             335
        Lincoln National Corp.  15,100                                       764
        Loews Corp.  15,000                                                1,395
      o Markel Corp.  300                                                     95
        Marsh & McLennan Cos., Inc.  43,000                                1,254
        MBIA, Inc.  11,250                                                   655
        Mercury General Corp.  5,400                                         326
      o Metlife, Inc.  62,000                                              3,063
        The Midland Co.  1,800                                                68
      o MIIX Group, Inc.  2,400                                               --
      o National Western Life Insurance Co., Class A  300                     61
        Nationwide Financial Services, Inc., Class A  4,800                  194
      o Navigators Group, Inc.  1,500                                         58
        NYMAGIC, Inc.  2,100                                                  52
      @ Odyssey Re Holdings Corp.  5,400                                     139
        Ohio Casualty Corp.  5,500                                           150
        Old Republic International Corp.  16,350                             424
      o Penn Treaty American Corp.  150                                        1
      o Philadelphia Consolidated Holding Co.  1,000                          96
      @ The Phoenix Cos., Inc.  7,000                                         91
      o PMA Capital Corp., Class A  700                                        6
        Presidential Life Corp.  1,000                                        19
      o ProAssurance Corp.  1,670                                             78
        The Progressive Corp.  21,300                                      2,467
        Protective Life Corp.  5,500                                         241
        Prudential Financial, Inc.  45,500                                 3,312
        Reinsurance Group of America, Inc.  5,100                            233
        RLI Corp.  2,800                                                     151
        Safeco Corp.  12,500                                                 696
        Safety Insurance Group, Inc.  1,000                                   38
      o SCPIE Holdings, Inc.  700                                             11
        Selective Insurance Group, Inc.  1,200                                66
        The St. Paul Travelers Cos., Inc.  54,550                          2,456
        Stancorp Financial Group, Inc.  2,500                                230
        State Auto Financial Corp.  3,800                                    125
        Stewart Information Services Corp.  3,700                            189
        Torchmark Corp.  10,600                                              560
        Transatlantic Holdings, Inc.  6,437                                  373
      o Triad Guaranty, Inc.  1,700                                           72
        UICI  2,500                                                           90
        United Fire & Casualty Co.  1,000                                     45
        Unitrin, Inc.  5,600                                                 258
      @ UnumProvident Corp.  23,914                                          485
      o USI Holdings Corp.  4,500                                             59
        W.R. Berkley Corp.  15,300                                           669
        Wesco Financial Corp.  200                                            69
        White Mountains Insurance Group Ltd.  200                            121
        Zenith National Insurance Corp.  3,400                               153
                                                                     -----------
                                                                          64,611
        MATERIALS 3.3%
        ------------------------------------------------------------------------
        A. Schulman, Inc.  2,300                                              47
      o A.M. Castle & Co.  1,500                                              30
      o AEP Industries, Inc.  400                                              8
        Air Products & Chemicals, Inc.  17,700                             1,013
        Airgas, Inc.  5,000                                                  141
      o AK Steel Holding Corp.  7,027                                         49
        Albemarle Corp.  4,500                                               158
        Alcoa, Inc.  72,964                                                1,772
      o Aleris International, Inc.  2,459                                     64
        Allegheny Technologies, Inc.  7,700                                  221
        Alliance Resource Partners L.P.  3,400                               144
        Aptargroup, Inc.  2,200                                              113
        Arch Chemicals, Inc.  2,700                                           71
        Arch Coal, Inc.  3,500                                               270
        Ashland, Inc.  7,000                                                 375
        Ball Corp.  12,600                                                   496
        Bemis Co.  6,400                                                     169
        Bowater, Inc.  2,300                                                  61
      o Brush Engineered Materials, Inc.  3,600                               54
      o Buckeye Technologies, Inc.  1,200                                      9
        Cabot Corp.  5,200                                                   177

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
        Cambrex Corp.  3,400                                                  65
        Carpenter Technology Corp.  2,500                                    151
      o Century Aluminum Co.  3,100                                           56
      o Chaparral Steel Co.  1,000                                            25
        Chemtura Corp.  16,927                                               181
        Chesapeake Corp.  1,000                                               20
        Commercial Metals Co.  4,500                                         143
        Consol Energy, Inc.  8,300                                           505
      o Crown Holdings, Inc.  6,100                                           99
        Cytec Industries, Inc.  7,400                                        306
        Deltic Timber Corp.  700                                              32
        The Dow Chemical Co.  78,766                                       3,612
        E.I. du Pont de Nemours & Co.  78,195                              3,260
        Eagle Materials, Inc.  3,381                                         360
        Eastman Chemical Co.  5,600                                          295
        Ecolab, Inc.  21,500                                                 711
        Engelhard Corp.  9,300                                               253
        Ferro Corp.  4,200                                                    75
        Florida Rock Industries, Inc.  3,487                                 198
      o FMC Corp.  3,100                                                     169
        Freeport-McMoran Copper & Gold, Inc., Class B 16,000                 791
        Georgia Gulf Corp.  3,300                                             96
        Georgia-Pacific Corp.  44,365                                      1,443
     @o Glamis Gold Ltd.  11,100                                             236
        Greif, Inc., Class A  3,700                                          226
        H.B. Fuller Co.  2,000                                                60
     >o HA-LO Industries, Inc.  2,100                                         --
        Hawkins, Inc.  1,900                                                  27
      o Headwaters, Inc.  2,500                                               80
      o Hercules, Inc.  8,500                                                 95
        International Flavors & Fragrances, Inc.  4,400                      145
        International Paper Co.  39,304                                    1,147
      o Kaiser Aluminum Corp.  2,000                                          --
        Kronos Worldwide, Inc.  2,560                                         80
        Lafarge North America, Inc.  6,200                                   375
      o Lesco, Inc.  500                                                       8
        Louisiana-Pacific Corp.  4,800                                       120
        Lubrizol Corp.  3,400                                                141
        Lyondell Chemical Co.  19,930                                        534
        MacDermid, Inc.  3,800                                               106
        Martin Marietta Materials, Inc.  4,200                               331
        Massey Energy Co.  6,800                                             273
      o Material Sciences Corp.  4,000                                        61
        MeadWestvaco Corp.  11,674                                           306
      o Meridian Gold, Inc.  6,600                                           124
        Minerals Technologies, Inc.  3,100                                   166
      o Mod-Pac Corp.  500                                                     5
        Monsanto Co.  21,645                                               1,364
     @o The Mosaic Co.  29,500                                               389
        Myers Industries, Inc.  2,580                                         29
        Natural Resource Partners L.P.  2,000                                106
        Neenah Paper, Inc.  1,231                                             36
      o NewMarket Corp  2,000                                                 37
        Newmont Mining Corp.  34,251                                       1,459
      @ NL Industries, Inc.  5,300                                            90
        NN, Inc.  1,800                                                       19
      @ Nucor Corp.  13,500                                                  808
        Olin Corp.  4,820                                                     86
      o OM Group, Inc.  2,400                                                 38
      o Omnova Solutions, Inc.  3,400                                         15
      o Owens-Illinois, Inc.  16,200                                         308
        Packaging Corp. of America  6,000                                    122
        Packaging Dynamics Corp.  260                                          3
      o Pactiv Corp.  12,400                                                 244
        Peabody Energy Corp.  7,600                                          594
        Penford Corp.  2,700                                                  35
      @ Penn Virginia Resource Partners L.P.  2,500                          134
     >o Peregrine Systems, Inc.  7,015                                        --
        Phelps Dodge Corp.  7,330                                            883
      o PolyOne Corp.  3,200                                                  18
        Potlatch Corp.  13,400                                               599
        PPG Industries, Inc.  13,900                                         834
        Praxair, Inc.  25,700                                              1,270
        Quanex Corp.  3,750                                                  217
        Reliance Steel & Aluminum Co.  4,250                                 242
        Roanoke Electric Steel Corp.  800                                     18
        Rock-Tennessee Co., Class A  1,500                                    21
        Rohm & Haas Co.  26,753                                            1,165
        Royal Gold, Inc.  3,100                                               71
        RPM International, Inc.  9,600                                       179
      o RTI International Metals, Inc.  4,000                                134
        Schnitzer Steel Industries, Inc., Class A  1,650                      53
        Schweitzer-Mauduit International, Inc.  2,300                         56
        The Scotts Miracle-Gro Co., Class A  2,800                           246
      o Sealed Air Corp.  6,000                                              302
        Sensient Technologies Corp.  2,300                                    41
        Sigma-Aldrich Corp.  6,300                                           401
        Silgan Holdings, Inc.  5,800                                         187
      o Smurfit-Stone Container Corp.  10,900                                115
        Sonoco Products Co.  4,100                                           116
      @ Southern Copper Corp.  5,400                                         298
        Spartech Corp.  4,200                                                 80
        Steel Dynamics, Inc.  3,500                                          108
        Stepan Co.  1,200                                                     31
      o Stillwater Mining Co.  1,133                                          11
      o Symyx Technologies, Inc.  3,800                                      102
        Temple-Inland, Inc.  8,800                                           324
        Texas Industries, Inc.  1,000                                         50
     @o Titanium Metals Corp.  1,800                                          85
        United States Steel Corp.  9,900                                     362
        USEC, Inc.  3,000                                                     30
        Valhi, Inc.  8,600                                                   152

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
        Valspar Corp.  8,400                                                 185
        Vulcan Materials Co.  9,400                                          611
        Wausau Paper Corp.  4,700                                             51
        Westlake Chemical Corp.  1,000                                        29
      o Westmoreland Coal Co.  3,500                                          94
        Weyerhaeuser Co.  16,750                                           1,061
        Worthington Industries, Inc.  7,200                                  145
                                                                     -----------
                                                                          39,827
        MEDIA 3.8%
        ------------------------------------------------------------------------
      o 4Kids Entertainment, Inc.  1,000                                      17
      o Acme Communications, Inc.  1,900                                       7
      o ACT Teleconferencing, Inc.  1,100                                     --
      o Adelphia Communications, Class A  6,301                                1
        Advo, Inc.  4,050                                                    100
        Arbitron, Inc.  2,120                                                 79
        Belo Corp., Class A  9,400                                           203
      o Cablevision Systems Corp., NY Group, Class A
        18,800                                                               466
        Cadmus Communications Corp.  3,900                                    82
        Carmike Cinemas, Inc.  2,500                                          55
      o Catalina Marketing Corp.  5,900                                      154
     @o Charter Communications, Inc., Class A  20,300                         24
      o Citadel Broadcasting Corp.  2,500                                     34
        Clear Channel Communications, Inc.  49,721                         1,513
      o Comcast Corp., Class A  148,336                                    4,128
      o Comcast Corp., Special Class A  42,800                             1,173
      o Cox Radio, Inc., Class A  4,600                                       66
      o Crown Media Holdings, Inc., Class A  6,000                            64
      o Cumulus Media, Inc., Class A  5,100                                   62
        DAG Media, Inc.  2,500                                                 6
      o Daily Journal Corp.  500                                              21
        Dex Media, Inc.  4,000                                               108
      o The DIRECTV Group, Inc.  101,476                                   1,443
      o Discovery Holding Co., Class A  22,323                               315
      @ Dow Jones & Co., Inc.  9,000                                         305
        The E.W. Scripps Co., Class A  12,000                                550
      o EchoStar Communications Corp., Class A  21,300                       572
      o EMAK Worldwide, Inc.  500                                              4
      o Emmis Communications Corp., Class A  713                              14
      o Entercom Communications Corp.  3,000                                  87
      o Entravision Communications Corp., Class A  5,000                      41
        Gannett Co., Inc.  19,500                                          1,222
      o Gemstar -- TV Guide International, Inc.  21,160                       55
      o Getty Images, Inc.  4,600                                            382
        Gray Television, Inc.  5,600                                          50
        Harte-Hanks, Inc.  8,100                                             207
        Hearst-Argyle Television, Inc.  3,700                                 89
        Hollinger International, Inc., Class A  7,300                         64
      o Insight Communications Co., Class A  5,200                            60
        Interactive Data Corp.  20,700                                       480
      o Interpublic Group of Cos., Inc.  34,144                              353
        John Wiley & Sons, Class A  6,300                                    247
        Journal Communications, Inc., Class A  7,500                         106
      o Journal Register Co.  3,200                                           51
        Knight-Ridder, Inc.  5,700                                           304
      o Lakes Entertainment, Inc.  1,800                                      17
     @o Lamar Advertising Co., Class A  9,200                                411
        Lee Enterprises, Inc.  2,500                                          98
        Liberty Corp.  1,000                                                  46
        Liberty Global, Inc., Series A  12,759                               316
      o Liberty Global, Inc., Series C  12,759                               303
      o Liberty Media Corp., Class A  223,239                              1,779
      o Lin TV Corp., Class A  3,300                                          42
     @o Martha Stewart Living Omnimedia, Class A  3,900                       67
        McClatchy Co., Class A  7,200                                        451
        The McGraw-Hill Cos., Inc.  34,600                                 1,693
        Media General, Inc., Class A  2,000                                  106
      o Mediacom Communications Corp., Class A  7,600                         44
        Meredith Corp.  6,000                                                299
      @ New York Times Co., Class A  13,200                                  360
      o News Corp, Inc., Class A  253,950                                  3,619
      o Nexstar Broadcasting Group, Inc., Class A  4,500                      21
      o NTL, Inc.  6,000                                                     368
        Omnicom Group, Inc.  16,800                                        1,394
      o Paxson Communications Corp.  1,900                                     1
     @o Pegasus Communications Corp., Class A  6,320                          34
      o Pixar, Inc.  11,200                                                  568
      o Playboy Enterprises, Inc., Class B  4,500                             68
      o ProQuest Co.  1,700                                                   50
      o R.H. Donnelley Corp.  2,000                                          123
      o Radio One, Inc., Class A  9,500                                      113
     >o Radio Unica Communications Corp.  300                                 --
        The Reader's Digest Association, Inc., Class A  7,300                112
      @ Regal Entertainment Group, Class A  4,200                             77
      o Saga Communications, Inc., Class A  3,750                             47
      o Salem Communications Corp., Class A  900                              17
      o Scholastic Corp.  2,200                                               72

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
        Sinclair Broadcast Group, Inc., Class A  4,800                        40
     @o Sirius Satellite Radio, Inc.  1,200                                    8
        Thomas Nelson, Inc.  3,300                                            71
        Time Warner, Inc.  367,052                                         6,545
      o Tivo, Inc.  4,500                                                     22
        Tribune Co.  26,900                                                  848
      o Univision Communications, Inc., Class A  25,510                      667
      o Valassis Communications, Inc.  5,900                                 184
        Value Line, Inc.  300                                                 12
        Viacom, Inc., Class B  144,012                                     4,460
        The Walt Disney Co.  169,650                                       4,134
        Washington Post, Class B  600                                        447
        Westwood One, Inc.  7,200                                            133
        World Wrestling Entertainment, Inc.  4,900                            62
      o XM Satellite Radio Holdings, Inc., Class A  15,300                   441
                                                                     -----------
                                                                          46,154
        PHARMACEUTICALS & BIOTECHNOLOGY 7.1%
        ------------------------------------------------------------------------
      o aaiPharma, Inc.  4,300                                                 2
        Abbott Laboratories  125,705                                       5,412
      o Abgenix, Inc.  7,100                                                  74
      o Adolor Corp.  1,700                                                   18
      o Affymetrix, Inc.  4,900                                              223
      o Albany Molecular Research, Inc.  1,600                                21
     @o Alkermes, Inc.  3,100                                                 51
        Allergan, Inc.  11,900                                             1,063
        Alpharma, Inc., Class A  3,700                                        92
      o Amgen, Inc.  103,268                                               7,824
      o Amylin Pharmaceuticals, Inc.  2,300                                   77
      o Andrx Corp.  6,400                                                    99
     @o Antigenics, Inc.  1,400                                                7
      o Aphton Corp.  800                                                     --
        Applied Biosystems Group -- Applera Corp.  16,500                    400
      o Arena Pharmaceuticals, Inc.  800                                       8
      o Arqule, Inc.  8,800                                                   63
      o AVANIR Pharmaceuticals, Class A  1,900                                 6
      o Avant Immunotherapeutics, Inc.  3,000                                  4
      o Avigen, Inc.  900                                                      2
      o Barr Pharmaceuticals, Inc.  8,781                                    504
      o BioCryst Pharmaceuticals, Inc.  1,400                                 19
      o Biogen Idec, Inc.  28,125                                          1,143
      o BioMarin Pharmaceuticals, Inc.  1,800                                 15
      o Bradley Pharmaceuticals, Inc.  1,700                                  20
        Bristol-Myers Squibb Co.  158,250                                  3,350
      o Caliper Life Sciences, Inc.  700                                       5
      o Celera Genomics Group -- Applera Corp. 5,600                          67
      o Celgene Corp.  13,500                                                757
      o Cell Genesys, Inc.  1,500                                              8
     @o Cell Therapeutics, Inc.  1,400                                         3
      o Cephalon, Inc.  3,500                                                160
      o Charles River Laboratories International, Inc.  6,416                281
      o Chiron Corp.  15,100                                                 667
      o Ciphergen Biosystems, Inc.  1,700                                      3
        CNS, Inc.  5,000                                                     130
      o Collagenex Pharmaceuticals, Inc.  3,000                               26
      o Connetics Corp.  3,400                                                44
      o Cubist Pharmaceuticals, Inc.  1,900                                   38
      o CuraGen Corp.  2,100                                                  10
      o Curis, Inc.  3,140                                                    13
     @o CV Therapeutics, Inc.  1,100                                          28
      o Cytogen Corp.  230                                                     1
      o Dendreon Corp.  1,400                                                  9
      o Digene Corp.  1,400                                                   42
      o Diversa Corp.  1,100                                                   6
     @o Durect Corp.  2,000                                                   13
      o Dyax Corp.  2,000                                                      9
        Eli Lilly & Co.  92,400                                            4,601
      o Embrex, Inc.  1,300                                                   16
      o Emisphere Technologies, Inc.  800                                      3
      o Encysive Pharmaceuticals, Inc.  2,600                                 27
      o Endo Pharmaceutical Holdings, Inc.  10,500                           283
      o Entremed, Inc.  1,200                                                  3
      o Enzo Biochem, Inc.  1,781                                             24
      o Enzon Pharmaceuticals, Inc.  4,400                                    31
      o Exelixis, Inc.  1,800                                                 14
      o Eyetech Pharmaceuticals, Inc.  2,500                                  44
      o First Horizon Pharmaceutical Corp.  3,400                             49
      o Forest Laboratories, Inc.  27,500                                  1,043
      o Gene Logic, Inc.  1,300                                                5
      o Genelabs Technologies, Inc.  800                                      --
      o Genentech, Inc.  83,300                                            7,547
      o Genta, Inc.  2,900                                                     4
      o Genzyme Corp.  20,732                                              1,499
      o Geron Corp.  1,000                                                     9
      o Gilead Sciences, Inc.  34,120                                      1,612
      o GTC Biotherapeutics, Inc.  1,800                                       3
      o Harvard Bioscience, Inc.  500                                          2
      o Human Genome Sciences, Inc.  5,100                                    43
     @o ICOS Corp.  2,700                                                     73
      o ImClone Systems, Inc.  6,935                                         241
      o Immunogen, Inc.  1,500                                                 8
      o Immunomedics, Inc.  2,400                                              4
      o Impax Laboratories, Inc.  1,600                                       17
      o Incyte Corp.  2,600                                                   13
      o Indevus Pharmaceuticals, Inc.  1,800                                   8
      o Inspire Pharmaceuticals, Inc.  1,300                                   8
      o InterMune, Inc.  1,100                                                15

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
      o Invitrogen Corp.  3,629                                              231
      o Isis Pharmaceuticals, Inc.  1,900                                      8
      o IVAX Corp.  18,437                                                   526
    (6) Johnson & Johnson  246,370                                        15,428
      o Kendle International, Inc.  2,700                                     65
      o King Pharmaceuticals, Inc.  18,516                                   286
      o Kos Pharmaceuticals, Inc.  3,200                                     192
      o Kosan Biosciences, Inc.  2,500                                        18
      o KV Pharmaceutical Co., Class A  2,700                                 46
      o Lexicon Genetics, Inc.  6,900                                         28
     @o Ligand Pharmaceuticals, Inc., Class B  2,300                          20
      o Luminex Corp.  800                                                     8
      o Matrixx Initiatives, Inc.  1,700                                      28
      o Maxim Pharmaceuticals, Inc.  2,400                                     3
      o Maxygen, Inc.  1,500                                                  13
      o Medarex, Inc.  3,000                                                  26
      o Medicines Co.  1,700                                                  29
        Medicis Pharmaceutical Corp., Class A  3,400                         100
      o Medimmune, Inc.  19,875                                              695
        Merck & Co., Inc.  183,552                                         5,180
      o MGI Pharma, Inc.  3,932                                               74
      o Millennium Pharmaceuticals, Inc.  25,856                             236
      o Monogram Biosciences, Inc.  4,080                                      9
        Mylan Laboratories, Inc.  21,900                                     421
      o Myogen, Inc.  2,500                                                   50
      o Myriad Genetics, Inc.  1,400                                          27
      o Nabi Biopharmaceuticals  2,800                                        36
     @o Nanogen, Inc.  1,500                                                   4
      o Neogen Corp.  625                                                     12
      o NeoRx Corp.  400                                                      --
      o Neose Technologies, Inc.  500                                          1
      o Neurocrine Biosciences, Inc.  1,400                                   74
      o Neurogen Corp.  800                                                    6
      o Northfield Laboratories, Inc.  1,100                                  14
      o Noven Pharmacuticals, Inc.  5,500                                     77
      o NPS Pharmacuticals, Inc.  1,000                                       10
      o Nuvelo, Inc.  300                                                      3
      o Onyx Pharmaceuticals, Inc.  1,800                                     46
      o Orchid Cellmark, Inc.  280                                             2
      o Oscient Pharmaceuticals Corp.  2,100                                   4
      o OSI Pharmaceuticals, Inc.  1,692                                      39
      o Oxigene, Inc.  900                                                     5
      o Pain Therapeutics, Inc.  2,600                                        15
      o Par Pharmaceutical Cos., Inc.  1,900                                  49
        Perrigo Co.  7,300                                                    98
    (9) Pfizer, Inc.  631,552                                             13,730
      o Pharmacopeia Drug Discovery, Inc.  650                                 2
      o Pharmacyclics, Inc.  1,100                                             8
      o Pharmion Corp.  2,500                                                 47
      o Pozen, Inc.  1,300                                                    13
      o Praecis Pharmaceuticals, Inc.  1,600                                   1
      o Protein Design Labs, Inc.  4,100                                     115
      o Regeneron Pharmaceuticals, Inc.  1,900                                24
      o Sangamo Biosciences, Inc.  1,200                                       6
      o Savient Pharmaceuticals, Inc.  2,300                                   9
        Schering-Plough Corp.  121,750                                     2,476
      o Sepracor, Inc.  6,600                                                371
      o Serologicals Corp.  1,200                                             23
      o SuperGen, Inc.  900                                                    5
      o Tanox, Inc.  4,900                                                    68
      o Techne Corp.  3,800                                                  206
      o Third Wave Technologies, Inc.  1,800                                   6
      o Titan Pharmaceuticals, Inc.  800                                       1
      o Transgenomic, Inc.  1,200                                              1
      o Trimeris, Inc.  500                                                    6
        Valeant Pharmaceuticals International  7,900                         136
     @o Vertex Pharmaceuticals, Inc.  3,144                                   72
      o Vical, Inc.  1,600                                                     8
      o Viropharma, Inc.  1,000                                               19
      o Watson Pharmaceuticals, Inc.  7,732                                  267
        Wyeth  109,400                                                     4,875
      o XOMA Ltd.  2,400                                                       4
      o Zymogenetics, Inc.  2,000                                             35
                                                                     -----------
                                                                          86,842
        REAL ESTATE 2.1%
        ------------------------------------------------------------------------
        Affordable Residential Communities  3,000                             30
      o Alexander's, Inc.  700                                               168
        Alexandria Real Estate Equities, Inc.  2,500                         202
        AMB Property Corp.  7,300                                            323
        American Financial Realty Trust  8,500                               105
      @ American Home Mortgage Investment Corp.  4,500                       122
        American Land Lease, Inc.  1,700                                      40
        American Mortgage Acceptance Co.  1,500                               21
      o American Real Estate Partners L.P.  3,800                            131
      o American Realty Investors, Inc.  1,037                                10
        AMLI Residential Properties  1,000                                    38
      @ Annaly Mortgage Management, Inc.  9,400                              108
        Anthracite Capital, Inc.  4,900                                       51
        Anworth Mortgage Asset Corp.  1,000                                    8
        Apartment Investment & Management Co., Class A  7,400                284
        Archstone-Smith Trust  15,285                                        620
        Arden Realty, Inc.  5,500                                            248
        AvalonBay Communities, Inc.  6,100                                   526
        Bedford Property Investors, Inc.  2,900                               65
        Boston Properties, Inc.  9,900                                       685
        Brandywine Realty Trust  5,500                                       151

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
        BRE Properties, Class A  5,000                                       221
        Camden Property Trust  2,300                                         130
        Capital Automotive Real Estate Investment Trust  2,800               108
        Capstead Mortgage Corp.  2,240                                        14
        CarrAmerica Realty Corp.  5,400                                      178
      o CB Richard Ellis Group, Inc., Class A  4,500                         220
        CBL & Associates Properties, Inc.  4,400                             164
        Centerpoint Properties Trust  3,600                                  164
        Colonial Properties Trust  2,567                                     112
        Commercial Net Lease Realty  3,320                                    64
        Consolidated-Tomoka Land Co.  900                                     54
        Corporate Office Properties Trust SBI  3,500                         122
        Correctional Properties Trust  1,600                                  45
        Cousins Properties, Inc.  5,200                                      154
        Crescent Real Estate Equity Co.  7,400                               148
        Developers Diversified Realty Corp.  7,612                           332
        Duke Realty Corp.  12,990                                            443
        EastGroup Properties, Inc.  900                                       39
        Entertainment Properties Trust  2,200                                 88
        Equity Inns, Inc.  2,700                                              35
        Equity Lifestyle Properties, Inc.  3,000                             127
        Equity Office Properties Trust  32,738                             1,008
        Equity One, Inc.  6,600                                              155
        Equity Residential  24,700                                           969
        Essex Property Trust, Inc.  2,600                                    234
        Federal Realty Investment Trust  5,200                               315
      o FelCor Lodging Trust, Inc.  5,700                                     85
        First Industrial Realty Trust  2,600                                 106
        Forest City Enterprises, Inc., Class A  10,400                       384
      @ Friedman Billings Ramsey Group, Inc., Class A  12,080                107
        General Growth Properties, Inc.  20,460                              869
        Getty Realty Corp.  2,000                                             54
        Glenborough Realty Trust, Inc.  2,400                                 46
        Glimcher Realty Trust  3,800                                          87
        Global Signal, Inc.  5,000                                           207
        Health Care Property Investors, Inc.  10,648                         271
      @ Health Care Real Estate Investment Trust, Inc.  5,200                183
        Healthcare Realty Trust, Inc.  4,900                                 185
        Heritage Property Investment Trust  4,000                            130
        Highwoods Properties, Inc.  5,600                                    158
        Home Properties, Inc.  2,500                                          97
        Hospitality Properties Trust  6,000                                  238
        Host Marriott Corp.  28,400                                          477
        HRPT Properties Trust  13,500                                        147
      @ IMPAC Mortgage Holdings, Inc.  4,800                                  48
        Inland Real Estate Corp.  5,500                                       78
        Innkeepers USA Trust  1,500                                           23
        iStar Financial, Inc.  9,390                                         346
      o Jones Lang LaSalle, Inc.  2,300                                      116
        Kilroy Realty Corp.  1,800                                           101
        Kimco Realty Corp.  18,700                                           554
        LaSalle Hotel Properties  3,500                                      124
      @ Lexington Corp. Properties Trust  3,000                               65
        Liberty Property Trust  8,300                                        346
        LTC Properties, Inc.  2,800                                           57
        The Macerich Co.  5,200                                              334
        Mack-Cali Realty Corp.  5,900                                        252
        Maguire Properties, Inc.  3,000                                       90
      o MeriStar Hospitality Corp.  2,200                                     19
        MFA Mortgage Investments, Inc.  5,500                                 32
        Mid-America Apartment Communities, Inc.  2,500                       117
        The Mills Corp.  5,400                                               289
        National Health Investors, Inc.  3,100                                83
        National Health Realty, Inc.  2,300                                   44
        Nationwide Health Properties, Inc.  5,100                            118
        New Century Financial Corp.  3,600                                   111
        New Plan Excel Realty Trust  8,500                                   195
        Newcastle Investment Corp.  2,200                                     58
      @ Novastar Financial, Inc.  2,000                                       59
        Omega Healthcare Investors, Inc.  2,784                               34
        Pan Pacific Retail Properties, Inc.  2,201                           140
        Parkway Properties, Inc.  500                                         24
        Pennsylvania Real Estate Investment Trust  2,500                      96
        Plum Creek Timber Co., Inc.  15,047                                  585
        PMC Commercial Trust  1,500                                           19
        Post Properties, Inc.  2,200                                          90
        Prentiss Properties Trust  2,700                                     107
        ProLogis  20,854                                                     897
        PS Business Parks, Inc.  3,000                                       140
        Public Storage, Inc.  10,900                                         722
        RAIT Investment Trust  3,300                                          88
        Ramco-Gershenson Properties  1,400                                    39
        Rayonier, Inc.  2,388                                                 91
        Realty Income Corp.  4,600                                           102
        Reckson Associates Realty Corp.  5,300                               186
        Redwood Trust, Inc.  2,500                                           116
      @ Regency Centers Corp.  5,700                                         317
        Saul Centers, Inc.  2,100                                             73
        Saxon Capital, Inc.  3,500                                            35
        Senior Housing Properties Trust  4,950                                88
     >o Shelbourne Properties I  500                                           5
     >o Shelbourne Properties III  500                                         3
        Shurgard Storage Centers, Inc., Class A  4,500                       254
        Simon Property Group, Inc.  18,574                                 1,330
        SL Green Realty Corp.  4,200                                         286
        Sovran Self Storage, Inc.  800                                        37

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
        The St. Joe Co.  5,300                                               350
        Sun Communities, Inc.  3,000                                          91
        Tanger Factory Outlet Centers  1,600                                  43
     @o Tarragon Corp.  4,422                                                 83
        Taubman Centers, Inc.  4,100                                         135
     @o Tejon Ranch Co.  674                                                  30
      @ Thornburg Mortgage, Inc.  7,800                                      198
        The Town & Country Trust  1,000                                       30
      o Trammell Crow Co.  2,800                                              72
        Trizec Properties, Inc.  12,700                                      283
        Trustreet Properties, Inc.  1,000                                     15
        United Dominion Realty Trust, Inc.  9,400                            208
        United Mobile Homes, Inc.  1,600                                      24
        Universal Health Realty Income  900                                   29
        Urstadt Biddle Properties, Inc.  500                                   9
        Urstadt Biddle Properties, Inc., Class A  1,000                       17
        Ventas, Inc.  5,800                                                  178
        Vornado Realty Trust  10,500                                         851
        W.P. Carey & Co. LLC  4,100                                          105
        Washington Real Estate Investment Trust  3,100                        93
        Weingarten Realty Investment  7,975                                  284
      o Wellsford Real Properties, Inc.  1,400                                27
                                                                     -----------
                                                                          26,128
        RETAILING 4.2%
        ------------------------------------------------------------------------
      o 99 Cents Only Stores  3,066                                           30
        Aaron Rents, Inc.  3,750                                              74
        Aaron Rents, Inc., Class A  2,175                                     39
        Abercrombie & Fitch Co., Class A  8,300                              432
      o Advance Auto Parts, Inc.  9,540                                      358
      o Advanced Marketing Services, Inc.  2,400                               9
      o Amazon.com, Inc.  33,700                                           1,344
      o America's Car Mart, Inc.  3,750                                       61
        American Eagle Outfitters, Inc.  10,100                              238
        The Andersons, Inc.  1,500                                            52
      o AnnTaylor Stores Corp.  9,825                                        238
      o Artistdirect, Inc.  1,000                                              3
      o Asbury Automotive Group, Inc.  4,100                                  69
      o Autonation, Inc.  21,600                                             429
      o AutoZone, Inc.  8,900                                                720
      o Barnes & Noble, Inc.  7,400                                          268
     @o Bed, Bath & Beyond, Inc.  23,700                                     960
        Best Buy Co., Inc.  39,225                                         1,736
      o Big Lots, Inc.  11,100                                               128
      @ Blockbuster, Inc., Class A  6,900                                     31
        Borders Group, Inc.  9,000                                           177
        The Buckle, Inc.  1,000                                               37
        Building Material Holding Corp.  4,000                               340
        Burlington Coat Factory Warehouse Corp.  2,500                        96
     @o Cabela's, Inc., Class A  3,500                                        57
      o Carmax, Inc.  3,923                                                  105
        The Cato Corp., Class A  1,800                                        36
      o Charming Shoppes, Inc.  7,700                                         86
      o Chico's FAS, Inc.  13,300                                            526
      o The Children's Place Retail Stores, Inc.  1,800                       77
        Circuit City Stores, Inc.  16,500                                    294
        Claire's Stores, Inc.  16,000                                        417
      o Coldwater Creek, Inc.  5,668                                         153
      o CSK Auto Corp.  3,500                                                 53
        DEB Shops, Inc.  1,600                                                40
     @o Dick's Sporting Goods, Inc.  1,000                                    30
        Dillards, Inc., Class A  5,500                                       114
        Dollar General Corp.  27,775                                         540
      o Dollar Tree Stores, Inc.  8,650                                      187
      o The Dress Barn, Inc.  3,000                                           80
      o Duckwall-ALCO Stores, Inc.  1,800                                     41
      o eBay, Inc.  110,848                                                4,390
      o Expedia, Inc.  31,345                                                589
        Family Dollar Stores, Inc.  10,200                                   226
        Federated Department Stores, Inc.  21,476                          1,318
        The Finish Line, Class A  3,600                                       56
      o Finlay Enterprises, Inc.  1,000                                        8
        Foot Locker, Inc.  14,100                                            274
     @o Gamestop Corp., Class A  1,524                                        54
        The Gap, Inc.  73,900                                              1,277
      o Genesco, Inc.  4,300                                                 158
        Genuine Parts Co.  13,500                                            599
      o Group 1 Automotive, Inc.  1,400                                       39
      o Guess?, Inc.  2,700                                                   73
      o Guitar Center, Inc.  1,700                                            89
        Handleman Co.  6,600                                                  79
        Haverty Furniture Cos., Inc.  4,200                                   51
      o Hibbet Sporting Goods, Inc.  3,543                                    93
      o Hollywood Media Corp.  1,100                                           5
        Home Depot, Inc.  181,000                                          7,428
      o HOT Topic, Inc.  6,300                                                94
     @o IAC/InterActiveCorp  31,345                                          802
      o Insight Enterprises, Inc.  4,650                                      95
      o The J. Jill Group, Inc.  2,000                                        25
        J.C. Penney Co., Inc. Holding Co.  22,400                          1,147
      o Kohl's Corp.  25,800                                               1,242
        Limited Brands, Inc.  36,820                                         737
      o Linens 'N Things, Inc.  4,300                                        108
        Lithia Motors, Inc., Class A  700                                     19
        Lowe's Cos., Inc.  63,700                                          3,871
      o The Men's Wearhouse, Inc.  3,600                                      89
        Michaels Stores, Inc.  9,800                                         324
        Monro Muffler Brake, Inc.  1,050                                      31
        Movie Gallery, Inc.  3,525                                            25
     @o NetFlix, Inc.  6,000                                                 158

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
      @ Nordstrom, Inc.  20,600                                              714
      o O'Reilly Automotive, Inc.  4,400                                     124
      o Office Depot, Inc.  26,000                                           716
        OfficeMax, Inc.  6,400                                               179
      o Pacific Sunwear of California  9,975                                 250
      o The Pantry, Inc.  400                                                 15
      o Party City Corp.  3,800                                               62
      o Payless Shoesource, Inc.  5,906                                      109
        Pep Boys-Manny, Moe & Jack  2,500                                     35
      o Petco Animal Supplies, Inc.  5,000                                    95
        PETsMART, Inc.  11,100                                               261
        Pier 1 Imports, Inc.  3,900                                           40
      o Pomeroy IT Solutions, Inc.  2,100                                     24
      o Priceline.com, Inc.  3,983                                            76
      o RadioShack Corp.  10,700                                             236
        Regis Corp.  3,900                                                   150
      o Rent-A-Center, Inc.  5,250                                            95
      o Rent-Way, Inc.  3,200                                                 20
      o Restoration Hardware, Inc.  1,700                                     10
      o Retail Ventures, Inc.  700                                             7
      o Rex Stores Corp.  1,875                                               25
        Ross Stores, Inc.  13,400                                            362
      o Saks, Inc.  16,900                                                   307
      o Sears Holdings Corp.  8,885                                        1,068
        The Sherwin-Williams Co.  13,000                                     553
      o Shoe Carnival, Inc.  1,200                                            20
        Sonic Automotive, Inc.  1,400                                         31
      o The Source Interlink Cos., Inc.  5,000                                51
      > Spiegel, Inc., Class A  5,000                                         --
      o The Sports Authority, Inc.  370                                       10
      o The Sportsman's Guide, Inc.  7,500                                   197
      o Stage Stores, Inc.  1,800                                             50
        Staples, Inc.  61,800                                              1,405
        Stein Mart, Inc.  3,800                                               70
        Talbots, Inc.  5,700                                                 149
        Target Corp.  74,600                                               4,154
      o TBC Corp.  100                                                         3
        Tiffany & Co.  11,500                                                453
        TJX Cos., Inc.  40,400                                               870
      o Too, Inc.  1,742                                                      50
      o Tractor Supply Co.  4,000                                            194
      o Trans World Entertainment Corp.  1,500                                10
        Tuesday Morning Corp.  2,500                                          60
     @o Tweeter Home Entertainment Group, Inc.  1,100                          5
        United Auto Group, Inc.  1,000                                        34
      o Urban Outfitters, Inc.  12,800                                       363
      o Valuevision Media, Inc., Class A  1,400                               14
      o Weight Watchers International, Inc.  8,700                           457
      o Williams-Sonoma, Inc.  9,200                                         360
      o Winmark Corp.  1,200                                                  25
      o Zale Corp.  5,020                                                    141
                                                                     -----------
                                                                          50,987
        SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.8%
        ------------------------------------------------------------------------
      o Actel Corp.  1,100                                                    15
      o ADE Corp.  3,100                                                      63
      o Advanced Energy Industries, Inc.  3,900                               42
      o Advanced Micro Devices, Inc.  29,000                                 673
      o Advanced Power Technology, Inc.  1,500                                14
      o Agere Systems, Inc.  15,011                                          156
      o Alliance Semiconductor Corp.  1,200                                    3
      o Altera Corp.  30,400                                                 506
      o AMIS Holdings, Inc.  2,500                                            28
     @o Amkor Technology, Inc.  14,400                                        76
      o Anadigics, Inc.  1,150                                                 4
        Analog Devices, Inc.  30,200                                       1,050
        Applied Materials, Inc.  139,098                                   2,278
      o Applied Micro Circuits Corp.  25,238                                  62
      o Asyst Technologies, Inc.  1,700                                        7
      o Atmel Corp.  37,900                                                   93
      o ATMI, Inc.  1,400                                                     38
      o August Technology Corp.  1,300                                        13
      o Axcelis Technologies, Inc.  7,044                                     31
      o AXT, Inc.  800                                                         1
      o Broadcom Corp., Class A  26,200                                    1,113
      o Brooks Automation, Inc.  2,585                                        30
      o Cabot Microelectronics Corp.  660                                     19
      o Ceva, Inc.  433                                                        2
      o Cirrus Logic, Inc.  3,800                                             25
        Cohu, Inc.  1,100                                                     26
     @o Conexant Systems, Inc.  25,046                                        49
      o Credence Systems Corp.  1,700                                         13
     @o Cree, Inc.  6,000                                                    144
      o Cymer, Inc.  1,700                                                    59
      o Cypress Semiconductor Corp.  8,500                                   116
      o Diodes, Inc.  2,850                                                  103
      o DSP Group, Inc.  3,300                                                81
      o Electroglas, Inc.  900                                                 3
      o Emcore Corp.  1,500                                                    8
      o Entegris, Inc.  10,199                                               100
      o ESS Technology, Inc.  2,100                                            6
      o Exar Corp.  3,300                                                     42
      o Fairchild Semiconductor International, Inc., Class  A  8,600         133
      o FEI Co.  1,500                                                        28
      o Formfactor, Inc.  2,500                                               62
      o Freescale Semiconductor, Inc., Class B  21,360                       510
      o FSI International, Inc.  1,300                                         5
      o HI/FN, Inc.  800                                                       4
      o Ibis Technology Corp.  800                                             1

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
      o Integrated Device Technology, Inc.  11,220                           111
      o Integrated Silicon Solutions, Inc.  3,400                             26
        Intel Corp.  533,832                                              12,545
      o International Rectifier Corp.  6,600                                 195
        Intersil Corp., Class A  12,364                                      281
      o IXYS Corp.  900                                                        9
        KLA-Tencor Corp.  15,000                                             694
      o Kopin Corp.  2,500                                                    14
      o Kulicke & Soffa Industries, Inc.  4,400                               28
      o Lam Research Corp.  11,600                                           391
      o Lattice Semiconductor Corp.  4,600                                    20
        Linear Technology Corp.  25,000                                      830
      o Logicvision, Inc.  1,000                                               2
      o LSI Logic Corp.  29,964                                              243
      o LTX Corp.  1,900                                                       7
      o Mattson Technology, Inc.  4,100                                       32
        Maxim Integrated Products, Inc.  27,453                              952
      o MEMC Electronic Materials, Inc.  16,300                              292
      o Micrel, Inc.  6,800                                                   68
        Microchip Technology, Inc.  16,475                                   497
      o Micron Technology, Inc.  49,500                                      643
      o Microsemi Corp.  7,000                                               162
     @o Mindspeed Technologies, Inc.  7,598                                   14
      o MIPS Technology, Inc., Class A  1,100                                  6
      o MKS Instruments, Inc.  4,300                                          81
      o Monolithic System Technology, Inc.  1,200                              6
      o Nanometrics, Inc.  300                                                 3
        National Semiconductor Corp.  29,200                                 661
      o Novellus Systems, Inc.  11,171                                       244
      o Nvidia Corp.  14,000                                                 470
     @o Omnivision Technologies, Inc.  2,800                                  36
      o ON Semiconductor Corp.  21,000                                        97
      o Pericom Semiconductor Corp.  600                                       5
      o Photronics, Inc.  3,900                                               70
      o Pixelworks, Inc.  4,100                                               23
      o PLX Technology, Inc.  1,300                                           10
      o Power Integrations, Inc.  1,400                                       30
      o QuickLogic Corp.  900                                                  3
      o Rambus, Inc.  8,200                                                  105
      o RF Micro Devices, Inc.  13,700                                        72
      o Rudolph Technologies, Inc.  500                                        6
      o Semitool, Inc.  4,300                                                 39
      o Semtech Corp.  6,000                                                  91
      o Silicon Image, Inc.  2,000                                            18
      o Silicon Laboratories, Inc.  5,000                                    161
      o Silicon Storage Technology, Inc.  7,000                               35
      o Sipex Corp.  1,600                                                     3
      o Skyworks Solutions, Inc.  5,689                                       31
      o Standard Microsystems Corp.  3,600                                   102
      o Supertex, Inc.  1,400                                                 51
      o Teradyne, Inc.  15,559                                               211
      o Tessera Technologies, Inc.  3,000                                     84
        Texas Instruments, Inc.  143,397                                   4,094
      o Therma-Wave, Inc.  1,000                                               2
      o Three-Five Systems, Inc.  1,099                                       --
      o Transmeta Corp.  4,500                                                 6
      o Transwitch Corp.  3,100                                                5
      o Tripath Technology, Inc.  1,800                                        1
      o Triquint Semiconductor, Inc.  5,310                                   22
      o Ultratech Stepper, Inc.  1,300                                        18
      o Varian Semiconductor Equipment Associates, Inc.  1,500                57
      o Veeco Instruments, Inc.  3,500                                        56
      o Virage Logic Corp.  1,400                                             11
     @o Vitesse Semiconductor Corp.  6,986                                    12
        Xilinx, Inc.  27,600                                                 661
      o Zoran Corp.  1,761                                                    26
                                                                     -----------
                                                                          33,616
        SOFTWARE & SERVICES 6.3%
        ------------------------------------------------------------------------
     =o Activision, Inc.  19,866                                             313
      o Actuate Corp.  2,300                                                   7
        Acxiom Corp.  13,300                                                 284
        Adobe Systems, Inc.  40,000                                        1,290
      o Advent Software, Inc.  4,100                                         126
      o Affiliated Computer Services, Inc., Class A  12,000                  649
      o Agile Software Corp.  1,900                                           14
      o Akamai Technologies, Inc.  8,938                                     155
      o Alliance Data Systems Corp.  6,600                                   235
      o Altiris, Inc.  2,500                                                  42
      o Analysts International Corp.  2,400                                    6
      o Ansoft Corp.  2,300                                                   74
      o answerthink, Inc.  1,700                                               7
      o Ansys, Inc.  3,400                                                   127
      o Anteon International Corp.  2,000                                     90
     @o Ariba, Inc.  5,270                                                    41
      o Aspen Technology, Inc.  6,000                                         36
      o Atari, Inc.  1,600                                                     2
        Autodesk, Inc.  16,800                                               758
        Automatic Data Processing, Inc.  48,100                            2,244
      o BEA Systems, Inc.  30,400                                            268
      o BearingPoint, Inc.  7,100                                             50
      o BindView Development Corp.  1,700                                      7
      o The BISYS Group, Inc.  9,000                                         114
      o Blue Coat Systems, Inc.  340                                          16
      o BMC Software, Inc.  19,000                                           372
      o Borland Software Corp.  3,000                                         15
      o Bottomline Technologies, Inc.  2,000                                  25
      o BroadVision, Inc.  1,090                                               1
      o CACI International, Inc., Class A  2,100                             115
      o Cadence Design Systems, Inc.  22,600                                 361
      o Captaris, Inc.  2,200                                                  8
      o Carreker Corp.  3,700                                                 20
      o Catapult Communications Corp.  1,600                                  29

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
      o CCC Information Services Group, Inc.  7,322                          190
      o Centra Software, Inc.  2,400                                           4
      o Ceridian Corp.  19,500                                               427
        Certegy, Inc.  4,150                                                 155
      o Checkfree Corp.  7,900                                               336
      o Chordiant Software, Inc.  1,100                                        3
      o Ciber, Inc.  1,900                                                    12
      o Citrix Systems, Inc.  20,000                                         551
     @o Click Commerce, Inc.  320                                              6
      o CMGI, Inc.  14,086                                                    22
      o CNET Networks, Inc.  9,983                                           136
      o Cognizant Technology Solutions Corp., Class A 10,600                 466
        Computer Associates International, Inc.  47,226                    1,321
      o Computer Sciences Corp.  16,238                                      832
      o Compuware Corp.  19,900                                              161
      o Convergys Corp.  10,500                                              171
      o Corillian Corp.  2,000                                                 6
      o Covansys Corp.  5,000                                                 80
      o CSG Systems International, Inc.  5,400                               127
      o Datastream Systems, Inc.  1,300                                       11
      o Digimarc Corp.  3,500                                                 22
      o Digital Insight Corp.  2,300                                          69
      o Digital River, Inc.  2,100                                            59
      o Digitas, Inc.  4,000                                                  43
      o Divine, Inc., Class A  161                                            --
      o DST Systems, Inc.  8,100                                             455
      o Dynamics Research Corp.  1,200                                        19
      o Earthlink, Inc.  11,850                                              130
      o Edgewater Technology, Inc.  767                                        4
      o eFunds Corp.  5,002                                                  103
      o Electronic Arts, Inc.  25,200                                      1,433
        Electronic Data Systems Corp.  42,100                                981
      o eLoyalty Corp.  190                                                    1
      o Embarcadero Technologies, Inc.  2,900                                 23
      o Entrust, Inc.  2,800                                                  12
      o Epicor Software Corp.  4,000                                          49
      o EPIQ Systems, Inc.  550                                               11
     >o ePresence, Inc.  2,700                                                --
      o Equinix, Inc.  2,565                                                  95
      o Euronet Worldwide, Inc.  2,500                                        70
        Factset Research Systems, Inc.  3,750                                132
        Fair Isaac Corp.  7,744                                              323
     @o FalconStor Software, Inc.  1,200                                       8
      o FileNet Corp.  3,800                                                 107
        First Data Corp.  62,932                                           2,546
      o Firstwave Technologies, Inc.  1,000                                    1
      o Fiserv, Inc.  15,300                                                 668
      o Forrester Research, Inc.  4,100                                       79
      o Gartner, Inc., Class A  10,300                                       124
     >o Genuity, Inc., Class A  280                                           --
        Global Payments, Inc.  6,240                                         267
      o Google, Inc., Class A  22,500                                      8,373
      o GSE Systems, Inc.  424                                                 1
      o Hewitt Associates, Inc., Class A  5,925                              158
      o Homestore, Inc.  4,200                                                15
      o Hyperion Solutions Corp.  2,850                                      138
     >o iBEAM Broadcasting Corp.  290                                         --
      o iGate Corp.  1,300                                                     5
      o Informatica Corp.  6,700                                              80
        Inforte Corp.  3,700                                                  15
      o Infospace, Inc.  3,872                                                97
        infoUSA, Inc.  2,300                                                  25
      o Innodata Isogen, Inc.  2,400                                           6
      o Intellisync Corp.  1,500                                               7
      o Interactive Intelligence, Inc.  1,000                                  5
      o Interland, Inc.  510                                                   2
      o Internet Capital Group, Inc.  350                                      3
      o Internet Security Systems  4,600                                     113
      o InterVoice, Inc.  1,678                                               16
      o Interwoven, Inc.  5,925                                               56
      o Intrado, Inc.  3,600                                                  70
      o Intuit, Inc.  16,715                                                 768
      o iPayment, Inc.  2,500                                                 90
      o Iron Mountain, Inc.  9,787                                           382
     >o iTEX escrow security  1,800                                           --
     @o j2 Global Communications, Inc.  2,000                                 88
        Jack Henry & Associates, Inc.  6,300                                 113
      o JDA Software Group, Inc.  2,000                                       32
     >o Jupiter Media Metrix, Inc.  1,673                                     --
      o Kana Software, Inc.  528                                               1
      o Kanbay International, Inc.  3,000                                     44
      o Keane, Inc.  3,960                                                    45
      o Kronos, Inc.  1,875                                                   86
     @o Lawson Software, Inc.  8,000                                          61
      o Lightbridge, Inc.  2,200                                              18
      o Looksmart Ltd.  480                                                    2
      o Macromedia, Inc.  4,500                                              198
      o Macrovision Corp.  3,100                                              58
      o Magma Design Automation, Inc.  1,700                                  15
      o Management Network Group, Inc.  2,400                                  6
      o Manhattan Associates, Inc.  1,300                                     29
      o Manugistics Group, Inc.  2,300                                         4
      o Mapinfo Corp.  3,125                                                  38
      o Matrixone, Inc.  1,700                                                 9
        MAXIMUS, Inc.  1,700                                                  62
      o McAfee, Inc.  14,445                                                 434
      o Mentor Graphics Corp.  5,700                                          47
      o Mercury Interactive Corp.  7,500                                     261
      o MetaSolv, Inc.  2,800                                                  8
      o Micromuse, Inc.  2,900                                                21
      o Micros Systems, Inc.  11,000                                         505
   =(3) Microsoft Corp.  884,960                                          22,743
     @o MicroStrategy, Inc., Class A  856                                     61
     @o Midway Games, Inc.  5,600                                            105
      o Moldflow Corp.  300                                                    4

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
      o MPS Group, Inc.  8,100                                               101
      o MRO Software, Inc.  3,900                                             64
      o MSC.Software Corp.  1,800                                             26
      o Napster, Inc.  724                                                     3
      o NAVTEQ Corp.  6,100                                                  239
      o Neoforma, Inc.  1,500                                                 15
      o Neon Systems, Inc.  2,400                                              8
      o Net2Phone, Inc.  1,600                                                 2
      o NetIQ Corp.  7,704                                                    92
      o Netratings, Inc.  3,000                                               45
      o Netscout Systems, Inc.  1,800                                         10
     @o Novell, Inc.  25,600                                                 195
      o Nuance Communications, Inc.  1,974                                    10
     @o NYFIX, Inc.  750                                                       2
      o Onyx Software Corp.  350                                               1
      o Openwave Systems, Inc.  5,271                                         94
      o Opnet Technologies, Inc.  3,600                                       30
      o Opsware, Inc.  800                                                     4
      o Oracle Corp.  429,500                                              5,446
      o PalmSource, Inc.  2,500                                               46
      o Parametric Technology Corp.  21,700                                  141
        Paychex, Inc.  32,400                                              1,256
      o Pegasus Solutions, Inc.  3,900                                        33
      o Peregrine Systems, Inc.  18                                           --
      o Perot Systems Corp., Class A  9,100                                  126
      o Phoenix Technologies Ltd.  1,300                                       8
      o PLATO Learning, Inc.  1,433                                           10
      o Portal Software, Inc.  1,220                                           3
      o Progress Software Corp.  4,200                                       131
        Quality Systems, Inc.  1,800                                         120
      o Quest Software, Inc.  7,700                                          107
      o Quovadx, Inc.  2,600                                                   8
      o Radiant Systems, Inc.  1,300                                          15
      o RealNetworks, Inc.  6,000                                             47
      o Red Hat, Inc.  14,600                                                339
      o Register.com  1,296                                                   10
        Renaissance Learning, Inc.  2,100                                     32
        The Reynolds & Reynolds Co., Class A  7,500                          199
      o RSA Security, Inc.  5,000                                             57
      o S1 Corp.  12,930                                                      57
     @o Saba Software, Inc.  500                                               2
        Sabre Holdings Corp., Class A  12,401                                242
      o Safeguard Scientifics, Inc.  3,300                                     5
      o Sagent Technology, Inc.  1,500                                        --
      o Salesforce.com, Inc.  8,500                                          212
      o Sapient Corp.  9,100                                                  47
      o Secure Computing Corp.  3,200                                         38
      o Selectica, Inc.  1,900                                                 6
      o Serena Software, Inc.  4,600                                         101
        Siebel Systems, Inc.  25,100                                         260
      o Sonic Foundry, Inc.  600                                               1
      o SonicWALL, Inc.  4,900                                                34
      o SPSS, Inc.  3,200                                                     73
      o SRA International, Inc., Class A  5,000                              164
        SS&C Technologies, Inc.  2,100                                        75
        Startek, Inc.  1,400                                                  18
      o Stellent, Inc.  1,100                                                 10
      o SumTotal Systems, Inc.  463                                            2
      o SupportSoft, Inc.  4,800                                              19
      o Sybase, Inc.  19,036                                                 424
      o Symantec Corp.  91,173                                             2,174
      o Synopsys, Inc.  13,684                                               259
      o Synplicity, Inc.  1,200                                                9
        Syntel, Inc.  2,500                                                   51
      o Take-Two Interactive Software, Inc.  6,000                           124
        Talx Corp.  2,550                                                    101
      o TeleCommunication Systems, Inc., Class A  1,300                        3
      o THQ, Inc.  2,925                                                      68
      o TIBCO Software, Inc.  16,000                                         121
      o Tier Technologies, Inc., Class B  500                                  4
        Total System Services, Inc.  16,300                                  347
      o Transaction Systems Architects, Inc., Class A  5,200                 140
      o Troy Group, Inc.  2,000                                                5
      o Tumbleweed Communications Corp.  2,000                                 7
      o Ulticom, Inc.  4,800                                                  51
      o Unisys Corp.  27,600                                                 141
        United Online, Inc.  6,150                                            82
     >o Usinternetworking, Inc.  1,100                                        --
      o VA Software Corp.  1,427                                               2
     @o Valueclick, Inc.  6,000                                              105
      o Verint Systems, Inc.  2,500                                           96
      o VeriSign, Inc.  20,875                                               493
      o Verity, Inc.  4,100                                                   41
      o Versata, Inc.  9                                                      --
      o Vertel Corp.  900                                                     --
      o Viewpoint Corp.  2,000                                                 3
      o Vignette Corp.  894                                                   15
      o Vitria Technology, Inc.  925                                           3
      o WatchGuard Technologies, Inc.  1,800                                   6
      o WebEx Communications, Inc.  2,500                                     57
      o webMethods, Inc.  1,921                                               13
      o Websense, Inc.  2,500                                                148
      o Wind River Systems, Inc.  6,760                                       89
      o Witness Systems, Inc.  2,100                                          41
      o WorldGate Communications, Inc.  2,000                                  4
      o Yahoo! Inc.  111,144                                               4,109
      o Zix Corp.  900                                                         2
                                                                     -----------
                                                                          76,054
        TECHNOLOGY HARDWARE & EQUIPMENT 6.2%
        ------------------------------------------------------------------------
      o 3Com Corp.  17,900                                                    69
      o Adaptec, Inc.  5,700                                                  23

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
      o ADC Telecommunications, Inc.  4,031                                   70
        Adtran, Inc.  7,000                                                  212
      o Advanced Digital Information Corp.  2,600                             24
      o Aeroflex, Inc.  5,400                                                 49
      o Agilent Technologies, Inc.  39,317                                 1,259
        Agilysys, Inc.  1,600                                                 24
      o American Technical Ceramics Corp.  500                                 5
        Amphenol Corp., Class A  8,800                                       352
      o Anaren, Inc.  3,300                                                   47
      o Andrew Corp.  10,925                                                 116
      o Anixter International, Inc.  3,300                                   122
      o APA Optics, Inc.  1,000                                                1
      o Apple Computer, Inc.  61,600                                       3,548
      o Arris Group, Inc.  2,600                                              22
      o Arrow Electronics, Inc.  12,000                                      354
      o Audiovox Corp., Class A  1,600                                        23
      o Avanex Corp.  2,100                                                    1
      o Avaya, Inc.  37,885                                                  436
      o Avici Systems, Inc.  375                                               2
      o Avid Technology, Inc.  3,756                                         185
      o Avnet, Inc.  11,288                                                  260
      o Avocent Corp.  3,963                                                 122
        AVX Corp.  14,000                                                    173
      o Aware, Inc.  1,100                                                     8
        Bel Fuse, Inc., Class A  1,200                                        28
        Belden CDT, Inc.  4,400                                               88
      o Bell Microproducts, Inc.  1,000                                        7
      o Benchmark Electronics, Inc.  3,050                                    86
        Black Box Corp.  1,700                                                68
      o Brightpoint, Inc.  2,475                                              53
      o Brocade Communications Systems, Inc.  21,000                          78
      o C-COR.net Corp.  3,100                                                17
      o CalAmp Corp.  1,000                                                   11
      o Carrier Access Corp.  2,500                                           11
        CDW Corp.  6,800                                                     383
      o Centillium Communications, Inc.  1,000                                 4
      o Checkpoint Systems, Inc.  4,600                                      110
      o CIENA Corp.  17,294                                                   41
      o Cisco Systems, Inc.  563,969                                       9,841
      o Clarent Corp.  1,545                                                  --
      o Cogent, Inc.  5,000                                                  133
        Cognex Corp.  2,900                                                   83
      o Cognitronics Corp.  2,600                                              7
      o Coherent, Inc.  1,300                                                 38
      o Com21, Inc.  1,400                                                    --
      o Comarco, Inc.  500                                                     4
      o CommScope, Inc.  4,900                                                96
      o Comtech Telecommunications Corp.  2,175                               83
      o Comverse Technology, Inc.  13,400                                    336
      o Concurrent Computer Corp.  3,000                                       5
      o Corning, Inc.  115,607                                             2,323
      o CoSine Communications, Inc.  730                                       2
        CTS Corp.  5,800                                                      68
        Daktronics, Inc.  2,600                                               56
      o DDi Corp.  8                                                          --
      o Dell, Inc.  202,100                                                6,443
        Diebold, Inc.  5,300                                                 192
      o Digital Lightwave, Inc.  1,300                                        --
      o Dionex Corp.  1,200                                                   58
      o Ditech Communications Corp.  4,100                                    26
      o Echelon Corp.  3,700                                                  29
      o Electro Scientific Industries, Inc.  1,300                            29
      o Electronics for Imaging  3,400                                        85
      o EMC Corp.  199,686                                                 2,788
      o EMS Technologies, Inc.  1,000                                         16
      o Emulex Corp.  5,900                                                  109
      o Enterasys Networks, Inc.  1,063                                       11
      o Excel Technology, Inc.  600                                           16
      o Extreme Networks, Inc.  4,500                                         22
      o F5 Networks, Inc.  3,300                                             172
      o Fargo Electronics, Inc.  2,000                                        38
      o Finisar Corp.  7,900                                                  12
      o First Virtual Communications, Inc.  240                               --
      o Flir Systems, Inc.  4,800                                            101
      o Foundry Networks, Inc.  9,300                                        111
        Frequency Electronics, Inc.  500                                       5
     @o Gateway, Inc.  11,800                                                 34
      o Gerber Scientific, Inc.  1,900                                        15
      o Glenayre Technologies, Inc.  2,300                                     9
      o Global Imaging Systems, Inc.  2,100                                   75
      o Harmonic, Inc.  6,342                                                 29
        Harris Corp.  14,000                                                 575
        Hewlett-Packard Co.  252,916                                       7,092
      o Hutchinson Technology, Inc.  16,600                                  412
      o ID Systems, Inc.  3,000                                               56
      o Identix, Inc.  1,600                                                   7
        Imation Corp.  2,000                                                  86
      o Immersion Corp.  800                                                   6
      o InFocus Corp.  1,600                                                   5
      o Ingram Micro, Inc., Class A  13,400                                  243
      o Intelli-Check, Inc.  500                                               1
        Inter-Tel, Inc.  6,000                                               111
      o Interdigital Communications Corp.  4,500                              86
      o Intergraph Corp.  9,700                                              469
        International Business Machines Corp.  135,450                    11,091
        Iomega Corp.  12,400                                                  37
      o Itron, Inc.  2,500                                                   109
      o Ixia  5,200                                                           66
      o Jabil Circuit, Inc.  15,400                                          460
      o JDS Uniphase Corp.  112,424                                          236
      o Juniper Networks, Inc.  40,565                                       946
        Keithley Instruments, Inc.  3,200                                     51
      o Kemet Corp.  6,700                                                    46
        Landauer, Inc.  1,100                                                 55

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
      o Lantronix, Inc.  1,900                                                 3
      o LaserCard Corp.  1,000                                                 9
      o LeCroy Corp.  900                                                     14
     @o Lexar Media, Inc.  5,400                                              40
      o Lexmark International, Inc., Class A  10,900                         453
      o Lightpath Technologies, Inc., Class A  75                             --
      o Littelfuse, Inc.  2,000                                               49
     @o Lucent Technologies, Inc.  301,923                                   860
      o Maxtor Corp.  17,748                                                  62
      o Maxwell Technologies, Inc.  1,000                                     13
      o McData Corp., Class A  4,047                                          19
      o Measurement Specialties, Inc.  700                                    17
      o Mechanical Technology, Inc.  1,800                                     6
      o Merix Corp.  3,700                                                    20
        Methode Electronics, Class A  3,600                                   37
        Mocon, Inc.  600                                                       5
        Molex, Inc.  16,125                                                  408
        Motorola, Inc.  193,455                                            4,287
      o MRV Communications, Inc.  4,307                                        8
        MTS Systems Corp.  4,500                                             180
        National Instruments Corp.  5,675                                    136
      o NCR Corp.  23,800                                                    719
     @o Network Appliance, Inc.  27,500                                      752
      o Network Equipment Technologies, Inc.  5,000                           25
      o Newport Corp.  4,200                                                  55
      o NMS Communications Corp.  1,500                                        5
     @o Novatel Wireless, Inc.  160                                            2
      o Oplink Communications, Inc.  4,600                                     7
      o Optical Communication Products, Inc.  500                              1
      o OSI Systems, Inc.  3,700                                              61
      o OYO Geospace Corp.  300                                                7
      o Packeteer, Inc.  1,100                                                 9
     @o Palm, Inc.  1,569                                                     40
        Park Electrochemical Corp.  3,600                                     90
      o Parkervision, Inc.  400                                                3
      o Paxar Corp.  2,300                                                    39
      o PC Connection, Inc.  3,000                                            17
      o PC-Tel, Inc.  1,400                                                   13
      o Pemstar, Inc.  1,600                                                   2
      o Performance Technologies, Inc.  1,600                                 13
      o Photon Dynamics, Inc.  3,400                                          59
      o Planar Systems, Inc.  3,700                                           33
        Plantronics, Inc.  4,000                                             119
      o Plexus Corp.  1,700                                                   30
      o Polycom, Inc.  9,200                                                 141
      o Powerwave Technologies, Inc.  3,583                                   40
      o Presstek, Inc.  1,100                                                 11
        Printronix, Inc.  2,400                                               34
      o QLogic Corp.  8,522                                                  257
        Qualcomm, Inc.  135,100                                            5,372
      o Quantum Corp.  5,500                                                  17
      o Radisys Corp.  3,700                                                  59
      o Redback Networks, Inc.  8,076                                         85
        Remec, Inc.  1,115                                                     1
      o Research Frontiers, Inc.  800                                          4
        Richardson Electronics Ltd.  1,300                                    11
      o Rofin-Sinar Technologies, Inc.  1,900                                 70
      o SafeNet, Inc.  2,770                                                  92
      o Sandisk Corp.  11,000                                                648
      o Sanmina -- SCI Corp.  41,316                                         151
      o SatCon Technology Corp.  900                                           1
      o SBS Technologies, Inc.  1,700                                         17
      o Scansource, Inc.  600                                                 34
        Scientific-Atlanta, Inc.  11,900                                     422
      o SCM Microsystems, Inc.  1,200                                          3
      o Seachange International, Inc.  3,350                                  21
      o Seagate Technology  12,500                                           181
     @o Silicon Graphics, Inc.  4,800                                          3
      o Sirenza Microdevices, Inc.  1,300                                      4
      o Sirf Technology Holdings, Inc.  3,500                                 90
      o Socket Communications, Inc.  800                                       1
      o Solectron Corp.  81,520                                              288
      o Somera Communications, Inc.  1,900                                     2
      o Sonus Networks, Inc.  19,400                                          85
        Spectralink Corp.  1,000                                              13
     >o StorageNetworks, Inc.  2,100                                          --
      o Stratasys, Inc.  1,350                                                32
      o Stratex Networks, Inc.  2,800                                          7
      o Sun Microsystems, Inc.  248,230                                      993
      o Sunrise Telecom, Inc.  2,000                                           5
     >o Superior Telecom, Inc.  1,124                                         --
      o Sycamore Networks, Inc.  18,200                                       71
        Symbol Technologies, Inc.  19,690                                    163
      o Symmetricom, Inc.  8,450                                              67
     @o Synaptics, Inc.  3,500                                                81
     @o Taser International, Inc.  1,700                                      10
      o Tech Data Corp.  5,300                                               184
        Technitrol, Inc.  4,000                                               67
      o Tekelec  8,700                                                       119
        Tektronix, Inc.  9,202                                               211
      o Tellabs, Inc.  34,564                                                330
      o Terayon Communication Systems Corp.  2,800                             8
      o Tessco Technologies, Inc.  900                                        13
      o Tollgrade Communications, Inc.  3,600                                 35
      o Trimble Navigation Ltd.  5,700                                       165
      o TTM Technologies, Inc.  4,400                                         35
      o UNOVA, Inc.  5,600                                                   174
     @o Utstarcom, Inc.  1,200                                                 7
      o Viasat, Inc.  3,500                                                   87
      o Vishay Intertechnology, Inc.  36,688                                 416
      o Westell Technologies, Inc., Class A  2,560                            12
      o Western Digital Corp.  15,700                                        190
      o WJ Communications, Inc.  2,300                                         3

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
     @o Xerox Corp.  69,700                                                  946
      o Xybernaut Corp.  1,400                                                --
      o YDI Wireless, Inc.  100                                               --
      o Zebra Technologies Corp., Class A  6,375                             275
      o Zhone Technologies, Inc.  1,000                                        2
      o Zomax, Inc.  2,000                                                     5
      o Zygo Corp.  500                                                        7
                                                                     -----------
                                                                          75,843
        TELECOMMUNICATION SERVICES 2.6%
        ------------------------------------------------------------------------
      o @Road, Inc.  4,400                                                    20
      o Alamosa Holdings, Inc.  8,000                                        118
      @ Alaska Communications Systems Group, Inc.  2,700                      30
        Alltel Corp.  30,587                                               1,892
      o American Tower Corp., Class A  33,800                                806
        AT&T Corp.  66,447                                                 1,314
      o AT&T Latin America Corp., Class A  2,100                              --
        Atlantic Tele-Network, Inc.  1,300                                    43
        BellSouth Corp.  160,887                                           4,186
      o Centennial Communications Corp.  8,000                               119
        CenturyTel, Inc.  10,500                                             344
      o Cincinnati Bell, Inc.  18,568                                         74
        Citizens Communications Co.  24,900                                  305
        Commonwealth Telephone Enterprises, Inc.  9,400                      337
      o Covad Communications Group, Inc.  7,000                                6
      o Crown Castle International Corp.  20,900                             512
        CT Communications, Inc.  4,500                                        51
     >o CTC Communications Group, Inc.  1,550                                 --
        D&E Communications, Inc.  4,000                                       32
      o Global Crossing Ltd.  2,500                                           33
        Hickory Tech Corp.  6,100                                             49
      o IDT Corp., Class B  7,600                                             91
     @o Level 3 Communications, Inc.  53,000                                 154
      o Lynch Interactive Corp.  900                                          21
        MCI, Inc.  26,300                                                    523
     >o McLeodUSA, Inc., Class A Escrow  21,892                               --
      o Metro One Telecommunications  4,400                                    2
      o Moscow CableCom Corp.  1,400                                           8
      o Nextel Partners, Inc., Class A  15,200                               382
        North Pittsburgh Systems, Inc.  3,500                                 70
      o Price Communications Corp.  4,047                                     62
     @o Primus Telecommunications Group, Inc.  7,500                           6
      o Qwest Communications International, Inc.  118,337                    516
      o Rural Cellular Corp., Class A  1,200                                  19
      o SBA Communications Corp.  1,300                                       19
        SBC Communications, Inc.  281,016                                  6,702
        Sprint Corp. (FON Group)  229,430                                  5,348
      o Talk America Holdings, Inc.  5,000                                    48
     >o TelCove  4,638                                                        --
        Telephone & Data Systems, Inc.  4,300                                163
      o Time Warner Telecom, Inc., Class A  4,500                             38
      o U.S. Cellular Corp.  6,100                                           311
      o Ubiquitel, Inc.  10,000                                               86
        Verizon Communications, Inc.  232,468                              7,325
        Warwick Valley Telephone Co.  2,100                                   48
      o Wireless Facilities, Inc.  1,800                                      12
                                                                     -----------
                                                                          32,225
        TELEPHONE 0.0%
        ------------------------------------------------------------------------
      o Tut Systems, Inc.  1,697                                               5

        TRANSPORTATION 1.7%
        ------------------------------------------------------------------------
      o AirTran Holdings, Inc.  5,800                                         87
      o Alaska Air Group, Inc.  1,900                                         60
        Alexander & Baldwin, Inc.  5,600                                     274
      o Amerco, Inc.  900                                                     53
     @o AMR Corp.  12,000                                                    162
        Arkansas Best Corp.  1,100                                            43
        Burlington Northern Santa Fe Corp.  30,300                         1,880
        C.H. Robinson Worldwide, Inc.  15,000                                529
        CNF, Inc.  4,500                                                     253
      o Continental Airlines, Inc., Class B  5,000                            65
        CSX Corp.  17,100                                                    783
      o Dollar Thrifty Automotive Group, Inc.  3,500                         132
        Expeditors International Washington, Inc.  8,100                     491
      o ExpressJet Holdings, Inc.  3,000                                      27
        FedEx Corp.  24,063                                                2,212
        Florida East Coast Industries, Class A  3,600                        157
        Forward Air Corp.  2,600                                              92
        Heartland Express, Inc.  6,706                                       132
        Interpool, Inc.  1,200                                                23
        J.B. Hunt Transport Services, Inc.  13,000                           252
     @o JetBlue Airways Corp.  7,975                                         148
      o Kansas City Southern Railway  5,050                                  112
      o Kirby Corp.  2,800                                                   145
        Knight Transportation, Inc.  2,700                                    73
      o Laidlaw International, Inc.  8,200                                   187
      o Landstar Systems, Inc.  15,200                                       586
      o MAIR Holdings, Inc.  1,100                                             6
      o Mesa Air Group, Inc.  1,300                                           15
        Norfolk Southern Corp.  31,400                                     1,262

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
      o Northwest Airlines Corp.  6,500                                        4
      o Old Dominion Freight Line  2,700                                      96
      o Pacer International, Inc.  2,800                                      72
      o Park-Ohio Holdings Corp.  2,600                                       43
        Ryder Systems, Inc.  6,400                                           254
      o SCS Transportation, Inc.  4,100                                       82
        SkyWest, Inc.  4,000                                                 117
        Southwest Airlines Co.  64,125                                     1,027
      o Swift Transportation Co., Inc.  5,970                                109
        Union Pacific Corp.  22,000                                        1,522
        United Parcel Service, Inc., Class B  91,480                       6,673
        Werner Enterprises, Inc.  5,832                                      105
      o Yellow Roadway Corp.  5,004                                          227
                                                                     -----------
                                                                          20,572
        UTILITIES 3.3%
        ------------------------------------------------------------------------
      o The AES Corp.  52,596                                                836
        AGL Resources, Inc.  4,300                                           151
      o Allegheny Energy, Inc.  10,500                                       297
        Allete, Inc.  2,733                                                  120
        Alliant Energy Corp.  9,300                                          246
        Ameren Corp.  15,100                                                 794
        American Electric Power Co., Inc.  33,820                          1,284
        American States Water Co.  950                                        30
        Aqua America, Inc.  3,671                                            124
        Atmos Energy Corp.  6,700                                            176
        Avista Corp.  3,800                                                   67
      o BayCorp Holdings Ltd.  6                                              --
        Black Hills Corp.  1,400                                              58
     @o Calpine Corp.  12,300                                                 29
        Cascade Natural Gas Corp.  3,500                                      72
        Centerpoint Energy, Inc.  26,100                                     346
        Central Vermont Public Service Corp.  2,700                           43
        CH Energy Group, Inc.  1,900                                          88
        Cinergy Corp.  15,100                                                602
        Cleco Corp.  3,400                                                    72
      o CMS Energy Corp.  5,000                                               75
      @ Consolidated Edison, Inc.  17,000                                    774
        Constellation Energy Group, Inc.  16,800                             921
        Dominion Resources, Inc.  26,610                                   2,024
        DPL, Inc.  11,452                                                    295
        DTE Energy Co.  13,801                                               596
        Duke Energy Corp.  76,800                                          2,034
        Duquesne Light Holdings, Inc.  6,100                                 102
        Edison International  49,200                                       2,153
      o El Paso Electric Co.  2,800                                           61
        Energen Corp.  5,200                                                 196
        Energy East Corp.  12,214                                            291
        Entergy Corp.  18,200                                              1,287
        Equitable Resources, Inc.  8,800                                     340
        Exelon Corp.  54,474                                               2,834
        FirstEnergy Corp.  28,217                                          1,340
        Florida Public Utilites Co.  1,599                                    23
        FPL Group, Inc.  29,400                                            1,266
      @ Great Plains Energy, Inc.  6,500                                     187
        Green Mountain Power Corp.  3,800                                    124
        Hawaiian Electric Industries, Inc.  7,700                            203
        Idacorp, Inc.  4,200                                                 121
        Inergy L.P.  2,000                                                    57
        KeySpan Corp.  13,400                                                463
        The Laclede Group, Inc.  3,300                                        99
        MDU Resources Group, Inc.  10,950                                    361
        MGE Energy, Inc.  400                                                 14
        National Fuel Gas Co.  5,800                                         175
        New Jersey Resources Corp.  1,650                                     71
        Nicor, Inc.  3,000                                                   118
        NiSource, Inc.  22,864                                               541
        Northeast Utilities, Inc.  10,124                                    184
        Northwest Natural Gas Co.  2,700                                      93
      o NRG Energy, Inc.  7,000                                              301
        NSTAR  7,734                                                         210
        OGE Energy Corp.  6,500                                              167
        Oneok, Inc.  7,400                                                   213
        Otter Tail Corp.  1,100                                               33
        Peoples Energy Corp.  3,200                                          119
        Pepco Holdings, Inc.  14,000                                         301
        PG&E Corp.  29,900                                                 1,088
        Piedmont Natural Gas Co.  3,200                                       76
        Pinnacle West Capital Corp.  6,800                                   284
        PNM Resources, Inc.  5,500                                           139
        PPL Corp.  30,000                                                    940
        Progress Energy, Inc.  21,159                                        922
        Public Service Enterprise Group, Inc.  19,000                      1,195
        Puget Energy, Inc.  7,500                                            161
        Questar Corp.  8,100                                                 638
      o Reliant Energy, Inc.  25,125                                         319
        SCANA Corp.  7,905                                                   314
     >o Seagate Escrow Security  7,500                                        --
        Sempra Energy  19,175                                                849
      o Sierra Pacific Resources  4,476                                       58
        The Southern Co.  60,900                                           2,131
      o Southern Union Co.  6,074                                            143
        Southwest Gas Corp.  3,600                                            98
        TECO Energy, Inc.  5,600                                              97
        TXU Corp.  26,400                                                  2,660
     >o U.S. Wireless Corp.  400                                              --
        UGI Corp.  8,200                                                     194
        UIL Holdings Corp.  400                                               20
        Unisource Energy Corp.  3,800                                        121
        Unitil Corp.  600                                                     16
        Vectren Corp.  5,766                                                 157
        Westar Energy, Inc.  8,200                                           181
        WGL Holdings, Inc.  3,000                                             93

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
        Wisconsin Energy Corp.  11,400                                       431
        WPS Resources Corp.  2,400                                           131
        Xcel Energy, Inc.  34,195                                            627
                                                                     -----------
                                                                          40,285

        PREFERRED STOCK 0.0% of net assets

        REAL ESTATE 0.0%
        ------------------------------------------------------------------------
        Simon Property Group LP  1,200                                        74

        WARRANTS 0.0% of net assets

        MEDIA 0.0%
        ------------------------------------------------------------------------
     >o RCN Corp.  2                                                          --

        SOFTWARE & SERVICES 0.0%
        ------------------------------------------------------------------------
     >o Pinnacle Holdings, Inc. Expires 11/13/07  9                           --

        RIGHTS 0.0% of net assets

        PHARMACEUTICALS & BIOTECHNOLOGY 0.0%
        ------------------------------------------------------------------------
      o OSI Pharmaceuticals, Inc. Expires 01/18/05  1,640                     --

                                                          FACE
        SECURITY                                         AMOUNT
           RATE, MATURITY DATE                        ($ x 1,000)
        SHORT-TERM INVESTMENT 0.3% of net assets

        Wachovia Bank, Grand Cayman
        Time Deposit
           3.48%, 11/01/05                                  3,196          3,196

        U.S. TREASURY OBLIGATIONS 0.0% of net assets

      = U.S. Treasury Bills
           3.46%-3.53%, 12/15/05                              275            274


END OF INVESTMENTS.

                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ x 1,000)
        COLLATERAL INVESTED FOR SECURITIES ON LOAN
        2.2% of net assets

        SHORT-TERM INVESTMENT 2.2%
        ------------------------------------------------------------------------
        Securities Lending Investment Fund  26,921,966                    26,922


END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 10/31/05. All numbers x $1,000 except number of contracts.

                                              NUMBER
                                                OF        CONTRACT    UNREALIZED
                                             CONTRACTS     VALUE        GAINS
        FUTURES CONTRACTS

        S&P 500 Index,
        e-mini, Long Expires
        12/18/05                                    55       3,327            65

SCHWAB CAPITAL TRUST

SCHWAB INTERNATIONAL INDEX FUND(R)

PORTFOLIO HOLDINGS as of October 31, 2005

The following is the schedule of portfolio holdings at 10/31/05. The schedule should be read in conjunction with the fund's annual report for the period ended 10/31/05.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 *  American Depositary Receipt

 >  Security is valued at fair value (see Accounting Policies)

 @  All or a portion of this security is on loan

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                  ($X1,000)        ($X1,000)
--------------------------------------------------------------------------------
 99.4%   FOREIGN COMMON
         STOCK                                          958,909       1,362,937

  0.3%   SHORT-TERM
         INVESTMENT                                       4,247           4,247

  0.1%   FOREIGN PREFERRED
         STOCK                                              766           1,042

  0.0%   WARRANTS                                           200              --
--------------------------------------------------------------------------------
 99.8%   TOTAL INVESTMENTS                              964,122       1,368,226

  6.2%   COLLATERAL INVESTED FOR
         SECURITIES ON LOAN                              85,164          85,164

(6.0)%   OTHER ASSETS AND
         LIABILITIES, NET                                               (82,204)
--------------------------------------------------------------------------------
100.0%   TOTAL NET ASSETS                                             1,371,186


                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       FOREIGN COMMON STOCK 99.4% of net assets

       AUSTRALIA 4.3%
       -------------------------------------------------------------------------
       AMP Ltd.    334,425                                                 1,831
       Australia & New Zealand Banking Group
       Ltd.    305,043                                                     5,386
       BHP Billiton Ltd.    600,162                                        9,309
       Coles Myer Ltd.    185,781                                          1,396
       Commonwealth Bank of Australia    217,722                           6,340
       Foster's Group Ltd.    310,703                                      1,352
       Insurance Australia Group Ltd.    299,917                           1,164
       Macquarie Bank Ltd.    36,389                                       1,767
       Macquarie Infrastructure Group    386,221                             994
       National Australia Bank Ltd.    263,464                             6,518
       QBE Insurance Group Ltd.    128,017                                 1,709
     @ Rio Tinto Ltd.    44,243                                            1,871
       St. George Bank Ltd.    92,734                                      1,892
       Suncorp-Metway Ltd.    94,261                                       1,361
     @ Telstra Corp. Ltd.    984,095                                       3,103
       Wesfarmers Ltd.    59,508                                           1,593
       Westfield Group    250,650                                          3,120
       Westpac Banking Corp.    315,939                                    4,911
       Woodside Petroleum Ltd.    70,492                                   1,669
       Woolworths Ltd.    186,347                                          2,277
                                                                     -----------
                                                                          59,563
       BELGIUM 0.9%
       -------------------------------------------------------------------------
     @ Dexia    116,326                                                    2,513
       Electrabel SA    4,910                                              2,430
       Fortis    205,652                                                   5,854
       Solvay SA    11,315                                                 1,317
                                                                     -----------
                                                                          12,114
       CANADA 6.5%
       -------------------------------------------------------------------------
       Alcan, Inc.    63,686                                               2,007
     @ Bank of Montreal    82,275                                          4,029
     @ Bank of Nova Scotia    165,540                                      6,028
       Barrick Gold Corp.    92,119                                        2,314
     @ BCE, Inc.    156,114                                                3,856
     @ Brascan Corp.    35,110                                             1,602
     @ Canadian Imperial Bank of Commerce
       56,793                                                              3,473
       Canadian National Railway Co.    46,253                             3,350
       Canadian Natural Resources Ltd.    88,025                           3,601
     @ Enbridge, Inc.    59,980                                            1,829
       EnCana Corp.    144,258                                             6,598
       Imperial Oil Ltd.    17,349                                         1,517
       Inco Ltd.    30,635                                                 1,229
       Loblaw Cos. Ltd.    17,129                                            974
       Magna International, Inc., Class A
       16,790                                                              1,167
     @ Manulife Financial Corp.    131,759                                 6,860
     @ National Bank of Canada    26,520                                   1,328
       Nortel Networks Corp.    703,685                                    2,271
       Petro-Canada    87,092                                              3,036
       Placer Dome, Inc.    67,108                                         1,326
       Potash Corp. of Saskatchewan    16,545                              1,357
       Power Corp. of Canada    48,677                                     1,205
     @ Power Financial Corp.    35,564                                       943
     @ Royal Bank of Canada    107,744                                     7,605
     @ Sun Life Financial, Inc.    97,223                                  3,628
       Suncor Energy, Inc.    76,283                                       4,084

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       Talisman Energy, Inc.    64,055                                     2,838
     @ Thomson Corp.    32,575                                             1,106
     @ Toronto-Dominion Bank    118,761                                    5,603
     @ TransCanada Corp.    84,878                                         2,521
                                                                     -----------
                                                                          89,285
       DENMARK 0.7%
       -------------------------------------------------------------------------
       AP Moller-Maersk A/S    174                                         1,574
     @ AP Moller-Maersk A/S    178                                         1,565
       Danske Bank A/S    79,925                                           2,508
       Novo-Nordisk A/S, Class B    39,280                                 2,017
       TDC A/S    29,418                                                   1,649
                                                                     -----------
                                                                           9,313
       FRANCE 10.3%
       -------------------------------------------------------------------------
       Accor SA    37,106                                                  1,853
       Air Liquide SA    18,901                                            3,438
     o Alcatel SA, Class A    206,671                                      2,429
       Arcelor SA    107,796                                               2,560
       AXA SA    260,843                                                   7,556
       BNP Paribas    132,633                                             10,060
       Bouygues    39,073                                                  1,929
       Carrefour SA    103,145                                             4,588
       Cie Generale D'Optique Essilor
       International SA    16,331                                          1,345
       Compagnie de Saint-Gobain    53,044                                 2,906
       Credit Agricole SA    113,868                                       3,339
       France Telecom SA    253,842                                        6,600
       Groupe Danone    44,351                                             4,508
       L'Oreal SA    44,278                                                3,256
       Lafarge SA    30,598                                                2,512
       Lagardere S.C.A.    22,134                                          1,522
       LVMH Moet-Hennessy Louis Vuitton SA
       44,464                                                              3,601
       Michelin (C.G.D.E.), Class B    25,956                              1,401
       Pernod-Ricard    12,682                                             2,219
       Peugeot SA    28,624                                                1,739
       Pinault-Printemps-Redoute SA    12,173                              1,279
       Renault SA    34,267                                                2,968
       Sanofi-Aventis    173,827                                          13,927
       Schneider Electric SA    40,373                                     3,318
       Societe Generale, Class A    61,146                                 6,984
       STMicroelectronics NV    108,544                                    1,788
       Suez SA    167,555                                                  4,540
  @(5) Total SA    102,990                                                25,920
       Veolia Environnement    45,750                                      1,904
       Vinci SA    23,916                                                  1,870
       Vivendi Universal SA    181,776                                     5,722
     * Vivendi Universal SA    54,392                                      1,709
                                                                     -----------
                                                                         141,290
       GERMANY 7.4%
       -------------------------------------------------------------------------
       Adidas-Salomon AG    8,093                                          1,358
       Allianz AG    59,288                                                8,388
       BASF AG    94,612                                                   6,824
       Bayer AG    122,306                                                 4,251
     o Bayerische Hypo-und Vereinsbank AG
       108,268                                                             3,017
       Bayerische Motoren Werke AG    59,949                               2,601
       Commerzbank AG    88,304                                            2,313
       Continental AG    26,167                                            2,002
       DaimlerChrysler AG    142,504                                       7,142
     @ Deutsche Bank AG    94,035                                          8,817
       Deutsche Boerse AG    19,400                                        1,826
       Deutsche Post AG    75,227                                          1,678
       Deutsche Telekom AG    411,262                                      7,274
       E.ON AG    112,817                                                 10,225
     o Infineon Technologies AG    127,600                                 1,192
       Linde AG    14,312                                                  1,020
       Metro AG    25,777                                                  1,172
       Muenchener Rueckversicherungs AG    33,394                          3,925
       RWE AG    78,776                                                    5,034
       SAP AG    34,535                                                    5,917
       Schering AG    29,646                                               1,833
       Siemens AG    144,278                                              10,747
       ThyssenKrupp AG    74,228                                           1,508
     @ Volkswagen AG    40,893                                             2,229
                                                                     -----------
                                                                         102,293
       HONG KONG/CHINA 1.0%
       -------------------------------------------------------------------------
       Cheung Kong Holdings Ltd.    254,240                                2,656
       CLP Holdings Ltd.    295,080                                        1,694
       Hang Seng Bank Ltd.    121,836                                      1,582
       Hong Kong & China Gas Co.    600,400                                1,241
       HongKong Electric Holdings    230,256                               1,089
       Hutchison Whampoa Ltd.    366,370                                   3,486
       Sun Hung Kai Properties Ltd.    99,604                                945
       Swire Pacific Ltd., Class A    167,890                              1,511
                                                                     -----------
                                                                          14,204
       IRELAND 0.1%
       -------------------------------------------------------------------------
       Depfa Bank PLC    63,448                                              989

       ITALY 3.4%
       -------------------------------------------------------------------------
       Alleanza Assicurazioni SPA    87,330                                1,009
       Assicurazioni Generali SPA    182,632                               5,432
       Banca Intesa SPA    608,806                                         2,844
       Banco Popolare di Verona e Novara    66,166                         1,221

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       Capitalia SPA    207,288                                            1,082
     @ Enel SPA    640,287                                                 5,157
     @ ENI-Ente Nazionale Idrocarburi SPA
       429,220                                                            11,490
       Mediaset SPA    110,368                                             1,212
       Mediobanca SPA    55,061                                              975
     @ Riunione Adriatica di Sicurta SPA    52,500                         1,194
       Sanpaolo IMI SPA    164,991                                         2,383
       Telecom Italia RNC SPA    1,076,571                                 2,604
       Telecom Italia SPA    1,799,514                                     5,208
       UniCredito Italiano SPA    823,879                                  4,601
                                                                     -----------
                                                                          46,412
       JAPAN 19.8%
       -------------------------------------------------------------------------
       Aeon Co. Ltd.    117,000                                            2,432
       Ajinomoto Co., Inc.    92,000                                         898
       Asahi Glass Co. Ltd.    179,000                                     1,936
       Asahi Kasei Corp.    250,000                                        1,339
       Astellas Pharma, Inc.    92,370                                     3,301
       Bridgestone Corp.    116,657                                        2,384
       Canon, Inc.    139,395                                              7,381
       Central Japan Railway Co.    120                                    1,021
     @ Chubu Electric Power Co., Inc.    112,100                           2,779
       Dai Nippon Printing Co. Ltd.    117,000                             1,915
     o Daiichi Sankyo Co. Ltd.    59,000                                   1,070
       Daiwa Securities Group, Inc.    225,045                             1,849
       Denso Corp.    92,000                                               2,620
       East Japan Railway Co.    621                                       3,691
       Eisai Co. Ltd.    45,000                                            1,763
       Fanuc Ltd.    32,300                                                2,546
       Fuji Photo Film Co. Ltd.    86,811                                  2,763
       Fujitsu Ltd.    326,000                                             2,158
       Hitachi Ltd.    559,079                                             3,444
       Honda Motor Co. Ltd.    141,539                                     7,874
     o Hoya Corp.    53,721                                                1,860
       Hoya Corp.    17,907                                                  627
       Itochu Corp.    273,000                                             1,872
       Japan Tobacco, Inc.    165                                          2,609
       JFE Holdings, Inc.    94,000                                        2,921
       The Kansai Electric Power Co.    130,000                            2,860
     o Kao Corp.    91,619                                                 2,195
       KDDI Corp.    536                                                   3,075
       Keyence Corp.    5,900                                              1,358
       Kintetsu Corp.    305,830                                           1,122
       Kirin Brewery Co. Ltd.    136,000                                   1,513
       Komatsu Ltd.    166,609                                             2,221
       Konica Minolta Holdings, Inc.    81,000                               672
       Kyocera Corp.    31,500                                             2,044
       Kyushu Electric Power Co.    73,493                                 1,577
       Matsushita Electric Industrial Co. Ltd.
       343,912                                                             6,304
       Millea Holdings, Inc.    294                                        5,321
       Mitsubishi Corp.    229,000                                         4,455
       Mitsubishi Electric Corp.    303,000                                1,817
       Mitsubishi Estate Co. Ltd.    199,502                               2,950
       Mitsubishi Heavy Industries Ltd.    565,000                         2,136
       Mitsubishi UFJ Financial Group, Inc.    988                        12,423
       Mitsui & Co. Ltd.    239,000                                        2,936
       Mitsui Fudosan Co. Ltd.    125,777                                  2,060
       Mitsui Sumitomo Insurance Co. Ltd.
       254,875                                                             3,265
       Mizuho Financial Group, Inc.    1,395                               9,316
       Murata Manufacturing Co. Ltd.    40,574                             2,035
       NEC Corp.    327,000                                                1,627
       Nikko Cordial Corp.    120,000                                      1,457
       Nintendo Co. Ltd.    18,239                                         2,046
       Nippon Oil Corp.    250,000                                         2,136
       Nippon Steel Corp.    1,020,000                                     3,645
       Nippon Telegraph & Telephone Corp.    1,667                         7,971
       Nissan Motor Co. Ltd.    387,196                                    4,061
       Nitto Denko Corp.    28,000                                         1,696
       Nomura Holdings, Inc.    345,000                                    5,324
       NTT DoCoMo, Inc.    3,141                                           5,426
       Omron Corp.    43,000                                               1,015
     @ Osaka Gas Co. Ltd.    394,000                                       1,441
     o Resona Holdings, Inc.    1,884                                      5,464
       Ricoh Co. Ltd.    118,000                                           1,876
       Rohm Co. Ltd.    19,112                                             1,549
     @ Sanyo Electric Co. Ltd.    258,655                                    540
       Secom Co. Ltd.    38,500                                            1,922
       Sekisui House Ltd.    94,000                                        1,171
    @o Seven & I Holding Co. Ltd.    139,203                               4,546
       Sharp Corp.    156,785                                              2,154
       Shin-Etsu Chemical Co. Ltd.    64,280                               3,083
       SMC Corp.    11,000                                                 1,464
       Softbank Corp.    41,000                                            2,325
       Sompo Japan Insurance, Inc.    140,920                              2,119
       Sony Corp.    176,500                                               5,768
       Sumitomo Corp.    188,000                                           2,102
       Sumitomo Electric Industries Ltd.
       131,000                                                             1,724
       Sumitomo Mitsui Financial Group, Inc.
       938                                                                 8,666
       The Sumitomo Trust & Banking Co. Ltd.
       172,950                                                             1,473
       Suzuki Motor Corp.    66,294                                        1,140
       Takeda Pharmaceutical Co. Ltd.    141,200                           7,742
       TDK Corp.    22,000                                                 1,484
       Tohoku Electric Power Co.    83,700                                 1,708
       The Tokyo Electric Power Co., Inc.
       201,890                                                             5,022
       Tokyo Electron Ltd.    28,000                                       1,408
     @ Tokyo Gas Co. Ltd.    463,201                                       1,822
       Toppan Printing Co. Ltd.    104,653                                 1,010

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     @ Toshiba Corp.    524,178                                            2,434
   (8) Toyota Motor Corp.    442,703                                      20,535
       West Japan Railway Co.    225                                         798
     o Yahoo! Japan Corp.    460                                             494
       Yahoo! Japan Corp.    460                                             488
       Yamato Transport Co. Ltd.    78,000                                 1,285
                                                                     -----------
                                                                         271,869
       NETHERLANDS 3.7%
       -------------------------------------------------------------------------
       ABN Amro Holdings NV    311,572                                     7,370
       Aegon NV    201,241                                                 3,035
       Akzo Nobel NV    45,783                                             1,979
     o ASML Holding NV    77,478                                           1,312
       European Aeronautic Defense & Space Co.
       46,558                                                              1,613
       Heineken Nv    43,627                                               1,383
       ING Groep NV    366,162                                            10,561
     o Koninklijke Ahold NV    244,279                                     1,705
       Koninklijke Philips Electronics NV
       219,583                                                             5,743
       Reed Elsevier NV    127,172                                         1,713
       Royal KPN NV    332,474                                             3,159
       TNT NV    67,143                                                    1,583
       Unilever NV    94,924                                               6,680
       VNU NV    47,654                                                    1,517
       Wolters Kluwer NV    55,267                                         1,025
                                                                     -----------
                                                                          50,378
       SPAIN 4.2%
       -------------------------------------------------------------------------
       ACS Actividades Cons y Serv    44,790                               1,280
       Altadis SA    49,394                                                2,096
       Banco Bilbao Vizcaya Argentaria SA
       590,624                                                            10,416
       Banco Popular Espanol SA    155,820                                 1,892
       Banco Sabadell SA    46,907                                         1,238
       Banco Santander Central Hispano SA
       1,036,437                                                          13,199
       Endesa SA    173,536                                                4,309
       Iberdrola SA    129,432                                             3,466
       Inditex SA    41,211                                                1,220
       Repsol YPF SA    171,807                                            5,118
       Telefonica SA    830,416                                           13,256
                                                                     -----------
                                                                          57,490
       SWEDEN 2.0%
       -------------------------------------------------------------------------
       Electrolux AB, Series B    53,392                                   1,246
       ForeningsSparbanken AB    74,977                                    1,851
       Hennes & Mauritz AB, Series B    80,681                             2,620
       Nordea Bank AB    374,988                                           3,676
       Sandvik AB    38,092                                                1,834
       Skandinaviska Enskilda Banken, Series A
       70,925                                                              1,324
       Svenska Cellulosa AB, Series B    35,963                            1,214
       Svenska Handelsbanken AB, Series A
       82,642                                                              1,885
       Telefonaktiebolaget LM Ericsson,
       Class B    2,453,793                                                8,044
       TeliaSonera AB    343,834                                           1,682
       Volvo AB, Series B    40,445                                        1,664
                                                                     -----------
                                                                          27,040
       SWITZERLAND 7.7%
       -------------------------------------------------------------------------
     o ABB Ltd.    336,908                                                 2,614
       Adecco SA, Registered    22,375                                       955
       Compagnie Financiere Richemont AG    92,799                         3,532
       Credit Suisse Group    190,854                                      8,445
       Holcim Ltd.    30,865                                               1,922
   (9) Nestle SA, Registered    67,591                                    20,133
   (6) Novartis AG, Registered    430,836                                 23,180
  (10) Roche Holdings -- Genus    121,834                                 18,209
       Swiss Reinsurance, Registered    56,990                             3,848
       Swisscom AG, Registered    3,997                                    1,315
       Syngenta AG    18,113                                               1,946
       UBS AG, Registered    177,232                                      15,115
     o Zurich Financial Services AG    24,114                              4,113
                                                                     -----------
                                                                         105,327
       UNITED KINGDOM 27.4%
       -------------------------------------------------------------------------
       AstraZeneca PLC    284,404                                         12,722
       Aviva PLC    417,820                                                4,934
       BAA PLC    195,619                                                  2,125
       BAE Systems PLC    566,657                                          3,316
       Barclays PLC    1,124,769                                          11,146
       BG Group PLC    622,564                                             5,477
       BHP Billiton PLC    417,118                                         6,138
       BOC Group PLC    85,159                                             1,679
       Boots Group PLC    127,401                                          1,389
   (1) BP PLC    3,683,430                                                40,802
       British American Tobacco PLC    269,779                             5,936
       British Land Co. PLC    90,252                                      1,422
       British Sky Broadcasting PLC    195,898                             1,768
       BT Group PLC    1,443,643                                           5,434
       Cable & Wireless PLC    386,258                                       788
       Cadbury Schweppes PLC    343,491                                    3,385
       Carnival PLC    30,775                                              1,561
       Centrica PLC    662,309                                             2,799
       Compass Group PLC    401,745                                        1,352
       Diageo PLC    523,989                                               7,739
       DSG International PLC    356,181                                      908
       Friends Provident PLC    417,684                                    1,303

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       Gallaher Group PLC    117,546                                       1,826
   (4) GlaxoSmithKline PLC    1,023,700                                   26,625
       GUS PLC    171,098                                                  2,552
       Hanson PLC    128,676                                               1,304
       HBOS PLC    673,991                                                 9,956
       Hilton Group PLC    287,543                                         1,728
   (2) HSBC Holdings PLC    1,947,777                                     30,602
       Imperial Tobacco Group PLC    125,097                               3,585
       Intercontinental Hotels Group PLC    74,904                           936
       ITV PLC    738,032                                                  1,359
       J. Sainsbury PLC    191,810                                           947
       Kingfisher PLC    442,761                                           1,662
       Land Securities Group PLC    75,040                                 1,846
       Legal & General Group PLC    1,136,832                              2,159
       Lloyds TSB Group PLC    957,348                                     7,829
       Man Group PLC    50,854                                             1,387
       Marks & Spencer Group PLC    275,748                                2,038
       National Grid PLC    460,800                                        4,215
       Next PLC    41,484                                                    980
       O2 PLC    1,437,648                                                 5,237
       Pearson PLC    143,637                                              1,597
       Prudential PLC    394,603                                           3,311
       Reckitt Benckiser PLC    103,396                                    3,124
       Reed Elsevier PLC    236,461                                        2,160
       Rentokil Initial PLC    364,152                                       990
       Reuters Group PLC    267,194                                        1,698
       Rio Tinto PLC    188,475                                            7,181
       Rolls-Royce Group PLC    296,618                                    1,917
       Rolls-Royce Group PLC, B Shares
       24,737,941                                                             45
       Royal Bank of Scotland Group PLC    549,711                        15,222
   (7) Royal Dutch Shell PLC, A Shares    749,220                         23,104
       Royal Dutch Shell PLC, B Shares    497,774                         16,237
       SABMiller PLC    151,731                                            2,863
       Scottish & Newcastle PLC    145,929                                 1,208
       Scottish & Southern Energy PLC    148,675                           2,580
       Scottish Power PLC    313,346                                       3,067
       Severn Trent Water PLC    60,427                                    1,024
       Smith & Nephew PLC    175,479                                       1,484
       Smiths Group PLC    107,917                                         1,743
       Standard Chartered PLC    197,728                                   4,152
       Tesco PLC    1,376,566                                              7,330
       Unilever PLC    477,377                                             4,829
       United Utilities PLC    99,658                                      1,100
   (3) Vodafone Group PLC    11,087,405                                   29,109
       Wm. Morrison Supermarkets    434,304                                1,257
       Wolseley PLC    100,048                                             2,035
       WPP Group PLC    214,518                                            2,107
                                                                     -----------
                                                                         375,370
       UNITED STATES 0.0%
       -------------------------------------------------------------------------
     o Novelis, Inc.    1                                                     --

       FOREIGN PREFERRED STOCK 0.1% of net assets

       GERMANY 0.1%
       -------------------------------------------------------------------------
     o Henkel KGaA    12,100                                               1,042

       WARRANTS 0.0% of net assets

       FRANCE 0.0%
       -------------------------------------------------------------------------
    >o Casino Guichard Perrachon SA, Expires
       12/15/05    1,026                                                      --

       UNITED STATES 0.0%
       -------------------------------------------------------------------------
     o NTL, Inc., Series A, Expires 01/13/11    48                            --

                                                         FACE
       SECURITY                                         AMOUNT
        RATE, MATURITY DATE                          ($ X 1,000)
       SHORT-TERM INVESTMENT 0.3% of net assets

       Wachovia Bank, Grand Cayman Time
       Deposit
           3.48%, 11/01/05                                4,247            4,247



END OF INVESTMENTS.

At October 31, 2005, all foreign securities were valued at fair value in accordance with board approved procedures (See Accounting Policies).

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       COLLATERAL INVESTED FOR SECURITIES ON LOAN
       6.2% of net assets

       SHORT-TERM INVESTMENT 6.2%
       -------------------------------------------------------------------------
       Securities Lending Investment Fund
       85,164,128                                                         85,164


END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11: CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant's internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 12: EXHIBITS.

(a)(1) Registrant's code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

   (2) Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

   (3)  Not applicable.

(b) A certification for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Schwab Capital Trust

By: /S/ Evelyn Dilsaver
    ---------------------------
        Evelyn Dilsaver
        Chief Executive Officer

Date:   12/15/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ Evelyn Dilsaver
    ---------------------------
        Evelyn Dilsaver
        Chief Executive Officer

Date:   12/15/2005


By: /S/ George Pereira
    ---------------------------
        George Pereira
        Principal Financial Officer

Date:   12/15/2005